                                    UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
             MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number: 811-22235

AQR Funds

               (Exact name of registrant as specified in charter)

                                  Two Greenwich Plaza

                             Greenwich, CT 06830

             (Address of principal executive offices) (Zip code)

                                     H.J. Willcox, Esq.
                        Principal and Chief Legal Officer
                        AQR Capital Management, LLC
                                  Two Greenwich Plaza

                             Greenwich, CT 06830
                   (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2021 to December 31, 2021

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds no longer mail paper copies of the Funds' annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Annual Report
December 31, 2021
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Sustainable Long-Short Equity Carbon Aware Fund

Table of Contents
Shareholder Letters (Unaudited)
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
4
AQR Diversifying Strategies Fund
...................................................................
8
AQR Equity Market Neutral Fund
....................................................................
10
AQR Long-Short Equity Fund
.......................................................................
12
AQR Macro Opportunities Fund
.....................................................................
14
AQR Managed Futures Strategy Fund
................................................................
17
AQR Managed Futures Strategy HV Fund
.............................................................
20
AQR Multi-Asset Fund
............................................................................
23
AQR Risk-Balanced Commodities Strategy Fund
........................................................
25
AQR Style Premia Alternative Fund
..................................................................
27
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
30
AQR Diversified Arbitrage Fund
.....................................................................
54
AQR Diversifying Strategies Fund
...................................................................
79
AQR Equity Market Neutral Fund
....................................................................
80
AQR Long-Short Equity Fund
.......................................................................
100
AQR Macro Opportunities Fund
.....................................................................
126
AQR Managed Futures Strategy Fund
................................................................
137
AQR Managed Futures Strategy HV Fund
.............................................................
165
AQR Multi-Asset Fund
............................................................................
189
AQR Risk-Balanced Commodities Strategy Fund
........................................................
209
AQR Style Premia Alternative Fund
..................................................................
218
AQR Sustainable Long-Short Equity Carbon Aware Fund
..................................................
252
Financial Statements and Notes
........................................................................
273
Report of Independent Registered Public Accounting Firm
.....................................................
353
Other Federal Tax Information (Unaudited)
................................................................
354
Fund Expense Examples (Unaudited)
....................................................................
355
Trustees and Officers (Unaudited)
.......................................................................
358

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND

AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Alternative Risk Premia Fund (the “Fund”) returned 14.25%, net of fees, (Class I shares) in
2021. For the year ended December 31, 2021, the Fund realized 8.9% annualized daily volatility and a
0.1 correlation to global equities, as represented by the MSCI World Index. The ICE Bank of America U.S.
3-Month Treasury Bill Index
SM
, which is the Fund’s benchmark, returned 0.05% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
During the 2021 fiscal year, the Fund invested in four different asset groups, including using derivatives such as futures and swaps: equities of major developed markets, country specific equity indices, bonds, and currencies. The Fund employed market-neutral and long-short strategies across these asset groups based on five investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Trend - The tendency for an asset’s recent performance to continue in the future
Gains were almost entirely driven by the Stocks and Industries (“Stocks”) asset group, with Value being the dominant driver of performance. Commodities and Equity Indices also contributed positively. A majority of
Stocks gains occurred in the first quarter. The group then generally performed poorly until midway through the fourth quarter as Value retraced some of what it had previously earned before recouping again toward the end of the year. Equity Indices had modestly positive returns on the year, being the only asset group with Value detracting. Currencies slightly detracted and Fixed Income was about flat on the year. Given the
Fund's target of low correlation to traditional markets, the impact of the evolving COVID-19 pandemic on aggregate direction of traditional markets had a minimal influence on the Fund's performance.
Stocks had positive performance across all the style factors, with Value and Defensive being the biggest contributors. Commodities also saw its gains come from Value as well as Trend. In Equity Indices, large positive contributions from Defensive were largely offset by negative contributions from Value, producing more muted gains on the year. Currencies had negative performance across all but the Value style, and
Carry was the biggest detractor behind Fixed Income.
This year’s Stocks Value gains are a shift from the recent past. AQR’s research suggests that the
Value losses of the prior couple of years have been due to a temporary disconnect between prices and fundamentals. Investors were demanding stocks with long-term growth forecasts, seemingly without concern for the price paid for those securities. Our prediction has been that performance for Value will rebound meaningfully as the bubble bursts, and the shift in 2021 has been a meaningful step in this direction.
Furthermore, despite a strong year for the Strategy and a meaningful contribution from Value in Stocks, the opportunity set for this particular portion of the portfolio is even more attractive than it was at the beginning of 2021.
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Scott Metchick
Principal
Nathan Sosner
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
AQR Funds | Annual Report | December 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 3.34%, 3.60% and 3.25%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR ALTERNATIVE RISK PREMIA FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 09/19/2017
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR ALTERNATIVE RISK PREMIA FUND
1 Year 3 Year
Since
Inception
Date of
Inception
Fund - Class I: QRPIX 14.25% -4.34% -4.79% 9/19/2017
Fund - Class N: QRPNX 14.03% -4.56% -4.99% 9/19/2017
Fund - Class R6: QRPRX 14.31% -4.26% -4.68% 9/19/2017
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.99% 1.21% 9/19/2017

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND

AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Diversified Arbitrage Fund (the “Fund”) invests in arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a liquidity premium around corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other risk premia. Over the 2021 calendar year, the Fund returned 6.27%, net of fees, with positive contributions from all three major strategy buckets. The event-driven strategy led the way (4.01%) followed by merger arbitrage (1.56%) and convertible arbitrage (0.7%). A discussion of specific performance drivers for each of the three core strategies is included below.
Since its inception on January 15, 2009, the Fund’s correlation with overall equity and credit markets remains low. Based on monthly returns since inception through December 31, 2021, the Fund’s equity market beta (relative to the S&P 500 Total Return Index®) is 0.13, its annualized volatility is 5.15% and its
Sharpe ratio is 0.84.
Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Fund Description
Unlike the textbook definition of arbitrage that requires no capital and where identical securities can simultaneously be bought and sold for different prices, corporate arbitrage investments require significant capital and involve the purchase and sale of related but not identical securities at advantageous prices. For example, in merger arbitrage, the target stock can often be purchased for a price that is less than the merger consideration offered by the acquiring company. Arbitrageurs attempt to capture this difference by buying the target stock, and in the case of a stock merger, also selling short the acquirer’s stock. Similarly, in the case of convertible arbitrage, investors typically purchase a convertible bond at a price below fundamental value and hedge the risk of the underlying equity call option that is embedded in the bond by selling short the issuer’s common stock. Arbitrageurs generally profit when the prices of securities purchased converge to their fundamental values.
Like merger arbitrage and convertible arbitrage, the event-driven strategies employed by the Fund involve the purchase of securities around corporate events at discounts to their fundamental values. For most of the investments, an attempt is made to mitigate the embedded systematic risk via hedging. Where there is no direct hedge for a particular security, correlated indirect hedges are employed. For example, systematic equity market risk is hedged by shorting S&P 500 futures and swaps. Similarly, for example, credit and interest rate risks are hedged using derivative contracts (credit default swap indices and Treasury futures).
Although indirect hedges can effectively mitigate systematic risk (e.g. beta) on average, they expose the
Fund to basis risk— the basket of securities purchased around corporate events does not necessarily move in lockstep with the hedging instruments.
Performance Attribution
Over a long horizon, we expect arbitrage returns to have a low correlation to equity and credit market returns and exceed short-term Treasury bill returns. In some years, like 2014, arbitrage strategies generate returns that are below expectations. In other years, as in 2020, arbitrage strategies generate returns that are significantly greater than the long-run expected average. Years with significant outperformance often follow severe market dislocations, like we experienced in March 2020, which can create favorable market conditions for arbitrage strategies. Since its inception in 2009, the Fund has returned an annualized average return of 4.3% above the ICE Bank of America U.S. 3-Month Treasury Bill Index.
Event-Driven
The event-driven strategy contributed 4.01% to the Fund’s return in 2021, which was the largest of the three core strategy buckets. The Special Purpose Acquisition Companies (“SPAC”) sub-strategy was the largest contributor (3.69%), with the Closed-End Fund (“CEF”) (0.22%) and corporate events and event-driven credit
(0.10%) sub-strategies also contributing positive returns. None of the event-driven sub-strategies detracted from performance during the year. Over the long-run, the SPAC sub-strategy has contributed 2.5% to the
Fund annually with an average exposure of 18.5% of NAV. Given the relative attractiveness of the SPAC sub-strategy in 2021, the Fund’s average SPAC exposure was 39.3% of NAV, more than double its long-run exposure.
John Liew
Founding Principal
Mark Mitchell,
Ph.D.
Founding Principal,
AQR Arbitrage
Todd Pulvino,
Ph.D.
Founding Principal,
AQR Arbitrage
Rocky Bryant
Principal, AQR
Arbitrage
Lars Nielsen
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2021
The SPAC sub-strategy benefited from a combination of another record setting SPAC Initial Public Offering (“IPO”) market, successful deal-making, and an increase in investor demand for the product. In 2021, 615 new SPAC IPOs raised $157 billion, far exceeding the record-setting 251 SPAC IPOs and $83 billion raised in 2020. Given the attractiveness of the SPAC strategy from an arbitrage perspective, the Fund maintained an elevated exposure to SPACs throughout the year. The Fund benefitted from this increased exposure as there were few liquidations (<1%) and many successful de-SPACings, particularly those focused on electric vehicles and clean energy, which generated significant gains for the Fund. Increased investor interest in the SPAC market at the beginning of the year pushed the median spread-to-trust to a premium as high as 4.5% and generated significant profits for the SPAC strategy.
However, the sheer volume of SPAC IPOs later in the year caused the premium to dissipate. By August, the median spread-to-trust had reverted to a discount of 2.2% causing mark-to-market losses. A positive result of the median spread-to-trust in the market moving to an attractive discount was that terms of new SPAC IPOs had to be improved to entice investors. Changes in terms included over-
funding trust accounts, increasing warrant coverage, and decreasing the term of the SPAC, all of which benefit investors that are still willing to participate in the IPO market—IPO investors are effectively being paid to own warrants that have no downside and a positive probability of significant upside. Because of these changes, and the robust pipeline of future SPAC issues, we view the SPAC sub-
strategy as the most attractive strategy that the Fund currently employs on a forward-looking basis.
The CEF sub-strategy benefited from narrowing median discounts across all CEF fund types throughout 2021. Equity CEF median discounts began the year at -9.8% and narrowed to -4.4%, credit CEFs moved from -5.9% to 0.1%, and municipal bond CEFs moved from -5.6% to -1.7%. Given this dramatic narrowing of discounts throughout the year, the Fund monetized its profits and took exposure to the CEF sub-strategy to zero during the third quarter of 2021 and remained flat in exposure terms through year-end.
The Fund’s participation in debt capital markets and IPOs throughout the year also provided slight positive returns as the Fund was able to capture the liquidity premium issuers pay to access public capital markets. Investment grade debt issuance and IPOs both set records in 2021 which provided many opportunities to earn this issuer concession.
Merger Arbitrage
Merger arbitrage contributed 1.56% to the Fund’s return in 2021. The majority of this return (0.94%) was realized during the first quarter when there were ten deals where the consideration was increased, a quarterly record, coupled with zero adverse terminations.
The second quarter continued the first quarter’s theme of increased offers and low failure rates (<1%) as nine deals received improved offers. While increased offers and limited deal failures drove positive returns in the first half of the year, deal failures muted second half performance with merger contribution flat in the third quarter and slightly positive during the fourth quarter.
As the merger environment and attractiveness improved in 2021 compared to 2020, we tactically allocated more of the Fund’s assets to merger arbitrage, increasing its target weight from 20% at the beginning of the year to 35% at the end of the year. This tactical adjustment benefitted the Fund in the fourth quarter as median annualized spreads tightened from 5.9% to 3.6% following key regulatory approvals for several deals.
The domestic investible universe, defined as definitive-agreement U.S. deals with value greater than $500 million, expanded during the first half of the year with the number of transactions increasing from 46 to 59 ($291 billion to $374 billion). However, by year-end the dollar value of the universe had fallen slightly in comparison to the beginning of the year to $281 billion across 54 investible deals.
Looking forward, we expect steady deal flow to continue; however, if interest rates rise meaningfully, deal flow may be adversely affected, particularly for leveraged buyouts as higher rates increase acquirers’ cost of capital.
Convertible Arbitrage
Convertible arbitrage contributed 0.70% to the Fund’s return in 2021. Positive returns can be attributed primarily to richening of the convertible market during the first and third quarters which enabled the Fund to sell rich bonds and lock in profits.
Following a record year of new-issuance in 2020 ($114 billion), the U.S. convertible market experienced robust issuance with
$93 billion raised across 155 new convertible securities, resulting in $38 billion of net growth (new issues minus redemptions and maturities) year-over-year. During 2021 there was a healthy mix of repeat issuers, technology companies, biotech companies, COVID
19-related issuance, and a new entrant into the convertible market: SPAC issuers. We estimate that 14 of the 155 new securities in 2021 were issued by companies which were taken public via SPAC, amounting to $10 billion of the $93 billion total (9% by count and 11% by dollars raised). This new theme is not surprising given the exponential growth of the SPAC market, and the nature of companies which are taken public via SPAC. Many of these newly merged SPACs are highly volatile growth companies with low cash balances and negative Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) and are prime candidates to issue convertible bonds because they offer low cash coupons and valuable conversion options. We expect this trend to continue as more than 800 SPACs have been brought public over the last two years, raising $250 billion, and there are almost 300 pending SPACs which have filed with the Securities and Exchange Commission (“SEC”) to raise an additional $60 billion of capital.
While the beginning of the COVID-19 pandemic in first quarter of 2020 was accompanied by extreme market volatility across asset classes, market risk and liquidity were much more typical in 2021. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within global markets.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2021
Performance of the Fund in 2021 was driven by the continued growth of the SPAC market.
1
The SPAC strategy drove performance,
benefiting from well received de-SPACing announcements amid a record year of issuance and a near-zero liquidation rate. Returns from the SPAC strategy in 2021 demonstrate the favorable asymmetric return profile of the product, where the investor’s downside is limited via the redemption put-right while the investor maintains the upside in the event of a successful de-SPACing. The IPO calendar for SPACs is expected to continue its recent pace of activity with a robust pipeline ($60 billion) already on file with the SEC. We anticipate that SPACs will play a larger role in the convertible bond new-issuance space going forward given the types of companies taken public via SPACs and the favorable terms issuers can receive by issuing a convertible versus high-yield bonds. We also think that a higher interest rate environment may be conducive to additional convertible issuance as convertibles’ low cash coupons will remain attractive relative to high-yield coupons. Merger arbitrage provided positive returns to the Fund in 2021 primarily due to increased offers. We are encouraged by the size of the merger market and believe robust deal flow can continue as companies may look to consolidate following the impact of COVID-19. We are optimistic there will be mispricings and market dislocations due to broader market uncertainty in 2022, both of which should provide opportunities for the Fund to invest. Irrespective of where the Fund deploys capital in 2022, the Fund will continue to hedge systematic equity, credit, and interest rate risks, with the intention of delivering uncorrelated excess returns.
2
1
The two primary risks within the SPAC strategy are mark-to-market risk and the risk of a SPAC failing to find an acquisition target.
Pertaining to mark to market risk, as long as the Fund does not need to sell the SPACs at a discount, thereby locking in losses, this risk eventually falls away. When a SPAC fails to find an acquisition target and thus liquidates, the warrants associated with the SPAC become worthless, but the shareholders still receive the Trust Value.
2
Note that the Fund uses various derivatives instruments (e.g., futures, options, forwards, and swaps), primarily to hedge systematic risks including credit risk and interest rate risk. While the purpose of employing derivatives instruments is to decrease the Fund’s overall risk, hedging instruments are imperfect tools and their effectiveness depends on the degree of price correlation between the derivative instruments and the assets being hedged. Imperfect correlation may be caused by several factors, including temporary price disparities between derivative markets and markets for the underlying assets.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.18%, 2.43% and 2.08%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR DIVERSIFIED ARBITRAGE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ADAIX 6.27% 13.03% 9.34% 4.76% 4.83% 1/15/2009
Fund - Class N: ADANX 5.99% 12.75% 9.07% 4.51% 4.55% 1/15/2009
Fund - Class R6: QDARX 6.37% 13.11% 9.46% N/A 5.84% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.99% 1.14% 0.63% 0.52% 1/15/2009

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2021
AQR DIVERSIFIED ARBITRAGE FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF $10,000
INVESTED ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND

AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Diversifying Strategies Fund (the “Fund”) returned 10.66%, net of fees, (Class I shares) in 2021.
Over the year, the Fund realized a 5.7% annualized daily volatility
1
and a 0.5 correlation to global equities, as
represented by the MSCI World Index. The ICE Bank of America U.S. 3-Month Treasury Bill Index, which is the Fund’s benchmark, returned 0.05% over this period.
The Fund seeks to provide an all-in-one alternatives solution through an allocation to six AQR alternative mutual funds. Leveraging AQR’s research and 20-year track record in alternative investing, the Fund is designed to complement an investor’s traditional stock and bond portfolio. The Fund invests in a portfolio of
AQR mutual funds, providing exposure to both Active Multi-Asset strategies and Absolute Return strategies:
Active Multi-Asset Strategies: seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term.
Absolute Return Strategies: seek to capture returns from well-established investments styles, such as value and momentum. Certain strategies may also provide exposure to less accessible types of returns.
These strategies tend to be uncorrelated to traditional asset classes over the long-term.
Gains were split amongst the two groups of strategies roughly equally.
The Active Multi-Asset strategies benefitted from appreciating equity markets and gains from inflation
-sensitive assets, particularly commodities. The strategies gained due to exposures in equities, commodities, and inflation-linked bonds, which more than offset detractions due to exposures in nominal bonds and currencies. Active asset allocation and security selection benefited the portfolio on the year.
Performance across the diverse set of Absolute Return strategies varied substantially. Gains were led by the exposure to the style premia and the equity market neutral strategies. The stock selection strategy was the dominant driver of returns for style premia, driven largely by value, while the macro asset groups contributed more modestly in aggregate. The equity market neutral strategy performance was in large part attributable to
U.S. and European stock selection, with the most gains coming from the value and defensive themes. The arbitrage strategy modestly contributed to aggregate gains.
The global macro and the managed futures strategies both detracted, albeit modestly. Global macro detracted largely due to the impact of the relative value interest rates and currencies sub-strategies, while the directional sub-strategies provided some offsetting gains. Managed futures detracted primarily due to reversals in currency markets, while continuation of trends within commodity markets were able to offset some of the loss, but it was close to flat on the year.
1
Volatility is measured on standard deviation.
Jordan Brooks
Principal
John Huss
Principal
Yao Hua Ooi
Principal
Scott Metchick
Principal
Lars Nielsen
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
AQR Funds | Annual Report | December 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.59%, 2.75% and 2.49%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR DIVERSIFYING STRATEGIES FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 6/8/2020
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR DIVERSIFYING STRATEGIES FUND
1 Year
Since
Inception
Date of
Inception
Fund - Class I: QDSIX 10.66% 10.54% 6/8/2020
Fund - Class N: QDSNX 10.37% 10.29% 6/8/2020
Fund - Class R6: QDSRX 10.84% 10.69% 6/8/2020
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.08% 6/8/2020

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND

AQR Funds | Annual Report | December 2021
Dear Shareholders:
The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Accordingly, the Fund, on average, intends to target a portfolio beta of zero over a normal business cycle. The Fund pursues its investment objective by investing at least 80% of its net assets
(including borrowings for investment purposes) in equity securities and equity related derivative instruments.
Since the Fund targets a beta of zero, an appropriate benchmark is U.S. cash returns, which remain at relatively low levels. In 2021, the Fund’s Class I shares returned 17.64%, net of fees. The Fund’s benchmark
(ICE Bank of America U.S. 3-Month Treasury Bill Index) delivered a return of 0.05% over this period. As such, the Fund overperformed its benchmark.
Geographically, stocks in the U.S., Japan, and Canada contributed to overall returns. At the sector level, stock selection within Health Care, Consumer Discretionary, and Information Technology drove gains.
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
The Fund does take small industry views. As of the end of the year, our largest sector overweight was in
Financials, while our largest underweight was in Consumer Staples.
The AQR Equity Market Neutral Fund is intended to maintain neutrality to equity markets, and incorporates constraints to limit exposure to macroeconomic factors.
In 2021 we have seen an impressive initial rebound for Value, most pervasive and apparent in the first quarter. Value was a contributor to fund performance for the year, a reversal in performance that potentially points to a larger and long-awaited recovery following a challenging period for the theme in recent years past.
The evolution of the COVID-19 pandemic continued to play a key role in markets throughout 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta and Omicron variants. Regional COVID-19 outbreaks had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the variants, rising inflation has also raised concerns. We have also seen the Consumer Price Index (CPI) accelerate to a multi-year high across major economies such as the
U.S., Eurozone, and UK.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – levels more extreme than what we observed around the Tech Bubble. While the fund experienced a rebound associated with value stocks during 2021, we believe the value recovery and anticipated performance benefit is far from over. While the last few years have seen an underperformance due to an extreme dislocation in markets, the outlook for the Fund remains strong.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John J. Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
AQR Funds | Annual Report | December 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.76%, 2.06% and 1.70%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EQUITY MARKET NEUTRAL FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 10/7/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR EQUITY MARKET NEUTRAL FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMNIX 17.64% -5.65% -4.73% 0.47% 10/7/2014
Fund - Class N: QMNNX 17.38% -5.87% -4.96% 0.22% 10/7/2014
Fund - Class R6: QMNRX 17.93% -5.57% -4.65% 0.54% 10/7/2014
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.99% 1.14% 0.84% 10/7/2014

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND

AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. The strategy primarily seeks to add alpha via its long/
short (market-neutral) equity portfolio, which includes the use of derivatives such as swaps and futures. It also manages its beta relative to the MSCI World Index (“MSCI World”) to a long-term target of 0.5, and within a shorter-term range of 0.3 to 0.7, depending on our market views.
In 2021, the Class I shares of the Fund returned 31.10%, net of fees. Positive performance was driven by the Fund’s long-short stock selection component. The Fund’s custom benchmark (50% MSCI World + 50%
ICE Bank of America U.S. 3-Month Treasury Bill Index) delivered a return of 10.57% over this period. As such, the Fund outperformed its benchmark.
Geographically, stocks in the U.S., Japan, and Canada contributed to overall returns. At the sector level, stock selection within Health Care, Consumer Discretionary, and Information Technology drove gains.
The Fund experienced positive performance from its static long-term beta exposure of 0.5 to the MSCI
World, given the index’s strong returns in 2021 and the tactical market exposure (the desired deviation from a beta of 0.5).
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
The Fund does take small industry views. As of the end of the year, our largest sector overweight was in
Financials, while our largest underweight was in Consumer Staples.
The Fund is structured to maintain some passive exposure to equity markets, while also employing a long-
short stock selection strategy intended to maintain neutrality to equity markets.
In 2021 we have seen an impressive initial rebound for Value, most pervasive and apparent in the first quarter. Value was a contributor to fund performance for the year, a reversal in performance that potentially points to a larger and long-awaited recovery following a challenging period for the theme in recent years past.
The evolution of the COVID-19 pandemic continued to play a key role in markets throughout 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta and Omicron variants. Regional COVID-19 outbreaks had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the variants, rising inflation has also raised concerns. We have also seen the Consumer Price Index (CPI) accelerate to a multi-year high across major economies such as the
U.S., Eurozone, and UK.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John J. Huss
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2021
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – levels more extreme than what we observed around the Tech Bubble. While the Fund experienced a rebound associated with value stocks during 2021, we believe the value recovery and anticipated performance benefit is far from over. While the last few years have seen an underperformance due to an extreme dislocation in markets, the outlook for the Fund remains strong.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.35%, 1.60% and 1.26%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AQR LONG-SHORT EQUITY FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF $10,000
INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR LONG-SHORT EQUITY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QLEIX 31.10% 4.52% 2.03% 7.45% 7/16/2013
Fund - Class N: QLENX 30.70% 4.26% 1.75% 7.16% 7/16/2013
Fund - Class R6: QLERX 31.14% 4.62% 2.12% 6.04% 9/2/2014
50% MSCI World Index/50% ICE BofA U.S. 3-Month Treasury Bill
Index** 10.57% 11.32% 8.19% 6.23% 7/16/2013

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND

AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.
The targeted annualized volatility for the Fund is 10%, on average, which varies over time based on attractiveness of opportunities within the different assets and asset classes that the Fund trades. While the strategy is long-term market neutral, it can take directional views over the short term. We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle.
Our strategy invests across liquid markets primarily on the basis of macroeconomic news and trends, an investment approach we call macro momentum. We evaluate both quantitative and qualitative indicators across a variety of dimensions, from growth and inflation to monetary policy and international trade. By integrating both quantitative and discretionary indicators in a bottom-up, risk-controlled portfolio construction, in our opinion, we capture the best features of both approaches while maintaining the benefits of a systematic and disciplined process.
In addition to economic fundamentals, we also consider other indicators, including measures of price momentum, value and carry. This multifactor approach provides a more holistic picture of each asset’s attractiveness. Macro momentum tends to drive asset positioning (long or short) in our portfolio, however, position direction and sizing will vary based on the degree of agreement between economic fundamentals, on the one hand, and price momentum, value and carry, on the other. The bottom-up portfolio construction
– in which we evaluate the attractiveness of each asset across a large number of dimensions – allows us to build a highly-diversified portfolio that does not depend on a few “best ideas.”
The Fund concluded 2021 with a negative overall return, underperforming its benchmark. The Fund’s Class I shares returned -4.54%, net of fees, versus a 0.05% return for its benchmark, the ICE Bank of America U.S.
3-Month Treasury-Bill Index. By asset class, gross of fees, currencies and fixed income drove losses, while gains in commodities and equities partly offset.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The global economy experienced rapid growth in 2021, continuing its recovery from the recession triggered by the COVID-19 pandemic. The early months of the year brought favorable news for the expansion, as the U.S. passed additional fiscal stimulus and as vaccine rollouts commenced across much of the world.
However, headwinds soon emerged in the form of widespread supply chain disruptions and new variants of COVID-19, resulting in some tempering of growth expectations later in the year. Booming demand and supply -side constraints also gave rise to a sharp increase in price pressures across most major economies, with many countries experiencing inflation rates not seen in decades. In response to unexpectedly strong and persistent inflation, many central banks began to roll back some of the stimulus measures deployed earlier in the pandemic. Despite some bumps along the way, risky assets generally saw strong gains for the year, with large rallies in global equities as well as most growth-sensitive commodities. Bonds, on the other hand, suffered meaningful losses as positive growth, favorable risk sentiment, rising inflation, and tightening monetary policy all put upward pressure on yields.
This environment created profitable opportunities for the Fund in commodity markets in particular, while fixed income and currency markets proved more challenging for the year as a whole.
Equities
Among equities, emerging markets drove gains for the year. Long positioning in Taiwanese equities relative to short exposure to China H shares were the biggest contributors. Taiwanese equities benefited from the comparative success containing the coronavirus and favorable demand trends for semiconductors and other key exports. Short positions in China H shares benefitted as slowing growth in China, increased regulatory pressure on large market capital companies by Chinese policymakers, and questions around the solvency of some of the country’s major real estate developers weighed on the index. Directional long equity exposures throughout the year in both emerging and developed markets also favored performance, but those gains were countered by losses from relative value views among developed equities. On a thematic basis, price and macro momentum contributed favorably while losses from value partly offset.
John Liew
Founding Principal
Jordan Brooks
Principal
Jonthan Fader
Principal
Yao Hua Ooi
Principal
Erik Stamelos
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND
AQR Funds | Annual Report | December 2021
Fixed Income
In fixed income, yield curve strategies were the largest driver of losses. A Eurozone yield curve flattener (short two-year interest rate swaps versus long ten-year interest rate swaps) detracted from performance significantly in both the second and fourth quarters of 2021. The euro yield curve flattened less than other developed market yield curves as growth expectations improved in Europe on the back of an acceleration in vaccination deployment. In the fourth quarter, the European Central Bank ("ECB") pushed back against the market pricing of rate hikes for 2022 and the euro yield curve slope was relatively unchanged as a result, while other yield curves flattened over the quarter. A U.S. yield curve flattener also detracted from returns over the last twelve months, with losses concentrated in first quarter of 2021. The U.S. yield curve steepened at that time as expectations for more expansive fiscal policy pushed up longer-term yields. The Biden administration and Congressional Democrats moved in February and March to pass a $1.9 trillion COVID-19 relief bill, prompting upward revisions to forecasts for U.S. Gross Domestic Product (“GDP”) growth. Thematically, momentum (price and fundamental) and carry signals drove losses for the asset class as a whole.
Currencies
In currencies, losses were shared among developed and emerging market currencies. A relative long position in the Australian dollar in second and third quarters versus other developed market currencies detracted as the Reserve Bank of Australia (“RBA”) remained dovish through a sharp rise in COVID-19 cases. A relative short in the British pound also led to losses throughout the year as the
Bank of England has been among the more hawkish central banks in developed markets through 2021, delivering a rate hike at its
December policy meeting in response to rising inflation. Positioning throughout the year also generally favored long exposure to emerging versus developed currencies, leading to losses as emerging currencies generally underperformed. Losses were broadly shared across themes.
Commodities
Commodities were a meaningful driver of positive performance, and helped mitigate losses from other asset classes for the year.
Directional long exposures across a variety of sectors fueled returns as the global economic recovery and emerging supply constraints led to broad gains across commodity markets. Agricultural commodities were a notable source of gains, particularly corn and soybean oil. Corn prices benefited from strong export sales to China, while soybean oil was boosted by improving biodiesel demand and rising prices for palm oil. Long positions in energies also added meaningfully to returns. Oil prices rallied on increased mobility and continued supply discipline from the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia, combined with supply disruptions in the U.S. Gulf from Hurricane Ida, and market tightness also led to notable rallies for natural gas. Long positioning in copper and aluminum also buoyed returns as the metals rallied on improving expectations for global growth and a potential boost to demand from increased infrastructure spending. Macro momentum was the largest thematic driver of gains.
As always, we deeply appreciate the trust and patience shown by our shareholders. Please do not hesitate to reach us with any questions or comments should you have them.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.11%, 2.36% and 2.03%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR MACRO OPPORTUNITIES FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QGMIX -4.54% 0.58% 1.17% 0.92% 4/8/2014
Fund - Class N: QGMNX -4.82%* 0.36% 0.93% 0.68% 4/8/2014
Fund - Class R6: QGMRX -4.51%* 0.69% 1.24% 1.43% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.99% 1.14% 0.79% 4/8/2014
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2021 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND
AQR Funds | Annual Report | December 2021
AQR MACRO OPPORTUNITIES FUND FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 4/8/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Managed Futures Strategy Fund (“the Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend following to attempt to profit from trends that occur. Trend following aims to go long markets with favorable trends and short markets with bearish trends.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 10%, which we allow to vary based on the conditional attractiveness of trends in the markets we trade and our risk management process. The Fund entered the year targeting 9.9% volatility and ended the year with a volatility target of 11.2%.
The Fund concluded 2021 with a negative overall return and modestly positive equity market correlation over the full year. The Fund’s Class I shares returned -1.06%, net of fees, versus a 0.05% return for its benchmark, the ICE Bank of America U.S. 3-Month Treasury Bill Index. By asset class, gross of fees, equities contributed 1.76%, fixed income contributed 1.71%, currencies detracted -7.79%, and commodities contributed 4.50%.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The global economy experienced rapid growth in 2021, continuing its recovery from the recession triggered by the COVID-19 pandemic. The early months of the year brought favorable news for the expansion, as the U.S. passed additional fiscal stimulus and as vaccine rollouts commenced across much of the world.
However, headwinds soon emerged in the form of widespread supply chain disruptions and new variants of COVID-19, resulting in some tempering of growth expectations later in the year. Booming demand and supply- side constraints also gave rise to a sharp increase in price pressures across most major economies, with many countries experiencing inflation rates not seen in decades. In response to unexpectedly strong and persistent inflation, many central banks began to roll back some of the stimulus measures deployed earlier in the pandemic. Despite some bumps along the way, risky assets generally saw strong gains for the year, with large rallies in global equities as well as most growth-sensitive commodities. Bonds, on the other hand, suffered meaningful losses as positive growth, favorable risk sentiment, rising inflation, and tightening monetary policy all put upward pressure on yields.
Over 2021, the Fund benefited from the broad-based rallies in commodity markets and in equities during the first half of the year, as well as the overall bearish trends in fixed income. However, fluctuating risk sentiment and central bank policies contributed to turbulence in currency markets, and subsequent losses from that asset class. From a signal perspective, non-price trend signals contributed positively while other signal types detracted.
Equities
Trend following in equities contributed positively over the year. The Fund benefited from net long positioning as global equity markets rallied during the first half of the year. Towards the middle of the year, global equities had mixed performance, and exposures evolved to reflect net short views. This particularly benefited performance in September and November as equity markets sold off firstly on more hawkish than expected monetary policy outlooks and secondly on news of the Omicron variant.
The Fund also benefited from trend following on equity factors as exposures were generally neutral-
to-long across themes late in the year. Overall, gains were driven by price and non-price trend signals.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Brendan
Hoffman
Principal
Yao Hua Ooi
Principal
Erik Stamelos
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2021
Fixed Income
Trend following in fixed income was profitable over the period. Positioning in fixed income assets turned short in early-2021, generating gains as U.S. and Australian fixed income markets initially sold off, though gave up those gains as bonds broadly rallied thereafter. More recently, fixed income markets sold off in the September-October period as central banks either pared stimulus or guided towards tighter monetary conditions, leading to gains. The Fund experienced losses in November as sovereign bonds rallied as news emerged about the Omicron variant, but these were more than offset by short-term rate futures, which sustained bearish trends as central banks remained committed to paring back stimulus. Gains across most signal types were partly offset by losses in long-term price trend signals.
Currencies
Trend following in currencies drove losses during the year. Over the period, currencies reversed course multiple times as risk sentiment alternated between risk on and off. Some key factors included the evolution of COVID-19, economic data showing rising inflation, and central bank policies and rhetoric with respect to the outlook on future stimulus. In particular, the U.S. dollar and emerging market currencies experienced significant reversals, causing losses over the year. Positioning was generally long emerging market currencies during months such as June, September, and November, when the abovementioned factors caused major selloffs in emerging market currencies. Both price and non-price trend-following signals drove losses as they generally agreed on long views in emerging markets.
Commodities
Trend following in commodities had meaningful positive performance. Net long positioning largely benefited from sustained bullish trends across energies, base metals, and agricultural commodities, though there were examples of the Fund benefiting from both long and short views in markets such as soybeans and palladium. From a signal perspective, gains were shared across price and non-
price trend signals.
In 2021, the Fund underperformed the industry as gauged by the SG Trend Index, with performance differences within expected dispersion. Relative underperformance was concentrated during the first half of the year, and was driven by the Fund exhibiting less equity market beta as certain parts of our process pared back our net long equity and commodity views. In the second half of the year, the Fund likely had greater net short positioning in fixed income markets relative to peers. This benefited relative performance during much of the latter half of the year as fixed income markets sold off but hurt in November as fixed income rallied on news of a new COVID-19 variant. Overall, the Fund underperformed because it maintained a more defensive set of positions and offered better diversification benefits relative to the SG Trend Index. The Fund is pursuing an active research agenda to innovate its underlying composition of trend following signals and add new markets to the program. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.24%, 1.51% and 1.16%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR MANAGED FUTURES STRATEGY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQMIX -1.06% 0.14% -1.95% 0.45% 0.27% 1/5/2010
Fund - Class N: AQMNX -1.31% -0.12% -2.20% 0.18% 0.00% 1/5/2010
Fund - Class R6: AQMRX -0.94% 0.25% -1.86% N/A -0.53% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.99% 1.14% 0.63% 0.54% 1/5/2010

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2021
AQR MANAGED FUTURES STRATEGY FUND VS. ICE BofA U.S. 3-Month Treasury Bill Index VALUE OF
$10,000 INVESTED ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND

AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Managed Futures Strategy HV Fund (“the Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend following to attempt to profit from trends that occur. Trend following aims to go long markets with favorable trends and short markets with bearish trends.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 15%, which we allow to vary based on the conditional attractiveness of trends in the markets we trade and our risk management process. The Fund entered the year targeting 14.8% volatility and ended the year with a volatility target of 16.7%.
The Fund concluded 2021 with a negative overall return and modestly positive equity market correlation over the full year. The Fund’s Class I shares returned -2.11%, net of fees, versus a 0.05% return for its benchmark, the ICE Bank of America U.S. 3-Month Treasury Bill Index. By asset class, gross of fees, equities contributed 2.44%, fixed income contributed 2.00%, currencies detracted -11.61%, and commodities contributed 6.75%.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The global economy experienced rapid growth in 2021, continuing its recovery from the recession triggered by the COVID-19 pandemic. The early months of the year brought favorable news for the expansion, as the U.S. passed additional fiscal stimulus and as vaccine rollouts commenced across much of the world.
However, headwinds soon emerged in the form of widespread supply chain disruptions and new variants of COVID-19, resulting in some tempering of growth expectations later in the year. Booming demand and supply- side constraints also gave rise to a sharp increase in price pressures across most major economies, with many countries experiencing inflation rates not seen in decades. In response to unexpectedly strong and persistent inflation, many central banks began to roll back some of the stimulus measures deployed earlier in the pandemic. Despite some bumps along the way, risky assets generally saw strong gains for the year, with large rallies in global equities as well as most growth-sensitive commodities. Bonds, on the other hand, suffered meaningful losses as positive growth, favorable risk sentiment, rising inflation, and tightening monetary policy all put upward pressure on yields.
Over 2021, the Fund benefited from the broad-based rallies in commodity markets and in equities during the first half of the year, as well as the overall bearish trends in fixed income. However, fluctuating risk sentiment and central bank policies contributed to turbulence in currency markets, and subsequent losses from that asset class. From a signal perspective, non-price trend signals contributed positively while other signal types detracted.
Equities
Trend following in equities contributed positively over the year. The Fund benefited from net long positioning as global equity markets rallied during the first half of the year. Towards the middle of the year, global equities had mixed performance, and exposures evolved to reflect net short views. This particularly benefited performance in September and November as equity markets sold off firstly on more hawkish than expected monetary policy outlooks and secondly on news of the Omicron variant. The Fund also benefited from trend following on equity factors as exposures were generally neutral-to-long across themes late in the year.
Overall, gains were driven by price and non-price trend signals.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Brendan
Hoffman
Principal
Yao Hua Ooi
Principal
Erik Stamelos
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2021
Fixed Income
Trend following in fixed income was profitable over the period. Positioning in fixed income assets turned short in early-2021, generating gains as U.S. and Australian fixed income markets initially sold off, though gave up those gains as bonds broadly rallied thereafter. More recently, fixed income markets sold off in the September-October period as central banks either pared stimulus or guided towards tighter monetary conditions, leading to gains. The Fund experienced losses in November as sovereign bonds rallied as news emerged about the Omicron variant, but these were more than offset by short-term rate futures, which sustained bearish trends as central banks remained committed to paring back stimulus. Gains across most signal types were partly offset by losses in long-term price trend signals.
Currencies
Trend following in currencies drove losses during the year. Over the period, currencies reversed course multiple times as risk sentiment alternated between risk on and off. Some key factors included the evolution of COVID-19, economic data showing rising inflation, and central bank policies and rhetoric with respect to the outlook on future stimulus. In particular, the U.S. dollar and emerging market currencies experienced significant reversals, causing losses over the year. Positioning was generally long emerging market currencies during months such as June, September and November, when the abovementioned factors caused major selloffs in emerging market currencies. Both price and non-price trend-following signals drove losses as they generally agreed on long views in emerging markets.
Commodities
Trend following in commodities had meaningful positive performance. Net long positioning largely benefited from sustained bullish trends across energies, base metals and agricultural commodities, though there were examples of the Fund benefiting from both long and short views in markets such as soybeans and palladium. From a signal perspective, gains were shared across price and non-
price trend signals.
In 2021, the Fund underperformed the industry as gauged by the SG Trend Index, with performance differences within expected dispersion. Relative underperformance was concentrated during the first half of the year, and was driven by the Fund exhibiting less equity market beta as certain parts of our process pared back our net long equity and commodity views. In the second half of the year, the Fund likely had greater net short positioning in fixed income markets relative to peers. This benefited relative performance during much of the latter half of the year as fixed income markets sold off but hurt in November as fixed income rallied on news of a new
COVID-19 variant. Overall, the Fund underperformed because it likely maintained a more defensive set of positions and offered better diversification benefits relative to the SG Trend Index. The Fund is pursuing an active research agenda to innovate its underlying composition of trend following signals and add new markets to the program. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.78%, 2.01% and 1.67%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR MANAGED FUTURES STRATEGY HV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMHIX -2.11% -0.33% -3.60% -0.98% 7/16/2013
Fund - Class N: QMHNX -2.34% -0.54% -3.82% -1.23% 7/16/2013
Fund - Class R6: QMHRX -1.92% -0.17% -3.46% -1.48% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.99% 1.14% 0.73% 7/16/2013

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2021
AQR MANAGED FUTURES STRATEGY HV FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE
OF $10,000 INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND
AQR Funds | Annual Report | December 2021
Dear Shareholder
For the year ended December 31, 2021, the AQR Multi-Asset Fund (the “Fund”) Class I shares returned
14.34%, net of fees, and realized an annualized volatility of 9.0%. During this period, the Fund’s benchmark,
60% S&P 500®/40% Bloomberg Barclays U.S. Aggregate Bond Index, returned 15.86% at an average realized volatility of 7.4%. The Fund’s net assets across all share classes were over $127 million at the end of 2021.
Using derivatives such as futures, swaps, and forwards, as well as securities, the Fund invests across a wide variety of global markets — including, during the period presented in this report, developed market equities, developed and emerging market currencies, global developed nominal government bonds, global developed inflation-linked government bonds, and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund gained due to exposures in equities (13.2%), commodities (5.4%), and inflation-linked bonds (1.7%), which more than offset detractions due to exposures in nominal bonds (-4.3%) and currencies (-1.7%). Active asset allocation and security selection benefited the portfolio on the year.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
As the economy rebounded from the economic impacts of the 2020 pandemic-related shutdowns, so too did inflation across much of the globe. Initially, higher-than-expected inflation was seen as transitory due to temporary effects such as rebounding energy prices and supply chain disruptions. However, inflation persisted, hitting multi-year highs in a number of countries. As a result, central banks began to withdraw the accommodative support they implemented early in the pandemic. In the face of high inflation and recovering economic growth, the Federal Reserve began to wind-down its asset purchase program, while the Bank of
England hiked rates in December. Emerging market central banks were much more aggressive as several instituted multiple rate hikes throughout the year. High inflation and hawkish central banks put upward pressure on nominal yields and commodity markets (the exception being precious metals, which fell on the year), while equity rallied significantly, looking past high inflation and labor shortages, focusing instead on the economy recovery.
While the beginning of the COVID-19 pandemic in first quarter of 2020 was accompanied by extreme market volatility across asset classes, market risk and liquidity were much more typical in 2021. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within global markets.
The Fund seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class or risk premium, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across asset classes steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks, and enables investors to remain invested through difficult market environments. In addition, we also adjust position sizes to best capture the opportunity set within and across asset classes based on AQR’s proprietary expected return models. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns at a risk level similar to that of traditional portfolios by combining a better asset allocation with return-enhancing active views.
Jon Liew
Founding Principal
Jordan Brooks
Principal
John Huss
Principal
Yao Hua Ooi
Principal
Michael
Mendelson
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND
AQR Funds | Annual Report | December 2021
The Fund is generally expected to remain net long the asset classes in which it invests but does allow for a limited amount of shorting.
The targeted annualized volatility for the Fund is expected to vary over time based on our perceptions of the opportunity sets within the different asset classes we trade but generally remain between 7% and 13%. At the end of the year, the Fund had bullish views on commodities and inflation-linked bonds and bearish views on nominal bonds and relatively neutral views on equities and emerging currencies. The Fund ended the year targeting a volatility level near its long-term average. Total exposures ended the year near to longer-term expectations as forecasted risk levels were near historical averages.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.15, 1.39% and 1.05%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MULTI-ASSET FUND VS.60%S&P 500®/40% BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX
VALUE OF $10,000 INVESTED ON 12/31/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR MULTI-ASSET FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQRIX 14.34% 12.43% 9.00% 6.66% 6.75% 9/29/2010
Fund - Class N: AQRNX 14.06% 12.12% 8.71% 6.37% 6.46% 9/29/2010
Fund - Class R6: AQRRX 14.48% 12.52% 9.09% N/A 5.71% 9/2/2014
60%S&P 500 Index®/40% Bloomberg Barclays U.S.
Aggregate Bond Index 15.86% 17.54% 12.62% 11.14% 10.82% 9/29/2010

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Risk-Balanced Commodities Fund (the “Fund”) Class I shares returned 39.60%, net of fees, in
2021, with all sectors contributing positively to performance, except precious metals. Nearly all commodities rallied on the year as inflation hit multi-year highs in a number of global regions and as demand returned as the global economy recovered from the impacts of the economic shutdowns due to the COVID-19 pandemic.
The exception was precious metals, as gold and silver declined in price.
The Fund outperformed its benchmark, the Bloomberg Commodity Total Return Index
SM
(“BCOM”), by
12.49%, as BCOM returned 27.11% on the year. The Fund has also outperformed over the trailing three-
year period (21.27% versus 9.86%, annualized) and since inception (0.65% versus -2.93%, annualized).
Note that, while we use BCOM as a benchmark, we do not aim to replicate it. The Fund’s construction is sufficiently different that we expect a difference in the performance of the Fund and the benchmark.
Specifically, we expect the magnitude of performance differences to be roughly 10% per year on average, in either direction.
The outperformance in 2021 relative to the benchmark was due to several features of the Fund. The Fund’s strategic risk-balanced, risk-targeted core contributed to outperformance relative to BCOM. Despite energies being the best performing sector, and BCOM’s greater relative exposure to the sector, the Fund benefited from its dynamic roll process, which holds and rolls contractions differently from the Index, as well as from its risk-targeting approach, which led to greater than 100% notional exposure throughout the year. In addition, the Fund’s tactical tilts meaningfully added to outperformance on the year as both directional and relative value views contributed positively in nearly all sectors.
At AQR, we employ a variety of methods to monitor markets and assess both portfolio and operational risk on a continual basis, including risk controls and independent risk monitoring. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor higher levels of market and portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit liquidity risk and model risk. When the COVID-19 pandemic broke out, we anticipated reduced liquidity and adjusted our roll process accordingly. We also added flexibility to our models to handle potential negative commodity prices. We will continue to remain vigilant as the COVID-19 pandemic persists as a potential factor within global markets.
The Fund began the year targeting an estimated volatility of 19.6%, above its long-run target of 18%, due to bullish active views. It ended the year targeting a volatility of 18.1% as active views were mixed across sectors and neutral overall. The Fund obtains exposure to individual commodities and sectors by investing in commodity-linked derivative instruments, such as swaps and futures. Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The strategic portion of the portfolio returned 32.2%, and tactical tilts added 7.3%. The strategic return in this attribution is the return to a long-only risk-balanced portfolio. The tactical returns are the returns from the active views in individual commodities and sectors. At year-end, the Fund’s tactical positioning was generally mixed across sectors.
Cliff Asness
Managing &
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Lars Nielse
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
AQR Funds | Annual Report | December 2021
The Fund finished its ninth full year up 39.60%, net of fees, and outperformed the benchmark by 12.49%, the third consecutive year with double-digit outperformance over the benchmark. While short term results can be noisy, we believe the Fund’s broader diversification, strong risk management and active commodity selection will continue to deliver steady volatility and strong returns in the long term - especially in a market environment in which participants are increasingly concerned about the risk of inflation. We believe that commodities can provide useful diversification in many investors’ portfolios. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.13%, 1.42% and 1.05%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
The recent growth in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future.
AQR RISK BALANCED COMMODITIES STRATEGY FUND VS. BLOOMBERG COMMODITY TOTAL RETURN
INDEX
SM
VALUE OF $10,000 INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ARCIX 39.60% 21.27% 10.17% 0.65% 7/9/2012
Fund - Class N: ARCNX 39.33% 21.02% 9.93% 0.40% 7/9/2012
Fund - Class R6: QRCRX 39.89% 21.43% 10.28% 3.04% 9/2/2014
Bloomberg Commodity Total Return Index
SM
27.11% 9.86% 3.66% -2.93% 7/9/2012

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
AQR Funds | Annual Report | December 2021
Dear Shareholder:
The AQR Style Premia Alternative Fund (the “Fund”) returned 24.83%, net of fees, (Class I shares) in
2021. For the year ended December 31, 2021, the Fund realized 14.3% annualized daily volatility and a
-0.1 correlation to global equities, as represented by the MSCI World Index. The ICE Bank of America U.S.
3-Month Treasury Bill Index, which is the Fund’s benchmark, returned 0.05% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2021, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund invests in five different asset groups, using derivatives such as futures and swaps: equities of major developed and emerging markets, country specific equity indices, bonds and interest rate futures, currencies, and commodities. The Fund employs market-neutral, long-short strategies across these asset groups based on four investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Gains were almost entirely driven by the Stocks and Industries (“Stocks”) asset group, with Value being the dominant driver of performance. Commodities and Equity Indices also contributed positively. A majority of
Stocks gains occurred in the first quarter. The group then generally performed poorly until midway through the fourth quarter as Value retraced a large portion of what it had previously earned before recouping again toward the end of the year. Commodities contributed positively in each of the first three quarters of 2021 but gave some gains back in the fourth quarter. Equity Indices were generally flat on the year as varied style factors offset each other. Currencies and Fixed Income slightly detracted on the year. Given the Fund's target of low correlation to traditional markets, the impact of the evolving COVID-19 pandemic on aggregate direction of traditional markets had a minimal influence on the Fund's performance.
Stocks had positive performance across all the style factors, with Value and Defensive being the biggest contributors. Commodities also saw its gains come from Value and Defensive. In Equity Indices large positive contributions from Defensive were largely offset by negative contributions from Value to produce more muted gains for the year. Currencies had negative performance across all three of the styles, and
Carry was the biggest detractor behind Fixed Income.
This year’s Stocks Value gains are a shift from the recent past. AQR’s research suggests that the
Value losses of the prior couple of years have been due to a temporary disconnect between prices and fundamentals. Investors were demanding stocks with long-term growth forecasts, seemingly without concern for the price paid for those securities. Our prediction has been that performance for Value will rebound meaningfully as the bubble bursts, and the shift in 2021 has been a meaningful step in this direction.
Furthermore, despite a strong year for the Strategy and a meaningful contribution from Value in Stocks, the opportunity set for this particular portion of the portfolio is even more attractive than it was at the beginning of 2021.
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Yao Hua Ooi
Principal
Scott Metchick
Principal
Ashwin Thapar
Principal

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
AQR Funds | Annual Report | December 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.87%, 2.11% and 1.77%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
The recent growth in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future.
AQR STYLE PREMIA ALTERNATIVE FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 10/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021
AQR STYLE PREMIA ALTERNATIVE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSPIX 24.83% -3.66% -2.56% 1.19% 10/30/2013
Fund - Class N: QSPNX 24.53% -3.86% -2.81% 0.94% 10/30/2013
Fund - Class R6: QSPRX 25.04% -3.54% -2.47% 0.40% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 0.05% 0.99% 1.14% 0.75% 10/30/2013

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | December 2021
DEFINITIONS:
Beta: The measure of the volatility, or systematic risk, of a security or portfolio compared to the market as a whole.
Bloomberg Barclays
®
U.S. Aggregate Bond Index: is a market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
Bloomberg Commodity Total Return Index
SM
: is a broad-based index used to represent the most frequently-traded global commodity futures. Indexes are unmanaged and one cannot invest directly in an index.
Correlation : A statistic that measures the degree to which two securities move in relation to each other.
I CE Bank of America U.S. 3-Month Treasury Bill Index: is designed to measure the performance of high-quality short-term cash-equivalent investments. Indexes are unmanaged and one cannot invest directly in an index.
MSCI World Index: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
S&P 500 ® : is a capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and one cannot invest directly in an index.
SG Trend Index : is designed to track the 10 largest (by AUM) trend following Commodity Trading Advisors (“CTAs”) and be representative of the trend followers in the managed futures space. Indexes are unmanaged and one cannot invest directly an index.
Sharp e Ratio: Excess return of the portfolio, relative to the risk-free rate, divided by the standard deviation of the portfolio's excess returns.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 163.3%
COMMON STOCKS - 83.5%
Australia - 1.6%
AGL Energy Ltd. (2)(a) 17,836 79,687
Ampol Ltd. (2)(a) 1,919 41,437
Ansell Ltd. (2)(a) 5,495 125,667
Aurizon Holdings Ltd. (2)(a) 70,382 178,814
BlueScope Steel Ltd. (2)(a) 24,357 371,844
Fortescue Metals Group Ltd. (2)(a) 15,871 223,095
Harvey Norman Holdings Ltd. (2)(a) 43,993 158,126
JB Hi-Fi Ltd. (2)(a) 7,798 274,212
Qube Holdings Ltd. (2)(a) 18,754 43,292
Santos Ltd. (2)(a) 2,170 9,996
Sonic Healthcare Ltd. (2)(a) 1,696 57,522
Tabcorp Holdings Ltd. (2)(a) 29,182 106,611
Treasury Wine Estates Ltd. (2)(a) 19,666 177,315
Wesfarmers Ltd. (2)(a) 1,375 59,326
Woodside Petroleum Ltd. (2)(a) 6,462 103,017
Worley Ltd. (2)(a) 30,900 239,388
2,249,349
—
Belgium - 0.6%
Ageas SA/NV (2)(a) 5,910 306,063
Etablissements Franz Colruyt NV
(2)(a) 1,621 68,783
Proximus SADP (2)(a) 5,493 107,277
Solvay SA (2)(a) 2,386 277,387
759,510
—
Brazil - 0.3%
Yara International ASA (2) 8,579 432,538
Canada - 4.2%
Alamos Gold, Inc., Class A (a) 3,307 25,437
Atco Ltd., Class I (a) 2,069 69,842
Bank of Montreal (a) 525 56,524
Canadian Tire Corp. Ltd., Class A
(a) 2,752 394,737
CGI, Inc. *(a) 1,526 134,933
CI Financial Corp. (a) 6,799 142,113
Cogeco Communications, Inc. (a) 1,072 85,365
Empire Co. Ltd., Class A (a) 7,321 223,053
Fairfax Financial Holdings Ltd. (a) 131 64,440
Finning International, Inc. (a) 648 16,331
Hydro One Ltd. (a)(b) 4,360 113,433
iA Financial Corp., Inc. (a) 2,412 138,014
IGM Financial, Inc. (a) 1,918 69,172
Imperial Oil Ltd. (a) 5,930 213,863
Intact Financial Corp. (a) 291 37,825
Keyera Corp. (a) 2,274 51,288
Kinross Gold Corp. (a) 17,149 99,509
Loblaw Cos. Ltd. (a) 352 28,840
Magna International, Inc. (a) 4,423 357,875
Manulife Financial Corp. (a) 21,828 416,043
Metro, Inc. (a) 788 41,937
National Bank of Canada (a) 1,664 126,864
Northland Power, Inc. (a) 3,357 100,714
Onex Corp. (a) 522 40,969
Quebecor, Inc., Class B (a) 8,435 190,378
Ritchie Bros Auctioneers, Inc. (a) 897 54,893
SSR Mining, Inc. (a) 1,605 28,409
INVESTMENTS SHARES VALUE ($)
Canada - 4.2% (continued)
Stantec, Inc. (a) 2,643 148,494
Suncor Energy, Inc. (a) 9,012 225,487
Teck Resources Ltd., Class B (a) 14,186 408,551
TFI International, Inc. (a) 3,445 386,373
Thomson Reuters Corp. (a) 1,963 234,747
TMX Group Ltd. (a) 1,368 138,698
Toromont Industries Ltd. (a) 476 43,034
Tourmaline Oil Corp. (a) 16,168 521,998
West Fraser Timber Co. Ltd. (a) 3,534 337,154
5,767,337
—
China - 0.4%
Wilmar International Ltd. (2) 37,000 113,870
Yangzijiang Shipbuilding Holdings
Ltd. (2) 400,600 398,031
511,901
—
Denmark - 1.1%
AP Moller - Maersk A/S, Class B
(2)(a) 207 738,848
Carlsberg A/S, Class B (2)(a) 288 49,723
Danske Bank A/S (2)(a) 799 13,794
Genmab A/S (2)*(a) 88 35,125
Jyske Bank A/S (Registered) (2)*(a) 2,336 120,162
Pandora A/S (2)(a) 4,091 508,883
ROCKWOOL International A/S,
Class B (2)(a) 102 44,541
1,511,076
—
Finland - 0.4%
Kesko OYJ, Class B (2)(a) 8,988 299,578
UPM-Kymmene OYJ (2)(a) 1,583 60,231
Valmet OYJ (2)(a) 5,750 246,535
606,344
—
France - 2.1%
Arkema SA (2)(a) 713 100,636
BNP Paribas SA (2)(a) 1,820 125,837
Carrefour SA (2)(a) 23,338 427,867
Casino Guichard Perrachon SA
(2)*(a) 4,159 109,712
Cie de Saint-Gobain (2)(a) 8,901 626,156
Cie Generale des Etablissements
Michelin SCA (2)(a) 262 42,911
CNP Assurances (2)(a) 2,234 55,258
Credit Agricole SA (2)(a) 7,874 112,262
Electricite de France SA (2)(a) 30,020 353,074
Eutelsat Communications SA (2)(a) 6,437 78,561
Orange SA (2)(a) 10,968 117,162
Publicis Groupe SA (2)(a) 974 65,622
Rexel SA (2)*(a) 9,730 197,057
Rubis SCA (2)(a) 4,278 127,926
Sanofi (2)(a) 186 18,664
Societe BIC SA (2)(a) 18 970
Societe Generale SA (2)(a) 394 13,541
Sodexo SA (2)(a) 154 13,501
TotalEnergies SE (2)(a) 5,404 275,065
2,861,782
—

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Germany - 1.9%
Allianz SE (Registered) (2)(a) 1,004 236,802
Aurubis AG (2)(a) 1,441 144,045
BASF SE (2)(a) 2,222 155,952
Bayerische Motoren Werke AG (2)
(a) 3,135 313,633
Brenntag SE (2)(a) 2,086 188,374
Covestro AG (2)(a)(b) 265 16,310
Deutsche Bank AG (Registered)
(2)*(a) 18,688 232,759
Deutsche Post AG (Registered) (2)
(a) 9,813 631,180
E.ON SE (2)(a) 2,653 36,870
Freenet AG (2)(a) 1,628 43,025
Hannover Rueck SE (2)(a) 203 38,488
HeidelbergCement AG (2)(a) 2,734 185,029
METRO AG (2)(a) 2,278 23,897
ProSiebenSat.1 Media SE (2)(a) 13,661 217,018
Rheinmetall AG (2)(a) 529 49,784
Software AG (2)(a) 715 28,486
Uniper SE (2)(a) 751 35,658
2,577,310
—
Italy - 1.2%
A2A SpA (2)(a) 111,525 217,320
Assicurazioni Generali SpA (2)(a) 7,067 149,359
Banco BPM SpA (2)(a) 51,404 153,909
Buzzi Unicem SpA (2)(a) 6,014 129,577
Hera SpA (2)(a) 35,283 146,649
Italgas SpA (2)(a) 15,946 109,611
Leonardo SpA (2)*(a) 28,787 205,769
Poste Italiane SpA (2)(a)(b) 19,741 258,613
Terna - Rete Elettrica Nazionale
(2)(a) 5,586 45,189
Unipol Gruppo SpA (2)(a) 53,317 288,731
1,704,727
—
Japan - 15.6%
AEON Financial Service Co. Ltd.
(2)(a) 7,400 79,820
AGC, Inc. (2)(a) 13,100 625,828
Aisin Corp. (2)(a) 3,800 145,797
Amada Co. Ltd. (2)(a) 2,500 24,755
Asahi Kasei Corp. (2)(a) 1,900 17,899
Astellas Pharma, Inc. (2)(a) 2,000 32,551
Bandai Namco Holdings, Inc. (2)(a) 1,400 109,464
Bridgestone Corp. (2)(a) 3,200 137,385
Brother Industries Ltd. (2)(a) 10,800 208,165
Chiba Bank Ltd. (The) (2)(a) 19,800 113,266
Chubu Electric Power Co., Inc. (2)
(a) 24,400 257,725
Chugoku Electric Power Co., Inc.
(The) (2)(a) 3,700 30,004
Concordia Financial Group Ltd. (2)
(a) 7,000 25,421
Dai-ichi Life Holdings, Inc. (2)(a) 600 12,102
Daiwa Securities Group, Inc. (2)(a) 35,800 202,019
DeNA Co. Ltd. (2)(a) 6,600 101,632
Electric Power Development Co.
Ltd. (2)(a) 16,000 212,634
ENEOS Holdings, Inc. (2)(a) 197,700 738,570
INVESTMENTS SHARES VALUE ($)
Japan - 15.6% (continued)
Fujitsu Ltd. (2)(a) 1,300 223,375
Fukuoka Financial Group, Inc. (2)
(a) 13,100 224,334
Haseko Corp. (2)(a) 12,300 152,572
Hitachi Ltd. (2)(a) 4,800 260,032
Honda Motor Co. Ltd. (2)(a) 8,300 236,141
Idemitsu Kosan Co. Ltd. (2)(a) 10,500 267,957
Iida Group Holdings Co. Ltd. (2)(a) 8,200 190,711
Inpex Corp. (2)(a) 47,600 413,911
Isuzu Motors Ltd. (2)(a) 12,000 149,358
ITOCHU Corp. (2)(a) 16,600 507,859
Japan Post Bank Co. Ltd. (2)(a) 18,400 168,666
Japan Post Holdings Co. Ltd.
(2)*(a) 85,100 662,953
Japan Post Insurance Co. Ltd. (2)
(a) 19,900 319,671
JFE Holdings, Inc. (2)(a) 27,800 354,673
JTEKT Corp. (2)(a) 2,700 23,613
Kajima Corp. (2)(a) 25,700 295,358
Kamigumi Co. Ltd. (2)(a) 2,600 49,233
Kaneka Corp. (2)(a) 1,900 62,383
Kansai Electric Power Co., Inc.
(The) (2)(a) 14,400 134,597
KDDI Corp. (2)(a) 7,200 210,555
Kinden Corp. (2)(a) 3,900 58,640
Komatsu Ltd. (2)(a) 1,300 30,402
Konami Holdings Corp. (2)(a) 600 28,800
Kuraray Co. Ltd. (2)(a) 9,800 85,226
Kyocera Corp. (2)(a) 600 37,516
Kyushu Electric Power Co., Inc. (2)
(a) 26,500 197,852
Mabuchi Motor Co. Ltd. (2)(a) 4,300 142,227
Marubeni Corp. (2)(a) 64,400 627,449
Mazda Motor Corp. (2)*(a) 24,900 191,055
Medipal Holdings Corp. (2)(a) 6,400 119,968
Mitsubishi Corp. (2)(a) 2,000 63,506
Mitsubishi Electric Corp. (2)(a) 12,900 163,740
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 8,200 139,002
Mitsubishi HC Capital, Inc. (2)(a) 56,100 277,557
Mitsubishi Heavy Industries Ltd.
(2)(a) 5,300 122,538
Mitsubishi Logistics Corp. (2)(a) 100 2,512
Mitsubishi Materials Corp. (2)(a) 4,700 80,772
Mitsui & Co. Ltd. (2)(a) 9,900 234,609
Mitsui Chemicals, Inc. (2)(a) 11,300 303,747
Mizuho Financial Group, Inc. (2)(a) 26,380 335,059
MS&AD Insurance Group Holdings,
Inc. (2)(a) 19,400 597,371
NGK Insulators Ltd. (2)(a) 1,100 18,618
Nippo Corp. (2) 1,700 59,017
Nippon Express Co. Ltd. (2)(a) 3,000 179,534
Nippon Steel Corp. (2)(a) 28,700 468,845
Nippon Telegraph & Telephone
Corp. (2)(a) 23,400 639,949
Nippon Yusen KK (2)(a) 4,000 305,012
Nissan Motor Co. Ltd. (2)*(a) 9,600 46,239
Nomura Holdings, Inc. (2)(a) 87,300 380,248
NS Solutions Corp. (2)(a) 1,400 43,170
Obayashi Corp. (2)(a) 44,800 346,723

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Japan - 15.6% (continued)
Oji Holdings Corp. (2)(a) 41,100 199,132
ORIX Corp. (2)(a) 3,800 77,551
Osaka Gas Co. Ltd. (2)(a) 15,700 259,666
Otsuka Holdings Co. Ltd. (2)(a) 400 14,552
Resona Holdings, Inc. (2)(a) 171,000 664,536
Rohto Pharmaceutical Co. Ltd. (2)
(a) 600 18,141
Sankyu, Inc. (2)(a) 1,800 74,693
Secom Co. Ltd. (2)(a) 200 13,897
Sega Sammy Holdings, Inc. (2)(a) 3,200 50,194
Seino Holdings Co. Ltd. (2)(a) 3,700 37,498
Sekisui Chemical Co. Ltd. (2)(a) 4,400 73,586
Shimamura Co. Ltd. (2)(a) 300 25,176
Shinsei Bank Ltd. (2)(a) 9,700 157,794
Shizuoka Bank Ltd. (The) (2)(a) 11,700 83,527
Sojitz Corp. (2)(a) 25,420 381,956
Sompo Holdings, Inc. (2)(a) 12,500 527,171
Subaru Corp. (2)(a) 18,200 325,194
Sumitomo Corp. (2)(a) 23,200 343,346
Sumitomo Forestry Co. Ltd. (2)(a) 700 13,532
Sumitomo Heavy Industries Ltd.
(2)(a) 4,300 104,373
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 12,300 420,012
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 8,700 290,914
Sumitomo Rubber Industries Ltd.
(2)(a) 2,400 24,480
Suntory Beverage & Food Ltd. (2)
(a) 1,400 50,698
T&D Holdings, Inc. (2)(a) 19,100 244,017
Taiheiyo Cement Corp. (2)(a) 6,200 122,435
Taisei Corp. (2)(a) 8,100 246,322
TBS Holdings, Inc. (2)(a) 2,200 31,889
Teijin Ltd. (2)(a) 15,800 194,472
Tokio Marine Holdings, Inc. (2)(a) 1,700 94,638
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 282,500 730,322
TOPPAN, Inc. (2)(a) 10,000 187,657
Tosoh Corp. (2)(a) 18,700 277,817
Toyoda Gosei Co. Ltd. (2)(a) 1,300 28,276
Toyota Boshoku Corp. (2)(a) 7,700 151,077
Toyota Tsusho Corp. (2)(a) 7,900 364,164
Yokohama Rubber Co. Ltd. (The)
(2)(a) 7,100 113,874
21,328,471
—
Kyrgyzstan - 0.0% (c)
Centerra Gold, Inc. 104 802
Luxembourg - 0.4%
APERAM SA (2) 3,108 169,181
ArcelorMittal SA (2) 870 27,908
Eurofins Scientific SE (2) 2,440 302,296
499,385
—
Netherlands - 1.5%
ASR Nederland NV (2)(a) 8,077 371,972
Koninklijke Ahold Delhaize NV (2)
(a) 19,645 674,146
Koninklijke Vopak NV (2)(a) 1,723 60,412
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.5% (continued)
NN Group NV (2)(a) 5,771 312,097
Randstad NV (2)(a) 4,158 283,647
Royal Dutch Shell plc, Class A (2)
(a) 919 20,139
SBM Offshore NV (2)(a) 2,420 36,075
Signify NV (2)(a)(b) 6,829 317,083
2,075,571
—
Norway - 0.1%
Leroy Seafood Group ASA (2)(a) 7,310 57,127
Salmar ASA (2)(a) 1,755 121,042
178,169
—
Panama - 0.1%
Copa Holdings SA, Class A * 1,229 101,589
Singapore - 0.2%
Genting Singapore Ltd. (2) 93,800 53,955
SATS Ltd. (2)* 10,200 29,431
Venture Corp. Ltd. (2) 18,100 245,958
329,344
—
Spain - 1.8%
Acciona SA (2)(a) 809 153,984
Acerinox SA (2)(a) 2,640 33,973
Banco de Sabadell SA (2)*(a) 22,297 14,860
CaixaBank SA (2)(a) 30,528 83,392
Enagas SA (2)(a) 12,865 298,871
Endesa SA (2)(a) 16,733 385,218
Iberdrola SA (2)(a) 13,023 154,192
Mapfre SA (2)(a) 54,128 110,668
Red Electrica Corp. SA (2)(a) 9,008 194,793
Repsol SA (2)(a) 57,494 680,908
Telefonica SA (2)(a) 93,214 404,196
2,515,055
—
Sweden - 1.6%
Axfood AB (2)(a) 5,518 158,853
Boliden AB (2)(a) 1,895 73,071
Electrolux AB, Class B (2)(a) 11,045 267,506
Essity AB, Class B (2)(a) 377 12,300
Getinge AB, Class B (2)(a) 10,830 471,994
Holmen AB, Class B (2)(a) 450 21,551
Husqvarna AB, Class B (2)(a) 1,720 27,501
ICA Gruppen AB (2)(a) 5,417 320,361
Securitas AB, Class B (2)(a) 1,908 26,247
Skanska AB, Class B (2)(a) 1,175 30,363
SKF AB, Class B (2)(a) 5,455 129,009
SSAB AB, Class A (2)*(a) 36,067 208,468
Svenska Handelsbanken AB, Class
A (2)(a) 13,691 147,972
Trelleborg AB, Class B (2)(a) 2,490 65,331
Volvo AB, Class B (2)(a) 8,773 202,889
2,163,416
—
Switzerland - 1.4%
Adecco Group AG (Registered) (2)
(a) 4,595 234,149
Baloise Holding AG (Registered)
(2)(a) 453 73,935
BKW AG (2)(a) 157 20,386

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.4% (continued)
Bucher Industries AG (Registered)
(2)(a) 138 68,002
Credit Suisse Group AG
(Registered) (2)(a) 12,414 120,361
DKSH Holding AG (2)(a) 887 73,111
Geberit AG (Registered) (2)(a) 57 46,463
Roche Holding AG (2)(a) 597 247,672
Sulzer AG (Registered) (2)(a) 900 88,413
Swiss Life Holding AG (Registered)
(2)(a) 433 264,553
Swisscom AG (Registered) (2)(a) 745 420,273
Tecan Group AG (Registered) (2)(a) 89 54,056
UBS Group AG (Registered) (2)(a) 9,133 163,931
1,875,305
—
United Kingdom - 2.9%
ASOS plc (2)*(a) 2,377 76,928
Aviva plc (2)(a) 103,352 576,101
boohoo Group plc (2)* 8,579 14,385
BP plc (2)(a) 76,844 344,309
Britvic plc (2)(a) 5,019 62,500
BT Group plc (2)(a) 162,438 373,689
Centrica plc (2)* 55,314 53,640
DCC plc (2)(a) 284 23,249
Direct Line Insurance Group plc
(2)(a) 6,367 24,058
DS Smith plc (2)(a) 31,521 164,158
Hays plc (2)(a) 32,671 64,870
Howden Joinery Group plc (2)(a) 13,817 169,242
Inchcape plc (2)(a) 828 10,193
Investec plc (2)(a) 17,694 97,553
Kingfisher plc (2)(a) 24,750 113,844
Liberty Global plc, Class C *(a) 3,196 89,776
M&G plc (2)(a) 101,689 275,101
Man Group plc (2)(a) 16,121 49,620
Marks & Spencer Group plc (2)*(a) 102,526 322,527
National Grid plc (2)(a) 12,232 176,377
Royal Mail plc (2)(a) 50,880 348,845
Spectris plc (2)(a) 1,066 53,061
Subsea 7 SA (2)(a) 1,764 12,619
Tate & Lyle plc (2)(a) 6,149 55,322
Tesco plc (2)(a) 95,248 374,998
3,926,965
—
United States - 44.1%
3M Co. (d) 1,025 182,071
A O Smith Corp. (a) 162 13,908
AbbVie, Inc. (a) 2,861 387,379
ABIOMED, Inc. *(a) 50 17,959
Accenture plc, Class A (a) 74 30,677
ACI Worldwide, Inc. *(a) 2,976 103,267
Activision Blizzard, Inc. (a) 1,534 102,057
Acuity Brands, Inc. (a) 1,165 246,654
Adobe, Inc. *(a) 208 117,948
Adtalem Global Education, Inc. *(a) 295 8,720
Advance Auto Parts, Inc. (a) 223 53,493
AGCO Corp. (a) 589 68,336
Agilent Technologies, Inc. (a) 775 123,729
Air Lease Corp. (a)(d) 1,110 49,095
Akamai Technologies, Inc. *(d) 1,368 160,111
INVESTMENTS SHARES VALUE ($)
United States - 44.1% (continued)
Alaska Air Group, Inc. *(a) 3,132 163,177
Albertsons Cos., Inc., Class A (a)(d) 1,048 31,639
Alliance Data Systems Corp. (a)(d) 7,527 501,072
Allison Transmission Holdings, Inc.
(a)(d) 5,624 204,432
Allstate Corp. (The) (a) 2,295 270,007
Amdocs Ltd. (a) 3,899 291,801
AMERCO (a) 40 29,049
Ameriprise Financial, Inc. (a) 646 194,872
Amgen, Inc. (a) 1,421 319,682
Amkor Technology, Inc. (a)(d) 5,646 139,964
ANSYS, Inc. *(a)(d) 553 221,819
Anthem, Inc. (a) 694 321,697
APA Corp. (a)(d) 10,661 286,674
Applied Materials, Inc. (a)(d) 1,028 161,766
Aramark (d) 2,191 80,738
Archer-Daniels-Midland Co. (a) 835 56,438
Arrow Electronics, Inc. *(a) 4,781 641,944
Associated Banc-Corp. (d) 7,113 160,683
Assured Guaranty Ltd. (a) 722 36,244
AutoNation, Inc. *(a)(d) 5,451 636,948
AutoZone, Inc. *(a) 81 169,808
Avient Corp. (a)(d) 3,212 179,711
Avnet, Inc. (a) 3,199 131,895
Bank of New York Mellon Corp.
(The) (a)(d) 1,432 83,171
Bath & Body Works, Inc. (a) 643 44,875
Baxter International, Inc. (a) 258 22,147
Berry Global Group, Inc. *(a) 3,537 260,960
Best Buy Co., Inc. (d) 2,687 272,999
Biogen, Inc. *(a) 578 138,674
Bio-Rad Laboratories, Inc., Class
A *(a) 524 395,919
Bio-Techne Corp. (a)(d) 442 228,664
BJ's Wholesale Club Holdings, Inc.
*(a)(d) 3,093 207,138
Booking Holdings, Inc. *(a) 9 21,593
Booz Allen Hamilton Holding Corp.
(a)(d) 2,614 221,641
BorgWarner, Inc. (a)(d) 3,172 142,962
Boyd Gaming Corp. *(a) 4,006 262,673
Brighthouse Financial, Inc. *(a) 2,658 137,684
Bristol-Myers Squibb Co. (a)(d) 3,690 230,072
Broadcom, Inc. (a) 147 97,815
BRP, Inc. (a) 2,970 260,149
Brunswick Corp. (a) 4,367 439,888
CACI International, Inc., Class A
*(a) 1,200 323,052
Cadence Design Systems, Inc. *(a) 1,605 299,092
Carlisle Cos., Inc. (a) 467 115,872
Carter's, Inc. (a)(d) 4,749 480,694
Casey's General Stores, Inc. (a) 802 158,275
Cathay General Bancorp (a) 1,339 57,564
CDW Corp. (a) 1,379 282,392
CH Robinson Worldwide, Inc. (a) 990 106,554
ChampionX Corp. *(a) 6,075 122,776
Charles River Laboratories
International, Inc. *(a) 1,640 617,919
Chemed Corp. (a) 243 128,557
Chevron Corp. (a)(d) 1,644 192,923

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - 44.1% (continued)
Chipotle Mexican Grill, Inc. *(a) 34 59,441
Ciena Corp. *(a) 2,162 166,409
Cigna Corp. (a) 322 73,941
Cirrus Logic, Inc. *(a) 3,725 342,775
Citizens Financial Group, Inc. (a) 925 43,706
Citrix Systems, Inc. (a) 532 50,322
Clorox Co. (The) (a)(d) 1,484 258,750
CNO Financial Group, Inc. (a) 2,490 59,362
CNX Resources Corp. *(d) 2,993 41,154
Cognizant Technology Solutions
Corp., Class A (a) 1,239 109,924
Colgate-Palmolive Co. (a) 170 14,508
Columbia Sportswear Co. (a) 2,861 278,776
Commercial Metals Co. (a) 11,408 413,996
CommVault Systems, Inc. *(a) 569 39,215
Concentrix Corp. (a) 234 41,797
ConocoPhillips (a) 3,173 229,027
Cooper Cos., Inc. (The) (a) 236 98,870
Coterra Energy, Inc. (d) 680 12,920
Cracker Barrel Old Country Store,
Inc. (a)(d) 2,929 376,787
Crane Co. (a) 276 28,077
Cummins, Inc. (a)(d) 1,776 387,417
Curtiss-Wright Corp. (a)(d) 1,277 177,082
CVS Health Corp. (a) 1,195 123,276
Dana, Inc. (a) 5,821 132,835
Deckers Outdoor Corp. *(a) 1,549 567,414
Dick's Sporting Goods, Inc. (d) 4,256 489,397
DISH Network Corp., Class A *(d) 528 17,128
Domino's Pizza, Inc. (a) 123 69,413
Dover Corp. (a) 122 22,155
DXC Technology Co. *(a) 3,263 105,036
Eagle Materials, Inc. (a) 283 47,108
East West Bancorp, Inc. (a) 358 28,167
Eastman Chemical Co. (a)(d) 1,465 177,133
Eaton Corp. plc (a)(d) 1,489 257,329
eBay, Inc. (d) 4,376 291,004
Electronic Arts, Inc. (a) 2,545 335,686
EMCOR Group, Inc. (a) 1,373 174,906
Emerson Electric Co. (a) 794 73,818
EnerSys (a)(d) 519 41,032
EOG Resources, Inc. (a) 5,646 501,534
EPAM Systems, Inc. *(a) 359 239,974
Equitrans Midstream Corp. (a)(d) 7,501 77,560
Estee Lauder Cos., Inc. (The),
Class A (a) 745 275,799
Everest Re Group Ltd. (a) 636 174,213
Expeditors International of
Washington, Inc. (a) 3,076 413,076
F5, Inc. *(a) 602 147,315
Fair Isaac Corp. *(a) 541 234,615
Federated Hermes, Inc. (a) 5,966 224,202
First American Financial Corp. (d) 327 25,581
First Hawaiian, Inc. (a)(d) 922 25,198
Flowers Foods, Inc. (a)(d) 1,638 44,996
Flowserve Corp. (a) 1,828 55,937
FNB Corp. (d) 10,949 132,811
Foot Locker, Inc. (a) 10,946 477,574
Fortinet, Inc. *(a) 819 294,349
INVESTMENTS SHARES VALUE ($)
United States - 44.1% (continued)
Fortune Brands Home & Security,
Inc. (a) 1,222 130,632
Fulton Financial Corp. (a) 2,749 46,733
Gap, Inc. (The) (a) 2,249 39,695
Gates Industrial Corp. plc *(a) 1,211 19,267
General Dynamics Corp. (a) 595 124,040
General Mills, Inc. (a) 1,302 87,729
General Motors Co. *(a) 3,227 189,199
Genuine Parts Co. (a) 1,580 221,516
Gilead Sciences, Inc. (a) 3,826 277,806
Globus Medical, Inc., Class A *(a)
(d) 2,412 174,146
GoHealth, Inc., Class A * 12,412 47,041
Graham Holdings Co., Class B (a) 206 129,745
Graphic Packaging Holding Co. (a) 830 16,185
Greif, Inc., Class A (a) 2,109 127,320
H&R Block, Inc. (d) 5,130 120,863
Halliburton Co. (a) 5,763 131,800
Hanesbrands, Inc. (a) 3,708 61,998
Hartford Financial Services Group,
Inc. (The) (a) 1,737 119,922
HCA Healthcare, Inc. (a) 513 131,800
Helen of Troy Ltd. *(a)(d) 438 107,078
Henry Schein, Inc. *(a) 207 16,049
Hexcel Corp. *(a) 2,416 125,149
HollyFrontier Corp. (a)(d) 9,029 295,971
Hologic, Inc. *(a) 580 44,405
Home Depot, Inc. (The) (a) 905 375,584
Horizon Therapeutics plc *(a) 1,545 166,489
Howmet Aerospace, Inc. (a) 7,692 244,836
HP, Inc. (a)(d) 14,984 564,447
Hubbell, Inc. (a)(d) 576 119,964
Humana, Inc. (a) 224 103,905
Huntington Ingalls Industries, Inc.
(a)(d) 1,278 238,654
Huntsman Corp. (a) 2,896 101,012
IAC/InterActiveCorp *(a) 649 84,831
ICU Medical, Inc. *(a) 60 14,240
Ingredion, Inc. (a) 1,330 128,531
Intel Corp. (a) 7,032 362,148
Interpublic Group of Cos., Inc.
(The) (d) 2,347 87,895
Intuit, Inc. (a) 63 40,523
Invesco Ltd. (a) 4,243 97,674
IQVIA Holdings, Inc. *(a) 1,121 316,279
ITT, Inc. (a)(d) 2,012 205,606
J M Smucker Co. (The) (a) 1,367 185,666
Jabil, Inc. (a)(d) 6,559 461,426
Jack in the Box, Inc. (a)(d) 2,805 245,381
Jazz Pharmaceuticals plc *(a) 219 27,901
JetBlue Airways Corp. *(a)(d) 8,712 124,059
Johnson Controls International plc
(a) 682 55,453
Juniper Networks, Inc. (a) 3,281 117,165
KB Home (a) 5,542 247,894
KBR, Inc. (a)(d) 1,336 63,620
Keysight Technologies, Inc. *(d) 870 179,664
KLA Corp. (a) 481 206,883
Knight-Swift Transportation
Holdings, Inc. (a)(d) 1,529 93,177

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - 44.1% (continued)
Kohl's Corp. (a) 5,053 249,568
Kroger Co. (The) (a)(d) 10,691 483,875
Kyndryl Holdings, Inc. *(a) 4,037 73,070
L3Harris Technologies, Inc. (a) 100 21,324
Laboratory Corp. of America
Holdings *(a) 652 204,865
Lear Corp. (a) 605 110,685
Lennar Corp., Class A (a) 698 81,080
Lennox International, Inc. (a) 499 161,856
Lincoln National Corp. (a) 2,046 139,660
Lithia Motors, Inc. (a) 573 170,152
LKQ Corp. (a) 4,010 240,720
Lowe's Cos., Inc. (a) 878 226,945
Lumentum Holdings, Inc. *(a) 187 19,779
LyondellBasell Industries NV, Class
A (a) 2,966 273,554
M&T Bank Corp. (a) 424 65,118
Manhattan Associates, Inc. *(a) 1,480 230,125
ManpowerGroup, Inc. (a) 4,072 396,328
Marathon Oil Corp. (a)(d) 4,694 77,075
Marriott Vacations Worldwide Corp.
(a) 1,209 204,297
Masco Corp. (d) 473 33,214
Masimo Corp. *(a) 293 85,785
MasTec, Inc. *(a) 2,112 194,895
Match Group, Inc. *(d) 1,011 133,705
Maximus, Inc. (a) 2,518 200,609
McDonald's Corp. (a) 339 90,876
MDU Resources Group, Inc. (a)(d) 8,283 255,448
Medpace Holdings, Inc. *(d) 344 74,868
Medtronic plc (a)(d) 882 91,243
Merck & Co., Inc. (a) 4,753 364,270
Meta Platforms, Inc., Class A *(a) 1,917 644,782
Micron Technology, Inc. (a) 4,413 411,071
Microsoft Corp. (a) 337 113,340
MillerKnoll, Inc. (d) 5,319 208,452
Minerals Technologies, Inc. (a) 1,346 98,460
MKS Instruments, Inc. (a)(d) 1,735 302,185
Mohawk Industries, Inc. *(a)(d) 2,006 365,453
Molina Healthcare, Inc. *(a) 761 242,059
Molson Coors Beverage Co., Class
B (d) 3,510 162,689
MSA Safety, Inc. (a)(d) 202 30,494
MSC Industrial Direct Co., Inc.,
Class A (a)(d) 666 55,984
Murphy Oil Corp. (a) 2,481 64,779
Murphy USA, Inc. (a) 2,760 549,902
Navient Corp. (a) 8,416 178,588
NCR Corp. *(a)(d) 8,107 325,901
Nordson Corp. (a) 43 10,977
NortonLifeLock, Inc. (a)(d) 3,279 85,188
NRG Energy, Inc. (a) 6,793 292,642
Nu Skin Enterprises, Inc., Class
A (d) 5,129 260,297
Nucor Corp. (d) 1,287 146,911
Old Republic International Corp.
(a)(d) 3,133 77,009
Omnicom Group, Inc. (a)(d) 1,032 75,615
Oracle Corp. (a)(d) 2,755 240,264
O'Reilly Automotive, Inc. *(a) 79 55,792
INVESTMENTS SHARES VALUE ($)
United States - 44.1% (continued)
Organon & Co. (a) 1,948 59,317
Oshkosh Corp. (a)(d) 1,130 127,362
Owens Corning (a)(d) 4,507 407,884
PACCAR, Inc. (a) 534 47,131
Packaging Corp. of America (a)(d) 1,964 267,399
Papa John's International, Inc. (a)
(d) 1,671 223,028
Penske Automotive Group, Inc. (a) 3,739 400,896
PerkinElmer, Inc. (a) 315 63,334
Pfizer, Inc. (a) 4,091 241,574
Polaris, Inc. (a) 629 69,133
Popular, Inc. 5,592 458,768
Premier, Inc., Class A (a) 377 15,521
Procter & Gamble Co. (The) (a) 204 33,370
Prudential Financial, Inc. (a) 1,659 179,570
PTC, Inc. *(a) 558 67,602
PulteGroup, Inc. (a) 4,203 240,243
PVH Corp. (d) 325 34,661
Qorvo, Inc. *(a)(d) 1,125 175,939
QUALCOMM, Inc. (a) 474 86,680
Quanta Services, Inc. (a)(d) 3,380 387,551
Quest Diagnostics, Inc. (a)(d) 693 119,896
Quidel Corp. *(a) 660 89,093
Qurate Retail, Inc., Series A (d) 31,652 240,555
Ralph Lauren Corp. (a) 895 106,380
Regal Rexnord Corp. (a) 2,970 505,435
Regeneron Pharmaceuticals, Inc.
*(a) 390 246,293
Regions Financial Corp. (a) 604 13,167
Reinsurance Group of America,
Inc. (a) 537 58,796
Reliance Steel & Aluminum Co. (a) 1,225 198,720
Reynolds Consumer Products, Inc.
(a) 805 25,277
Ryder System, Inc. (a) 278 22,916
Schneider National, Inc., Class B
(a)(d) 6,440 173,300
Science Applications International
Corp. (a) 1,439 120,286
Sensata Technologies Holding plc
*(a) 476 29,364
Silgan Holdings, Inc. (a)(d) 5,212 223,282
Simpson Manufacturing Co., Inc.
(a) 559 77,740
Skechers USA, Inc., Class A *(a)(d) 4,402 191,047
Skyworks Solutions, Inc. (a)(d) 1,729 268,237
Snap-on, Inc. (a) 1,153 248,333
SolarWinds Corp. (a) 4,124 58,520
Sonoco Products Co. (a) 806 46,659
Sprouts Farmers Market, Inc. *(a)
(d) 11,095 329,300
SS&C Technologies Holdings, Inc.
(a) 611 50,090
Stanley Black & Decker, Inc. (a) 243 45,835
Steel Dynamics, Inc. (a) 8,016 497,553
Stellantis NV (2)(a) 23,152 437,077
STERIS plc (d) 1,247 303,532
Stifel Financial Corp. (a) 2,087 146,967
Stryker Corp. (d) 159 42,520
Synaptics, Inc. *(a)(d) 1,595 461,768

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - 44.1% (continued)
Syneos Health, Inc. *(a) 974 100,010
Synopsys, Inc. *(a) 1,051 387,294
Synovus Financial Corp. (a) 2,718 130,111
Tapestry, Inc. (a) 2,307 93,664
Target Corp. (a) 2,409 557,539
Taylor Morrison Home Corp. *(a)(d) 4,288 149,908
TD SYNNEX Corp. (a) 3,730 426,563
TEGNA, Inc. (a) 15,476 287,235
Telephone and Data Systems, Inc.
(d) 1,152 23,213
Teradata Corp. *(a)(d) 6,914 293,638
Teradyne, Inc. (a) 1,698 277,674
Terex Corp. (a) 2,192 96,338
Texas Roadhouse, Inc. (a) 2,299 205,255
Textron, Inc. (a)(d) 4,567 352,572
Thermo Fisher Scientific, Inc. (a) 590 393,672
Thor Industries, Inc. (d) 1,028 106,676
Timken Co. (The) (a)(d) 2,191 151,814
Toll Brothers, Inc. (a) 2,868 207,615
Tractor Supply Co. (a) 51 12,169
Travel + Leisure Co. (a) 4,631 255,955
Tri Pointe Homes, Inc. *(a) 17,723 494,294
Tyson Foods, Inc., Class A (a)(d) 2,353 205,087
United Rentals, Inc. *(a)(d) 361 119,957
United States Steel Corp. (a) 10,850 258,339
United Therapeutics Corp. *(a) 3,280 708,741
Universal Health Services, Inc.,
Class B (a)(d) 1,160 150,406
Unum Group (a)(d) 16,840 413,759
Urban Outfitters, Inc. *(a) 4,564 133,999
US Foods Holding Corp. *(d) 1,219 42,458
Valero Energy Corp. (a) 209 15,698
VeriSign, Inc. *(a) 605 153,561
Vertex Pharmaceuticals, Inc. *(a) 173 37,991
Virtu Financial, Inc., Class A (a) 713 20,556
Vishay Intertechnology, Inc. (a) 9,093 198,864
VMware, Inc., Class A (a) 253 29,318
Walgreens Boots Alliance, Inc. (d) 5,326 277,804
Wendy's Co. (The) (a) 649 15,479
Werner Enterprises, Inc. (a)(d) 4,205 200,410
Western Digital Corp. *(a) 652 42,517
Western Union Co. (The) (a)(d) 10,935 195,080
Westlake Chemical Corp. (a) 511 49,633
Westrock Co. (a)(d) 4,326 191,901
Whirlpool Corp. (a)(d) 373 87,528
Williams-Sonoma, Inc. (a)(d) 1,811 306,294
Wintrust Financial Corp. (a) 880 79,922
World Fuel Services Corp. (a)(d) 7,989 211,469
World Wrestling Entertainment,
Inc., Class A (a) 959 47,317
Worthington Industries, Inc. (a) 1,423 77,781
Xerox Holdings Corp. (a)(d) 11,953 270,616
Yelp, Inc. *(a) 8,085 293,000
Zebra Technologies Corp., Class
A *(a) 176 104,755
Ziff Davis, Inc. *(d) 2,502 277,372
Zimmer Biomet Holdings, Inc. (a) 125 15,880
INVESTMENTS SHARES VALUE ($)
United States - 44.1% (continued)
Zoetis, Inc. (a) 759 185,219
60,241,625
—
TOTAL COMMON STOCKS
(Cost $79,160,393) 114,217,571
PREFERRED STOCKS - 0.1%
United States - 0.1%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $125,034) 1,728 178,364
SHORT-TERM INVESTMENTS - 79.7%
INVESTMENT COMPANIES - 68.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (e)(f) 1,674,569 1,674,569
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
0.01% (e) 30,005 30,005
Limited Purpose Cash Investment
Fund, 0.01% (e) 91,843,564 91,806,826
TOTAL INVESTMENT COMPANIES
(Cost $93,512,120) 93,511,400
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 11.3%
U.S. Treasury Bills
0.05%, 2/17/2022 (2)(g) $ 677,000 676,975
0.05%, 2/24/2022 (2)(g) 937,000 936,963
0.05%, 3/3/2022 (2)(g) 1,486,000 1,485,884
0.05%, 3/10/2022 (2)(g) 329,000 328,974
0.05%, 3/17/2022 (2)(g) 1,720,000 1,719,807
0.04%, 3/24/2022 (2)(g) 1,369,000 1,368,830
0.05%, 3/31/2022 (2)(g) 3,264,000 3,263,585
0.06%, 4/7/2022 (2)(g)(h) 2,532,000 2,531,517
0.06%, 4/14/2022 (2)(g) 117,000 116,975
0.06%, 4/28/2022 (2)(g) 276,000 275,933
0.07%, 5/5/2022 (2)(g) 181,000 180,952
0.06%, 5/19/2022 (2)(g) 2,369,000 2,368,125
0.07%, 5/26/2022 (2)(g)(h) 179,000 178,933
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,433,894) 15,433,453
TOTAL SHORT-TERM INVESTMENTS
(Cost $108,946,014) 108,944,853
TOTAL LONG POSITIONS
(Cost $188,231,441) 223,340,788
SHARES
SHORT POSITIONS - (78.3)%
COMMON STOCKS - (78.3)%
Argentina - (0.4)%
MercadoLibre, Inc. * (362) (488,121)
Australia - (2.2)%
Alumina Ltd. (2) (7,571) (10,299)
AMP Ltd. (2)* (84,769) (62,309)
APA Group (2) (24,023) (175,747)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Australia - (2.2)% (continued)
Atlas Arteria Ltd. (2) (20,949) (105,425)
Domino's Pizza Enterprises Ltd. (2) (380) (32,616)
Glencore plc (2)* (106,979) (545,089)
IDP Education Ltd. (2) (7,538) (189,899)
IGO Ltd. (2) (12,288) (102,912)
Insurance Australia Group Ltd. (2) (78,147) (242,179)
Magellan Financial Group Ltd. (2) (1,169) (18,064)
Mineral Resources Ltd. (2) (3,422) (139,774)
Northern Star Resources Ltd. (2) (6,227) (42,825)
Pilbara Minerals Ltd. (2)* (370,698) (864,713)
QBE Insurance Group Ltd. (2) (37,612) (310,590)
Seven Group Holdings Ltd. (2) (4,733) (74,469)
Suncorp Group Ltd. (2) (1,807) (14,548)
Transurban Group (2) (7,294) (73,263)
(3,004,721)
—
Austria - 0.0% (c)
ams AG (2)* (2,258) (40,860)
Belgium - (0.3)%
Anheuser-Busch InBev SA/NV (2) (6,227) (375,425)
Galapagos NV (2)* (1,757) (97,502)
(472,927)
—
Brazil - 0.0% (c)
Wheaton Precious Metals Corp. (1,392) (59,732)
Canada - (2.5)%
Agnico Eagle Mines Ltd. (718) (38,138)
Air Canada * (28,132) (469,924)
Algonquin Power & Utilities Corp. (741) (10,702)
AltaGas Ltd. (2,517) (54,341)
Ballard Power Systems, Inc. * (20,333) (255,418)
BlackBerry Ltd. * (25,823) (241,296)
Boralex, Inc., Class A (3,733) (102,344)
CAE, Inc. * (4,470) (112,762)
Canada Goose Holdings, Inc. * (3,293) (122,041)
Canopy Growth Corp. * (30,919) (269,849)
Dollarama, Inc. (974) (48,748)
Element Fleet Management Corp. (2,401) (24,448)
Franco-Nevada Corp. (1,499) (207,309)
GFL Environmental, Inc. (477) (18,036)
Innergex Renewable Energy, Inc. (8,775) (129,029)
Kinaxis, Inc. * (72) (10,093)
Lightspeed Commerce, Inc. * (6,459) (260,821)
Nuvei Corp. *(b) (1,089) (70,594)
Pan American Silver Corp. (1,921) (47,928)
Pembina Pipeline Corp. (2,016) (61,152)
Restaurant Brands International,
Inc. (2,702) (163,835)
Shopify, Inc., Class A * (403) (554,885)
SNC-Lavalin Group, Inc. (6,584) (160,885)
(3,434,578)
—
Chile - 0.0% (c)
Antofagasta plc (2) (2,816) (51,215)
China - (0.3)%
Prosus NV (2)* (4,143) (343,144)
INVESTMENTS SHARES VALUE ($)
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2)* (2,830) (80,447)
Denmark - (1.1)%
Ambu A/S, Class B (2) (7,603) (200,672)
Demant A/S (2)* (1,987) (101,747)
GN Store Nord A/S (2) (292) (18,322)
Orsted A/S (2)(b) (4,573) (585,651)
Tryg A/S (2) (656) (16,189)
Vestas Wind Systems A/S (2) (19,533) (594,879)
(1,517,460)
—
Faroe Islands - 0.0% (c)
Bakkafrost P/F (2) (456) (30,139)
Finland - (0.1)%
Neste OYJ (2) (1,515) (74,562)
France - (2.6)%
Accor SA (2)* (7,173) (232,502)
Adevinta ASA (2)* (9,319) (123,794)
Aeroports de Paris (2)* (568) (73,274)
Airbus SE (2)* (2,368) (302,971)
Alstom SA (2) (310) (11,008)
BioMerieux (2) (143) (20,334)
Cie Plastic Omnium SA (2) (1,073) (27,853)
Dassault Systemes SE (2) (181) (10,742)
Edenred (2) (6,194) (286,029)
Getlink SE (2) (13,093) (216,850)
Hermes International (2) (110) (192,211)
LVMH Moet Hennessy Louis
Vuitton SE (2) (192) (158,675)
Orpea SA (2) (1,925) (193,055)
Safran SA (2) (3,914) (479,166)
Sartorius Stedim Biotech (2) (235) (129,063)
SOITEC (2)* (896) (219,530)
Ubisoft Entertainment SA (2)* (638) (31,122)
Valeo (2) (7,408) (223,399)
Vinci SA (2) (987) (104,242)
Worldline SA (2)*(b) (8,157) (454,020)
(3,489,840)
—
Germany - (1.6)%
Carl Zeiss Meditec AG (2) (259) (54,332)
Commerzbank AG (2)* (21,201) (160,398)
CompuGroup Medical SE & Co.
KgaA (2) (180) (14,513)
Deutsche Lufthansa AG
(Registered) (2)* (33,277) (233,004)
HelloFresh SE (2)* (1,721) (131,894)
Merck KGaA (2) (43) (11,062)
MTU Aero Engines AG (2) (1,122) (227,815)
Nemetschek SE (2) (661) (84,518)
Rational AG (2) (47) (48,070)
SAP SE (2) (2,852) (401,390)
Sartorius AG (Preference) (2) (229) (154,882)
Siemens Healthineers AG (2)(b) (146) (10,886)
TeamViewer AG (2)*(b) (5,705) (76,554)
Telefonica Deutschland Holding
AG (2) (49,224) (136,537)
thyssenkrupp AG (2)* (8,951) (98,064)
United Internet AG (Registered) (2) (2,660) (105,459)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Germany - (1.6)% (continued)
Volkswagen AG (Preference) (2) (99) (19,887)
Zalando SE (2)*(b) (2,228) (179,480)
(2,148,745)
—
Italy - (1.4)%
Amplifon SpA (2) (6,675) (359,170)
Atlantia SpA (2)* (2,409) (47,799)
Brembo SpA (2) (3,436) (48,878)
Davide Campari-Milano NV (2) (6,439) (93,960)
Enel SpA (2) (8,408) (67,231)
Ferrari NV (2) (1,471) (378,643)
FinecoBank Banca Fineco SpA (2) (5,002) (87,598)
Infrastrutture Wireless Italiane SpA
(2)(b) (1,147) (13,909)
Interpump Group SpA (2) (151) (11,061)
Moncler SpA (2) (5,995) (433,248)
Nexi SpA (2)*(b) (23,426) (371,218)
(1,912,715)
—
Japan - (15.5)%
Advantest Corp. (2) (4,700) (445,086)
Aeon Co. Ltd. (2) (800) (18,853)
Ajinomoto Co., Inc. (2) (2,300) (70,017)
ANA Holdings, Inc. (2)* (6,000) (125,429)
Asahi Intecc Co. Ltd. (2) (9,800) (210,539)
Asics Corp. (2) (9,000) (199,525)
Azbil Corp. (2) (1,000) (45,609)
BayCurrent Consulting, Inc. (2) (1,200) (462,517)
Benefit One, Inc. (2) (1,200) (51,557)
Capcom Co. Ltd. (2) (3,200) (75,364)
Casio Computer Co. Ltd. (2) (3,200) (41,205)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (136,903)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (5,000) (57,438)
Cosmos Pharmaceutical Corp. (2) (1,200) (176,416)
CyberAgent, Inc. (2) (13,500) (225,043)
Daifuku Co. Ltd. (2) (800) (65,420)
Daiichi Sankyo Co. Ltd. (2) (9,200) (234,153)
Daikin Industries Ltd. (2) (800) (181,215)
East Japan Railway Co. (2) (5,800) (356,558)
Eisai Co. Ltd. (2) (6,100) (346,284)
Fancl Corp. (2) (2,200) (65,563)
FANUC Corp. (2) (100) (21,256)
Fast Retailing Co. Ltd. (2) (500) (284,222)
Food & Life Cos. Ltd. (2) (2,600) (98,173)
Freee KK (2)* (2,900) (159,442)
FUJIFILM Holdings Corp. (2) (400) (29,654)
GMO internet, Inc. (2) (1,600) (37,703)
GMO Payment Gateway, Inc. (2) (1,100) (136,979)
Goldwin, Inc. (2) (100) (5,785)
Harmonic Drive Systems, Inc. (2) (4,700) (198,199)
Hisamitsu Pharmaceutical Co., Inc.
(2) (500) (17,272)
Hoya Corp. (2) (4,300) (638,085)
Ibiden Co. Ltd. (2) (1,400) (83,140)
Isetan Mitsukoshi Holdings Ltd. (2) (10,000) (73,902)
Japan Airlines Co. Ltd. (2)* (12,300) (233,495)
Japan Airport Terminal Co. Ltd. (2)* (6,100) (254,414)
JCR Pharmaceuticals Co. Ltd. (2) (1,900) (36,803)
JSR Corp. (2) (1,300) (49,405)
INVESTMENTS SHARES VALUE ($)
Japan - (15.5)% (continued)
Justsystems Corp. (2) (600) (28,006)
Kakaku.com, Inc. (2) (4,900) (130,993)
Kansai Paint Co. Ltd. (2) (900) (19,571)
Kawasaki Heavy Industries Ltd. (2) (4,600) (83,130)
Keihan Holdings Co. Ltd. (2) (2,300) (52,920)
Keikyu Corp. (2) (2,800) (28,009)
Keio Corp. (2) (3,000) (132,367)
Keisei Electric Railway Co. Ltd. (2) (3,800) (102,800)
Keyence Corp. (2) (500) (314,379)
Kikkoman Corp. (2) (3,400) (286,318)
Kintetsu Group Holdings Co. Ltd.
(2)* (6,200) (173,319)
Kobayashi Pharmaceutical Co.
Ltd. (2) (400) (31,463)
Kobe Bussan Co. Ltd. (2) (17,700) (685,300)
Koei Tecmo Holdings Co. Ltd. (2) (1,650) (64,787)
Koito Manufacturing Co. Ltd. (2) (900) (47,668)
Kose Corp. (2) (2,500) (283,605)
Lasertec Corp. (2) (2,500) (765,753)
M3, Inc. (2) (14,800) (746,236)
Marui Group Co. Ltd. (2) (4,800) (90,389)
Mercari, Inc. (2)* (6,400) (325,616)
Mitsubishi Motors Corp. (2)* (86,800) (241,868)
Mitsui OSK Lines Ltd. (2) (300) (22,297)
Miura Co. Ltd. (2) (400) (13,770)
MonotaRO Co. Ltd. (2) (22,300) (401,088)
Nagoya Railroad Co. Ltd. (2)* (1,000) (15,224)
Nexon Co. Ltd. (2) (1,500) (29,004)
Nidec Corp. (2) (1,300) (153,783)
Nihon M&A Center Holdings, Inc.
(2) (7,400) (181,516)
Nikon Corp. (2) (1,300) (14,004)
Nippon Paint Holdings Co. Ltd. (2) (29,800) (325,440)
Nippon Sanso Holdings Corp. (2) (2,200) (48,120)
Nisshin Seifun Group, Inc. (2) (900) (12,984)
Nomura Research Institute Ltd. (2) (3,100) (132,527)
NTT Data Corp. (2) (2,900) (62,209)
Obic Co. Ltd. (2) (900) (168,434)
Odakyu Electric Railway Co. Ltd.
(2) (9,400) (174,760)
Olympus Corp. (2) (8,000) (184,218)
Omron Corp. (2) (200) (19,929)
Oracle Corp. Japan (2) (200) (15,195)
Oriental Land Co. Ltd. (2) (700) (118,039)
Pan Pacific International Holdings
Corp. (2) (5,200) (71,676)
Park24 Co. Ltd. (2)* (13,600) (186,426)
PeptiDream, Inc. (2)* (8,700) (193,174)
Persol Holdings Co. Ltd. (2) (1,700) (49,425)
Pigeon Corp. (2) (1,600) (30,620)
Pola Orbis Holdings, Inc. (2) (7,900) (131,660)
Rakus Co. Ltd. (2) (17,600) (472,310)
Rakuten Group, Inc. (2) (36,300) (364,207)
Recruit Holdings Co. Ltd. (2) (700) (42,599)
Renesas Electronics Corp. (2)* (2,900) (36,020)
Ryohin Keikaku Co. Ltd. (2) (14,200) (216,522)
SG Holdings Co. Ltd. (2) (4,700) (110,208)
Sharp Corp. (2) (19,800) (227,394)
Shimadzu Corp. (2) (400) (16,895)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Japan - (15.5)% (continued)
Shinko Electric Industries Co. Ltd.
(2) (6,400) (304,905)
Shiseido Co. Ltd. (2) (6,000) (334,719)
Showa Denko KK (2) (11,100) (233,402)
SoftBank Corp. (2) (54,400) (687,103)
SoftBank Group Corp. (2) (9,800) (469,814)
Sony Group Corp. (2) (3,300) (416,718)
SUMCO Corp. (2) (10,000) (203,628)
Sumitomo Metal Mining Co. Ltd. (2) (1,200) (45,449)
Sundrug Co. Ltd. (2) (1,000) (26,143)
Sysmex Corp. (2) (2,800) (377,948)
Takara Bio, Inc. (2) (2,300) (52,782)
Takeda Pharmaceutical Co. Ltd. (2) (2,900) (79,194)
Terumo Corp. (2) (4,400) (185,859)
THK Co. Ltd. (2) (3,700) (89,778)
TIS, Inc. (2) (1,400) (41,630)
Tobu Railway Co. Ltd. (2) (600) (13,692)
Toho Gas Co. Ltd. (2) (500) (12,736)
Tokyo Century Corp. (2) (1,300) (63,107)
Tokyo Electron Ltd. (2) (1,300) (748,244)
TOTO Ltd. (2) (3,200) (147,640)
Toyota Industries Corp. (2) (200) (15,999)
Toyota Motor Corp. (2) (4,500) (83,172)
Tsuruha Holdings, Inc. (2) (200) (19,204)
Unicharm Corp. (2) (7,500) (326,304)
USS Co. Ltd. (2) (2,100) (32,810)
Welcia Holdings Co. Ltd. (2) (4,600) (143,672)
West Japan Railway Co. (2) (5,200) (217,479)
Yakult Honsha Co. Ltd. (2) (6,700) (349,534)
Yamato Holdings Co. Ltd. (2) (3,200) (75,173)
Yaskawa Electric Corp. (2) (3,200) (157,010)
Yokogawa Electric Corp. (2) (7,100) (128,151)
Z Holdings Corp. (2) (61,300) (353,701)
(21,261,497)
—
Netherlands - (1.5)%
Adyen NV (2)*(b) (281) (737,625)
Argenx SE (2)* (1,067) (379,434)
ASM International NV (2) (509) (224,682)
ASML Holding NV (2) (363) (290,771)
Heineken NV (2) (2,200) (247,587)
IMCD NV (2) (515) (113,817)
OCI NV (2)* (3,191) (83,292)
(2,077,208)
—
New Zealand - 0.0% (c)
Xero Ltd. (2)* (190) (19,448)
Norway - (0.1)%
Mowi ASA (2) (1,377) (32,589)
Schibsted ASA, Class A (2) (1,270) (48,964)
TOMRA Systems ASA (2) (934) (66,789)
(148,342)
—
Saudi Arabia - (0.3)%
Delivery Hero SE (2)*(b) (3,834) (424,388)
INVESTMENTS SHARES VALUE ($)
Singapore - (0.5)%
City Developments Ltd. (2) (7,800) (39,463)
Singapore Telecommunications
Ltd. (2) (345,700) (595,117)
(634,580)
—
Spain - (1.7)%
Aena SME SA (2)*(b) (1,397) (220,005)
Amadeus IT Group SA (2)* (10,986) (743,360)
Banco Santander SA (2) (4,410) (14,646)
Cellnex Telecom SA (2)(b) (11,806) (683,893)
Ferrovial SA (2) (12,347) (386,136)
Fluidra SA (2) (3,104) (123,795)
Industria de Diseno Textil SA (2) (5,460) (176,085)
(2,347,920)
—
Sweden - (1.5)%
Beijer Ref AB (2) (2,069) (45,111)
Embracer Group AB (2)* (37,037) (392,926)
Epiroc AB, Class A (2) (3,482) (88,045)
EQT AB (2) (6,013) (325,965)
Evolution AB (2)(b) (1,009) (142,613)
Hexagon AB, Class B (2) (13,487) (213,642)
Lifco AB, Class B (2) (3,035) (90,651)
Nibe Industrier AB, Class B (2) (2,822) (42,640)
Saab AB, Class B (2) (3,139) (79,730)
Sinch AB (2)*(b) (31,079) (392,165)
Sweco AB, Class B (2) (4,574) (86,071)
Swedish Match AB (2) (23,197) (184,154)
(2,083,713)
—
Switzerland - (1.4)%
Bachem Holding AG (Registered),
Class B (2) (30) (23,491)
Clariant AG (Registered) (2)* (7,593) (157,728)
Dufry AG (Registered) (2)* (7,739) (381,492)
Idorsia Ltd. (2)* (6,882) (140,247)
OC Oerlikon Corp. AG (Registered)
(2) (4,550) (46,533)
Partners Group Holding AG (2) (167) (275,685)
SIG Combibloc Group AG (2)* (1,350) (37,603)
Sika AG (Registered) (2) (449) (186,612)
Sonova Holding AG (Registered)
(2) (561) (219,237)
Straumann Holding AG
(Registered) (2) (10) (21,146)
Temenos AG (Registered) (2) (2,633) (362,936)
(1,852,710)
—
Taiwan - (0.1)%
Sea Ltd., ADR * (893) (199,773)
United Kingdom - (1.9)%
Associated British Foods plc (2) (1,201) (32,876)
Beazley plc (2)* (7,203) (45,548)
Bellway plc (2) (961) (43,678)
British American Tobacco plc (2) (5,627) (208,940)
Compass Group plc (2)* (677) (15,242)
ConvaTec Group plc (2)(b) (4,958) (12,952)
Croda International plc (2) (87) (11,917)
easyJet plc (2)* (12,721) (96,628)
Hargreaves Lansdown plc (2) (9,060) (166,488)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United Kingdom - (1.9)% (continued)
Hiscox Ltd. (2) (9,572) (112,414)
Informa plc (2)* (26,300) (184,142)
JD Sports Fashion plc (2) (3,595) (10,600)
Legal & General Group plc (2) (20,454) (82,599)
Ocado Group plc (2)* (12,643) (287,645)
Prudential plc (2) (10,473) (181,108)
Quilter plc (2)(b) (5,075) (10,255)
Reckitt Benckiser Group plc (2) (6,031) (519,169)
Rolls-Royce Holdings plc (2)* (211,621) (353,225)
Standard Chartered plc (2) (9,193) (55,901)
Weir Group plc (The) (2) (2,130) (49,428)
WH Smith plc (2)* (2,885) (57,988)
Whitbread plc (2)* (1,262) (51,335)
(2,590,078)
—
United States - (41.0)%
10X Genomics, Inc., Class A * (3,213) (478,608)
Adaptive Biotechnologies Corp. * (9,759) (273,838)
ADT, Inc. (2,783) (23,405)
Advanced Micro Devices, Inc. * (1,706) (245,493)
AES Corp. (The) (506) (12,296)
Airbnb, Inc., Class A * (1,614) (268,715)
Albemarle Corp. (601) (140,496)
Alnylam Pharmaceuticals, Inc. * (1,648) (279,468)
Alteryx, Inc., Class A * (1,403) (84,882)
Altice USA, Inc., Class A * (13,044) (211,052)
Altria Group, Inc. (9,737) (461,436)
Amazon.com, Inc. * (206) (686,874)
AMC Entertainment Holdings, Inc.,
Class A * (11,763) (319,954)
Amedisys, Inc. * (119) (19,264)
American Airlines Group, Inc. * (35,978) (646,165)
American Express Co. (224) (36,646)
American International Group, Inc. (3,520) (200,147)
American Water Works Co., Inc. (2,320) (438,155)
Amphenol Corp., Class A (1,688) (147,632)
Aon plc, Class A (361) (108,502)
Aptiv plc * (3,494) (576,335)
Arrowhead Pharmaceuticals, Inc. * (2,574) (170,656)
Asana, Inc., Class A * (2,832) (211,126)
Atmos Energy Corp. (3,348) (350,770)
Avalara, Inc. * (310) (40,024)
Avis Budget Group, Inc. * (774) (160,504)
Axalta Coating Systems Ltd. * (463) (15,335)
Axon Enterprise, Inc. * (560) (87,920)
Baker Hughes Co. (9,255) (222,675)
Ball Corp. (3,815) (367,270)
Bank OZK (839) (39,039)
Bausch Health Cos., Inc. * (2,041) (56,376)
Beyond Meat, Inc. * (7,831) (510,268)
Bill.com Holdings, Inc. * (2,498) (622,377)
BioMarin Pharmaceutical, Inc. * (653) (57,693)
Block, Inc. * (1,099) (177,499)
Boeing Co. (The) * (3,125) (629,125)
Boston Beer Co., Inc. (The), Class
A * (427) (215,678)
Bright Horizons Family Solutions,
Inc. * (2,168) (272,908)
Brink's Co. (The) (1,739) (114,026)
Cadence Bank (734) (21,866)
INVESTMENTS SHARES VALUE ($)
United States - (41.0)% (continued)
Caesars Entertainment, Inc. * (840) (78,565)
Callaway Golf Co. * (2,361) (64,786)
Carnival Corp. * (26,047) (524,066)
Carvana Co. * (2,313) (536,130)
Catalent, Inc. * (657) (84,116)
CenterPoint Energy, Inc. (23,789) (663,951)
ChargePoint Holdings, Inc. * (2,757) (52,521)
Charter Communications, Inc.,
Class A * (334) (217,758)
Chegg, Inc. * (20,881) (641,047)
Chemours Co. (The) (1,839) (61,717)
Cheniere Energy, Inc. (458) (46,450)
Chewy, Inc., Class A * (4,056) (239,182)
Clarivate plc * (10,619) (249,759)
Cloudflare, Inc., Class A * (1,561) (205,272)
CommScope Holding Co., Inc. * (6,413) (70,800)
Compass Minerals International,
Inc. (441) (22,526)
Copart, Inc. * (183) (27,746)
Corning, Inc. (347) (12,919)
CoStar Group, Inc. * (180) (14,225)
Costco Wholesale Corp. (745) (422,937)
Coupa Software, Inc. * (1,735) (274,217)
Crocs, Inc. * (1,281) (164,250)
Crowdstrike Holdings, Inc., Class
A * (2,266) (463,964)
Danaher Corp. (2,266) (745,536)
Datadog, Inc., Class A * (1,200) (213,732)
Delta Air Lines, Inc. * (8,682) (339,293)
Dexcom, Inc. * (751) (403,249)
Discovery, Inc., Class A * (7,556) (177,868)
DocuSign, Inc. * (304) (46,302)
Dollar General Corp. (2,398) (565,520)
Dollar Tree, Inc. * (3,560) (500,251)
Dominion Energy, Inc. (6,756) (530,751)
DoorDash, Inc., Class A * (1,454) (216,501)
DraftKings, Inc., Class A * (13,227) (363,346)
Duke Energy Corp. (672) (70,493)
Dun & Bradstreet Holdings, Inc. * (17,793) (364,579)
Edison International (7,920) (540,540)
Elanco Animal Health, Inc. * (2,338) (66,352)
Elastic NV * (478) (58,837)
Eli Lilly & Co. (1,888) (521,503)
Encompass Health Corp. (240) (15,662)
Energizer Holdings, Inc. (951) (38,135)
Enphase Energy, Inc. * (2,967) (542,783)
Erie Indemnity Co., Class A (394) (75,908)
Essential Utilities, Inc. (2,876) (154,412)
Etsy, Inc. * (1,864) (408,104)
Everbridge, Inc. * (276) (18,583)
Eversource Energy (2,302) (209,436)
Exact Sciences Corp. * (3,875) (301,591)
Exelixis, Inc. * (2,452) (44,823)
Exxon Mobil Corp. (241) (14,747)
Fastly, Inc., Class A * (8,923) (316,320)
First Citizens BancShares, Inc.,
Class A (18) (14,937)
First Financial Bankshares, Inc. (307) (15,608)
First Horizon Corp. (6,050) (98,797)
First Republic Bank (451) (93,136)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - (41.0)% (continued)
FirstEnergy Corp. (8,163) (339,499)
Five9, Inc. * (1,588) (218,064)
Floor & Decor Holdings, Inc., Class
A * (374) (48,624)
Fluor Corp. * (3,227) (79,933)
Fox Factory Holding Corp. * (606) (103,081)
Freeport-McMoRan, Inc. (3,572) (149,060)
Freshpet, Inc. * (2,772) (264,088)
Frontdoor, Inc. * (1,125) (41,231)
GameStop Corp., Class A * (3,595) (533,462)
General Electric Co. (4,227) (399,325)
Globe Life, Inc. (321) (30,084)
Grocery Outlet Holding Corp. * (6,640) (187,779)
Guardant Health, Inc. * (6,552) (655,331)
Harley-Davidson, Inc. (640) (24,122)
HealthEquity, Inc. * (4,001) (177,004)
Howard Hughes Corp. (The) * (2,042) (207,835)
II-VI, Inc. * (161) (11,001)
Incyte Corp. * (177) (12,992)
Insulet Corp. * (824) (219,242)
International Flavors & Fragrances,
Inc. (443) (66,738)
Intuitive Surgical, Inc. * (728) (261,570)
Ionis Pharmaceuticals, Inc. * (11,090) (337,469)
Iovance Biotherapeutics, Inc. * (19,717) (376,398)
Iridium Communications, Inc. * (9,602) (396,467)
Jackson Financial, Inc., Class A (398) (16,648)
Kirby Corp. * (1,713) (101,786)
Kraft Heinz Co. (The) (399) (14,324)
Lamb Weston Holdings, Inc. (780) (49,436)
Las Vegas Sands Corp. * (793) (29,849)
Lemonade, Inc. * (3,434) (144,606)
LendingTree, Inc. * (4,912) (602,211)
LHC Group, Inc. * (100) (13,723)
Liberty Broadband Corp., Class C * (346) (55,741)
Lululemon Athletica, Inc. * (1,462) (572,300)
Lyft, Inc., Class A * (15,284) (653,085)
Madison Square Garden Sports
Corp. * (1,175) (204,133)
Mandiant Corp. * (2,846) (49,919)
MarketAxess Holdings, Inc. (138) (56,755)
Marsh & McLennan Cos., Inc. (864) (150,180)
Mercury Systems, Inc. * (509) (28,026)
MetLife, Inc. (1,576) (98,484)
Mirati Therapeutics, Inc. * (2,891) (424,081)
Moderna, Inc. * (233) (59,177)
MongoDB, Inc. * (553) (292,731)
MSCI, Inc. (59) (36,149)
Natera, Inc. * (2,840) (265,228)
National Fuel Gas Co. (246) (15,729)
Nektar Therapeutics * (13,417) (181,264)
Netflix, Inc. * (879) (529,545)
New Fortress Energy, Inc. (13,282) (320,627)
New Jersey Resources Corp. (740) (30,384)
New Relic, Inc. * (496) (54,540)
Newell Brands, Inc. (10,535) (230,084)
News Corp., Class A (1,011) (22,555)
NextEra Energy, Inc. (3,433) (320,505)
Nielsen Holdings plc (10,779) (221,077)
NIKE, Inc., Class B (4,426) (737,680)
INVESTMENTS SHARES VALUE ($)
United States - (41.0)% (continued)
NiSource, Inc. (23,900) (659,879)
Nordstrom, Inc. * (13,587) (307,338)
Norwegian Cruise Line Holdings
Ltd. * (30,262) (627,634)
NOV, Inc. (17,145) (232,315)
Novocure Ltd. * (2,733) (205,194)
Nutanix, Inc., Class A * (6,212) (197,914)
NVIDIA Corp. (1,543) (453,812)
Oak Street Health, Inc. * (2,857) (94,681)
Okta, Inc. * (1,052) (235,827)
Ollie's Bargain Outlet Holdings,
Inc. * (1,973) (100,998)
ONE Gas, Inc. (2,251) (174,655)
ONEOK, Inc. (2,381) (139,908)
PacWest Bancorp (6,826) (308,330)
Palantir Technologies, Inc., Class
A * (6,940) (126,377)
Peloton Interactive, Inc., Class A * (16,526) (590,970)
Penn National Gaming, Inc. * (455) (23,592)
Penumbra, Inc. * (183) (52,580)
Philip Morris International, Inc. (2,541) (241,395)
Pinterest, Inc., Class A * (435) (15,812)
Plug Power, Inc. * (18,109) (511,217)
Primerica, Inc. (98) (15,020)
Progyny, Inc. * (4,273) (215,146)
QuantumScape Corp. * (10,795) (239,541)
R1 RCM, Inc. * (5,072) (129,285)
Repligen Corp. * (601) (159,169)
RingCentral, Inc., Class A * (611) (114,471)
Rocket Cos., Inc., Class A (22,499) (314,986)
Roku, Inc. * (1,719) (392,276)
Royal Caribbean Cruises Ltd. * (7,948) (611,201)
Sabre Corp. * (36,542) (313,896)
Sage Therapeutics, Inc. * (4,639) (197,343)
Sailpoint Technologies Holdings,
Inc. * (1,169) (56,509)
Schlumberger NV (16,586) (496,751)
Seagen, Inc. * (1,645) (254,317)
Sempra Energy (287) (37,964)
Sherwin-Williams Co. (The) (536) (188,758)
Shift4 Payments, Inc., Class A * (625) (36,206)
Signature Bank (681) (220,283)
Sirius XM Holdings, Inc. (32,709) (207,702)
SiTime Corp. * (82) (23,988)
Six Flags Entertainment Corp. * (5,982) (254,714)
Smartsheet, Inc., Class A * (394) (30,515)
Snap, Inc., Class A * (12,139) (570,897)
Snowflake, Inc., Class A * (483) (163,616)
SolarEdge Technologies, Inc. * (928) (260,369)
Southwest Airlines Co. * (1,416) (60,661)
Spire, Inc. (543) (35,414)
Spirit AeroSystems Holdings, Inc.,
Class A (5,191) (223,680)
Splunk, Inc. * (645) (74,639)
STAAR Surgical Co. * (1,156) (105,543)
Sunrun, Inc. * (14,768) (506,542)
SVB Financial Group * (114) (77,319)
Sysco Corp. (1,029) (80,828)
Tandem Diabetes Care, Inc. * (407) (61,262)
Targa Resources Corp. (4,082) (213,244)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - (41.0)% (continued)
Teladoc Health, Inc. * (2,244) (206,044)
Tempur Sealy International, Inc. (1,006) (47,312)
Tenaris SA (2) (21,548) (224,897)
Tesla, Inc. * (583) (616,103)
Texas Capital Bancshares, Inc. * (1,542) (92,906)
T-Mobile US, Inc. * (5,739) (665,609)
Trade Desk, Inc. (The), Class A * (1,381) (126,555)
Trimble, Inc. * (641) (55,889)
TripAdvisor, Inc. * (4,417) (120,407)
Twilio, Inc., Class A * (1,778) (468,219)
Twitter, Inc. * (6,706) (289,833)
Uber Technologies, Inc. * (15,432) (647,064)
Ultragenyx Pharmaceutical, Inc. * (4,204) (353,514)
Umpqua Holdings Corp. (5,586) (107,475)
United Airlines Holdings, Inc. * (14,521) (635,729)
United Parcel Service, Inc., Class B (709) (151,967)
Unity Software, Inc. * (663) (94,802)
Univar Solutions, Inc. * (7,713) (218,664)
Upstart Holdings, Inc. * (2,859) (432,567)
Veeva Systems, Inc., Class A * (98) (25,037)
ViacomCBS, Inc., Class B (4,496) (135,689)
Vimeo, Inc. * (9,024) (162,071)
Virgin Galactic Holdings, Inc. * (32,583) (435,961)
Visteon Corp. * (1,652) (183,603)
Vroom, Inc. * (24,577) (265,186)
Walt Disney Co. (The) * (557) (86,274)
Wayfair, Inc., Class A * (1,491) (283,245)
WEC Energy Group, Inc. (642) (62,319)
West Pharmaceutical Services, Inc. (268) (125,695)
Westinghouse Air Brake
Technologies Corp. (909) (83,728)
Williams Cos., Inc. (The) (8,292) (215,924)
Willis Towers Watson plc (432) (102,596)
Wolfspeed, Inc. * (770) (86,063)
WW International, Inc. * (10,922) (176,172)
Wynn Resorts Ltd. * (3,795) (322,727)
Xcel Energy, Inc. (662) (44,817)
Zendesk, Inc. * (134) (13,975)
Zoom Video Communications, Inc.,
Class A * (66) (12,138)
ZoomInfo Technologies, Inc. * (1,397) (89,687)
Zscaler, Inc. * (855) (274,737)
(55,939,681)
—
Zambia - (0.2)%
First Quantum Minerals Ltd. (11,950) (285,961)
TOTAL COMMON STOCKS
(Proceeds $(127,881,259)) (107,014,505)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0% (c)
Canada - 0.0% (c)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (5,067)
TOTAL SHORT POSITIONS
(Proceeds $(127,881,259)) (107,019,572)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.0%
(Cost $60,350,182) 116,321,216
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.0% (i) 20,430,924
NET ASSETS - 100.0% 136,752,140
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (3,888,219) (2.8) %
Consumer Discretionary (889,601) (0.7)
Consumer Staples (940,810) (0.7)
Energy 4,249,483 3.1
Financials 10,126,666 7.4
Health Care (4,740,710) (3.5)
Industrials 3,993,925 2.9
Information Technology (4,652,084) (3.4)
Materials 4,950,441 3.6
Real Estate (247,298) (0.2)
Utilities (585,430) (0.4)
Short-Term Investments 108,944,853 79.7
Total Investments In Securities
At Value 116,321,216 85.0
Other Assets in Excess of
Liabilities (i ) 20,430,924 15.0
Net Assets
$ 136,752,140 100.0%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $92,865,078. In addition,
$6,294,688 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $(3,680,769), which represents approximately (2.69)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $18,140,992.
(e) Represents 7-day effective yield as of December 31, 2021.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of December 31, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 1.50% Qtrly 3/07/2024 AUD 9,100,000 $ 57,327 $ 1,492 $ 58,819
Pay 3M BBR Qtrly 1.50% Qtrly 6/13/2024 AUD 23,000,000 43,254 22,146 65,400
Receive 1D SONIA Annual 0.75% Annual 6/15/2032 GBP 7,300,000 61,689 143,675 205,364
Receive 3M BA Qtrly 2.00% Semi 3/15/2032 CAD 300,000 198 (122) 76
Receive 3M BA Qtrly 1.75% Semi 6/14/2032 CAD 1,600,000 35,291 (1,094) 34,197
Receive 3M LIBOR Qtrly 1.50% Semi 6/15/2032 USD 600,000 18,170 (9,602) 8,568
Receive 6M BBR Semi 2.00% Semi 3/11/2032 AUD 6,900,000 (59,005) 74,974 15,969
Receive 6M BBR Semi 2.00% Semi 6/10/2032 AUD 3,800,000 9,574 14,182 23,756
Receive 6M EURIBOR Semi 0.25% Annual 3/16/2032 EUR 7,400,000 (63,593) 128,897 65,304
Receive 6M EURIBOR Semi 0.00% Annual 6/15/2032 EUR 2,500,000 58,284 45,264 103,548
161,189 419,812 581,001
Pay 1D SONIA Annual 0.50% Annual 6/17/2024 GBP 35,300,000 (508,451) (132,093) (640,544)
Pay 1D TONAR Annual 0.00% Annual 3/16/2032 JPY 3,600,200,000 (316,709) 61,051 (255,658)
Pay 1D TONAR Annual 0.00% Annual 6/15/2032 JPY 567,400,000 (33,867) (10,713) (44,580)
Pay 3M BA Qtrly 1.00% Semi 3/14/2024 CAD 1,100,000 (11,809) (560) (12,369)
Pay 3M BA Qtrly 1.25% Semi 6/13/2024 CAD 7,700,000 (74,569) (1,861) (76,430)
Pay 3M BBR Qtrly 0.50% Qtrly 3/07/2024 AUD 22,500,000 (106,745) (71,807) (178,552)
Pay 3M LIBOR Qtrly 0.50% Semi 3/18/2024 USD 22,200,000 (152,421) (101,676) (254,097)
Pay 3M LIBOR Qtrly 0.50% Semi 6/17/2024 USD 2,600,000 (39,302) 1,337 (37,965)
Pay 6M EURIBOR Semi 0.50% Annual 3/18/2024 EUR 36,500,000 (217,643) (4,786) (222,429)
Pay 6M EURIBOR Semi 0.50% Annual 6/17/2024 EUR 12,700,000 (72,507) (29,853) (102,360)
Receive 1D TONAR Annual 0.00% Annual 3/18/2024 JPY 17,768,100,000 (63,280) (42,409) (105,689)
Receive 1D TONAR Annual 0.00% Annual 6/17/2024 JPY 2,856,100,000 (17,079) 1,148 (15,931)
Receive 3M LIBOR Qtrly 1.75% Semi 3/16/2032 USD 4,700,000 (160,064) 99,231 (60,833)
Receive 6M BBR Semi 2.50% Semi 6/10/2032 AUD 1,000,000 (18,052) (9,170) (27,222)
(1,792,498) (242,161) (2,034,659)
$ (1,631,309) $ 177,651 $ (1,453,658)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
(a) Floating rate indices at December 31, 2021 were as follows:
1 Day Sterling Overnight Index Average (''SONIA''): 0.19%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.07%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.52%
3 Month London Interbank Offered Rate (''LIBOR''): 0.21%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.21%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.55%
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/17/2022 ZAR 251,900 $ 178
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 02/16/2022 BRL (2,645,375) 12,480
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/10/2022 KRW 591,375,000 5,632
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/18/2022 CHF 16,253,460 422,026
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 03/16/2022 CAD 1,509,057 10,049
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.01%)
Increases in
total return of
reference entity
Monthly BANA 03/16/2022 EUR 515,158 13,813
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 03/16/2022 MXN 5,182,836 11,441

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.00%) Monthly BANA 03/16/2022 EUR (257,890) $ 755
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.09%)
Increases in
total return of
reference entity
Monthly BANA 03/16/2022 CHF 3,127,100 42,807
519,181
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (1,172,550) (2,137)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (18,187,400) (30,811)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 01/28/2022 HKD (10,747,100) (19,045)
Tel Aviv Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/26/2022 ILS (2,373,672) (6,836)
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 03/18/2022 PLN (410,220) (2,315)
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.35%) Monthly BANA 03/16/2022 HKD (1,766,164) (3,864)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.00%) Monthly BANA 03/16/2022 SGD (190,804) (419)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.08%) Monthly BANA 03/16/2022 EUR (4,250,125) (145,926)
(211,353)
$ 307,828

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 61 1/2022 USD $ 4,744,580 $ 205,404
CAC 40 10 Euro Index 31 1/2022 EUR 2,521,015 62,699
LME Aluminum Base Metal 1 1/2022 USD 70,105 (8,540)
LME Aluminum Base Metal 1 1/2022 USD 70,071 2,233
LME Aluminum Base Metal 2 1/2022 USD 140,300 (5,946)
LME Copper Base Metal 1 1/2022 USD 243,688 (13,086)
LME Copper Base Metal 1 1/2022 USD 243,529 (4,920)
LME Copper Base Metal 1 1/2022 USD 243,538 (7,890)
LME Copper Base Metal 1 1/2022 USD 243,563 10,908
LME Copper Base Metal 3 1/2022 USD 731,044 (17,609)
LME Nickel Base Metal 1 1/2022 USD 124,188 15,586
LME Nickel Base Metal 1 1/2022 USD 125,247 4,487
LME Nickel Base Metal 1 1/2022 USD 125,283 11,970
LME Nickel Base Metal 1 1/2022 USD 125,265 9,866
LME Nickel Base Metal 1 1/2022 USD 125,121 5,061
LME Nickel Base Metal 1 1/2022 USD 125,253 9,060
LME Zinc Base Metal 1 1/2022 USD 89,725 9,935
LME Zinc Base Metal 1 1/2022 USD 89,550 (5,078)
LME Zinc Base Metal 1 1/2022 USD 89,744 13,528
LME Zinc Base Metal 1 1/2022 USD 89,469 966
LME Zinc Base Metal 1 1/2022 USD 89,348 3,034
NY Harbor ULSD 1 1/2022 USD 97,663 3,401
RBOB Gasoline 12 1/2022 USD 1,121,198 45,081
SGX FTSE Taiwan Index 42 1/2022 USD 2,693,880 14,282
WTI Crude Oil 51 1/2022 USD 3,835,710 168,233
Lean Hogs 4 2/2022 USD 130,360 513
LME Aluminum Base Metal 1 2/2022 USD 70,138 4,435
LME Aluminum Base Metal 1 2/2022 USD 70,119 1,766
LME Aluminum Base Metal 1 2/2022 USD 70,106 4,984
LME Aluminum Base Metal 1 2/2022 USD 70,111 4,200
LME Copper Base Metal 1 2/2022 USD 243,497 2,730
LME Copper Base Metal 1 2/2022 USD 243,500 5,700
LME Copper Base Metal 1 2/2022 USD 243,288 2,266
LME Copper Base Metal 1 2/2022 USD 243,288 (1,465)
LME Copper Base Metal 1 2/2022 USD 243,388 7,810
LME Copper Base Metal 1 2/2022 USD 243,288 9,691
LME Copper Base Metal 1 2/2022 USD 243,500 2,981
LME Copper Base Metal 1 2/2022 USD 243,488 2,354
LME Copper Base Metal 2 2/2022 USD 486,575 6,940
LME Nickel Base Metal 1 2/2022 USD 125,001 7,970
LME Zinc Base Metal 1 2/2022 USD 89,074 8,096
LME Zinc Base Metal 1 2/2022 USD 88,900 9,928
LME Zinc Base Metal 1 2/2022 USD 89,131 9,374
Low Sulphur Gasoil 2 2/2022 USD 133,250 3,529
3 Month Canadian Bankers Acceptance 7 3/2022 CAD 1,371,971 1,224
3 Month Euro Euribor 23 3/2022 EUR 6,582,053 989
ASX 90 Day Bank Accepted Bill 38 3/2022 AUD 27,637,359 1,145
Australia 10 Year Bond 182 3/2022 AUD 18,427,717 (41,700)
Canada 10 Year Bond 112 3/2022 CAD 12,619,756 266,731
Coffee 'C' 9 3/2022 USD 763,088 (16,436)
Copper 2 3/2022 USD 223,175 1,077
Corn 44 3/2022 USD 1,305,150 (20,387)
Cotton No. 2 12 3/2022 USD 675,600 27,800

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
DAX Index 1 3/2022 EUR $ 451,301 $ (1,008)
EURO STOXX 50 Index 12 3/2022 EUR 585,758 18,767
FTSE 100 Index 19 3/2022 GBP 1,883,546 26,527
FTSE/JSE Top 40 Index 37 3/2022 ZAR 1,555,509 24,326
FTSE/MIB Index 44 3/2022 EUR 6,824,807 156,695
Japan 10 Year Bond 72 3/2022 JPY 94,908,806 (200,674)
KC HRW Wheat 10 3/2022 USD 400,750 (6,973)
KOSPI 200 Index 51 3/2022 KRW 4,228,549 32,259
LME Aluminum Base Metal 1 3/2022 USD 70,144 3,741
LME Aluminum Base Metal 1 3/2022 USD 70,181 4,978
LME Aluminum Base Metal 1 3/2022 USD 70,213 5,535
LME Aluminum Base Metal 1 3/2022 USD 70,225 4,272
LME Aluminum Base Metal 1 3/2022 USD 70,156 4,478
LME Aluminum Base Metal 1 3/2022 USD 70,158 (604)
LME Aluminum Base Metal 1 3/2022 USD 70,188 (435)
LME Aluminum Base Metal 2 3/2022 USD 140,425 (441)
LME Aluminum Base Metal 5 3/2022 USD 351,000 3,036
LME Copper Base Metal 1 3/2022 USD 243,288 4,260
LME Copper Base Metal 1 3/2022 USD 243,025 1,772
LME Copper Base Metal 1 3/2022 USD 243,288 6,256
LME Copper Base Metal 2 3/2022 USD 486,575 12,923
LME Copper Base Metal 3 3/2022 USD 729,863 16,177
LME Copper Base Metal 4 3/2022 USD 973,150 30,623
LME Copper Base Metal 14 3/2022 USD 3,406,025 73,969
LME Nickel Base Metal 1 3/2022 USD 124,653 5,790
LME Nickel Base Metal 1 3/2022 USD 124,542 3,519
LME Nickel Base Metal 1 3/2022 USD 124,758 4,998
LME Nickel Base Metal 7 3/2022 USD 873,327 21,726
LME Zinc Base Metal 1 3/2022 USD 88,700 5,745
LME Zinc Base Metal 1 3/2022 USD 88,400 875
LME Zinc Base Metal 1 3/2022 USD 88,513 1,678
LME Zinc Base Metal 6 3/2022 USD 532,200 28,064
MEX BOLSA Index 6 3/2022 MXN 157,540 7,073
S&P/TSX 60 Index 12 3/2022 CAD 2,430,262 43,448
Soybean Meal 2 3/2022 USD 79,820 (1,778)
SPI 200 Index 9 3/2022 AUD 1,202,695 10,922
U.S. Treasury 10 Year Note 91 3/2022 USD 11,859,859 4,950
Wheat 3 3/2022 USD 115,613 (2,615)
3 Month Canadian Bankers Acceptance 14 6/2022 CAD 2,732,598 3,362
3 Month Euro Euribor 114 6/2022 EUR 32,611,109 7,057
ASX 90 Day Bank Accepted Bill 201 6/2022 AUD 146,093,458 (194)
3 Month Canadian Bankers Acceptance 25 9/2022 CAD 4,863,582 (6,130)
3 Month Euro Euribor 104 9/2022 EUR 29,722,364 (5,607)
3 Month SARON 1 9/2022 CHF 276,202 (122)
ASX 90 Day Bank Accepted Bill 199 9/2022 AUD 144,529,424 8,952
3 Month Canadian Bankers Acceptance 22 12/2022 CAD 4,271,473 4,614
3 Month Euro Euribor 55 12/2022 EUR 15,702,904 (7,460)
ASX 90 Day Bank Accepted Bill 178 12/2022 AUD 129,185,361 9,627
1,215,863
Short Contracts
Amsterdam Exchange Index (17) 1/2022 EUR (3,087,778) (17,200)
FTSE Bursa Malaysia KLCI Index (1) 1/2022 MYR (18,705) (232)
Hang Seng Index (58) 1/2022 HKD (8,721,701) (107,874)
HSCEI (25) 1/2022 HKD (1,325,256) (16,425)
IBEX 35 Index (1) 1/2022 EUR (98,872) (4,330)
LME Aluminum Base Metal (1) 1/2022 USD (70,105) 8,609

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 1/2022 USD $ (70,071) $ (3,073)
LME Aluminum Base Metal (2) 1/2022 USD (140,300) 5,848
LME Copper Base Metal (1) 1/2022 USD (243,538) 6,947
LME Copper Base Metal (1) 1/2022 USD (243,563) (10,649)
LME Copper Base Metal (1) 1/2022 USD (243,529) 5,381
LME Copper Base Metal (1) 1/2022 USD (243,688) 14,010
LME Copper Base Metal (3) 1/2022 USD (731,044) 13,023
LME Nickel Base Metal (1) 1/2022 USD (125,247) (4,830)
LME Nickel Base Metal (1) 1/2022 USD (125,253) (9,686)
LME Nickel Base Metal (1) 1/2022 USD (124,188) (16,034)
LME Nickel Base Metal (1) 1/2022 USD (125,283) (11,725)
LME Nickel Base Metal (1) 1/2022 USD (125,265) (9,888)
LME Nickel Base Metal (1) 1/2022 USD (125,121) (4,491)
LME Zinc Base Metal (1) 1/2022 USD (89,469) (471)
LME Zinc Base Metal (1) 1/2022 USD (89,550) 4,068
LME Zinc Base Metal (1) 1/2022 USD (89,744) (13,941)
LME Zinc Base Metal (1) 1/2022 USD (89,725) (10,027)
LME Zinc Base Metal (1) 1/2022 USD (89,348) (2,975)
MSCI Singapore Index (61) 1/2022 SGD (1,539,711) (10,286)
Natural Gas (12) 1/2022 USD (447,600) 11,290
OMXS30 Index (21) 1/2022 SEK (562,230) (26,113)
SGX FTSE China A50 Index (5) 1/2022 USD (78,495) 774
SGX NIFTY 50 Index (40) 1/2022 USD (1,395,160) (18,396)
100 oz Gold (79) 2/2022 USD (14,445,940) (32,807)
Live Cattle (8) 2/2022 USD (447,040) (9,193)
LME Aluminum Base Metal (1) 2/2022 USD (70,111) (4,364)
LME Aluminum Base Metal (1) 2/2022 USD (70,119) (1,938)
LME Aluminum Base Metal (1) 2/2022 USD (70,138) (4,355)
LME Aluminum Base Metal (1) 2/2022 USD (70,106) (5,118)
LME Copper Base Metal (1) 2/2022 USD (243,288) (1,490)
LME Copper Base Metal (1) 2/2022 USD (243,488) (2,240)
LME Copper Base Metal (1) 2/2022 USD (243,500) (3,003)
LME Copper Base Metal (1) 2/2022 USD (243,288) 1,204
LME Copper Base Metal (1) 2/2022 USD (243,388) (6,807)
LME Copper Base Metal (1) 2/2022 USD (243,288) (9,583)
LME Copper Base Metal (1) 2/2022 USD (243,497) (1,850)
LME Copper Base Metal (1) 2/2022 USD (243,500) (7,003)
LME Copper Base Metal (2) 2/2022 USD (486,575) (7,980)
LME Nickel Base Metal (1) 2/2022 USD (125,001) (7,134)
LME Zinc Base Metal (1) 2/2022 USD (89,131) (8,484)
LME Zinc Base Metal (1) 2/2022 USD (88,900) (9,752)
LME Zinc Base Metal (1) 2/2022 USD (89,074) (8,176)
Sugar No. 11 (10) 2/2022 USD (211,456) 610
3 Month Eurodollar (4) 3/2022 USD (996,500) 896
Australia 3 Year Bond (74) 3/2022 AUD (6,145,694) (413)
Cocoa (9) 3/2022 GBP (207,215) (2,932)
Cocoa (16) 3/2022 USD (403,200) (17,547)
DJIA CBOT E-Mini Index (1) 3/2022 USD (181,130) (3,952)
Euro-Bobl (10) 3/2022 EUR (1,517,279) 2,997
Euro-BTP (38) 3/2022 EUR (6,357,930) 70,006
Euro-Bund (79) 3/2022 EUR (15,421,370) 148,468
Euro-Buxl (1) 3/2022 EUR (235,465) 3,387
Euro-OAT (23) 3/2022 EUR (4,273,735) 30,217
Euro-Schatz (12) 3/2022 EUR (1,530,554) 289
LME Aluminum Base Metal (1) 3/2022 USD (70,188) 309
LME Aluminum Base Metal (1) 3/2022 USD (70,158) 90

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 3/2022 USD $ (70,156) $ (4,322)
LME Aluminum Base Metal (1) 3/2022 USD (70,213) (5,385)
LME Aluminum Base Metal (1) 3/2022 USD (70,225) (3,976)
LME Aluminum Base Metal (1) 3/2022 USD (70,144) (4,102)
LME Aluminum Base Metal (1) 3/2022 USD (70,181) (5,352)
LME Aluminum Base Metal (2) 3/2022 USD (140,425) 170
LME Aluminum Base Metal (7) 3/2022 USD (491,400) (29,442)
LME Copper Base Metal (1) 3/2022 USD (243,288) (4,339)
LME Copper Base Metal (1) 3/2022 USD (243,025) (1,778)
LME Copper Base Metal (1) 3/2022 USD (243,288) (4,940)
LME Copper Base Metal (2) 3/2022 USD (486,575) (13,280)
LME Copper Base Metal (3) 3/2022 USD (729,863) (11,370)
LME Copper Base Metal (4) 3/2022 USD (973,150) (31,679)
LME Copper Base Metal (8) 3/2022 USD (1,946,300) (32,337)
LME Nickel Base Metal (1) 3/2022 USD (124,542) (3,945)
LME Nickel Base Metal (1) 3/2022 USD (124,758) (4,611)
LME Nickel Base Metal (1) 3/2022 USD (124,761) (5,832)
LME Nickel Base Metal (1) 3/2022 USD (124,653) (6,270)
LME Zinc Base Metal (1) 3/2022 USD (88,700) (5,353)
LME Zinc Base Metal (1) 3/2022 USD (88,400) (478)
LME Zinc Base Metal (1) 3/2022 USD (88,700) (1,678)
LME Zinc Base Metal (1) 3/2022 USD (88,513) (502)
Long Gilt (261) 3/2022 GBP (44,134,839) (2,501)
MSCI Emerging Markets E-Mini Index (16) 3/2022 USD (981,040) (11,909)
Russell 2000 E-Mini Index (1) 3/2022 USD (112,140) (5,130)
S&P 500 E-Mini Index (43) 3/2022 USD (10,230,775) (155,452)
SET50 Index (57) 3/2022 THB (336,762) (3,729)
Silver (9) 3/2022 USD (1,050,840) (34,497)
Soybean (76) 3/2022 USD (5,089,150) (184,252)
Soybean Oil (2) 3/2022 USD (67,836) 788
TOPIX Index (29) 3/2022 JPY (5,021,994) (43,208)
U.S. Treasury 2 Year Note (193) 3/2022 USD (42,099,633) 42,332
U.S. Treasury 5 Year Note (90) 3/2022 USD (10,880,156) (30,156)
U.S. Treasury Long Bond (4) 3/2022 USD (639,750) (2,602)
U.S. Treasury Ultra Bond (3) 3/2022 USD (588,375) (6,222)
Platinum (1) 4/2022 USD (48,310) (102)
3 Month Eurodollar (49) 6/2022 USD (12,176,500) 30,622
3 Month SONIA (30) 6/2022 GBP (10,090,208) 14,883
3 Month Eurodollar (43) 9/2022 USD (10,662,388) 16,842
3 Month SONIA (177) 9/2022 GBP (59,358,531) 75,138
3 Month Eurodollar (50) 12/2022 USD (12,367,500) 4,706
3 Month SARON (2) 12/2022 CHF (552,102) (36)
3 Month SONIA (176) 12/2022 GBP (58,907,037) 85,360
3 Month Euro Euribor (24) 3/2023 EUR (6,842,954) 1,872
3 Month Eurodollar (36) 3/2023 USD (8,889,300) 29,340
3 Month SARON (1) 3/2023 CHF (275,900) (33)
3 Month SONIA (156) 3/2023 GBP (52,168,186) 62,229
3 Month Euro Euribor (37) 6/2023 EUR (10,537,970) 5,719
3 Month Eurodollar (33) 6/2023 USD (8,134,913) 11,485
3 Month SONIA (6) 6/2023 GBP (2,005,352) 2,527
3 Month Euro Euribor (36) 9/2023 EUR (10,245,475) 6,630
3 Month Eurodollar (33) 9/2023 USD (8,123,363) 3,245
3 Month SONIA (7) 9/2023 GBP (2,338,393) 2,947
3 Month Euro Euribor (22) 12/2023 EUR (6,257,367) 4,700
3 Month Eurodollar (37) 12/2023 USD (9,100,613) (2,763)
3 Month SONIA (6) 12/2023 GBP (2,003,728) 1,934

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (5) 3/2024 GBP $ (1,669,689) $ 1,227
(385,211)
$ 830,652
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 9,357,628 USD 6,712,073 CITI 3/16/2022 $ 97,293
AUD 9,357,622 USD 6,712,077 JPMC 3/16/2022 97,283
BRL 17,598,500 USD 3,068,374 CITI
**
3/16/2022 36,726
BRL 17,598,500 USD 3,068,378 JPMC
**
3/16/2022 36,721
CAD 4,667,500 USD 3,653,914 CITI 3/16/2022 35,420
CAD 4,667,500 USD 3,654,402 JPMC 3/16/2022 34,934
CHF 1,683,004 USD 1,827,403 CITI 3/16/2022 23,020
CHF 1,682,996 USD 1,827,397 JPMC 3/16/2022 23,019
CNY 16,332,127 USD 2,540,295 CITI
**
3/16/2022 16,909
CNY 16,332,123 USD 2,540,297 JPMC
**
3/16/2022 16,905
DKK 1,212,500 USD 184,408 CITI 3/16/2022 1,491
DKK 1,212,500 USD 184,408 JPMC 3/16/2022 1,491
EUR 12,888,003 USD 14,574,190 CITI 3/16/2022 120,136
EUR 12,887,997 USD 14,574,202 JPMC 3/16/2022 120,118
GBP 1,717,500 USD 2,289,279 CITI 3/16/2022 34,717
GBP 1,717,500 USD 2,289,282 JPMC 3/16/2022 34,715
HUF 242,783,001 USD 733,098 CITI 3/16/2022 9,831
HUF 242,782,999 USD 733,099 JPMC 3/16/2022 9,830
IDR 4,557,749,500 USD 315,000 CITI
**
3/16/2022 3,007
IDR 4,557,749,500 USD 315,000 JPMC
**
3/16/2022 3,007
ILS 1,984,000 USD 631,362 CITI 3/16/2022 7,172
ILS 1,984,000 USD 631,362 JPMC 3/16/2022 7,171
INR 170,448,504 USD 2,255,043 CITI
**
3/16/2022 13,614
INR 170,448,496 USD 2,255,045 JPMC
**
3/16/2022 13,608
JPY 600,246,501 USD 5,220,142 CITI 3/16/2022 1,121
JPY 600,246,500 USD 5,220,149 JPMC 3/16/2022 1,115
KRW 3,500 USD 3 CITI
**
3/16/2022 –
KRW 3,500 USD 3 JPMC
**
3/16/2022 –
MXN 73,064,505 USD 3,387,876 CITI 3/16/2022 136,238
MXN 73,064,495 USD 3,387,880 JPMC 3/16/2022 136,236
NOK 23,274,000 USD 2,580,215 CITI 3/16/2022 59,118
NOK 23,274,000 USD 2,580,218 JPMC 3/16/2022 59,116
NZD 4,308,000 USD 2,928,065 CITI 3/16/2022 19,149
NZD 4,308,000 USD 2,928,069 JPMC 3/16/2022 19,145
PLN 5,814,501 USD 1,409,739 CITI 3/16/2022 25,733
PLN 5,814,499 USD 1,409,741 JPMC 3/16/2022 25,732
SEK 31,745,886 USD 3,501,190 CITI 3/16/2022 14,045
SEK 31,745,878 USD 3,501,194 JPMC 3/16/2022 14,041
SGD 3,003,500 USD 2,212,338 CITI 3/16/2022 15,608
SGD 3,003,500 USD 2,212,340 JPMC 3/16/2022 15,605
TWD 5,150,750 USD 186,605 CITI
**
3/16/2022 188
TWD 5,531,996 USD 200,436 JPMC
**
3/16/2022 182
USD 255,841 AUD 351,500 CITI 3/16/2022 61
USD 255,841 AUD 351,500 JPMC 3/16/2022 61

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 165,960 CLP 141,358,001 CITI
**
3/16/2022 $ 1,839
USD 165,959 CLP 141,357,999 JPMC
**
3/16/2022 1,839
USD 2,036 CNY 13,000 CITI
**
3/16/2022 –
USD 2,036 CNY 13,000 JPMC
**
3/16/2022 –
USD 163,401 COP 654,194,000 CITI
**
3/16/2022 3,775
USD 163,400 COP 654,194,000 JPMC
**
3/16/2022 3,774
USD 72,810 HUF 23,501,500 CITI 3/16/2022 894
USD 72,810 HUF 23,501,500 JPMC 3/16/2022 894
USD 2 IDR 24,000 CITI
**
3/16/2022 –
USD 2 IDR 24,000 JPMC
**
3/16/2022 –
USD 2,346,534 ILS 7,246,500 CITI 3/16/2022 14,309
USD 2,346,531 ILS 7,246,500 JPMC 3/16/2022 14,306
USD 6,026,816 JPY 687,413,252 CITI 3/16/2022 47,331
USD 6,026,809 JPY 687,413,252 JPMC 3/16/2022 47,322
USD 5,107,330 KRW 6,057,437,000 CITI
**
3/16/2022 22,045
USD 5,107,323 KRW 6,057,437,000 JPMC
**
3/16/2022 22,038
USD 1,765 NOK 15,500 CITI 3/16/2022 7
USD 1,765 NOK 15,500 JPMC 3/16/2022 7
USD 791,277 NZD 1,135,000 CITI 3/16/2022 14,796
USD 791,276 NZD 1,135,000 JPMC 3/16/2022 14,794
USD 381,032 PHP 19,358,503 CITI
**
3/16/2022 6,517
USD 381,032 PHP 19,358,497 JPMC
**
3/16/2022 6,516
USD 1,953,820 SEK 17,469,253 CITI 3/16/2022 19,441
USD 1,953,817 SEK 17,469,247 JPMC 3/16/2022 19,437
USD 187,328 TWD 5,154,500 CITI
**
3/16/2022 399
USD 187,328 TWD 5,154,500 JPMC
**
3/16/2022 399
USD 476,486 ZAR 7,613,000 CITI 3/16/2022 3,495
USD 476,485 ZAR 7,613,000 JPMC 3/16/2022 3,494
ZAR 30,643,332 USD 1,889,013 CITI 3/16/2022 14,840
ZAR 30,643,332 USD 1,889,016 JPMC 3/16/2022 14,836
Total unrealized appreciation 1,639,976
AUD 2,652,875 USD 1,930,734 CITI 3/16/2022 (287)
AUD 2,652,875 USD 1,930,736 JPMC 3/16/2022 (290)
CAD 117,500 USD 92,969 CITI 3/16/2022 (93)
CAD 117,500 USD 92,969 JPMC 3/16/2022 (93)
CLP 129,079,504 USD 154,961 CITI
**
3/16/2022 (5,095)
CLP 129,079,496 USD 154,961 JPMC
**
3/16/2022 (5,095)
COP 628,025,500 USD 157,032 CITI
**
3/16/2022 (3,791)
COP 628,025,500 USD 157,033 JPMC
**
3/16/2022 (3,792)
ILS 1,791,500 USD 579,268 CITI 3/16/2022 (2,688)
ILS 1,791,500 USD 579,269 JPMC 3/16/2022 (2,690)
INR 11,894,000 USD 158,810 CITI
**
3/16/2022 (502)
INR 11,894,000 USD 158,810 JPMC
**
3/16/2022 (502)
JPY 692,277,000 USD 6,071,014 CITI 3/16/2022 (49,219)
JPY 692,276,999 USD 6,071,021 JPMC 3/16/2022 (49,228)
KRW 1,322,391,500 USD 1,119,056 CITI
**
3/16/2022 (8,895)
KRW 1,322,391,500 USD 1,119,057 JPMC
**
3/16/2022 (8,896)
MXN 522,500 USD 25,331 CITI 3/16/2022 (129)
MXN 522,500 USD 25,331 JPMC 3/16/2022 (129)
NZD 1,024,000 USD 714,370 CITI 3/16/2022 (13,825)
NZD 1,024,000 USD 714,370 JPMC 3/16/2022 (13,826)
PHP 8,404,500 USD 167,267 CITI
**
3/16/2022 (4,671)
PHP 8,404,500 USD 167,268 JPMC
**
3/16/2022 (4,671)
SEK 22,514,620 USD 2,507,880 CITI 3/16/2022 (14,826)
SEK 22,514,616 USD 2,507,883 JPMC 3/16/2022 (14,829)
TWD 14,578,254 USD 530,355 CITI
**
3/16/2022 (1,673)
TWD 14,197,000 USD 516,525 JPMC
**
3/16/2022 (1,668)
USD 3,438,263 AUD 4,818,500 CITI 3/16/2022 (68,066)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,438,259 AUD 4,818,500 JPMC 3/16/2022 $ (68,071)
USD 1,586,071 BRL 9,151,503 CITI
**
3/16/2022 (28,630)
USD 1,586,068 BRL 9,151,497 JPMC
**
3/16/2022 (28,632)
USD 1,634,746 CAD 2,080,504 CITI 3/16/2022 (9,749)
USD 1,634,738 CAD 2,080,496 JPMC 3/16/2022 (9,751)
USD 11,297,406 CHF 10,411,002 CITI 3/16/2022 (149,253)
USD 11,297,387 CHF 10,410,998 JPMC 3/16/2022 (149,267)
USD 74,280 CLP 64,430,003 CITI
**
3/16/2022 (525)
USD 74,279 CLP 64,429,997 JPMC
**
3/16/2022 (525)
USD 198,465 CNY 1,273,500 CITI
**
3/16/2022 (933)
USD 198,465 CNY 1,273,500 JPMC
**
3/16/2022 (934)
USD 24,111 DKK 158,500 CITI 3/16/2022 (190)
USD 24,111 DKK 158,500 JPMC 3/16/2022 (191)
USD 18,597,695 EUR 16,423,005 CITI 3/16/2022 (127,082)
USD 18,597,661 EUR 16,422,995 JPMC 3/16/2022 (127,105)
USD 11,840,655 GBP 8,865,505 CITI 3/16/2022 (155,500)
USD 11,841,622 GBP 8,865,495 JPMC 3/16/2022 (154,519)
USD 92,358 HUF 30,501,000 CITI 3/16/2022 (976)
USD 92,358 HUF 30,501,000 JPMC 3/16/2022 (976)
USD 244,424 IDR 3,546,764,500 CITI
**
3/16/2022 (3,044)
USD 244,430 IDR 3,546,764,500 JPMC
**
3/16/2022 (3,038)
USD 502,371 ILS 1,568,500 CITI 3/16/2022 (2,437)
USD 502,370 ILS 1,568,500 JPMC 3/16/2022 (2,438)
USD 1,431,207 INR 109,392,504 CITI
**
3/16/2022 (24,798)
USD 1,431,205 INR 109,392,496 JPMC
**
3/16/2022 (24,800)
USD 2,153,511 JPY 247,645,252 CITI 3/16/2022 (639)
USD 2,153,509 JPY 247,645,252 JPMC 3/16/2022 (641)
USD 455,425 KRW 543,910,500 CITI
**
3/16/2022 (1,194)
USD 455,425 KRW 543,910,500 JPMC
**
3/16/2022 (1,194)
USD 1,029,877 MXN 22,299,000 CITI 3/16/2022 (45,669)
USD 1,029,876 MXN 22,299,000 JPMC 3/16/2022 (45,670)
USD 650,898 NOK 5,840,500 CITI 3/16/2022 (11,430)
USD 650,897 NOK 5,840,500 JPMC 3/16/2022 (11,430)
USD 842,103 NZD 1,239,000 CITI 3/16/2022 (5,529)
USD 842,102 NZD 1,239,000 JPMC 3/16/2022 (5,529)
USD 47,456 PHP 2,456,500 CITI
**
3/16/2022 (68)
USD 47,456 PHP 2,456,500 JPMC
**
3/16/2022 (68)
USD 1,617,033 PLN 6,720,000 CITI 3/16/2022 (41,989)
USD 1,617,031 PLN 6,720,000 JPMC 3/16/2022 (41,991)
USD 2,343,895 SEK 21,296,750 CITI 3/16/2022 (14,303)
USD 2,343,892 SEK 21,296,750 JPMC 3/16/2022 (14,305)
USD 2,468,626 SGD 3,373,503 CITI 3/16/2022 (33,780)
USD 2,468,619 SGD 3,373,497 JPMC 3/16/2022 (33,783)
USD 357,010 TWD 9,866,502 CITI
**
3/16/2022 (801)
USD 357,010 TWD 9,866,498 JPMC
**
3/16/2022 (802)
USD 258,457 ZAR 4,199,000 CITI 3/16/2022 (2,425)
USD 258,457 ZAR 4,199,000 JPMC 3/16/2022 (2,425)
ZAR 21,838,169 USD 1,364,906 CITI 3/16/2022 (8,114)
ZAR 21,838,167 USD 1,364,908 JPMC 3/16/2022 (8,114)
Total unrealized depreciation (1,684,726)
Net unrealized depreciation $ (44,750)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,547,334 $ 2,547,334
CITG
Cash – 2,616,988 2,616,988
CITI
Cash (120,003) – (120,003)
Investment Companies 537,724 – 537,724
GSCO
Cash – 290,535 290,535
GSIN
Investment Companies 30,005 – 30,005
JPMC
Investment Companies 1,136,844 – 1,136,844
JPMS
Cash – 3,714,037 3,714,037
MLIN
Cash (40,037) – (40,037)
MSCS
U.S. Treasury Bills 229,927 – 229,927
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 1,688,827 $ 1,688,827
JPPC
Cash – 91,053 91,053
MSCL
Cash – 54,178 54,178

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 99.5%
COMMON STOCKS - 18.7%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 26,358 159,466
Auto Components - 0.1%
Patrick Industries, Inc. (b) 8,922 719,916
Banks - 0.6%
Atlantic Capital Bancshares, Inc. *
30,788 885,771
Great Western Bancorp, Inc.
157,193 5,338,274
Patriot National Bancorp, Inc.
(acquired 4/13/2021, Cost $–)
(3)*(c)(d) 103,342 1,532,693
Patriot National Bancorp, Inc. *
17,287 268,813
PNBK Holdings LLC, Class A
(acquired 10/18/2010 - 7/21/2015,
Cost $2,061,941) (3)*(c)(d) 2,090,900 2
PNBK Holdings LLC, Class B
(acquired 10/18/2010 - 7/21/2015,
Cost $–) (3)*(c)(d) 3,218 –
8,025,553
Biotechnology - 0.1%
Global Blood Therapeutics, Inc.
*(b) 41,723 1,221,232
Precigen , Inc. *(b)
17,632 65,415
1,286,647
Capital Markets - 12.5%
Accretion Acquisition Corp. *
202,180 1,973,277
Acropolis Infrastructure Acquisition
Corp., Class A (2)* 420,999 4,079,480
Aequi Acquisition Corp., Class A *
150,000 1,462,500
Aesther Healthcare Acquisition
Corp., Class A * 40,504 404,635
Alpha Healthcare Acquisition Corp.
III, Class A (2)* 208,000 2,005,120
AltC Acquisition Corp., Class A *
131,250 1,292,813
AMCI Acquisition Corp. II, Class
A (2)* 139,000 1,341,350
American Acquisition Opportunity,
Inc., Class A (2)* 117,000 1,177,020
Anzu Special Acquisition Corp. I,
Class A * 206,667 2,015,003
Argus Capital Corp., Class A *
61,482 609,901
Armada Acquisition Corp. I *
128,332 1,258,295
Artemis Strategic Investment
Corp., Class A (2)* 204,800 2,082,365
Astrea Acquisition Corp., Class A *
80,569 796,022
Athlon Acquisition Corp., Class A *
82,666 806,820
Aurora Acquisition Corp., Class A
(United Kingdom) * 37,500 371,250
Avalon Acquisition, Inc., Class A *
106,268 1,049,928
AxonPrime Infrastructure
Acquisition Corp., Class A (2)* 234,165 2,262,034
Bannix Acquisition Corp. *
26,277 257,777
Belong Acquisition Corp., Class
A (2)* 128,000 1,241,600
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.5% (continued)
Berenson Acquisition Corp. I, Class
A * 30,784 297,681
Big Sky Growth Partners, Inc.,
Class A * 332,484 3,228,420
Bilander Acquisition Corp., Class
A (2)* 241,664 2,336,891
Bite Acquisition Corp. *
83,200 808,704
Black Mountain Acquisition Corp.,
Class A * 245,032 2,408,665
Blockchain Moon Acquisition Corp.
* 44,844 439,023
BOA Acquisition Corp., Class A *
81,963 805,696
Cascadia Acquisition Corp., Class
A (2)* 120,606 1,161,436
CENAQ Energy Corp., Class A (2)*
140,000 1,379,000
CF Acquisition Corp. V, Class A *
80,068 776,660
CIIG Capital Partners II, Inc., Class
A * 141,768 1,399,250
Clarim Acquisition Corp., Class A *
100,000 971,000
Concord Acquisition Corp. II, Class
A (2)* 286,392 2,792,322
Conyers Park III Acquisition Corp.,
Class A * 484,500 4,723,875
Crixus BH3 Acquisition Co., Class
A (2)* 84,579 825,491
D & Z Media Acquisition Corp.,
Class A * 82,359 803,000
Data Knights Acquisition Corp.,
Class A (United Kingdom) * 50,667 511,737
Decarbonization Plus Acquisition
Corp. II, Class A * 82,776 825,277
Deep Medicine Acquisition Corp.,
Class A * 152,927 1,501,743
DHB Capital Corp., Class A *
147,999 1,442,990
Digital Transformation
Opportunities Corp., Class A * 82,932 803,611
DILA Capital Acquisition Corp.,
Class A (2)* 61,667 598,170
Direct Selling Acquisition Corp.,
Class A * 102,582 1,018,639
dMY Technology Group, Inc. VI *
82,182 806,912
Dynamics Special Purpose Corp.,
Class A * 100,000 986,000
ECP Environmental Growth
Opportunities Corp., Class A * 77,843 767,532
Edify Acquisition Corp., Class A *
83,100 811,887
Environmental Impact Acquisition
Corp., Class A * 82,400 817,408
EQ Health Acquisition Corp., Class
A * 87,656 851,140
Evo Acquisition Corp., Class A *
19,320 187,404
First Light Acquisition Group, Inc.,
Class A (2)* 40,464 396,952
First Reserve Sustainable Growth
Corp., Class A * 77,513 767,379
Flame Acquisition Corp., Class A *
100,000 972,000
FoxWayne Enterprises Acquisition
Corp., Class A (2)* 34,500 342,585
Future Health ESG Corp. (2)*
91,822 896,183

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.5% (continued)
Gaming & Hospitality Acquisition
Corp., Class A (2)* 24,621 239,070
GigCapital5, Inc. (2)*
123,100 1,216,228
Gladstone Acquisition Corp., Class
A * 139,000 1,381,660
Glass Houses Acquisition Corp. *
137,666 1,336,737
Glenfarne Merger Corp., Class A *
164,664 1,603,827
Goal Acquisitions Corp. *
84,630 820,911
Gores Holdings VII, Inc., Class A *
83,328 814,948
Gores Metropoulos II, Inc., Class
A * 75,474 752,476
Group Nine Acquisition Corp.,
Class A * 82,812 807,417
Growth Capital Acquisition Corp.,
Class A * 94,614 940,463
Hamilton Lane Alliance Holdings I,
Inc., Class A * 82,749 808,458
Hawks Acquisition Corp., Class A *
74,351 720,461
Healthcare Capital Corp., Class A *
98,454 971,741
Healthwell Acquisition Corp. I,
Class A * 279,200 2,705,448
Hennessy Capital Investment Corp.
VI, Class A (2)* 697,470 6,723,611
Home Plate Acquisition Corp.,
Class A * 41,016 396,625
Hudson Executive Investment
Corp. II * 83,100 812,718
IG Acquisition Corp., Class A *
100,000 981,000
Ignyte Acquisition Corp. (2)*
35,000 340,900
Insight Acquisition Corp., Class A *
50,340 491,570
InterPrivate II Acquisition Corp.,
Class A * 82,500 800,250
InterPrivate III Financial Partners,
Inc., Class A * 82,500 817,575
InterPrivate IV InfraTech Partners,
Inc., Class A (2)* 83,000 804,270
Jaws Hurricane Acquisition Corp.,
Class A (2)* 137,000 1,324,790
JOFF Fintech Acquisition Corp.,
Class A * 83,181 811,015
Jupiter Acquisition Corp., Class A *
210,000 2,018,100
Khosla Ventures Acquisition Co. III,
Class A * 100,000 976,000
Learn CW Investment Corp., Class
A * 26,704 266,773
Lionheart III Corp., Class A *
89,680 883,348
Live Oak Crestview Climate
Acquisition Corp., Class A * 164,130 1,601,088
Live Oak Mobility Acquisition Corp.,
Class A * 88,800 867,576
LMF Acquisition Opportunities, Inc.,
Class A * 27,333 274,423
Logistics Innovation Technologies
Corp., Class A (2)* 245,571 2,374,672
Marblegate Acquisition Corp.,
Class A * 1,146,775 11,203,992
Maxpro Capital Acquisition Corp.,
Class A (Taiwan) (2)* 9,347 92,629
MDH Acquisition Corp., Class A *
84,000 823,200
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.5% (continued)
Minority Equality Opportunities
Acquisition, Inc., Class A (2)* 40,202 400,814
Monterey Bio Acquisition Corp. *
8,700 86,043
Monument Circle Acquisition Corp.,
Class A * 82,750 807,640
Music Acquisition Corp. (The),
Class A * 46,650 455,304
Newbury Street Acquisition Corp. *
100,000 970,000
Northern Lights Acquisition Corp.,
Class A * 91,332 918,800
Northern Star Investment Corp. III,
Class A * 82,662 805,954
Northern Star Investment Corp. IV,
Class A * 82,662 805,128
Novus Capital Corp. II, Class A *
32,344 320,206
OCA Acquisition Corp., Class A (2)*
111,538 1,104,226
Omnichannel Acquisition Corp.,
Class A * 196,419 1,954,369
Oyster Enterprises Acquisition
Corp., Class A * 83,000 810,080
Pacifico Acquisition Corp. *
20,252 200,900
Panacea Acquisition Corp. II, Class
A * 100,000 970,000
Parabellum Acquisition Corp.,
Class A * 32,371 315,617
Periphas Capital Partnering Corp.,
Class A * 76,164 1,856,117
Phoenix Biotech Acquisition Corp.,
Class A * 212,345 2,104,339
PHP Ventures Acquisition Corp.,
Class A (Malaysia) * 29,400 291,942
Pono Capital Corp., Class A (2)*
119,700 1,191,015
Priveterra Acquisition Corp., Class
A (2)* 93,300 905,943
Property Solutions Acquisition
Corp. II, Class A * 100,000 971,000
PWP Forward Acquisition Corp. I,
Class A (2)* 161,665 1,568,150
Revolution Healthcare Acquisition
Corp., Class A * 82,530 801,366
Rosecliff Acquisition Corp. I, Class
A * 82,665 811,770
Schultze Special Purpose
Acquisition Corp. II, Class A * 63,730 620,093
Science Strategic Acquisition Corp.
Alpha, Class A * 82,482 804,199
SCP & CO Healthcare Acquisition
Co., Class A * 83,124 814,615
Sierra Lake Acquisition Corp.,
Class A * 81,011 792,288
Silver Spike Acquisition Corp. II,
Class A * 80,000 777,600
Social Leverage Acquisition Corp.
I, Class A * 82,664 810,934
Software Acquisition Group, Inc. III,
Class A (2)* 185,000 1,820,400
Spartan Acquisition Corp. III, Class
A * 77,408 764,017
SportsMap Tech Acquisition Corp. *
85,818 843,162

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Capital Markets - 12.5% (continued)
SportsTek Acquisition Corp., Class
A * 100,000 974,000
Springwater Special Situations
Corp. * 40,212 392,670
TG Venture Acquisition Corp. *
215,235 2,111,455
Thunder Bridge Capital Partners IV,
Inc., Class A * 322,000 3,139,500
TLG Acquisition One Corp., Class
A * 83,181 809,351
Tribe Capital Growth Corp. I, Class
A * 255,552 2,499,299
Tuscan Holdings Corp. II *
40,000 408,000
Twelve Seas Investment Co. II,
Class A * 98,799 958,350
Velocity Acquisition Corp., Class
A * 82,623 803,509
VPC Impact Acquisition Holdings
III, Inc., Class A * 103,108 1,056,857
Warrior Technologies Acquisition
Co., Class A * 82,832 814,239
Williams Rowland Acquisition
Corp. * 231,666 2,286,543
Yellowstone Acquisition Co., Class
A * 147,824 1,503,370
Z-Work Acquisition Corp., Class
A (2)* 82,665 804,330
165,791,327
Chemicals - 0.3%
Ferro Corp. * 164,161 3,583,635
Entertainment - 0.3%
Live Nation Entertainment, Inc. *(b) 32,819 3,928,106
Equity Real Estate Investment Trusts (REITs) - 0.2%
Cominar REIT (Canada) 336,288 3,107,796
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings, Inc. *(b)
2,465 5,914,102
Golden Nugget Online Gaming,
Inc. * 33,614 334,459
6,248,561
Insurance - 0.0% (a)
Hagerty , Inc., Class A * 31,121 441,296
IT Services - 0.6%
GreenSky , Inc., Class A * 671,419 7,627,320
Life Sciences Tools & Services - 0.1%
Illumina, Inc. *(b) 2,105 800,826
Machinery - 0.0% (a)
Hillman Solutions Corp. * 29,339 315,394
Media - 0.7%
Shaw Communications, Inc., Class
B (Canada) 182,571 5,540,852
TechTarget , Inc. *(b)
10,475 1,002,039
ViacomCBS , Inc., Class B
107,063 3,231,161
9,774,052
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.5%
Great Bear Resources Ltd.
(Canada) * 50,585 1,153,304
Kirkland Lake Gold Ltd. (Canada)
2,915 122,158
Neo Lithium Corp. (Canada) *
566,104 2,828,394
Pretium Resources, Inc. (Canada)
* 173,366 2,442,727
6,546,583
Oil, Gas & Consumable Fuels - 0.2%
Teekay LNG Partners LP 171,279 2,899,753
Pharmaceuticals - 0.5%
Vifor Pharma AG (Switzerland) (2) 37,224 6,612,760
Professional Services - 0.2%
Intertrust NV (Netherlands) (2)*(e) 103,027 2,298,196
Software - 1.2%
Confluent, Inc., Class A *(b)
31,909 2,432,742
Vonage Holdings Corp. *
632,987 13,159,800
15,592,542
Wireless Telecommunication Services - 0.1%
Cleveland Unlimited (acquired
3/18/2010, Cost $1,793,400) (3)*(c)
(d) 1 1,467,012
TOTAL COMMON STOCKS
(Cost $246,434,852) 247,226,741
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% (a)
Independent Power and Renewable Electricity Producers - 0.0% (a)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(c)(f) $ 2,375,000 71,250
Oil, Gas & Consumable Fuels - 0.0% (a)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(c)(f) 2,833,436 146,869
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2022 (3)(c)(g) 4,325,296 281,737
428,606
TOTAL CORPORATE BONDS
(Cost $3,916,754) 499,856
CONVERTIBLE BONDS - 12.7%
Airlines - 0.1%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(e) 1,025,000 866,125
Automobiles - 0.4%
Lucid Group, Inc.
1.25%, 12/15/2026 (2)(b)(e) 5,258,000 5,177,552
Winnebago Industries, Inc.
1.50%, 4/1/2025 (2)(b) 35,000 46,687
5,224,239
Biotechnology - 0.9%
Avid SPV LLC
1.25%, 3/15/2026 (2)(b)(e) 2,300,000 3,576,500
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(b) 825,000 860,557

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 0.9% (continued)
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) $ 2,075,000 2,311,135
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b) 1,400,000 1,554,875
Precigen , Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 2,031,449
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b)(e) 2,050,000 2,169,720
12,504,236
Capital Markets - 0.2%
WisdomTree Investments, Inc.
3.25%, 6/15/2026 (2)(b)(e) 2,950,000 2,844,971
Chemicals - 0.3%
Danimer Scientific, Inc.
3.25%, 12/15/2026 (2)(b)(e) 3,494,000 3,679,531
Communications Equipment - 0.6%
Harmonic, Inc.
2.00%, 9/1/2024 (2)(b) 2,225,000 3,320,813
Infinera Corp.
2.50%, 3/1/2027 (2)(b) 2,925,000 4,285,125
7,605,938
Consumer Finance - 0.7%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 2,250,000 2,300,625
2.38%, 5/1/2025 (2)(b) 1,025,000 920,578
LendingTree , Inc.
0.50%, 7/15/2025 (2)(b) 7,500,000 6,215,625
9,436,828
Electrical Equipment - 0.6%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(b)(e) 8,650,000 8,178,575
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(b) 1,375,000 2,200,000
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) 1,125,000 1,071,563
Entertainment - 0.9%
Bilibili , Inc. (China)
0.50%, 12/1/2026 (2)(b)(e) 4,972,000 4,231,172
Sea Ltd. (Taiwan)
0.25%, 9/15/2026 (2)(b) 8,250,000 7,585,050
11,816,222
Health Care Equipment & Supplies - 0.7%
Alphatec Holdings, Inc.
0.75%, 8/1/2026 (2)(b)(e) 2,389,000 2,302,399
Haemonetics Corp.
0.00%, 3/1/2026 (2)(b)(e) 2,575,000 2,153,021
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b) 3,100,000 5,149,875
9,605,295
Health Care Providers & Services - 0.6%
Anthem, Inc.
2.75%, 10/15/2042 (2)(b) 1,279,000 8,404,309
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Technology - 0.1%
Vocera Communications, Inc.
0.50%, 9/15/2026 (2)(b)(e) $ 1,300,000 1,647,891
Hotels, Restaurants & Leisure - 1.1%
DraftKings , Inc.
0.00%, 3/15/2028 (2)(b)(e) 8,800,000 6,626,400
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(b)(e) 2,875,000 2,871,626
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(b)(e) 5,788,000 5,419,304
14,917,330
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b)(e) 1,225,000 1,604,369
Interactive Media & Services - 0.5%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(b)(e) 7,400,000 6,947,120
JOYY, Inc. (China)
1.38%, 6/15/2026 (2)(b) 250,000 220,313
7,167,433
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc.
0.25%, 6/15/2028 (2)(b)(e) 3,075,000 3,614,970
Groupon, Inc.
1.13%, 3/15/2026 (2)(b)(e) 4,250,000 3,346,875
Pinduoduo , Inc. (China)
0.00%, 12/1/2025 (2)(b) 2,335,000 2,108,505
9,070,350
IT Services - 0.8%
Fastly , Inc.
0.00%, 3/15/2026 (2)(b)(e) 2,975,000 2,432,063
Limelight Networks, Inc.
3.50%, 8/1/2025 (2)(b) 725,000 691,966
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(b)(e) 8,300,000 7,174,520
10,298,549
Machinery - 0.5%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(b)(e) 5,710,000 6,223,900
Media - 0.6%
Cable One, Inc.
1.13%, 3/15/2028 (2)(b)(e) 3,100,000 3,068,460
DISH Network Corp.
3.38%, 8/15/2026 (2)(b) 3,925,000 3,715,220
TechTarget , Inc.
0.00%, 12/15/2026 (2)(b)(e) 1,225,000 1,217,405
8,001,085
Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (Canada)
2.50%, 4/15/2026 (2)(b)(e) 575,000 767,625
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2025 (2)(b)(e) 2,100,000 2,089,902

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Pharmaceuticals - 0.0% (a)
Tilray , Inc. (Canada)
5.00%, 10/1/2023 (2)(b) $ 400,000 390,500
Real Estate Management & Development - 0.5%
Colliers International Group, Inc. (Canada)
4.00%, 6/1/2025 (2)(b) 750,000 1,959,375
Realogy Group LLC
0.25%, 6/15/2026 (2)(b)(e) 425,000 418,393
Redfin Corp.
0.50%, 4/1/2027 (2)(b)(e) 4,535,000 3,678,338
6,056,106
Software - 1.2%
Avalara, Inc.
0.25%, 8/1/2026 (2)(b)(e) 4,400,000 4,061,200
Five9, Inc.
0.50%, 6/1/2025 (2)(b) 1,425,000 1,750,042
Marathon Digital Holdings, Inc.
1.00%, 12/1/2026 (2)(b)(e) 6,855,000 5,501,656
Verint Systems, Inc.
0.25%, 4/15/2026 (2)(b)(e) 850,000 904,740
Veritone , Inc.
1.75%, 11/15/2026 (2)(b)(e) 1,091,000 1,035,429
Zendesk , Inc.
0.63%, 6/15/2025 (2)(b) 2,550,000 3,042,405
16,295,472
TOTAL CONVERTIBLE BONDS
(Cost $164,983,929) 167,968,344
NO. OF
RIGHTS
RIGHTS - 0.0% (a)
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(c) 146,272 112,539
Tobira Therapeutics, Inc., CVR
(3)*(c) 11,880 147,550
260,089
Capital Markets - 0.0% (a)
Accretion Acquisition Corp.,
expiring 3/1/2028 (2)* 202,180 64,698
Bannix Acquisition Corp., expiring
8/30/2026 (2)* 26,277 8,934
Benessere Capital Acquisition
Corp., expiring 12/23/2025 * 55,000 22,275
Blockchain Moon Acquisition Corp.,
expiring 10/21/2026 * 44,844 15,695
Breeze Holdings Acquisition Corp.,
expiring 5/23/2022 * 55,000 11,627
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 * 152,927 48,937
Edoc Acquisition Corp., expiring
11/30/2027 * 55,000 18,145
Pacifico Acquisition Corp., expiring
7/25/2026 (2)* 20,252 9,113
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 (2)* 29,400 9,996
209,420
TOTAL RIGHTS
(Cost $–) 469,509
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 1.6%
Aerospace & Defense - 0.0% (a)
Archer Aviation, Inc., expiring
9/16/2026 * 149,253 173,133
PAE, Inc., expiring 2/10/2025
* 66,666 129,999
303,132
Auto Components - 0.0% (a)
REE Automotive Ltd.,
expiring 7/22/2026 (Israel) * 78,626 80,985
Solid Power, Inc., expiring
12/8/2026 * 80,195 183,646
264,631
Biotechnology - 0.1%
180 Life Sciences Corp.,
expiring 11/7/2025 * 526,310 368,417
Celularity , Inc., expiring
7/16/2026 * 43,016 34,099
DermTech , Inc., expiring
8/29/2024 * 257,281 475,970
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 243,797 60,705
EQRx , Inc., expiring
12/20/2026 * 30,259 31,469
970,660
Capital Markets - 1.0%
26 Capital Acquisition Corp.,
expiring 12/31/2027 * 74,200 48,965
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 * 67,750 41,341
Accelerate Acquisition Corp.,
expiring 12/31/2027 * 156,666 130,048
Accretion Acquisition Corp.,
expiring 2/19/2023 * 101,090 40,325
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 * 140,333 116,561
Adit EdTech Acquisition
Corp., expiring 12/31/2027 * 41,250 27,638
Advanced Merger Partners,
Inc., expiring 6/30/2026 * 13,733 10,574
Aequi Acquisition Corp.,
expiring 11/30/2027 * 107,000 56,710
Aesther Healthcare
Acquisition Corp., expiring
1/19/2023 * 20,252 9,516
AF Acquisition Corp., expiring
3/31/2028 * 126,194 74,467
Alpha Healthcare Acquisition
Corp. III, expiring 4/12/2027 * 52,000 39,000
Altitude Acquisition Corp.,
expiring 11/30/2027 * 96,300 54,901
AMCI Acquisition Corp. II,
expiring 12/31/2028 (2)* 69,500 35,452
American Acquisition
Opportunity, Inc., expiring
5/28/2026 * 58,500 33,725
Anzu Special Acquisition
Corp. I, expiring 12/31/2027 * 68,889 53,251

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Argus Capital Corp., expiring
7/22/2023 * 30,741 16,600
Armada Acquisition Corp. I,
expiring 1/2/2023 * 64,166 35,901
Arrowroot Acquisition Corp.,
expiring 3/2/2022 (2)* 41,500 22,198
Artemis Strategic Investment
Corp., expiring 2/12/2023 * 102,400 50,688
Astrea Acquisition Corp.,
expiring 1/13/2026 * 41,333 21,072
Athlon Acquisition Corp.,
expiring 3/5/2026 * 41,333 24,796
Atlantic Avenue Acquisition
Corp., expiring 10/6/2027 * 146,000 73,000
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027 * 228,472 141,675
Atlas Crest Investment Corp.
II, expiring 2/28/2026 * 20,616 16,901
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) * 9,375 7,406
Authentic Equity Acquisition
Corp., expiring 12/31/2027 * 41,266 22,267
Avalon Acquisition, Inc.,
expiring 2/26/2023 * 79,701 31,083
AxonPrime Infrastructure
Acquisition Corp., expiring
7/8/2023 (3)*(c) 78,055 57,698
B Riley Principal 150 Merger
Corp., expiring 3/1/2028 * 27,777 40,277
B Riley Principal 250 Merger
Corp., expiring 12/31/2027 * 117,289 93,831
Bannix Acquisition Corp.,
expiring 2/19/2023 * 26,277 12,350
Belong Acquisition Corp.,
expiring 12/31/2027 * 64,000 33,914
Benessere Capital Acquisition
Corp., expiring 12/31/2027 * 41,250 31,762
Berenson Acquisition Corp. I,
expiring 8/1/2026 * 15,392 7,388
Better World Acquisition
Corp., expiring 11/15/2027 * 49,500 24,740
Big Sky Growth Partners,
Inc., expiring 2/26/2023 * 83,121 59,855
Bilander Acquisition Corp.,
expiring 12/31/2027 (2)* 60,416 55,571
Bite Acquisition Corp.,
expiring 12/31/2027 * 41,600 21,424
Black Mountain Acquisition
Corp., expiring 10/15/2027 * 183,774 88,340
Blockchain Moon Acquisition
Corp., expiring 3/23/2024 * 44,844 17,938
BOA Acquisition Corp.,
expiring 2/22/2028 * 27,321 14,480
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 * 55,000 23,133
Bright Lights Acquisition
Corp., expiring 12/31/2027 * 32,000 25,443
Broadscale Acquisition Corp.,
expiring 2/2/2026 * 20,666 19,426
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Build Acquisition Corp.,
expiring 4/29/2023 * 135,000 92,988
Capstar Special Purpose
Acquisition Corp., expiring
7/9/2027 * 146,000 91,980
Carney Technology
Acquisition Corp. II, expiring
11/30/2027 * 163,143 112,569
Cascade Acquisition Corp.,
expiring 11/30/2027 * 103,250 51,584
Cascadia Acquisition Corp.,
expiring 2/5/2023 * 60,303 32,564
CC Neuberger Principal
Holdings II, expiring
7/29/2025 * 127,050 172,788
CENAQ Energy Corp.,
expiring 12/31/2027 * 105,000 45,140
CF Acquisition Corp. IV,
expiring 12/14/2025 * 78,500 57,305
CF Acquisition Corp. V,
expiring 12/31/2027 * 27,700 14,944
CF Acquisition Corp. VI,
expiring 2/18/2028 * 27,750 70,485
CF Acquisition Corp. VIII,
expiring 12/31/2027 * 48,500 40,260
CHP Merger Corp., expiring
11/22/2024 * 125,000 60,000
Churchill Capital Corp. V,
expiring 10/29/2027 * 10,350 10,144
Churchill Capital Corp. VI,
expiring 12/31/2027 * 16,600 17,015
Churchill Capital Corp. VII,
expiring 2/29/2028 * 16,600 16,602
CIIG Capital Partners II, Inc.,
expiring 2/28/2028 * 70,884 58,827
Clarim Acquisition Corp.,
expiring 12/31/2027 * 59,111 37,222
Class Acceleration Corp.,
expiring 3/31/2028 * 41,666 21,208
Climate Real Impact
Solutions II Acquisition Corp.,
expiring 12/31/2027 * 16,647 18,978
Colicity , Inc., expiring
12/31/2027 * 22,909 17,640
Colombier Acquisition Corp.,
expiring 12/31/2028 * 78,300 41,476
Compute Health Acquisition
Corp., expiring 12/31/2027 * 23,100 20,404
Concord Acquisition Corp.,
expiring 11/28/2025 * 190,333 511,996
Concord Acquisition Corp. II,
expiring 12/31/2028 * 95,464 90,662
Conx Corp., expiring
10/30/2027 * 92,500 79,550
Conyers Park III Acquisition
Corp., expiring 8/12/2028 * 161,500 163,115
Corner Growth Acquisition
Corp., expiring 12/31/2027 * 110,400 71,760
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 * 42,289 21,123

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Crucible Acquisition Corp.,
expiring 12/26/2025 * 26,565 18,858
D & Z Media Acquisition
Corp., expiring 12/31/2027 * 27,453 15,920
Data Knights Acquisition
Corp., expiring 12/31/2028 * 50,667 20,262
Decarbonization Plus
Acquisition Corp. II, expiring
10/2/2025 * 27,592 43,319
Delwinds Insurance
Acquisition Corp., expiring
8/1/2027 * 47,500 23,441
DHB Capital Corp., expiring
3/15/2028 (2)* 49,333 32,062
DiamondHead Holdings
Corp., expiring 1/28/2028 * 20,700 12,356
Digital Transformation
Opportunities Corp., expiring
3/31/2028 * 20,733 13,682
DILA Capital Acquisition
Corp., expiring 12/31/2028 * 61,667 42,544
Direct Selling Acquisition
Corp., expiring 11/23/2023 * 51,291 25,645
dMY Technology Group, Inc.
VI, expiring 6/25/2023 * 41,091 54,236
DPCM Capital, Inc., expiring
10/14/2027 * 127,866 76,720
Dune Acquisition Corp.,
expiring 10/29/2027 * 22,884 10,824
E.Merge Technology
Acquisition Corp., expiring
7/30/2025 * 121,666 68,133
East Resources Acquisition
Co., expiring 7/1/2027 * 219,000 116,070
ECP Environmental Growth
Opportunities Corp., expiring
2/11/2028 * 20,616 13,813
Edify Acquisition Corp.,
expiring 12/31/2027 (2)* 41,550 20,675
Edoc Acquisition Corp.,
expiring 11/30/2027 * 55,000 11,000
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027
(2)* 40,875 20,192
EG Acquisition Corp.,
expiring 5/28/2028 * 155,666 96,497
Empowerment & Inclusion
Capital I Corp., expiring
12/31/2027 * 39,833 19,916
Environmental Impact
Acquisition Corp., expiring
9/30/2027 * 41,625 49,950
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 * 65,416 48,735
EQ Health Acquisition Corp.,
expiring 2/2/2028 * 43,828 22,791
Equity Distribution Acquisition
Corp., expiring 9/9/2025 * 94,933 70,260
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Evo Acquisition Corp.,
expiring 12/31/2027 * 9,660 4,638
Executive Network Partnering
Corp., expiring 9/25/2028 * 95,000 64,514
Fast Acquisition Corp.,
expiring 8/25/2027 * 44,033 173,930
FAST Acquisition Corp. II,
expiring 3/16/2026 * 24,250 21,098
Figure Acquisition Corp. I,
expiring 12/31/2027 * 29,700 34,630
FinServ Acquisition Corp. II,
expiring 2/17/2026 * 20,791 12,847
Fintech Acquisition Corp. V,
expiring 10/31/2025 * 33,727 49,916
FinTech Acquisition Corp. VI,
expiring 12/31/2027 * 37,676 33,912
First Light Acquisition Group,
Inc., expiring 10/7/2023 * 20,232 10,118
First Reserve Sustainable
Growth Corp., expiring
12/31/2027 * 20,625 16,913
FirstMark Horizon Acquisition
Corp., expiring 9/26/2025 * 100,900 100,890
Flame Acquisition Corp.,
expiring 12/31/2028 * 65,866 39,520
Forest Road Acquisition
Corp. II, expiring 1/15/2026 * 16,622 12,963
Fortistar Sustainable
Solutions Corp., expiring
12/31/2027 * 22,283 13,593
Fortress Value Acquisition
Corp. III, expiring 12/31/2027
* 15,939 12,592
Fortress Value Acquisition
Corp. IV, expiring 3/18/2028 * 36,166 30,379
Forum Merger IV Corp.,
expiring 12/31/2027 * 117,500 96,362
FoxWayne Enterprises
Acquisition Corp., expiring
12/31/2026 * 34,500 14,031
FTAC Parnassus Acquisition
Corp., expiring 3/10/2026
(3)*(c) 44,034 46,795
Fusion Acquisition Corp. II,
expiring 12/31/2027 * 27,666 16,600
Future Health ESG Corp.,
expiring 2/19/2023 * 45,911 22,496
G&P Acquisition Corp.,
expiring 3/5/2027 * 161,666 88,480
Gaming & Hospitality
Acquisition Corp., expiring
2/4/2028 (2)* 8,207 4,924
GigCapital5, Inc., expiring
12/31/2028 * 123,100 64,314
GigInternational1, Inc.,
expiring 12/31/2028 * 149,500 86,710
Gladstone Acquisition Corp.,
expiring 12/31/2027 * 69,500 36,133
Glass Houses Acquisition
Corp., expiring 12/31/2027 * 68,833 41,231

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Glenfarne Merger Corp.,
expiring 12/31/2027 * 54,888 33,454
Global Consumer Acquisition
Corp., expiring 12/31/2027 * 106,500 63,900
GO Acquisition Corp.,
expiring 8/31/2027 * 189,866 125,312
Goal Acquisitions Corp.,
expiring 1/31/2022 * 84,630 46,233
Golden Arrow Merger Corp.,
expiring 7/31/2026 * 131,733 65,827
Golden Falcon Acquisition
Corp., expiring 11/4/2026 * 64,925 40,916
Good Works II Acquisition
Corp., expiring 3/22/2022 * 126,000 71,820
Gores Holdings VII, Inc.,
expiring 12/31/2027 * 10,416 14,270
Gores Holdings VIII, Inc.,
expiring 12/31/2027 * 10,416 21,144
Gores Metropoulos II, Inc.,
expiring 1/31/2028 * 16,480 31,147
Gores Technology Partners II,
Inc., expiring 12/31/2027 * 16,613 21,763
Gores Technology Partners,
Inc., expiring 12/31/2027 (2)* 16,560 21,859
Graf Acquisition Corp. IV,
expiring 5/31/2028 * 73,000 83,950
Greenrose Acquisition Corp.,
expiring 5/11/2024 * 84,987 17,635
Group Nine Acquisition Corp.,
expiring 1/14/2026 * 27,604 14,354
Growth Capital Acquisition
Corp., expiring 6/1/2027 * 48,300 42,021
GX Acquisition Corp. II,
expiring 12/31/2028 * 137,666 72,275
Hamilton Lane Alliance
Holdings I, Inc., expiring
1/8/2026 * 27,583 16,277
Hawks Acquisition Corp.,
expiring 1/29/2023 * 37,175 16,350
Haymaker Acquisition Corp.
III, expiring 2/12/2027 * 20,786 14,966
Health Assurance Acquisition
Corp., expiring 11/12/2025 * 95,166 80,491
Healthcare Capital Corp.,
expiring 3/8/2025 * 50,812 24,705
Healthcare Services
Acquisition Corp., expiring
12/31/2027 * 55,650 28,938
Healthwell Acquisition Corp. I,
expiring 8/5/2028 (2)* 139,600 82,364
Hennessy Capital Investment
Corp. V, expiring 1/11/2026 * 20,630 17,123
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
(2)* 232,490 195,292
Home Plate Acquisition
Corp., expiring 3/3/2023 * 20,508 11,175
Hudson Executive Investment
Corp. II, expiring 1/31/2027 * 20,775 13,921
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Hudson Executive Investment
Corp. III, expiring 12/31/2028
* 41,333 29,553
HumanCo Acquisition Corp.,
expiring 12/31/2027 * 15,277 11,458
IG Acquisition Corp., expiring
10/5/2027 * 182,500 145,088
Ignyte Acquisition Corp.,
expiring 12/31/2027 (3)*(c) 17,500 13,475
Insight Acquisition Corp.,
expiring 2/11/2023 * 25,170 13,088
INSU Acquisition Corp. III,
expiring 12/31/2026 * 24,733 14,840
InterPrivate II Acquisition
Corp., expiring 12/31/2028 * 16,500 15,177
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 * 16,500 24,585
InterPrivate IV InfraTech
Partners, Inc., expiring
12/31/2027 (2)* 16,600 13,446
Isleworth Healthcare
Acquisition Corp., expiring
8/2/2027 * 64,666 32,165
Jaws Hurricane Acquisition
Corp., expiring 2/23/2023 * 34,250 33,565
JOFF Fintech Acquisition
Corp., expiring 12/31/2027 * 27,727 19,395
Jupiter Acquisition Corp.,
expiring 8/25/2022 * 105,000 50,957
Kadem Sustainable Impact
Corp., expiring 3/16/2026 * 151,547 80,320
Kingswood Acquisition Corp.,
expiring 5/1/2027 * 112,062 46,674
KINS Technology Group, Inc.,
expiring 12/31/2025 * 78,500 36,542
KKR Acquisition Holdings I
Corp., expiring 12/31/2027 * 31,000 30,957
KL Acquisition Corp., expiring
1/12/2028 * 26,355 13,968
KludeIn I Acquisition Corp.,
expiring 7/8/2027 * 28,833 17,300
Landcadia Holdings IV, Inc.,
expiring 12/31/2028 * 84,500 85,345
Learn CW Investment Corp.,
expiring 12/31/2028 * 13,352 6,863
Lefteris Acquisition Corp.,
expiring 10/23/2025 * 185,333 145,542
Liberty Media Acquisition
Corp., expiring 12/31/2027 * 5,355 9,532
LightJump Acquisition Corp.,
expiring 12/31/2027 * 27,000 13,241
Lionheart Acquisition Corp. II,
expiring 2/14/2026 * 299,040 161,482
Lionheart III Corp., expiring
3/19/2023 * 44,840 19,730
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 * 54,710 70,029

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Live Oak Mobility Acquisition
Corp., expiring 3/4/2028 * 17,760 20,424
LMF Acquisition
Opportunities, Inc., expiring
1/31/2027 * 27,333 12,573
Logistics Innovation
Technologies Corp., expiring
6/15/2028 * 81,857 70,389
Longview Acquisition Corp. II,
expiring 5/10/2026 * 37,000 31,446
Lux Health Tech Acquisition
Corp., expiring 11/30/2027 * 154,666 131,435
M3-Brigade Acquisition II
Corp., expiring 12/31/2027 * 413,333 479,466
Maquia Capital Acquisition
Corp., expiring 12/31/2027 * 113,500 56,614
Marblegate Acquisition Corp.,
expiring 12/9/2022 * 573,387 283,827
Mason Industrial Technology,
Inc., expiring 12/31/2027 * 50,518 33,332
Maxpro Capital Acquisition
Corp., expiring 1/22/2023 * 9,347 3,729
MDH Acquisition Corp.,
expiring 2/2/2028 * 42,000 19,320
MedTech Acquisition Corp.,
expiring 12/18/2025 * 45,166 23,531
Merida Merger Corp. I,
expiring 11/7/2026 * 75,000 84,000
Minority Equality
Opportunities Acquisition,
Inc., expiring 4/29/2023 * 40,202 16,885
Mission Advancement Corp.,
expiring 12/31/2028 * 37,000 18,866
Monterey Bio Acquisition
Corp., expiring 6/7/2023 * 8,700 3,393
Monument Circle Acquisition
Corp., expiring 12/31/2027 * 41,375 21,101
Mudrick Capital Acquisition
Corp. II, expiring 9/10/2027 * 119,007 91,635
Music Acquisition Corp.
(The), expiring 2/5/2028 * 23,325 13,062
Newbury Street Acquisition
Corp., expiring 12/31/2027 * 88,000 52,800
NightDragon Acquisition
Corp., expiring 12/31/2027 * 16,666 14,999
North Mountain Merger
Corp., expiring 9/16/2025 * 77,010 60,222
Northern Genesis Acquisition
Corp. III, expiring 12/31/2027
(2)* 57,500 51,175
Northern Lights Acquisition
Corp., expiring 12/2/2022 * 45,666 21,458
Northern Star Investment
Corp. II, expiring 1/31/2028 * 16,500 10,458
Northern Star Investment
Corp. III, expiring 2/25/2028 * 13,777 12,125
Northern Star Investment
Corp. IV, expiring 12/31/2027
* 13,777 11,848
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Novus Capital Corp. II,
expiring 12/31/2027 * 47,289 59,111
OCA Acquisition Corp.,
expiring 12/31/2027 * 55,769 26,769
OceanTech Acquisitions I
Corp., expiring 5/10/2026 * 104,000 47,840
Omnichannel Acquisition
Corp., expiring 12/30/2027 * 285,500 167,874
One Equity Partners Open
Water I Corp., expiring
12/31/2027 * 27,441 16,736
Orion Acquisition Corp.,
expiring 2/19/2026 * 20,833 12,939
Osiris Acquisition Corp.,
expiring 5/1/2028 (2)* 254,000 142,240
OTR Acquisition Corp.,
expiring 12/31/2025 * 54,347 27,005
Oyster Enterprises
Acquisition Corp., expiring
12/31/2027 * 41,500 19,086
Parabellum Acquisition Corp.,
expiring 3/26/2023 * 24,278 10,925
Periphas Capital Partnering
Corp., expiring 12/10/2028 * 19,041 31,037
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 * 22,500 29,702
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026 * 106,172 45,866
PHP Ventures Acquisition
Corp., expiring 12/4/2023 * 14,700 6,322
Pine Island Acquisition Corp.,
expiring 10/29/2027 * 190,333 174,145
Pine Technology Acquisition
Corp., expiring 3/31/2028 (2)* 213,333 134,634
Pivotal Investment Corp. III,
expiring 12/31/2027 (2)* 16,566 15,812
PMV Consumer Acquisition
Corp., expiring 8/31/2027 * 146,000 93,031
Pono Capital Corp., expiring
12/16/2022 * 89,775 42,185
Population Health Investment
Co., Inc., expiring 10/1/2025 * 38,400 19,200
Post Holdings Partnering
Corp., expiring 2/9/2023 * 64,630 54,935
Power & Digital Infrastructure
Acquisition Corp., expiring
2/12/2028 * 9,472 31,352
Priveterra Acquisition Corp.,
expiring 12/31/2027 * 31,100 15,861
Progress Acquisition Corp.,
expiring 12/31/2027 * 41,500 20,335
Property Solutions Acquisition
Corp. II, expiring 3/1/2026 * 74,100 42,311
PropTech Investment Corp. II,
expiring 12/31/2027 * 57,659 34,584
PWP Forward Acquisition
Corp. I, expiring 3/9/2026 * 32,333 25,866
Recharge Acquisition Corp.,
expiring 10/5/2027 * 139,000 68,110

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Revolution Healthcare
Acquisition Corp., expiring
12/31/2028 * 16,506 12,379
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 * 27,555 21,306
Roth Ch Acquisition III Co.,
expiring 12/31/2027 * 1,566 1,730
Roth Ch Acquisition IV Co.,
expiring 1/9/2023 * 49,182 39,351
RXR Acquisition Corp.,
expiring 3/8/2026 * 18,500 12,944
Sandbridge X2 Corp.,
expiring 12/31/2027 (2)* 27,500 15,403
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 * 31,865 15,936
Science Strategic Acquisition
Corp. Alpha, expiring
12/31/2027 * 27,494 14,847
SCP & CO Healthcare
Acquisition Co., expiring
1/27/2028 * 41,562 22,859
Senior Connect Acquisition
Corp. I, expiring 12/31/2027 * 78,500 41,212
Shelter Acquisition Corp. I,
expiring 12/31/2027 * 98,333 53,090
Sierra Lake Acquisition Corp.,
expiring 3/31/2028 * 40,505 19,430
Silver Spike Acquisition Corp.
II, expiring 2/26/2026 * 20,000 17,602
SilverBox Engaged Merger
Corp. I, expiring 12/31/2027 * 32,639 45,858
Simon Property Group
Acquisition Holdings, Inc.,
expiring 2/4/2026 * 16,600 14,251
Social Leverage Acquisition
Corp. I, expiring 12/31/2027 * 20,666 17,153
Software Acquisition Group,
Inc. III, expiring 12/31/2027 * 92,500 53,576
Spartan Acquisition Corp. III,
expiring 2/4/2026 * 20,694 29,799
Sports Entertainment
Acquisition Corp., expiring
10/30/2025 * 106,800 277,680
SportsMap Tech Acquisition
Corp., expiring 9/1/2027 * 64,363 30,257
SportsTek Acquisition Corp.,
expiring 12/31/2027 * 68,700 40,533
Springwater Special
Situations Corp., expiring
4/12/2026 * 20,106 10,027
Stratim Cloud Acquisition
Corp., expiring 3/5/2026 (2)* 148,000 87,320
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 * 41,836 24,679
Tailwind Acquisition Corp.,
expiring 9/7/2027 * 313,280 162,906
Tastemaker Acquisition Corp.,
expiring 12/31/2025 * 72,083 36,042
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.0% (continued)
Tech and Energy Transition
Corp., expiring 12/31/2027 * 123,333 86,358
TG Venture Acquisition Corp.,
expiring 8/13/2023 * 215,235 92,530
Thayer Ventures Acquisition
Corp., expiring 1/1/2030 * 57,400 56,246
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 * 16,818 13,962
Thunder Bridge Capital
Partners IV, Inc., expiring
3/12/2023 * 64,400 54,740
Tishman Speyer Innovation
Corp. II, expiring 12/31/2027
* 16,633 12,826
TLG Acquisition One Corp.,
expiring 1/25/2028 * 27,727 14,415
Tribe Capital Growth Corp. I,
expiring 3/5/2026 * 63,888 54,950
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 39,900
Twelve Seas Investment Co.
II, expiring 3/2/2028 * 32,933 16,466
USHG Acquisition Corp.,
expiring 12/31/2028 * 27,533 45,708
VectoIQ Acquisition Corp. II,
expiring 12/31/2027 * 31,400 27,315
Velocity Acquisition Corp.,
expiring 2/26/2027 * 27,541 14,046
Vistas Media Acquisition Co.,
Inc., expiring 8/1/2026 * 130,690 87,562
VPC Impact Acquisition
Holdings II, expiring
12/31/2027 * 26,666 26,399
VPC Impact Acquisition
Holdings III, Inc., expiring
12/31/2027 * 26,666 28,399
Warburg Pincus Capital Corp.
I-B, expiring 2/17/2022 (2)* 12,000 12,000
Warrior Technologies
Acquisition Co., expiring
3/31/2028 * 41,416 20,704
Williams Rowland Acquisition
Corp., expiring 12/25/2022 * 115,833 60,233
Yellowstone Acquisition Co.,
expiring 10/21/2025 * 153,000 125,491
Zanite Acquisition Corp.,
expiring 10/8/2025 * 128,400 114,276
Z-Work Acquisition Corp.,
expiring 1/4/2026 * 27,555 16,952
13,651,763
Consumer Finance - 0.0% (a)
Katapult Holdings, Inc.,
expiring 12/31/2026 * 75,719 43,910
Moneylion , Inc., expiring
9/22/2026 * 192,941 119,623
163,533

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Diversified Consumer Services - 0.1%
Beachbody Co., Inc. (The),
expiring 12/31/2027 * 19,957 5,390
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas) * 194,990 606,419
611,809
Diversified Financial Services - 0.0% (a)
CompoSecure , Inc., expiring
10/31/2025 * 185,500 296,800
Electrical Equipment - 0.0% (a)
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 137,156 385,408
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 32,004 62,408
447,816
Electronic Equipment, Instruments & Components - 0.1%
Arbe Robotics Ltd., expiring
10/7/2026 (Israel) * 53,929 67,411
Evolv Technologies Holdings,
Inc., expiring 7/16/2026 * 111,426 87,971
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 154,373 385,932
Velodyne Lidar, Inc., expiring
9/29/2025 * 158,029 118,522
659,836
Energy Equipment & Services - 0.1%
National Energy Services
Reunited Corp., expiring
6/6/2023 * 347,322 600,867
Health Care Providers & Services - 0.1%
DocGo , Inc., expiring
10/2/2027 * 91,185 195,136
New Frontier Health Corp.,
expiring 11/30/2024 (Hong
Kong) (2)* 82,467 229,258
P3 Health Partners, Inc.,
expiring 11/19/2026 * 39,884 41,878
466,272
Hotels, Restaurants & Leisure - 0.0% (a)
Codere Online Luxembourg
SA, expiring 12/1/2099
(Luxembourg) * 34,198 33,172
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 143,365 41,576
74,748
Household Durables - 0.0% (a)
Landsea Homes Corp.,
expiring 1/7/2026 * 195,085 29,497
Independent Power and Renewable Electricity Producers - 0.0% (a)
Altus Power, Inc., expiring
12/31/2027 * 26,948 69,256
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Insurance - 0.0% (a)
Hagerty , Inc., expiring
12/31/2027 * 1,007 4,421
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan)
(2)* 195,516 146,637
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)*(c) 154,500 14,656
165,714
Interactive Media & Services - 0.0% (a)
Wejo Group Ltd., expiring
11/18/2026 * 2,207 2,428
Internet & Direct Marketing Retail - 0.0% (a)
BARK, Inc., expiring
8/29/2025 * 227,428 134,183
Boxed, Inc., expiring
12/22/2025 * 58,671 69,818
204,001
IT Services - 0.1%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 *(b) 233,401 70,020
BuzzFeed , Inc., expiring
12/1/2026 * 23,701 11,851
Cyxtera Technologies, Inc.,
expiring 9/10/2027 * 27,303 90,646
Exela Technologies, Inc.,
expiring 7/12/2022 * 83,000 2,498
Verra Mobility Corp., expiring
10/17/2023 * 127,333 681,232
856,247
Life Sciences Tools & Services - 0.0% (a)
SomaLogic , Inc., expiring
8/31/2026 * 886 2,977
Machinery - 0.0% (a)
Microvast Holdings, Inc.,
expiring 4/1/2026 * 73,780 70,844
Media - 0.0% (a)
AdTheorent Holding Co., Inc.,
expiring 12/31/2027 * 49,333 33,546
Metals & Mining - 0.0% (a)
Algoma Steel Group, Inc.,
expiring 10/19/2026 (Canada)
* 69,228 199,377
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 274,608 24,330
Oil, Gas & Consumable Fuels - 0.0% (a)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 90,495 49,763
Falcon Minerals Corp.,
expiring 8/23/2023 * 456,479 63,451
Heliogen , Inc., expiring
3/31/2028 * 43,911 74,649

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Oil, Gas & Consumable Fuels - 0.0% (a) (continued)
NextDecade Corp., expiring
7/24/2022 * 1,093,291 22,959
210,822
Personal Products - 0.0% (a)
Apollo Healthcare Corp.,
expiring 1/3/2022 (Canada)
(2)* 196,687 778
Pharmaceuticals - 0.0% (a)
4d pharma plc, expiring
3/9/2026 (United Kingdom) * 76,166 43,795
Reviva Pharmaceuticals
Holdings, Inc., expiring
12/25/2025 * 140,462 49,162
92,957
Professional Services - 0.0% (a)
Otonomo Technologies Ltd.,
expiring 8/13/2026 (Israel) * 263,818 84,422
Real Estate Management & Development - 0.0% (a)
Doma Holdings, Inc., expiring
7/28/2026 * 112,694 107,116
Offerpad Solutions, Inc.,
expiring 10/13/2025 * 134,946 144,392
251,508
Software - 0.0% (a)
BigBear.ai Holdings, Inc.,
expiring 12/31/2028 * 23,946 19,396
Embark Technology, Inc.,
expiring 12/31/2027 * 19,071 37,379
GTY Technology Holdings,
Inc., expiring 2/19/2024 * 161,042 87,768
NextNav , Inc., expiring
10/31/2027 * 125,214 206,603
Rimini Street, Inc., expiring
10/10/2022 * 370,690 48,227
399,373
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 74,667 6,713
LXRandCo , Inc., expiring
6/9/2022 (Canada) (3)*(c) 781,000 3,087
9,800
Trading Companies & Distributors - 0.0% (a)
Custom Truck One Source,
Inc., expiring 1/1/2025 * 36,012 91,471
TOTAL WARRANTS
(Cost $2,881,367) 21,311,215
INVESTMENTS
NO. OF
UNITS VALUE ($)
SECURITIES IN LITIGATION - 0.0% (a)
Health Care Equipment & Supplies - 0.0% (a)
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2 (acquired
3/10/2016 - 12/18/2018, Cost
$369,930) (3)*(c)(d) 368,190,309 4
DEMC Ltd., Class A-3 (acquired
8/6/2019 - 7/16/2021, Cost
$293,744) (3)*(c)(d) 292,030,544,028 300,791
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $793,371) 301,309
UNITS - 8.4%
Capital Markets - 8.4%
Achari Ventures Holdings Corp. I
(2)* 42,909 433,381
Ackrell Spac Partners I Co. *
73,575 761,501
Acropolis Infrastructure Acquisition
Corp. * 1 10
Aesther Healthcare Acquisition
Corp. (2)* 1 10
Aetherium Acquisition Corp. *
175,712 1,757,999
Alpine Acquisition Corp. (2)*
30,206 311,122
AltEnergy Acquisition Corp. *
122,926 1,240,323
Apeiron Capital Investment Corp.
(2)* 108,048 1,088,043
Arbor Rapha Capital Bioholdings
Corp. I * 143,034 1,448,934
Archimedes Tech SPAC Partners
Co. (2)* 132,000 1,325,280
Arena Fortify Acquisition Corp. *
54,024 547,803
Argus Capital Corp. *
1 10
Armada Acquisition Corp. I *
1 10
Arogo Capital Acquisition Corp. *
96,774 972,579
Athena Consumer Acquisition
Corp. * 128,926 1,311,177
Athena Technology Acquisition
Corp. II * 638,233 6,363,183
Ault Disruptive Technologies Corp.
* 73,142 740,929
Avalon Acquisition, Inc. *
2 20
AxonPrime Infrastructure
Acquisition Corp. * 1 10
Banner Acquisition Corp. (2)*
40,392 399,881
Beard Energy Transition Acquisition
Corp. * 149,510 1,519,022
Berenson Acquisition Corp. I (2)*
1 10
Big Sky Growth Partners, Inc. *
3 29
Bilander Acquisition Corp. (2)*
2 20
Black Mountain Acquisition Corp. *
3 31

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 8.4% (continued)
BurTech Acquisition Corp. *
447,209 4,476,562
Canna-Global Acquisition Corp. *
188,580 1,910,315
CF Acquisition Corp. VII *
146,293 1,484,874
CIIG Capital Partners II, Inc. *
1 10
Concord Acquisition Corp. II *
1 10
Concord Acquisition Corp. III *
430,469 4,386,479
Conyers Park III Acquisition Corp. *
2 20
Digital Health Acquisition Corp. *
71,745 732,875
Direct Selling Acquisition Corp. *
1 10
dMY Technology Group, Inc. VI *
1 11
DTRT Health Acquisition Corp. (2)*
120,816 1,216,617
Empowerment & Inclusion Capital
I Corp. * 36,573 362,438
Everest Consolidator Acquisition
Corp. (2)* 131,017 1,314,101
ExcelFin Acquisition Corp. *
134,787 1,354,609
Financial Strategies Acquisition
Corp. (2)* 131,193 1,344,728
Fintech Ecosystem Development
Corp. * 10,731 109,456
Focus Impact Acquisition Corp. *
101,951 1,024,608
Fortune Rise Acquisition Corp. (2)*
98,649 993,395
FTAC Emerald Acquisition Corp. *
237,726 2,370,128
FTAC Zeus Acquisition Corp. *
255,030 2,550,300
Gardiner Healthcare Acquisitions
Corp. (2)* 52,651 529,669
Globalink Investment, Inc. *
74,843 770,135
Hennessy Capital Investment Corp.
VI (2)* 2 20
Home Plate Acquisition Corp. (2)*
1 10
HumanCo Acquisition Corp. *
36,573 370,485
Inception Growth Acquisition Ltd. *
112,519 1,134,192
Industrial Human Capital, Inc. *
89,858 936,006
Integral Acquisition Corp. 1 *
107,617 1,078,322
Integrated Rail and Resources
Acquisition Corp. * 108,439 1,089,812
Intelligent Medicine Acquisition
Corp. * 125,570 1,280,814
Jackson Acquisition Co. *
367,922 3,664,503
Juniper II Corp. *
107,617 1,097,693
Jupiter Wellness Acquisition Corp. *
149,929 1,511,284
Larkspur Health Acquisition Corp. *
52,526 526,836
LAVA Medtech Acquisition Corp. *
63,464 639,717
Legato Merger Corp. II (2)*
154,415 1,537,973
LF Capital Acquisition Corp. II *
108,792 1,087,920
Lionheart III Corp. (2)*
1 10
Live Oak Crestview Climate
Acquisition Corp. * 2 20
Lux Health Tech Acquisition Corp. *
36,573 367,193
M3-Brigade Acquisition III Corp. *
449,014 4,499,120
Mana Capital Acquisition Corp. *
39,049 400,252
McLaren Technology Acquisition
Corp. * 179,362 1,804,382
Mercato Partners Acquisition Corp.
* 143,490 1,439,205
Mount Rainier Acquisition Corp. *
84,937 863,809
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 8.4% (continued)
Nabors Energy Transition Corp. *
254,189 2,580,018
New Providence Acquisition Corp.
II * 125,577 1,255,770
NewHold Investment Corp. II *
134,732 1,328,458
Northern Lights Acquisition Corp.
(2)* 1 10
NorthView Acquisition Corp. *
154,598 1,549,072
OmniLit Acquisition Corp. *
80,993 807,500
OPY Acquisition Corp. I (2)*
82,573 817,473
Parsec Capital Acquisitions Corp.
(2)* 12,741 130,595
Periphas Capital Partnering Corp.
(2)* 3 74
Power & Digital Infrastructure
Acquisition II Corp. * 319,116 3,210,307
PROOF Acquisition Corp. I *
150,864 1,510,149
Riverview Acquisition Corp. (2)*
210,000 2,108,400
ROC Energy Acquisition Corp. *
149,375 1,508,688
Roth CH Acquisition V Co. (2)*
28,287 286,264
Sagaliam Acquisition Corp. *
70,003 700,030
Sanaby Health Acquisition Corp.
I (2)* 64,385 652,220
Seaport Calibre Materials
Acquisition Corp. (2)* 45,366 455,928
Seaport Global Acquisition II Corp.
* 81,697 821,055
Shelter Acquisition Corp. I *
1 10
ShoulderUp Technology Acquisition
Corp. * 217,740 2,199,174
Sizzle Acquisition Corp. *
71,745 736,104
Southport Acquisition Corp. *
365,972 3,659,720
Spindletop Health Acquisition
Corp. * 125,553 1,261,808
TCW Special Purpose Acquisition
Corp. * 410,439 4,063,346
Trajectory Alpha Acquisition Corp. *
109,921 1,091,516
Vision Sensing Acquisition Corp. *
51,219 522,434
VMG Consumer Acquisition Corp. *
135,303 1,373,326
Welsbach Technology Metals
Acquisition Corp. * 8,984 90,020
Zimmer Energy Transition
Acquisition Corp. (2)* 482,000 4,733,240
TOTAL UNITS
(Cost $111,489,184) 111,934,954
SHARES
SHORT-TERM INVESTMENTS - 58.1%
INVESTMENT COMPANIES - 30.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (h)( i ) 15,707,566 15,707,566
Limited Purpose Cash Investment
Fund, 0.01% (h)(j) 382,350,457 382,197,517
UBS Select Treasury Preferred
Fund, Class I, 0.01% (h) 1,680 1,680
TOTAL INVESTMENT COMPANIES
(Cost $397,906,729) 397,906,763
—

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 28.1%
U.S. Treasury Bills
0.04%, 1/13/2022 (2)(b)(k) $ 25,588,000 25,587,893
0.05%, 1/20/2022 (2)(k) 32,327,000 32,326,809
0.04%, 1/27/2022 (2)(b)(k) 57,248,000 57,246,951
0.04%, 2/3/2022 (2)(k)(l) 26,000,000 25,999,329
0.04%, 2/10/2022 (2)(k)(l) 30,000,000 29,998,971
0.04%, 3/17/2022 (2)(k) 30,000,000 29,996,639
0.05%, 3/31/2022 (2)(k)(l) 60,000,000 59,992,363
0.06%, 4/7/2022 (2)(k)(l) 34,717,000 34,710,383
0.07%, 5/5/2022 (2)(k)(l) 9,381,000 9,378,496
0.07%, 5/12/2022 (2)(b)(k)(l) 40,000,000 39,987,100
0.07%, 5/19/2022 (2)(k)(l) 26,657,000 26,647,156
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $371,880,032) 371,872,090
TOTAL SHORT-TERM INVESTMENTS
(Cost $769,786,761) 769,778,853
TOTAL LONG POSITIONS
(Cost $1,300,286,218) 1,319,490,781
SHARES
SHORT POSITIONS - (6.7)%
COMMON STOCKS - (5.5)%
Automobiles - 0.0% (a)
Lucid Group, Inc. *
(13,438) (511,316)
Winnebago Industries, Inc.
(407) (30,492)
(541,808)
Banks - (0.5)%
First Interstate BancSystem , Inc.,
Class A (132,436) (5,386,172)
SouthState Corp.
(11,084) (887,939)
(6,274,111)
Biotechnology - (0.4)%
Avid Bioservices , Inc. *
(80,991) (2,363,317)
BioMarin Pharmaceutical, Inc. *
(2,384) (210,627)
Inovio Pharmaceuticals, Inc. *
(176,573) (881,099)
Ironwood Pharmaceuticals, Inc. *
(53,276) (621,198)
PTC Therapeutics, Inc. *
(20,944) (834,200)
(4,910,441)
Capital Markets - (0.6)%
Goldman Sachs Group, Inc. (The)
(20,142) (7,705,322)
Penson Worldwide, Inc. (3)*(c)
(212,307) –
WisdomTree Investments, Inc.
(81,766) (500,408)
(8,205,730)
Communications Equipment - (0.4)%
Harmonic, Inc. *
(185,762) (2,184,561)
Infinera Corp. *
(275,829) (2,645,200)
(4,829,761)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A *
(93,777) (691,136)
LendingTree , Inc. *
(1,463) (179,364)
(870,500)
Electrical Equipment - 0.0% (a)
Array Technologies, Inc. * (47,123) (739,360)
Electronic Equipment, Instruments & Components - (0.1)%
Insight Enterprises, Inc. * (15,908) (1,695,793)
Energy Equipment & Services - 0.0% (a)
Helix Energy Solutions Group,
Inc. * (6,062) (18,913)
Entertainment - (0.2)%
Bilibili , Inc., ADR (China) *
(22,356) (1,037,318)
Sea Ltd., ADR (Taiwan) *
(5,448) (1,218,772)
(2,256,090)
Health Care Equipment & Supplies - (0.3)%
Alphatec Holdings, Inc. *
(65,348) (746,928)
China Medical Technologies, Inc.,
ADR (China) (3)*(c) (35,303) –
Haemonetics Corp. *
(925) (49,062)
Varex Imaging Corp. *
(113,946) (3,594,996)
(4,390,986)
Health Care Providers & Services - (0.6)%
Anthem, Inc. (18,172) (8,423,449)
Health Care Technology - (0.1)%
Vocera Communications, Inc. * (14,746) (956,131)
Hotels, Restaurants & Leisure - (0.3)%
DraftKings , Inc., Class A *
(40,654) (1,116,765)
MakeMyTrip Ltd. (India) *
(37,662) (1,043,614)
Norwegian Cruise Line Holdings
Ltd. * (92,760) (1,923,843)
(4,084,222)
Household Durables - (0.1)%
GoPro, Inc., Class A * (86,472) (891,526)
Interactive Media & Services - (0.2)%
Eventbrite, Inc., Class A *
(124,628) (2,173,512)
JOYY, Inc., ADR (China)
(822) (37,344)
(2,210,856)
Internet & Direct Marketing Retail - (0.1)%
Etsy, Inc. *
(7,618) (1,667,885)
Groupon, Inc. *
(14,600) (338,136)
Pinduoduo , Inc., ADR (China) *
(1,322) (77,073)
(2,083,094)
IT Services - (0.2)%
Block, Inc. *
(15,420) (2,490,484)
Fastly , Inc., Class A *
(6,405) (227,058)
Limelight Networks, Inc. *
(23,805) (81,651)
(2,799,193)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Machinery - (0.2)%
Greenbrier Cos., Inc. (The) (50,932) (2,337,269)
Media - (0.4)%
Cable One, Inc.
(606) (1,068,651)
DISH Network Corp., Class A *
(20,067) (650,973)
ViacomCBS , Inc., Class A
(104,295) (3,480,324)
(5,199,948)
Metals & Mining - (0.1)%
Agnico Eagle Mines Ltd. (Canada)
(2,319) (123,178)
Ivanhoe Mines Ltd., Class A
(Canada) * (49,898) (407,089)
Kinross Gold Corp. (Canada)
(58,801) (341,199)
(871,466)
Oil, Gas & Consumable Fuels - 0.0% (a)
Scorpio Tankers, Inc. (Monaco) (6,910) (88,517)
Real Estate Management & Development - (0.2)%
Colliers International Group, Inc.
(Canada) (11,178) (1,661,610)
Realogy Holdings Corp. *
(8,806) (148,029)
Redfin Corp. *
(17,449) (669,867)
(2,479,506)
Software - (0.4)%
Avalara, Inc. *
(7,142) (922,104)
Five9, Inc. *
(6,505) (893,267)
Marathon Digital Holdings, Inc. *
(40,500) (1,330,830)
NortonLifeLock , Inc.
(29,186) (758,252)
Verint Systems, Inc. *
(7,024) (368,830)
Veritone , Inc. *
(12,011) (270,007)
Zendesk , Inc. *
(13,715) (1,430,337)
(5,973,627)
TOTAL COMMON STOCKS
(Proceeds $(75,381,710)) (73,132,297)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (1.2)%
Entertainment - (0.3)%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023 (2) $ (2,350,000) (4,241,750)
Hotels, Restaurants & Leisure - (0.7)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2) (6,200,000) (9,104,700)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Life Sciences Tools & Services - (0.2)%
Illumina, Inc.
0.00%, 8/15/2023 (2) $ (2,350,000) (2,680,469)
TOTAL CONVERTIBLE BONDS
(Proceeds $(12,058,848)) (16,026,919)
TOTAL SHORT POSITIONS
(Proceeds $(87,440,558)) (89,159,216)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.8%
(Cost $1,212,845,660) 1,230,331,565
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.2% (m) 95,219,810
NET ASSETS - 100.0% 1,325,551,375
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 28,281,240 2.1%
Consumer Discretionary 22,273,902 1.7
Consumer Staples 778 0.0 (a)
Energy 7,194,082 0.6
Financials 297,636,146 22.4
Health Care 21,985,255 1.6
Industrials 15,962,711 1.2
Information Technology 46,236,903 3.5
Materials 13,905,285 1.1
Real Estate 6,935,904 0.5
Utilities 140,506 0.0 (a)
Short-Term Investments 769,778,853 58.1
Total Investments In Securities
At Value 1,230,331,565 92.8
Other Assets in Excess of
Liabilities (m) 95,219,810 7.2
Net Assets
$ 1,325,551,375 100.0%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $199,337,308; additional securities sold but not yet settled totaling $1,075,521 were also segregated. In addition, $28,653,991 of cash collateral was pledged.
(c) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2021 amounted to $4,196,672, which represents approximately 0.32% of net assets of the fund.
(d) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at December 31, 2021 amounted to $3,301,016 which represents approximately 0.25% of net assets of the fund.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $108,129,948, which represents approximately 8.16% of net assets of the fund.
(f) Defaulted security.
(g) Payment in-kind security.
(h) Represents 7-day effective yield as of December 31, 2021.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended December 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2021
Shares
Held At
12/31/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.8%
INVESTMENT COMPANIES - 28.8%
Limited Purpose
Cash Investment
Fund,
0.01% (a)
(Cost $382,197,483) $267,534,637 $2,072,578,025 $(1,957,936,425) $(13,311) $34,591 $382,197,517 382,350,457 $34,540 $–
(a) Represents 7-day effective yield as of December 31, 2021.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
Credit default swap contracts outstanding - buy protection as of December 31, 2021:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
P REMI UM
PAID
(RECEIVED )
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
37.V1 5.00 % Quarterly 12/20/2026 2.93 % USD 46,475,000 $ (4,305,950) $ (48,738) $ (4,354,688)
$ (4,305,950) $ (48,738) $ (4,354,688)
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (98) 3/2022 USD $ (23,316,650) $ (323,267)
S&P 500 E-Mini Index (137) 3/2022 USD (32,595,725) (1,325)
U.S. Treasury 5 Year Note (1,164) 3/2022 USD (140,716,688) (657,501)
$ (982,093)
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 4,344,629 USD 3,404,960 CITI 3/16/2022 $ 29,170
CAD 3,036,838 USD 2,382,602 JPMC 3/16/2022 17,809
EUR 1,829,755 USD 2,068,524 CITI 3/16/2022 17,680
EUR 1,829,752 USD 2,068,524 JPMC 3/16/2022 17,678
USD 1,121,151 CAD 1,415,890 CITI 3/16/2022 1,988
Total unrealized appreciation 84,325
USD 10,491,016 CAD 13,383,170 CITI 3/16/2022 (87,458)
USD 8,125,816 CAD 10,356,214 JPMC 3/16/2022 (60,058)
USD 4,402,709 EUR 3,890,295 CITI 3/16/2022 (32,831)
USD 2,069,127 EUR 1,829,752 JPMC 3/16/2022 (17,074)
Total unrealized depreciation (197,421)
Net unrealized depreciation $ (113,096)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
Total Return Basket Swaps Outstanding at December 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-1.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
14-32 months
maturity ranging
from 01/25/2023
- 07/11/2024 $226,839 $15,373 $(39,227) $(23,854)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR plus
or minus a specified spread
(0.03%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
61 months
maturity
12/01/2026 $996,000 $(5,491) $(18,595) $(24,086)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Floating Rate plus or minus
a specified spread (-1.00%),
which is denominated in USD
based on the local currencies of
the positions within the swap.
40-61 months
maturity
07/03/2023 $404,308 $27,244 $(110) $27,134
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.02% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025 $590,124,879 $2,136,319 $5,486,791 $7,623,110
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Hong Kong
Seaspan Corp., 3.75%, 12/15/2025 5,725,000 7,026,014 27,849 0.4
Israel
Wix.com Ltd., 0.00%, 8/15/2025 7,525,000 6,718,921 (1,515,686) (19.9)
Panama
Copa Holdings SA, 4.50%, 4/15/2025 5,500,000 9,689,036 3,654,986 47.9
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,925,000 6,233,893 (1,316,718) (17.3)
Airbnb, Inc., 0.00%, 3/15/2026 10,500,000 10,274,250 391,125 5.1
Allegheny Technologies, Inc., 3.50%, 6/15/2025 4,650,000 6,020,632 1,519,934 19.9
American Airlines Group, Inc., 6.50%, 7/1/2025 12,675,000 17,916,112 (438,162) (5.7)
Blackline, Inc., 0.00%, 3/15/2026 9,550,000 8,871,950 (176,675) (2.3)
Box, Inc., 0.00%, 1/15/2026 8,700,000 10,451,310 1,180,590 15.5
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 6,739,800 (489,975) (6.4)
Ceridian HCM Holding, Inc., 0.25%, 3/15/2026 7,523,000 7,864,147 477,607 6.3
Chegg , Inc., 0.00%, 9/1/2026 12,745,000 10,546,488 (3,880,457) (50.9)
CNX Resources Corp., 2.25%, 5/1/2026 14,080,000 18,455,943 519,094 6.8
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 8,389,179 (434,672) (5.7)
Dropbox, Inc., 0.00%, 3/1/2028 5,500,000 5,400,312 (740,438) (9.7)
Enphase Energy, Inc., 0.00%, 3/1/2028 5,325,000 5,492,738 266,250 3.5
Evolent Health, Inc., 3.50%, 12/1/2024 3,300,000 5,426,127 656,409 8.6
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 11,457,319 181,362 2.4
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 8,500,000 9,371,302 1,052,333 13.8
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 7,588,022 (114,974) (1.5)
Innoviva , Inc., 2.50%, 8/15/2025 9,300,000 11,369,882 1,825,008 23.9
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/2026 9,400,000 8,266,360 (707,820) (9.3)
Ironwood Pharmaceuticals, Inc., 1.50%, 6/15/2026 5,400,000 6,132,783 (383,802) (5.0)
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/2026 11,950,000 13,997,882 1,511,040 19.8
Magnite , Inc., 0.25%, 3/15/2026 7,450,000 5,816,557 (664,586) (8.7)
Mandiant , Inc., 0.88%, 6/1/2024 5,175,000 5,385,856 520,036 6.8
Match Group Financeco 3, Inc., 2.00%, 1/15/2030 4,675,000 8,280,072 79,808 1.0
Oak Street Health, Inc., 0.00%, 3/15/2026 10,250,000 8,257,400 (1,725,383) (22.6)
Palo Alto Networks, Inc., 0.38%, 6/1/2025 4,141,000 7,846,024 3,279,561 43.0
Parsons Corp., 0.25%, 8/15/2025 9,900,000 9,827,178 (1,104,540) (14.5)
PROS Holdings, Inc., 2.25%, 9/15/2027 5,425,000 6,038,094 (768,719) (10.1)
Rapid7, Inc., 0.25%, 3/15/2027 5,475,000 7,060,264 (108,236) (1.4)
Redfin Corp., 0.00%, 10/15/2025 8,050,000 7,169,531 (997,194) (13.1)
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 8,139,600 (140,400) (1.8)
Stride, Inc., 1.13%, 9/1/2027 8,325,000 8,130,725 431,438 5.7
Twitter, Inc., 0.00%, 3/15/2026 9,475,000 8,485,810 (231,190) (3.0)
Veeco Instruments, Inc., 3.75%, 6/1/2027 3,675,000 8,032,424 3,747,404 49.2
Vonage Holdings Corp., 1.75%, 6/1/2024 11,600,000 15,509,094 (40,476) (0.5)
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 11,840,457 (1,975,713) (25.9)
Zogenix , Inc., 2.75%, 10/1/2027 7,500,000 7,441,879 552,679 7.3
SHARES
Short Positions
Common Stocks
Panama
Copa Holdings SA (83,359) (6,890,455) (1,086,551) (14.3)
United States
American Airlines Group, Inc. (513,929) (9,230,165) 528,857 6.9
Box, Inc. (212,642) (5,569,094) (382,733) (5.0)
CNX Resources Corp. (716,768) (9,855,560) 108,456 1.4
Evolent Health, Inc. (197,170) (5,455,694) (300,928) (3.9)
Innoviva , Inc. (332,661) (5,738,402) (1,084,118) (14.2)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
MACOM Technology Solutions Holdings, Inc. (87,744) (6,870,355) (1,068,980) (14.0)
Match Group, Inc. (42,440) (5,612,690) 374,774 4.9
Palo Alto Networks, Inc. (11,643) (6,482,357) (808,410) (10.6)
Veeco Instruments, Inc. (213,090) (6,066,672) (2,493,977) (32.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
07/15/2026
- 12/29/2026 $21,540,077 $(322,092) $65,213 $(256,879)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Afterpay Ltd. 41,126 2,482,663 (510,034) 198.6
AusNet Services Ltd. 3,258,339 6,095,317 121,158 (47.2)
Link Administration Holdings Ltd. 13 53 1 (0.0)
Sydney Airport 1,873,844 11,830,483 121,101 (47.1)
Short Positions
Common Stocks
Australia
Newcrest Mining Ltd. (63,180) (1,131,561) (54,318) 21.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
57-59 months
maturity
ranging from
08/05/2026
- 10/21/2026 $26,955,117 $(16,677) $(3,394) $(20,071)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Blue Prism Group plc 145,078 2,480,157 3,764 (18.8)
Meggitt plc 1,380,487 13,815,174 15,919 (79.3)
Playtech plc 127,518 1,264,310 (6,794) 33.9
Ultra Electronics Holdings plc 105,880 4,571,938 29,198 (145.5)
United States
Avast plc 586,894 4,823,538 (58,764) 292.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.05% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
57-61 months
maturity
ranging from
09/06/2024
- 10/15/2026 $110,445,073 $13,469,142 $5,061,230 $18,530,372
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Akamai Technologies, Inc., 0.38%, 9/1/2027 14,525,000 17,003,892 1,047,316 5.7
Block, Inc., 0.13%, 3/1/2025 2,200,000 3,265,184 443,642 2.4
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,525,000 12,694,831 7,632,215 41.2
DISH Network Corp., 3.38%, 8/15/2026 3,975,000 3,813,221 97,095 0.5
KBR, Inc., 2.50%, 11/1/2023 1,200,000 2,286,952 974,945 5.3
LivePerson , Inc., 0.00%, 12/15/2026 3,655,000 3,081,530 (681,209) (3.7)
Lumentum Holdings, Inc., 0.50%, 12/15/2026 8,850,000 11,009,253 963,453 5.2
SMART Global Holdings, Inc., 2.25%, 2/15/2026 2,275,000 4,245,147 1,781,891 9.6
Splunk , Inc., 1.13%, 9/15/2025 4,675,000 5,164,268 (908,912) (4.9)
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/2026 9,050,000 7,537,843 (1,661,312) (9.0)
Wayfair, Inc., 1.00%, 8/15/2026 4,975,000 7,478,551 3,103,730 16.7

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (73,151) (8,561,593) (470,751) (2.5)
Block, Inc. (12,698) (2,050,854) 432,799 2.3
Cleveland-Cliffs, Inc. (168,605) (3,670,531) (253,653) (1.4)
DISH Network Corp. (20,294) (658,337) 160,536 0.9
KBR, Inc. (38,719) (1,843,799) (472,885) (2.6)
LivePerson , Inc. (18,806) (671,750) 280,580 1.5
Lumentum Holdings, Inc. (56,810) (6,008,794) (780,801) (4.2)
SMART Global Holdings, Inc. (43,811) (3,110,143) (832,939) (4.5)
Splunk , Inc. (13,611) (1,575,065) 394,515 2.1
Tabula Rasa HealthCare, Inc. (16,502) (247,530) (23,159) (0.1)
Wayfair, Inc. (23,509) (4,466,005) 2,242,046 12.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(0.10% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
03/24/2025
- 08/19/2026 $144,526,841 $(251,994) $(1,018,020) $(1,270,014)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
7GC & Co. Holdings, Inc. 135,500 1,319,770 (17,615) 1.4
Accelerate Acquisition Corp. 232,414 2,259,064 20,917 (1.6)
Aequi Acquisition Corp. 171,000 1,667,250 (22,230) 1.8
AF Acquisition Corp. 278,582 2,707,817 27,858 (2.2)
Altitude Acquisition Corp. 192,600 1,906,740 (80,892) 6.4
Atlantic Coastal Acquisition Corp. 404,654 3,949,423 52,605 (4.1)
Build Acquisition Corp. 305,000 2,964,600 18,300 (1.4)
Cascade Acquisition Corp. 206,500 2,052,610 4,130 (0.3)
CompoSecure , Inc. 171,000 1,403,910 (323,190) 25.4
Conx Corp. 175,300 1,721,446 (49,084) 3.9
Corner Growth Acquisition Corp. 181,200 1,775,760 (27,180) 2.1
DPCM Capital, Inc. 214,298 2,104,406 (79,290) 6.2
East Resources Acquisition Co. 338,000 3,336,060 43,940 (3.5)
EG Acquisition Corp. 366,998 3,567,221 (3,670) 0.3
Epiphany Technology Acquisition Corp. 196,248 1,915,380 11,775 (0.9)
Forum Merger IV Corp. 233,634 2,275,595 2,336 (0.2)
G&P Acquisition Corp. 113,332 1,111,787 9,067 (0.7)
GigInternational1, Inc. 299,000 2,969,070 38,870 (3.1)
GO Acquisition Corp. 219,598 2,160,844 (79,055) 6.2
Golden Arrow Merger Corp. 382,886 3,702,508 (30,631) 2.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Graf Acquisition Corp. IV 365,000 3,525,900 (36,500) 2.9
GX Acquisition Corp. II 412,998 4,010,211 20,650 (1.6)
IG Acquisition Corp. 165,000 1,618,650 (4,950) 0.4
IRON SPARK I, Inc. 289,000 2,869,770 – 0.0
Kadem Sustainable Impact Corp. 303,094 2,936,981 21,217 (1.7)
Khosla Ventures Acquisition Co. III 150,500 1,468,880 (33,110) 2.6
Kingswood Acquisition Corp. 149,416 1,509,102 19,424 (1.5)
KINS Technology Group, Inc. 145,651 1,452,140 16,022 (1.3)
Landcadia Holdings IV, Inc. 329,046 3,191,746 – 0.0
Lefteris Acquisition Corp. 168,297 1,649,311 (67,319) 5.3
Lionheart Acquisition Corp. II 241,860 2,408,926 60,465 (4.8)
Lux Health Tech Acquisition Corp. 176,951 1,734,120 (134,483) 10.6
M3-Brigade Acquisition II Corp. 1,225,099 12,140,731 220,518 (17.4)
MedTech Acquisition Corp. 135,500 1,338,740 2,710 (0.2)
North Mountain Merger Corp. 154,020 1,518,637 (27,724) 2.2
Omnichannel Acquisition Corp. 371,000 3,691,450 7,420 (0.6)
Osiris Acquisition Corp. 408,000 3,949,440 20,400 (1.6)
OTR Acquisition Corp. 108,695 1,098,906 10,869 (0.9)
Pine Island Acquisition Corp. 185,620 1,830,213 (96,522) 7.6
Pine Technology Acquisition Corp. 639,999 6,297,590 118,400 (9.3)
PMV Consumer Acquisition Corp. 200,000 1,966,000 (18,000) 1.4
Property Solutions Acquisition Corp. II 196,400 1,907,044 5,892 (0.5)
PropTech Investment Corp. II 172,977 1,686,526 (31,136) 2.5
Recharge Acquisition Corp. 128,000 1,264,640 (11,520) 0.9
Stratim Cloud Acquisition Corp. 444,000 4,271,280 (8,880) 0.7
Tech and Energy Transition Corp. 367,499 3,572,090 11,025 (0.9)
Thayer Ventures Acquisition Corp. 114,800 1,159,480 18,942 (1.5)
Vistas Media Acquisition Co., Inc. 130,690 1,329,117 26,138 (2.1)
Yellowstone Acquisition Co. 156,000 1,586,520 10,920 (0.9)
Zanite Acquisition Corp. 127,113 1,294,010 6,356 (0.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
10/20/2025
- 12/28/2026 $658,035,822 $1,518,447 $252,325 $1,770,772
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Atotech Ltd. 284,749 7,266,794 184,762 10.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
Veoneer , Inc. 355,897 12,627,226 247,894 14.0
United States
Aerojet Rocketdyne Holdings, Inc. 378,475 17,697,491 (1,129,226) (63.8)
American National Group, Inc. 34,952 6,600,336 (10,259) (0.6)
Arena Pharmaceuticals, Inc. 173,324 16,108,733 241,194 13.6
Athene Holding Ltd. 80,014 6,667,567 2,567,877 145.0
Bottomline Technologies DE, Inc. 139,140 7,857,236 44,162 2.5
Cerner Corp. 230,053 21,365,022 281,752 15.9
Change Healthcare, Inc. 692,866 14,813,475 (908,593) (51.3)
CIT Group, Inc. 139,243 7,148,736 309,322 17.5
CMC Materials, Inc. 81,927 15,704,587 316,768 17.9
Coherent, Inc. 36,140 9,632,756 2,285,926 129.1
CyrusOne , Inc. 182,844 16,404,764 63,791 3.6
First Midwest Bancorp, Inc. 411,987 8,437,494 382,641 21.6
Flagstar Bancorp, Inc. 336,516 16,132,577 524,348 29.6
Forterra , Inc. 464,857 11,054,299 167,606 9.5
IHS Markit Ltd. 163,679 21,756,213 5,304,136 299.5
Intersect ENT, Inc. 145,938 3,985,567 (35,465) (2.0)
Investors Bancorp, Inc. 1,394,298 21,123,615 1,451,365 82.0
Kraton Corp. 163,632 7,579,434 151,918 8.6
Magellan Health, Inc. 97,706 9,281,093 161,804 9.1
McAfee Corp. 315,768 8,143,657 89,075 5.0
MGM Growth Properties LLC 184,084 7,519,831 169,252 9.6
Mimecast Ltd. 183,585 14,607,858 75,791 4.3
Momentive Global, Inc. 337,935 7,147,325 (61,733) (3.5)
NeoPhotonics Corp. 448,941 6,900,223 (28,636) (1.6)
Nuance Communications, Inc. 248,473 13,745,526 444,555 25.1
People's United Financial, Inc. 1,053,604 18,775,223 (376,513) (21.3)
PNM Resources, Inc. 351,382 16,026,533 (1,072,915) (60.6)
Rogers Corp. 50,563 13,803,699 161,130 9.1
RR Donnelley & Sons Co. 489,894 5,516,206 534,730 30.2
Sanderson Farms, Inc. 59,700 11,407,476 (277,761) (15.7)
Santander Consumer USA Holdings, Inc. 199,621 8,388,074 202,173 11.4
Sterling Bancorp 474,327 12,232,893 1,082,068 61.1
Umpqua Holdings Corp. 314,828 6,057,291 4,178 0.2
Welbilt , Inc. 431,034 10,245,678 1,404,519 79.3
Xilinx, Inc. 120,814 25,616,192 9,635,886 544.2
Short Positions
Common Stocks
United States
Advanced Micro Devices, Inc. (208,211) (29,961,563) (11,354,432) (641.2)
Apollo Global Management, Inc. (91,936) (6,658,924) (2,187,991) (123.6)
Citizens Financial Group, Inc. (414,107) (19,566,556) (1,578,465) (89.1)
Columbia Banking System, Inc. (187,918) (6,148,677) 3,971 0.2
Entegris , Inc. (36,919) (5,116,235) (166,753) (9.4)
First Citizens BancShares , Inc. (8,634) (7,164,839) (228,558) (12.9)
M&T Bank Corp. (124,325) (19,093,834) 391,856 22.1
New York Community Bancorp, Inc. (1,351,145) (16,497,480) (245,653) (13.9)
Old National Bancorp (467,028) (8,462,547) (279,113) (15.8)
S&P Global, Inc. (46,452) (21,922,092) (4,804,065) (271.3)
VICI Properties, Inc. (251,541) (7,573,900) (4,262) (0.2)
Webster Financial Corp. (219,613) (12,263,190) (910,520) (51.4)
Zendesk , Inc. (76,134) (7,940,015) (318,321) (18.0)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 34,202 $ – $ 34,202
BARC
Cash – 1,711,425 1,711,425
BNPP
Cash 51,540,000 – 51,540,000
CITG
Cash – 6,765,630 6,765,630
CITI
Cash (20,005) – (20,005)
Investment Companies 326,694 – 326,694
GSIN
Cash (17,750,676) – (17,750,676)
U.S. Treasury Bills 121,585,644 – 121,585,644
JPMC
Investment Companies 15,346,670 – 15,346,670
JPMS
Cash – 1,752,296 1,752,296

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
December 31, 2021
(a) For the period ended December 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of December 31, 2021.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 97.8%
ALTERNATIVE FUNDS - 65.4%
AQR Diversified Arbitrage Fund,
Class R6 (a) 418,888 5,060,167
AQR Equity Market Neutral Fund,
Class R6 (a) 688,458 5,060,167
AQR Macro Opportunities Fund,
Class R6 (a) 411,930 3,719,726
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 608,793 3,719,726
AQR Style Premia Alternative
Fund, Class R6 (a) 621,805 4,389,946
TOTAL ALTERNATIVE FUNDS
(Cost $21,809,341) 21,949,732
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $9,910,797) 1,034,291 10,891,089
TOTAL INVESTMENT COMPANIES
(Cost $31,720,138) 32,840,821
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 0.01% (b)
(Cost $658,523) 658,656 658,393
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $32,378,661) 33,499,214
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% 65,985
NET ASSETS - 100.0% 33,565,199
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 5,060,167 15.1%
Global Flex Allocation 10,891,089 32.4
Global Macro 3,719,726 11.1
Multi-Strategy 4,389,946 13.0
Relative Value Arbitrage 5,060,167 15.1
Systematic Trend 3,719,726 11.1
Short-Term Investments 658,393 2.0
Total Investments In Securities
At Value 33,499,214 99.8
Other Assets in Excess of
Liabilities 65,985 0.2
Net Assets
$ 33,565,199 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2021
Shares
Held At
12/31/2021
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 97.8%
ALTERNATIVE FUNDS - 65.4%
AQR Diversified
Arbitrage Fund $ 3,107,603 $ 2,059,985 $ (273,361) $ (1,434) $ 167,374 $ 5,060,167 418,888 $ 31,150 $ –
AQR Equity Market
Neutral Fund 3,107,603 2,089,622 (681,301) (94,485) 638,728 5,060,167 688,458 – 62,358
AQR Macro
Opportunities Fund 2,286,738 1,816,759 (190,937) (5,890) (186,944) 3,719,726 411,930 29,733 18,634
AQR Managed
Futures Strategy HV
Fund 2,284,396 2,012,971 (190,937) (18,022) (368,682) 3,719,726 608,793 311,231 –
AQR Style Premia
Alternative Fund 2,696,000 2,163,074 (738,132) 4,283 264,721 4,389,946 621,805 441,588 –
(115,548) 515,197 21,949,732 813,702 80,992
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset
Fund 6,688,549 4,957,111 (1,250,964) 5,215 491,178 10,891,089 1,034,291 497,561 91,102
TOTAL $(110,333) $1,006,375 $32,840,821 $1,311,263 $172,094
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 76.3%
COMMON STOCKS - 4.7%
Italy - 3.8%
A2A SpA 22,104 43,072
Assicurazioni Generali SpA (a) 454 9,595
Atlantia SpA *(a) 1,601 31,767
Azimut Holding SpA (a) 3,270 91,417
Banca Generali SpA 2,175 95,410
Banco BPM SpA 92,815 277,898
Brembo SpA 177 2,518
Buzzi Unicem SpA 13,919 299,898
Davide Campari-Milano NV 735 10,725
Enel SpA (a) 214 1,711
Eni SpA (a) 9,781 135,934
Hera SpA 45,907 190,806
Italgas SpA 27,298 187,643
Leonardo SpA *(a) 4,771 34,103
Poste Italiane SpA (b) 2,745 35,960
Prysmian SpA (a) 5,482 206,212
UniCredit SpA 15,584 239,547
Unipol Gruppo SpA 26,461 143,296
2,037,512
—
Spain - 0.0% (c)
Enagas SA (a) 988 22,953
United Kingdom - 0.3%
CNH Industrial NV 7,859 151,948
United States - 0.6%
Stellantis NV 18,449 348,291
TOTAL COMMON STOCKS
(Cost $1,928,066) 2,560,704
SHORT-TERM INVESTMENTS - 71.6%
INVESTMENT COMPANIES - 45.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(d)(e) 1,991,873 1,991,873
Limited Purpose Cash Investment
Fund, 0.01% (1)(d) 23,013,695 23,004,490
TOTAL INVESTMENT COMPANIES
(Cost $24,996,363) 24,996,363
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.9%
U.S. Treasury Bills
0.05%, 3/31/2022 (f) $ 3,460,000 3,459,560
0.06%, 4/7/2022 (f) 2,173,000 2,172,586
0.06%, 4/28/2022 (f) 2,063,000 2,062,497
0.07%, 5/12/2022 (f) 443,000 442,857
0.07%, 5/19/2022 (f)(g) 4,141,000 4,139,471
0.13%, 6/16/2022 (f)(g) 117,000 116,930
0.16%, 6/23/2022 (f)(g) 1,767,000 1,765,594
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,160,286) 14,159,495
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,156,649) 39,155,858
TOTAL LONG POSITIONS
(Cost $41,084,715) 41,716,562
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (4.6)%
COMMON STOCKS - (4.6)%
Italy - (4.4)%
Amplifon SpA (2,389) (128,548)
DiaSorin SpA (313) (59,547)
Ferrari NV (1,480) (380,962)
FinecoBank Banca Fineco SpA (18,372) (321,740)
Infrastrutture Wireless Italiane SpA
(b) (26,340) (319,400)
Interpump Group SpA (436) (31,937)
Intesa Sanpaolo SpA (120,614) (311,537)
Mediobanca Banca di Credito
Finanziario SpA (17,562) (201,620)
Moncler SpA (1,460) (105,512)
Nexi SpA *(b) (17,066) (270,435)
Pirelli & C SpA (b) (45) (312)
Recordati Industria Chimica e
Farmaceutica SpA (408) (26,199)
Salvatore Ferragamo SpA * (1,840) (47,177)
Snam SpA (15,071) (90,775)
Terna - Rete Elettrica Nazionale (9,358) (75,703)
(2,371,404)
—
United States - (0.2)%
Tenaris SA (12,835) (133,959)
TOTAL COMMON STOCKS
(Proceeds $(2,462,520)) (2,505,363)
TOTAL SHORT POSITIONS
(Proceeds $(2,462,520)) (2,505,363)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 71.7%
(Cost $38,622,195) 39,211,199
OTHER ASSETS IN EXCESS OF
LIABILITIES - 28.3% (h) 15,476,285
NET ASSETS - 100.0% 54,687,484
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (319,400) (0.6) %
Consumer Discretionary (183,152) (0.3)
Consumer Staples 10,725 0.0 (c)
Energy 1,975 0.0 (c)
Financials 58,226 0.1
Health Care (214,294) (0.4)
Industrials 392,092 0.7
Information Technology (270,435) (0.5)
Materials 299,897 0.6
Utilities 279,707 0.5
Short-Term Investments 39,155,858 71.6
Total Investments In Securities
At Value 39,211,199 71.7
Other Assets in Excess of
Liabilities (h) 15,476,285 28.3
Net Assets
$ 54,687,484 100.0%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $531,482. In addition,
$2,225,940 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $(554,187), which represents approximately (1.01)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of December 31, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 17 3/2022 USD $ 4,044,725 $ 107,319
$ 107,319
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 504 USD 547 CITI 3/16/2022 $ 7
CHF 496 USD 538 JPMC 3/16/2022 7
EUR 73,500 USD 83,285 CITI 3/16/2022 516
EUR 73,500 USD 83,286 JPMC 3/16/2022 516
SEK 139 USD 15 CITI 3/16/2022 –
SEK 137 USD 15 JPMC 3/16/2022 –
USD 12,839 HKD 100,000 CITI 3/16/2022 13
USD 12,839 HKD 100,000 JPMC 3/16/2022 13
Total unrealized appreciation 1,072
SEK 362 USD 40 CITI 3/16/2022 –
SEK 362 USD 40 JPMC 3/16/2022 –
USD 116 CAD 148 CITI 3/16/2022 (1)
USD 115 CAD 146 JPMC 3/16/2022 (1)
USD 304 DKK 2,000 CITI 3/16/2022 (3)
USD 304 DKK 2,000 JPMC 3/16/2022 (3)
USD 96,684 EUR 85,500 CITI 3/16/2022 (798)
USD 96,684 EUR 85,500 JPMC 3/16/2022 (798)
USD 12,824 HKD 100,000 CITI 3/16/2022 (3)
USD 12,824 HKD 100,000 JPMC 3/16/2022 (3)
USD 167 NOK 1,501 CITI 3/16/2022 (3)
USD 167 NOK 1,499 JPMC 3/16/2022 (3)
Total unrealized depreciation (1,616)
Net unrealized depreciation $ (544)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
Total Return Basket Swaps Outstanding at December 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(0.00% to 0.20%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
60 months
maturity
11/18/2026 $44,663 $469 $4 $473
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.70% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
41-60 months
maturity
ranging from
04/23/2025
- 12/02/2026 $7,298,589 $(52,102) $(2,762) $(54,864)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 1,792 68,298 1,143 (2.1)
Adecco Group AG (Registered) 6,725 342,688 13,511 (24.6)
Baloise Holding AG (Registered) 952 155,379 4,984 (9.1)
Barry Callebaut AG (Registered) 24 58,264 866 (1.6)
BKW AG 778 101,019 937 (1.7)
Bucher Industries AG (Registered) 224 110,380 5,791 (10.6)
DKSH Holding AG 1,278 105,340 3,063 (5.6)
dormakaba Holding AG 124 81,897 1,307 (2.4)
Galenica AG 2,411 181,064 5,980 (10.9)
Geberit AG (Registered) 136 110,858 3,807 (6.9)
Georg Fischer AG (Registered) 49 74,138 1,838 (3.4)
Holcim Ltd. 4,323 219,864 6,355 (11.6)
Kuehne + Nagel International AG (Registered) 333 107,245 5,702 (10.4)
Novartis AG (Registered) 5,171 454,386 1,498 (2.7)
OC Oerlikon Corp. AG (Registered) 10,275 105,083 2,550 (4.6)
Roche Holding AG 352 146,031 (350) 0.6
SGS SA (Registered) 10 33,337 758 (1.4)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Sonova Holding AG (Registered) 89 34,781 1,483 (2.7)
Swatch Group AG (The) 517 157,445 3,885 (7.1)
Swiss Life Holding AG (Registered) 92 56,210 190 (0.3)
Swisscom AG (Registered) 48 27,078 (209) 0.4
Tecan Group AG (Registered) 210 127,547 1,930 (3.5)
Temenos AG (Registered) 1,217 167,753 (1,631) 3.0
UBS Group AG (Registered) 17,677 317,290 4,012 (7.3)
United States
Swiss Re AG 564 55,674 174 (0.3)
Short Positions
Common Stocks
Austria
ams AG (6,375) (115,359) (76) 0.1
Switzerland
Alcon, Inc. (450) (39,692) (1,132) 2.1
Bachem Holding AG (Registered) (136) (106,494) (11,612) 21.2
Belimo Holding AG (Registered) (3) (1,905) (149) 0.3
Chocoladefabriken Lindt & Spruengli AG (27) (374,243) (19,422) 35.4
Cie Financiere Richemont SA (33) (4,931) (174) 0.3
Credit Suisse Group AG (Registered) (2,148) (20,826) (330) 0.6
Dufry AG (Registered) (7,147) (352,308) (27,202) 49.6
EMS- Chemie Holding AG (Registered) (174) (194,459) (1,766) 3.2
Flughafen Zurich AG (Registered) (944) (169,527) (5,501) 10.0
Givaudan SA (Registered) (66) (346,276) (2,348) 4.3
Helvetia Holding AG (Registered) (585) (68,723) (791) 1.4
Idorsia Ltd. (9,731) (198,306) (11,757) 21.4
Julius Baer Group Ltd. (298) (19,928) (708) 1.3
Logitech International SA (Registered) (951) (79,777) 183 (0.3)
Lonza Group AG (Registered) (110) (91,585) (1,273) 2.3
Nestle SA (Registered) (2,360) (329,497) 190 (0.3)
Partners Group Holding AG (57) (94,096) (2,366) 4.3
Schindler Holding AG (212) (56,907) (736) 1.3
SIG Combibloc Group AG (9,172) (255,479) (7,535) 13.7
Sika AG (Registered) (1,427) (593,086) (14,291) 26.0
Straumann Holding AG (Registered) (60) (126,875) (6,871) 12.5
Sulzer AG (Registered) (540) (53,048) (1,239) 2.3
VAT Group AG (97) (48,066) (1,887) 3.4
Zurich Insurance Group AG (361) (158,147) (2,883) 5.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
04/24/2025
- 12/29/2026 $3,525,026 $27,645 $1,091 $28,736

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 138 492,565 29,918 104.1
Carlsberg A/S 1,240 214,083 7,314 25.5
Coloplast A/S 349 61,450 2,800 9.7
Demant A/S 999 51,155 3,423 11.9
DSV A/S 550 128,166 7,795 27.1
Genmab A/S 323 128,926 6,727 23.4
GN Store Nord A/S 3,016 189,241 4,366 15.2
H Lundbeck A/S 5,377 138,445 7,259 25.3
ISS A/S 450 8,532 (10) (0.0)
Novo Nordisk A/S 1,133 127,265 (5,329) (18.5)
Pandora A/S 1,229 152,876 8,212 28.6
Royal Unibrew A/S 496 55,792 320 1.1
Short Positions
Common Stocks
Denmark
Ambu A/S (10,766) (284,156) (16,218) (56.4)
Chr Hansen Holding A/S (3,042) (239,863) (3,101) (10.8)
Novozymes A/S (3,280) (269,320) (6,972) (24.3)
Orsted A/S (1,769) (226,551) (1,756) (6.1)
ROCKWOOL International A/S (295) (128,820) (3,490) (12.1)
SimCorp A/S (665) (72,480) (3,135) (10.9)
Tryg A/S (6,575) (162,255) (1,149) (4.0)
Vestas Wind Systems A/S (12,907) (393,085) (9,329) (32.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
04/23/2025
- 12/28/2026 $10,187,265 $(86,832) $4,340 $(82,492)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 3,235 167,532 5,455 (6.6)
Etablissements Franz Colruyt NV 2,624 111,343 (2,622) 3.2
Proximus SADP 10,934 213,538 (6,947) 8.4
Solvay SA 956 111,141 3,456 (4.2)
UCB SA 624 71,215 1,777 (2.2)
Finland
Kone OYJ 1,826 131,031 2,382 (2.9)
Nokian Renkaat OYJ 2,723 102,890 1,014 (1.2)
Netherlands
Aegon NV 20,851 103,662 5,403 (6.5)
ASML Holding NV 343 274,750 16,108 (19.5)
ASR Nederland NV 5,978 275,307 6,369 (7.7)
Koninklijke Ahold Delhaize NV 11,228 385,304 1,635 (2.0)
Koninklijke KPN NV 36,969 114,904 1,545 (1.9)
Koninklijke Philips NV 2,967 109,813 3,700 (4.5)
NN Group NV 2,953 159,699 4,614 (5.6)
Signify NV 3,886 180,434 10,048 (12.2)
Spain
Acerinox SA 18,425 237,105 8,410 (10.2)
Banco de Sabadell SA 123,841 82,535 2,007 (2.4)
CaixaBank SA 64,261 175,538 8,319 (10.1)
Enagas SA 6,080 141,247 3,610 (4.4)
Endesa SA 9,365 215,596 5,875 (7.1)
Fluidra SA 3,356 133,845 9,614 (11.7)
Iberdrola SA 13,140 155,577 9,590 (11.6)
Industria de Diseno Textil SA 4,794 154,607 2,015 (2.4)
Mapfre SA 35,854 73,306 1,542 (1.9)
Red Electrica Corp. SA 7,825 169,211 2,149 (2.6)
Repsol SA 34,853 412,769 18,109 (22.0)
Telefonica SA 45,791 198,559 (2,437) 3.0
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (2,521) (151,991) 588 (0.7)
Elia Group SA/NV (1,202) (158,431) 1,673 (2.0)
Galapagos NV (1,639) (90,954) (1,145) 1.4
China
Prosus NV (4,489) (371,802) (16,351) 19.8
Finland
Orion OYJ (3,196) (132,758) (2,870) 3.5
Sampo OYJ (3,529) (176,620) (1,597) 1.9
Luxembourg
APERAM SA (1,886) (102,663) (4,697) 5.7
Netherlands
Argenx SE (1,025) (364,498) (41,234) 50.0
Heineken NV (1,517) (170,723) (2,417) 2.9
IMCD NV (1,336) (295,260) (7,387) 9.0
Koninklijke DSM NV (676) (152,240) (3,676) 4.5
Koninklijke Vopak NV (4,465) (156,551) (1,694) 2.1
SBM Offshore NV (10,574) (157,626) (6,212) 7.5
Wolters Kluwer NV (1,156) (136,062) (3,191) 3.9

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
ACS Actividades de Construccion y Servicios SA (11,091) (295,698) (20,928) 25.4
Aena SME SA (888) (139,846) (5,500) 6.7
Amadeus IT Group SA (4,765) (322,420) (20,358) 24.7
Banco Bilbao Vizcaya Argentaria SA (38,745) (229,796) (9,294) 11.3
Banco Santander SA (25,323) (84,100) (3,491) 4.2
Bankinter SA (27,994) (142,633) (4,830) 5.9
Cellnex Telecom SA (4,978) (288,364) (11,718) 14.2
Ferrovial SA (10,317) (322,651) (20,783) 25.2
Naturgy Energy Group SA (7,751) (252,103) (14,859) 18.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
41-60 months
maturity
ranging from
04/24/2025
- 12/02/2026 $2,056,008 $4,969 $827 $5,796
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 4,886 246,343 (2,371) (40.9)
Norway
Equinor ASA 8,378 221,844 (2,960) (51.1)
Leroy Seafood Group ASA 13,452 105,126 4,583 79.1
Norsk Hydro ASA 16,990 133,687 5,401 93.2
Orkla ASA 29,109 291,776 8,399 144.9
Telenor ASA 5,467 85,936 642 11.1
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (1,887) (124,720) 3,860 66.6
France
Adevinta ASA (13,395) (177,940) 68 1.2
Norway
Gjensidige Forsikring ASA (4,147) (100,610) (797) (13.8)
Mowi ASA (4,427) (104,773) (1,261) (21.8)
Salmar ASA (1,845) (127,249) (2,942) (50.8)
Schibsted ASA (2,795) (107,760) 525 9.1
TOMRA Systems ASA (2,730) (195,217) (7,969) (137.5)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
Subsea 7 SA (4,617) (33,027) (209) (3.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
41-62 months
maturity
ranging from
04/24/2025
- 12/29/2026 $5,875,056 $(43,485) $(1,548) $(45,033)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 4,021 49,050 2,194 (4.9)
Sweden
Axfood AB 2,078 59,822 2,085 (4.6)
Boliden AB 1,602 61,773 827 (1.8)
Electrolux AB 3,617 87,603 2,613 (5.8)
Getinge AB 8,163 355,761 17,485 (38.8)
H & M Hennes & Mauritz AB 11,649 228,578 10,538 (23.4)
Husqvarna AB 7,883 126,041 4,540 (10.1)
ICA Gruppen AB 833 49,264 38 (0.1)
Indutrade AB 877 26,776 3,010 (6.7)
Lifco AB 589 17,593 1,710 (3.8)
Saab AB 6,830 173,480 4,925 (10.9)
Securitas AB 9,875 135,845 3,742 (8.3)
Skanska AB 4,533 117,138 5,636 (12.5)
SKF AB 8,744 206,793 5,110 (11.3)
SSAB AB 21,481 124,160 2,073 (4.6)
Svenska Handelsbanken AB 31,821 343,920 13,610 (30.2)
Swedish Match AB 6,754 53,618 1,969 (4.4)
Swedish Orphan Biovitrum AB 5,708 116,726 1,070 (2.4)
Telefonaktiebolaget LM Ericsson 31,025 341,369 7,882 (17.5)
Telia Co. AB 7,004 27,392 246 (0.5)
Trelleborg AB 5,045 132,368 9,251 (20.5)
Volvo AB 141 3,261 45 (0.1)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (1,632) (46,392) (1,945) 4.3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
AAK AB (2,281) (49,180) (473) 1.1
Alfa Laval AB (1,915) (76,925) (4,451) 9.9
Assa Abloy AB (3,934) (119,912) (4,081) 9.1
Atlas Copco AB (2,937) (202,949) (10,402) 23.1
Beijer Ref AB (7,020) (153,060) (14,066) 31.2
BillerudKorsnas AB (2,839) (53,429) 3,590 (8.0)
Elekta AB (359) (4,539) (213) 0.5
Embracer Group AB (33,239) (352,632) (32,529) 72.2
Epiroc AB (7,228) (182,766) (7,130) 15.8
EQT AB (4,651) (252,131) 5,915 (13.1)
Essity AB (6,054) (197,511) (3,224) 7.2
Evolution AB (1,134) (160,281) (12,551) 27.9
Hexagon AB (7,129) (112,927) (7,116) 15.8
Hexpol AB (1,240) (16,582) (550) 1.2
Holmen AB (1,685) (80,696) (3,220) 7.2
Nibe Industrier AB (5,476) (82,742) (7,376) 16.4
Sandvik AB (1,194) (33,281) (1,895) 4.2
Sinch AB (18,561) (234,209) (22,803) 50.6
Skandinaviska Enskilda Banken AB (14,787) (205,296) (3,843) 8.5
Svenska Cellulosa AB SCA (9,388) (166,584) (4,455) 9.9
Sweco AB (2,749) (51,729) (4,788) 10.6
Swedbank AB (6,753) (135,707) (3,402) 7.6
Tele2 AB (4,575) (65,265) (3,076) 6.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.25% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2022
- 02/27/2023 $9,189,281 $(9,888) $216,109 $206,221
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 3,021 126,577 (9) (0.0)
ARC Resources Ltd. 10,525 95,686 (3,047) (1.5)
Atco Ltd. 4,546 153,456 77 0.0
Bank of Montreal 1,008 108,526 (596) (0.3)
Canadian Natural Resources Ltd. 2,309 97,566 (270) (0.1)
Canadian Tire Corp. Ltd. 1,108 158,928 (1,197) (0.6)
CI Financial Corp. 5,209 108,879 (1,602) (0.8)
Empire Co. Ltd. 4,406 134,240 (835) (0.4)
Fairfax Financial Holdings Ltd. 581 285,799 (2,921) (1.4)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Finning International, Inc. 7,975 200,991 565 0.3
Hydro One Ltd. 3,059 79,586 459 0.2
iA Financial Corp., Inc. 2,100 120,161 (99) (0.0)
Imperial Oil Ltd. 4,027 145,232 1,094 0.5
Kinross Gold Corp. 26,999 156,664 2,969 1.4
Magna International, Inc. 2,949 238,610 231 0.1
Manulife Financial Corp. 9,723 185,321 (774) (0.4)
Onex Corp. 2,664 209,085 (1,618) (0.8)
Quebecor, Inc. 4,760 107,434 1,308 0.6
Stantec , Inc. 2,748 154,394 (1,552) (0.8)
Suncor Energy, Inc. 7,962 199,215 70 0.0
TFI International, Inc. 791 88,714 (1,124) (0.5)
Toromont Industries Ltd. 1,171 105,866 512 0.2
Tourmaline Oil Corp. 3,979 128,465 (2,991) (1.5)
West Fraser Timber Co. Ltd. 1,313 125,264 (1,275) (0.6)
Chile
Lundin Mining Corp. 14,999 117,151 236 0.1
United States
BRP, Inc. 871 76,293 (154) (0.1)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (4,947) (212,280) 46 0.0
Canada
Air Canada (11,249) (187,906) 1,866 0.9
Algonquin Power & Utilities Corp. (14,144) (204,285) 2,451 1.2
Ballard Power Systems, Inc. (22,630) (284,273) (10,265) (5.0)
BCE, Inc. (4,192) (218,092) 365 0.2
Boralex , Inc. (3,917) (107,389) (1,727) (0.8)
Brookfield Asset Management, Inc. (4,421) (266,983) 5,570 2.7
CAE, Inc. (6,769) (170,757) 304 0.1
Cameco Corp. (3,906) (85,163) 1,904 0.9
Canada Goose Holdings, Inc. (2,068) (76,642) (407) (0.2)
Canadian Pacific Railway Ltd. (2,139) (153,845) 2,084 1.0
Canopy Growth Corp. (12,710) (110,928) 1,423 0.7
Dollarama , Inc. (2,448) (122,521) 575 0.3
Element Fleet Management Corp. (10,078) (102,616) 240 0.1
Emera , Inc. (4,117) (205,760) (417) (0.2)
Franco-Nevada Corp. (1,388) (191,958) (1,722) (0.8)
Innergex Renewable Energy, Inc. (11,532) (169,568) (1,093) (0.5)
Keyera Corp. (5,944) (134,062) 740 0.4
Restaurant Brands International, Inc. (2,503) (151,769) 1,144 0.6
Saputo, Inc. (5,268) (118,691) 788 0.4
Shopify, Inc. (79) (108,774) 2,484 1.2
TC Energy Corp. (2,118) (98,503) 2,626 1.3
TMX Group Ltd. (867) (87,903) (510) (0.2)
WSP Global, Inc. (651) (94,504) (529) (0.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.50% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 12/26/2023 $1,059,801 $5,268 $2,354 $7,622
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 9,260 28,498 529 6.9
Yangzijiang Shipbuilding Holdings Ltd. 387,216 384,733 5,422 71.1
Singapore
Genting Singapore Ltd. 147,719 84,969 562 7.4
Oversea-Chinese Banking Corp. Ltd. 4,200 35,548 266 3.5
SATS Ltd. 3,300 9,522 69 0.9
Singapore Technologies Engineering Ltd. 9,694 27,053 292 3.8
United Overseas Bank Ltd. 3,100 61,912 420 5.5
Venture Corp. Ltd. 1,400 19,024 84 1.1
Short Positions
Common Stocks
Singapore
City Developments Ltd. (15,938) (80,637) (1,155) (15.2)
DBS Group Holdings Ltd. (4,935) (119,521) (499) (6.6)
Keppel Corp. Ltd. (30,100) (114,470) (554) (7.3)
Singapore Telecommunications Ltd. (41,100) (70,753) 6 0.1
UOL Group Ltd. (4,400) (23,161) (174) (2.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-1.88% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
19-24 months
maturity
07/20/2023 $5,382,492 $2,294 $287 $2,581

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 11,392 50,897 1,413 54.8
ALS Ltd. 5,978 56,914 760 29.5
AMP Ltd. 82,024 60,291 6,229 241.3
Ampol Ltd. 3,042 65,686 3,103 120.2
Aurizon Holdings Ltd. 74,461 189,178 4,363 169.0
Australia & New Zealand Banking Group Ltd. 2,329 46,653 (120) (4.6)
BlueScope Steel Ltd. 14,390 219,683 (775) (30.0)
Brambles Ltd. 12,411 96,016 (678) (26.3)
Coles Group Ltd. 7,012 91,493 2,277 88.2
Harvey Norman Holdings Ltd. 31,599 113,578 (1,620) (62.8)
Incitec Pivot Ltd. 39,940 94,406 1,210 46.9
JB Hi-Fi Ltd. 5,468 192,279 2,647 102.6
Mineral Resources Ltd. 1,794 73,277 8,627 334.3
Newcrest Mining Ltd. 3,320 59,462 2,311 89.5
Sonic Healthcare Ltd. 3,770 127,865 8,500 329.3
South32 Ltd. 49,298 144,176 4,224 163.7
Suncorp Group Ltd. 17,835 143,591 3,020 117.0
Tabcorp Holdings Ltd. 18,197 66,479 1,824 70.7
Telstra Corp. Ltd. 74,113 225,244 4,644 179.9
Treasury Wine Estates Ltd. 8,071 72,771 1,592 61.7
Westpac Banking Corp. 4,684 72,665 933 36.2
Short Positions
Common Stocks
Australia
APA Group (18,445) (134,940) (2,567) (99.4)
Cochlear Ltd. (664) (104,215) (3,830) (148.4)
Commonwealth Bank of Australia (1,355) (99,608) (1,708) (66.2)
CSL Ltd. (461) (97,502) (6,137) (237.8)
Domino's Pizza Enterprises Ltd. (549) (47,122) (593) (23.0)
Evolution Mining Ltd. (21,037) (62,412) (1,448) (56.1)
IDP Education Ltd. (5,872) (147,929) (579) (22.4)
IGO Ltd. (8,038) (67,318) (3,493) (135.3)
Insurance Australia Group Ltd. (25,492) (79,000) 550 21.3
Lendlease Corp. Ltd. (10,699) (83,308) (1,335) (51.7)
Lynas Rare Earths Ltd. (8,403) (62,356) (4,035) (156.3)
Macquarie Group Ltd. (1,395) (208,532) (169) (6.5)
Magellan Financial Group Ltd. (3,034) (46,883) 17,482 677.3
Medibank Pvt Ltd. (21,418) (52,166) 507 19.6
Northern Star Resources Ltd. (15,397) (105,891) (31) (1.2)
Orica Ltd. (11,754) (117,214) (137) (5.3)
OZ Minerals Ltd. (3,452) (71,167) (2,046) (79.3)
Pilbara Minerals Ltd. (54,310) (126,687) (18,019) (698.1)
Pro Medicus Ltd. (2,460) (111,646) (4,529) (175.5)
Qantas Airways Ltd. (16,279) (59,384) (2,747) (106.4)
REA Group Ltd. (502) (61,215) (3,564) (138.1)
Reece Ltd. (3,140) (61,752) (4,635) (179.6)
Santos Ltd. (16,513) (76,067) (72) (2.8)
SEEK Ltd. (3,075) (73,307) (225) (8.7)
Sydney Airport (18,988) (119,880) (1,468) (56.9)
Transurban Group (11,716) (117,679) (2,313) (89.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Washington H Soul Pattinson & Co. Ltd. (2,591) (55,843) 3,486 135.1
New Zealand
Xero Ltd. (593) (60,699) (2,702) (104.7)
United States
James Hardie Industries plc (2,470) (99,423) (1,572) (60.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
20-24 months
maturity
08/21/2023 $17,051,843 $(41,825) $3,344 $(38,481)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 4,111 174,148 5,667 (14.7)
Carrefour SA 10,945 200,660 6,360 (16.5)
Cie de Saint-Gobain 3,636 255,780 13,294 (34.5)
Eiffage SA 1,431 147,542 8,393 (21.8)
Electricite de France SA 26,444 311,016 10,265 (26.7)
Ipsen SA 2,177 199,217 (13,044) 33.9
La Francaise des Jeux SAEM 4,082 180,905 7,511 (19.5)
Orange SA 14,234 152,050 1,244 (3.2)
Publicis Groupe SA 5,026 338,622 13,172 (34.2)
Rexel SA 9,742 197,300 7,317 (19.0)
Rubis SCA 6,743 201,638 3,027 (7.9)
Sodexo SA 2,999 262,916 9,038 (23.5)
Thales SA 2,277 193,697 4,801 (12.5)
Vivendi SE 11,068 149,716 5,844 (15.2)
Germany
Aurubis AG 1,568 156,740 3,505 (9.1)
BASF SE 3,655 256,528 6,040 (15.7)
Bayerische Motoren Werke AG 1,452 145,261 1,559 (4.1)
Brenntag SE 2,509 226,572 9,666 (25.1)
Covestro AG 3,802 234,006 9,051 (23.5)
Deutsche Bank AG (Registered) 23,045 287,026 247 (0.6)
Deutsche Post AG (Registered) 4,753 305,717 15,037 (39.1)
Rheinmetall AG 1,820 171,280 2,889 (7.5)
Luxembourg
Eurofins Scientific SE 1,847 228,828 4,848 (12.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
STMicroelectronics NV 5,249 258,119 10,809 (28.1)
Short Positions
Common Stocks
France
Accor SA (5,952) (192,925) (13,794) 35.8
Aeroports de Paris (2,323) (299,676) (13,434) 34.9
Air Liquide SA (903) (157,487) (405) 1.1
Alstom SA (11,295) (401,091) (26,831) 69.7
Danone SA (2,516) (156,393) 52 (0.1)
Getlink SE (13,888) (230,017) (15,277) 39.7
L'Oreal SA (504) (240,314) (3,280) 8.5
Pernod Ricard SA (1,261) (303,369) (2,584) 6.7
Remy Cointreau SA (1,550) (376,757) (6,844) 17.8
Safran SA (2,057) (251,825) (13,287) 34.5
SOITEC (688) (168,568) (6,555) 17.0
Germany
Carl Zeiss Meditec AG (1,236) (259,284) 108 (0.3)
CTS Eventim AG & Co. KGaA (2,340) (171,038) (9,481) 24.6
Deutsche Telekom AG (Registered) (10,274) (189,838) (2,023) 5.3
Evotec SE (4,395) (212,164) (6,558) 17.0
Fraport AG Frankfurt Airport Services Worldwide (2,293) (153,531) (4,386) 11.4
Fresenius Medical Care AG & Co. KGaA (3,039) (197,013) (8,788) 22.8
Hannover Rueck SE (1,446) (274,157) (1,527) 4.0
Nemetschek SE (1,270) (162,387) (6,407) 16.7
Rational AG (209) (213,758) (6,948) 18.1
RWE AG (3,776) (152,991) (2,738) 7.1
Siemens AG (Registered) (1,092) (189,138) (5,236) 13.6
Siemens Healthineers AG (2,344) (174,767) (4,064) 10.6
Zalando SE (2,646) (213,152) (2,747) 7.1
Saudi Arabia
Delivery Hero SE (3,795) (420,071) (20,666) 53.7
United States
Schneider Electric SE (1,816) (357,018) (11,997) 31.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-6.25% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
20-24 months
maturity
07/19/2023 $15,454,885 $(19,034) $22,281 $3,247
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 6,512 429,442 (317) (9.8)
Netherlands
Royal Dutch Shell plc 9,899 216,931 3,275 100.9
Russia
Evraz plc 32,327 264,300 1,702 52.4
South Africa
Anglo American plc 3,308 136,065 4,236 130.5
United Kingdom
Barclays plc 109,224 278,222 10,702 329.6
Barratt Developments plc 19,870 201,770 7,888 242.9
BP plc 38,452 172,289 (1,402) (43.2)
British American Tobacco plc 4,975 184,730 (1,215) (37.4)
Centrica plc 273,320 265,047 18,461 568.6
DCC plc 3,264 267,201 (1,263) (38.9)
GlaxoSmithKline plc 9,664 210,412 (617) (19.0)
Imperial Brands plc 13,969 306,128 5,776 177.9
Inchcape plc 15,830 194,876 10,997 338.7
Indivior plc 100,232 348,669 6,897 212.4
Intertek Group plc 1,852 141,284 2,215 68.2
Kingfisher plc 52,515 241,556 1,651 50.8
Lloyds Banking Group plc 215,338 139,839 4,344 133.8
M&G plc 71,951 194,650 5,027 154.8
Man Group plc 62,525 192,450 6,889 212.2
Royal Mail plc 53,324 365,601 7,105 218.8
Sage Group plc (The) 26,312 304,455 14,603 449.7
Spectris plc 3,617 180,038 5,043 155.3
Tate & Lyle plc 22,968 206,640 2,902 89.4
Tesco plc 32,809 129,172 2,345 72.2
Unilever plc 3,889 208,631 (469) (14.5)
Vodafone Group plc 90,716 136,640 (2,558) (78.8)
Short Positions
Common Stocks
United Kingdom
Abcam plc (6,043) (141,751) (6,966) (214.5)
Admiral Group plc (6,999) (299,588) (5,048) (155.5)
AstraZeneca plc (4,374) (510,750) (6,589) (202.9)
Auto Trader Group plc (16,032) (160,559) (4,599) (141.6)
BT Group plc (89,581) (206,081) (3,069) (94.5)
Croda International plc (2,801) (383,657) (7,381) (227.3)
Dechra Pharmaceuticals plc (1,832) (132,407) (8,239) (253.7)
easyJet plc (19,033) (144,574) (13,399) (412.7)
Experian plc (3,259) (160,525) (5,485) (168.9)
Halma plc (4,561) (197,760) (8,252) (254.1)
Hargreaves Lansdown plc (10,300) (189,274) (1,198) (36.9)
Informa plc (31,359) (219,563) (6,452) (198.7)
Legal & General Group plc (34,148) (137,900) (5,047) (155.4)
National Grid plc (11,095) (159,982) 1,314 40.5
Ocado Group plc (27,320) (621,567) 14,631 450.6
Prudential plc (9,205) (159,181) (364) (11.2)
Reckitt Benckiser Group plc (3,266) (281,149) (5,657) (174.2)
RELX plc (4,850) (158,338) (4,665) (143.7)
Rentokil Initial plc (21,401) (169,405) (14,134) (435.3)
Rolls-Royce Holdings plc (128,491) (214,469) (15,544) (478.7)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Severn Trent plc (9,885) (394,727) (2,771) (85.3)
St James's Place plc (8,059) (184,166) (7,907) (243.5)
United Utilities Group plc (21,958) (324,000) 3,527 108.6
Whitbread plc (4,408) (179,307) (13,867) (427.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
20-24 months
maturity
07/20/2023 $3,112,683 $28,692 $4,273 $32,965
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 35,000 114,783 3,017 9.2
Chow Tai Fook Jewellery Group Ltd. 2,600 4,685 103 0.3
SITC International Holdings Co. Ltd. 6,000 21,700 (1,422) (4.3)
Hong Kong
ASM Pacific Technology Ltd. 7,100 76,728 3,309 10.0
Bank of East Asia Ltd. (The) 30,400 43,685 421 1.3
CK Asset Holdings Ltd. 10,728 67,672 2,664 8.1
CLP Holdings Ltd. 13,000 131,362 2,987 9.1
HKT Trust & HKT Ltd. 46,000 61,809 456 1.4
Kerry Properties Ltd. 35,000 91,153 484 1.5
Man Wah Holdings Ltd. 9,200 14,267 (151) (0.5)
New World Development Co. Ltd. 17,250 68,298 1,710 5.2
Sino Land Co. Ltd. 40,000 49,806 1,501 4.6
Sun Hung Kai Properties Ltd. 4,500 54,604 575 1.7
Swire Pacific Ltd. 9,500 54,036 1,100 3.3
WH Group Ltd. 158,000 99,185 302 0.9
Xinyi Glass Holdings Ltd. 35,000 87,669 2,653 8.0
Macau
Sands China Ltd. 1,600 3,713 315 1.0
SJM Holdings Ltd. 11,000 7,411 364 1.1
United Kingdom
CK Hutchison Holdings Ltd. 54,000 347,675 2,455 7.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (96,800) (254,483) 10,558 32.0
ESR Cayman Ltd. (43,200) (146,129) 5,395 16.4
Hong Kong
AIA Group Ltd. (19,800) (199,838) 2,413 7.3
Hang Lung Properties Ltd. (49,000) (100,796) (3,142) (9.5)
Hang Seng Bank Ltd. (7,100) (130,012) 884 2.7
Henderson Land Development Co. Ltd. (2,000) (8,531) (182) (0.6)
Hong Kong & China Gas Co. Ltd. (6,000) (9,359) (202) (0.6)
MTR Corp. Ltd. (46,000) (246,930) (6,237) (18.9)
Power Assets Holdings Ltd. (9,000) (56,100) (236) (0.7)
Swire Properties Ltd. (4,400) (11,030) (219) (0.7)
Techtronic Industries Co. Ltd. (7,000) (139,544) 283 0.9
Wharf Real Estate Investment Co. Ltd. (50,000) (254,062) 1,461 4.4
Macau
Galaxy Entertainment Group Ltd. (30,000) (155,628) (4,927) (14.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-3.00% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
19-24 months
maturity
07/20/2023 $46,492,310 $(6,093) $3,852 $(2,241)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 7,200 276,247 (6,818) 304.2
DeNA Co. Ltd. 17,400 267,940 6,591 (294.1)
Iida Group Holdings Co. Ltd. 14,800 344,210 15,090 (673.4)
Japan Post Holdings Co. Ltd. 33,800 263,311 1,829 (81.6)
Japan Post Insurance Co. Ltd. 18,800 302,001 2,407 (107.4)
Mitsubishi Electric Corp. 27,400 347,789 (7,489) 334.2
Mizuho Financial Group, Inc. 54,030 686,249 (5,562) 248.2
Nihon Unisys Ltd. 8,400 235,734 (1,944) 86.7
Nippon Telegraph & Telephone Corp. 10,100 276,217 (7,165) 319.7
Resona Holdings, Inc. 102,900 399,888 (2,067) 92.2
SCREEN Holdings Co. Ltd. 2,500 268,633 11,770 (525.2)
Sekisui House Ltd. 13,500 290,463 11,785 (525.9)
Shimamura Co. Ltd. 4,800 402,819 (4,241) 189.2
Sumitomo Heavy Industries Ltd. 11,400 276,710 14,503 (647.1)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Taisei Corp. 10,275 312,464 (7,374) 329.0
Takeda Pharmaceutical Co. Ltd. 10,500 286,737 (44) 2.0
Toyo Suisan Kaisha Ltd. 5,900 250,151 (381) 17.0
Toyoda Gosei Co. Ltd. 11,300 245,785 7,436 (331.8)
Toyota Boshoku Corp. 13,100 257,027 (1,741) 77.7
Yamada Holdings Co. Ltd. 86,400 295,376 5,466 (243.9)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (12,900) (304,004) 9,656 (430.9)
ANA Holdings, Inc. (12,700) (265,492) (6,103) 272.3
Chugai Pharmaceutical Co. Ltd. (7,700) (250,989) (9,289) 414.5
Daiichi Sankyo Co. Ltd. (10,500) (267,240) (10,705) 477.7
Daikin Industries Ltd. (1,300) (294,475) 833 (37.2)
Denso Corp. (6,600) (546,948) (12,347) 551.0
East Japan Railway Co. (4,300) (264,345) 3,340 (149.0)
Fast Retailing Co. Ltd. (500) (284,222) 11,525 (514.3)
Harmonic Drive Systems, Inc. (6,200) (261,455) 23,933 (1068.0)
JSR Corp. (7,500) (285,026) (922) 41.1
Keyence Corp. (400) (251,503) 172 (7.7)
Kikkoman Corp. (5,400) (454,740) (22,998) 1026.3
Kobe Bussan Co. Ltd. (9,900) (383,303) (27,544) 1229.1
Lasertec Corp. (1,000) (306,302) (33,957) 1515.2
M3, Inc. (5,900) (297,486) (12,702) 566.8
Mercari , Inc. (4,700) (239,124) 7,782 (347.3)
MonotaRO Co. Ltd. (13,600) (244,610) 4,041 (180.3)
Nidec Corp. (4,300) (508,666) 2,015 (89.9)
Nippon Paint Holdings Co. Ltd. (36,800) (401,885) 10,465 (467.0)
Nitori Holdings Co. Ltd. (1,700) (254,272) 21,737 (970.0)
Odakyu Electric Railway Co. Ltd. (14,100) (262,140) 8,381 (374.0)
Oriental Land Co. Ltd. (2,900) (489,019) 3,969 (177.1)
Rakuten Group, Inc. (32,500) (326,081) (11,220) 500.7
SoftBank Corp. (29,600) (373,865) 7,063 (315.2)
Sony Group Corp. (3,100) (391,463) (16,870) 752.8
Sysmex Corp. (2,100) (283,461) (14,976) 668.3
Tokio Marine Holdings, Inc. (7,500) (417,522) (2,798) 124.9
Toyota Motor Corp. (25,100) (463,913) (5,404) 241.1
Yaskawa Electric Corp. (8,600) (421,965) 630 (28.1)
Z Holdings Corp. (41,900) (241,763) 2,474 (110.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-5.58% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
7-12 months
maturity
07/20/2022 $116,371,603 $489,069 $(22,557) $466,512

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 1,982 278,947 7,195 1.5
Allstate Corp. (The) 2,458 289,184 8,627 1.8
Arrow Electronics, Inc. 2,638 354,204 23,874 5.1
Capital One Financial Corp. 2,227 323,115 2,249 0.5
Cisco Systems, Inc. 4,261 270,020 12,400 2.7
Citigroup, Inc. 7,185 433,902 5,655 1.2
Coca-Cola Co. (The) 7,214 427,141 10,301 2.2
Delta Air Lines, Inc. 7,609 297,360 17,620 3.8
Global Payments, Inc. 2,462 332,813 16,073 3.4
Intel Corp. 6,937 357,256 6,105 1.3
International Paper Co. 7,443 349,672 8,455 1.8
Johnson & Johnson 1,784 305,189 5,067 1.1
ManpowerGroup , Inc. 3,102 301,918 11,423 2.4
MDU Resources Group, Inc. 8,712 268,678 13,765 3.0
Mosaic Co. (The) 7,999 314,281 22,637 4.9
Owens Corning 3,865 349,782 13,437 2.9
Schneider National, Inc. 11,692 314,632 15,433 3.3
SS&C Technologies Holdings, Inc. 3,664 300,375 7,401 1.6
Texas Roadhouse, Inc. 5,368 479,255 27,935 6.0
Tyson Foods, Inc. 3,789 330,249 6,555 1.4
Walmart, Inc. 4,005 579,483 23,790 5.1
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (15,917) (285,869) (14,416) (3.1)
Amphenol Corp. (3,480) (304,361) (17,330) (3.7)
Aon plc (1,051) (315,889) (8,597) (1.8)
Beyond Meat, Inc. (5,851) (381,251) 23,743 5.1
Cable One, Inc. (170) (299,786) (14,535) (3.1)
CenterPoint Energy, Inc. (12,239) (341,590) (11,382) (2.4)
Charter Communications, Inc. (515) (335,765) (1,015) (0.2)
Clarivate plc (11,994) (282,099) 3,517 0.8
DraftKings , Inc. (9,652) (265,140) 11,595 2.5
First Financial Bankshares , Inc. (5,625) (285,975) (6,300) (1.4)
First Republic Bank (1,487) (307,080) (10,662) (2.3)
Home Depot, Inc. (The) (780) (323,708) (21,083) (4.5)
Hormel Foods Corp. (9,255) (451,737) (5,923) (1.3)
Insulet Corp. (1,024) (272,456) (2,674) (0.6)
Liberty Broadband Corp. (1,696) (273,226) (9,481) (2.0)
NextEra Energy, Inc. (3,658) (341,511) (8,852) (1.9)
Norwegian Cruise Line Holdings Ltd. (14,363) (297,889) (5,889) (1.3)
NVIDIA Corp. (991) (291,463) (15,955) (3.4)
PepsiCo, Inc. (1,679) (291,659) (9,083) (1.9)
PNC Financial Services Group, Inc. (The) (1,660) (332,863) (5,378) (1.2)
Post Holdings, Inc. (2,645) (298,171) (17,801) (3.8)
Progressive Corp. (The) (2,678) (274,897) (4,146) (0.9)
Public Service Enterprise Group, Inc. (3,992) (266,386) (10,539) (2.3)
Realty Income Corp. (4,004) (286,646) (15,255) (3.3)
SVB Financial Group (458) (310,634) (10,938) (2.3)
Trex Co., Inc. (2,282) (308,138) (14,650) (3.1)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Uber Technologies, Inc. (6,413) (268,897) (14,429) (3.1)
Wayfair, Inc. (1,952) (370,821) 21,206 4.5
Welltower , Inc. (3,735) (320,351) (9,599) (2.1)
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 74,095 $ – $ 74,095
JPMC
Investment Companies 1,917,778 – 1,917,778
JPMS
Cash – 77,180 77,180
MLIN
Cash (100,010) – (100,010)
MSIP
Cash 10,814,808 – 10,814,808
U.S. Treasury Bills 1,288,186 – 1,288,186

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 87.4%
INVESTMENT COMPANIES - 28.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 618,096 618,096
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 85,406,199 85,372,036
TOTAL INVESTMENT COMPANIES
(Cost $85,990,132) 85,990,132
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 59.2%
U.S. Treasury Bills
0.05%, 1/13/2022 (c) $ 5,212,000 5,211,978
0.05%, 1/20/2022 (c)(d) 23,374,000 23,373,862
0.05%, 1/27/2022 (c) 558,000 557,990
0.06%, 2/3/2022 (c) 152,000 151,996
0.05%, 2/10/2022 (c)(d) 21,617,000 21,616,258
0.05%, 2/17/2022 (c)(d) 7,020,000 7,019,737
0.05%, 3/17/2022 (c)(d) 6,941,000 6,940,222
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 59.2% (continued)
0.04%, 3/24/2022 (c)(d) $ 13,273,000 13,271,348
0.05%, 3/31/2022 (c)(d) 6,988,000 6,987,111
0.05%, 4/7/2022 (c)(d) 1,487,000 1,486,717
0.06%, 4/21/2022 (c)(d) 4,319,000 4,318,044
0.06%, 4/28/2022 (c)(d) 37,047,000 37,037,976
0.09%, 6/2/2022 (c)(d) 12,028,000 12,022,675
0.11%, 6/9/2022 (c)(d) 25,916,000 25,903,568
0.13%, 6/16/2022 (c)(d) 1,199,000 1,198,283
0.16%, 6/23/2022 (c)(d) 6,247,000 6,242,030
0.21%, 6/30/2022 (c)(d) 7,150,000 7,143,460
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $180,485,018) 180,483,255
TOTAL SHORT-TERM INVESTMENTS
(Cost $266,475,150) 266,473,387
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.4%
(Cost $266,475,150) 266,473,387
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.6% (e) 38,464,588
NET ASSETS - 100.0% 304,937,975
(a) Represents 7-day effective yield as of December 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/28/2022 HKD 1,172,550 $ 1,613
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/28/2022 HKD 5,862,750 7,706
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/18/2022 CHF 767,880 24,889
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/18/2022 CHF 2,943,540 89,127

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.67%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 CAD 520,984 $ 3,586
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 170,624 3,885
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 94,728 893
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 245,123 6,572
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 1,239,337 2,240
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 487,073 16,723
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 SEK 1,540,636 5,493

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 CHF 1,097,769 $ 27,333
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 GBP 89,673 914
190,974
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 AUD 1,428,215 (59)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.50%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 HKD 1,095,810 (3,008)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 JPY 1,042,314,126 (18,136)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 SGD 153,451 (2,927)
(24,130)
$ 166,844

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 10 1/2022 EUR $ 1,816,340 $ 33,250
CAC 40 10 Euro Index 45 1/2022 EUR 3,659,537 98,929
IBEX 35 Index 10 1/2022 EUR 988,719 41,495
MSCI Singapore Index 15 1/2022 SGD 378,618 2,185
OMXS30 Index 61 1/2022 SEK 1,633,145 72,287
DAX Index 6 3/2022 EUR 2,707,808 50,865
FTSE 100 Index 46 3/2022 GBP 4,560,164 63,901
FTSE/MIB Index 3 3/2022 EUR 465,328 10,700
S&P 500 E-Mini Index 467 3/2022 USD 111,110,975 2,036,287
S&P/TSX 60 Index 20 3/2022 CAD 4,050,437 67,611
SPI 200 Index 13 3/2022 AUD 1,737,226 17,901
2,495,411
Short Contracts
TOPIX Index (5) 3/2022 JPY (865,861) 196
196
$ 2,495,607
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,499,876 USD 1,073,726 CITI 3/16/2022 $ 17,705
AUD 1,499,875 USD 1,073,727 JPMC 3/16/2022 17,704
CAD 3,222,709 USD 2,528,735 CITI 3/16/2022 18,594
CAD 3,222,701 USD 2,529,717 JPMC 3/16/2022 17,606
CHF 1,950,800 USD 2,116,790 CITI 3/16/2022 28,069
CHF 1,950,782 USD 2,116,774 JPMC 3/16/2022 28,067
DKK 3,796,222 USD 577,257 CITI 3/16/2022 4,775
DKK 3,796,221 USD 577,257 JPMC 3/16/2022 4,775
EUR 6,013,445 USD 6,798,043 CITI 3/16/2022 58,219
EUR 6,013,435 USD 6,798,040 JPMC 3/16/2022 58,210
GBP 2,251,001 USD 3,006,512 CITI 3/16/2022 39,378
GBP 2,251,000 USD 3,006,514 JPMC 3/16/2022 39,374
HKD 2,289,750 USD 293,630 CITI 3/16/2022 57
HKD 2,289,750 USD 293,631 JPMC 3/16/2022 56
ILS 58,500 USD 18,580 CITI 3/16/2022 247
ILS 58,500 USD 18,581 JPMC 3/16/2022 247
JPY 268,293,000 USD 2,333,254 CITI 3/16/2022 501
JPY 268,293,001 USD 2,333,257 JPMC 3/16/2022 498
NOK 1,215,258 USD 134,975 CITI 3/16/2022 2,838
NOK 1,215,257 USD 134,975 JPMC 3/16/2022 2,838
SEK 2,542,936 USD 280,060 CITI 3/16/2022 1,520
SEK 2,542,936 USD 280,060 JPMC 3/16/2022 1,519
SGD 667,859 USD 489,792 CITI 3/16/2022 5,615
SGD 667,856 USD 489,790 JPMC 3/16/2022 5,614
USD 21,184 HKD 165,000 CITI 3/16/2022 21
USD 21,184 HKD 165,000 JPMC 3/16/2022 21
USD 15,010 SEK 134,715 CITI 3/16/2022 93
USD 15,010 SEK 134,714 JPMC 3/16/2022 93
Total unrealized appreciation 354,254

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 476,625 USD 346,882 CITI 3/16/2022 $ (52)
AUD 476,624 USD 346,882 JPMC 3/16/2022 (52)
HKD 2,289,750 USD 293,986 CITI 3/16/2022 (299)
HKD 2,289,750 USD 293,987 JPMC 3/16/2022 (300)
ILS 403,501 USD 130,541 CITI 3/16/2022 (678)
ILS 403,499 USD 130,541 JPMC 3/16/2022 (678)
JPY 269,712,501 USD 2,367,018 CITI 3/16/2022 (20,913)
JPY 269,712,499 USD 2,367,021 JPMC 3/16/2022 (20,916)
NZD 68,000 USD 47,439 CITI 3/16/2022 (918)
NZD 67,999 USD 47,438 JPMC 3/16/2022 (918)
SEK 4,756,566 USD 529,863 CITI 3/16/2022 (3,165)
SEK 4,756,563 USD 529,863 JPMC 3/16/2022 (3,166)
USD 21,159 HKD 165,000 CITI 3/16/2022 (4)
USD 21,159 HKD 165,000 JPMC 3/16/2022 (4)
USD 3,032 NZD 4,500 CITI 3/16/2022 (47)
USD 3,032 NZD 4,500 JPMC 3/16/2022 (47)
USD 4,933 SEK 44,905 CITI 3/16/2022 (39)
USD 4,933 SEK 44,905 JPMC 3/16/2022 (39)
Total unrealized depreciation (52,235)
Net unrealized appreciation $ 302,019
Total Return Basket Swaps Outstanding at December 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.76% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 02/27/2023 $72,234,703 $169,978 $405,056 $575,034
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Brunswick Corp. 8,387 844,823 26,671 4.6
Casey's General Stores, Inc. 3,390 669,016 13,458 2.3
Columbia Sportswear Co. 13,496 1,315,050 29,151 5.1
Crocs, Inc. 11,169 1,432,089 3,545 0.6
Dow, Inc. 14,885 844,277 12,652 2.2
DuPont de Nemours, Inc. 8,792 710,218 8,528 1.5
International Paper Co. 38,865 1,825,878 25,262 4.4
Kroger Co. (The) 16,645 753,353 25,300 4.4
Lennar Corp. 10,399 1,207,948 27,973 4.9

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Louisiana-Pacific Corp. 9,269 726,226 (4,913) (0.9)
LyondellBasell Industries NV 13,012 1,200,097 7,287 1.3
Mohawk Industries, Inc. 3,946 718,882 29,871 5.2
Mosaic Co. (The) 42,105 1,654,305 (29,895) (5.2)
NewMarket Corp. 2,308 790,998 (8,678) (1.5)
Packaging Corp. of America 6,410 872,722 20,192 3.5
PulteGroup, Inc. 26,454 1,512,111 47,088 8.2
Ralph Lauren Corp. 7,802 927,346 15,058 2.6
Reliance Steel & Aluminum Co. 4,736 768,274 5,115 0.9
Toll Brothers, Inc. 10,206 738,812 9,594 1.7
Tri Pointe Homes, Inc. 27,163 757,576 22,545 3.9
United States Steel Corp. 39,011 928,852 3,901 0.7
Walgreens Boots Alliance, Inc. 26,421 1,378,119 35,087 6.1
Walmart, Inc. 22,211 3,213,710 87,289 15.2
Westlake Chemical Corp. 14,692 1,427,034 26,739 4.7
Westrock Co. 20,154 894,031 12,092 2.1
Short Positions
Common Stocks
United Kingdom
Linde plc (2,110) (730,967) (6,351) (1.1)
United States
Air Products and Chemicals, Inc. (3,010) (915,823) (6,140) (1.1)
Albemarle Corp. (3,227) (754,376) (2,162) (0.4)
Albertsons Cos., Inc. (25,617) (773,377) (16,651) (2.9)
Amcor plc (93,323) (1,120,809) (18,665) (3.2)
Ashland Global Holdings, Inc. (6,789) (730,904) (19,077) (3.3)
Avient Corp. (14,301) (800,141) 1,859 0.3
Ball Corp. (12,403) (1,194,037) (53,953) (9.4)
Grocery Outlet Holding Corp. (50,911) (1,439,763) 6,055 1.1
Hasbro, Inc. (8,339) (848,743) (19,688) (3.4)
Helen of Troy Ltd. (5,148) (1,258,532) 12,458 2.2
International Flavors & Fragrances, Inc. (6,753) (1,017,339) (36,736) (6.4)
Iridium Communications, Inc. (20,791) (858,460) 10,396 1.8
Leggett & Platt, Inc. (23,016) (947,339) (28,310) (4.9)
Lululemon Athletica, Inc. (1,832) (717,136) 17,038 3.0
Peloton Interactive, Inc. (20,376) (728,646) 19,357 3.4
PVH Corp. (7,016) (748,256) (26,731) (4.6)
RPM International, Inc. (10,696) (1,080,296) (15,509) (2.7)
Sherwin-Williams Co. (The) (2,653) (934,280) (17,536) (3.0)
Sysco Corp. (11,111) (872,769) (11,555) (2.0)
T-Mobile US, Inc. (7,395) (857,672) 19,227 3.3
TopBuild Corp. (4,180) (1,153,304) 18,058 3.1
Under Armour, Inc. (42,991) (910,979) (12,467) (2.2)
VF Corp. (17,305) (1,267,072) (37,033) (6.4)
Vulcan Materials Co. (4,466) (927,052) (402) (0.1)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.16% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $34,505,632 $(16) $675,072 $675,056
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AMP Ltd. 433,449 318,603 32,732 4.8
Ampol Ltd. 21,120 456,043 21,547 3.2
Aristocrat Leisure Ltd. 10,671 338,512 3,618 0.5
Aurizon Holdings Ltd. 479,115 1,217,253 27,709 4.1
Australia & New Zealand Banking Group Ltd. 24,169 484,137 (1,258) (0.2)
BlueScope Steel Ltd. 87,506 1,335,898 (4,638) (0.7)
Brambles Ltd. 72,013 557,116 (3,936) (0.6)
Coles Group Ltd. 49,428 644,941 16,049 2.4
Harvey Norman Holdings Ltd. 201,851 725,522 (10,348) (1.5)
Incitec Pivot Ltd. 233,514 551,955 7,300 1.1
JB Hi-Fi Ltd. 31,915 1,122,273 15,452 2.3
Mineral Resources Ltd. 11,394 465,397 54,793 8.1
Newcrest Mining Ltd. 22,707 406,685 15,804 2.3
Sonic Healthcare Ltd. 26,336 893,221 55,734 8.3
South32 Ltd. 272,679 797,473 23,365 3.5
Suncorp Group Ltd. 94,237 758,710 15,955 2.4
Tabcorp Holdings Ltd. 106,180 387,909 10,645 1.6
Telstra Corp. Ltd. 463,059 1,407,329 29,018 4.3
Treasury Wine Estates Ltd. 42,513 383,312 8,387 1.2
Westpac Banking Corp. 32,880 510,085 6,467 1.0
Short Positions
Common Stocks
Australia
Alumina Ltd. (220,477) (299,919) (5,458) (0.8)
APA Group (111,893) (818,586) (15,570) (2.3)
Cochlear Ltd. (4,320) (678,026) (24,919) (3.7)
Commonwealth Bank of Australia (10,270) (754,961) (12,847) (1.9)
CSL Ltd. (3,644) (770,707) (25,476) (3.8)
Evolution Mining Ltd. (145,491) (431,641) (11,633) (1.7)
IDP Education Ltd. (35,207) (886,945) (3,470) (0.5)
IGO Ltd. (44,748) (374,765) (19,447) (2.9)
Insurance Australia Group Ltd. (188,649) (584,628) 3,601 0.5
Lendlease Corp. Ltd. (61,129) (475,984) (7,629) (1.1)
Lynas Rare Earths Ltd. (55,904) (414,849) (27,102) (4.0)
Macquarie Group Ltd. (8,975) (1,341,630) (1,348) (0.2)
Magellan Financial Group Ltd. (19,917) (307,768) 114,765 17.0

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
NEXTDC Ltd. (33,008) (306,500) (12,198) (1.8)
Northern Star Resources Ltd. (100,651) (692,212) (200) (0.0)
Orica Ltd. (67,357) (671,702) (786) (0.1)
OZ Minerals Ltd. (23,578) (486,090) (14,784) (2.2)
Pilbara Minerals Ltd. (350,187) (816,867) (116,182) (17.2)
Pro Medicus Ltd. (15,153) (687,711) (28,470) (4.2)
Qantas Airways Ltd. (111,013) (404,960) (18,731) (2.8)
Qube Holdings Ltd. (124,965) (288,469) (1,173) (0.2)
REA Group Ltd. (3,345) (407,895) (20,754) (3.1)
Reece Ltd. (18,904) (371,770) (28,290) (4.2)
Santos Ltd. (99,114) (456,566) (1,664) (0.2)
SEEK Ltd. (22,162) (528,335) (1,624) (0.2)
Sydney Airport (123,966) (782,657) (9,232) (1.4)
Transurban Group (87,859) (882,482) (16,926) (2.5)
Washington H Soul Pattinson & Co. Ltd. (16,103) (347,062) 20,230 3.0
New Zealand
Xero Ltd. (3,979) (407,287) (18,129) (2.7)
United States
James Hardie Industries plc (20,754) (835,394) (13,208) (2.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $88,007,164 $(200,905) $96,971 $(103,934)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 38,943 2,568,147 (1,898) 1.8
Netherlands
Royal Dutch Shell plc 41,220 903,312 13,568 (13.1)
Russia
Evraz plc 186,854 1,527,684 9,837 (9.5)
South Africa
Anglo American plc 17,588 723,434 22,523 (21.7)
United Kingdom
Barclays plc 688,402 1,753,542 67,451 (64.9)
Barratt Developments plc 111,871 1,135,992 44,410 (42.7)
BP plc 227,748 1,020,453 (8,304) 8.0
British American Tobacco plc 32,551 1,208,675 (8,688) 8.4
Centrica plc 1,395,824 1,353,576 93,100 (89.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
DCC plc 19,248 1,575,703 (7,448) 7.2
GlaxoSmithKline plc 50,781 1,105,643 (3,307) 3.2
IMI plc 31,570 744,547 15,813 (15.2)
Imperial Brands plc 74,913 1,641,703 30,975 (29.8)
Inchcape plc 86,142 1,060,454 59,840 (57.6)
Indivior plc 326,425 1,135,510 22,462 (21.6)
Kingfisher plc 282,834 1,300,964 8,889 (8.6)
Lloyds Banking Group plc 1,153,428 749,027 24,039 (23.1)
M&G plc 412,630 1,116,295 28,286 (27.2)
Man Group plc 348,355 1,072,227 38,383 (36.9)
Persimmon plc 19,622 760,530 30,617 (29.5)
Royal Mail plc 293,503 2,012,322 39,046 (37.6)
Sage Group plc (The) 144,482 1,671,793 80,184 (77.1)
Spectris plc 20,731 1,031,898 28,902 (27.8)
Tate & Lyle plc 118,916 1,069,870 15,023 (14.5)
Unilever plc 17,869 958,609 (3,312) 3.2
Short Positions
Common Stocks
United Kingdom
Abcam plc (32,768) (768,640) (38,060) 36.6
Admiral Group plc (36,572) (1,565,445) (26,378) 25.4
AstraZeneca plc (23,250) (2,714,890) (30,372) 29.2
Auto Trader Group plc (93,238) (933,767) (26,748) 25.7
BT Group plc (517,583) (1,190,701) (17,733) 17.1
Croda International plc (16,704) (2,287,971) (44,016) 42.4
Dechra Pharmaceuticals plc (11,340) (819,595) (50,998) 49.1
easyJet plc (117,467) (892,276) (82,697) 79.6
Experian plc (22,123) (1,089,688) (37,231) 35.8
Halma plc (30,805) (1,335,671) (55,732) 53.6
Hargreaves Lansdown plc (59,456) (1,092,573) (6,913) 6.7
Informa plc (190,874) (1,336,420) (39,274) 37.8
J Sainsbury plc (198,456) (741,822) (13,112) 12.6
Legal & General Group plc (179,781) (726,009) (26,573) 25.6
National Grid plc (80,760) (1,164,502) 9,566 (9.2)
Ocado Group plc (148,142) (3,370,429) 79,336 (76.3)
Prudential plc (58,138) (1,005,372) (2,299) 2.2
Reckitt Benckiser Group plc (21,991) (1,893,066) (38,088) 36.6
RELX plc (36,826) (1,202,256) (35,422) 34.1
Rentokil Initial plc (142,384) (1,127,076) (94,036) 90.5
Rolls-Royce Holdings plc (713,745) (1,191,339) (86,345) 83.1
Severn Trent plc (60,455) (2,414,085) (16,949) 16.3
St James's Place plc (50,631) (1,157,032) (49,678) 47.8
United Utilities Group plc (130,068) (1,919,213) 20,889 (20.1)
Whitbread plc (27,138) (1,103,909) (85,371) 82.1

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-1.50% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $17,658,485 $72,276 $296,982 $369,258
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 208,500 683,777 17,971 4.9
Chow Tai Fook Jewellery Group Ltd. 11,600 20,902 461 0.1
SITC International Holdings Co. Ltd. 47,000 169,984 (11,142) (3.0)
Hong Kong
ASM Pacific Technology Ltd. 36,600 395,527 16,338 4.4
Bank of East Asia Ltd. (The) 165,000 237,106 2,251 0.6
CK Asset Holdings Ltd. 58,497 368,997 14,526 3.9
CLP Holdings Ltd. 74,000 747,753 17,004 4.6
Henderson Land Development Co. Ltd. 17,000 72,515 1,550 0.4
HKT Trust & HKT Ltd. 242,000 325,168 2,398 0.6
Hong Kong & China Gas Co. Ltd. 67,955 105,994 2,111 0.6
Kerry Properties Ltd. 191,000 497,433 2,639 0.7
Man Wah Holdings Ltd. 81,600 126,540 (1,339) (0.4)
New World Development Co. Ltd. 99,250 392,958 9,836 2.7
Sino Land Co. Ltd. 288,000 358,606 10,803 2.9
Sun Hung Kai Properties Ltd. 27,000 327,625 3,501 0.9
Swire Pacific Ltd. 47,000 267,336 5,441 1.5
WH Group Ltd. 737,000 462,654 491 0.1
Xinyi Glass Holdings Ltd. 195,000 488,440 14,213 3.8
United Kingdom
CK Hutchison Holdings Ltd. 305,000 1,963,720 13,876 3.8
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (556,000) (1,461,700) 60,644 16.4
ESR Cayman Ltd. (240,000) (811,826) 29,970 8.1
Hong Kong
AIA Group Ltd. (94,600) (954,783) 11,530 3.1
Hang Lung Properties Ltd. (269,000) (553,348) (17,247) (4.7)
Hang Seng Bank Ltd. (36,000) (659,216) 4,492 1.2
MTR Corp. Ltd. (247,526) (1,328,733) (33,563) (9.1)
Power Assets Holdings Ltd. (32,500) (202,583) (853) (0.2)
Swire Properties Ltd. (45,600) (114,314) (2,267) (0.6)
Techtronic Industries Co. Ltd. (40,000) (797,396) 806 0.2
Wharf Real Estate Investment Co. Ltd. (230,000) (1,168,686) 6,660 1.8

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (134,000) (695,139) (19,200) (5.2)
Sands China Ltd. (13,600) (31,563) (2,679) (0.7)
SJM Holdings Ltd. (615,000) (414,339) (31,021) (8.4)
Wynn Macau Ltd. (556,400) (451,824) (57,925) (15.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.60% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $257,625,978 $(39,156) $279,813 $240,657
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 40,100 1,538,540 (37,971) (15.8)
Brother Industries Ltd. 71,900 1,385,838 39,652 16.5
DeNA Co. Ltd. 96,700 1,489,069 36,630 15.2
Iida Group Holdings Co. Ltd. 77,200 1,795,476 78,712 32.7
Japan Post Holdings Co. Ltd. 172,700 1,345,381 9,338 3.9
Japan Post Insurance Co. Ltd. 102,500 1,646,546 12,254 5.1
Mitsubishi Electric Corp. 152,200 1,931,881 (41,599) (17.3)
Mizuho Financial Group, Inc. 287,500 3,651,611 (28,892) (12.0)
Nihon Unisys Ltd. 47,000 1,318,987 (10,876) (4.5)
Nippon Express Co. Ltd. 22,200 1,328,555 17,329 7.2
Nippon Telegraph & Telephone Corp. 52,600 1,438,519 (35,683) (14.8)
Resona Holdings, Inc. 554,900 2,156,439 (10,882) (4.5)
SCREEN Holdings Co. Ltd. 13,700 1,472,108 64,499 26.8
Sekisui House Ltd. 89,600 1,927,811 78,216 32.5
Shimamura Co. Ltd. 26,100 2,190,326 (21,031) (8.7)
Sumitomo Heavy Industries Ltd. 63,300 1,536,470 83,025 34.5
Taisei Corp. 54,200 1,648,227 (38,470) (16.0)
Takeda Pharmaceutical Co. Ltd. 58,300 1,592,075 (19) (0.0)
Toyo Suisan Kaisha Ltd. 31,300 1,327,070 (2,021) (0.8)
Toyoda Gosei Co. Ltd. 62,000 1,348,556 40,799 17.0
Toyota Boshoku Corp. 74,600 1,463,682 (7,652) (3.2)
Yamada Holdings Co. Ltd. 492,800 1,684,738 31,175 13.0

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (74,700) (1,760,395) 54,867 22.8
ANA Holdings, Inc. (63,300) (1,323,279) (28,474) (11.8)
Chugai Pharmaceutical Co. Ltd. (42,300) (1,378,812) (51,031) (21.2)
Daiichi Sankyo Co. Ltd. (57,000) (1,450,732) (56,619) (23.5)
Daikin Industries Ltd. (6,800) (1,540,331) 2,021 0.8
Denso Corp. (37,500) (3,107,658) (71,306) (29.6)
East Japan Railway Co. (27,300) (1,678,282) 20,468 8.5
Fast Retailing Co. Ltd. (2,300) (1,307,423) 53,160 22.1
Harmonic Drive Systems, Inc. (33,700) (1,421,132) 130,095 54.1
JSR Corp. (41,500) (1,577,145) (4,940) (2.1)
Kikkoman Corp. (29,800) (2,509,489) (126,917) (52.7)
Kobe Bussan Co. Ltd. (54,400) (2,106,231) (153,356) (63.7)
Lasertec Corp. (5,700) (1,745,919) (193,548) (80.4)
M3, Inc. (32,200) (1,623,568) (68,148) (28.3)
MonotaRO Co. Ltd. (74,300) (1,336,360) 19,456 8.1
Nidec Corp. (24,100) (2,850,895) 7,847 3.3
Nippon Paint Holdings Co. Ltd. (200,900) (2,193,987) 53,218 22.1
Nitori Holdings Co. Ltd. (9,200) (1,376,058) 112,107 46.6
Odakyu Electric Railway Co. Ltd. (84,200) (1,565,403) 50,047 20.8
Oriental Land Co. Ltd. (15,700) (2,647,446) 21,616 9.0
Rakuten Group, Inc. (182,400) (1,830,067) (62,703) (26.1)
SoftBank Corp. (134,600) (1,700,075) 30,616 12.7
Sony Group Corp. (17,000) (2,146,730) (90,268) (37.5)
Sysmex Corp. (10,800) (1,457,801) (74,745) (31.1)
Tokio Marine Holdings, Inc. (42,600) (2,371,527) (15,893) (6.6)
Toyota Motor Corp. (142,400) (2,631,921) (31,477) (13.1)
Yaskawa Electric Corp. (46,300) (2,271,740) 1,929 0.8
Z Holdings Corp. (235,200) (1,357,102) 12,985 5.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
01/13/2025
- 12/28/2026 $53,211,920 $(509,512) $60,775 $(448,737)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 9,512 784,592 15,487 (3.5)
Arkema SA 5,110 721,250 16,092 (3.6)
Atos SE 24,465 1,036,375 24,478 (5.5)
Bollore SA 81,063 453,432 18,802 (4.2)
Bouygues SA 22,624 809,849 27,352 (6.1)
Carrefour SA 71,999 1,319,994 77,884 (17.4)
Casino Guichard Perrachon SA 24,221 638,935 18,154 (4.0)
Cie de Saint-Gobain 20,406 1,435,493 13,557 (3.0)
Cie Generale des Etablissements Michelin SCA 3,168 518,869 8,840 (2.0)
Eiffage SA 8,565 883,084 54,627 (12.2)
Electricite de France SA 152,287 1,791,093 (308,183) 68.7
Eutelsat Communications SA 51,816 632,392 (23,733) 5.3
Ipsen SA 12,056 1,103,242 (150,846) 33.6
Kering SA 726 582,508 4,321 (1.0)
La Francaise des Jeux SAEM 22,911 1,015,364 (12,755) 2.8
Orange SA 85,522 913,562 20,014 (4.5)
Publicis Groupe SA 27,220 1,833,922 33,273 (7.4)
Renault SA 15,452 536,036 10,092 (2.2)
Rexel SA 56,060 1,135,354 (2,238) 0.5
Rubis SCA 37,296 1,115,271 43,515 (9.7)
SEB SA 4,642 723,368 12,432 (2.8)
Sodexo SA 16,309 1,429,778 7,421 (1.7)
Thales SA 12,762 1,085,620 12,119 (2.7)
Vivendi SE 66,020 893,047 38,026 (8.5)
Luxembourg
Eurofins Scientific SE 10,183 1,261,588 18,244 (4.1)
SES SA 73,564 582,991 (750) 0.2
Singapore
STMicroelectronics NV 28,589 1,405,862 10,460 (2.3)
Short Positions
Common Stocks
France
Accor SA (36,148) (1,171,681) (59,593) 13.3
Aeroports de Paris (12,597) (1,625,060) (95,981) 21.4
Air Liquide SA (5,097) (888,939) 9,623 (2.1)
Airbus SE (2,890) (369,758) (22,474) 5.0
Alstom SA (62,721) (2,227,252) 15,927 (3.5)
AXA SA (17,517) (521,363) (12,250) 2.7
Danone SA (13,903) (864,203) (25,127) 5.6
Dassault Systemes SE (6,959) (412,984) 10,124 (2.3)
Edenred (14,062) (649,360) (21,622) 4.8
Engie SA (50,490) (747,524) 9,253 (2.1)
EssilorLuxottica SA (4,183) (890,465) (5,403) 1.2
Faurecia SE (9,415) (447,928) (15,113) 3.4
Getlink SE (70,970) (1,175,426) (72,294) 16.1
L'Oreal SA (2,480) (1,182,496) 764 (0.2)
LVMH Moet Hennessy Louis Vuitton SE (575) (475,199) (7,106) 1.6
Orpea SA (6,465) (648,364) (40,896) 9.1
Pernod Ricard SA (7,901) (1,900,806) (9,980) 2.2
Remy Cointreau SA (7,920) (1,925,109) (76,141) 17.0
Safran SA (11,119) (1,361,225) (17,900) 4.0
SCOR SE (18,128) (565,928) (15,838) 3.5
SOITEC (3,927) (962,159) 12,178 (2.7)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Veolia Environnement SA (9,823) (360,739) (16,615) 3.7
United States
Schneider Electric SE (10,886) (2,140,139) (51,303) 11.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.48% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
01/13/2025
- 01/04/2027 $394,706,262 $3,194,421 $191,279 $3,385,700
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allstate Corp. (The) 13,251 1,558,980 116,727 3.4
Capital One Financial Corp. 10,794 1,566,101 (39,197) (1.2)
Citigroup, Inc. 38,313 2,313,722 (49,267) (1.5)
Coca-Cola Co. (The) 33,576 1,988,035 143,928 4.3
Delta Air Lines, Inc. 41,996 1,641,204 79,413 2.3
Fulton Financial Corp. 88,608 1,506,336 79,747 2.4
Global Payments, Inc. 13,257 1,792,081 91,640 2.7
Intel Corp. 35,697 1,838,396 36,411 1.1
Lithia Motors, Inc. 4,737 1,406,652 60,729 1.8
ManpowerGroup, Inc. 17,233 1,677,288 60,513 1.8
MDU Resources Group, Inc. 47,589 1,467,645 105,172 3.1
MGM Resorts International 29,851 1,339,713 66,376 2.0
Oracle Corp. 15,521 1,353,586 (24,213) (0.7)
Schneider National, Inc. 62,255 1,675,282 86,534 2.6
SS&C Technologies Holdings, Inc. 19,734 1,617,793 81,501 2.4
Texas Roadhouse, Inc. 28,505 2,544,926 39,317 1.2
Tyson Foods, Inc. 19,790 1,724,896 63,426 1.9
VMware, Inc. 12,624 1,462,869 21,684 0.6
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (81,785) (1,468,859) 16,243 0.5
American Express Co. (8,424) (1,378,166) 37,234 1.1
Aon plc (5,076) (1,525,643) (25,685) (0.8)
Atmos Energy Corp. (12,956) (1,357,400) (123,600) (3.7)
Beyond Meat, Inc. (34,766) (2,265,353) 143,224 4.2
Bill.com Holdings, Inc. (5,318) (1,324,980) 28,259 0.8

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cable One, Inc. (890) (1,569,470) (47,955) (1.4)
Caesars Entertainment, Inc. (14,778) (1,382,186) (43,552) (1.3)
CenterPoint Energy, Inc. (65,484) (1,827,658) (24,229) (0.7)
Charter Communications, Inc. (2,917) (1,901,796) (114,841) (3.4)
Clarivate plc (67,298) (1,582,849) 64,452 1.9
DISH Network Corp. (41,881) (1,358,620) (10,379) (0.3)
DraftKings, Inc. (54,218) (1,489,368) 187,928 5.6
Erie Indemnity Co. (7,396) (1,424,913) (21,596) (0.6)
First Financial Bankshares, Inc. (30,192) (1,534,961) 6,944 0.2
First Republic Bank (7,950) (1,641,754) 25,917 0.8
Home Depot, Inc. (The) (4,736) (1,965,487) (17,381) (0.5)
Hormel Foods Corp. (53,202) (2,596,790) (209,020) (6.2)
Marvell Technology, Inc. (16,240) (1,420,838) 41,250 1.2
McCormick & Co., Inc. (Non-Voting) (17,266) (1,668,068) (111,262) (3.3)
NextEra Energy, Inc. (21,223) (1,981,379) (73,219) (2.2)
Norwegian Cruise Line Holdings Ltd. (77,611) (1,609,652) 33,434 1.0
NVIDIA Corp. (5,250) (1,544,078) 47,474 1.4
Post Holdings, Inc. (14,144) (1,594,453) (170,152) (5.0)
Progressive Corp. (The) (14,333) (1,471,282) (70,510) (2.1)
Public Service Enterprise Group, Inc. (21,505) (1,435,029) (53,298) (1.6)
Realty Income Corp. (22,684) (1,623,948) (95,953) (2.8)
Signature Bank (4,274) (1,382,511) (34,705) (1.0)
SVB Financial Group (2,658) (1,802,762) 71,311 2.1
Uber Technologies, Inc. (36,631) (1,535,938) (160,810) (4.7)
Wayfair, Inc. (11,278) (2,142,482) 219,310 6.5
Welltower, Inc. (20,733) (1,778,269) (33,587) (1.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.33% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
38-62 months
maturity
ranging from
01/21/2025
- 12/29/2026 $47,336,108 $532,088 $(16,246) $515,842
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 12,372 518,373 49,450 9.6
ARC Resources Ltd. 51,208 465,546 32,496 6.3
Atco Ltd. 22,016 743,178 4,755 0.9
Bank of Montreal 4,904 527,986 2,694 0.5
Canadian Natural Resources Ltd. 11,842 500,379 31,770 6.2
Canadian Tire Corp. Ltd. 4,816 690,790 11,740 2.3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
CI Financial Corp. 25,738 537,976 (3,705) (0.7)
Empire Co. Ltd. 21,642 659,380 (22,258) (4.3)
Fairfax Financial Holdings Ltd. 3,312 1,629,202 99,927 19.4
Finning International, Inc. 46,874 1,181,346 32,323 6.3
iA Financial Corp., Inc. 7,632 436,700 7,587 1.5
Imperial Oil Ltd. 22,148 798,760 55,329 10.7
Kinross Gold Corp. 142,409 826,343 20,081 3.9
Magna International, Inc. 16,277 1,317,009 33,946 6.6
Manulife Financial Corp. 53,513 1,019,960 26,732 5.2
Nutrien Ltd. 7,115 534,799 21,067 4.1
Onex Corp. 13,981 1,097,303 44,469 8.6
Open Text Corp. 8,564 406,484 3,305 0.6
Quebecor, Inc. 27,462 619,819 9,886 1.9
Stantec, Inc. 12,264 689,041 14,631 2.8
Suncor Energy, Inc. 41,099 1,028,328 54,480 10.6
TFI International, Inc. 3,685 413,290 15,546 3.0
Toromont Industries Ltd. 5,043 455,921 12,951 2.5
Tourmaline Oil Corp. 21,878 706,350 23,062 4.5
West Fraser Timber Co. Ltd. 6,792 647,977 43,706 8.5
Chile
Lundin Mining Corp. 82,093 641,194 (38,204) (7.4)
United States
BRP, Inc. 5,610 491,393 31,390 6.1
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (25,083) (1,076,331) (22,989) (4.5)
Canada
Air Canada (60,229) (1,006,078) (46,982) (9.1)
Algonquin Power & Utilities Corp. (68,508) (989,479) (16,877) (3.3)
Ballard Power Systems, Inc. (117,569) (1,476,874) 67,218 13.0
BCE, Inc. (19,687) (1,024,231) (1,803) (0.3)
Boralex, Inc. (19,329) (529,926) 1,057 0.2
Brookfield Asset Management, Inc. (24,015) (1,450,260) (44,401) (8.6)
CAE, Inc. (34,915) (880,776) (11,133) (2.2)
Cameco Corp. (18,598) (405,497) (3,517) (0.7)
Canadian Pacific Railway Ltd. (12,092) (869,702) 13,996 2.7
Canopy Growth Corp. (66,247) (578,178) 69,434 13.5
Dollarama, Inc. (12,463) (623,766) (12,026) (2.3)
Element Fleet Management Corp. (56,096) (571,182) (14,403) (2.8)
Emera, Inc. (18,694) (934,294) (6,018) (1.2)
Franco-Nevada Corp. (6,837) (945,543) (14,697) (2.8)
Innergex Renewable Energy, Inc. (54,004) (794,082) (7,896) (1.5)
Keyera Corp. (31,265) (705,159) (11,972) (2.3)
Pan American Silver Corp. (16,789) (418,879) (1,374) (0.3)
Restaurant Brands International, Inc. (13,438) (814,811) (26,499) (5.1)
Saputo, Inc. (26,584) (598,952) (3,218) (0.6)
Shopify, Inc. (375) (516,332) (6,492) (1.3)
TC Energy Corp. (11,627) (540,746) 2,400 0.5
TMX Group Ltd. (4,451) (451,275) (12,080) (2.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-6.80% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
01/21/2025
- 12/28/2026 $28,631,065 $57,594 $24,647 $82,241
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 133,148 259,456 3,867 4.7
Assicurazioni Generali SpA 4,865 102,821 381 0.5
Atlantia SpA 14,464 286,992 1,129 1.4
Azimut Holding SpA 16,151 451,522 14,178 17.2
Banca Generali SpA 11,545 506,443 5,623 6.8
Banco BPM SpA 548,395 1,641,951 35,696 43.4
Buzzi Unicem SpA 74,559 1,606,441 18,532 22.5
Davide Campari-Milano NV 8,458 123,421 1,060 1.3
Enel SpA 1,025 8,196 132 0.2
Eni SpA 50,095 696,210 4,567 5.6
Hera SpA 246,569 1,024,831 22,771 27.7
Italgas SpA 153,995 1,058,542 37,393 45.5
Leonardo SpA 36,049 257,678 7,607 9.2
Poste Italiane SpA 11,979 156,928 2,086 2.5
Prysmian SpA 28,423 1,069,165 47,204 57.4
UniCredit SpA 55,058 846,316 23,558 28.6
Unipol Gruppo SpA 152,039 823,347 12,854 15.6
United Kingdom
CNH Industrial NV 44,517 860,701 55,372 67.3
United States
Stellantis NV 106,379 2,008,286 20,239 24.6
Short Positions
Common Stocks
Italy
Amplifon SpA (15,878) (854,367) (50,561) (61.5)
Brembo SpA (2,058) (29,276) (433) (0.5)
DiaSorin SpA (1,634) (310,862) (15,256) (18.6)
Ferrari NV (7,703) (1,982,800) 10,386 12.6
FinecoBank Banca Fineco SpA (107,758) (1,887,116) (25,204) (30.6)
Infrastrutture Wireless Italiane SpA (157,387) (1,908,483) (36,663) (44.6)
Interpump Group SpA (837) (61,311) (3,165) (3.8)
Intesa Sanpaolo SpA (757,358) (1,956,199) (54,088) (65.8)
Mediobanca Banca di Credito Finanziario SpA (101,645) (1,166,933) (5,691) (6.9)
Moncler SpA (7,019) (507,251) (2,060) (2.5)
Nexi SpA (85,086) (1,348,307) 3,515 4.3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Pirelli & C SpA (9,553) (66,255) (1,211) (1.5)
Recordati Industria Chimica e Farmaceutica SpA (3,005) (192,963) (3,001) (3.6)
Saipem SpA (186,946) (391,969) (19,662) (23.9)
Salvatore Ferragamo SpA (14,249) (365,336) (21,923) (26.7)
Snam SpA (119,028) (716,927) (16,737) (20.4)
Terna - Rete Elettrica Nazionale (77,185) (624,399) (7,800) (9.5)
United States
Tenaris SA (45,134) (471,064) (7,101) (8.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
01/21/2025
- 12/16/2026 $5,761,578 $73,801 $(7,731) $66,070
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 18,000 55,396 900 1.4
Yangzijiang Shipbuilding Holdings Ltd. 2,151,200 2,137,405 77,592 117.4
Singapore
Genting Singapore Ltd. 816,900 469,889 3,325 5.0
Oversea-Chinese Banking Corp. Ltd. 29,000 245,449 860 1.3
Singapore Technologies Engineering Ltd. 86,100 240,281 2,680 4.1
United Overseas Bank Ltd. 17,500 349,505 (454) (0.7)
Venture Corp. Ltd. 2,900 39,408 (291) (0.4)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (115,200) (582,841) (3,331) (5.0)
DBS Group Holdings Ltd. (5,737) (138,944) (833) (1.3)
Keppel Corp. Ltd. (108,400) (412,246) 387 0.6
SATS Ltd. (32,500) (93,776) (1,387) (2.1)
Singapore Airlines Ltd. (156,200) (579,151) (14,578) (22.1)
Singapore Telecommunications Ltd. (242,400) (417,287) 8,931 13.5

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.45% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
38-62 months
maturity
ranging from
01/22/2025
- 12/28/2026 $172,209,443 $1,204,318 $100,227 $1,304,545
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 11,044 1,554,333 40,090 3.1
Allegion plc 9,608 1,272,484 43,716 3.4
AmerisourceBergen Corp. 8,747 1,162,389 67,439 5.2
Arrow Electronics, Inc. 14,003 1,880,183 126,727 9.7
Bristol-Myers Squibb Co. 20,765 1,294,698 14,474 1.1
Cigna Corp. 5,452 1,251,943 53,064 4.1
Cisco Systems, Inc. 23,184 1,469,170 67,465 5.2
Dell Technologies, Inc. 24,161 1,357,123 31,944 2.4
DENTSPLY SIRONA, Inc. 22,133 1,234,800 45,186 3.5
Emerson Electric Co. 14,802 1,376,142 30,319 2.3
EOG Resources, Inc. 13,522 1,201,159 53,534 4.1
Exxon Mobil Corp. 21,383 1,308,426 24,388 1.9
General Dynamics Corp. 5,565 1,160,136 32,243 2.5
Goldman Sachs Group, Inc. (The) 3,857 1,475,495 228 0.0
Johnson & Johnson 8,920 1,525,944 25,333 1.9
Lennox International, Inc. 3,938 1,277,330 46,411 3.6
Lockheed Martin Corp. 2,982 1,059,833 32,020 2.5
McKesson Corp. 4,873 1,211,282 74,261 5.7
Medtronic plc 12,745 1,318,470 27,272 2.1
Merck & Co., Inc. 14,250 1,092,120 12,827 1.0
nVent Electric plc 32,174 1,222,612 75,609 5.8
Oshkosh Corp. 10,161 1,145,246 45,521 3.5
Owens Corning 19,478 1,762,759 67,190 5.2
Pfizer, Inc. 24,518 1,447,788 (10,543) (0.8)
Univar Solutions, Inc. 41,879 1,187,270 79,791 6.1
Vertex Pharmaceuticals, Inc. 5,521 1,212,412 27,936 2.1
Vishay Intertechnology, Inc. 61,780 1,351,129 106,578 8.2
Short Positions
Common Stocks
United States
10X Genomics, Inc. (9,501) (1,415,269) (52,351) (4.0)
Amphenol Corp. (17,870) (1,562,910) (88,237) (6.8)
Boeing Co. (The) (5,924) (1,192,620) (40,180) (3.1)
Catalent, Inc. (9,989) (1,278,892) (26,571) (2.0)
Dexcom, Inc. (2,085) (1,119,541) 38,343 2.9

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Exact Sciences Corp. (14,768) (1,149,393) 35,711 2.7
Fastenal Co. (19,058) (1,220,855) (33,577) (2.6)
Guardant Health, Inc. (13,891) (1,389,378) 42,784 3.3
Honeywell International, Inc. (5,297) (1,104,477) (17,811) (1.4)
IDEX Corp. (4,541) (1,073,129) (34,466) (2.6)
II-VI, Inc. (17,148) (1,171,723) (2,915) (0.2)
Illinois Tool Works, Inc. (5,212) (1,286,322) (37,785) (2.9)
Ingersoll Rand, Inc. (20,008) (1,237,895) (72,862) (5.6)
Insulet Corp. (5,391) (1,434,383) (12,975) (1.0)
Jazz Pharmaceuticals plc (9,284) (1,182,782) (19,589) (1.5)
Ligand Pharmaceuticals, Inc. (7,134) (1,101,918) (60,140) (4.6)
Progyny, Inc. (24,071) (1,211,975) (11,421) (0.9)
Rockwell Automation, Inc. (3,481) (1,214,347) (24,905) (1.9)
STERIS plc (5,377) (1,308,816) (46,924) (3.6)
Trane Technologies plc (5,999) (1,211,978) (34,023) (2.6)
Trex Co., Inc. (12,329) (1,664,785) (79,152) (6.1)
Trinity Industries, Inc. (38,585) (1,165,267) (53,213) (4.1)
Williams Cos., Inc. (The) (49,251) (1,282,496) (9,962) (0.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
6-52 months
maturity
05/12/2022 $35,974,842 $(270,021) $(18,468) $(288,489)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 4,381 166,972 2,793 (1.0)
Adecco Group AG (Registered) 34,018 1,733,468 70,011 (24.3)
Baloise Holding AG (Registered) 4,452 726,624 23,308 (8.1)
Barry Callebaut AG (Registered) 134 325,305 4,433 (1.5)
BKW AG 3,892 505,356 4,685 (1.6)
Bucher Industries AG (Registered) 1,112 547,959 28,748 (10.0)
Cie Financiere Richemont SA 598 89,362 3,158 (1.1)
DKSH Holding AG 7,038 580,109 16,869 (5.8)
dormakaba Holding AG 690 455,714 6,761 (2.3)
Galenica AG 12,911 969,604 32,025 (11.1)
Geberit AG (Registered) 609 496,417 17,047 (5.9)
Georg Fischer AG (Registered) 123 186,101 4,614 (1.6)
Holcim Ltd. 17,273 878,489 25,391 (8.8)
Kuehne + Nagel International AG (Registered) 1,613 519,478 27,620 (9.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Novartis AG (Registered) 26,924 2,365,866 7,798 (2.7)
OC Oerlikon Corp. AG (Registered) 51,435 526,030 12,269 (4.3)
Roche Holding AG 1,881 780,354 (1,871) 0.6
Sonova Holding AG (Registered) 180 70,343 3,245 (1.1)
Swatch Group AG (The) 2,204 671,197 16,561 (5.7)
Swiss Life Holding AG (Registered) 546 333,593 1,129 (0.4)
Swisscom AG (Registered) 274 154,570 (1,193) 0.4
Tecan Group AG (Registered) 949 576,390 8,720 (3.0)
Temenos AG (Registered) 6,779 934,427 (2,723) 0.9
UBS Group AG (Registered) 91,967 1,650,743 20,494 (7.1)
United States
Swiss Re AG 2,186 215,788 674 (0.2)
Short Positions
Common Stocks
Austria
ams AG (34,430) (623,027) (408) 0.1
Switzerland
Alcon, Inc. (685) (60,421) (1,724) 0.6
Bachem Holding AG (Registered) (729) (570,841) (59,625) 20.7
Belimo Holding AG (Registered) (15) (9,525) (745) 0.3
Chocoladefabriken Lindt & Spruengli AG (118) (1,635,579) (84,883) 29.4
Credit Suisse Group AG (Registered) (8,316) (80,629) (1,278) 0.4
Dufry AG (Registered) (36,621) (1,805,216) (136,951) 47.5
EMS-Chemie Holding AG (Registered) (774) (865,008) (7,854) 2.7
Flughafen Zurich AG (Registered) (5,270) (946,407) (29,136) 10.1
Givaudan SA (Registered) (290) (1,521,516) (9,621) 3.3
Helvetia Holding AG (Registered) (2,060) (241,999) (2,784) 1.0
Idorsia Ltd. (51,620) (1,051,953) (62,365) 21.6
Julius Baer Group Ltd. (1,062) (71,018) (2,525) 0.9
Logitech International SA (Registered) (5,786) (485,374) 1,113 (0.4)
Lonza Group AG (Registered) (835) (695,211) (9,589) 3.3
Nestle SA (Registered) (12,681) (1,770,487) 919 (0.3)
Partners Group Holding AG (395) (652,070) (15,556) 5.4
Schindler Holding AG (552) (148,173) (1,916) 0.7
SIG Combibloc Group AG (46,969) (1,308,284) (37,604) 13.0
Sika AG (Registered) (7,344) (3,052,294) (73,550) 25.5
Straumann Holding AG (Registered) (284) (600,544) (32,525) 11.3
Sulzer AG (Registered) (2,597) (255,121) (5,838) 2.0
VAT Group AG (759) (376,102) (15,604) 5.4
Zurich Insurance Group AG (1,570) (687,784) (12,538) 4.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
3-49 months
maturity
02/14/2022 $18,424,501 $148,583 $3,963 $152,546

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 772 2,755,510 167,373 109.7
Carlsberg A/S 4,853 837,860 28,623 18.8
Coloplast A/S 1,668 293,693 13,380 8.8
Demant A/S 6,180 316,454 21,173 13.9
DSV A/S 2,985 695,589 42,307 27.7
Genmab A/S 1,874 748,013 39,030 25.6
GN Store Nord A/S 14,698 922,238 21,358 14.0
H Lundbeck A/S 29,828 767,998 40,268 26.4
ISS A/S 6,889 130,621 3,037 2.0
Novo Nordisk A/S 7,089 796,278 (33,344) (21.9)
Pandora A/S 6,184 769,233 40,748 26.7
Royal Unibrew A/S 1,488 167,375 959 0.6
Short Positions
Common Stocks
Denmark
Ambu A/S (55,173) (1,456,226) (83,114) (54.5)
Chr Hansen Holding A/S (17,806) (1,404,010) (18,154) (11.9)
Novozymes A/S (15,800) (1,297,335) (34,823) (22.8)
Orsted A/S (8,863) (1,135,059) (8,799) (5.8)
ROCKWOOL International A/S (1,412) (616,589) (16,705) (11.0)
SimCorp A/S (4,028) (439,019) (18,988) (12.4)
Tryg A/S (29,465) (727,126) (5,523) (3.6)
Vestas Wind Systems A/S (70,539) (2,148,275) (50,223) (32.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
12-61 months
maturity
12/16/2022 $90,211,792 $(584,170) $23,873 $(560,297)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 18,168 940,872 30,635 (5.5)
Proximus SADP 56,347 1,100,444 (35,803) 6.4
Germany
Aurubis AG 9,177 917,351 20,559 (3.7)
BASF SE 13,923 977,191 23,007 (4.1)
Bayerische Motoren Werke AG 8,650 865,366 9,290 (1.7)
Brenntag SE 13,607 1,228,765 52,423 (9.4)
Covestro AG 22,214 1,367,228 52,880 (9.4)
Deutsche Bank AG (Registered) 140,768 1,753,268 1,510 (0.3)
Deutsche Post AG (Registered) 28,143 1,810,180 89,038 (15.9)
Freenet AG 27,535 727,695 8,509 (1.5)
Rheinmetall AG 9,723 915,033 15,433 (2.8)
Volkswagen AG 3,805 764,361 1,836 (0.3)
Netherlands
ASML Holding NV 1,652 1,323,286 77,580 (13.8)
ASR Nederland NV 28,198 1,298,611 29,997 (5.4)
Koninklijke Ahold Delhaize NV 59,138 2,029,401 8,609 (1.5)
NN Group NV 15,352 830,241 23,989 (4.3)
Signify NV 21,814 1,012,863 56,407 (10.1)
Spain
Acerinox SA 98,554 1,268,258 44,985 (8.0)
CaixaBank SA 287,557 785,503 37,799 (6.7)
Enagas SA 32,365 751,882 19,216 (3.4)
Endesa SA 44,754 1,030,302 28,074 (5.0)
Fluidra SA 18,147 723,743 51,984 (9.3)
Iberdrola SA 68,594 812,152 50,009 (8.9)
Repsol SA 184,942 2,190,292 96,090 (17.1)
Telefonica SA 239,140 1,036,961 (12,726) 2.3
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (12,793) (771,290) 2,983 (0.5)
Elia Group SA/NV (6,287) (828,664) 8,749 (1.6)
China
Prosus NV (23,277) (1,927,919) (76,903) 13.7
Finland
Orion OYJ (18,775) (779,891) (16,702) 3.0
Germany
Carl Zeiss Meditec AG (6,723) (1,410,327) 590 (0.1)
CTS Eventim AG & Co. KGaA (14,139) (1,033,462) (57,287) 10.2
Evotec SE (23,252) (1,122,464) (34,695) 6.2
Fraport AG Frankfurt Airport Services Worldwide (13,662) (914,759) (26,131) 4.7
Fresenius Medical Care AG & Co. KGaA (13,219) (856,964) (38,260) 6.8
Hannover Rueck SE (7,756) (1,470,511) (8,189) 1.5
Nemetschek SE (6,491) (829,966) (32,747) 5.8
Rational AG (1,115) (1,140,383) (37,065) 6.6
Siemens AG (Registered) (4,761) (824,619) (22,827) 4.1
Siemens Healthineers AG (10,759) (802,183) (18,652) 3.3
Zalando SE (13,926) (1,121,830) (14,110) 2.5
Netherlands
Argenx SE (5,603) (1,992,472) (225,395) 40.2
Heineken NV (8,616) (969,643) (13,730) 2.5
IMCD NV (7,388) (1,632,772) (40,365) 7.2

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Saudi Arabia
Delivery Hero SE (20,588) (2,278,897) (106,974) 19.1
Spain
ACS Actividades de Construccion y Servicios SA (55,778) (1,487,101) (105,250) 18.8
Amadeus IT Group SA (23,524) (1,591,734) (100,503) 17.9
Banco Bilbao Vizcaya Argentaria SA (209,243) (1,241,017) (48,641) 8.7
Bankinter SA (155,550) (792,550) (26,837) 4.8
Cellnex Telecom SA (27,484) (1,592,083) (64,694) 11.5
Ferrovial SA (52,580) (1,644,371) (105,919) 18.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
12-49 months
maturity
02/14/2022 $10,309,121 $18,870 $3,499 $22,369
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 23,718 1,195,819 (12,178) (54.4)
Norway
Equinor ASA 45,147 1,195,461 (15,948) (71.3)
Leroy Seafood Group ASA 65,011 508,053 22,523 100.7
Norsk Hydro ASA 80,246 631,423 26,991 120.7
Orkla ASA 140,434 1,407,649 40,520 181.1
Telenor ASA 15,657 246,113 1,838 8.2
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (9,450) (624,593) 19,330 86.4
France
Adevinta ASA (73,081) (970,813) 1,364 6.1
Norway
Gjensidige Forsikring ASA (24,002) (582,311) (4,666) (20.9)
Mowi ASA (22,583) (534,466) (6,434) (28.8)
Salmar ASA (9,903) (683,009) (15,388) (68.8)
Schibsted ASA (14,841) (572,190) 3,134 14.0
TOMRA Systems ASA (14,161) (1,012,628) (41,335) (184.8)
United Kingdom
Subsea 7 SA (20,213) (144,593) (881) (3.9)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
4-49 months
maturity
02/14/2022 $26,676,221 $(224,952) $(471) $(225,423)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 1,463 42,117 1,468 (0.7)
Boliden AB 8,232 317,424 4,250 (1.9)
Electrolux AB 20,920 506,676 15,115 (6.7)
Elekta AB 2,328 29,434 1,382 (0.6)
Getinge AB 44,612 1,944,288 95,655 (42.4)
H & M Hennes & Mauritz AB 58,622 1,150,287 53,147 (23.6)
Husqvarna AB 37,980 607,259 21,872 (9.7)
Indutrade AB 2,162 66,008 7,420 (3.3)
Saab AB 37,495 952,362 27,272 (12.1)
Securitas AB 47,302 650,708 17,787 (7.9)
Skanska AB 15,509 400,770 19,284 (8.6)
SKF AB 40,487 957,507 22,996 (10.2)
SSAB AB 108,116 624,912 10,448 (4.6)
Svenska Handelsbanken AB 140,365 1,517,058 58,569 (26.0)
Swedish Match AB 17,313 137,442 3,697 (1.6)
Swedish Orphan Biovitrum AB 29,490 603,058 5,458 (2.4)
Telefonaktiebolaget LM Ericsson 151,316 1,664,936 37,755 (16.7)
Telia Co. AB 33,981 132,899 1,065 (0.5)
Trelleborg AB 20,856 547,208 38,242 (17.0)
Volvo AB 2,678 61,933 3,016 (1.3)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (12,625) (358,883) (14,011) 6.2
Finland
Nordea Bank Abp (371) (4,526) (202) 0.1
Sweden
AAK AB (4,118) (88,787) (656) 0.3
Alfa Laval AB (5,059) (203,218) (11,760) 5.2
Assa Abloy AB (9,247) (281,858) (9,593) 4.3
Atlas Copco AB (13,005) (898,656) (46,061) 20.4
Beijer Ref AB (33,724) (735,298) (65,032) 28.8
BillerudKorsnas AB (12,998) (244,617) 16,439 (7.3)
Embracer Group AB (177,075) (1,878,588) (165,944) 73.6
Epiroc AB (35,282) (892,134) (32,542) 14.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
EQT AB (24,119) (1,307,492) 32,134 (14.3)
Essity AB (22,957) (748,968) (12,224) 5.4
Evolution AB (6,049) (854,972) (66,076) 29.3
Hexagon AB (15,713) (248,903) (15,685) 7.0
Hexpol AB (12,667) (169,393) (5,459) 2.4
Holmen AB (10,126) (484,941) (19,351) 8.6
Lifco AB (2,221) (66,338) (5,500) 2.4
Nibe Industrier AB (27,346) (413,196) (36,833) 16.3
Sandvik AB (2,122) (59,148) (766) 0.3
Sinch AB (99,112) (1,250,629) (121,014) 53.7
Skandinaviska Enskilda Banken AB (60,215) (835,998) (15,647) 6.9
Svenska Cellulosa AB SCA (36,880) (654,410) (17,500) 7.8
Sweco AB (17,576) (330,735) (29,043) 12.9
Swedbank AB (15,408) (309,637) (7,761) 3.4
Tele2 AB (30,886) (440,610) (20,763) 9.2
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (490,013) $ – $ (490,013)
BARC
Cash – 4,636,692 4,636,692
BNPP
Cash 20,490,000 – 20,490,000
CITI
Investment Companies 618,052 – 618,052
GSIN
Cash (2,820,334) – (2,820,334)
U.S. Treasury Bills 22,875,335 – 22,875,335
JPMC
U.S. Treasury Bills 16,450,723 – 16,450,723
MSIP
U.S. Treasury Bills 12,345,641 – 12,345,641

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 84.3%
INVESTMENT COMPANIES - 45.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 835,876 835,876
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 11,416,909 11,412,342
TOTAL INVESTMENT COMPANIES
(Cost $12,248,217) 12,248,218
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 39.3%
U.S. Treasury Bills
0.05%, 1/6/2022 (c) $ 2,526,000 2,525,999
0.05%, 1/20/2022 (c)(d) 317,000 316,998
0.05%, 1/27/2022 (c) 209,000 208,996
0.05%, 2/24/2022 (c) 233,000 232,991
0.06%, 3/3/2022 (c) 120,000 119,991
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 39.3% (continued)
0.05%, 3/10/2022 (c)(d) $ 249,000 248,981
0.04%, 3/17/2022 (c) 524,000 523,941
0.04%, 3/24/2022 (c) 485,000 484,940
0.05%, 3/31/2022 (c)(d) 1,216,000 1,215,845
0.05%, 4/7/2022 (c) 540,000 539,897
0.06%, 4/28/2022 (c) 1,399,000 1,398,659
0.07%, 5/12/2022 (c) 1,883,000 1,882,393
0.07%, 5/19/2022 (c)(d) 796,000 795,706
0.21%, 6/30/2022 (c) 194,000 193,822
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,689,473) 10,689,159
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,937,690) 22,937,377
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.3%
(Cost $22,937,690) 22,937,377
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.7% (e) 4,280,035
NET ASSETS - 100.0% 27,217,412
(a) Represents 7-day effective yield as of December 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of December 31, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 1.50% Qtrly 3/07/2024 AUD 400,000 $ 1,744 $ 842 $ 2,586
Pay 3M BBR Qtrly 1.50% Qtrly 6/13/2024 AUD 16,700,000 24,593 22,893 47,486
Pay 3M BBR Qtrly 3.00% Semi 6/16/2032 NZD 400,000 7,076 (345) 6,731
Pay 6M NIBOR Semi 2.00% Annual 6/19/2024 NOK 30,000,000 13,493 (2,126) 11,367
Receive 1D SARON Annual 0.50% Annual 3/18/2024 CHF 5,200,000 1,289 (445) 844
Receive 1D SONIA Annual 0.50% Annual 6/17/2024 GBP 19,100,000 268,949 77,633 346,582
Receive 1D SONIA Annual 0.50% Annual 3/16/2027 GBP 3,100,000 80,616 35,391 116,007
Receive 1D SONIA Annual 0.50% Annual 6/15/2027 GBP 2,300,000 70,463 17,261 87,724
Receive 1D TONAR Annual 0.00% Annual 3/16/2032 JPY 239,200,000 25,356 (8,370) 16,986
Receive 3M BA Qtrly 2.00% Semi 3/15/2032 CAD 5,200,000 (62,253) 63,567 1,314
Receive 3M BA Qtrly 1.75% Semi 6/14/2032 CAD 300,000 6,728 (316) 6,412
Receive 3M BBR Qtrly 2.00% Semi 3/13/2024 NZD 1,400,000 12,298 (5,738) 6,560
Receive 3M BBR Qtrly 1.50% Semi 3/13/2024 NZD 8,300,000 8,750 85,341 94,091
Receive 3M LIBOR Qtrly 0.50% Semi 3/18/2024 USD 8,200,000 86,306 7,549 93,855
Receive 3M LIBOR Qtrly 0.50% Semi 6/17/2024 USD 9,300,000 104,369 31,429 135,798
Receive 3M LIBOR Qtrly 1.50% Semi 6/15/2032 USD 2,100,000 24,371 5,617 29,988
Receive 3M STIBOR Qtrly 0.00% Annual 3/20/2024 SEK 66,900,000 20,391 35,824 56,215
Receive 6M BBR Semi 2.00% Semi 3/11/2032 AUD 2,600,000 (4,342) 10,359 6,017
Receive 6M BBR Semi 2.00% Semi 6/10/2032 AUD 2,400,000 14,005 998 15,003
Receive 6M EURIBOR Semi 0.50% Annual 3/18/2024 EUR 21,800,000 26,834 106,013 132,847

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 0.50% Annual 6/17/2024 EUR 25,200,000 $ 157,515 $ 45,593 $ 203,108
888,551 528,970 1,417,521
Pay 1D SARON Annual 0.50% Annual 6/17/2024 CHF 1,100,000 (907) (922) (1,829)
Pay 1D SARON Annual 0.00% Annual 3/16/2032 CHF 300,000 (3,620) (383) (4,003)
Pay 1D SARON Annual 0.00% Annual 6/15/2032 CHF 500,000 (280) (8,147) (8,427)
Pay 1D SONIA Annual 0.25% Annual 3/18/2024 GBP 3,700,000 (84,840) 763 (84,077)
Pay 1D SONIA Annual 0.75% Annual 3/16/2032 GBP 600,000 (14,962) (1,362) (16,324)
Pay 1D SONIA Annual 0.75% Annual 6/15/2032 GBP 1,400,000 (5,229) (34,156) (39,385)
Pay 1D TONAR Annual 0.00% Annual 6/15/2032 JPY 87,200,000 (4,521) (2,330) (6,851)
Pay 3M BA Qtrly 1.00% Semi 3/14/2024 CAD 23,100,000 (199,761) (59,994) (259,755)
Pay 3M BA Qtrly 1.25% Semi 6/13/2024 CAD 18,800,000 (185,716) (893) (186,609)
Pay 3M BBR Qtrly 0.50% Qtrly 3/07/2024 AUD 18,300,000 (149,271) 4,049 (145,222)
Pay 3M BBR Qtrly 2.00% Semi 3/10/2032 NZD 800,000 (16,761) (16,138) (32,899)
Pay 3M STIBOR Qtrly 1.00% Annual 6/16/2032 SEK 1,900,000 2,675 (3,225) (550)
Pay 6M EURIBOR Semi 0.25% Annual 3/16/2032 EUR 1,900,000 40,299 (57,066) (16,767)
Pay 6M EURIBOR Semi 0.00% Annual 6/15/2032 EUR 4,000,000 (105,286) (60,393) (165,679)
Pay 6M NIBOR Semi 1.50% Annual 3/20/2024 NOK 32,500,000 869 (16,057) (15,188)
Pay 6M NIBOR Semi 1.50% Annual 6/19/2024 NOK 10,000,000 (6,730) (607) (7,337)
Pay 6M NIBOR Semi 1.50% Annual 3/17/2032 NOK 10,200,000 (44,639) 750 (43,889)
Receive 1D TONAR Annual 0.00% Annual 3/18/2024 JPY 446,700,000 (2,738) 81 (2,657)
Receive 1D TONAR Annual 0.00% Annual 6/17/2024 JPY 1,670,200,000 (10,075) 759 (9,316)
Receive 3M BBR Qtrly 2.50% Semi 3/13/2024 NZD 3,400,000 11,107 (17,788) (6,681)
Receive 3M BBR Qtrly 3.00% Semi 6/12/2024 NZD 19,000,000 (90,304) (20,745) (111,049)
Receive 3M LIBOR Qtrly 1.75% Semi 3/16/2032 USD 200,000 (2,702) 114 (2,588)
Receive 3M STIBOR Qtrly 0.50% Annual 3/20/2024 SEK 40,400,000 (13,941) 2,925 (11,016)
Receive 3M STIBOR Qtrly 0.50% Annual 6/19/2024 SEK 24,600,000 (2,547) 1,282 (1,265)
(889,880) (289,483) (1,179,363)
$ (1,329) $ 239,487 $ 238,158
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2021 were as follows:
1 Day Sterling Overnight Index Average (''SONIA''): 0.19%
1 Day Swiss Average Rate Overnight (“SARON”): -0.68%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.07%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.52%
3 Month London Interbank Offered Rate (''LIBOR''): 0.21%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): -0.05%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.21%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.55%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 1.09%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/17/2022 ZAR 377,850 $ 412
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 02/16/2022 BRL (7,936,125) 50,969
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/10/2022 KRW 197,125,000 2,669
SGX NIFTY 50
Index January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/27/2022 USD 104,637 1,469
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/18/2022 CHF 2,687,580 89,156
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/19/2022 TWD 3,641,800 4,450
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/19/2022 TWD 10,925,400 13,231
Tel Aviv Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/26/2022 ILS 593,418 1,538
WIG20 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/18/2022 PLN 364,640 2,580
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CDI plus or minus
a specified spread
(-0.45%) Monthly GSIN 03/16/2022 BRL (598,489) 3,094
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.20%) Monthly GSIN 03/16/2022 SGD (165,727) 3,161
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly GSIN 03/16/2022 CHF 94,771 2,360
175,089

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (7,026,950) $ (10,994)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/28/2022 HKD (1,240,050) (2,295)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.07%) Monthly GSIN 03/16/2022 AUD (440,045) (10)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.25%) Monthly JPMC 03/16/2022 USD (138,641) (3,631)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.22%) Monthly GSIN 03/16/2022 EUR (619,273) (21,262)
(38,192)
$ 136,897
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 4 1/2022 USD $ 311,120 $ 8,062
CAC 40 10 Euro Index 13 1/2022 EUR 1,057,200 28,481
LME Aluminum Base Metal 1 1/2022 USD 70,071 3,239
LME Aluminum Base Metal 1 1/2022 USD 70,050 (2,128)
LME Aluminum Base Metal 1 1/2022 USD 70,075 (10,178)
LME Aluminum Base Metal 4 1/2022 USD 280,259 (4,953)
LME Copper Base Metal 2 1/2022 USD 487,363 (7,215)
LME Copper Base Metal 2 1/2022 USD 487,059 (8,197)
LME Nickel Base Metal 1 1/2022 USD 125,100 2,941
LME Nickel Base Metal 1 1/2022 USD 125,151 3,975
LME Nickel Base Metal 2 1/2022 USD 250,482 6,374
LME Zinc Base Metal 1 1/2022 USD 89,500 14,272
LME Zinc Base Metal 1 1/2022 USD 89,348 3,068
LME Zinc Base Metal 1 1/2022 USD 89,469 966
LME Zinc Base Metal 1 1/2022 USD 89,500 (2,757)
LME Zinc Base Metal 2 1/2022 USD 179,100 (10,156)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
OMXS30 Index 17 1/2022 SEK $ 455,139 $ 19,069
SGX FTSE Taiwan Index 7 1/2022 USD 448,980 2,130
SGX NIFTY 50 Index 18 1/2022 USD 627,822 9,252
WTI Crude Oil 2 1/2022 USD 150,420 10,296
LME Aluminum Base Metal 1 2/2022 USD 70,085 2,332
LME Aluminum Base Metal 1 2/2022 USD 70,091 3,463
LME Aluminum Base Metal 1 2/2022 USD 70,113 3,408
LME Aluminum Base Metal 1 2/2022 USD 70,082 1,854
LME Aluminum Base Metal 1 2/2022 USD 70,113 2,860
LME Aluminum Base Metal 1 2/2022 USD 70,103 6,225
LME Aluminum Base Metal 1 2/2022 USD 70,106 4,984
LME Copper Base Metal 1 2/2022 USD 243,288 2,772
LME Nickel Base Metal 1 2/2022 USD 124,753 3,670
LME Nickel Base Metal 1 2/2022 USD 124,785 9,762
LME Nickel Base Metal 1 2/2022 USD 124,743 4,140
LME Zinc Base Metal 2 2/2022 USD 177,615 16,996
Australia 10 Year Bond 87 3/2022 AUD 8,808,854 (29,337)
Canada 10 Year Bond 3 3/2022 CAD 338,029 345
Copper 5 3/2022 USD 557,938 6,510
Corn 11 3/2022 USD 326,288 1,015
EURO STOXX 50 Index 98 3/2022 EUR 4,783,692 117,952
Euro-Bund 35 3/2022 EUR 6,832,252 (92,020)
FTSE/JSE Top 40 Index 14 3/2022 ZAR 588,571 11,310
FTSE/MIB Index 17 3/2022 EUR 2,636,857 59,850
Japan 10 Year Bond 2 3/2022 JPY 2,636,356 (6,337)
KOSPI 200 Index 17 3/2022 KRW 1,409,516 10,209
LME Aluminum Base Metal 1 3/2022 USD 70,166 (809)
LME Aluminum Base Metal 1 3/2022 USD 70,158 (602)
LME Aluminum Base Metal 1 3/2022 USD 70,144 3,741
LME Aluminum Base Metal 2 3/2022 USD 140,363 10,269
LME Aluminum Base Metal 2 3/2022 USD 140,425 11,069
LME Aluminum Base Metal 2 3/2022 USD 140,450 8,244
LME Aluminum Base Metal 3 3/2022 USD 210,638 (661)
LME Aluminum Base Metal 4 3/2022 USD 280,600 13,088
LME Aluminum Base Metal 4 3/2022 USD 280,750 (1,737)
LME Aluminum Base Metal 9 3/2022 USD 631,800 (3,226)
LME Copper Base Metal 1 3/2022 USD 243,288 4,035
LME Copper Base Metal 1 3/2022 USD 243,025 1,351
LME Copper Base Metal 1 3/2022 USD 243,019 1,138
LME Copper Base Metal 2 3/2022 USD 486,575 2,738
LME Copper Base Metal 2 3/2022 USD 486,238 17,732
LME Lead Base Metal 1 3/2022 USD 57,850 335
LME Nickel Base Metal 1 3/2022 USD 124,788 6,105
LME Nickel Base Metal 5 3/2022 USD 623,805 13,050
LME Zinc Base Metal 1 3/2022 USD 88,700 5,222
LME Zinc Base Metal 1 3/2022 USD 88,797 8,481
LME Zinc Base Metal 1 3/2022 USD 88,788 7,735
LME Zinc Base Metal 1 3/2022 USD 88,700 8,060
LME Zinc Base Metal 2 3/2022 USD 176,975 534
LME Zinc Base Metal 3 3/2022 USD 265,200 2,645
LME Zinc Base Metal 6 3/2022 USD 530,250 3,282
LME Zinc Base Metal 7 3/2022 USD 619,792 31,758
LME Zinc Base Metal 16 3/2022 USD 1,419,200 57,137
MEX BOLSA Index 2 3/2022 MXN 52,514 2,421
S&P/TSX 60 Index 1 3/2022 CAD 202,522 (1,285)
Soybean 1 3/2022 USD 66,963 298

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 18 3/2022 JPY $ 3,117,100 $ 12,877
U.S. Treasury Ultra Bond 4 3/2022 USD 784,500 (10,190)
423,339
Short Contracts
FTSE Bursa Malaysia KLCI Index (1) 1/2022 MYR (18,705) (264)
Hang Seng Index (10) 1/2022 HKD (1,503,742) (18,788)
HSCEI (15) 1/2022 HKD (795,154) (10,802)
IBEX 35 Index (14) 1/2022 EUR (1,384,207) (57,925)
LME Aluminum Base Metal (1) 1/2022 USD (70,075) 9,558
LME Aluminum Base Metal (1) 1/2022 USD (70,050) 2,097
LME Aluminum Base Metal (1) 1/2022 USD (70,071) (2,267)
LME Aluminum Base Metal (4) 1/2022 USD (280,259) 5,282
LME Copper Base Metal (2) 1/2022 USD (487,363) 5,707
LME Copper Base Metal (2) 1/2022 USD (487,059) 5,758
LME Nickel Base Metal (1) 1/2022 USD (125,151) (5,004)
LME Nickel Base Metal (1) 1/2022 USD (125,100) (3,002)
LME Nickel Base Metal (2) 1/2022 USD (250,482) (6,168)
LME Zinc Base Metal (1) 1/2022 USD (89,469) (487)
LME Zinc Base Metal (1) 1/2022 USD (89,348) (2,975)
LME Zinc Base Metal (1) 1/2022 USD (89,500) 1,201
LME Zinc Base Metal (1) 1/2022 USD (89,500) (13,795)
LME Zinc Base Metal (2) 1/2022 USD (179,100) 8,125
MSCI Singapore Index (2) 1/2022 SGD (50,482) (293)
Natural Gas (4) 1/2022 USD (149,200) 2,927
SGX FTSE China A50 Index (1) 1/2022 USD (15,699) 155
LME Aluminum Base Metal (1) 2/2022 USD (70,082) (1,910)
LME Aluminum Base Metal (1) 2/2022 USD (70,091) (4,749)
LME Aluminum Base Metal (1) 2/2022 USD (70,113) (2,865)
LME Aluminum Base Metal (1) 2/2022 USD (70,113) (2,610)
LME Aluminum Base Metal (1) 2/2022 USD (70,085) (2,418)
LME Aluminum Base Metal (1) 2/2022 USD (70,103) (6,024)
LME Aluminum Base Metal (1) 2/2022 USD (70,106) (5,122)
LME Copper Base Metal (1) 2/2022 USD (243,288) (3,508)
LME Nickel Base Metal (1) 2/2022 USD (124,785) (9,514)
LME Nickel Base Metal (1) 2/2022 USD (124,753) (4,246)
LME Nickel Base Metal (1) 2/2022 USD (124,743) (3,797)
LME Zinc Base Metal (2) 2/2022 USD (177,615) (16,486)
Australia 3 Year Bond (6) 3/2022 AUD (498,299) (145)
DAX Index (3) 3/2022 EUR (1,353,904) (32,459)
DJIA CBOT E-Mini Index (3) 3/2022 USD (543,390) (9,154)
Euro-Bobl (12) 3/2022 EUR (1,820,735) 7,552
Euro-BTP (24) 3/2022 EUR (4,015,535) 58,668
Euro-Buxl (1) 3/2022 EUR (235,465) 9,687
Euro-OAT (6) 3/2022 EUR (1,114,888) 15,169
Euro-Schatz (17) 3/2022 EUR (2,168,285) 1,290
FTSE 100 Index (59) 3/2022 GBP (5,848,906) (67,275)
LME Aluminum Base Metal (1) 3/2022 USD (70,144) (3,759)
LME Aluminum Base Metal (1) 3/2022 USD (70,166) 731
LME Aluminum Base Metal (1) 3/2022 USD (70,158) 90
LME Aluminum Base Metal (2) 3/2022 USD (140,425) (10,772)
LME Aluminum Base Metal (2) 3/2022 USD (140,363) (10,076)
LME Aluminum Base Metal (2) 3/2022 USD (140,450) (8,435)
LME Aluminum Base Metal (3) 3/2022 USD (210,638) 254
LME Aluminum Base Metal (4) 3/2022 USD (280,750) 1,238
LME Aluminum Base Metal (4) 3/2022 USD (280,600) (12,527)
LME Aluminum Base Metal (14) 3/2022 USD (982,800) (57,497)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 3/2022 USD $ (243,019) $ (1,271)
LME Copper Base Metal (1) 3/2022 USD (243,025) (1,778)
LME Copper Base Metal (1) 3/2022 USD (243,288) (5,427)
LME Copper Base Metal (2) 3/2022 USD (486,238) (16,559)
LME Copper Base Metal (3) 3/2022 USD (729,863) (21,895)
LME Nickel Base Metal (1) 3/2022 USD (124,788) (5,601)
LME Nickel Base Metal (3) 3/2022 USD (374,283) (14,154)
LME Zinc Base Metal (1) 3/2022 USD (88,788) (6,872)
LME Zinc Base Metal (1) 3/2022 USD (88,797) (8,434)
LME Zinc Base Metal (1) 3/2022 USD (88,700) (5,827)
LME Zinc Base Metal (1) 3/2022 USD (88,700) (7,525)
LME Zinc Base Metal (2) 3/2022 USD (176,975) 444
LME Zinc Base Metal (3) 3/2022 USD (265,200) (2,283)
LME Zinc Base Metal (6) 3/2022 USD (530,250) (959)
LME Zinc Base Metal (7) 3/2022 USD (619,792) (32,041)
LME Zinc Base Metal (13) 3/2022 USD (1,153,100) (53,258)
Long Gilt (95) 3/2022 GBP (16,064,405) 85,199
MSCI Emerging Markets E-Mini Index (3) 3/2022 USD (183,945) 539
NASDAQ 100 E-Mini Index (1) 3/2022 USD (326,415) (3,399)
Russell 2000 E-Mini Index (3) 3/2022 USD (336,420) (4,124)
S&P 500 E-Mini Index (27) 3/2022 USD (6,423,975) (95,952)
S&P Midcap 400 E-Mini Index (1) 3/2022 USD (283,770) (10,416)
SET50 Index (46) 3/2022 THB (271,772) (4,023)
Soybean Meal (3) 3/2022 USD (119,730) (9,282)
Soybean Oil (1) 3/2022 USD (33,918) (2,124)
SPI 200 Index (8) 3/2022 AUD (1,069,062) (15,579)
U.S. Treasury 10 Year Note (56) 3/2022 USD (7,298,375) 47,131
U.S. Treasury 2 Year Note (35) 3/2022 USD (7,634,648) 4,221
U.S. Treasury 5 Year Note (150) 3/2022 USD (18,133,594) (58,316)
U.S. Treasury Long Bond (3) 3/2022 USD (479,813) (7,248)
Wheat (10) 3/2022 USD (385,375) 8,852
(509,590)
$ (86,251)
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,451,000 USD 1,767,802 CITI 3/16/2022 $ 15,743
AUD 2,451,000 USD 1,767,804 JPMC 3/16/2022 15,741
BRL 4,201,503 USD 733,315 CITI
**
3/16/2022 8,003
BRL 4,201,497 USD 733,315 JPMC
**
3/16/2022 8,002
CAD 4,488,168 USD 3,522,588 CITI 3/16/2022 24,999
CAD 4,488,168 USD 3,523,572 JPMC 3/16/2022 24,016
CHF 3,416,000 USD 3,711,779 CITI 3/16/2022 44,035
CHF 3,416,000 USD 3,711,784 JPMC 3/16/2022 44,030
CNY 5,361,813 USD 833,546 CITI
**
3/16/2022 5,980
CNY 5,361,812 USD 833,547 JPMC
**
3/16/2022 5,979
CZK 3,950,000 USD 175,432 CITI 3/16/2022 4,128
CZK 3,950,000 USD 175,432 JPMC 3/16/2022 4,128
EUR 3,788,500 USD 4,291,091 CITI 3/16/2022 28,388
EUR 3,788,500 USD 4,291,096 JPMC 3/16/2022 28,382

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 1,375,500 USD 1,831,251 CITI 3/16/2022 $ 29,975
GBP 1,375,500 USD 1,831,253 JPMC 3/16/2022 29,973
HUF 144,431,500 USD 435,644 CITI 3/16/2022 6,324
HUF 144,431,500 USD 435,645 JPMC 3/16/2022 6,323
IDR 9,652,577,502 USD 669,316 CITI
**
3/16/2022 4,173
IDR 9,652,577,498 USD 669,317 JPMC
**
3/16/2022 4,172
INR 78,003,509 USD 1,031,470 CITI
**
3/16/2022 6,750
INR 78,003,491 USD 1,031,472 JPMC
**
3/16/2022 6,748
JPY 38,108,500 USD 331,427 CITI 3/16/2022 61
JPY 38,108,500 USD 331,427 JPMC 3/16/2022 61
KRW 38,871,000 USD 32,623 CITI
**
3/16/2022 10
KRW 38,871,000 USD 32,623 JPMC
**
3/16/2022 10
MXN 34,755,002 USD 1,620,499 CITI 3/16/2022 55,836
MXN 34,754,998 USD 1,620,501 JPMC 3/16/2022 55,834
NOK 21,411,000 USD 2,386,966 CITI 3/16/2022 41,097
NOK 21,411,000 USD 2,386,969 JPMC 3/16/2022 41,094
PLN 7,061,504 USD 1,719,250 CITI 3/16/2022 24,081
PLN 7,061,496 USD 1,719,250 JPMC 3/16/2022 24,079
RUB 32,096,000 USD 419,494 CITI
**
3/16/2022 3,012
RUB 32,095,998 USD 419,494 JPMC
**
3/16/2022 3,011
SEK 4,063,527 USD 447,145 CITI 3/16/2022 2,811
SEK 4,063,526 USD 447,146 JPMC 3/16/2022 2,811
SGD 845,500 USD 618,508 CITI 3/16/2022 8,670
SGD 845,500 USD 618,508 JPMC 3/16/2022 8,669
THB 1,021,439 USD 30,287 CITI 3/16/2022 281
THB 1,021,437 USD 30,287 JPMC 3/16/2022 281
USD 147,934 AUD 203,126 CITI 3/16/2022 123
USD 147,932 AUD 203,124 JPMC 3/16/2022 123
USD 97,288 CAD 123,000 CITI 3/16/2022 65
USD 97,288 CAD 123,000 JPMC 3/16/2022 65
USD 524,053 CLP 438,497,000 CITI
**
3/16/2022 14,946
USD 524,052 CLP 438,497,000 JPMC
**
3/16/2022 14,945
USD 36,329 CNY 232,000 CITI
**
3/16/2022 4
USD 36,329 CNY 232,000 JPMC
**
3/16/2022 4
USD 139,267 COP 555,000,000 CITI
**
3/16/2022 3,845
USD 139,267 COP 555,000,000 JPMC
**
3/16/2022 3,845
USD 37,626 HUF 12,221,500 CITI 3/16/2022 227
USD 37,626 HUF 12,221,500 JPMC 3/16/2022 227
USD 127,911 ILS 395,000 CITI 3/16/2022 783
USD 127,911 ILS 395,000 JPMC 3/16/2022 783
USD 2,031,120 JPY 231,498,750 CITI 3/16/2022 17,421
USD 2,031,118 JPY 231,498,750 JPMC 3/16/2022 17,418
USD 1,122,503 KRW 1,331,776,000 CITI
**
3/16/2022 4,462
USD 1,122,502 KRW 1,331,776,000 JPMC
**
3/16/2022 4,460
USD 810,579 PHP 41,200,000 CITI
**
3/16/2022 13,511
USD 810,578 PHP 41,200,000 JPMC
**
3/16/2022 13,510
USD 779,025 RUB 58,318,504 CITI
**
3/16/2022 11,331
USD 779,024 RUB 58,318,496 JPMC
**
3/16/2022 11,330
USD 175,779 SEK 1,583,000 CITI 3/16/2022 493
USD 175,779 SEK 1,583,000 JPMC 3/16/2022 492
USD 1,152 THB 38,000 CITI 3/16/2022 16
USD 1,152 THB 38,000 JPMC 3/16/2022 16
USD 233,450 TWD 6,425,000 CITI
**
3/16/2022 446
USD 233,450 TWD 6,425,000 JPMC
**
3/16/2022 446
USD 470,083 ZAR 7,530,000 CITI 3/16/2022 2,249
USD 470,082 ZAR 7,530,000 JPMC 3/16/2022 2,247
ZAR 7,652,771 USD 469,702 CITI 3/16/2022 5,758

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 7,652,757 USD 469,702 JPMC 3/16/2022 $ 5,757
Total unrealized appreciation 779,049
CLP 732,497,002 USD 868,195 CITI
**
3/16/2022 (17,747)
CLP 732,496,998 USD 868,196 JPMC
**
3/16/2022 (17,748)
COP 690,000,000 USD 172,645 CITI
**
3/16/2022 (4,283)
COP 690,000,000 USD 172,646 JPMC
**
3/16/2022 (4,283)
HUF 497,500 USD 1,532 CITI 3/16/2022 (10)
HUF 497,500 USD 1,532 JPMC 3/16/2022 (10)
ILS 35,000 USD 11,355 CITI 3/16/2022 (91)
ILS 35,000 USD 11,355 JPMC 3/16/2022 (91)
JPY 249,104,501 USD 2,204,247 CITI 3/16/2022 (37,403)
JPY 249,104,499 USD 2,204,249 JPMC 3/16/2022 (37,406)
KRW 443,251,500 USD 376,087 CITI
**
3/16/2022 (3,973)
KRW 443,251,500 USD 376,088 JPMC
**
3/16/2022 (3,973)
NZD 3,753,000 USD 2,618,192 CITI 3/16/2022 (50,670)
NZD 3,753,000 USD 2,618,196 JPMC 3/16/2022 (50,673)
PHP 9,700,000 USD 191,832 CITI
**
3/16/2022 (4,173)
PHP 9,700,000 USD 191,832 JPMC
**
3/16/2022 (4,173)
RUB 24,839,002 USD 330,305 CITI
**
3/16/2022 (3,329)
RUB 24,839,000 USD 330,305 JPMC
**
3/16/2022 (3,329)
SEK 10,684,974 USD 1,190,264 CITI 3/16/2022 (7,111)
SEK 10,684,973 USD 1,190,265 JPMC 3/16/2022 (7,113)
THB 1,541,564 USD 46,903 CITI 3/16/2022 (767)
THB 1,541,560 USD 46,903 JPMC 3/16/2022 (767)
USD 3,904,691 AUD 5,451,878 CITI 3/16/2022 (62,536)
USD 3,904,682 AUD 5,451,872 JPMC 3/16/2022 (62,541)
USD 539,035 BRL 3,136,500 CITI
**
3/16/2022 (14,373)
USD 539,034 BRL 3,136,500 JPMC
**
3/16/2022 (14,374)
USD 391,526 CAD 497,000 CITI 3/16/2022 (1,318)
USD 391,526 CAD 497,000 JPMC 3/16/2022 (1,319)
USD 4,152,398 CHF 3,827,004 CITI 3/16/2022 (55,306)
USD 4,152,384 CHF 3,826,996 JPMC 3/16/2022 (55,311)
USD 1,138 CLP 1,000,000 CITI
**
3/16/2022 (23)
USD 1,138 CLP 1,000,000 JPMC
**
3/16/2022 (23)
USD 77,618 CNY 498,500 CITI
**
3/16/2022 (434)
USD 77,618 CNY 498,500 JPMC
**
3/16/2022 (434)
USD 306,643 CZK 6,950,000 CITI 3/16/2022 (9,292)
USD 306,642 CZK 6,950,000 JPMC 3/16/2022 (9,293)
USD 5,461,628 EUR 4,826,004 CITI 3/16/2022 (40,767)
USD 5,461,612 EUR 4,825,996 JPMC 3/16/2022 (40,773)
USD 4,072,363 GBP 3,050,004 CITI 3/16/2022 (54,681)
USD 4,072,252 GBP 3,049,996 JPMC 3/16/2022 (54,780)
USD 123,748 HUF 40,806,500 CITI 3/16/2022 (1,121)
USD 123,748 HUF 40,806,500 JPMC 3/16/2022 (1,122)
USD 824,728 IDR 11,932,577,504 CITI
**
3/16/2022 (7,844)
USD 824,727 IDR 11,932,577,496 JPMC
**
3/16/2022 (7,845)
USD 93,388 ILS 295,000 CITI 3/16/2022 (1,555)
USD 93,388 ILS 295,000 JPMC 3/16/2022 (1,555)
USD 1,383,641 INR 105,007,003 CITI
**
3/16/2022 (13,994)
USD 1,383,639 INR 105,006,997 JPMC
**
3/16/2022 (13,996)
USD 1,376,392 JPY 158,261,751 CITI 3/16/2022 (253)
USD 1,376,390 JPY 158,261,749 JPMC 3/16/2022 (255)
USD 232,210 KRW 276,759,500 CITI
**
3/16/2022 (132)
USD 232,210 KRW 276,759,500 JPMC
**
3/16/2022 (132)
USD 749,153 MXN 16,031,501 CITI 3/16/2022 (24,093)
USD 749,152 MXN 16,031,499 JPMC 3/16/2022 (24,094)
USD 2,214,278 NOK 20,063,000 CITI 3/16/2022 (60,919)
USD 2,214,275 NOK 20,063,000 JPMC 3/16/2022 (60,922)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 444,600 NZD 657,500 CITI 3/16/2022 $ (5,212)
USD 444,599 NZD 657,500 JPMC 3/16/2022 (5,213)
USD 1,169,623 PLN 4,839,001 CITI 3/16/2022 (25,021)
USD 1,169,621 PLN 4,838,999 JPMC 3/16/2022 (25,022)
USD 631,172 RUB 48,122,005 CITI
**
3/16/2022 (2,297)
USD 631,171 RUB 48,121,995 JPMC
**
3/16/2022 (2,298)
USD 1,893,496 SEK 17,214,501 CITI 3/16/2022 (12,674)
USD 1,893,493 SEK 17,214,499 JPMC 3/16/2022 (12,676)
USD 1,173,939 SGD 1,600,500 CITI 3/16/2022 (13,285)
USD 1,173,937 SGD 1,600,500 JPMC 3/16/2022 (13,286)
USD 5,067 THB 171,000 CITI 3/16/2022 (51)
USD 5,067 THB 171,000 JPMC 3/16/2022 (51)
USD 232,637 TWD 6,425,000 CITI
**
3/16/2022 (366)
USD 232,637 TWD 6,425,000 JPMC
**
3/16/2022 (367)
USD 199,919 ZAR 3,237,500 CITI 3/16/2022 (1,226)
USD 199,918 ZAR 3,237,500 JPMC 3/16/2022 (1,225)
ZAR 5,328,737 USD 333,051 CITI 3/16/2022 (1,978)
ZAR 5,328,735 USD 333,052 JPMC 3/16/2022 (1,978)
Total unrealized depreciation (1,080,759)
Net unrealized depreciation $ (301,710)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,246,882 $ 2,246,882
CITI
Investment Companies 334,206 – 334,206
CRSU
Cash – 491,103 491,103
GSCO
Cash – 369,670 369,670
GSIN
U.S. Treasury Bills 299,966 – 299,966
JPMC
Investment Companies 501,669 – 501,669
JPMS
Cash – 207,579 207,579
MLIN
Cash (120,016) – (120,016)
MSCL
Cash – 489,984 489,984

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND (FORMERLY KNOWN AS AQR GLOBAL MACRO FUND)
Consolidated Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 30,495 $ 30,495
JPPC
Cash – 123,576 123,576
MSCL
Cash – 111,232 111,232

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
(a) Represents 7-day effective yield as of December 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended December 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 94.8%
INVESTMENT COMPANIES - 19.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 16,050,927 16,050,927
Limited Purpose Cash Investment
Fund, 0.01% (1)(a)(c) 176,492,443 176,421,846
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 1,407,120 1,407,120
TOTAL INVESTMENT COMPANIES
(Cost $193,880,349) 193,879,893
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 75.8%
U.S. Treasury Bills
0.05%, 1/6/2022 (d) $ 2,567,000 2,566,999
0.05%, 1/20/2022 (d)(e) 54,200,000 54,199,680
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 75.8% (continued)
0.05%, 1/27/2022 (d) $ 74,559,000 74,557,633
0.06%, 2/3/2022 (d)(f) 73,208,000 73,206,109
0.05%, 3/10/2022 (d)(e) 154,481,000 154,468,963
0.05%, 3/17/2022 (d)(g) 221,238,000 221,213,215
0.05%, 3/24/2022 (d)(f) 116,855,000 116,840,459
0.05%, 3/31/2022 (d)(f) 60,622,000 60,614,284
0.06%, 5/19/2022 (d)(f) 13,934,000 13,928,855
0.10%, 6/9/2022 (d)(f) 1,127,000 1,126,459
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $772,722,128) 772,722,656
TOTAL SHORT-TERM INVESTMENTS
(Cost $966,602,477) 966,602,549
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.8%
(Cost $966,602,477) 966,602,549
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.2% (h) 53,200,655
NET ASSETS - 100.0% 1,019,803,204
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2021
Shares
Held At
12/31/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 17.3%
INVESTMENT COMPANIES - 17.3%
Limited Purpose
Cash Investment
Fund,
0.01% (1)^(a)
(Cost $176,422,302) $342,382,832 $3,616,909,883 $(3,782,884,876) $(79) $14,086 $176,421,846 176,492,443 $31,071 $–
^    No longer affiliated as of December 31, 2021.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 02/11/2022 USD (56,300) $ 850
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 02/16/2022 BRL (199,461,275) 1,204,823
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/18/2022 CHF 6,143,040 151,871
1,357,544
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/11/2022 USD 844,500 (13,414)
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (63,317,700) (101,915)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 01/28/2022 HKD (71,096,200) (129,119)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (30,587,900) (75,865)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 02/18/2022 USD (1,356,940) (139,712)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/18/2022 USD 1,356,940 (40,936)
(500,961)
$ 856,583
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 2 1/2022 EUR $ 363,268 $ (627)
Brent Crude Oil 9 1/2022 USD 700,020 (12,160)
LME Aluminum Base Metal 1 1/2022 USD 70,063 (6,665)
LME Aluminum Base Metal 1 1/2022 USD 70,065 (1,238)
LME Aluminum Base Metal 2 1/2022 USD 140,300 (5,570)
LME Aluminum Base Metal 2 1/2022 USD 140,136 2,413
LME Aluminum Base Metal 4 1/2022 USD 280,300 (40,712)
LME Aluminum Base Metal 5 1/2022 USD 350,250 (14,755)
LME Aluminum Base Metal 5 1/2022 USD 350,450 (48,940)
LME Aluminum Base Metal 6 1/2022 USD 420,371 (17,066)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 7 1/2022 USD $ 491,050 $ (15,847)
LME Aluminum Base Metal 10 1/2022 USD 701,200 (66,080)
LME Aluminum Base Metal 13 1/2022 USD 910,917 29,027
LME Aluminum Base Metal 14 1/2022 USD 982,100 (79,834)
LME Aluminum Base Metal 14 1/2022 USD 981,470 (121,894)
LME Aluminum Base Metal 15 1/2022 USD 1,052,025 (94,019)
LME Aluminum Base Metal 26 1/2022 USD 1,838,363 (50,993)
LME Aluminum Base Metal 30 1/2022 USD 2,104,500 (89,113)
LME Copper Base Metal 1 1/2022 USD 243,516 14,033
LME Copper Base Metal 1 1/2022 USD 243,508 2,006
LME Copper Base Metal 1 1/2022 USD 243,511 (367)
LME Copper Base Metal 2 1/2022 USD 487,013 5,873
LME Copper Base Metal 2 1/2022 USD 486,200 27,570
LME Copper Base Metal 2 1/2022 USD 487,354 11,655
LME Copper Base Metal 2 1/2022 USD 487,338 13,565
LME Copper Base Metal 3 1/2022 USD 731,044 (12,898)
LME Copper Base Metal 4 1/2022 USD 974,692 27,606
LME Copper Base Metal 4 1/2022 USD 974,117 (18,369)
LME Nickel Base Metal 2 1/2022 USD 250,185 13,419
LME Nickel Base Metal 2 1/2022 USD 250,199 5,723
LME Nickel Base Metal 3 1/2022 USD 375,849 50,940
LME Nickel Base Metal 5 1/2022 USD 625,605 25,303
LME Nickel Base Metal 5 1/2022 USD 626,325 49,328
LME Nickel Base Metal 6 1/2022 USD 750,511 48,535
LME Nickel Base Metal 7 1/2022 USD 876,771 60,300
LME Nickel Base Metal 11 1/2022 USD 1,377,717 49,362
LME Nickel Base Metal 15 1/2022 USD 1,878,615 47,371
LME Nickel Base Metal 15 1/2022 USD 1,877,265 59,348
LME Nickel Base Metal 17 1/2022 USD 2,129,811 314,823
LME Nickel Base Metal 21 1/2022 USD 2,630,943 326,730
LME Nickel Base Metal 31 1/2022 USD 3,849,828 483,151
LME Zinc Base Metal 3 1/2022 USD 267,908 12,025
LME Zinc Base Metal 4 1/2022 USD 357,030 24,374
LME Zinc Base Metal 5 1/2022 USD 448,719 67,642
LME Zinc Base Metal 6 1/2022 USD 536,085 18,207
LME Zinc Base Metal 7 1/2022 USD 626,281 6,761
LME Zinc Base Metal 7 1/2022 USD 628,250 99,598
LME Zinc Base Metal 10 1/2022 USD 897,250 99,346
LME Zinc Base Metal 10 1/2022 USD 897,375 143,596
LME Zinc Base Metal 14 1/2022 USD 1,248,975 75,161
LME Zinc Base Metal 14 1/2022 USD 1,255,100 72,023
LME Zinc Base Metal 16 1/2022 USD 1,433,600 19,153
LME Zinc Base Metal 17 1/2022 USD 1,521,500 (46,864)
LME Zinc Base Metal 18 1/2022 USD 1,611,000 256,897
LME Zinc Base Metal 20 1/2022 USD 1,788,750 30,080
LME Zinc Base Metal 20 1/2022 USD 1,794,000 168,453
LME Zinc Base Metal 41 1/2022 USD 3,671,550 (208,196)
NY Harbor ULSD 39 1/2022 USD 3,808,841 93,953
OMXS30 Index 12 1/2022 SEK 321,274 97
RBOB Gasoline 340 1/2022 USD 31,767,288 1,590,843
SGX FTSE Taiwan Index 14 1/2022 USD 897,960 1,104
WTI Crude Oil 77 1/2022 USD 5,791,170 14,885
100 oz Gold 70 2/2022 USD 12,800,200 132,270
Lean Hogs 92 2/2022 USD 2,998,280 11,573
LME Aluminum Base Metal 1 2/2022 USD 70,091 3,526
LME Aluminum Base Metal 1 2/2022 USD 70,082 2,208

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 2/2022 USD $ 70,106 $ 2,959
LME Aluminum Base Metal 3 2/2022 USD 210,308 18,674
LME Aluminum Base Metal 6 2/2022 USD 420,633 29,903
LME Aluminum Base Metal 8 2/2022 USD 560,978 25,806
LME Aluminum Base Metal 9 2/2022 USD 631,125 42,161
LME Aluminum Base Metal 10 2/2022 USD 701,000 25,971
LME Aluminum Base Metal 16 2/2022 USD 1,121,900 28,253
LME Aluminum Base Metal 19 2/2022 USD 1,332,138 73,306
LME Aluminum Base Metal 20 2/2022 USD 1,402,220 63,179
LME Aluminum Base Metal 21 2/2022 USD 1,472,363 60,051
LME Aluminum Base Metal 49 2/2022 USD 3,436,738 207,868
LME Copper Base Metal 1 2/2022 USD 243,495 6,346
LME Copper Base Metal 1 2/2022 USD 243,488 2,354
LME Copper Base Metal 1 2/2022 USD 243,497 2,731
LME Copper Base Metal 1 2/2022 USD 243,288 (3,641)
LME Copper Base Metal 1 2/2022 USD 243,288 2,266
LME Copper Base Metal 1 2/2022 USD 243,499 2,914
LME Copper Base Metal 1 2/2022 USD 243,502 7,299
LME Copper Base Metal 2 2/2022 USD 486,975 4,770
LME Copper Base Metal 2 2/2022 USD 487,000 6,939
LME Copper Base Metal 2 2/2022 USD 486,984 1,970
LME Copper Base Metal 3 2/2022 USD 729,863 79
LME Copper Base Metal 3 2/2022 USD 729,863 22,155
LME Copper Base Metal 3 2/2022 USD 729,863 13,930
LME Copper Base Metal 3 2/2022 USD 729,863 (3,966)
LME Nickel Base Metal 1 2/2022 USD 125,049 8,857
LME Nickel Base Metal 1 2/2022 USD 124,743 4,140
LME Nickel Base Metal 1 2/2022 USD 125,064 8,421
LME Nickel Base Metal 2 2/2022 USD 250,142 16,376
LME Nickel Base Metal 2 2/2022 USD 250,113 13,311
LME Nickel Base Metal 3 2/2022 USD 375,105 25,429
LME Nickel Base Metal 5 2/2022 USD 625,005 39,852
LME Nickel Base Metal 6 2/2022 USD 748,464 12,290
LME Nickel Base Metal 9 2/2022 USD 1,122,781 34,324
LME Nickel Base Metal 10 2/2022 USD 1,250,130 64,514
LME Nickel Base Metal 10 2/2022 USD 1,250,205 60,207
LME Nickel Base Metal 14 2/2022 USD 1,746,990 111,541
LME Zinc Base Metal 1 2/2022 USD 88,850 8,039
LME Zinc Base Metal 2 2/2022 USD 178,353 12,486
LME Zinc Base Metal 3 2/2022 USD 267,188 28,229
LME Zinc Base Metal 4 2/2022 USD 356,614 26,211
LME Zinc Base Metal 5 2/2022 USD 445,654 46,868
LME Zinc Base Metal 6 2/2022 USD 534,716 43,271
LME Zinc Base Metal 8 2/2022 USD 710,458 69,378
LME Zinc Base Metal 10 2/2022 USD 890,965 80,936
LME Zinc Base Metal 12 2/2022 USD 1,068,885 97,150
LME Zinc Base Metal 18 2/2022 USD 1,598,720 99,041
LME Zinc Base Metal 26 2/2022 USD 2,311,400 238,157
Low Sulphur Gasoil 63 2/2022 USD 4,197,375 98,661
Coffee 'C' 240 3/2022 USD 20,349,000 (577,709)
Copper 56 3/2022 USD 6,248,900 46,006
Corn 544 3/2022 USD 16,136,400 270,516
Cotton No. 2 305 3/2022 USD 17,171,500 964,290
EURO STOXX 50 Index 91 3/2022 EUR 4,442,000 134,483
FTSE/JSE Top 40 Index 5 3/2022 ZAR 210,204 1,331
FTSE/MIB Index 9 3/2022 EUR 1,395,983 31,957

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
KC HRW Wheat 268 3/2022 USD $ 10,740,100 $ (187,863)
LME Aluminum Base Metal 1 3/2022 USD 70,200 4,297
LME Aluminum Base Metal 3 3/2022 USD 210,581 13,190
LME Aluminum Base Metal 7 3/2022 USD 491,313 32,092
LME Aluminum Base Metal 13 3/2022 USD 912,275 33,697
LME Aluminum Base Metal 13 3/2022 USD 912,051 (7,848)
LME Aluminum Base Metal 14 3/2022 USD 982,975 77,484
LME Aluminum Base Metal 15 3/2022 USD 1,052,250 62,213
LME Aluminum Base Metal 16 3/2022 USD 1,122,400 46,884
LME Aluminum Base Metal 23 3/2022 USD 1,613,306 86,038
LME Aluminum Base Metal 27 3/2022 USD 1,896,075 110,545
LME Aluminum Base Metal 28 3/2022 USD 1,964,375 125,392
LME Aluminum Base Metal 41 3/2022 USD 2,877,431 203,860
LME Aluminum Base Metal 60 3/2022 USD 4,211,250 (26,070)
LME Aluminum Base Metal 62 3/2022 USD 4,353,175 (13,661)
LME Aluminum Base Metal 214 3/2022 USD 15,022,800 235,482
LME Copper Base Metal 1 3/2022 USD 243,288 4,035
LME Copper Base Metal 1 3/2022 USD 243,163 4,922
LME Copper Base Metal 1 3/2022 USD 243,097 4,094
LME Copper Base Metal 1 3/2022 USD 243,013 (65)
LME Copper Base Metal 1 3/2022 USD 243,288 11,113
LME Copper Base Metal 1 3/2022 USD 243,019 1,278
LME Copper Base Metal 2 3/2022 USD 486,575 6,570
LME Copper Base Metal 3 3/2022 USD 729,863 23,355
LME Copper Base Metal 3 3/2022 USD 729,863 19,755
LME Copper Base Metal 5 3/2022 USD 1,216,438 19,349
LME Copper Base Metal 62 3/2022 USD 15,083,825 241,831
LME Nickel Base Metal 1 3/2022 USD 124,758 4,998
LME Nickel Base Metal 1 3/2022 USD 124,788 6,175
LME Nickel Base Metal 1 3/2022 USD 124,604 6,371
LME Nickel Base Metal 1 3/2022 USD 124,773 3,210
LME Nickel Base Metal 3 3/2022 USD 374,327 16,028
LME Nickel Base Metal 3 3/2022 USD 373,860 23,715
LME Nickel Base Metal 5 3/2022 USD 622,710 495
LME Nickel Base Metal 5 3/2022 USD 623,891 27,776
LME Nickel Base Metal 5 3/2022 USD 622,710 10,995
LME Nickel Base Metal 5 3/2022 USD 623,804 30,815
LME Nickel Base Metal 6 3/2022 USD 748,535 26,345
LME Nickel Base Metal 6 3/2022 USD 748,624 32,168
LME Nickel Base Metal 7 3/2022 USD 871,794 22,533
LME Nickel Base Metal 15 3/2022 USD 1,869,795 86,851
LME Nickel Base Metal 193 3/2022 USD 24,078,873 495,169
LME Zinc Base Metal 1 3/2022 USD 88,400 875
LME Zinc Base Metal 2 3/2022 USD 177,532 11,254
LME Zinc Base Metal 3 3/2022 USD 265,050 591
LME Zinc Base Metal 4 3/2022 USD 355,143 36,431
LME Zinc Base Metal 5 3/2022 USD 443,000 16,466
LME Zinc Base Metal 7 3/2022 USD 620,900 38,587
LME Zinc Base Metal 7 3/2022 USD 619,792 27,739
LME Zinc Base Metal 7 3/2022 USD 621,576 59,367
LME Zinc Base Metal 8 3/2022 USD 710,280 74,052
LME Zinc Base Metal 8 3/2022 USD 709,950 46,973
LME Zinc Base Metal 11 3/2022 USD 973,638 18,461
LME Zinc Base Metal 187 3/2022 USD 16,586,900 1,127,065
MSCI EAFE E-Mini Index 1 3/2022 USD 116,090 (255)
Nikkei 225 Index 10 3/2022 JPY 2,501,956 (3,839)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P/TSX 60 Index 40 3/2022 CAD $ 8,100,874 $ 202,599
Silver 4 3/2022 USD 467,040 11,392
Soybean Meal 47 3/2022 USD 1,875,770 (42,909)
SPI 200 Index 43 3/2022 AUD 5,746,208 (16,496)
TOPIX Index 6 3/2022 JPY 1,039,033 (2,671)
Wheat 72 3/2022 USD 2,774,700 (76,151)
3 Month Euro Euribor 145 6/2022 EUR 41,479,042 (124)
3 Month SARON 51 9/2022 CHF 14,086,287 (6,256)
9,871,253
Short Contracts
CAC 40 10 Euro Index (2) 1/2022 EUR (162,646) (4,996)
Hang Seng Index (137) 1/2022 HKD (20,601,259) (278,963)
IBEX 35 Index (23) 1/2022 EUR (2,274,054) (103,859)
LME Aluminum Base Metal (1) 1/2022 USD (70,065) 1,353
LME Aluminum Base Metal (1) 1/2022 USD (70,063) 6,193
LME Aluminum Base Metal (2) 1/2022 USD (140,136) (1,891)
LME Aluminum Base Metal (2) 1/2022 USD (140,300) 5,544
LME Aluminum Base Metal (4) 1/2022 USD (280,300) 40,543
LME Aluminum Base Metal (5) 1/2022 USD (350,250) 15,060
LME Aluminum Base Metal (5) 1/2022 USD (350,450) 49,057
LME Aluminum Base Metal (6) 1/2022 USD (420,371) 17,312
LME Aluminum Base Metal (7) 1/2022 USD (491,050) 18,183
LME Aluminum Base Metal (10) 1/2022 USD (701,200) 72,068
LME Aluminum Base Metal (13) 1/2022 USD (910,917) (39,955)
LME Aluminum Base Metal (14) 1/2022 USD (982,100) 72,629
LME Aluminum Base Metal (14) 1/2022 USD (981,470) 125,626
LME Aluminum Base Metal (15) 1/2022 USD (1,052,025) 102,077
LME Aluminum Base Metal (26) 1/2022 USD (1,838,363) 30,798
LME Aluminum Base Metal (30) 1/2022 USD (2,104,500) 88,412
LME Copper Base Metal (1) 1/2022 USD (243,511) 1,190
LME Copper Base Metal (1) 1/2022 USD (243,508) (2,055)
LME Copper Base Metal (1) 1/2022 USD (243,516) (14,381)
LME Copper Base Metal (2) 1/2022 USD (487,338) (13,293)
LME Copper Base Metal (2) 1/2022 USD (486,200) (28,156)
LME Copper Base Metal (2) 1/2022 USD (487,013) (5,756)
LME Copper Base Metal (2) 1/2022 USD (487,354) (13,109)
LME Copper Base Metal (3) 1/2022 USD (731,044) 13,023
LME Copper Base Metal (4) 1/2022 USD (974,117) 18,018
LME Copper Base Metal (4) 1/2022 USD (974,692) (32,903)
LME Nickel Base Metal (2) 1/2022 USD (250,185) (12,291)
LME Nickel Base Metal (2) 1/2022 USD (250,199) (6,005)
LME Nickel Base Metal (3) 1/2022 USD (375,849) (50,328)
LME Nickel Base Metal (5) 1/2022 USD (626,325) (49,440)
LME Nickel Base Metal (5) 1/2022 USD (625,605) (22,455)
LME Nickel Base Metal (6) 1/2022 USD (750,511) (47,539)
LME Nickel Base Metal (7) 1/2022 USD (876,771) (62,617)
LME Nickel Base Metal (11) 1/2022 USD (1,377,717) (53,129)
LME Nickel Base Metal (15) 1/2022 USD (1,878,615) (46,259)
LME Nickel Base Metal (15) 1/2022 USD (1,877,265) (75,059)
LME Nickel Base Metal (17) 1/2022 USD (2,129,811) (308,714)
LME Nickel Base Metal (21) 1/2022 USD (2,630,943) (315,905)
LME Nickel Base Metal (31) 1/2022 USD (3,849,828) (497,061)
LME Zinc Base Metal (3) 1/2022 USD (267,908) (12,804)
LME Zinc Base Metal (4) 1/2022 USD (357,030) (20,542)
LME Zinc Base Metal (5) 1/2022 USD (448,719) (69,706)
LME Zinc Base Metal (6) 1/2022 USD (536,085) (17,853)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (7) 1/2022 USD $ (626,281) $ (3,295)
LME Zinc Base Metal (7) 1/2022 USD (628,250) (98,434)
LME Zinc Base Metal (10) 1/2022 USD (897,375) (139,334)
LME Zinc Base Metal (10) 1/2022 USD (897,250) (100,275)
LME Zinc Base Metal (14) 1/2022 USD (1,255,100) (75,991)
LME Zinc Base Metal (14) 1/2022 USD (1,248,975) (78,496)
LME Zinc Base Metal (16) 1/2022 USD (1,433,600) 54,144
LME Zinc Base Metal (17) 1/2022 USD (1,521,500) 20,647
LME Zinc Base Metal (18) 1/2022 USD (1,611,000) (248,583)
LME Zinc Base Metal (20) 1/2022 USD (1,794,000) (182,184)
LME Zinc Base Metal (20) 1/2022 USD (1,788,750) (47,365)
LME Zinc Base Metal (41) 1/2022 USD (3,671,550) 166,774
MSCI Singapore Index (198) 1/2022 SGD (4,997,752) (27,828)
Natural Gas (25) 1/2022 USD (932,500) 805
SGX FTSE China A50 Index (144) 1/2022 USD (2,260,656) (11,559)
SGX NIFTY 50 Index (58) 1/2022 USD (2,022,982) (19,188)
Live Cattle (193) 2/2022 USD (10,784,840) (254,385)
LME Aluminum Base Metal (1) 2/2022 USD (70,091) (3,569)
LME Aluminum Base Metal (1) 2/2022 USD (70,106) (3,109)
LME Aluminum Base Metal (1) 2/2022 USD (70,082) (2,060)
LME Aluminum Base Metal (3) 2/2022 USD (210,308) (20,565)
LME Aluminum Base Metal (6) 2/2022 USD (420,633) (30,707)
LME Aluminum Base Metal (8) 2/2022 USD (560,978) (25,198)
LME Aluminum Base Metal (9) 2/2022 USD (631,125) (39,852)
LME Aluminum Base Metal (10) 2/2022 USD (701,000) (28,760)
LME Aluminum Base Metal (16) 2/2022 USD (1,121,900) (31,012)
LME Aluminum Base Metal (19) 2/2022 USD (1,332,138) (64,404)
LME Aluminum Base Metal (20) 2/2022 USD (1,402,220) (76,079)
LME Aluminum Base Metal (21) 2/2022 USD (1,472,363) (54,943)
LME Aluminum Base Metal (49) 2/2022 USD (3,436,738) (203,367)
LME Copper Base Metal (1) 2/2022 USD (243,288) (1,490)
LME Copper Base Metal (1) 2/2022 USD (243,497) (1,850)
LME Copper Base Metal (1) 2/2022 USD (243,495) (5,573)
LME Copper Base Metal (1) 2/2022 USD (243,288) 3,785
LME Copper Base Metal (1) 2/2022 USD (243,488) (2,240)
LME Copper Base Metal (1) 2/2022 USD (243,499) (3,576)
LME Copper Base Metal (1) 2/2022 USD (243,502) (7,255)
LME Copper Base Metal (2) 2/2022 USD (486,984) (3,639)
LME Copper Base Metal (2) 2/2022 USD (486,975) (5,235)
LME Copper Base Metal (2) 2/2022 USD (487,000) (6,630)
LME Copper Base Metal (3) 2/2022 USD (729,863) (21,920)
LME Copper Base Metal (3) 2/2022 USD (729,863) (1,245)
LME Copper Base Metal (3) 2/2022 USD (729,863) 4,380
LME Copper Base Metal (3) 2/2022 USD (729,863) (14,779)
LME Nickel Base Metal (1) 2/2022 USD (124,743) (4,127)
LME Nickel Base Metal (1) 2/2022 USD (125,064) (8,307)
LME Nickel Base Metal (1) 2/2022 USD (125,049) (8,802)
LME Nickel Base Metal (2) 2/2022 USD (250,142) (16,193)
LME Nickel Base Metal (2) 2/2022 USD (250,113) (15,546)
LME Nickel Base Metal (3) 2/2022 USD (375,105) (26,904)
LME Nickel Base Metal (5) 2/2022 USD (625,005) (35,670)
LME Nickel Base Metal (6) 2/2022 USD (748,464) (7,062)
LME Nickel Base Metal (9) 2/2022 USD (1,122,781) (38,607)
LME Nickel Base Metal (10) 2/2022 USD (1,250,130) (71,455)
LME Nickel Base Metal (10) 2/2022 USD (1,250,205) (65,235)
LME Nickel Base Metal (14) 2/2022 USD (1,746,990) (109,271)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 2/2022 USD $ (88,850) $ (7,890)
LME Zinc Base Metal (2) 2/2022 USD (178,353) (14,241)
LME Zinc Base Metal (3) 2/2022 USD (267,188) (27,184)
LME Zinc Base Metal (4) 2/2022 USD (356,614) (25,326)
LME Zinc Base Metal (5) 2/2022 USD (445,654) (42,419)
LME Zinc Base Metal (6) 2/2022 USD (534,716) (40,033)
LME Zinc Base Metal (8) 2/2022 USD (710,458) (67,353)
LME Zinc Base Metal (10) 2/2022 USD (890,965) (74,885)
LME Zinc Base Metal (12) 2/2022 USD (1,068,885) (98,118)
LME Zinc Base Metal (18) 2/2022 USD (1,598,720) (99,354)
LME Zinc Base Metal (26) 2/2022 USD (2,311,400) (242,372)
Sugar No. 11 (244) 2/2022 USD (5,159,526) 20,147
Australia 10 Year Bond (303) 3/2022 AUD (30,679,111) 63,704
Australia 3 Year Bond (2,413) 3/2022 AUD (200,399,439) (6,612)
Canada 10 Year Bond (1,021) 3/2022 CAD (115,042,595) (1,998,982)
Cocoa (234) 3/2022 GBP (5,387,589) (101,882)
Cocoa (410) 3/2022 USD (10,332,000) (449,300)
DJIA CBOT E-Mini Index (45) 3/2022 USD (8,150,850) (249,967)
Euro- Bobl (318) 3/2022 EUR (48,249,471) 106,904
Euro-BTP (1,198) 3/2022 EUR (200,442,124) 3,243,790
Euro-Bund (117) 3/2022 EUR (22,839,244) 266,315
Euro- Buxl (31) 3/2022 EUR (7,299,402) 216,615
Euro-OAT (675) 3/2022 EUR (125,424,845) 952,472
Euro-Schatz (376) 3/2022 EUR (47,957,354) 9,717
FTSE 100 Index (366) 3/2022 GBP (36,283,045) (674,758)
Japan 10 Year Bond (43) 3/2022 JPY (56,681,648) 99,438
KOSPI 200 Index (56) 3/2022 KRW (4,643,113) (46,920)
LME Aluminum Base Metal (1) 3/2022 USD (70,200) (4,415)
LME Aluminum Base Metal (3) 3/2022 USD (210,581) (13,978)
LME Aluminum Base Metal (7) 3/2022 USD (491,313) (31,925)
LME Aluminum Base Metal (13) 3/2022 USD (912,275) (27,398)
LME Aluminum Base Metal (13) 3/2022 USD (912,051) 1,167
LME Aluminum Base Metal (14) 3/2022 USD (982,975) (75,396)
LME Aluminum Base Metal (15) 3/2022 USD (1,052,250) (65,436)
LME Aluminum Base Metal (16) 3/2022 USD (1,122,400) (49,474)
LME Aluminum Base Metal (23) 3/2022 USD (1,613,306) (94,355)
LME Aluminum Base Metal (27) 3/2022 USD (1,896,075) (114,271)
LME Aluminum Base Metal (28) 3/2022 USD (1,964,375) (123,409)
LME Aluminum Base Metal (41) 3/2022 USD (2,877,431) (206,948)
LME Aluminum Base Metal (60) 3/2022 USD (4,211,250) 18,573
LME Aluminum Base Metal (62) 3/2022 USD (4,353,175) 5,258
LME Aluminum Base Metal (269) 3/2022 USD (18,883,800) (1,076,301)
LME Copper Base Metal (1) 3/2022 USD (243,097) (3,842)
LME Copper Base Metal (1) 3/2022 USD (243,163) (4,789)
LME Copper Base Metal (1) 3/2022 USD (243,288) (4,094)
LME Copper Base Metal (1) 3/2022 USD (243,013) (450)
LME Copper Base Metal (1) 3/2022 USD (243,019) (1,271)
LME Copper Base Metal (1) 3/2022 USD (243,288) (11,953)
LME Copper Base Metal (2) 3/2022 USD (486,575) (6,811)
LME Copper Base Metal (3) 3/2022 USD (729,863) (19,666)
LME Copper Base Metal (3) 3/2022 USD (729,863) (23,727)
LME Copper Base Metal (5) 3/2022 USD (1,216,438) (26,035)
LME Copper Base Metal (19) 3/2022 USD (4,622,463) (93,184)
LME Nickel Base Metal (1) 3/2022 USD (124,773) (3,173)
LME Nickel Base Metal (1) 3/2022 USD (124,604) (6,136)
LME Nickel Base Metal (1) 3/2022 USD (124,758) (4,611)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 3/2022 USD $ (124,788) $ (6,111)
LME Nickel Base Metal (3) 3/2022 USD (374,327) (16,836)
LME Nickel Base Metal (3) 3/2022 USD (373,860) (23,607)
LME Nickel Base Metal (5) 3/2022 USD (622,710) 111
LME Nickel Base Metal (5) 3/2022 USD (623,804) (30,585)
LME Nickel Base Metal (5) 3/2022 USD (622,710) (8,712)
LME Nickel Base Metal (5) 3/2022 USD (623,891) (27,984)
LME Nickel Base Metal (6) 3/2022 USD (748,624) (34,706)
LME Nickel Base Metal (6) 3/2022 USD (748,535) (22,253)
LME Nickel Base Metal (7) 3/2022 USD (871,794) (23,195)
LME Nickel Base Metal (15) 3/2022 USD (1,869,795) (94,045)
LME Nickel Base Metal (46) 3/2022 USD (5,739,006) (204,616)
LME Zinc Base Metal (1) 3/2022 USD (88,400) (902)
LME Zinc Base Metal (2) 3/2022 USD (177,532) (11,537)
LME Zinc Base Metal (3) 3/2022 USD (265,050) (771)
LME Zinc Base Metal (4) 3/2022 USD (355,143) (35,500)
LME Zinc Base Metal (5) 3/2022 USD (443,000) (15,065)
LME Zinc Base Metal (7) 3/2022 USD (621,576) (59,071)
LME Zinc Base Metal (7) 3/2022 USD (620,900) (38,121)
LME Zinc Base Metal (7) 3/2022 USD (619,792) (27,387)
LME Zinc Base Metal (8) 3/2022 USD (709,950) (48,774)
LME Zinc Base Metal (8) 3/2022 USD (710,280) (77,002)
LME Zinc Base Metal (11) 3/2022 USD (973,638) (5,516)
LME Zinc Base Metal (50) 3/2022 USD (4,435,000) (251,700)
Long Gilt (456) 3/2022 GBP (77,109,145) (33,314)
MSCI Emerging Markets E-Mini Index (506) 3/2022 USD (31,025,390) (413,875)
NASDAQ 100 E-Mini Index (6) 3/2022 USD (1,958,490) 16,361
Palladium (4) 3/2022 USD (764,840) (44,284)
Russell 2000 E-Mini Index (30) 3/2022 USD (3,364,200) (135,644)
S&P 500 E-Mini Index (6) 3/2022 USD (1,427,550) 10,387
S&P Midcap 400 E-Mini Index (8) 3/2022 USD (2,270,160) (79,382)
Soybean (22) 3/2022 USD (1,473,175) (64,250)
Soybean Oil (53) 3/2022 USD (1,797,654) (1,971)
U.S. Treasury 10 Year Note (703) 3/2022 USD (91,620,672) (813,013)
U.S. Treasury 2 Year Note (6,072) 3/2022 USD (1,324,502,437) 1,034,168
U.S. Treasury 5 Year Note (2,517) 3/2022 USD (304,281,702) (875,084)
U.S. Treasury Long Bond (129) 3/2022 USD (20,631,938) (200,705)
U.S. Treasury Ultra Bond (92) 3/2022 USD (18,043,500) (136,595)
Platinum (29) 4/2022 USD (1,400,990) (6,065)
3 Month Canadian Bankers Acceptance (407) 6/2022 CAD (79,440,531) (77,187)
3 Month Eurodollar (1,589) 6/2022 USD (394,866,499) 1,352,462
ASX 90 Day Bank Accepted Bill (97) 6/2022 AUD (70,502,813) (874)
3 Month Canadian Bankers Acceptance (160) 9/2022 CAD (31,126,922) (22,724)
3 Month Euro Euribor (251) 9/2022 EUR (71,733,783) (1,012)
3 Month Eurodollar (1,491) 9/2022 USD (369,712,087) 1,731,047
3 Month SONIA (20) 9/2022 GBP (6,707,179) 10,242
3 Month SONIA (98) 9/2022 GBP (32,865,175) (1,922)
ASX 90 Day Bank Accepted Bill (244) 9/2022 AUD (177,211,957) (6,075)
3 Month Euro Euribor (166) 12/2022 EUR (47,394,218) 81,877
3 Month Euro Euribor (750) 12/2022 EUR (214,130,503) 12,889
3 Month Eurodollar (1,449) 12/2022 USD (358,410,149) 1,406,418
3 Month SARON (41) 12/2022 CHF (11,318,083) 216
3 Month SONIA (89) 12/2022 GBP (29,788,218) (10,957)
3 Month Euro Euribor (184) 3/2023 EUR (52,462,649) 146,788
3 Month Euro Euribor (551) 3/2023 EUR (157,102,825) 16,323
3 Month Eurodollar (1,162) 3/2023 USD (286,926,849) 1,163,118

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SARON (34) 3/2023 CHF $ (9,380,597) $ (1,351)
3 Month SONIA (112) 3/2023 GBP (37,454,082) 23,192
3 Month Euro Euribor (365) 6/2023 EUR (103,955,652) 380,082
3 Month Euro Euribor (797) 6/2023 EUR (226,993,575) 59,160
3 Month Eurodollar (1,050) 6/2023 USD (258,838,125) 1,069,050
3 Month SONIA (191) 6/2023 GBP (63,837,039) 95,463
3 Month Euro Euribor (332) 9/2023 EUR (94,486,051) 403,868
3 Month Euro Euribor (805) 9/2023 EUR (229,100,213) 84,658
3 Month Eurodollar (1,043) 9/2023 USD (256,747,488) 379,815
3 Month SONIA (222) 9/2023 GBP (74,160,463) 99,631
3 Month Euro Euribor (702) 12/2023 EUR (199,666,885) 144,622
3 Month Eurodollar (1,158) 12/2023 USD (284,824,575) (102,766)
3 Month SONIA (3) 12/2023 GBP (1,001,864) 2,090
3 Month SONIA (185) 12/2023 GBP (61,781,605) 49,088
3 Month SONIA (32) 3/2024 GBP (10,686,007) 23,377
3 Month SONIA (116) 3/2024 GBP (38,736,774) 22,418
736,775
$ 10,608,028
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 83,824,158 USD 60,548,260 CITI 3/16/2022 $ 448,970
AUD 83,824,158 USD 60,548,336 JPMC 3/16/2022 448,894
BRL 82,164,500 USD 14,324,423 CITI
**
3/16/2022 172,776
BRL 82,164,500 USD 14,324,441 JPMC
**
3/16/2022 172,758
CAD 144,876,981 USD 113,409,867 CITI 3/16/2022 1,105,402
CAD 144,876,978 USD 113,428,996 JPMC 3/16/2022 1,086,272
CHF 52,719,004 USD 57,189,184 CITI 3/16/2022 774,153
CHF 52,718,996 USD 57,189,247 JPMC 3/16/2022 774,082
EUR 1,651,000 USD 1,871,463 CITI 3/16/2022 10,933
EUR 1,651,000 USD 1,871,466 JPMC 3/16/2022 10,931
GBP 69,208,004 USD 92,263,542 CITI 3/16/2022 1,383,683
GBP 69,207,996 USD 92,263,647 JPMC 3/16/2022 1,383,568
HUF 3,258,212,642 USD 9,815,556 CITI 3/16/2022 154,744
HUF 3,258,212,640 USD 9,815,568 JPMC 3/16/2022 154,732
IDR 200,408,660,359 USD 13,849,257 CITI
**
3/16/2022 133,857
IDR 200,408,660,353 USD 13,849,274 JPMC
**
3/16/2022 133,839
ILS 11,553,500 USD 3,683,564 CITI 3/16/2022 34,832
ILS 11,553,500 USD 3,683,569 JPMC 3/16/2022 34,827
INR 4,266,835,152 USD 56,460,185 CITI
**
3/16/2022 331,032
INR 4,266,835,144 USD 56,460,255 JPMC
**
3/16/2022 330,962
MXN 1,664,059,125 USD 77,054,781 CITI 3/16/2022 3,207,640
MXN 1,664,059,123 USD 77,054,877 JPMC 3/16/2022 3,207,543
NOK 248,760,504 USD 27,673,634 CITI 3/16/2022 536,460
NOK 248,760,500 USD 27,673,668 JPMC 3/16/2022 536,425
NZD 30,056,500 USD 20,359,219 CITI 3/16/2022 203,193
NZD 30,056,500 USD 20,359,245 JPMC 3/16/2022 203,168
PLN 223,954,009 USD 54,290,146 CITI 3/16/2022 999,213
PLN 223,954,007 USD 54,290,213 JPMC 3/16/2022 999,145
SEK 345,684,214 USD 38,038,638 CITI 3/16/2022 239,134

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 345,684,213 USD 38,038,686 JPMC 3/16/2022 $ 239,087
SGD 102,698,000 USD 75,639,130 CITI 3/16/2022 540,474
SGD 102,698,000 USD 75,639,224 JPMC 3/16/2022 540,379
TWD 107,192,993 USD 3,883,460 CITI
**
3/16/2022 3,917
TWD 113,151,857 USD 4,099,610 JPMC
**
3/16/2022 3,866
USD 10,045,270 AUD 13,801,000 CITI 3/16/2022 2,547
USD 10,045,257 AUD 13,801,000 JPMC 3/16/2022 2,535
USD 6,751,513 CLP 5,745,635,001 CITI
**
3/16/2022 80,681
USD 6,751,505 CLP 5,745,634,999 JPMC
**
3/16/2022 80,674
USD 6,328,443 COP 25,340,771,500 CITI
**
3/16/2022 145,194
USD 6,328,435 COP 25,340,771,500 JPMC
**
3/16/2022 145,186
USD 40,193 HUF 13,119,500 CITI 3/16/2022 47
USD 40,193 HUF 13,119,500 JPMC 3/16/2022 47
USD 1,223,684 ILS 3,796,500 CITI 3/16/2022 1,812
USD 1,223,682 ILS 3,796,500 JPMC 3/16/2022 1,811
USD 154,842,091 JPY 17,649,442,860 CITI 3/16/2022 1,317,847
USD 154,841,898 JPY 17,649,442,860 JPMC 3/16/2022 1,317,654
USD 21,663,230 KRW 25,703,475,085 CITI
**
3/16/2022 84,880
USD 21,663,203 KRW 25,703,475,075 JPMC
**
3/16/2022 84,853
USD 1,312,999 NOK 11,508,000 CITI 3/16/2022 7,962
USD 1,312,998 NOK 11,508,000 JPMC 3/16/2022 7,960
USD 2,713,749 NZD 3,920,500 CITI 3/16/2022 31,636
USD 2,713,745 NZD 3,920,500 JPMC 3/16/2022 31,632
USD 14,804,679 PHP 752,308,598 CITI
**
3/16/2022 250,277
USD 14,804,660 PHP 752,308,594 JPMC
**
3/16/2022 250,259
USD 40,772,615 SEK 362,340,000 CITI 3/16/2022 650,540
USD 40,768,296 SEK 362,340,000 JPMC 3/16/2022 646,220
USD 7,269,199 TWD 200,019,501 CITI
**
3/16/2022 15,448
USD 7,269,190 TWD 200,019,499 JPMC
**
3/16/2022 15,440
USD 5,773,310 ZAR 92,725,000 CITI 3/16/2022 12,359
USD 5,773,303 ZAR 92,725,000 JPMC 3/16/2022 12,352
ZAR 323,373,343 USD 19,930,284 CITI 3/16/2022 160,716
ZAR 323,373,339 USD 19,930,309 JPMC 3/16/2022 160,692
Total unrealized appreciation 26,060,152
AUD 679,886 USD 494,814 CITI 3/16/2022 (74)
AUD 679,886 USD 494,814 JPMC 3/16/2022 (74)
CAD 5,704,500 USD 4,522,949 CITI 3/16/2022 (13,935)
CAD 5,704,500 USD 4,522,955 JPMC 3/16/2022 (13,941)
CLP 5,508,342,672 USD 6,612,823 CITI
**
3/16/2022 (217,494)
CLP 5,508,342,672 USD 6,612,831 JPMC
**
3/16/2022 (217,502)
COP 24,553,623,688 USD 6,139,425 CITI
**
3/16/2022 (148,243)
COP 24,553,623,688 USD 6,139,433 JPMC
**
3/16/2022 (148,251)
ILS 69,127,500 USD 22,354,213 CITI 3/16/2022 (106,112)
ILS 69,127,500 USD 22,354,241 JPMC 3/16/2022 (106,140)
INR 373,442,000 USD 4,986,228 CITI
**
3/16/2022 (15,746)
INR 373,442,000 USD 4,986,234 JPMC
**
3/16/2022 (15,752)
JPY 847,321,500 USD 7,470,371 CITI 3/16/2022 (99,918)
JPY 847,321,500 USD 7,470,380 JPMC 3/16/2022 (99,927)
KRW 52,913,239,505 USD 44,781,568 CITI
**
3/16/2022 (360,321)
KRW 52,913,239,495 USD 44,781,624 JPMC
**
3/16/2022 (360,377)
NZD 45,636,470 USD 31,837,211 CITI 3/16/2022 (616,147)
NZD 45,636,468 USD 31,837,249 JPMC 3/16/2022 (616,187)
PHP 392,125,500 USD 7,801,116 CITI
**
3/16/2022 (214,931)
PHP 392,125,500 USD 7,801,126 JPMC
**
3/16/2022 (214,941)
SEK 963,189,411 USD 107,268,943 CITI 3/16/2022 (614,534)
SEK 963,189,411 USD 107,269,077 JPMC 3/16/2022 (614,669)
TWD 434,478,988 USD 15,811,696 CITI
**
3/16/2022 (55,221)
TWD 428,520,113 USD 15,595,552 JPMC
**
3/16/2022 (55,176)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 130,283,437 AUD 182,504,500 CITI 3/16/2022 $ (2,521,583)
USD 130,283,274 AUD 182,504,500 JPMC 3/16/2022 (2,521,747)
USD 48,148,034 BRL 277,970,000 CITI
**
3/16/2022 (897,310)
USD 48,147,973 BRL 277,969,992 JPMC
**
3/16/2022 (897,370)
USD 24,977,515 CAD 31,887,500 CITI 3/16/2022 (227,357)
USD 24,977,483 CAD 31,887,500 JPMC 3/16/2022 (227,388)
USD 16,222,515 CHF 14,909,000 CITI 3/16/2022 (169,589)
USD 16,222,494 CHF 14,909,000 JPMC 3/16/2022 (169,610)
USD 2,503,676 CLP 2,171,498,999 CITI
**
3/16/2022 (17,491)
USD 2,503,672 CLP 2,171,499,001 JPMC
**
3/16/2022 (17,495)
USD 315,246,088 EUR 278,516,459 CITI 3/16/2022 (2,305,948)
USD 315,245,691 EUR 278,516,457 JPMC 3/16/2022 (2,306,342)
USD 87,074,748 GBP 65,374,012 CITI 3/16/2022 (1,384,599)
USD 87,073,348 GBP 65,374,004 JPMC 3/16/2022 (1,385,989)
USD 5,248,865 HUF 1,731,359,500 CITI 3/16/2022 (49,185)
USD 5,248,858 HUF 1,731,359,500 JPMC 3/16/2022 (49,192)
USD 11,142,980 IDR 161,676,116,000 CITI
**
3/16/2022 (137,648)
USD 11,143,264 IDR 161,676,116,000 JPMC
**
3/16/2022 (137,364)
USD 5,716,809 ILS 17,910,500 CITI 3/16/2022 (47,533)
USD 5,716,802 ILS 17,910,500 JPMC 3/16/2022 (47,541)
USD 57,201,852 INR 4,370,231,504 CITI
**
3/16/2022 (965,562)
USD 57,201,781 INR 4,370,231,496 JPMC
**
3/16/2022 (965,633)
USD 80,953,990 JPY 9,308,376,860 CITI 3/16/2022 (15,224)
USD 80,953,888 JPY 9,308,376,860 JPMC 3/16/2022 (15,325)
USD 18,218,635 KRW 21,760,668,500 CITI
**
3/16/2022 (49,686)
USD 18,218,612 KRW 21,760,668,500 JPMC
**
3/16/2022 (49,709)
USD 34,307,762 MXN 743,377,000 CITI 3/16/2022 (1,547,477)
USD 34,307,719 MXN 743,377,000 JPMC 3/16/2022 (1,547,520)
USD 10,778,075 NOK 97,835,500 CITI 3/16/2022 (316,727)
USD 10,778,062 NOK 97,835,500 JPMC 3/16/2022 (316,741)
USD 35,088,408 NZD 51,602,501 CITI 3/16/2022 (214,168)
USD 35,088,363 NZD 51,602,499 JPMC 3/16/2022 (214,212)
USD 1,198,183 PHP 62,022,000 CITI
**
3/16/2022 (1,714)
USD 1,198,182 PHP 62,022,000 JPMC
**
3/16/2022 (1,716)
USD 29,833,529 PLN 123,257,500 CITI 3/16/2022 (596,059)
USD 29,831,897 PLN 123,257,500 JPMC 3/16/2022 (597,691)
USD 79,718,553 SEK 723,837,500 CITI 3/16/2022 (432,308)
USD 79,718,454 SEK 723,837,500 JPMC 3/16/2022 (432,407)
USD 80,048,433 SGD 109,414,000 CITI 3/16/2022 (1,112,983)
USD 80,048,333 SGD 109,414,000 JPMC 3/16/2022 (1,113,083)
USD 13,948,529 TWD 385,692,004 CITI
**
3/16/2022 (38,675)
USD 13,948,512 TWD 385,691,996 JPMC
**
3/16/2022 (38,693)
USD 11,226,615 ZAR 182,406,000 CITI 3/16/2022 (106,166)
USD 11,226,601 ZAR 182,406,000 JPMC 3/16/2022 (106,180)
ZAR 237,526,712 USD 14,804,160 CITI 3/16/2022 (46,761)
ZAR 237,526,710 USD 14,804,178 JPMC 3/16/2022 (46,780)
Total unrealized depreciation (31,333,094)
Net unrealized depreciation $ (5,272,942)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
Total Return Basket Swaps Outstanding at December 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.35% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 09/25/2023
- 12/27/2023 $5,283,719 $3,860 $226,315 $230,175
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.55% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 12/26/2023 $2,978,403 $16,481 $(12,207) $4,274
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.10% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/24/2026
- 12/25/2026 $127,530,754 $(180,073) $(290,369) $(470,442)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 36,800 815,837 (92,254) 19.6
Calbee , Inc. 32,200 747,694 (137) 0.0
Dai-ichi Life Holdings, Inc. 87,000 1,754,788 (48,319) 10.3
Disco Corp. 3,200 978,088 57,566 (12.2)
ENEOS Holdings, Inc. 241,800 903,319 (5,150) 1.1
Hamamatsu Photonics KK 11,300 721,730 22,423 (4.8)
Inpex Corp. 187,400 1,629,556 18,462 (3.9)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Japan Post Holdings Co. Ltd. 113,700 885,754 5,916 (1.3)
Kyushu Electric Power Co., Inc. 166,100 1,240,122 (1,781) 0.4
MISUMI Group, Inc. 33,200 1,363,922 (29,301) 6.2
Mitsubishi Electric Corp. 102,000 1,294,690 (9,572) 2.0
Mitsui OSK Lines Ltd. 16,400 1,218,920 98,983 (21.0)
Mizuho Financial Group, Inc. 92,200 1,171,056 4,481 (1.0)
Nagoya Railroad Co. Ltd. 66,700 1,015,448 8,825 (1.9)
NOF Corp. 16,700 844,428 592 (0.1)
SCREEN Holdings Co. Ltd. 7,100 762,917 31,484 (6.7)
Sekisui House Ltd. 42,300 910,116 39,308 (8.4)
Shimamura Co. Ltd. 9,100 763,677 (47,943) 10.2
Shin-Etsu Chemical Co. Ltd. 4,900 850,520 11,743 (2.5)
SoftBank Group Corp. 15,500 743,073 11,754 (2.5)
Sumitomo Mitsui Financial Group, Inc. 21,300 727,338 6,317 (1.3)
Toyoda Gosei Co. Ltd. 41,700 907,013 29,211 (6.2)
Yakult Honsha Co. Ltd. 20,000 1,043,385 30,230 (6.4)
Yamada Holdings Co. Ltd. 213,300 729,210 5,938 (1.3)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (56,400) (1,329,134) 56,908 (12.1)
ANA Holdings, Inc. (34,700) (725,399) (2,002) 0.4
Asahi Group Holdings Ltd. (22,200) (864,219) 27,362 (5.8)
Astellas Pharma, Inc. (71,500) (1,163,700) (45,171) 9.6
Central Japan Railway Co. (12,500) (1,663,401) 84,130 (17.9)
Concordia Financial Group Ltd. (250,600) (910,067) 20,430 (4.3)
Daiwa Securities Group, Inc. (179,900) (1,015,175) 15,800 (3.4)
Denso Corp. (13,900) (1,151,905) (106,889) 22.7
East Japan Railway Co. (41,000) (2,520,496) 19,808 (4.2)
Japan Airlines Co. Ltd. (78,500) (1,490,190) 18,658 (4.0)
Kobe Bussan Co. Ltd. (18,500) (716,274) (65,892) 14.0
Lasertec Corp. (5,900) (1,807,179) (232,500) 49.4
M3, Inc. (19,800) (998,343) (7,157) 1.5
MEIJI Holdings Co. Ltd. (12,200) (728,264) 8,778 (1.9)
Mitsubishi Corp. (36,300) (1,152,638) (30,984) 6.6
Nidec Corp. (8,300) (981,844) (13,604) 2.9
Oriental Land Co. Ltd. (14,400) (2,428,231) (68,171) 14.5
ORIX Corp. (67,200) (1,371,430) (53,296) 11.3
Rakuten Group, Inc. (100,500) (1,008,343) 11,701 (2.5)
Seven & i Holdings Co. Ltd. (35,000) (1,539,581) (15,116) 3.2
Sumitomo Electric Industries Ltd. (61,400) (801,330) 12,240 (2.6)
Sumitomo Mitsui Trust Holdings, Inc. (22,000) (735,644) 2,847 (0.6)
Tokyo Electron Ltd. (1,600) (920,916) (45,865) 9.7
West Japan Railway Co. (17,600) (736,083) 47,279 (10.0)
Yaskawa Electric Corp. (16,900) (829,210) (834) 0.2
Z Holdings Corp. (156,700) (904,158) 45,284 (9.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.20% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/28/2026 $558,965,484 $3,661,370 $(345,267) $3,316,103
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 10,572 1,487,903 86,796 2.6
Accenture plc 4,494 1,862,988 193,691 5.8
Allegion plc 13,732 1,818,666 21,285 0.6
Alphabet, Inc. 667 1,932,326 (37,172) (1.1)
Anthem, Inc. 3,686 1,708,608 161,742 4.9
AutoNation, Inc. 15,494 1,810,474 (43,538) (1.3)
AutoZone, Inc. 1,051 2,203,306 137,219 4.1
Bristol-Myers Squibb Co. 28,705 1,789,757 138,071 4.2
Cisco Systems Inc /Delaware 36,541 2,315,603 212,669 6.4
Coca-Cola Co. (The) 33,800 2,001,298 106,722 3.2
Exxon Mobil Corp. 24,069 1,472,782 (34,178) (1.0)
Gartner, Inc. 6,169 2,062,420 142,874 4.3
General Dynamics Corp. 8,705 1,814,731 56,931 1.7
Global Payments, Inc. 12,910 1,745,174 79,482 2.4
Johnson & Johnson 18,078 3,092,603 93,463 2.8
Johnson Controls International plc 22,648 1,841,509 52,770 1.6
JPMorgan Chase & Co. 9,948 1,575,266 (20,990) (0.6)
Lennox International, Inc. 6,516 2,113,530 (23,132) (0.7)
Louisiana-Pacific Corp. 23,537 1,844,124 86,852 2.6
Meta Platforms, Inc. 6,471 2,176,521 42,256 1.3
Microsoft Corp. 5,992 2,015,229 19,294 0.6
Mondelez International, Inc. 22,569 1,496,550 120,067 3.6
OGE Energy Corp. 40,317 1,547,366 102,808 3.1
Pfizer, Inc. 43,609 2,575,111 303,955 9.2
Procter & Gamble Co. (The) 11,344 1,855,652 116,389 3.5
SS&C Technologies Holdings, Inc. 20,162 1,652,881 83,269 2.5
Target Corp. 7,519 1,740,197 (46,016) (1.4)
Tri Pointe Homes, Inc. 55,802 1,556,318 30,691 0.9
United Parcel Service, Inc. 7,565 1,621,482 59,007 1.8
UnitedHealth Group, Inc. 3,039 1,526,003 87,584 2.6
Vertex Pharmaceuticals, Inc. 6,911 1,517,656 77,334 2.3
Walmart, Inc. 20,504 2,966,724 126,920 3.8
Zebra Technologies Corp. 2,918 1,736,794 (7,412) (0.2)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Amcor plc (138,562) (1,664,130) (62,353) (1.9)
Amphenol Corp. (22,638) (1,979,919) (98,475) (3.0)
Avangrid , Inc. (36,705) (1,830,845) (25,326) (0.8)
BorgWarner, Inc. (35,821) (1,614,452) 37,612 1.1
Carnival Corp. (92,467) (1,860,436) (85,994) (2.6)
Church & Dwight Co., Inc. (14,798) (1,516,795) (102,994) (3.1)
General Mills, Inc. (26,453) (1,782,403) (90,205) (2.7)
Hasbro, Inc. (16,016) (1,630,108) (21,942) (0.7)
Helen of Troy Ltd. (6,889) (1,684,154) 9,507 0.3
Hormel Foods Corp. (59,998) (2,928,502) (240,592) (7.3)
Huntington Bancshares, Inc. (103,763) (1,600,025) 1,038 0.0
International Flavors & Fragrances, Inc. (10,322) (1,555,009) (32,721) (1.0)
Jazz Pharmaceuticals plc (13,194) (1,680,916) (56,866) (1.7)
Kimberly-Clark Corp. (12,463) (1,781,212) (91,105) (2.7)
Royal Caribbean Cruises Ltd. (27,944) (2,148,894) (61,477) (1.9)
T-Mobile US, Inc. (15,442) (1,790,963) (30,730) (0.9)
Walt Disney Co. (The) (14,158) (2,192,933) (27,608) (0.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.95% to 0.23%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
09/18/2023
- 12/27/2023 $42,709,794 $127,883 $650,493 $778,376
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 96,496 918,700 (5,244) (0.7)
Ampol Ltd. 66,289 1,431,376 13,930 1.8
Aristocrat Leisure Ltd. 16,394 520,060 (14,743) (1.9)
Aurizon Holdings Ltd. 337,525 857,525 (4,446) (0.6)
Australia & New Zealand Banking Group Ltd. 24,130 483,356 (6,092) (0.8)
BlueScope Steel Ltd. 89,578 1,367,529 (5,655) (0.7)
Brambles Ltd. 67,273 520,446 (5,220) (0.7)
Coles Group Ltd. 73,606 960,418 (858) (0.1)
JB Hi-Fi Ltd. 43,417 1,526,734 (15,744) (2.0)
Medibank Pvt Ltd. 118,884 289,554 (5,393) (0.7)
Mineral Resources Ltd. 27,121 1,107,779 (1,248) (0.2)
Newcrest Mining Ltd. 33,689 603,374 5,551 0.7
Origin Energy Ltd. 133,205 508,375 (2,356) (0.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
OZ Minerals Ltd. 19,456 401,110 (2,322) (0.3)
QBE Insurance Group Ltd. 72,001 594,566 (9,414) (1.2)
REA Group Ltd. 6,068 739,942 385 0.0
Santos Ltd. 68,374 314,963 (4,391) (0.6)
Sonic Healthcare Ltd. 23,650 802,121 (1,425) (0.2)
South32 Ltd. 299,106 874,761 (68) (0.0)
Suncorp Group Ltd. 55,307 445,281 (3,792) (0.5)
Telstra Corp. Ltd. 697,280 2,119,173 (6,455) (0.8)
WiseTech Global Ltd. 7,025 297,940 (7,804) (1.0)
Woodside Petroleum Ltd. 36,674 584,656 (8,213) (1.1)
Worley Ltd. 79,869 618,761 (13,458) (1.7)
Short Positions
Common Stocks
Australia
Ansell Ltd. (15,496) (354,384) 8,534 1.1
APA Group (176,092) (1,288,252) 47,916 6.2
Atlas Arteria Ltd. (167,564) (843,257) (5,719) (0.7)
carsales.com Ltd. (25,067) (458,016) 4,131 0.5
Cochlear Ltd. (8,734) (1,370,806) 17,897 2.3
Computershare Ltd. (43,921) (639,364) (577) (0.1)
CSL Ltd. (7,044) (1,489,809) 12,072 1.6
Evolution Mining Ltd. (192,306) (570,531) 290 0.0
IDP Education Ltd. (39,026) (983,154) 28,038 3.6
Lendlease Corp. Ltd. (112,102) (872,887) (3,455) (0.4)
Macquarie Group Ltd. (6,643) (993,031) 8,441 1.1
National Australia Bank Ltd. (16,663) (349,875) 4,730 0.6
NEXTDC Ltd. (131,444) (1,220,541) 9,296 1.2
Northern Star Resources Ltd. (142,728) (981,591) (5,510) (0.7)
Orica Ltd. (110,416) (1,101,098) 11,482 1.5
Pilbara Minerals Ltd. (362,981) (846,711) (9,502) (1.2)
Pro Medicus Ltd. (16,731) (759,328) 9,971 1.3
Qantas Airways Ltd. (95,065) (346,784) 412 0.1
SEEK Ltd. (44,241) (1,054,691) 24,569 3.2
Seven Group Holdings Ltd. (43,490) (684,267) 25,118 3.2
Sydney Airport (171,883) (1,085,180) 1,536 0.2
Transurban Group (118,269) (1,187,929) 12,374 1.6
Wesfarmers Ltd. (10,009) (431,853) 4,637 0.6
Westpac Banking Corp. (63,616) (986,908) 6,346 0.8
Woolworths Group Ltd. (16,127) (445,808) 6,039 0.8
New Zealand
Xero Ltd. (3,507) (358,974) 10,657 1.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.53% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14-25 months
maturity ranging
from 11/25/2022
- 12/27/2023 $77,846,555 $(68,104) $1,431,174 $1,363,070
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 70,596 2,957,894 (204) (0.0)
Bank of Montreal 8,617 927,744 (5,091) (0.4)
Canadian Natural Resources Ltd. 37,628 1,589,957 (4,403) (0.3)
Canadian Tire Corp. Ltd. 4,447 637,862 (4,802) (0.4)
CCL Industries, Inc. 15,880 851,528 (3,126) (0.2)
Cenovus Energy, Inc. 78,325 960,371 (4,306) (0.3)
CI Financial Corp. 45,432 949,620 (13,974) (1.0)
Empire Co. Ltd. 31,738 966,981 (6,018) (0.4)
Enbridge, Inc. 34,404 1,343,849 7,856 0.6
Fairfax Financial Holdings Ltd. 4,056 1,995,182 (20,388) (1.5)
Finning International, Inc. 35,128 885,316 2,489 0.2
Gildan Activewear , Inc. 14,492 614,416 (5,693) (0.4)
iA Financial Corp., Inc. 13,090 749,005 (616) (0.0)
Imperial Oil Ltd. 37,343 1,346,763 10,147 0.7
Intact Financial Corp. 6,076 789,767 (615) (0.0)
Loblaw Cos. Ltd. 10,089 826,613 (6,182) (0.5)
Magna International, Inc. 22,104 1,788,485 1,729 0.1
National Bank of Canada 32,924 2,510,131 (14,820) (1.1)
Nutrien Ltd. 16,870 1,268,034 (29,382) (2.2)
Onex Corp. 10,401 816,326 (6,316) (0.5)
Stantec , Inc. 18,253 1,025,527 (10,309) (0.8)
Suncor Energy, Inc. 72,638 1,817,457 640 0.0
TFI International, Inc. 10,042 1,126,257 (14,273) (1.0)
Thomson Reuters Corp. 7,785 930,975 (3,543) (0.3)
Toromont Industries Ltd. 7,025 635,107 3,073 0.2
Toronto-Dominion Bank (The) 13,340 1,022,739 (5,568) (0.4)
Tourmaline Oil Corp. 47,684 1,539,519 (35,847) (2.6)
Chile
Lundin Mining Corp. 102,311 799,109 1,611 0.1
United States
BRP, Inc. 16,259 1,424,165 (2,877) (0.2)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (14,385) (617,272) 134 0.0
Canada
Air Canada (154,436) (2,579,733) 25,620 1.9
Algonquin Power & Utilities Corp. (183,832) (2,655,133) 31,850 2.3
Ballard Power Systems, Inc. (144,285) (1,812,474) (65,445) (4.8)
Barrick Gold Corp. (37,454) (712,098) (14,412) (1.1)
BCE, Inc. (54,424) (2,831,451) 4,739 0.3
CAE, Inc. (80,320) (2,026,176) 3,612 0.3
Canadian Imperial Bank of Commerce (11,780) (1,373,146) 4,160 0.3
Canadian Pacific Railway Ltd. (31,807) (2,287,680) 30,996 2.3
Canadian Utilities Ltd. (39,438) (1,143,903) (1,864) (0.1)
Canopy Growth Corp. (116,082) (1,013,119) 12,994 1.0
CGI, Inc. (10,293) (910,132) 10,866 0.8
Emera , Inc. (31,782) (1,588,409) (3,217) (0.2)
Fortis, Inc. (19,282) (930,298) 1,979 0.1
IGM Financial, Inc. (22,325) (805,144) 19,981 1.5
Keyera Corp. (41,090) (926,754) 5,116 0.4
Kinaxis , Inc. (5,194) (728,133) 5,167 0.4
Restaurant Brands International, Inc. (28,740) (1,742,644) 13,138 1.0
Rogers Communications, Inc. (33,770) (1,607,943) (3,733) (0.3)
Royal Bank of Canada (6,636) (704,283) 2,820 0.2
SSR Mining, Inc. (35,508) (628,502) (5,576) (0.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.30%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 12/27/2023 $33,729,674 $36,239 $318,231 $354,470
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 27,519 1,048,826 (6,704) (1.9)
Adecco Group AG (Registered) 20,338 1,036,371 6,244 1.8
Baloise Holding AG (Registered) 3,911 638,326 4,767 1.3
Barry Callebaut AG (Registered) 146 354,437 3,518 1.0
Belimo Holding AG (Registered) 934 593,077 15,886 4.5
BKW AG 4,305 558,982 5,219 1.5
Bucher Industries AG (Registered) 1,049 516,914 3,428 1.0

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
DKSH Holding AG 4,423 364,567 747 0.2
EMS- Chemie Holding AG (Registered) 127 141,933 1,012 0.3
Geberit AG (Registered) 2,689 2,191,895 (2,569) (0.7)
Georg Fischer AG (Registered) 219 331,351 (5,595) (1.6)
Holcim Ltd. 3,654 185,839 (310) (0.1)
Kuehne + Nagel International AG (Registered) 9,274 2,986,760 12,646 3.6
Novartis AG (Registered) 22,496 1,976,769 (3,267) (0.9)
OC Oerlikon Corp. AG (Registered) 14,860 151,974 (590) (0.2)
Roche Holding AG 3,118 1,293,537 (6,792) (1.9)
Schindler Holding AG 1,028 275,946 (4,282) (1.2)
SGS SA (Registered) 33 110,012 489 0.1
Swiss Life Holding AG (Registered) 233 142,358 (737) (0.2)
Swisscom AG (Registered) 928 523,507 (993) (0.3)
Tecan Group AG (Registered) 746 453,095 (2,505) (0.7)
Temenos AG (Registered) 1,930 266,034 5,795 1.6
UBS Group AG (Registered) 69,347 1,244,730 (12,511) (3.5)
VAT Group AG 621 307,720 (5,647) (1.6)
United States
Swiss Re AG 3,254 321,214 (268) (0.1)
Short Positions
Common Stocks
Austria
ams AG (104,410) (1,889,348) 47,573 13.4
Switzerland
Bachem Holding AG (Registered) (298) (233,348) (11,233) (3.2)
Banque Cantonale Vaudoise (Registered) (6,919) (536,671) (3,604) (1.0)
Chocoladefabriken Lindt & Spruengli AG (14) (194,052) (2,300) (0.6)
Cie Financiere Richemont SA (940) (140,469) 605 0.2
Credit Suisse Group AG (Registered) (80,559) (781,069) 10,697 3.0
Dufry AG (Registered) (51,532) (2,540,247) (4,318) (1.2)
Flughafen Zurich AG (Registered) (7,129) (1,280,254) 9,857 2.8
Givaudan SA (Registered) (116) (608,606) (3,993) (1.1)
Helvetia Holding AG (Registered) (957) (112,424) (669) (0.2)
Idorsia Ltd. (46,120) (939,869) (2,963) (0.8)
Julius Baer Group Ltd. (5,746) (384,248) 1,555 0.4
Lonza Group AG (Registered) (533) (443,770) 2,651 0.7
Nestle SA (Registered) (6,714) (937,391) 780 0.2
Partners Group Holding AG (152) (250,923) (276) (0.1)
SIG Combibloc Group AG (31,988) (891,000) (10,502) (3.0)
Sika AG (Registered) (3,595) (1,494,145) (10,987) (3.1)
Sonova Holding AG (Registered) (521) (203,605) (730) (0.2)
Straumann Holding AG (Registered) (323) (683,013) 5,386 1.5
Sulzer AG (Registered) (4,132) (405,914) 2,223 0.6
Zurich Insurance Group AG (1,742) (763,134) (494) (0.1)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 12/27/2023 $14,548,179 $(8,852) $993,521 $984,669
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 962 3,433,680 (3,630) (0.4)
Carlsberg A/S 1,310 226,169 1,347 0.1
DSV A/S 6,408 1,493,245 9,924 1.0
Genmab A/S 1,447 577,574 2,468 0.3
Jyske Bank A/S (Registered) 1,385 71,243 (147) (0.0)
Novo Nordisk A/S 8,707 978,021 7,446 0.8
Pandora A/S 3,925 488,234 1,391 0.1
Royal Unibrew A/S 1,868 210,118 (1,030) (0.1)
Short Positions
Common Stocks
Denmark
Ambu A/S (4,486) (118,403) 1,057 0.1
Chr Hansen Holding A/S (13,970) (1,101,540) (3,521) (0.4)
Demant A/S (6,561) (335,964) 15 0.0
Novozymes A/S (3,441) (282,540) (4,792) (0.5)
Orsted A/S (4,974) (637,006) (6,472) (0.7)
ROCKWOOL International A/S (398) (173,798) 1,485 0.2
SimCorp A/S (6,733) (733,842) 2,131 0.2
Tryg A/S (37,185) (917,638) (4,220) (0.4)
Vestas Wind Systems A/S (90,926) (2,769,164) (12,304) (1.2)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-10.00% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 12/27/2023 $147,435,601 $(111,807) $166,792 $54,985
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 22,848 1,183,236 10,348 18.8
Finland
Kone OYJ 16,371 1,174,763 (2,421) (4.4)
Nokian Renkaat OYJ 31,598 1,193,950 (7,539) (13.7)
Valmet OYJ 27,934 1,197,689 2,205 4.0
France
Cie de Saint-Gobain 27,639 1,944,310 9,381 17.1
Electricite de France SA 106,680 1,254,695 15,140 27.5
LVMH Moet Hennessy Louis Vuitton SE 2,395 1,979,309 (1,143) (2.1)
Renault SA 31,984 1,109,537 10,781 19.6
Rexel SA 64,383 1,303,915 (1,959) (3.6)
Germany
Bayerische Motoren Werke AG 16,172 1,617,884 (39,013) (71.0)
Brenntag SE 18,608 1,680,374 25,684 46.7
Deutsche Post AG (Registered) 39,986 2,571,932 28,767 52.3
Freenet AG 45,079 1,191,348 5,762 10.5
Volkswagen AG 7,129 1,432,097 (15,981) (29.1)
Italy
Buzzi Unicem SpA 57,015 1,228,439 1,272 2.3
Davide Campari-Milano NV 89,023 1,299,048 1,239 2.3
Italgas SpA 155,563 1,069,320 27,760 50.5
Luxembourg
Eurofins Scientific SE 8,823 1,093,096 (18,720) (34.0)
Netherlands
ASR Nederland NV 29,065 1,338,539 (1,302) (2.4)
Koninklijke Ahold Delhaize NV 87,271 2,994,823 13,841 25.2
Signify NV 32,631 1,515,116 (27,723) (50.4)
Spain
Acciona SA 7,255 1,380,906 2,305 4.2
Acerinox SA 86,447 1,112,457 (190) (0.3)
Fluidra SA 38,513 1,535,985 25,271 46.0
Iberdrola SA 136,591 1,617,235 57,116 103.9
Repsol SA 127,665 1,511,953 (14,750) (26.8)
United Kingdom
CNH Industrial NV 71,308 1,378,684 (17,192) (31.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
KBC Group NV (15,163) (1,302,825) 1,594 2.9
China
Prosus NV (26,721) (2,213,169) 24,099 43.8
Finland
Orion OYJ (25,215) (1,047,401) (10,718) (19.5)
France
Accor SA (40,696) (1,319,097) 1,379 2.5
Aeroports de Paris (9,375) (1,209,410) (20,898) (38.0)
Alstom SA (83,451) (2,963,384) (7,542) (13.7)
Edenred (26,250) (1,212,182) 267 0.5
Safran SA (9,501) (1,163,144) (9,178) (16.7)
Germany
Continental AG (10,628) (1,116,636) 20,339 37.0
Deutsche Telekom AG (Registered) (65,457) (1,209,482) 1,434 2.6
Fresenius Medical Care AG & Co. KGaA (40,490) (2,624,895) (20,278) (36.9)
Hannover Rueck SE (8,416) (1,595,645) (763) (1.4)
Siemens AG (Registered) (7,754) (1,343,015) (11,667) (21.2)
Zalando SE (12,547) (1,010,742) (4,200) (7.6)
Italy
Intesa Sanpaolo SpA (431,975) (1,115,759) (3,028) (5.5)
Mediobanca Banca di Credito Finanziario SpA (128,216) (1,471,981) (22,605) (41.1)
Netherlands
ABN AMRO Bank NV (141,216) (2,075,834) (21,396) (38.9)
Argenx SE (5,139) (1,827,470) (8,487) (15.4)
Saudi Arabia
Delivery Hero SE (14,551) (1,610,658) 19,417 35.3
Spain
ACS Actividades de Construccion y Servicios SA (41,996) (1,119,658) (14,622) (26.6)
Aena SME SA (9,967) (1,569,643) (16,636) (30.3)
Amadeus IT Group SA (34,215) (2,315,132) 4,925 9.0
Ferrovial SA (65,226) (2,039,858) (14,675) (26.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.00% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 12/27/2023 $48,801,717 $(209,014) $637,956 $428,942
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 75,918 2,258,919 (9,443) (2.2)
Glencore plc 281,464 1,434,138 (14,096) (3.3)
Rio Tinto plc 34,698 2,288,205 12,231 2.9
Austria
Mondi plc 15,036 372,952 (1,315) (0.3)
Chile
Antofagasta plc 39,025 709,756 3,790 0.9
Netherlands
Royal Dutch Shell plc 68,002 1,490,224 (9,491) (2.2)
Russia
Evraz plc 187,262 1,531,020 (7,484) (1.7)
South Africa
Anglo American plc 32,985 1,356,747 4,857 1.1
United Kingdom
Ashtead Group plc 14,839 1,196,239 (32,906) (7.7)
Barclays plc 429,919 1,095,117 (1,788) (0.4)
BP plc 108,721 487,138 (7,295) (1.7)
British American Tobacco plc 11,851 440,048 930 0.2
Diageo plc 11,160 610,185 (8,291) (1.9)
DS Smith plc 118,631 617,819 (6,169) (1.4)
Howden Joinery Group plc 66,535 814,976 (18,767) (4.4)
Inchcape plc 60,579 745,760 (4,506) (1.1)
M&G plc 234,992 635,728 (2,958) (0.7)
Man Group plc 371,413 1,143,199 (3,487) (0.8)
Rotork plc 136,599 664,802 (11,140) (2.6)
Royal Mail plc 49,080 336,503 (9,860) (2.3)
Spectris plc 19,875 989,290 (7,119) (1.7)
Spirax-Sarco Engineering plc 3,805 828,084 (9,071) (2.1)
Travis Perkins plc 33,526 707,754 (22,393) (5.2)
Unilever plc 12,657 679,003 (1,301) (0.3)
Short Positions
Common Stocks
Jordan
Hikma Pharmaceuticals plc (12,718) (381,935) 1,597 0.4
Russia
Coca-Cola HBC AG (7,812) (270,493) 2,841 0.7
United Kingdom
Abcam plc (24,456) (573,665) (6,255) (1.5)
Admiral Group plc (12,044) (515,537) (2,026) (0.5)
ASOS plc (14,472) (468,363) (11,733) (2.7)
AstraZeneca plc (7,430) (867,597) 2,930 0.7
Auto Trader Group plc (28,146) (281,879) (3,615) (0.8)
BAE Systems plc (72,473) (540,446) (2,098) (0.5)
Berkeley Group Holdings plc (10,206) (660,891) 15,837 3.7
boohoo Group plc (333,599) (559,376) (4,652) (1.1)
BT Group plc (699,998) (1,610,347) 1,250 0.3
Compass Group plc (24,783) (557,957) (8,655) (2.0)
easyJet plc (45,182) (343,201) (6,712) (1.6)
GlaxoSmithKline plc (41,674) (907,358) 4,979 1.2
Hargreaves Lansdown plc (17,050) (313,314) 2,041 0.5
Ocado Group plc (115,396) (2,625,414) (30,199) (7.0)
Prudential plc (23,732) (410,394) 764 0.2
Reckitt Benckiser Group plc (15,773) (1,357,797) 2,162 0.5

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Rentokil Initial plc (72,260) (571,992) (4,525) (1.1)
Rolls-Royce Holdings plc (853,523) (1,424,647) (16,566) (3.9)
Severn Trent plc (40,864) (1,631,778) 18,674 4.4
Taylor Wimpey plc (368,664) (878,943) 3,021 0.7
Tesco plc (172,112) (677,618) 417 0.1
United Utilities Group plc (35,566) (524,793) 7,865 1.8
Vodafone Group plc (207,216) (312,116) 3,807 0.9
Whitbread plc (23,075) (938,636) (11,605) (2.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-16.00% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
09/18/2023
- 12/27/2023 $12,763,959 $14,134 $451,867 $466,001
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 424,000 1,390,511 (1,515) (0.3)
SITC International Holdings Co. Ltd. 197,000 712,487 (31,547) (6.8)
Hong Kong
ASM Pacific Technology Ltd. 96,300 1,040,691 6,377 1.4
CLP Holdings Ltd. 26,000 262,724 (1,859) (0.4)
HKT Trust & HKT Ltd. 134,000 180,052 (1,420) (0.3)
Hong Kong & China Gas Co. Ltd. 436,000 680,057 132 0.0
Kerry Properties Ltd. 120,500 313,826 (1,427) (0.3)
Man Wah Holdings Ltd. 260,800 404,432 6,419 1.4
New World Development Co. Ltd. 16,000 63,348 1,073 0.2
Swire Properties Ltd. 136,400 341,939 3,980 0.9
Xinyi Glass Holdings Ltd. 118,000 295,569 (433) (0.1)
United Kingdom
CK Hutchison Holdings Ltd. 87,500 563,362 (8,933) (1.9)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (419,400) (1,102,585) 37,680 8.1
Chow Tai Fook Jewellery Group Ltd. (174,200) (313,887) (3,355) (0.7)
ESR Cayman Ltd. (206,800) (699,524) 636 0.1
Hong Kong
Hang Lung Properties Ltd. (165,000) (339,414) 6,348 1.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Henderson Land Development Co. Ltd. (91,000) (388,167) (129) (0.0)
MTR Corp. Ltd. (280,000) (1,503,055) (274) (0.1)
Power Assets Holdings Ltd. (12,500) (77,917) 954 0.2
Sun Hung Kai Properties Ltd. (13,500) (163,812) 316 0.1
Techtronic Industries Co. Ltd. (16,500) (328,926) (7,073) (1.5)
Wharf Real Estate Investment Co. Ltd. (135,000) (685,968) 22,139 4.8
Macau
Galaxy Entertainment Group Ltd. (95,000) (492,822) (6,097) (1.3)
Sands China Ltd. (80,000) (185,664) (2,630) (0.6)
Wynn Macau Ltd. (287,200) (233,220) (5,228) (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 12/27/2023 $21,274,875 $40,400 $283,789 $324,189
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 14,620 178,343 403 0.1
Sweden
Assa Abloy AB 6,582 200,626 (46) (0.0)
Axfood AB 27,989 805,751 7,550 2.3
BillerudKorsnas AB 17,892 336,721 7,644 2.4
Boliden AB 4,137 159,522 (1,166) (0.4)
Elekta AB 6,429 81,285 498 0.2
Getinge AB 56,549 2,464,528 (21,790) (6.7)
H & M Hennes & Mauritz AB 12,534 245,944 (2,284) (0.7)
Hexpol AB 5,706 76,305 1,194 0.4
Husqvarna AB 25,160 402,281 3,978 1.2
ICA Gruppen AB 4,751 280,974 210 0.1
Indutrade AB 22,523 687,651 23,118 7.1
Nibe Industrier AB 5,992 90,539 2,310 0.7
Saab AB 25,660 651,756 1,440 0.4
Securitas AB 34,739 477,886 3,103 1.0
SKF AB 2,402 56,807 585 0.2
SSAB AB 105,921 612,225 (12,295) (3.8)
Svenska Cellulosa AB SCA 24,626 436,971 5,153 1.6
Svenska Handelsbanken AB 18,815 203,352 1,253 0.4
Swedbank AB 26,658 535,715 561 0.2
Swedish Match AB 42,640 338,505 3,276 1.0

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Tele2 AB 36,762 524,435 11,210 3.5
Telefonaktiebolaget LM Ericsson 97,031 1,067,636 717 0.2
Volvo AB 27,089 626,474 532 0.2
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (12,315) (350,071) (1,182) (0.4)
Sweden
AAK AB (5,784) (124,707) 1,198 0.4
Beijer Ref AB (10,752) (234,430) (4,904) (1.5)
Electrolux AB (5,608) (135,824) (97) (0.0)
Embracer Group AB (155,708) (1,651,906) (14,192) (4.4)
Epiroc AB (13,150) (332,508) (131) (0.0)
EQT AB (19,485) (1,056,283) 27,915 8.6
Essity AB (66,578) (2,172,094) (18,441) (5.7)
Evolution AB (4,455) (629,674) 436 0.1
Hexagon AB (10,332) (163,665) 471 0.1
Sinch AB (114,286) (1,442,099) 14,315 4.4
Skandinaviska Enskilda Banken AB (30,021) (416,798) (2,172) (0.7)
Skanska AB (4,523) (116,879) (1,303) (0.4)
Sweco AB (3,376) (63,528) (1,023) (0.3)
Swedish Orphan Biovitrum AB (5,334) (109,078) 3,430 1.1
Telia Co. AB (136,582) (534,167) (77) (0.0)
Trelleborg AB (7,582) (198,932) (997) (0.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 9,775,586 $ 9,775,586
CITI
Investment Companies 16,050,844 – 16,050,844
GSCO
Cash – 1,194,031 1,194,031
U.S. Treasury Bills – 8,399,332 8,399,332
GSIN
Cash (2,580,024) – (2,580,024)
U.S. Treasury Bills 34,755,207 – 34,755,207
JPMC
U.S. Treasury Bills 31,146,645 – 31,146,645
JPMS
Cash – 1,133,775 1,133,775
MLIN
Cash 14,102,545 – 14,102,545
MSCL
Cash – 12,144,915 12,144,915
MSCS
Cash (1,940,394) – (1,940,394)
U.S. Treasury Bills 6,948,595 – 6,948,595
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ (38,293) $ (38,293)
U.S. Treasury Bills – 2,099,988 2,099,988
JPPC
Cash – 2,530,074 2,530,074
MACQ
U.S. Treasury Bills 389,940 – 389,940
MSCL
Cash – 8,626,423 8,626,423
SOCG
Cash 340,086 – 340,086

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 92.9%
INVESTMENT COMPANIES - 28.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 7,134,627 7,134,627
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 10,049,315 10,045,296
TOTAL INVESTMENT COMPANIES
(Cost $17,179,923) 17,179,923
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 64.1%
U.S. Treasury Bills
0.05%, 1/6/2022 (c) $ 1,179,000 1,179,000
0.05%, 1/20/2022 (c) 2,062,000 2,061,988
0.05%, 1/27/2022 (c) 3,109,000 3,108,943
0.05%, 2/3/2022 (c) 685,000 684,982
0.05%, 2/10/2022 (c) 2,318,000 2,317,920
0.05%, 2/17/2022 (c) 2,081,000 2,080,922
0.05%, 2/24/2022 (c) 291,000 290,988
0.05%, 3/3/2022 (c) 13,528,000 13,526,947
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 64.1% (continued)
0.05%, 3/10/2022 (c) $ 1,245,000 1,244,903
0.05%, 3/17/2022 (c) 285,000 284,968
0.05%, 3/24/2022 (c)(d) 6,685,000 6,684,168
0.05%, 3/31/2022 (c) 927,000 926,882
0.06%, 4/7/2022 (c) 947,000 946,819
0.05%, 4/14/2022 (c) 59,000 58,988
0.06%, 4/21/2022 (c) 643,000 642,858
0.06%, 4/28/2022 (c)(d) 842,000 841,795
0.07%, 5/5/2022 (c) 955,000 954,745
0.16%, 6/23/2022 (c) 326,000 325,741
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,163,566) 38,163,557
TOTAL SHORT-TERM INVESTMENTS
(Cost $55,343,489) 55,343,480
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.9%
(Cost $55,343,489) 55,343,480
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.1% (e) 4,215,565
NET ASSETS - 100.0% 59,559,045
(a) Represents 7-day effective yield as of December 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 02/16/2022 BRL (16,930,400) $ 100,797
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/18/2022 CHF 511,920 11,807
112,604
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (7,035,300) (11,558)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (8,680,350) (21,529)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 02/18/2022 USD (119,730) (11,246)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/18/2022 USD 119,730 $ (3,612)
(47,945)
$ 64,659
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1 1/2022 USD $ 77,780 $ (1,471)
LME Aluminum Base Metal 1 1/2022 USD 70,090 (9,788)
LME Aluminum Base Metal 1 1/2022 USD 70,150 (2,264)
LME Aluminum Base Metal 1 1/2022 USD 70,071 2,233
LME Aluminum Base Metal 1 1/2022 USD 70,120 (6,608)
LME Aluminum Base Metal 1 1/2022 USD 70,065 (1,526)
LME Aluminum Base Metal 1 1/2022 USD 70,105 (8,873)
LME Aluminum Base Metal 1 1/2022 USD 70,150 (5,702)
LME Aluminum Base Metal 2 1/2022 USD 141,413 (3,922)
LME Aluminum Base Metal 2 1/2022 USD 140,270 (12,536)
LME Aluminum Base Metal 4 1/2022 USD 280,600 (11,892)
LME Copper Base Metal 1 1/2022 USD 243,677 5,827
LME Nickel Base Metal 1 1/2022 USD 125,265 9,866
LME Nickel Base Metal 1 1/2022 USD 125,247 4,488
LME Nickel Base Metal 1 1/2022 USD 125,253 9,060
LME Nickel Base Metal 1 1/2022 USD 125,100 2,862
LME Nickel Base Metal 1 1/2022 USD 125,085 9,176
LME Nickel Base Metal 2 1/2022 USD 250,566 28,650
LME Nickel Base Metal 2 1/2022 USD 250,482 6,316
LME Nickel Base Metal 2 1/2022 USD 250,302 7,913
LME Nickel Base Metal 2 1/2022 USD 248,376 31,171
LME Nickel Base Metal 2 1/2022 USD 250,566 37,038
LME Zinc Base Metal 1 1/2022 USD 89,725 9,935
LME Zinc Base Metal 1 1/2022 USD 89,213 5,109
LME Zinc Base Metal 1 1/2022 USD 89,600 1,197
LME Zinc Base Metal 1 1/2022 USD 89,469 966
LME Zinc Base Metal 1 1/2022 USD 89,258 6,094
LME Zinc Base Metal 1 1/2022 USD 89,650 5,144
LME Zinc Base Metal 1 1/2022 USD 89,750 14,228
LME Zinc Base Metal 2 1/2022 USD 179,000 28,544
LME Zinc Base Metal 2 1/2022 USD 179,000 (5,513)
LME Zinc Base Metal 2 1/2022 USD 179,400 16,845
LME Zinc Base Metal 3 1/2022 USD 268,313 6,869
LME Zinc Base Metal 4 1/2022 USD 358,200 (20,312)
NY Harbor ULSD 3 1/2022 USD 292,988 10,025
OMXS30 Index 1 1/2022 SEK 26,773 7
RBOB Gasoline 29 1/2022 USD 2,709,563 137,326
SGX FTSE Taiwan Index 1 1/2022 USD 64,140 79
WTI Crude Oil 7 1/2022 USD 526,470 2,034
100 oz Gold 6 2/2022 USD 1,097,160 10,052
Lean Hogs 8 2/2022 USD 260,720 2,136

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 2/2022 USD $ 70,119 $ 1,766
LME Aluminum Base Metal 1 2/2022 USD 70,100 2,597
LME Aluminum Base Metal 1 2/2022 USD 70,103 6,225
LME Aluminum Base Metal 1 2/2022 USD 70,091 3,526
LME Aluminum Base Metal 1 2/2022 USD 70,122 3,226
LME Aluminum Base Metal 1 2/2022 USD 70,125 4,685
LME Aluminum Base Metal 2 2/2022 USD 140,222 5,797
LME Aluminum Base Metal 3 2/2022 USD 210,338 8,579
LME Aluminum Base Metal 3 2/2022 USD 210,338 12,322
LME Aluminum Base Metal 5 2/2022 USD 350,688 21,198
LME Copper Base Metal 1 2/2022 USD 243,288 26
LME Copper Base Metal 1 2/2022 USD 243,492 985
LME Copper Base Metal 1 2/2022 USD 243,288 2,772
LME Nickel Base Metal 1 2/2022 USD 125,013 6,451
LME Nickel Base Metal 1 2/2022 USD 125,001 7,970
LME Nickel Base Metal 1 2/2022 USD 125,071 8,188
LME Nickel Base Metal 1 2/2022 USD 124,753 3,970
LME Nickel Base Metal 1 2/2022 USD 125,021 5,869
LME Nickel Base Metal 1 2/2022 USD 124,744 2,048
LME Nickel Base Metal 2 2/2022 USD 249,570 15,336
LME Zinc Base Metal 1 2/2022 USD 89,074 8,096
LME Zinc Base Metal 1 2/2022 USD 89,119 7,212
LME Zinc Base Metal 1 2/2022 USD 89,097 8,094
LME Zinc Base Metal 1 2/2022 USD 89,176 6,243
LME Zinc Base Metal 2 2/2022 USD 177,636 11,005
LME Zinc Base Metal 3 2/2022 USD 266,700 27,288
Low Sulphur Gasoil 6 2/2022 USD 399,750 10,155
Coffee 'C' 21 3/2022 USD 1,780,538 (65,806)
Copper 5 3/2022 USD 557,938 5,545
Corn 47 3/2022 USD 1,394,138 20,581
Cotton No. 2 28 3/2022 USD 1,576,400 92,571
EURO STOXX 50 Index 8 3/2022 EUR 390,506 12,133
FTSE/MIB Index 1 3/2022 EUR 155,109 3,519
KC HRW Wheat 23 3/2022 USD 921,725 (22,608)
LME Aluminum Base Metal 1 3/2022 USD 70,150 3,116
LME Aluminum Base Metal 1 3/2022 USD 70,175 2,592
LME Aluminum Base Metal 1 3/2022 USD 70,150 4,148
LME Aluminum Base Metal 1 3/2022 USD 70,188 4,585
LME Aluminum Base Metal 1 3/2022 USD 70,194 4,397
LME Aluminum Base Metal 2 3/2022 USD 140,425 11,069
LME Aluminum Base Metal 2 3/2022 USD 140,316 (1,207)
LME Aluminum Base Metal 3 3/2022 USD 210,675 12,216
LME Aluminum Base Metal 3 3/2022 USD 210,431 11,222
LME Aluminum Base Metal 3 3/2022 USD 210,469 13,435
LME Aluminum Base Metal 5 3/2022 USD 350,906 24,867
LME Aluminum Base Metal 6 3/2022 USD 421,125 (2,607)
LME Aluminum Base Metal 7 3/2022 USD 491,488 (1,542)
LME Aluminum Base Metal 24 3/2022 USD 1,684,800 28,088
LME Copper Base Metal 1 3/2022 USD 243,288 6,910
LME Copper Base Metal 1 3/2022 USD 243,097 4,094
LME Copper Base Metal 1 3/2022 USD 243,288 11,113
LME Copper Base Metal 1 3/2022 USD 243,288 4,035
LME Copper Base Metal 7 3/2022 USD 1,703,013 34,282
LME Nickel Base Metal 1 3/2022 USD 124,653 5,790
LME Nickel Base Metal 1 3/2022 USD 124,778 5,555
LME Nickel Base Metal 1 3/2022 USD 124,761 4,348

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 2 3/2022 USD $ 249,207 $ 12,741
LME Nickel Base Metal 3 3/2022 USD 373,626 9,657
LME Nickel Base Metal 20 3/2022 USD 2,495,220 50,980
LME Zinc Base Metal 1 3/2022 USD 88,785 8,297
LME Zinc Base Metal 1 3/2022 USD 88,797 8,481
LME Zinc Base Metal 1 3/2022 USD 88,600 3,293
LME Zinc Base Metal 1 3/2022 USD 88,744 5,872
LME Zinc Base Metal 2 3/2022 USD 176,800 969
LME Zinc Base Metal 2 3/2022 USD 177,025 3,357
LME Zinc Base Metal 19 3/2022 USD 1,685,300 112,838
Nikkei 225 Index 1 3/2022 JPY 250,196 (238)
S&P/TSX 60 Index 4 3/2022 CAD 810,087 20,883
Soybean Meal 4 3/2022 USD 159,640 (3,555)
SPI 200 Index 4 3/2022 AUD 534,531 (1,840)
TOPIX Index 1 3/2022 JPY 173,172 (288)
Wheat 6 3/2022 USD 231,225 (6,428)
3 Month Euro Euribor 12 6/2022 EUR 3,432,748 (7)
3 Month SARON 4 9/2022 CHF 1,104,807 (491)
983,374
Short Contracts
Hang Seng Index (11) 1/2022 HKD (1,654,116) (23,384)
IBEX 35 Index (2) 1/2022 EUR (197,744) (8,715)
LME Aluminum Base Metal (1) 1/2022 USD (70,065) 1,232
LME Aluminum Base Metal (1) 1/2022 USD (70,090) 9,812
LME Aluminum Base Metal (1) 1/2022 USD (70,120) 7,207
LME Aluminum Base Metal (1) 1/2022 USD (70,150) 5,188
LME Aluminum Base Metal (1) 1/2022 USD (70,071) (3,074)
LME Aluminum Base Metal (1) 1/2022 USD (70,105) 9,338
LME Aluminum Base Metal (1) 1/2022 USD (70,150) 2,598
LME Aluminum Base Metal (2) 1/2022 USD (140,270) 13,610
LME Aluminum Base Metal (2) 1/2022 USD (141,413) 2,369
LME Aluminum Base Metal (4) 1/2022 USD (280,600) 11,696
LME Copper Base Metal (1) 1/2022 USD (243,677) (6,555)
LME Nickel Base Metal (1) 1/2022 USD (125,253) (9,686)
LME Nickel Base Metal (1) 1/2022 USD (125,085) (9,288)
LME Nickel Base Metal (1) 1/2022 USD (125,100) (3,002)
LME Nickel Base Metal (1) 1/2022 USD (125,247) (4,830)
LME Nickel Base Metal (1) 1/2022 USD (125,265) (9,888)
LME Nickel Base Metal (2) 1/2022 USD (250,482) (6,168)
LME Nickel Base Metal (2) 1/2022 USD (250,302) (10,008)
LME Nickel Base Metal (2) 1/2022 USD (248,376) (32,069)
LME Nickel Base Metal (2) 1/2022 USD (250,566) (27,805)
LME Nickel Base Metal (2) 1/2022 USD (250,566) (36,319)
LME Zinc Base Metal (1) 1/2022 USD (89,213) (5,094)
LME Zinc Base Metal (1) 1/2022 USD (89,469) (471)
LME Zinc Base Metal (1) 1/2022 USD (89,650) (5,428)
LME Zinc Base Metal (1) 1/2022 USD (89,725) (10,028)
LME Zinc Base Metal (1) 1/2022 USD (89,258) (5,135)
LME Zinc Base Metal (1) 1/2022 USD (89,750) (14,062)
LME Zinc Base Metal (1) 1/2022 USD (89,600) 3,384
LME Zinc Base Metal (2) 1/2022 USD (179,400) (18,218)
LME Zinc Base Metal (2) 1/2022 USD (179,000) (27,620)
LME Zinc Base Metal (2) 1/2022 USD (179,000) 2,429
LME Zinc Base Metal (3) 1/2022 USD (268,313) (8,076)
LME Zinc Base Metal (4) 1/2022 USD (358,200) 16,271
MSCI Singapore Index (17) 1/2022 SGD (429,100) (2,174)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Natural Gas (2) 1/2022 USD $ (74,600) $ 418
SGX FTSE China A50 Index (12) 1/2022 USD (188,388) 1,858
SGX NIFTY 50 Index (5) 1/2022 USD (174,395) (1,543)
Live Cattle (17) 2/2022 USD (949,960) (23,133)
LME Aluminum Base Metal (1) 2/2022 USD (70,119) (1,938)
LME Aluminum Base Metal (1) 2/2022 USD (70,122) (3,150)
LME Aluminum Base Metal (1) 2/2022 USD (70,103) (6,855)
LME Aluminum Base Metal (1) 2/2022 USD (70,125) (4,428)
LME Aluminum Base Metal (1) 2/2022 USD (70,100) (2,876)
LME Aluminum Base Metal (1) 2/2022 USD (70,091) (3,569)
LME Aluminum Base Metal (2) 2/2022 USD (140,222) (7,328)
LME Aluminum Base Metal (3) 2/2022 USD (210,338) (11,086)
LME Aluminum Base Metal (3) 2/2022 USD (210,338) (7,849)
LME Aluminum Base Metal (5) 2/2022 USD (350,688) (22,332)
LME Copper Base Metal (1) 2/2022 USD (243,288) (415)
LME Copper Base Metal (1) 2/2022 USD (243,288) (2,753)
LME Copper Base Metal (1) 2/2022 USD (243,492) (1,819)
LME Nickel Base Metal (1) 2/2022 USD (124,744) (1,177)
LME Nickel Base Metal (1) 2/2022 USD (125,021) (6,523)
LME Nickel Base Metal (1) 2/2022 USD (125,001) (7,134)
LME Nickel Base Metal (1) 2/2022 USD (125,013) (7,145)
LME Nickel Base Metal (1) 2/2022 USD (125,071) (8,096)
LME Nickel Base Metal (1) 2/2022 USD (124,753) (4,756)
LME Nickel Base Metal (2) 2/2022 USD (249,570) (15,036)
LME Zinc Base Metal (1) 2/2022 USD (89,097) (7,488)
LME Zinc Base Metal (1) 2/2022 USD (89,074) (8,176)
LME Zinc Base Metal (1) 2/2022 USD (89,176) (7,120)
LME Zinc Base Metal (1) 2/2022 USD (89,119) (6,672)
LME Zinc Base Metal (2) 2/2022 USD (177,636) (11,039)
LME Zinc Base Metal (3) 2/2022 USD (266,700) (27,858)
Sugar No. 11 (21) 2/2022 USD (444,058) 1,005
Australia 10 Year Bond (26) 3/2022 AUD (2,632,531) 6,369
Australia 3 Year Bond (207) 3/2022 AUD (17,191,332) (299)
Canada 10 Year Bond (88) 3/2022 CAD (9,915,522) (149,240)
Cocoa (20) 3/2022 GBP (460,478) (7,264)
Cocoa (35) 3/2022 USD (882,000) (36,769)
DJIA CBOT E-Mini Index (4) 3/2022 USD (724,520) (19,604)
Euro-Bobl (27) 3/2022 EUR (4,096,653) 10,198
Euro-BTP (103) 3/2022 EUR (17,233,338) 281,130
Euro-Bund (10) 3/2022 EUR (1,952,072) 24,839
Euro-Buxl (3) 3/2022 EUR (706,394) 19,858
Euro-OAT (58) 3/2022 EUR (10,777,246) 86,789
Euro-Schatz (32) 3/2022 EUR (4,081,477) 831
FTSE 100 Index (32) 3/2022 GBP (3,172,288) (60,616)
Japan 10 Year Bond (4) 3/2022 JPY (5,272,711) 8,283
KOSPI 200 Index (5) 3/2022 KRW (414,564) (4,189)
LME Aluminum Base Metal (1) 3/2022 USD (70,188) (4,561)
LME Aluminum Base Metal (1) 3/2022 USD (70,175) (2,108)
LME Aluminum Base Metal (1) 3/2022 USD (70,194) (4,659)
LME Aluminum Base Metal (1) 3/2022 USD (70,150) (4,362)
LME Aluminum Base Metal (1) 3/2022 USD (70,150) (3,353)
LME Aluminum Base Metal (2) 3/2022 USD (140,316) 180
LME Aluminum Base Metal (2) 3/2022 USD (140,425) (10,771)
LME Aluminum Base Metal (3) 3/2022 USD (210,469) (13,222)
LME Aluminum Base Metal (3) 3/2022 USD (210,675) (12,793)
LME Aluminum Base Metal (3) 3/2022 USD (210,431) (12,307)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (5) 3/2022 USD $ (350,906) $ (25,512)
LME Aluminum Base Metal (6) 3/2022 USD (421,125) 1,857
LME Aluminum Base Metal (7) 3/2022 USD (491,488) 594
LME Aluminum Base Metal (29) 3/2022 USD (2,035,800) (119,294)
LME Copper Base Metal (1) 3/2022 USD (243,097) (3,842)
LME Copper Base Metal (1) 3/2022 USD (243,288) (5,207)
LME Copper Base Metal (1) 3/2022 USD (243,288) (11,953)
LME Copper Base Metal (1) 3/2022 USD (243,288) (7,056)
LME Copper Base Metal (3) 3/2022 USD (729,863) (15,272)
LME Nickel Base Metal (1) 3/2022 USD (124,761) (4,092)
LME Nickel Base Metal (1) 3/2022 USD (124,778) (5,597)
LME Nickel Base Metal (1) 3/2022 USD (124,653) (6,270)
LME Nickel Base Metal (2) 3/2022 USD (249,207) (12,273)
LME Nickel Base Metal (3) 3/2022 USD (373,626) (9,941)
LME Nickel Base Metal (7) 3/2022 USD (873,327) (34,314)
LME Zinc Base Metal (1) 3/2022 USD (88,600) (3,013)
LME Zinc Base Metal (1) 3/2022 USD (88,744) (6,097)
LME Zinc Base Metal (1) 3/2022 USD (88,797) (8,439)
LME Zinc Base Metal (1) 3/2022 USD (88,785) (8,713)
LME Zinc Base Metal (2) 3/2022 USD (177,025) (1,003)
LME Zinc Base Metal (2) 3/2022 USD (176,800) (918)
LME Zinc Base Metal (7) 3/2022 USD (620,900) (23,608)
Long Gilt (39) 3/2022 GBP (6,594,861) (2,641)
MSCI Emerging Markets E-Mini Index (44) 3/2022 USD (2,697,860) (45,148)
Russell 2000 E-Mini Index (3) 3/2022 USD (336,420) (11,112)
S&P Midcap 400 E-Mini Index (1) 3/2022 USD (283,770) (10,416)
Soybean (2) 3/2022 USD (133,925) (6,525)
Soybean Oil (5) 3/2022 USD (169,590) (1,956)
U.S. Treasury 10 Year Note (61) 3/2022 USD (7,950,016) (77,520)
U.S. Treasury 2 Year Note (525) 3/2022 USD (114,519,726) 96,586
U.S. Treasury 5 Year Note (218) 3/2022 USD (26,354,156) (66,844)
U.S. Treasury Long Bond (11) 3/2022 USD (1,759,313) (14,275)
U.S. Treasury Ultra Bond (8) 3/2022 USD (1,569,000) (18,745)
Platinum (2) 4/2022 USD (96,620) (205)
3 Month Canadian Bankers Acceptance (35) 6/2022 CAD (6,831,495) (6,760)
3 Month Eurodollar (137) 6/2022 USD (34,044,499) 112,547
ASX 90 Day Bank Accepted Bill (8) 6/2022 AUD (5,814,665) (34)
3 Month Canadian Bankers Acceptance (14) 9/2022 CAD (2,723,606) (2,022)
3 Month Euro Euribor (22) 9/2022 EUR (6,287,423) (65)
3 Month Eurodollar (129) 9/2022 USD (31,987,162) 142,317
3 Month SONIA (10) 9/2022 GBP (3,353,589) 1,174
ASX 90 Day Bank Accepted Bill (24) 9/2022 AUD (17,430,684) (484)
3 Month Euro Euribor (79) 12/2022 EUR (22,555,080) 3,647
3 Month Eurodollar (125) 12/2022 USD (30,918,750) 101,647
3 Month SARON (4) 12/2022 CHF (1,104,203) (46)
3 Month SONIA (8) 12/2022 GBP (2,677,593) (1,127)
3 Month Euro Euribor (64) 3/2023 EUR (18,247,878) 5,913
3 Month Eurodollar (100) 3/2023 USD (24,692,500) 78,343
3 Month SARON (3) 3/2023 CHF (827,700) (121)
3 Month SONIA (10) 3/2023 GBP (3,344,114) 3,136
3 Month Euro Euribor (100) 6/2023 EUR (28,481,001) 17,782
3 Month Eurodollar (91) 6/2023 USD (22,432,638) 71,622
3 Month SONIA (18) 6/2023 GBP (6,016,056) 9,718
3 Month Euro Euribor (98) 9/2023 EUR (27,890,461) 20,858
3 Month Eurodollar (90) 9/2023 USD (22,154,625) 27,630
3 Month SONIA (19) 9/2023 GBP (6,347,067) 10,177

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (61) 12/2023 EUR $ (17,349,972) $ 14,080
3 Month Eurodollar (101) 12/2023 USD (24,842,213) (9,054)
3 Month SONIA (16) 12/2023 GBP (5,343,274) 5,132
3 Month SONIA (13) 3/2024 GBP (4,341,190) 5,010
(183,360)
$ 800,014
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 11,283,877 USD 8,148,045 CITI 3/16/2022 $ 63,016
AUD 11,283,873 USD 8,148,052 JPMC 3/16/2022 63,006
BRL 12,453,000 USD 2,164,276 CITI
**
3/16/2022 32,945
BRL 12,453,000 USD 2,164,279 JPMC
**
3/16/2022 32,942
CAD 15,233,000 USD 11,924,883 CITI 3/16/2022 115,753
CAD 15,233,000 USD 11,926,912 JPMC 3/16/2022 113,725
CHF 5,675,503 USD 6,156,403 CITI 3/16/2022 83,683
CHF 5,675,497 USD 6,156,404 JPMC 3/16/2022 83,675
EUR 4,825,000 USD 5,469,297 CITI 3/16/2022 31,952
EUR 4,825,000 USD 5,469,304 JPMC 3/16/2022 31,945
GBP 7,280,502 USD 9,705,196 CITI 3/16/2022 146,248
GBP 7,280,498 USD 9,705,203 JPMC 3/16/2022 146,236
HUF 345,082,484 USD 1,039,581 CITI 3/16/2022 16,389
HUF 345,082,484 USD 1,039,582 JPMC 3/16/2022 16,388
IDR 20,987,209,156 USD 1,450,301 CITI
**
3/16/2022 14,040
IDR 20,987,209,156 USD 1,450,303 JPMC
**
3/16/2022 14,038
ILS 1,214,500 USD 387,558 CITI 3/16/2022 3,319
ILS 1,214,500 USD 387,559 JPMC 3/16/2022 3,319
INR 453,208,016 USD 5,994,017 CITI
**
3/16/2022 38,143
INR 453,208,016 USD 5,994,025 JPMC
**
3/16/2022 38,135
MXN 177,453,008 USD 8,217,157 CITI 3/16/2022 341,918
MXN 177,453,000 USD 8,217,167 JPMC 3/16/2022 341,908
NOK 24,456,000 USD 2,717,422 CITI 3/16/2022 55,953
NOK 24,456,000 USD 2,717,426 JPMC 3/16/2022 55,949
NZD 2,791,000 USD 1,889,642 CITI 3/16/2022 19,752
NZD 2,791,000 USD 1,889,644 JPMC 3/16/2022 19,750
PLN 23,648,503 USD 5,733,114 CITI 3/16/2022 105,185
PLN 23,648,498 USD 5,733,120 JPMC 3/16/2022 105,178
SEK 36,675,054 USD 4,035,675 CITI 3/16/2022 25,370
SEK 36,675,052 USD 4,035,680 JPMC 3/16/2022 25,366
SGD 11,246,500 USD 8,280,973 CITI 3/16/2022 61,486
SGD 11,246,500 USD 8,280,984 JPMC 3/16/2022 61,476
TWD 11,749,004 USD 425,652 CITI
**
3/16/2022 428
TWD 12,383,185 USD 448,656 JPMC
**
3/16/2022 421
USD 1,070,690 AUD 1,471,000 CITI 3/16/2022 271
USD 1,070,689 AUD 1,471,000 JPMC 3/16/2022 270
USD 698,767 CLP 594,690,001 CITI
**
3/16/2022 8,317
USD 698,767 CLP 594,689,999 JPMC
**
3/16/2022 8,316
USD 687,157 COP 2,751,347,503 CITI
**
3/16/2022 15,817
USD 687,156 COP 2,751,347,497 JPMC
**
3/16/2022 15,816
USD 5,502 HUF 1,796,000 CITI 3/16/2022 6

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,502 HUF 1,796,000 JPMC 3/16/2022 $ 6
USD 1 IDR 7,500 CITI
**
3/16/2022 –
USD 1 IDR 7,500 JPMC
**
3/16/2022 –
USD 120,531 ILS 374,000 CITI 3/16/2022 162
USD 120,531 ILS 374,000 JPMC 3/16/2022 162
USD 15,608,605 JPY 1,778,131,787 CITI 3/16/2022 141,468
USD 15,608,585 JPY 1,778,131,786 JPMC 3/16/2022 141,449
USD 2,302,741 KRW 2,732,050,630 CITI
**
3/16/2022 9,155
USD 2,302,738 KRW 2,732,050,617 JPMC
**
3/16/2022 9,152
USD 120,437 NOK 1,057,000 CITI 3/16/2022 571
USD 120,437 NOK 1,057,000 JPMC 3/16/2022 571
USD 241,055 NZD 348,500 CITI 3/16/2022 2,637
USD 241,054 NZD 348,500 JPMC 3/16/2022 2,636
USD 1,572,753 PHP 79,923,002 CITI
**
3/16/2022 26,537
USD 1,572,751 PHP 79,922,998 JPMC
**
3/16/2022 26,535
USD 4,006,274 SEK 35,537,501 CITI 3/16/2022 71,191
USD 4,005,815 SEK 35,537,499 JPMC 3/16/2022 70,730
USD 773,054 TWD 21,270,500 CITI
**
3/16/2022 1,674
USD 773,053 TWD 21,270,500 JPMC
**
3/16/2022 1,673
USD 869,399 ZAR 13,899,500 CITI 3/16/2022 5,831
USD 869,398 ZAR 13,899,500 JPMC 3/16/2022 5,831
ZAR 41,671,611 USD 2,570,537 CITI 3/16/2022 18,495
ZAR 41,671,611 USD 2,570,540 JPMC 3/16/2022 18,493
Total unrealized appreciation 2,912,809
AUD 73,125 USD 53,220 CITI 3/16/2022 (8)
AUD 73,125 USD 53,220 JPMC 3/16/2022 (8)
CAD 637,000 USD 504,008 CITI 3/16/2022 (503)
CAD 637,000 USD 504,009 JPMC 3/16/2022 (504)
CLP 584,217,472 USD 701,359 CITI
**
3/16/2022 (23,067)
CLP 584,217,464 USD 701,360 JPMC
**
3/16/2022 (23,068)
COP 2,683,619,999 USD 671,016 CITI
**
3/16/2022 (16,202)
COP 2,683,619,993 USD 671,017 JPMC
**
3/16/2022 (16,203)
ILS 7,293,502 USD 2,357,965 CITI 3/16/2022 (10,614)
ILS 7,293,498 USD 2,357,967 JPMC 3/16/2022 (10,617)
INR 32,229,000 USD 430,324 CITI
**
3/16/2022 (1,359)
INR 32,229,000 USD 430,325 JPMC
**
3/16/2022 (1,359)
JPY 502,195,000 USD 4,410,535 CITI 3/16/2022 (42,176)
JPY 502,195,000 USD 4,410,541 JPMC 3/16/2022 (42,181)
KRW 5,486,292,008 USD 4,643,746 CITI
**
3/16/2022 (37,944)
KRW 5,486,291,992 USD 4,643,753 JPMC
**
3/16/2022 (37,951)
NZD 4,820,500 USD 3,362,909 CITI 3/16/2022 (65,083)
NZD 4,820,500 USD 3,362,913 JPMC 3/16/2022 (65,087)
PHP 48,661,500 USD 967,667 CITI
**
3/16/2022 (26,246)
PHP 48,661,500 USD 967,669 JPMC
**
3/16/2022 (26,248)
SEK 103,447,450 USD 11,519,987 CITI 3/16/2022 (65,203)
SEK 103,447,444 USD 11,520,001 JPMC 3/16/2022 (65,218)
TWD 47,080,500 USD 1,713,601 CITI
**
3/16/2022 (6,216)
TWD 46,446,311 USD 1,690,598 JPMC
**
3/16/2022 (6,210)
USD 13,957,907 AUD 19,555,000 CITI 3/16/2022 (271,891)
USD 13,957,889 AUD 19,555,000 JPMC 3/16/2022 (271,909)
USD 5,066,045 BRL 29,260,000 CITI
**
3/16/2022 (96,623)
USD 5,066,039 BRL 29,260,000 JPMC
**
3/16/2022 (96,629)
USD 4,379,873 CAD 5,605,000 CITI 3/16/2022 (50,493)
USD 4,379,868 CAD 5,605,000 JPMC 3/16/2022 (50,499)
USD 2,644,935 CHF 2,430,000 CITI 3/16/2022 (26,794)
USD 2,644,932 CHF 2,430,000 JPMC 3/16/2022 (26,797)
USD 226,099 CLP 196,275,003 CITI
**
3/16/2022 (1,782)
USD 226,099 CLP 196,274,997 JPMC
**
3/16/2022 (1,782)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 32,456,149 EUR 28,676,503 CITI 3/16/2022 $ (239,519)
USD 32,456,105 EUR 28,676,500 JPMC 3/16/2022 (239,560)
USD 9,256,293 GBP 6,949,003 CITI 3/16/2022 (146,591)
USD 9,256,430 GBP 6,948,999 JPMC 3/16/2022 (146,449)
USD 647,136 HUF 213,383,000 CITI 3/16/2022 (5,826)
USD 647,135 HUF 213,383,000 JPMC 3/16/2022 (5,827)
USD 1,165,543 IDR 16,912,845,500 CITI
**
3/16/2022 (14,517)
USD 1,165,577 IDR 16,912,845,500 JPMC
**
3/16/2022 (14,483)
USD 983,984 ILS 3,072,000 CITI 3/16/2022 (4,713)
USD 983,982 ILS 3,072,000 JPMC 3/16/2022 (4,715)
USD 6,053,079 INR 462,076,000 CITI
**
3/16/2022 (97,114)
USD 6,053,071 INR 462,076,000 JPMC
**
3/16/2022 (97,122)
USD 8,389,676 JPY 964,692,288 CITI 3/16/2022 (1,730)
USD 8,389,666 JPY 964,692,287 JPMC 3/16/2022 (1,741)
USD 1,912,967 KRW 2,286,546,001 CITI
**
3/16/2022 (6,614)
USD 1,912,964 KRW 2,286,545,999 JPMC
**
3/16/2022 (6,616)
USD 4,526,788 MXN 97,548,501 CITI 3/16/2022 (178,260)
USD 4,526,782 MXN 97,548,499 JPMC 3/16/2022 (178,266)
USD 1,155,824 NOK 10,496,000 CITI 3/16/2022 (34,450)
USD 1,155,823 NOK 10,496,000 JPMC 3/16/2022 (34,451)
USD 3,752,240 NZD 5,518,500 CITI 3/16/2022 (23,106)
USD 3,752,235 NZD 5,518,500 JPMC 3/16/2022 (23,110)
USD 101,539 PHP 5,256,000 CITI
**
3/16/2022 (145)
USD 101,539 PHP 5,256,000 JPMC
**
3/16/2022 (145)
USD 3,634,027 PLN 15,005,500 CITI 3/16/2022 (70,503)
USD 3,633,854 PLN 15,005,500 JPMC 3/16/2022 (70,677)
USD 9,408,885 SEK 85,434,000 CITI 3/16/2022 (51,261)
USD 9,408,873 SEK 85,434,000 JPMC 3/16/2022 (51,272)
USD 8,540,126 SGD 11,675,000 CITI 3/16/2022 (120,187)
USD 8,540,116 SGD 11,675,000 JPMC 3/16/2022 (120,198)
USD 1,495,986 TWD 41,355,003 CITI
**
3/16/2022 (3,762)
USD 1,495,984 TWD 41,354,997 JPMC
**
3/16/2022 (3,764)
USD 1,234,140 ZAR 20,048,000 CITI 3/16/2022 (11,431)
USD 1,234,138 ZAR 20,048,000 JPMC 3/16/2022 (11,434)
ZAR 16,990,390 USD 1,059,177 CITI 3/16/2022 (3,573)
ZAR 16,990,388 USD 1,059,178 JPMC 3/16/2022 (3,575)
Total unrealized depreciation (3,511,181)
Net unrealized depreciation $ (598,372)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
Total Return Basket Swaps Outstanding at December 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
58-61 months
maturity ranging
from 09/21/2026
- 12/29/2026 $490,557 $20,579 $644 $21,223
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.04% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
58-61 months
maturity ranging
from 09/21/2026
- 12/04/2026 $440,472 $7,103 $(372) $6,731
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.13% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/29/2026 $3,155,152 $38,329 $(5,701) $32,628
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 7,397 70,424 (170) (0.5)
AMP Ltd. 24,117 17,727 884 2.7
Ampol Ltd. 5,512 119,020 4,232 13.0
Aristocrat Leisure Ltd. 871 27,630 (790) (2.4)
Aurizon Holdings Ltd. 22,141 56,252 1,616 5.0
Australia & New Zealand Banking Group Ltd. 652 13,060 (36) (0.1)
BlueScope Steel Ltd. 8,447 128,955 (3,036) (9.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Brambles Ltd. 3,581 27,704 136 0.4
Coles Group Ltd. 4,307 56,198 268 0.8
JB Hi-Fi Ltd. 3,572 125,607 1,688 5.2
Mineral Resources Ltd. 2,280 93,128 14,661 44.9
Newcrest Mining Ltd. 2,369 42,429 1,768 5.4
Origin Energy Ltd. 9,039 34,497 1,396 4.3
OZ Minerals Ltd. 1,228 25,317 1,130 3.5
QBE Insurance Group Ltd. 4,728 39,043 (2,506) (7.7)
REA Group Ltd. 388 47,313 (31) (0.1)
Santos Ltd. 5,163 23,783 (1,062) (3.3)
Sonic Healthcare Ltd. 973 33,001 1,582 4.8
South32 Ltd. 24,415 71,404 3,846 11.8
Suncorp Group Ltd. 2,348 18,904 328 1.0
Telstra Corp. Ltd. 55,779 169,523 5,081 15.6
WiseTech Global Ltd. 626 26,550 2,996 9.2
Woodside Petroleum Ltd. 2,379 37,926 (470) (1.4)
Worley Ltd. 15,759 122,088 2,187 6.7
Short Positions
Common Stocks
Australia
Ansell Ltd. (1,231) (28,152) 733 2.2
APA Group (12,374) (90,526) (3,929) (12.0)
Atlas Arteria Ltd. (11,299) (56,862) (3,250) (10.0)
carsales.com Ltd. (1,920) (35,082) 1,821 5.6
Cochlear Ltd. (657) (103,116) 1,051 3.2
Computershare Ltd. (3,177) (46,248) (632) (1.9)
CSL Ltd. (455) (96,233) 4,578 14.0
Evolution Mining Ltd. (10,390) (30,825) (584) (1.8)
IDP Education Ltd. (3,633) (91,524) 2,755 8.4
Lendlease Corp. Ltd. (8,772) (68,304) 870 2.7
Macquarie Group Ltd. (523) (78,181) (1,343) (4.1)
Magellan Financial Group Ltd. (3,689) (57,004) 19,986 61.3
NEXTDC Ltd. (11,414) (105,986) (4,998) (15.3)
Northern Star Resources Ltd. (11,145) (76,648) (1,761) (5.4)
Orica Ltd. (11,291) (112,597) 2,986 9.2
Pilbara Minerals Ltd. (33,881) (79,033) (17,045) (52.2)
Pro Medicus Ltd. (1,822) (82,690) (4,817) (14.8)
Qantas Airways Ltd. (6,310) (23,018) 287 0.9
SEEK Ltd. (3,431) (81,794) 5,781 17.7
Seven Group Holdings Ltd. (3,364) (52,929) (607) (1.9)
Sydney Airport (14,833) (93,648) (938) (2.9)
Transurban Group (7,447) (74,800) (562) (1.7)
Wesfarmers Ltd. (327) (14,109) 52 0.2
Westpac Banking Corp. (3,167) (49,131) (688) (2.1)
Woolworths Group Ltd. (608) (16,807) 1,130 3.5
New Zealand
Xero Ltd. (320) (32,755) 78 0.2

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.17% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/29/2026 $7,527,045 $52,300 $(5,132) $47,168
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 6,658 278,963 2,622 5.6
ARC Resources Ltd. 7,429 67,539 556 1.2
Canadian Natural Resources Ltd. 3,207 135,511 1,578 3.3
Canadian Tire Corp. Ltd. 446 63,973 561 1.2
CCL Industries, Inc. 1,498 80,327 3,611 7.7
Cenovus Energy, Inc. 7,404 90,783 (758) (1.6)
CI Financial Corp. 3,852 80,515 (5,366) (11.4)
Empire Co. Ltd. 2,807 85,523 1,730 3.7
Enbridge, Inc. 1,880 73,434 1,690 3.6
Fairfax Financial Holdings Ltd. 446 219,391 14,094 29.9
Finning International, Inc. 3,668 92,443 (2,300) (4.9)
iA Financial Corp., Inc. 1,154 66,031 1,305 2.8
Imperial Oil Ltd. 3,672 132,429 3,948 8.4
Intact Financial Corp. 620 80,588 1,521 3.2
Loblaw Cos. Ltd. 1,006 82,424 4,054 8.6
Magna International, Inc. 2,309 186,826 2,689 5.7
National Bank of Canada 2,785 212,329 (531) (1.1)
Nutrien Ltd. 1,587 119,287 8,356 17.7
Onex Corp. 869 68,204 2,086 4.4
Stantec, Inc. 1,591 89,389 (328) (0.7)
Suncor Energy, Inc. 7,452 186,455 3,032 6.4
TFI International, Inc. 1,085 121,688 3,519 7.5
Thomson Reuters Corp. 771 92,201 (1,127) (2.4)
Toronto-Dominion Bank (The) 1,996 153,027 2,402 5.1
Tourmaline Oil Corp. 4,242 136,957 (298) (0.6)
Chile
Lundin Mining Corp. 10,294 80,402 (9,525) (20.2)
United States
BRP, Inc. 1,626 142,425 13,265 28.1
Short Positions
Common Stocks
Canada
Air Canada (14,833) (247,774) 10,205 21.6
Algonquin Power & Utilities Corp. (16,486) (238,112) (7,910) (16.8)
Ballard Power Systems, Inc. (13,251) (166,456) 11,924 25.3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
BCE, Inc. (4,362) (226,936) (1,020) (2.2)
CAE, Inc. (7,303) (184,228) (6,398) (13.6)
Canadian Imperial Bank of Commerce (1,153) (134,400) (5,089) (10.8)
Canadian National Railway Co. (558) (68,542) 3,568 7.6
Canadian Pacific Railway Ltd. (3,275) (235,550) 1,593 3.4
Canadian Utilities Ltd. (3,898) (113,062) (5,401) (11.5)
Canopy Growth Corp. (11,248) (98,168) 16,971 36.0
CGI, Inc. (940) (83,117) (3,325) (7.0)
Emera, Inc. (3,507) (175,274) (9,496) (20.1)
Fortis, Inc. (2,629) (126,841) (6,732) (14.3)
George Weston Ltd. (567) (65,739) (3,788) (8.0)
IGM Financial, Inc. (1,953) (70,434) 1,576 3.3
Keyera Corp. (4,155) (93,713) 131 0.3
Kinaxis, Inc. (463) (64,907) 2,031 4.3
Northland Power, Inc. (2,195) (65,853) (702) (1.5)
Pan American Silver Corp. (2,591) (64,644) (2,395) (5.1)
Parkland Corp. (2,996) (82,352) (2,821) (6.0)
Restaurant Brands International, Inc. (2,752) (166,867) (2,551) (5.4)
Rogers Communications, Inc. (2,764) (131,607) (5,582) (11.8)
Royal Bank of Canada (701) (74,398) (2,472) (5.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/28/2026 $3,379,269 $4,470 $(2,611) $1,859
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 3,207 122,228 2,781 149.6
Adecco Group AG (Registered) 2,496 127,190 1,836 98.8
Baloise Holding AG (Registered) 194 31,663 1,296 69.7
Barry Callebaut AG (Registered) 14 33,987 126 6.8
Belimo Holding AG (Registered) 78 49,529 656 35.3
BKW AG 459 59,599 (1,043) (56.1)
Bucher Industries AG (Registered) 96 47,306 939 50.5
DKSH Holding AG 429 35,360 726 39.0
EMS-Chemie Holding AG (Registered) 13 14,529 1,266 68.1
Geberit AG (Registered) 246 200,523 913 49.1
Georg Fischer AG (Registered) 22 33,286 (1,199) (64.5)
Kuehne + Nagel International AG (Registered) 944 304,022 16,404 882.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Novartis AG (Registered) 1,775 155,973 10,461 562.7
OC Oerlikon Corp. AG (Registered) 1,685 17,233 (76) (4.1)
Roche Holding AG 330 136,904 1,393 74.9
Schindler Holding AG 103 27,648 (502) (27.0)
SGS SA (Registered) 7 23,336 425 22.9
Swiss Life Holding AG (Registered) 25 15,274 230 12.4
Swisscom AG (Registered) 91 51,335 532 28.6
Tecan Group AG (Registered) 63 38,264 1,053 56.7
Temenos AG (Registered) 142 19,573 386 20.8
UBS Group AG (Registered) 8,006 143,702 (1,777) (95.6)
VAT Group AG 80 39,642 (719) (38.7)
United States
Swiss Re AG 162 15,992 61 3.3
Short Positions
Common Stocks
Austria
ams AG (9,092) (164,524) 5,082 273.4
Switzerland
Alcon, Inc. (342) (30,166) (512) (27.5)
Bachem Holding AG (Registered) (39) (30,539) (3,019) (162.4)
Banque Cantonale Vaudoise (Registered) (747) (57,941) 500 26.9
Chocoladefabriken Lindt & Spruengli AG (1) (13,861) (894) (48.1)
Cie Financiere Richemont SA (61) (9,116) 398 21.4
Credit Suisse Group AG (Registered) (5,293) (51,319) 551 29.6
Dufry AG (Registered) (4,936) (243,318) (2,378) (127.9)
Flughafen Zurich AG (Registered) (655) (117,627) (5,775) (310.7)
Givaudan SA (Registered) (17) (89,192) 240 12.9
Helvetia Holding AG (Registered) (295) (34,655) (973) (52.4)
Idorsia Ltd. (4,286) (87,343) (7,965) (428.5)
Julius Baer Group Ltd. (515) (34,439) (690) (37.1)
Logitech International SA (Registered) (108) (9,060) (34) (1.9)
Nestle SA (Registered) (1,178) (164,469) (3,597) (193.5)
Partners Group Holding AG (28) (46,223) 434 23.4
SIG Combibloc Group AG (2,329) (64,872) 3,027 162.9
Sika AG (Registered) (265) (110,139) (1,804) (97.0)
Sonova Holding AG (Registered) (164) (64,091) (2,149) (115.6)
Straumann Holding AG (Registered) (26) (54,979) 3,343 179.8
Sulzer AG (Registered) (296) (29,078) 1,022 55.0
Vifor Pharma AG (342) (60,756) (14,593) (785.0)
Zurich Insurance Group AG (154) (67,464) (1,912) (102.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.04% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/29/2026 $1,526,958 $50,794 $(4,266) $46,528

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 86 306,961 23,501 50.5
Carlsberg A/S 280 48,341 3,772 8.1
Coloplast A/S 139 24,474 1,537 3.3
DSV A/S 929 216,483 11,009 23.7
Genmab A/S 178 71,049 (907) (1.9)
GN Store Nord A/S 117 7,341 488 1.0
H Lundbeck A/S 225 5,793 225 0.5
ISS A/S 396 7,508 127 0.3
Jyske Bank A/S (Registered) 100 5,144 73 0.2
Novo Nordisk A/S 496 55,714 (1,252) (2.7)
Pandora A/S 389 48,388 (3,087) (6.6)
Royal Unibrew A/S 215 24,184 1,219 2.6
Short Positions
Common Stocks
Denmark
Ambu A/S (544) (14,358) 614 1.3
Chr Hansen Holding A/S (1,199) (94,542) (1,156) (2.5)
Danske Bank A/S (2,420) (41,779) 144 0.3
Demant A/S (1,190) (60,935) (2,959) (6.4)
Novozymes A/S (63) (5,173) (170) (0.4)
Orsted A/S (468) (59,935) (71) (0.2)
ROCKWOOL International A/S (44) (19,214) 154 0.3
SimCorp A/S (622) (67,793) (1,871) (4.0)
Tryg A/S (3,291) (81,214) 2,635 5.7
Vestas Wind Systems A/S (8,558) (260,635) 16,769 36.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/28/2026 $14,461,715 $(81,516) $(26,584) $(108,100)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,348 121,597 179 (0.2)
Finland
Kone OYJ 1,535 110,150 2,773 (2.6)
Nokian Renkaat OYJ 3,181 120,196 (34) 0.0
Valmet OYJ 2,539 108,861 886 (0.8)
France
Cie de Saint-Gobain 2,392 168,269 1,589 (1.5)
Electricite de France SA 8,761 103,041 (11,506) 10.6
L'Oreal SA 239 113,958 (74) 0.1
LVMH Moet Hennessy Louis Vuitton SE 272 224,790 3,362 (3.1)
Renault SA 3,796 131,685 2,374 (2.2)
Rexel SA 6,164 124,836 (246) 0.2
Germany
Bayerische Motoren Werke AG 1,417 141,760 (3,739) 3.5
Brenntag SE 1,557 140,603 3,292 (3.0)
Deutsche Post AG (Registered) 3,667 235,864 12,385 (11.5)
Freenet AG 3,829 101,193 3,594 (3.3)
Merck KGaA 565 145,350 938 (0.9)
Volkswagen AG 843 169,345 (5,683) 5.3
Italy
Buzzi Unicem SpA 4,882 105,187 (22) 0.0
Davide Campari-Milano NV 7,430 108,421 (1,395) 1.3
Luxembourg
Eurofins Scientific SE 1,815 224,863 3,252 (3.0)
Netherlands
ASR Nederland NV 2,605 119,969 5,773 (5.3)
Koninklijke Ahold Delhaize NV 8,753 300,371 930 (0.9)
Signify NV 3,210 149,046 1,153 (1.1)
Spain
Acciona SA 614 116,868 5,137 (4.8)
Acerinox SA 8,497 109,345 10,543 (9.8)
Fluidra SA 4,038 161,045 6,104 (5.6)
Iberdrola SA 13,493 159,757 8,158 (7.5)
Repsol SA 13,180 156,092 4,031 (3.7)
United Kingdom
CNH Industrial NV 6,259 121,013 8,183 (7.6)
Short Positions
Common Stocks
Belgium
KBC Group NV (1,314) (112,901) (5) 0.0
China
Prosus NV (2,916) (241,518) 1,702 (1.6)
France
Accor SA (4,757) (154,191) (7,842) 7.3
Aeroports de Paris (872) (112,491) (6,802) 6.3
Alstom SA (8,301) (294,772) 2,108 (1.9)
Dassault Systemes SE (2,300) (136,494) 4,197 (3.9)
Edenred (2,322) (107,226) (3,570) 3.3
Pernod Ricard SA (432) (103,930) (546) 0.5
Safran SA (854) (104,550) (1,527) 1.4
Germany
Continental AG (1,175) (123,452) 2,597 (2.4)
Deutsche Telekom AG (Registered) (5,452) (100,739) (1,926) 1.8

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Fresenius Medical Care AG & Co. KGaA (3,817) (247,449) (9,510) 8.8
Hannover Rueck SE (795) (150,729) (4,790) 4.4
Siemens AG (Registered) (778) (134,752) (999) 0.9
Italy
Mediobanca Banca di Credito Finanziario SpA (9,880) (113,427) (274) 0.3
Netherlands
ABN AMRO Bank NV (16,660) (244,897) (5,618) 5.2
Argenx SE (479) (170,336) (22,469) 20.8
Saudi Arabia
Delivery Hero SE (1,125) (124,527) 12,093 (11.2)
Spain
ACS Actividades de Construccion y Servicios SA (6,793) (181,109) (15,422) 14.3
Aena SME SA (828) (130,397) (7,163) 6.6
Amadeus IT Group SA (3,717) (251,508) (7,622) 7.1
Ferrovial SA (5,919) (185,109) (11,712) 10.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/29/2026 $4,900,018 $16,896 $4,140 $21,036
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 8,073 240,210 7,036 33.4
Glencore plc 24,184 123,224 2,446 11.6
Rio Tinto plc 3,640 240,045 4,690 22.3
Austria
Mondi plc 1,378 34,180 (123) (0.6)
Chile
Antofagasta plc 3,858 70,166 (3,003) (14.3)
Netherlands
Royal Dutch Shell plc 7,095 155,483 (4,714) (22.4)
Russia
Evraz plc 17,414 142,374 684 3.3
South Africa
Anglo American plc 3,252 133,762 2,869 13.6
United Kingdom
Ashtead Group plc 645 51,996 (3,181) (15.1)
Barclays plc 50,231 127,952 3,610 17.2
BP plc 13,237 59,310 (2,196) (10.4)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Diageo plc 1,668 91,200 1,983 9.4
DS Smith plc 10,362 53,964 (43) (0.2)
Howden Joinery Group plc 5,745 70,370 464 2.2
Inchcape plc 5,563 68,484 1,873 8.9
M&G plc 20,483 55,413 1,174 5.6
Man Group plc 34,990 107,698 2,288 10.9
NatWest Group plc 8,791 26,921 838 4.0
Rotork plc 11,998 58,392 113 0.5
Royal Mail plc 12,382 84,894 3,165 15.0
Spectris plc 1,748 87,008 1,372 6.5
Spirax-Sarco Engineering plc 336 73,124 (20) (0.1)
Travis Perkins plc 3,313 69,939 985 4.7
Unilever plc 483 25,911 176 0.8
Short Positions
Common Stocks
Jordan
Hikma Pharmaceuticals plc (1,035) (31,082) 306 1.5
United Kingdom
Abcam plc (1,983) (46,515) (890) (4.2)
Admiral Group plc (972) (41,606) (971) (4.6)
ASOS plc (1,527) (49,419) 2,629 12.5
AstraZeneca plc (485) (56,633) (1,704) (8.1)
Auto Trader Group plc (2,914) (29,183) (117) (0.6)
BAE Systems plc (8,062) (60,120) (116) (0.6)
Berkeley Group Holdings plc (809) (52,387) (490) (2.3)
boohoo Group plc (31,621) (53,022) 15,525 73.8
BT Group plc (59,311) (136,445) 5,218 24.8
Compass Group plc (3,533) (79,541) (5,463) (26.0)
Croda International plc (1,011) (138,478) 2,532 12.0
Dechra Pharmaceuticals plc (799) (57,747) (3,119) (14.8)
easyJet plc (13,029) (98,968) (4,375) (20.8)
GlaxoSmithKline plc (3,783) (82,366) (568) (2.7)
Imperial Brands plc (1,187) (26,013) (576) (2.7)
J Sainsbury plc (11,227) (41,966) (101) (0.5)
Ocado Group plc (11,752) (267,374) (7,555) (35.9)
Reckitt Benckiser Group plc (2,149) (184,994) (5,457) (25.9)
Rentokil Initial plc (7,063) (55,909) 4,720 22.4
Rolls-Royce Holdings plc (79,846) (133,274) 926 4.4
Severn Trent plc (3,362) (134,251) (1,333) (6.3)
Taylor Wimpey plc (36,123) (86,122) (3,428) (16.3)
Tesco plc (14,346) (56,481) (1,499) (7.1)
United Utilities Group plc (2,943) (43,425) 1,222 5.8
Whitbread plc (2,017) (82,047) (1,851) (8.8)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.60% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
58-60 months
maturity
ranging from
09/21/2026
- 11/04/2026 $1,191,227 $5,671 $7,852 $13,523
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 34,000 111,503 2,931 21.7
SITC International Holdings Co. Ltd. 36,000 130,201 (13,378) (98.9)
Hong Kong
ASM Pacific Technology Ltd. 7,600 82,131 (1,006) (7.4)
CLP Holdings Ltd. 1,500 15,157 777 5.7
HKT Trust & HKT Ltd. 9,000 12,093 (211) (1.6)
Hong Kong & China Gas Co. Ltd. 33,000 51,472 1,618 12.0
Kerry Properties Ltd. 13,500 35,159 (333) (2.5)
Man Wah Holdings Ltd. 19,600 30,394 (2,232) (16.5)
New World Development Co. Ltd. 2,000 7,919 (148) (1.1)
Swire Properties Ltd. 10,200 25,570 (199) (1.5)
Xinyi Glass Holdings Ltd. 6,000 15,029 (668) (4.9)
United Kingdom
CK Hutchison Holdings Ltd. 6,500 41,850 (91) (0.7)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (32,600) (85,704) 213 1.6
Chow Tai Fook Jewellery Group Ltd. (8,800) (15,857) 417 3.1
ESR Cayman Ltd. (15,400) (52,092) (741) (5.5)
Hong Kong
Hang Lung Properties Ltd. (11,000) (22,628) (85) (0.6)
Henderson Land Development Co. Ltd. (6,000) (25,593) 645 4.8
MTR Corp. Ltd. (22,000) (118,097) (728) (5.4)
Power Assets Holdings Ltd. (1,500) (9,350) (337) (2.5)
Sun Hung Kai Properties Ltd. (500) (6,067) 140 1.0
Techtronic Industries Co. Ltd. (3,500) (69,772) 6,755 49.9
WH Group Ltd. (74,000) (46,454) 997 7.4
Wharf Real Estate Investment Co. Ltd. (10,000) (50,812) 2,280 16.9
Macau
Galaxy Entertainment Group Ltd. (9,000) (46,688) 3,056 22.6
Sands China Ltd. (26,800) (62,197) 4,957 36.7
Wynn Macau Ltd. (26,400) (21,438) 1,042 7.7

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
58-61 months
maturity
ranging from
09/21/2026
- 12/29/2026 $2,050,204 $15,791 $(1,411) $14,380
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Assa Abloy AB 1,084 33,041 709 4.9
Axfood AB 2,493 71,769 2,549 17.7
BillerudKorsnas AB 1,738 32,708 (3,158) (22.0)
Boliden AB 673 25,951 197 1.4
Elekta AB 583 7,371 554 3.8
Getinge AB 5,497 239,571 2,293 15.9
H & M Hennes & Mauritz AB 1,839 36,085 1,466 10.2
Hexpol AB 1,011 13,520 506 3.5
Husqvarna AB 2,749 43,954 1,159 8.1
ICA Gruppen AB 762 45,065 34 0.2
Indutrade AB 2,030 61,978 3,293 22.9
Lifco AB 1,664 49,701 1,652 11.5
Saab AB 2,431 61,747 1,071 7.4
Securitas AB 3,273 45,025 (2,197) (15.3)
SSAB AB 8,867 51,251 4,172 29.0
Svenska Cellulosa AB SCA 2,663 47,253 1,884 13.1
Svenska Handelsbanken AB 628 6,787 124 0.9
Swedbank AB 3,142 63,141 (563) (3.9)
Swedish Match AB 5,661 44,941 3,537 24.6
Tele2 AB 3,295 47,005 509 3.5
Telefonaktiebolaget LM Ericsson 6,352 69,891 2,690 18.7
Volvo AB 3,361 77,728 2,147 14.9
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (1,709) (48,581) 2,907 20.2
Sweden
AAK AB (980) (21,130) (299) (2.1)
Atlas Copco AB (346) (23,909) (1,223) (8.5)
Beijer Ref AB (946) (20,626) (1,132) (7.9)
Electrolux AB (1,027) (24,874) (900) (6.3)
Embracer Group AB (12,492) (132,528) (2,447) (17.0)
Epiroc AB (837) (21,164) 2 0.0
EQT AB (2,148) (116,443) 7,865 54.7
Essity AB (5,709) (186,255) (5,360) (37.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Evolution AB (297) (41,978) (2,325) (16.2)
Sinch AB (9,740) (122,903) (3,985) (27.7)
Skandinaviska Enskilda Banken AB (2,668) (37,041) 1,200 8.3
Skanska AB (328) (8,476) (284) (2.0)
Swedish Orphan Biovitrum AB (362) (7,403) 35 0.2
Telia Co. AB (9,436) (36,904) (606) (4.2)
Trelleborg AB (934) (24,506) (2,285) (15.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
10-13 months
maturity
ranging from
10/19/2022
- 01/25/2023 $11,890,624 $(18,204) $(11,010) $(29,214)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 3,500 77,593 (388) 1.3
Calbee, Inc. 2,800 65,017 (1,093) 3.7
Dai-ichi Life Holdings, Inc. 7,500 151,275 (4,521) 15.5
Disco Corp. 300 91,696 5,535 (18.9)
Hitachi Metals Ltd. 3,600 66,705 201 (0.7)
Hitachi Transport System Ltd. 1,400 65,818 327 (1.1)
Inpex Corp. 19,200 166,956 (3,156) 10.8
Kyushu Electric Power Co., Inc. 13,300 99,299 (3,180) 10.9
MISUMI Group, Inc. 2,800 115,030 (852) 2.9
Mitsubishi Electric Corp. 9,700 123,122 (2,651) 9.1
Mitsui OSK Lines Ltd. 1,700 126,351 7,117 (24.4)
Mizuho Financial Group, Inc. 5,800 73,667 (24) 0.1
Nippon Telegraph & Telephone Corp. 2,400 65,636 (1,703) 5.8
Nissan Motor Co. Ltd. 14,200 68,395 (992) 3.4
NOF Corp. 1,400 70,790 429 (1.5)
SCREEN Holdings Co. Ltd. 700 75,217 3,296 (11.3)
Sekisui House Ltd. 3,700 79,608 3,230 (11.1)
Shimamura Co. Ltd. 800 67,136 (762) 2.6
Shin-Etsu Chemical Co. Ltd. 500 86,788 1,203 (4.1)
Taiheiyo Cement Corp. 3,800 75,041 (2,678) 9.2
Toyoda Gosei Co. Ltd. 3,900 84,829 2,566 (8.8)
Yakult Honsha Co. Ltd. 1,800 93,905 (2,187) 7.5
Yamada Holdings Co. Ltd. 19,800 67,690 1,253 (4.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (4,700) (110,761) 3,518 (12.0)
Asahi Group Holdings Ltd. (1,900) (73,965) 1,220 (4.2)
Astellas Pharma, Inc. (6,700) (109,046) (2,266) 7.8
Central Japan Railway Co. (1,400) (186,301) 7,746 (26.5)
Concordia Financial Group Ltd. (22,400) (81,347) 2,409 (8.2)
Daiwa Securities Group, Inc. (16,200) (91,417) 1,402 (4.8)
Denso Corp. (1,600) (132,593) (2,910) 10.0
East Japan Railway Co. (3,600) (221,312) 2,796 (9.6)
Japan Airlines Co. Ltd. (7,700) (146,171) (5,298) 18.1
Kao Corp. (1,300) (68,087) 119 (0.4)
KDDI Corp. (2,300) (67,261) 1,212 (4.1)
Lasertec Corp. (600) (183,781) (20,374) 69.7
M3, Inc. (1,400) (70,590) (2,498) 8.6
Mitsubishi Corp. (4,000) (127,012) 91 (0.3)
NSK Ltd. (15,500) (99,581) 4,101 (14.0)
Odakyu Electric Railway Co. Ltd. (3,600) (66,929) 2,140 (7.3)
Oriental Land Co. Ltd. (1,500) (252,941) 2,053 (7.0)
ORIX Corp. (6,500) (132,653) (2,997) 10.3
Rakuten Group, Inc. (12,100) (121,402) (4,451) 15.2
Seven & i Holdings Co. Ltd. (3,200) (140,762) 1,032 (3.5)
SoftBank Corp. (6,000) (75,783) 1,432 (4.9)
Sumitomo Electric Industries Ltd. (5,200) (67,865) 1,234 (4.2)
Sumitomo Mitsui Trust Holdings, Inc. (2,000) (66,877) 1,732 (5.9)
Tokyo Electron Ltd. (200) (115,115) (6,671) 22.8
West Japan Railway Co. (3,800) (158,927) 5,348 (18.3)
Yaskawa Electric Corp. (1,400) (68,692) 58 (0.2)
Z Holdings Corp. (11,600) (66,932) 503 (1.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.20% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
10-13 months
maturity
ranging from
10/19/2022
- 01/25/2023 $49,706,070 $215,985 $(35,526) $180,459
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 1,017 143,133 3,692 2.0
Accenture plc 434 179,915 7,947 4.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Allegion plc 1,226 162,371 5,578 3.1
Alphabet, Inc. 49 141,955 3,064 1.7
Anthem, Inc. 356 165,020 6,565 3.6
AutoNation, Inc. 1,509 176,327 4,376 2.4
AutoZone, Inc. 74 155,133 7,401 4.1
Bristol-Myers Squibb Co. 2,481 154,690 1,960 1.1
Cisco Systems Inc/Delaware 3,316 210,135 9,650 5.3
Coca-Cola Co. (The) 2,357 139,558 3,488 1.9
Gartner, Inc. 607 202,932 8,650 4.8
General Dynamics Corp. 739 154,059 4,634 2.6
Global Payments, Inc. 1,242 167,894 8,718 4.8
Johnson & Johnson 1,762 301,425 5,004 2.8
Johnson Controls International plc 1,985 161,400 8,456 4.7
KLA Corp. 359 154,409 13,843 7.7
Lennox International, Inc. 588 190,724 6,985 3.9
Louisiana-Pacific Corp. 2,285 179,030 8,295 4.6
Meta Platforms, Inc. 596 200,465 1,526 0.8
Pfizer, Inc. 3,820 225,571 (1,643) (0.9)
Procter & Gamble Co. (The) 1,266 207,092 7,748 4.3
SS&C Technologies Holdings, Inc. 1,704 139,694 3,442 1.9
Target Corp. 614 142,104 4,992 2.8
Tri Pointe Homes, Inc. 5,701 159,001 12,029 6.7
United Parcel Service, Inc. 730 156,468 5,658 3.1
Vertex Pharmaceuticals, Inc. 695 152,622 3,517 1.9
Walmart, Inc. 2,115 306,019 12,563 7.0
Zebra Technologies Corp. 242 144,038 1,617 0.9
Short Positions
Common Stocks
United States
Amcor plc (11,423) (137,190) (2,513) (1.4)
Amphenol Corp. (1,892) (165,474) (9,422) (5.2)
Avangrid, Inc. (3,359) (167,547) (6,617) (3.7)
BorgWarner, Inc. (3,167) (142,737) (4,560) (2.5)
Broadridge Financial Solutions, Inc. (777) (142,051) (5,462) (3.0)
Carnival Corp. (7,517) (151,242) (13,831) (7.7)
Church & Dwight Co., Inc. (1,751) (179,478) (7,722) (4.3)
Entergy Corp. (1,359) (153,091) (4,254) (2.4)
General Mills, Inc. (2,130) (143,519) 575 0.3
Grocery Outlet Holding Corp. (5,050) (142,814) 2,576 1.4
Hasbro, Inc. (1,491) (151,754) (4,369) (2.4)
Helen of Troy Ltd. (672) (164,284) (1,089) (0.6)
Hormel Foods Corp. (5,327) (260,011) (3,409) (1.9)
International Flavors & Fragrances, Inc. (1,097) (165,263) (6,823) (3.8)
Jazz Pharmaceuticals plc (1,096) (139,630) (2,313) (1.3)
Kimberly-Clark Corp. (1,194) (170,646) (4,239) (2.3)
Marvell Technology, Inc. (2,128) (186,179) (7,363) (4.1)
Royal Caribbean Cruises Ltd. (2,379) (182,945) (10,682) (5.9)
Silicon Laboratories, Inc. (679) (140,159) (5,805) (3.2)
T-Mobile US, Inc. (1,429) (165,735) 5,473 3.0
Walt Disney Co. (The) (973) (150,708) (5,964) (3.3)
Waste Management, Inc. (836) (139,528) (4,673) (2.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 854,996 $ 854,996
CITI
Investment Companies 1,401,145 – 1,401,145
GSCO
Cash – 648,360 648,360
GSIN
Cash (60,031) – (60,031)
U.S. Treasury Bills 1,989,722 – 1,989,722
JPMC
Investment Companies 5,733,483 – 5,733,483
JPMS
Cash – 509,881 509,881
MLIN
Cash (270,039) – (270,039)
MSCL
Cash – 863,552 863,552
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 88,529 $ 88,529
JPPC
Cash – 237,333 237,333
MSCL
Cash – 747,242 747,242
SOCG
Cash 20,020 – 20,020

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 130.0%
COMMON STOCKS - 57.2%
Australia - 1.2%
Afterpay Ltd. (2)* 212 12,798
Ampol Ltd. (2) 1,017 21,960
Aurizon Holdings Ltd. (2)(a) 75,327 191,378
BHP Group Ltd. (2)(a) 2,222 67,086
BHP Group plc (2)(a) 3,710 110,390
BlueScope Steel Ltd. (2) 13,888 212,019
carsales.com Ltd. (2) 603 11,018
Harvey Norman Holdings Ltd. (2) 25,067 90,099
Incitec Pivot Ltd. (2) 5,050 11,937
JB Hi-Fi Ltd. (2) 5,729 201,457
Mineral Resources Ltd. (2) 315 12,866
Newcrest Mining Ltd. (2) 1,622 29,050
Rio Tinto plc (2)(a) 4,813 317,400
Sonic Healthcare Ltd. (2) 805 27,303
South32 Ltd. (2) 38,696 113,170
Suncorp Group Ltd. (2) 2,939 23,662
Worley Ltd. (2) 4,275 33,119
1,486,712
—
Austria - 0.0% (b)
Mondi plc (2) 301 7,466
Belgium - 0.2%
Etablissements Franz Colruyt NV
(2) 858 36,407
Proximus SADP (2) 6,952 135,771
Telenet Group Holding NV (2) 546 19,926
192,104
—
Brazil - 0.2%
Yara International ASA (2) 3,907 196,984
Canada - 2.6%
Agnico Eagle Mines Ltd. 677 35,960
Atco Ltd., Class I 390 13,165
Bank of Nova Scotia (The) (a) 489 34,618
Barrick Gold Corp. (a) 5,936 112,859
Canadian National Railway Co. (a) 534 65,594
Canadian Natural Resources Ltd. 3,235 136,694
Canadian Tire Corp. Ltd., Class A 1,362 195,361
CGI, Inc. * 1,772 156,685
Empire Co. Ltd., Class A 357 10,877
Enbridge, Inc. (a) 616 24,061
Fairfax Financial Holdings Ltd. 291 143,145
Gildan Activewear , Inc. 1,063 45,068
Imperial Oil Ltd. 4,520 163,012
Intact Financial Corp. 85 11,048
Kinross Gold Corp. 41,383 240,129
Magna International, Inc. 2,657 214,984
Manulife Financial Corp. 14,699 280,164
Onex Corp. 5,862 460,081
Open Text Corp. 1,705 80,927
Ritchie Bros Auctioneers, Inc. 2,090 127,900
Shaw Communications, Inc., Class
B 964 29,256
Shopify, Inc., Class A *(a) 11 15,146
Suncor Energy, Inc. 20,352 509,222
Thomson Reuters Corp. (a) 602 71,991
INVESTMENTS SHARES VALUE ($)
Canada - 2.6% (continued)
Toromont Industries Ltd. 1,191 107,674
Toronto-Dominion Bank (The) 555 42,550
Yamana Gold, Inc. 12,216 51,377
3,379,548
—
Chile - 0.0% (b)
Lundin Mining Corp. 1,794 14,012
China - 0.1%
BOC Hong Kong Holdings Ltd. (2) 12,000 39,354
NXP Semiconductors NV 343 78,129
SITC International Holdings Co.
Ltd. (2) 15,000 54,250
171,733
—
Denmark - 0.6%
AP Moller - Maersk A/S, Class B
(2)(a) 121 431,888
Genmab A/S (2)* 24 9,580
GN Store Nord A/S (2) 758 47,561
H Lundbeck A/S (2) 375 9,655
Novo Nordisk A/S, Class B (2) 1,228 137,936
Pandora A/S (2) 651 80,978
717,598
—
Finland - 0.2%
Huhtamaki OYJ (2) 1,629 72,052
Kone OYJ, Class B (2)(a) 1,042 74,773
Nokian Renkaat OYJ (2) 2,161 81,655
UPM- Kymmene OYJ (2) 565 21,497
249,977
—
France - 1.5%
Atos SE (2) 1,066 45,157
BioMerieux (2) 103 14,646
BNP Paribas SA (2) 836 57,802
Bouygues SA (2) 1,573 56,307
Carrefour SA (2) 12,822 235,073
Casino Guichard Perrachon SA (2)* 422 11,132
Cie de Saint-Gobain (2)(a) 3,460 243,400
Cie Generale des Etablissements
Michelin SCA (2) 601 98,434
CNP Assurances (2) 1,676 41,456
Eiffage SA (2) 152 15,672
Electricite de France SA (2) 3,631 42,705
Eutelsat Communications SA (2) 6,108 74,545
Ipsen SA (2) 1,024 93,706
La Francaise des Jeux SAEM (2)
(a)(c) 767 33,992
Orange SA (2) 11,455 122,364
Publicis Groupe SA (2) 1,899 127,943
Rexel SA (2)* 7,363 149,119
Rubis SCA (2) 2,075 62,049
Sanofi (2)(a) 836 83,888
Sartorius Stedim Biotech (2) 74 40,641
SEB SA (2) 1,161 180,921
Societe BIC SA (2) 1,235 66,534
Sodexo SA (2)(a) 322 28,229
Thales SA (2) 128 10,889
1,936,604
—

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Germany - 1.3%
adidas AG (2) 232 66,803
Aurubis AG (2) 2,354 235,311
Bayerische Motoren Werke AG (2) 921 92,139
Brenntag SE (2) 946 85,427
Covestro AG (2)(c) 1,294 79,643
Daimler AG (Registered) (2)(a) 71 5,425
Daimler Truck Holding AG * 258 9,485
Deutsche Bank AG (Registered)
(2)* 13,267 165,241
Deutsche Post AG (Registered) (2)
(a) 4,412 283,783
Freenet AG (2) 926 24,472
GEA Group AG (2) 1,433 78,270
HelloFresh SE (2)* 1,207 92,502
HOCHTIEF AG (2) 430 34,630
METRO AG (2) 8,552 89,714
ProSiebenSat.1 Media SE (2) 2,989 47,483
Rheinmetall AG (2) 728 68,512
SAP SE (2)(a) 305 42,926
Telefonica Deutschland Holding
AG (2) 5,384 14,934
Uniper SE (2) 523 24,832
Volkswagen AG (Preference) (2)(a) 492 98,835
1,640,367
—
Hong Kong - 0.2%
CK Asset Holdings Ltd. (2) 1,915 12,080
CLP Holdings Ltd. (2) 2,500 25,262
Hong Kong Exchanges & Clearing
Ltd. (2) 800 46,787
Swire Pacific Ltd., Class A (2) 10,500 59,724
WH Group Ltd. (2)(c) 74,500 46,768
Xinyi Glass Holdings Ltd. (2) 32,000 80,154
270,775
—
Italy - 0.4%
Banco BPM SpA (2) 24,505 73,371
Buzzi Unicem SpA (2) 6,897 148,602
Poste Italiane SpA (2)(c) 687 9,000
Prysmian SpA (2) 445 16,739
Telecom Italia SpA (2) 9,170 4,511
UniCredit SpA (2) 8,133 125,015
Unipol Gruppo SpA (2) 22,837 123,671
500,909
—
Japan - 2.9%
Advantest Corp. (2) 200 18,940
Aisin Corp. (2) 600 23,021
Alfresa Holdings Corp. (2) 1,500 19,989
Amada Co. Ltd. (2) 1,100 10,892
Brother Industries Ltd. (2) 3,500 67,461
COMSYS Holdings Corp. (2) 400 8,911
DeNA Co. Ltd. (2) 4,800 73,914
Disco Corp. (2) 100 30,565
ENEOS Holdings, Inc. (2) 9,100 33,996
Food & Life Cos. Ltd. (2)(a) 1,300 49,086
Fujitsu Ltd. (2) 100 17,183
Haseko Corp. (2) 2,200 27,289
Hirose Electric Co. Ltd. (2) 200 33,612
Hitachi Transport System Ltd. (2)(a) 1,300 61,117
INVESTMENTS SHARES VALUE ($)
Japan - 2.9% (continued)
Honda Motor Co. Ltd. (2) 3,600 102,423
Hoya Corp. (2) 200 29,678
Iida Group Holdings Co. Ltd. (2) 2,500 58,144
Japan Post Holdings Co. Ltd.
(2)*(a) 1,600 12,464
Japan Post Insurance Co. Ltd. (2) 3,400 54,617
Kajima Corp. (2) 12,800 147,104
Kamigumi Co. Ltd. (2) 8,700 164,742
Kaneka Corp. (2) 200 6,567
Kinden Corp. (2) 2,700 40,597
Mabuchi Motor Co. Ltd. (2) 2,200 72,767
Marubeni Corp. (2) 9,600 93,533
McDonald's Holdings Co. Japan
Ltd. (2)(a) 200 8,851
Mitsubishi Electric Corp. (2)(a) 2,400 30,463
Mitsubishi Gas Chemical Co., Inc.
(2) 1,100 18,647
Mitsubishi Materials Corp. (2) 600 10,311
Mitsui Chemicals, Inc. (2) 1,000 26,880
Mizuho Financial Group, Inc. (2) 16,500 209,572
Nabtesco Corp. (2) 400 11,852
NET One Systems Co. Ltd. (2) 1,200 32,289
NGK Spark Plug Co. Ltd. (2) 4,500 78,355
Nihon Unisys Ltd. (2) 1,300 36,483
Nintendo Co. Ltd. (2) 100 46,786
Nippo Corp. (2) 800 27,773
Nippon Telegraph & Telephone
Corp. (2) 5,400 147,681
Nitto Denko Corp. (2) 1,100 84,978
Nomura Holdings, Inc. (2) 10,100 43,992
NS Solutions Corp. (2) 900 27,752
Obayashi Corp. (2) 20,000 154,787
Ono Pharmaceutical Co. Ltd. (2) 1,000 24,855
ORIX Corp. (2) 500 10,204
Panasonic Corp. (2)(a) 1,000 10,993
Rakus Co. Ltd. (2) 400 10,734
Renesas Electronics Corp. (2)* 5,300 65,830
Resona Holdings, Inc. (2) 19,100 74,226
Rohto Pharmaceutical Co. Ltd. (2) 1,800 54,422
Sankyu, Inc. (2) 1,700 70,543
SCREEN Holdings Co. Ltd. (2) 1,400 150,434
Seino Holdings Co. Ltd. (2) 900 9,121
Sekisui House Ltd. (2) 2,500 53,789
Shimamura Co. Ltd. (2) 1,300 109,097
Shimizu Corp. (2) 10,300 63,864
Sojitz Corp. (2) 6,580 98,870
Sony Group Corp. (2)(a) 100 12,628
Subaru Corp. (2) 3,300 58,964
Sumitomo Heavy Industries Ltd. (2) 500 12,136
Sumitomo Mitsui Financial Group,
Inc. (2) 300 10,244
Sumitomo Rubber Industries Ltd.
(2) 1,900 19,380
Suzuken Co. Ltd. (2) 700 20,200
Taiheiyo Cement Corp. (2) 6,700 132,309
Taisei Corp. (2) 4,900 149,009
Teijin Ltd. (2) 1,000 12,308
Tokyo Electric Power Co. Holdings,
Inc. (2)* 6,300 16,287
Toshiba Corp. (2) 1,100 45,263

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Japan - 2.9% (continued)
Tosoh Corp. (2) 500 7,428
Toyoda Gosei Co. Ltd. (2) 500 10,875
Toyota Boshoku Corp. (2) 3,800 74,558
Yamada Holdings Co. Ltd. (2) 18,200 62,220
Yamato Holdings Co. Ltd. (2)(a) 1,900 44,634
Yokohama Rubber Co. Ltd. (The)
(2) 4,400 70,570
3,822,059
—
Luxembourg - 0.1%
Eurofins Scientific SE (2) 216 26,761
SES SA, FDR (2) 5,436 43,080
69,841
—
Netherlands - 1.3%
Adyen NV (2)*(a)(c) 18 47,250
ASML Holding NV (2) 707 566,323
ASR Nederland NV (2) 1,207 55,586
ING Groep NV (2) 5,135 71,392
Koninklijke Ahold Delhaize NV (2) 12,314 422,572
Koninklijke KPN NV (2) 8,880 27,600
NN Group NV (2) 1,712 92,585
Royal Dutch Shell plc, Class A (2)
(a) 12,632 276,823
Royal Dutch Shell plc, Class B (2)
(a) 2,989 65,628
Signify NV (2)(c) 1,916 88,963
1,714,722
—
Norway - 0.0% (b)
Equinor ASA (2) 1,585 41,970
Russia - 0.2%
Evraz plc (2) 27,473 224,614
Singapore - 0.2%
STMicroelectronics NV (2) 4,556 224,041
South Africa - 0.1%
Anglo American plc (2) 2,656 109,247
Spain - 0.7%
Acerinox SA (2) 4,069 52,363
CaixaBank SA (2) 28,262 77,202
Enagas SA (2) 6,935 161,109
Endesa SA (2) 4,121 94,871
Fluidra SA (2) 2,397 95,598
Iberdrola SA (2)(a) 4,164 49,302
Mapfre SA (2) 55,046 112,545
Repsol SA (2) 16,211 191,988
Telefonica SA (2) 8,755 37,964
872,942
—
Sweden - 1.0%
Autoliv , Inc. 984 101,755
Electrolux AB, Class B (2) 6,681 161,812
Getinge AB, Class B (2) 3,431 149,530
H & M Hennes & Mauritz AB, Class
B (2)(a) 587 11,518
Husqvarna AB, Class B (2) 8,833 141,230
Saab AB, Class B (2) 2,332 59,232
Securitas AB, Class B (2)(a) 1,783 24,528
INVESTMENTS SHARES VALUE ($)
Sweden - 1.0% (continued)
Skanska AB, Class B (2) 652 16,848
Svenska Handelsbanken AB, Class
A (2) 25,945 280,413
Swedish Orphan Biovitrum AB (2)* 3,174 64,907
Telefonaktiebolaget LM Ericsson,
Class B (2) 19,782 217,662
Trelleborg AB, Class B (2) 762 19,993
1,249,428
—
Switzerland - 1.2%
Adecco Group AG (Registered) (2)
(a) 1,784 90,908
BKW AG (2) 497 64,533
DKSH Holding AG (2) 839 69,155
dormakaba Holding AG (2) 20 13,209
Galenica AG (2)(c) 1,397 104,913
Holcim Ltd. (2)* 4,436 225,611
Novartis AG (Registered) (2)(a) 3,733 328,026
OC Oerlikon Corp. AG (Registered)
(2) 1,201 12,283
Roche Holding AG (2)(a) 872 361,759
Swiss Life Holding AG (Registered)
(2) 108 65,986
Temenos AG (Registered) (2) 240 33,082
UBS Group AG (Registered) (2) 10,543 189,239
1,558,704
—
United Kingdom - 2.2%
abrdn plc (2) 9,167 29,866
Aviva plc (2) 53,883 300,353
BAE Systems plc (2) 15,568 116,094
Barclays plc (2) 58,116 148,037
BP plc (2)(a) 47,466 212,677
Bunzl plc (2) 1,003 39,183
CK Hutchison Holdings Ltd. (2)(a) 38,000 244,660
CNH Industrial NV (2) 722 13,959
DCC plc (2) 2,233 182,800
Dunelm Group plc (2) 2,007 37,516
Entain plc (2)*(a) 533 12,183
GlaxoSmithKline plc (2)(a) 1,813 39,474
HSBC Holdings plc (2) 4,575 27,630
IMI plc (2) 973 22,947
Inchcape plc (2) 12,432 153,045
JD Sports Fashion plc (2) 17,225 50,788
Kingfisher plc (2) 31,443 144,630
M&G plc (2) 63,012 170,467
Man Group plc (2) 30,187 92,915
Marks & Spencer Group plc (2)* 3,636 11,438
Royal Mail plc (2)(a) 37,400 256,423
Sage Group plc (The) (2) 15,194 175,809
Standard Chartered plc (2) 1,906 11,590
Tate & Lyle plc (2) 17,112 153,954
Vodafone Group plc (2) 72,216 108,774
2,757,212
—
United States - 38.8%
3M Co. (a) 928 164,841
A O Smith Corp. 1,222 104,909
Abbott Laboratories (a) 2,370 333,554
AbbVie, Inc. (a) 1,496 202,558

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - 38.8% (continued)
ABIOMED, Inc. * 138 49,565
Accenture plc, Class A (a) 546 226,344
ACI Worldwide, Inc. * 2,631 91,296
Activision Blizzard, Inc. 2,752 183,091
Acuity Brands, Inc. 179 37,898
Adobe, Inc. *(a) 535 303,377
Advanced Micro Devices, Inc. * 1,662 239,162
AECOM * 301 23,282
AES Corp. (The) 1,829 44,445
AGCO Corp. 789 91,540
Alaska Air Group, Inc. * 1,044 54,392
Alcoa Corp. 165 9,831
Align Technology, Inc. * 93 61,118
Alleghany Corp. * 38 25,368
Allegion plc 1,402 185,681
Allison Transmission Holdings, Inc. 1,994 72,482
Allstate Corp. (The) 2,086 245,418
Ally Financial, Inc. 3,078 146,544
Alphabet, Inc., Class A *(a) 262 759,023
Alphabet, Inc., Class C *(a) 262 758,121
Amazon.com, Inc. *(a) 469 1,563,804
Amdocs Ltd. 2,111 157,987
American Eagle Outfitters, Inc. 1,147 29,042
American Electric Power Co., Inc.
(a) 1,033 91,906
American Tower Corp., REIT 324 94,770
AmerisourceBergen Corp. 730 97,010
Amkor Technology, Inc. 5,494 136,196
Anaplan, Inc. * 268 12,288
Anthem, Inc. (a) 473 219,254
APA Corp. 2,971 79,890
Apple, Inc. (a) 15,926 2,827,979
Applied Materials, Inc. 1,755 276,167
Arch Capital Group Ltd. * 1,142 50,762
Arista Networks, Inc. * 731 105,081
Arrow Electronics, Inc. * 1,782 239,269
Associated Banc-Corp. 5,613 126,798
AT&T, Inc. (a) 7,170 176,382
Autodesk, Inc. * 435 122,318
Automatic Data Processing, Inc. (a) 42 10,356
AutoNation, Inc. * 1,832 214,069
AutoZone, Inc. *(a) 70 146,747
Avnet, Inc. 1,854 76,440
Axis Capital Holdings Ltd. 524 28,542
Axon Enterprise, Inc. * 48 7,536
Bank of America Corp. (a) 471 20,955
Bank of New York Mellon Corp.
(The) 1,382 80,267
Bath & Body Works, Inc. 567 39,571
Bausch Health Cos., Inc. * 657 18,147
Baxter International, Inc. 956 82,063
Becton Dickinson and Co. 442 111,154
Berkshire Hathaway, Inc., Class B
*(a) 1,355 405,145
Best Buy Co., Inc. (a) 1,222 124,155
Biogen, Inc. * 279 66,938
Bio-Rad Laboratories, Inc., Class
A * 33 24,934
BOK Financial Corp. 960 101,270
Booking Holdings, Inc. *(a) 52 124,760
INVESTMENTS SHARES VALUE ($)
United States - 38.8% (continued)
Booz Allen Hamilton Holding Corp.
(a) 798 67,662
Boyd Gaming Corp. *(a) 3,038 199,202
Bristol-Myers Squibb Co. (a) 3,015 187,985
Broadcom, Inc. (a) 401 266,829
Brunswick Corp. 1,612 162,377
CACI International, Inc., Class A
*(a) 365 98,262
Cadence Design Systems, Inc. * 354 65,968
Capital One Financial Corp. 1,815 263,338
Cardinal Health, Inc. 1,758 90,519
Cathay General Bancorp 1,416 60,874
Cboe Global Markets, Inc. 385 50,204
CDW Corp. 487 99,728
Change Healthcare, Inc. * 326 6,970
Cheniere Energy, Inc. 466 47,262
Chevron Corp. (a) 1,923 225,664
Chubb Ltd. (a) 858 165,860
Cigna Corp. (a) 791 181,637
Cirrus Logic, Inc. * 1,637 150,637
Cisco Systems, Inc. 7,563 479,267
Citigroup, Inc. (a) 1,026 61,960
Citizens Financial Group, Inc. 671 31,705
Clean Harbors, Inc. * 197 19,655
CMC Materials, Inc. 86 16,485
CNA Financial Corp. 269 11,858
Coca-Cola Co. (The) (a) 4,057 240,215
Cognizant Technology Solutions
Corp., Class A 1,148 101,851
Columbia Sportswear Co. 1,419 138,267
Comcast Corp., Class A (a) 2,232 112,337
CommVault Systems, Inc. * 411 28,326
ConocoPhillips 804 58,033
Constellation Brands, Inc., Class A 207 51,951
Copart , Inc. *(a) 74 11,220
Corning, Inc. 308 11,467
Corteva , Inc. (a) 475 22,458
Costco Wholesale Corp. (a) 212 120,352
Coterra Energy, Inc. 3,178 60,382
Cracker Barrel Old Country Store,
Inc. (a) 587 75,512
Crane Co. 75 7,630
Crocs, Inc. * 660 84,625
Crown Castle International Corp.,
REIT 311 64,918
Cummins, Inc. (a) 435 94,891
CVS Health Corp. (a) 1,578 162,786
Danaher Corp. (a) 239 78,633
Darling Ingredients, Inc. * 1,174 81,346
Deckers Outdoor Corp. * 399 146,158
Deere & Co. (a) 381 130,641
Dell Technologies, Inc., Class C * 3,066 172,217
DENTSPLY SIRONA, Inc. 1,105 61,648
Devon Energy Corp. 2,010 88,541
Dick's Sporting Goods, Inc. 654 75,203
Digital Realty Trust, Inc., REIT 191 33,782
Discover Financial Services 173 19,992
DocuSign, Inc. * 739 112,557
Dollar Tree, Inc. *(a) 40 5,621
Dominion Energy, Inc. (a) 162 12,727

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - 38.8% (continued)
Donaldson Co., Inc. 2,181 129,246
Dow, Inc. (a) 920 52,182
DR Horton, Inc. 834 90,447
Dropbox, Inc., Class A * 2,064 50,651
Duke Energy Corp. (a) 602 63,150
DuPont de Nemours, Inc. (a) 992 80,134
Dycom Industries, Inc. * 685 64,226
Dynatrace , Inc. * 227 13,699
Eaton Corp. plc (a) 396 68,437
Eli Lilly & Co. 274 75,684
EMCOR Group, Inc. 714 90,956
Emergent BioSolutions , Inc. * 238 10,346
Emerson Electric Co. (a) 1,913 177,852
Encompass Health Corp. 637 41,571
EOG Resources, Inc. 3,164 281,058
Equinix , Inc., REIT (a) 61 51,596
Euronet Worldwide, Inc. * 179 21,331
Evercore , Inc., Class A 409 55,563
Everest Re Group Ltd. 128 35,062
Exxon Mobil Corp. (a) 6,047 370,016
FactSet Research Systems, Inc. 30 14,580
Fair Isaac Corp. * 174 75,459
Fidelity National Financial, Inc. 1,533 79,992
Fidelity National Information
Services, Inc. 612 66,800
First American Financial Corp. 2,657 207,857
FirstEnergy Corp. 450 18,716
Flowserve Corp. 1,377 42,136
FNB Corp. 4,104 49,782
Foot Locker, Inc. 3,553 155,017
Ford Motor Co. (a) 10,026 208,240
Fortinet, Inc. * 98 35,221
Frontdoor , Inc. *(a) 1,044 38,263
Fulton Financial Corp. 10,575 179,775
Garmin Ltd. (a) 146 19,881
Gartner, Inc. * 615 205,607
Generac Holdings, Inc. * 208 73,199
General Dynamics Corp. (a) 34 7,088
General Electric Co. (a) 1,129 106,657
General Motors Co. *(a) 1,377 80,734
Gentex Corp. 330 11,501
Genuine Parts Co. (a) 994 139,359
Glacier Bancorp, Inc. 626 35,494
Global Payments, Inc. 1,960 264,953
GoDaddy , Inc., Class A * 489 41,497
Goldman Sachs Group, Inc. (The) 971 371,456
Goodyear Tire & Rubber Co. (The)
* 1,307 27,865
Graham Holdings Co., Class B (a) 121 76,209
Grand Canyon Education, Inc. *(a) 475 40,712
Graphic Packaging Holding Co. 736 14,352
H&R Block, Inc. (a) 321 7,563
Hancock Whitney Corp. 219 10,954
Harley-Davidson, Inc. 744 28,041
Hartford Financial Services Group,
Inc. (The) 500 34,520
HCA Healthcare, Inc. (a) 46 11,818
Healthcare Services Group, Inc. 8,578 152,603
Henry Schein, Inc. * 129 10,001
HollyFrontier Corp. 1,965 64,413
INVESTMENTS SHARES VALUE ($)
United States - 38.8% (continued)
Hologic , Inc. * 2,725 208,626
Home Depot, Inc. (The) (a) 237 98,357
HubSpot , Inc. * 21 13,842
Huntington Ingalls Industries, Inc. 429 80,111
ICU Medical, Inc. * 87 20,649
IDEXX Laboratories, Inc. * 43 28,314
Illumina, Inc. * 123 46,794
Incyte Corp. * 1,889 138,653
Intel Corp. 9,197 473,646
Intercontinental Exchange, Inc. (a) 464 63,461
International Bancshares Corp. 3,558 150,824
International Business Machines
Corp. (a) 1,321 176,565
International Paper Co. 1,515 71,175
Intuit, Inc. (a) 278 178,815
Intuitive Surgical, Inc. * 54 19,402
IQVIA Holdings, Inc. * 260 73,356
Jabil, Inc. 1,164 81,887
Jack in the Box, Inc. (a) 540 47,239
Janus Henderson Group plc 1,570 65,846
Jefferies Financial Group, Inc. 831 32,243
Johnson & Johnson (a) 2,572 439,992
Johnson Controls International plc
(a) 1,202 97,735
JPMorgan Chase & Co. 2,717 430,237
Kemper Corp. 591 34,745
Kinder Morgan, Inc. 6,768 107,340
KLA Corp. 373 160,431
Knight-Swift Transportation
Holdings, Inc. (a) 1,399 85,255
Kohl's Corp. 1,975 97,545
Kraft Heinz Co. (The) 1,426 51,193
L3Harris Technologies, Inc. (a) 218 46,486
Laboratory Corp. of America
Holdings * 208 65,356
Lam Research Corp. 359 258,175
Lear Corp. 74 13,538
Lennar Corp., Class A 1,052 122,200
Lennox International, Inc. 605 196,238
Lithia Motors, Inc. 484 143,724
Lockheed Martin Corp. (a) 524 186,235
Louisiana-Pacific Corp. 1,483 116,193
Lowe's Cos., Inc. (a) 959 247,882
Lumen Technologies, Inc. 907 11,383
LyondellBasell Industries NV, Class
A (a) 934 86,143
M&T Bank Corp. 141 21,655
Manhattan Associates, Inc. * 395 61,419
ManpowerGroup , Inc. 1,410 137,235
Marathon Oil Corp. 4,570 75,039
Markel Corp. * 205 252,970
Marriott Vacations Worldwide Corp.
(a) 301 50,863
Masco Corp. 326 22,892
Mastercard , Inc., Class A (a) 650 233,558
Mattel, Inc. * 502 10,823
Maximus, Inc. 519 41,349
McDonald's Corp. (a) 635 170,224
McKesson Corp. 650 161,571
Medpace Holdings, Inc. * 185 40,263

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - 38.8% (continued)
Medtronic plc (a) 1,762 182,279
Merck & Co., Inc. (a) 4,551 348,789
Meta Platforms, Inc., Class A *(a) 3,208 1,079,010
MetLife, Inc. (a) 1,048 65,490
MGM Resorts International (a) 456 20,465
Microchip Technology, Inc. 812 70,693
Micron Technology, Inc. 1,568 146,059
Microsoft Corp. (a) 7,075 2,379,463
Minerals Technologies, Inc. 259 18,946
MKS Instruments, Inc. 147 25,603
Moderna , Inc. * 824 209,280
Mohawk Industries, Inc. * 582 106,029
Molina Healthcare, Inc. * 105 33,398
Mondelez International, Inc., Class
A (a) 746 49,467
Morgan Stanley (a) 469 46,037
Mosaic Co. (The) 3,188 125,257
MSC Industrial Direct Co., Inc.,
Class A 98 8,238
Navient Corp. 524 11,119
NetApp, Inc. 276 25,389
Netflix, Inc. *(a) 225 135,549
NetScout Systems, Inc. * 1,564 51,737
Newell Brands, Inc. 2,429 53,049
NewMarket Corp. 319 109,328
Newmont Corp. (a) 206 12,776
Nexstar Media Group, Inc., Class A 287 43,331
NIKE, Inc., Class B (a) 941 156,836
Nordson Corp. 454 115,893
NRG Energy, Inc. 2,594 111,750
nVent Electric plc 3,582 136,116
NVIDIA Corp. 1,616 475,282
NVR, Inc. * 12 70,906
OGE Energy Corp. 1,050 40,299
Old Republic International Corp. 5,308 130,471
Olin Corp. 973 55,967
Omnicom Group, Inc. 1,630 119,430
ON Semiconductor Corp. * 788 53,521
OneMain Holdings, Inc. 2,819 141,063
Oracle Corp. (a) 2,906 253,432
O'Reilly Automotive, Inc. *(a) 170 120,059
Organon & Co. 3,076 93,664
Oshkosh Corp. 944 106,398
Otis Worldwide Corp. (a) 828 72,094
Owens Corning 1,779 161,000
PACCAR, Inc. (a) 1,441 127,183
Packaging Corp. of America 259 35,263
PacWest Bancorp 1,369 61,838
PayPal Holdings, Inc. *(a) 807 152,184
Penn National Gaming, Inc. *(a) 232 12,029
Penske Automotive Group, Inc. 1,049 112,474
People's United Financial, Inc. 2,475 44,105
PepsiCo, Inc. (a) 147 25,535
Perrigo Co. plc 277 10,775
Pfizer, Inc. 6,602 389,848
Philip Morris International, Inc. (a) 832 79,040
Pinterest, Inc., Class A * 2,317 84,223
Popular, Inc. 2,498 204,936
Procter & Gamble Co. (The) (a) 2,128 348,098
Prologis, Inc., REIT 514 86,537
INVESTMENTS SHARES VALUE ($)
United States - 38.8% (continued)
Prosperity Bancshares, Inc. 2,706 195,644
Prudential Financial, Inc. 295 31,931
Public Storage, REIT 111 41,576
PulteGroup, Inc. 3,850 220,066
PVH Corp. 191 20,370
Qorvo , Inc. * 838 131,055
QUALCOMM, Inc. (a) 2,051 375,066
Qurate Retail, Inc., Series A 10,830 82,308
Regal Rexnord Corp. 50 8,509
Regeneron Pharmaceuticals, Inc. * 342 215,980
Reliance Steel & Aluminum Co. 843 136,751
Republic Services, Inc. (a) 182 25,380
Ross Stores, Inc. (a) 317 36,227
Royal Gold, Inc. 256 26,934
Ryder System, Inc. 964 79,463
salesforce.com, Inc. *(a) 648 164,676
Sanderson Farms, Inc. 67 12,802
Schlumberger NV 536 16,053
Schneider National, Inc., Class B 8,520 229,273
Science Applications International
Corp. (a) 566 47,312
Sealed Air Corp. 199 13,427
SEI Investments Co. 659 40,159
Sempra Energy (a) 660 87,305
Sensata Technologies Holding plc * 1,575 97,162
Sensient Technologies Corp. 428 42,826
ServiceNow , Inc. *(a) 227 147,348
Silgan Holdings, Inc. 822 35,214
Simon Property Group, Inc., REIT 376 60,074
Simpson Manufacturing Co., Inc. 443 61,608
Six Flags Entertainment Corp. *(a) 1,878 79,965
Skechers USA, Inc., Class A * 493 21,396
Skyworks Solutions, Inc. 535 83,000
SLM Corp. 8,200 161,294
Snap, Inc., Class A *(a) 168 7,901
Snap-on, Inc. 216 46,522
SolarWinds Corp. 1,397 19,823
SS&C Technologies Holdings, Inc. 3,099 254,056
Stanley Black & Decker, Inc. (a) 235 44,326
Starbucks Corp. (a) 556 65,035
State Street Corp. 853 79,329
Steel Dynamics, Inc. 1,226 76,098
Stellantis NV (2) 8,568 161,752
Stifel Financial Corp. 193 13,591
Syneos Health, Inc. * 925 94,979
Synopsys, Inc. * 506 186,461
Take-Two Interactive Software,
Inc. * 89 15,817
Tapestry, Inc. 1,210 49,126
Targa Resources Corp. 1,053 55,009
Target Corp. (a) 1,232 285,134
TD SYNNEX Corp. 521 59,582
TEGNA, Inc. 4,281 79,455
Tempur Sealy International, Inc. 209 9,829
Tenet Healthcare Corp. * 791 64,617
Terex Corp. 1,294 56,871
Tesla, Inc. * 798 843,309
Texas Capital Bancshares, Inc. * 593 35,728
Texas Instruments, Inc. (a) 279 52,583
Texas Roadhouse, Inc. (a) 896 79,995

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - 38.8% (continued)
Thermo Fisher Scientific, Inc. (a) 479 319,608
TJX Cos., Inc. (The) (a) 850 64,532
Toro Co. (The) 184 18,383
TransUnion (a) 322 38,183
Travel + Leisure Co. (a) 1,613 89,151
Tri Pointe Homes, Inc. * 7,668 213,861
Twitter, Inc. * 917 39,633
Tyson Foods, Inc., Class A 1,911 166,563
Ulta Beauty, Inc. * 93 38,348
UMB Financial Corp. 2,058 218,374
Umpqua Holdings Corp. 7,020 135,065
United Parcel Service, Inc., Class
B (a) 489 104,812
United Rentals, Inc. * 134 44,527
United States Steel Corp. 6,444 153,432
United Therapeutics Corp. * 76 16,422
UnitedHealth Group, Inc. (a) 347 174,243
Univar Solutions, Inc. * 4,048 114,761
Universal Display Corp. 820 135,325
Urban Outfitters, Inc. * 2,385 70,024
US Bancorp 1,090 61,225
Veeva Systems, Inc., Class A * 42 10,730
VeriSign, Inc. * 530 134,525
Verizon Communications, Inc. (a) 317 16,471
Vertex Pharmaceuticals, Inc. * 819 179,852
Virgin Galactic Holdings, Inc. * 1,183 15,829
Virtu Financial, Inc., Class A 5,877 169,434
Visa, Inc., Class A (a) 619 134,143
Vishay Intertechnology , Inc. 4,803 105,042
VMware, Inc., Class A 1,384 160,378
W R Berkley Corp. 774 63,770
Walgreens Boots Alliance, Inc. 798 41,624
Walmart, Inc. (a) 3,928 568,342
Washington Federal, Inc. 877 29,274
Waters Corp. * 101 37,633
Wells Fargo & Co. 5,218 250,360
Wendy's Co. (The) (a) 2,431 57,979
Werner Enterprises, Inc. 636 30,312
Western Digital Corp. * 703 45,843
Western Union Co. (The) 1,692 30,185
Westlake Chemical Corp. 1,461 141,907
Whirlpool Corp. 175 41,066
Williams-Sonoma, Inc. 110 18,604
World Fuel Services Corp. 1,408 37,270
WW Grainger, Inc. (a) 49 25,394
Xerox Holdings Corp. 528 11,954
Xilinx, Inc. 243 51,523
XPO Logistics, Inc. *(a) 1,366 105,769
Zebra Technologies Corp., Class
A * 253 150,586
Zions Bancorp NA 1,040 65,686
Zoetis, Inc. (a) 150 36,605
Zoom Video Communications, Inc.,
Class A * 508 93,426
Zscaler , Inc. * 45 14,460
Zynga, Inc., Class A * 5,160 33,024
49,596,785
—
TOTAL COMMON STOCKS
(Cost $58,092,922) 73,006,354
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% (b)
United States - 0.0% (b)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $16,834) 302 31,172
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 13.1%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(d)(e)(f) EUR 2,398,000 3,712,781
French Republic
0.10%, 3/1/2026 (2)(d)(e)(f) 400,000 518,541
1.85%, 7/25/2027 (2)(d)(e)(f) 1,100,000 1,800,451
0.10%, 3/1/2028 (2)(d)(e)(f) 800,000 1,091,058
0.10%, 3/1/2029 (2)(d)(e)(f) 600,000 821,336
0.70%, 7/25/2030 (2)(d)(e)(f) 1,300,000 1,990,251
0.10%, 7/25/2031 (2)(d)(e)(f) 400,000 558,756
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(d)(e)(f) GBP 700,000 1,316,655
0.13%, 3/22/2029 (2)(d)(e)(f) 700,000 1,568,541
0.13%, 8/10/2031 (2)(d)(e)(f) 300,000 580,128
1.25%, 11/22/2032 (2)(d)(e)(f) 900,000 2,689,267
Cost: $16,488,178 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $16,488,178) 16,647,765
U.S. TREASURY OBLIGATIONS - 14.5%
U.S. Treasury Inflation Linked Notes
0.25%, 7/15/2029 (2) $ 200,000 242,298
0.13%, 1/15/2030 (2) 3,300,000 3,937,265
0.13%, 7/15/2030 (2) 3,700,000 4,465,454
0.13%, 1/15/2031 (2)(d) 3,900,000 4,639,227
0.13%, 7/15/2031 (2)(d) 4,500,000 5,219,569
Cost: $18,008,499 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,008,499) 18,503,813
SHORT-TERM INVESTMENTS - 45.2%
REPURCHASE AGREEMENTS - 0.9%
BNPP, (1.00)%, dated
12/7/2021, due 1/19/2022,
repurchase price EUR
121,580, collateralized by
French Republic, 0.10%, due
3/1/2029 (2) EUR 121,725 138,584
BNPP, (0.98)%, dated
12/1/2021, due 1/19/2022,
repurchase price EUR
134,702, collateralized by
French Republic, 0.70%, due
7/25/2030 (2) 134,882 153,563
BNPP, (0.98)%, dated
12/1/2021, due 1/19/2022,
repurchase price EUR
122,944, collateralized by
French Republic, 0.10%, due
7/25/2031 (2) 123,108 140,158

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
REPURCHASE AGREEMENTS - 0.9% (continued)
BNPP, (0.98)%, dated
12/1/2021, due 1/19/2022,
repurchase price EUR
144,141, collateralized by
French Republic, 1.85%, due
7/25/2027 (2) EUR 144,334 164,325
BNPP, (0.98)%, dated
12/1/2021, due 1/19/2022,
repurchase price EUR
113,477, collateralized by
French Republic, 0.10%, due
3/1/2026 (2) 113,629 129,367
BNPP, (1.40)%, dated
11/24/2021, due 1/19/2022,
repurchase price EUR
134,125, collateralized by
French Republic, 0.70%, due
7/25/2030 (2) 134,418 153,035
BNPP, (1.40)%, dated
11/24/2021, due 1/19/2022,
repurchase price EUR
117,859, collateralized by
French Republic, 0.10%, due
3/1/2028 (2) 118,116 134,475
JPMS, (1.20)%, dated
11/30/2021, due 1/19/2022,
repurchase price EUR
137,649, collateralized by
Federal Republic of Germany,
0.50%, due 4/15/2030 (2) 137,879 156,975
TOTAL REPURCHASE AGREEMENTS
(Cost $1,160,268) 1,170,482
SHARES
INVESTMENT COMPANIES - 17.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (g)(h) 1,855,301 1,855,301
Limited Purpose Cash Investment
Fund, 0.01% (g) 20,242,595 20,234,498
UBS Select Treasury Preferred
Fund, Class I, 0.01% (g) 25,370 25,370
TOTAL INVESTMENT COMPANIES
(Cost $22,115,125) 22,115,169
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 26.9%
U.S. Treasury Bills
0.05%, 1/6/2022 (2)( i ) $ 729,000 729,000
0.05%, 1/13/2022 (2)( i ) 968,000 967,996
0.05%, 3/10/2022 (2)( i ) 2,232,000 2,231,826
0.05%, 3/17/2022 (2)( i ) 1,568,000 1,567,824
0.05%, 3/24/2022 (2)( i ) 2,582,000 2,581,679
0.05%, 3/31/2022 (2)( i ) 6,188,000 6,187,212
0.05%, 4/7/2022 (2)( i ) 1,652,000 1,651,685
0.06%, 4/28/2022 (2)( i ) 2,540,000 2,539,381
0.06%, 5/12/2022 (2)( i ) 3,100,000 3,099,000
0.07%, 5/19/2022 (2)( i ) 7,861,000 7,858,097
0.07%, 5/26/2022 (2)( i ) 1,198,000 1,197,553
0.11%, 6/9/2022 (2)( i ) 2,266,000 2,264,913
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 26.9% (continued)
0.13%, 6/16/2022 (2)( i ) $ 1,393,000 1,392,167
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $34,269,951) 34,268,333
TOTAL SHORT-TERM INVESTMENTS
(Cost $57,545,344) 57,553,984
TOTAL LONG POSITIONS
(Cost $150,151,777) 165,743,088
SHARES
SHORT POSITIONS - (13.1)%
COMMON STOCKS - (13.1)%
Australia - (0.4)%
Cochlear Ltd. (2) (208) (32,646)
Crown Resorts Ltd. (2)* (3,229) (28,108)
Domino's Pizza Enterprises Ltd. (2) (278) (23,861)
Evolution Mining Ltd. (2) (6,775) (20,100)
IDP Education Ltd. (2) (1,823) (45,926)
Magellan Financial Group Ltd. (2) (1,237) (19,115)
Northern Star Resources Ltd. (2) (20,655) (142,051)
OZ Minerals Ltd. (2) (4,860) (100,195)
Pilbara Minerals Ltd. (2)* (14,399) (33,588)
Qantas Airways Ltd. (2)* (3,113) (11,356)
Santos Ltd. (2) (5,470) (25,198)
Sydney Airport (2)* (9,761) (61,626)
(543,770)
—
Austria - (0.1)%
ams AG (2)* (3,649) (66,030)
Belgium - 0.0% (b)
Elia Group SA/NV (2) (131) (17,267)
Galapagos NV (2)* (591) (32,796)
(50,063)
—
Brazil - (0.1)%
Wheaton Precious Metals Corp. (2,425) (104,059)
Canada - (0.9)%
Air Canada * (10,674) (178,301)
Algonquin Power & Utilities Corp. (2,133) (30,807)
Ballard Power Systems, Inc. * (18,749) (235,520)
Brookfield Asset Management, Inc.,
Class A (2,761) (166,736)
Canopy Growth Corp. * (6,757) (58,973)
Franco-Nevada Corp. (744) (102,894)
Keyera Corp. (9,525) (214,829)
Lightspeed Commerce, Inc. * (837) (33,799)
Pan American Silver Corp. (2,713) (67,688)
Restaurant Brands International,
Inc. (2,701) (163,775)
(1,253,322)
—
China - (0.1)%
Prosus NV (2)* (1,401) (116,038)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
Denmark - (0.2)%
Ambu A/S, Class B (2) (3,500) (92,378)
ISS A/S (2)* (1,244) (23,587)
Vestas Wind Systems A/S (2) (4,469) (136,105)
(252,070)
—
Faroe Islands - (0.1)%
Bakkafrost P/F (2) (980) (64,773)
France - (0.4)%
Accor SA (2)* (345) (11,183)
Adevinta ASA (2)* (3,166) (42,057)
Aeroports de Paris (2)* (1,077) (138,937)
Alstom SA (2) (5,572) (197,864)
Remy Cointreau SA (2) (42) (10,209)
Safran SA (2) (456) (55,825)
(456,075)
—
Germany - (0.4)%
CTS Eventim AG & Co. KGaA (2)* (1,923) (140,557)
Evotec SE (2)* (2,485) (119,961)
Fraport AG Frankfurt Airport
Services Worldwide (2)* (657) (43,990)
HUGO BOSS AG (2) (1,167) (70,643)
MTU Aero Engines AG (2) (64) (12,995)
Rational AG (2) (53) (54,207)
thyssenkrupp AG (2)* (701) (7,680)
(450,033)
—
Italy - 0.0% (b)
Nexi SpA (2)*(c) (2,223) (35,227)
Japan - (0.7)%
ANA Holdings, Inc. (2)* (900) (18,814)
Benefit One, Inc. (2) (500) (21,482)
Central Japan Railway Co. (2) (600) (79,843)
East Japan Railway Co. (2) (900) (55,328)
Harmonic Drive Systems, Inc. (2) (600) (25,302)
Japan Airlines Co. Ltd. (2)* (4,500) (85,425)
Japan Airport Terminal Co. Ltd. (2)* (300) (12,512)
Keikyu Corp. (2) (800) (8,003)
Keio Corp. (2) (1,000) (44,122)
Lasertec Corp. (2) (100) (30,630)
Mercari , Inc. (2)* (1,800) (91,579)
Nexon Co. Ltd. (2) (1,400) (27,071)
Nippon Paint Holdings Co. Ltd. (2) (8,700) (95,011)
Odakyu Electric Railway Co. Ltd.
(2) (3,600) (66,929)
Park24 Co. Ltd. (2)* (1,100) (15,079)
Rakuten Group, Inc. (2) (8,400) (84,279)
Showa Denko KK (2) (1,200) (25,233)
Toho Gas Co. Ltd. (2) (1,200) (30,567)
West Japan Railway Co. (2) (900) (37,641)
(854,850)
—
Netherlands - (0.1)%
Argenx SE (2)* (441) (156,824)
OCI NV (2)* (622) (16,235)
(173,059)
—
Panama - 0.0% (b)
Copa Holdings SA, Class A * (717) (59,267)
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - (0.2)%
Delivery Hero SE (2)*(c) (1,938) (214,518)
Spain - (0.2)%
ACS Actividades de Construccion y
Servicios SA (2) (1,737) (46,310)
Amadeus IT Group SA (2)* (2,932) (198,392)
(244,702)
—
Sweden - (0.3)%
Beijer Ref AB (2) (803) (17,508)
Embracer Group AB (2)* (9,790) (103,862)
Epiroc AB, Class A (2) (492) (12,441)
EQT AB (2) (1,482) (80,339)
Sinch AB (2)*(c) (10,586) (133,578)
(347,728)
—
Switzerland - (0.3)%
Dufry AG (Registered) (2)* (5,644) (278,219)
Flughafen Zurich AG (Registered)
(2)* (268) (48,128)
Idorsia Ltd. (2)* (5,230) (106,581)
(432,928)
—
United Kingdom - (0.8)%
ASOS plc (2)* (418) (13,528)
boohoo Group plc (2)* (18,385) (30,828)
BT Group plc (2) (33,778) (77,706)
easyJet plc (2)* (5,902) (44,831)
Hiscox Ltd. (2) (5,699) (66,929)
Informa plc (2)* (5,413) (37,900)
Just Eat Takeaway.com NV (2)*(c) (420) (22,819)
Ocado Group plc (2)* (11,278) (256,591)
Prudential plc (2) (5,802) (100,333)
Rolls-Royce Holdings plc (2)* (144,509) (241,205)
St James's Place plc (2) (2,357) (53,863)
WH Smith plc (2)* (2,299) (46,209)
(992,742)
—
United States - (7.8)%
10X Genomics, Inc., Class A * (1,191) (177,411)
ADT, Inc. (6,313) (53,092)
Alnylam Pharmaceuticals, Inc. * (320) (54,266)
American Airlines Group, Inc. * (9,136) (164,083)
Aon plc, Class A (19) (5,711)
Arrowhead Pharmaceuticals, Inc. * (293) (19,426)
Aspen Technology, Inc. * (246) (37,441)
Avalara, Inc. * (195) (25,176)
Avis Budget Group, Inc. * (171) (35,460)
Azenta , Inc. (334) (34,439)
Baker Hughes Co. (3,236) (77,858)
Beyond Meat, Inc. * (877) (57,145)
Bill.com Holdings, Inc. * (867) (216,013)
BioMarin Pharmaceutical, Inc. * (139) (12,281)
Block, Inc. * (279) (45,061)
Boeing Co. (The) * (79) (15,904)
BorgWarner, Inc. (1,308) (58,952)
Boston Beer Co., Inc. (The), Class
A * (40) (20,204)
Bright Horizons Family Solutions,
Inc. * (893) (112,411)
Brookfield Renewable Corp. (392) (14,426)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - (7.8)% (continued)
Cable One, Inc. (31) (54,667)
Caesars Entertainment, Inc. * (768) (71,831)
CarMax, Inc. * (105) (13,674)
Carnival Corp. * (8,512) (171,261)
Carvana Co. * (578) (133,975)
CenterPoint Energy, Inc. (6,129) (171,060)
Ceridian HCM Holding, Inc. * (802) (83,777)
ChargePoint Holdings, Inc. * (1,763) (33,585)
Charles Schwab Corp. (The) (131) (11,017)
Chegg , Inc. * (2,396) (73,557)
Chemours Co. (The) (2,367) (79,437)
Chewy, Inc., Class A * (572) (33,731)
Choice Hotels International, Inc. (212) (33,070)
Cinemark Holdings, Inc. * (5,313) (85,646)
Clarivate plc * (7,018) (165,063)
Cloudflare , Inc., Class A * (180) (23,670)
CNX Resources Corp. * (7,748) (106,535)
Compass Minerals International,
Inc. (396) (20,228)
Coupa Software, Inc. * (479) (75,706)
Crowdstrike Holdings, Inc., Class
A * (52) (10,647)
Dexcom , Inc. * (79) (42,419)
DISH Network Corp., Class A * (962) (31,207)
DraftKings , Inc., Class A * (5,177) (142,212)
Dun & Bradstreet Holdings, Inc. * (1,168) (23,932)
DXC Technology Co. * (537) (17,286)
Elanco Animal Health, Inc. * (1,857) (52,702)
Energizer Holdings, Inc. (291) (11,669)
Enphase Energy, Inc. * (75) (13,721)
Envestnet , Inc. * (740) (58,712)
Erie Indemnity Co., Class A (50) (9,633)
Everbridge , Inc. * (805) (54,201)
Exact Sciences Corp. * (2,190) (170,448)
Fastly , Inc., Class A * (2,645) (93,765)
Five9, Inc. * (248) (34,055)
Fluor Corp. * (5,822) (144,211)
Fox Factory Holding Corp. * (174) (29,597)
Freshpet , Inc. * (823) (78,407)
GameStop Corp., Class A * (733) (108,770)
Gap, Inc. (The) (438) (7,731)
Grocery Outlet Holding Corp. * (5,258) (148,696)
Guardant Health, Inc. * (1,258) (125,825)
Guidewire Software, Inc. * (299) (33,945)
Haemonetics Corp. * (898) (47,630)
HealthEquity , Inc. * (1,643) (72,686)
HEICO Corp. (84) (12,114)
Hexcel Corp. * (273) (14,141)
Hyatt Hotels Corp., Class A * (111) (10,645)
IAC/InterActiveCorp * (425) (55,552)
II-VI, Inc. * (2,239) (152,991)
Insulet Corp. * (446) (118,667)
Ionis Pharmaceuticals, Inc. * (1,923) (58,517)
Iovance Biotherapeutics , Inc. * (6,580) (125,612)
Iridium Communications, Inc. * (691) (28,531)
Jackson Financial, Inc., Class A (160) (6,693)
Jazz Pharmaceuticals plc * (898) (114,405)
KAR Auction Services, Inc. * (2,426) (37,894)
Kirby Corp. * (273) (16,222)
Leggett & Platt, Inc. (855) (35,192)
INVESTMENTS SHARES VALUE ($)
United States - (7.8)% (continued)
LendingTree , Inc. * (158) (19,371)
Ligand Pharmaceuticals, Inc. * (1,064) (164,345)
LivaNova plc * (234) (20,459)
Live Nation Entertainment, Inc. * (546) (65,351)
Lyft, Inc., Class A * (2,608) (111,440)
Marvell Technology, Inc. (270) (23,622)
Match Group, Inc. * (668) (88,343)
MillerKnoll , Inc. (2,459) (96,368)
Mirati Therapeutics, Inc. * (1,141) (167,373)
Murphy Oil Corp. (1,547) (40,392)
Natera , Inc. * (1,291) (120,566)
NCR Corp. * (630) (25,326)
Nektar Therapeutics * (6,264) (84,627)
New Fortress Energy, Inc. (2,618) (63,199)
New Relic, Inc. * (773) (84,999)
Nordstrom, Inc. * (390) (8,822)
Norwegian Cruise Line Holdings
Ltd. * (9,090) (188,527)
Novocure Ltd. * (1,161) (87,168)
Nuance Communications, Inc. * (436) (24,120)
Ollie's Bargain Outlet Holdings,
Inc. * (197) (10,084)
Palo Alto Networks, Inc. * (66) (36,746)
Peloton Interactive, Inc., Class A * (1,635) (58,468)
Phillips 66 (489) (35,433)
Plug Power, Inc. * (3,273) (92,397)
Progyny , Inc. * (2,769) (139,419)
Quanta Services, Inc. (366) (41,966)
QuantumScape Corp. * (2,857) (63,397)
R1 RCM, Inc. * (476) (12,133)
RH * (62) (33,228)
RingCentral, Inc., Class A * (306) (57,329)
Royal Caribbean Cruises Ltd. * (3,176) (244,233)
Sabre Corp. * (26,423) (226,973)
Sailpoint Technologies Holdings,
Inc. * (3,606) (174,314)
Scientific Games Corp. * (584) (39,029)
Scotts Miracle- Gro Co. (The) (82) (13,202)
Shift4 Payments, Inc., Class A * (2,507) (145,231)
Signature Bank (314) (101,570)
Silicon Laboratories, Inc. * (373) (76,995)
SolarEdge Technologies, Inc. * (149) (41,805)
Spirit AeroSystems Holdings, Inc.,
Class A (1,653) (71,228)
Splunk , Inc. * (313) (36,220)
STERIS plc (141) (34,321)
Strategic Education, Inc. (314) (18,162)
Sunrun , Inc. * (398) (13,651)
Switch, Inc., Class A (2,185) (62,578)
Tandem Diabetes Care, Inc. * (130) (19,568)
Teladoc Health, Inc. * (483) (44,349)
Tenaris SA (2) (1,378) (14,382)
Thor Industries, Inc. (610) (63,300)
TransDigm Group, Inc. * (19) (12,089)
Trex Co., Inc. * (1,162) (156,905)
Trinity Industries, Inc. (5,212) (157,402)
TripAdvisor, Inc. * (4,859) (132,456)
Twilio , Inc., Class A * (43) (11,324)
Uber Technologies, Inc. * (680) (28,512)
Ultragenyx Pharmaceutical, Inc. * (1,575) (132,442)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
United States - (7.8)% (continued)
United Airlines Holdings, Inc. * (2,538) (111,114)
US Foods Holding Corp. * (745) (25,948)
Valero Energy Corp. (166) (12,468)
VF Corp. (425) (31,119)
Viasat , Inc. * (598) (26,635)
Vimeo, Inc. * (1,123) (20,169)
Visteon Corp. * (296) (32,897)
Vroom, Inc. * (15,290) (164,979)
Wayfair, Inc., Class A * (575) (109,233)
WEX, Inc. * (49) (6,879)
Wingstop , Inc. (175) (30,240)
Wolfspeed , Inc. * (1,332) (148,878)
World Wrestling Entertainment,
Inc., Class A (285) (14,062)
Wynn Resorts Ltd. * (1,310) (111,402)
Zillow Group, Inc., Class C * (110) (7,024)
(10,019,839)
—
TOTAL COMMON STOCKS
(Proceeds $(19,066,045)) (16,731,093)
TOTAL SHORT POSITIONS
(Proceeds $(19,066,045)) (16,731,093)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 116.9%
(Cost $131,085,732) 149,011,995
LIABILITIES IN EXCESS OF OTHER
ASSETS - (16.9)% (j) (21,565,285)
NET ASSETS - 100.0% 127,446,710
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,747,069 2.9%
Consumer Discretionary 7,830,507 6.1
Consumer Staples 2,316,309 1.8
Energy 2,686,827 2.1
Financials 9,456,576 7.4
Foreign Government Securities 16,647,765 13.1
Health Care 4,663,359 3.7
Industrials 6,309,523 5.0
Information Technology 14,427,881 11.3
Materials 3,610,064 2.8
Real Estate 498,033 0.4
U.S. Treasury Obligations 18,503,813 14.5
Utilities 760,285 0.6
Short-Term Investments 57,553,984 45.2
Total Investments In Securities
At Value 149,011,995 116.9
Liabilities in Excess of Other
Assets (j) (21,565,285) (16.9)
Net Assets
$ 127,446,710 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $18,448,891.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $4,387, which represents approximately 0.0% of net assets of the fund.
(d) On December 31, 2021, securities valued at $26,506,561 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2021, the value of these securities amounted to $16,647,765 or 13.06% of net assets.
(f) Inflation protected security.
(g) Represents 7-day effective yield as of December 31, 2021.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) The rate shown was the effective yield at the date of purchase.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
Reverse repurchase agreements at December 31, 2021:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BNPP 11/12/2021 (0.67)% 1/19/2022 EUR $ 2,146,633
BNPP 11/12/2021 (0.67)% 1/19/2022 EUR 256,934
BNPP 11/12/2021 (0.67)% 1/19/2022 EUR 957,288
BNPP 11/12/2021 (0.67)% 1/19/2022 EUR 129,461
BNPP 11/12/2021 (0.67)% 1/19/2022 EUR 1,080,090
BNPP 11/12/2021 (0.67)% 1/19/2022 EUR 699,671
BNPP 11/12/2021 (0.67)% 1/19/2022 EUR 1,965,183
BNPP 11/17/2021 (0.62)% 1/19/2022 EUR 133,999
BNPP 11/15/2021 (0.62)% 1/19/2022 EUR 259,070
BNPP 11/19/2021 (0.52)% 1/19/2022 EUR 152,244
BNPP 12/10/2021 0.17% 1/13/2022 USD 113,125
BNPP 12/9/2021 0.17% 1/13/2022 USD 113,875
BNPP 12/8/2021 0.17% 1/13/2022 USD 113,625
BNPP 12/6/2021 0.17% 1/13/2022 USD 2,736,000
BNPP 12/16/2021 0.18% 1/13/2022 USD 455,000
BNPP 12/15/2021 0.18% 1/13/2022 USD 565,000
BN PP 12/14/2021 0.18% 1/13/2022 USD 678,000
BNPP 12/13/2021 0.18% 1/13/2022 USD 113,500
BNPP 12/20/2021 0.18% 1/13/2022 USD 227,000
CITI 12/6/2021 0.16% 1/13/2022 USD 4,278,125
CITI 12/17/2021 0.16% 1/13/2022 USD 231,000
JPMS 11/12/2021 (0.84)% 1/19/2022 EUR 3,839,250
MPFS 11/12/2021 0.22% 1/19/2022 GBP 2,096,339
MPFS 11/12/2021 0.22% 1/19/2022 GBP 1,130,972
MPFS 11/12/2021 0.22% 1/19/2022 GBP 386,300
MPFS 11/12/2021 0.22% 1/19/2022 GBP 1,347,299
MPFS 11/15/2021 0.22% 1/19/2022 GBP 302,079
MPFS 11/19/2021 0.22% 1/19/2022 GBP 195,244
MPFS 12/16/2021 0.22% 1/19/2022 GBP 303,745
MPFS 12/20/2021 0.35% 1/19/2022 GBP 190,446
MPFS 12/20/2021 0.35% 1/19/2022 GBP 226,961
$ 27,423,458
The weighted average daily balance of the reverse repurchase agreements during the period ended December 31, 2021 was $17,630,509 at a net weighted average interest rate of (0.310)%.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/18/2022 USD 949,200 $ 20,690
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/11/2022 USD 56,300 5,460
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/04/2022 USD 55,880 1,381
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/04/2022 USD 447,040 12,728
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/18/2022 USD 79,820 12,707
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/18/2022 USD 119,730 18,480
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/18/2022 USD 780,114 33,795
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/18/2022 CHF 1,407,780 48,954
154,195
Live Cattle
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/04/2022 USD (55,880) (4)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/01/2022 USD 57,930 (5)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/18/2022 USD (203,508) (2,816)
(2,825)
$ 151,370
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 12 1/2022 EUR $ 975,877 $ 8,650
LME Aluminum Base Metal 1 1/2022 USD 70,706 (1,951)
LME Aluminum Base Metal 1 1/2022 USD 70,150 (5,653)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 1/2022 USD $ 70,150 $ (2,263)
LME Aluminum Base Metal 1 1/2022 USD 70,150 (2,599)
LME Aluminum Base Metal 1 1/2022 USD 70,068 940
LME Aluminum Base Metal 1 1/2022 USD 70,071 2,143
LME Aluminum Base Metal 2 1/2022 USD 140,180 (19,476)
LME Aluminum Base Metal 2 1/2022 USD 140,300 (5,830)
LME Aluminum Base Metal 2 1/2022 USD 140,240 (13,691)
LME Aluminum Base Metal 3 1/2022 USD 210,315 (25,819)
LME Aluminum Base Metal 4 1/2022 USD 280,540 (24,172)
LME Copper Base Metal 1 1/2022 USD 243,529 (3,877)
LME Copper Base Metal 1 1/2022 USD 243,681 (3,595)
LME Copper Base Metal 1 1/2022 USD 243,673 6,347
LME Nickel Base Metal 1 1/2022 USD 125,283 16,560
LME Nickel Base Metal 1 1/2022 USD 124,188 15,586
LME Nickel Base Metal 1 1/2022 USD 125,085 6,942
LME Nickel Base Metal 1 1/2022 USD 125,253 9,210
LME Nickel Base Metal 1 1/2022 USD 125,271 9,108
LME Zinc Base Metal 1 1/2022 USD 89,738 14,360
LME Zinc Base Metal 1 1/2022 USD 89,744 13,528
LME Zinc Base Metal 1 1/2022 USD 89,600 1,631
Natural Gas 1 1/2022 USD 37,300 (12,507)
NY Harbor ULSD 3 1/2022 USD 292,988 10,310
100 oz Gold 7 2/2022 USD 1,280,020 (6,348)
Brent Crude Oil 50 2/2022 USD 3,867,500 236,891
Lean Hogs 12 2/2022 USD 391,080 7,694
Live Cattle 1 2/2022 USD 55,880 1,334
LME Aluminum Base Metal 1 2/2022 USD 70,082 2,054
LME Aluminum Base Metal 1 2/2022 USD 70,103 6,475
LME Aluminum Base Metal 1 2/2022 USD 70,122 3,443
LME Aluminum Base Metal 1 2/2022 USD 70,138 4,332
LME Aluminum Base Metal 1 2/2022 USD 70,088 1,735
LME Aluminum Base Metal 4 2/2022 USD 280,450 15,891
LME Copper Base Metal 1 2/2022 USD 243,488 2,160
LME Copper Base Metal 1 2/2022 USD 243,495 6,373
LME Copper Base Metal 1 2/2022 USD 243,500 5,672
LME Copper Base Metal 4 2/2022 USD 973,150 15,964
LME Nickel Base Metal 1 2/2022 USD 124,753 3,954
LME Nickel Base Metal 1 2/2022 USD 125,013 6,426
LME Nickel Base Metal 1 2/2022 USD 125,001 7,393
Low Sulphur Gasoil 5 2/2022 USD 333,125 11,147
Natural Gas 4 2/2022 USD 142,280 (5,980)
NY Harbor ULSD 8 2/2022 USD 775,622 6,848
RBOB Gasoline 8 2/2022 USD 748,810 (11,560)
Sugar No. 11 55 2/2022 USD 1,163,008 (62,101)
WTI Crude Oil 11 2/2022 USD 823,680 13,954
Australia 10 Year Bond 98 3/2022 AUD 9,922,617 (11,988)
Australia 3 Year Bond 31 3/2022 AUD 2,574,547 557
Canada 10 Year Bond 55 3/2022 CAD 6,197,201 137,635
Cocoa 3 3/2022 USD 75,600 1,206
Coffee 'C' 7 3/2022 USD 593,513 42,925
Corn 101 3/2022 USD 2,995,913 85,571
Cotton No. 2 9 3/2022 USD 506,700 30,359
EURO STOXX 50 Index 99 3/2022 EUR 4,832,506 120,115
Euro-BTP 19 3/2022 EUR 3,178,965 (32,783)
Euro-Bund 50 3/2022 EUR 9,760,361 (135,345)
Euro- Buxl 5 3/2022 EUR 1,177,323 (51,720)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro-OAT 23 3/2022 EUR $ 4,273,735 $ (58,662)
Euro-Schatz 8 3/2022 EUR 1,020,369 (1,484)
Feeder Cattle 1 3/2022 USD 84,975 4,724
FTSE/MIB Index 13 3/2022 EUR 2,016,420 46,731
Japan 10 Year Bond 25 3/2022 JPY 32,954,447 (76,193)
KC HRW Wheat 4 3/2022 USD 160,300 10,999
LME Aluminum Base Metal 1 3/2022 USD 70,194 4,816
LME Aluminum Base Metal 1 3/2022 USD 70,225 3,972
LME Aluminum Base Metal 1 3/2022 USD 70,200 4,410
LME Aluminum Base Metal 1 3/2022 USD 70,188 (163)
LME Aluminum Base Metal 1 3/2022 USD 70,188 4,585
LME Aluminum Base Metal 2 3/2022 USD 140,425 11,069
LME Aluminum Base Metal 2 3/2022 USD 140,332 (1,737)
LME Aluminum Base Metal 2 3/2022 USD 140,300 8,670
LME Aluminum Base Metal 4 3/2022 USD 280,575 16,046
LME Aluminum Base Metal 4 3/2022 USD 280,725 20,201
LME Aluminum Base Metal 4 3/2022 USD 280,850 (882)
LME Aluminum Base Metal 26 3/2022 USD 1,825,200 16,564
LME Copper Base Metal 1 3/2022 USD 243,288 12,184
LME Copper Base Metal 1 3/2022 USD 243,288 3,760
LME Copper Base Metal 1 3/2022 USD 243,288 3,891
LME Copper Base Metal 1 3/2022 USD 243,025 1,450
LME Copper Base Metal 1 3/2022 USD 243,288 6,957
LME Copper Base Metal 1 3/2022 USD 243,075 2,172
LME Copper Base Metal 1 3/2022 USD 243,288 7,785
LME Copper Base Metal 18 3/2022 USD 4,379,175 118,746
LME Lead Base Metal 1 3/2022 USD 57,879 274
LME Lead Base Metal 4 3/2022 USD 231,400 7,283
LME Nickel Base Metal 1 3/2022 USD 124,542 3,219
LME Nickel Base Metal 11 3/2022 USD 1,372,371 99,455
LME Zinc Base Metal 3 3/2022 USD 265,200 2,645
LME Zinc Base Metal 16 3/2022 USD 1,419,200 105,028
Low Sulphur Gasoil 9 3/2022 USD 596,700 (302)
Soybean 2 3/2022 USD 133,925 8,020
Soybean Meal 21 3/2022 USD 838,110 113,878
TOPIX Index 13 3/2022 JPY 2,251,239 3,309
U.S. Treasury 10 Year Note 354 3/2022 USD 46,136,156 451,705
U.S. Treasury 2 Year Note 137 3/2022 USD 29,884,195 (87,807)
U.S. Treasury 5 Year Note 287 3/2022 USD 34,695,609 133,571
U.S. Treasury Long Bond 42 3/2022 USD 6,717,375 97,246
U.S. Treasury Ultra Bond 13 3/2022 USD 2,549,625 56,216
100 oz Gold 1 4/2022 USD 183,100 375
Lean Hogs 2 4/2022 USD 69,380 (499)
1,618,392
Short Contracts
Amsterdam Exchange Index (6) 1/2022 EUR (1,089,804) (23,570)
Hang Seng Index (9) 1/2022 HKD (1,353,367) (16,576)
IBEX 35 Index (23) 1/2022 EUR (2,274,054) (95,120)
LME Aluminum Base Metal (1) 1/2022 USD (70,150) 2,772
LME Aluminum Base Metal (1) 1/2022 USD (70,706) 1,185
LME Aluminum Base Metal (1) 1/2022 USD (70,068) (1,183)
LME Aluminum Base Metal (1) 1/2022 USD (70,071) (2,389)
LME Aluminum Base Metal (1) 1/2022 USD (70,150) 2,598
LME Aluminum Base Metal (1) 1/2022 USD (70,150) 5,645
LME Aluminum Base Metal (2) 1/2022 USD (140,300) 4,944
LME Aluminum Base Metal (2) 1/2022 USD (140,180) 19,569

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 1/2022 USD $ (140,240) $ 14,439
LME Aluminum Base Metal (3) 1/2022 USD (210,315) 25,919
LME Aluminum Base Metal (4) 1/2022 USD (280,540) 27,182
LME Copper Base Metal (1) 1/2022 USD (243,529) 3,718
LME Copper Base Metal (1) 1/2022 USD (243,673) (7,426)
LME Copper Base Metal (1) 1/2022 USD (243,681) 3,491
LME Nickel Base Metal (1) 1/2022 USD (125,283) (16,055)
LME Nickel Base Metal (1) 1/2022 USD (125,253) (9,675)
LME Nickel Base Metal (1) 1/2022 USD (125,271) (8,886)
LME Nickel Base Metal (1) 1/2022 USD (124,188) (16,028)
LME Nickel Base Metal (1) 1/2022 USD (125,085) (6,564)
LME Zinc Base Metal (1) 1/2022 USD (89,738) (14,089)
LME Zinc Base Metal (1) 1/2022 USD (89,600) (953)
LME Zinc Base Metal (1) 1/2022 USD (89,744) (13,743)
OMXS30 Index (2) 1/2022 SEK (53,546) (1,222)
WTI Crude Oil (8) 1/2022 USD (601,680) (56,851)
LME Aluminum Base Metal (1) 2/2022 USD (70,103) (6,024)
LME Aluminum Base Metal (1) 2/2022 USD (70,082) (1,925)
LME Aluminum Base Metal (1) 2/2022 USD (70,122) (3,250)
LME Aluminum Base Metal (1) 2/2022 USD (70,088) (1,894)
LME Aluminum Base Metal (1) 2/2022 USD (70,138) (4,440)
LME Aluminum Base Metal (4) 2/2022 USD (280,450) (14,849)
LME Copper Base Metal (1) 2/2022 USD (243,500) (7,003)
LME Copper Base Metal (1) 2/2022 USD (243,488) (2,328)
LME Copper Base Metal (1) 2/2022 USD (243,495) (5,698)
LME Copper Base Metal (4) 2/2022 USD (973,150) (17,032)
LME Nickel Base Metal (1) 2/2022 USD (124,753) (4,756)
LME Nickel Base Metal (1) 2/2022 USD (125,001) (7,344)
LME Nickel Base Metal (1) 2/2022 USD (125,013) (6,816)
DAX Index (1) 3/2022 EUR (451,301) (10,542)
Euro- Bobl (14) 3/2022 EUR (2,124,191) 11,095
FTSE 100 Index (29) 3/2022 GBP (2,874,886) (39,795)
LME Aluminum Base Metal (1) 3/2022 USD (70,188) (4,518)
LME Aluminum Base Metal (1) 3/2022 USD (70,200) (4,380)
LME Aluminum Base Metal (1) 3/2022 USD (70,225) (4,410)
LME Aluminum Base Metal (1) 3/2022 USD (70,194) (4,656)
LME Aluminum Base Metal (1) 3/2022 USD (70,188) 185
LME Aluminum Base Metal (2) 3/2022 USD (140,332) 1,463
LME Aluminum Base Metal (2) 3/2022 USD (140,300) (8,006)
LME Aluminum Base Metal (2) 3/2022 USD (140,425) (10,772)
LME Aluminum Base Metal (4) 3/2022 USD (280,575) (15,886)
LME Aluminum Base Metal (4) 3/2022 USD (280,850) 339
LME Aluminum Base Metal (4) 3/2022 USD (280,725) (19,623)
LME Aluminum Base Metal (27) 3/2022 USD (1,895,400) 19,375
LME Copper Base Metal (1) 3/2022 USD (243,288) (7,661)
LME Copper Base Metal (1) 3/2022 USD (243,075) (2,009)
LME Copper Base Metal (1) 3/2022 USD (243,025) (1,889)
LME Copper Base Metal (1) 3/2022 USD (243,288) (7,915)
LME Copper Base Metal (1) 3/2022 USD (243,288) (5,432)
LME Copper Base Metal (1) 3/2022 USD (243,288) (11,953)
LME Copper Base Metal (1) 3/2022 USD (243,288) (6,915)
LME Copper Base Metal (9) 3/2022 USD (2,189,588) (34,018)
LME Lead Base Metal (1) 3/2022 USD (57,879) (432)
LME Nickel Base Metal (1) 3/2022 USD (124,542) (3,309)
LME Nickel Base Metal (4) 3/2022 USD (499,044) (37,115)
LME Zinc Base Metal (1) 3/2022 USD (88,700) (13,378)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (3) 3/2022 USD $ (265,200) $ (2,283)
Long Gilt (77) 3/2022 GBP (13,020,623) 55,962
S&P 500 E-Mini Index (26) 3/2022 USD (6,186,050) (81,392)
S&P/TSX 60 Index (4) 3/2022 CAD (810,087) (3,556)
SPI 200 Index (1) 3/2022 AUD (133,633) (2,358)
Wheat (21) 3/2022 USD (809,288) (11,724)
(529,735)
$ 1,088,657
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,414,502 USD 3,161,535 CITI 3/16/2022 $ 50,814
AUD 4,414,499 USD 3,161,537 JPMC 3/16/2022 50,809
BRL 9,157,000 USD 1,596,728 CITI
**
3/16/2022 18,944
BRL 9,157,000 USD 1,596,730 JPMC
**
3/16/2022 18,942
CAD 5,450,000 USD 4,271,405 CITI 3/16/2022 36,445
CAD 5,450,000 USD 4,272,207 JPMC 3/16/2022 35,643
CHF 2,931,000 USD 3,186,412 CITI 3/16/2022 36,156
CHF 2,931,000 USD 3,186,416 JPMC 3/16/2022 36,152
CNY 12,613,503 USD 1,960,408 CITI
**
3/16/2022 14,551
CNY 12,613,497 USD 1,960,410 JPMC
**
3/16/2022 14,549
CZK 7,165,502 USD 319,575 CITI 3/16/2022 6,156
CZK 7,165,498 USD 319,576 JPMC 3/16/2022 6,155
DKK 686,500 USD 104,390 CITI 3/16/2022 863
DKK 686,500 USD 104,390 JPMC 3/16/2022 863
EUR 2,198,500 USD 2,486,254 CITI 3/16/2022 20,377
EUR 2,198,500 USD 2,486,257 JPMC 3/16/2022 20,374
GBP 2,006,000 USD 2,672,036 CITI 3/16/2022 42,337
GBP 2,006,000 USD 2,672,039 JPMC 3/16/2022 42,334
HKD 359,500 USD 46,100 CITI 3/16/2022 10
HKD 359,500 USD 46,100 JPMC 3/16/2022 10
HUF 217,813,001 USD 656,174 CITI 3/16/2022 10,345
HUF 217,812,999 USD 656,175 JPMC 3/16/2022 10,344
INR 234,046,505 USD 3,096,052 CITI
**
3/16/2022 19,087
INR 234,046,495 USD 3,096,056 JPMC
**
3/16/2022 19,083
JPY 128,075,000 USD 1,113,825 CITI 3/16/2022 239
JPY 128,075,000 USD 1,113,827 JPMC 3/16/2022 238
KRW 461,454,999 USD 387,286 CITI
**
3/16/2022 111
KRW 461,454,999 USD 387,286 JPMC
**
3/16/2022 111
MXN 82,319,501 USD 3,824,136 CITI 3/16/2022 146,373
MXN 82,319,499 USD 3,824,141 JPMC 3/16/2022 146,368
NOK 14,709,500 USD 1,653,573 CITI 3/16/2022 14,523
NOK 14,709,500 USD 1,653,575 JPMC 3/16/2022 14,521
NZD 650,000 USD 443,813 CITI 3/16/2022 869
NZD 650,000 USD 443,813 JPMC 3/16/2022 868
PLN 4,511,500 USD 1,098,844 CITI 3/16/2022 14,947
PLN 4,511,500 USD 1,098,845 JPMC 3/16/2022 14,946
RUB 53,135,626 USD 694,484 CITI
**
3/16/2022 4,983
RUB 53,135,623 USD 694,485 JPMC
**
3/16/2022 4,983
SEK 10,758,976 USD 1,183,906 CITI 3/16/2022 7,441

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 10,758,976 USD 1,183,908 JPMC 3/16/2022 $ 7,438
SGD 5,500 USD 4,023 CITI 3/16/2022 57
SGD 5,500 USD 4,023 JPMC 3/16/2022 57
USD 141,105 AUD 193,750 CITI 3/16/2022 117
USD 141,104 AUD 193,749 JPMC 3/16/2022 117
USD 291,158 HKD 2,267,750 CITI 3/16/2022 293
USD 291,158 HKD 2,267,750 JPMC 3/16/2022 292
USD 21,261 HUF 6,856,500 CITI 3/16/2022 279
USD 21,261 HUF 6,856,500 JPMC 3/16/2022 279
USD 2,907,478 JPY 331,124,750 CITI 3/16/2022 27,179
USD 2,907,474 JPY 331,124,750 JPMC 3/16/2022 27,175
USD 297,195 KRW 353,409,000 CITI
**
3/16/2022 504
USD 297,194 KRW 353,409,000 JPMC
**
3/16/2022 503
USD 42,690 RUB 3,205,500 CITI
**
3/16/2022 494
USD 42,690 RUB 3,205,500 JPMC
**
3/16/2022 493
USD 909,529 SEK 8,191,751 CITI 3/16/2022 2,453
USD 909,527 SEK 8,191,747 JPMC 3/16/2022 2,451
USD 262,743 ZAR 4,216,500 CITI 3/16/2022 774
USD 262,743 ZAR 4,216,500 JPMC 3/16/2022 774
ZAR 21,109,620 USD 1,300,201 CITI 3/16/2022 11,327
ZAR 21,109,614 USD 1,300,202 JPMC 3/16/2022 11,327
Total unrealized appreciation 977,247
AUD 1,300,000 USD 946,126 CITI 3/16/2022 (141)
AUD 1,299,999 USD 946,126 JPMC 3/16/2022 (142)
CAD 170,500 USD 134,868 CITI 3/16/2022 (100)
CAD 170,500 USD 134,868 JPMC 3/16/2022 (100)
CLP 409,458,503 USD 491,559 CITI
**
3/16/2022 (16,167)
CLP 409,458,497 USD 491,560 JPMC
**
3/16/2022 (16,168)
HKD 231,000 USD 29,631 CITI 3/16/2022 (3)
HKD 231,000 USD 29,631 JPMC 3/16/2022 (3)
INR 7,694,500 USD 102,781 CITI
**
3/16/2022 (368)
INR 7,694,500 USD 102,781 JPMC
**
3/16/2022 (368)
JPY 256,230,500 USD 2,258,038 CITI 3/16/2022 (29,209)
JPY 256,230,500 USD 2,258,041 JPMC 3/16/2022 (29,212)
KRW 2,434,844,501 USD 2,056,665 CITI
**
3/16/2022 (12,586)
KRW 2,434,844,500 USD 2,056,667 JPMC
**
3/16/2022 (12,589)
MXN 1,753,500 USD 85,012 CITI 3/16/2022 (436)
MXN 1,753,500 USD 85,012 JPMC 3/16/2022 (436)
NZD 850,000 USD 592,983 CITI 3/16/2022 (11,476)
NZD 850,000 USD 592,983 JPMC 3/16/2022 (11,477)
RUB 31,881,377 USD 423,930 CITI
**
3/16/2022 (4,249)
RUB 31,881,374 USD 423,930 JPMC
**
3/16/2022 (4,250)
SEK 26,371,024 USD 2,937,627 CITI 3/16/2022 (17,552)
SEK 26,371,024 USD 2,937,631 JPMC 3/16/2022 (17,555)
USD 3,805,784 AUD 5,331,251 CITI 3/16/2022 (73,665)
USD 3,805,778 AUD 5,331,250 JPMC 3/16/2022 (73,670)
USD 517,897 BRL 3,001,503 CITI
**
3/16/2022 (11,691)
USD 517,896 BRL 3,001,497 JPMC
**
3/16/2022 (11,692)
USD 1,018,504 CAD 1,299,001 CITI 3/16/2022 (8,266)
USD 1,018,501 CAD 1,298,999 JPMC 3/16/2022 (8,268)
USD 6,294,820 CHF 5,801,504 CITI 3/16/2022 (83,801)
USD 6,294,804 CHF 5,801,496 JPMC 3/16/2022 (83,808)
USD 232,290 CNY 1,494,000 CITI
**
3/16/2022 (1,633)
USD 232,290 CNY 1,494,000 JPMC
**
3/16/2022 (1,633)
USD 70,422 DKK 464,000 CITI 3/16/2022 (718)
USD 70,422 DKK 464,000 JPMC 3/16/2022 (718)
USD 16,091,695 EUR 14,220,744 CITI 3/16/2022 (122,163)
USD 16,083,726 EUR 14,213,730 JPMC 3/16/2022 (122,134)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,950,142 GBP 5,951,809 CITI 3/16/2022 $ (103,412)
USD 7,941,115 GBP 5,944,800 JPMC 3/16/2022 (102,955)
USD 290,808 HKD 2,267,750 CITI 3/16/2022 (58)
USD 290,807 HKD 2,267,750 JPMC 3/16/2022 (58)
USD 69,299 HUF 22,838,000 CITI 3/16/2022 (586)
USD 69,299 HUF 22,838,000 JPMC 3/16/2022 (586)
USD 794,340 INR 60,508,500 CITI
**
3/16/2022 (11,023)
USD 794,339 INR 60,508,500 JPMC
**
3/16/2022 (11,024)
USD 1,021,999 JPY 117,513,251 CITI 3/16/2022 (194)
USD 1,021,998 JPY 117,513,249 JPMC 3/16/2022 (195)
USD 557,490 KRW 665,725,000 CITI
**
3/16/2022 (1,393)
USD 557,490 KRW 665,725,000 JPMC
**
3/16/2022 (1,393)
USD 977,000 MXN 21,239,500 CITI 3/16/2022 (47,443)
USD 976,999 MXN 21,239,500 JPMC 3/16/2022 (47,444)
USD 1,686,121 NOK 15,197,001 CITI 3/16/2022 (37,259)
USD 1,686,118 NOK 15,196,999 JPMC 3/16/2022 (37,261)
USD 397,866 PLN 1,664,000 CITI 3/16/2022 (12,940)
USD 397,865 PLN 1,664,000 JPMC 3/16/2022 (12,940)
USD 159,474 RUB 12,189,500 CITI
**
3/16/2022 (986)
USD 159,474 RUB 12,189,500 JPMC
**
3/16/2022 (986)
USD 3,609,323 SEK 32,859,751 CITI 3/16/2022 (29,253)
USD 3,609,319 SEK 32,859,751 JPMC 3/16/2022 (29,256)
USD 165,034 SGD 225,001 CITI 3/16/2022 (1,868)
USD 165,033 SGD 224,999 JPMC 3/16/2022 (1,868)
USD 174,531 ZAR 2,853,000 CITI 3/16/2022 (2,724)
USD 174,531 ZAR 2,853,000 JPMC 3/16/2022 (2,724)
ZAR 22,804,385 USD 1,427,260 CITI 3/16/2022 (10,436)
ZAR 22,804,383 USD 1,427,262 JPMC 3/16/2022 (10,439)
Total unrealized depreciation (1,307,151)
Net unrealized depreciation $ (329,904)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,874,968 $ 1,874,968
BNPP
Cash (49,001) – (49,001)
Foreign Government Securities 6,780,393 – 6,780,393
U.S. Treasury Inflation Linked Notes 5,219,569 – 5,219,569
CITI
Cash (32,885) – (32,885)
Investment Companies 686,803 – 686,803
U.S. Treasury Inflation Linked Notes 4,639,227 – 4,639,227
GSCO
Cash – 678,606 678,606
JPMC
Investment Companies 1,168,498 – 1,168,498
JPMS
Cash – 861,424 861,424
Foreign Government Securities 3,712,781 – 3,712,781
MLIN
Cash 60,000 – 60,000
MPFS
Foreign Government Securities 6,154,591 – 6,154,591
MSCL
Cash – 90,161 90,161
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 86,194 $ 86,194
GSIN
Cash 117,184 – 117,184
MLIN
Cash 110,060 – 110,060
MSCL
Cash – 482,729 482,729
SOCG
Cash 120,016 – 120,016

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.3%
INVESTMENT COMPANIES - 46.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 84,677 84,677
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 116,405,964 116,359,401
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 964 964
TOTAL INVESTMENT COMPANIES
(Cost $116,445,050) 116,445,042
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43.4%
U.S. Treasury Bills
0.05%, 1/6/2022 (c) $ 2,882,000 2,881,999
0.05%, 1/20/2022 (c) 5,009,000 5,008,970
0.05%, 1/27/2022 (c) 2,839,000 2,838,948
0.06%, 2/3/2022 (c) 6,500,000 6,499,832
0.05%, 2/10/2022 (c) 647,000 646,978
0.05%, 2/17/2022 (c) 3,728,000 3,727,860
0.04%, 3/10/2022 (c) 4,053,000 4,052,684
0.05%, 3/17/2022 (c) 4,315,000 4,314,517
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.4% (continued)
0.04%, 3/24/2022 (c) $ 9,888,000 9,886,770
0.05%, 3/31/2022 (c) 5,799,000 5,798,262
0.06%, 4/7/2022 (b)(c) 2,697,000 2,696,486
0.05%, 4/14/2022 (c) 964,000 963,797
0.06%, 4/21/2022 (c) 7,466,000 7,464,348
0.06%, 4/28/2022 (c) 4,099,000 4,098,002
0.06%, 5/5/2022 (c) 1,271,000 1,270,661
0.07%, 5/19/2022 (b)(c) 2,826,000 2,824,956
0.07%, 5/26/2022 (c) 8,384,000 8,380,869
0.09%, 6/2/2022 (c) 5,415,000 5,412,603
0.11%, 6/9/2022 (c) 1,703,000 1,702,183
0.13%, 6/16/2022 (c) 9,785,000 9,779,149
0.16%, 6/23/2022 (c) 4,882,000 4,878,116
0.21%, 6/30/2022 (c) 12,495,000 12,483,571
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $107,612,105) 107,611,561
TOTAL SHORT-TERM INVESTMENTS
(Cost $224,057,155) 224,056,603
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.3%
(Cost $224,057,155) 224,056,603
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.7% (d) 24,042,647
NET ASSETS - 100.0% 248,099,250
(a) Represents 7-day effective yield as of December 31, 2021.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/18/2022 USD 29,663 $ 576
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/11/2022 USD 112,600 5,085
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/18/2022 USD 3,512,080 371,870
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/18/2022 USD 339,180 14,993

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/18/2022 USD 38,538 $ 1,095
393,619
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/18/2022 USD (29,663) (528)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 02/18/2022 USD (878,020) (112,860)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 02/18/2022 USD (339,180) (13,171)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 02/18/2022 USD (38,538) (672)
(127,231)
$ 266,388
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 1/2022 USD $ 70,075 $ (10,178)
LME Aluminum Base Metal 2 1/2022 USD 140,124 (5,882)
LME Aluminum Base Metal 2 1/2022 USD 140,125 (13,491)
LME Aluminum Base Metal 3 1/2022 USD 210,360 (20,536)
LME Aluminum Base Metal 6 1/2022 USD 424,238 (11,707)
LME Aluminum Base Metal 7 1/2022 USD 491,050 (19,280)
LME Aluminum Base Metal 13 1/2022 USD 910,842 (16,097)
LME Aluminum Base Metal 14 1/2022 USD 982,100 (30,361)
LME Aluminum Base Metal 24 1/2022 USD 1,681,200 (74,439)
LME Aluminum Base Metal 28 1/2022 USD 1,964,200 (84,823)
LME Aluminum Base Metal 37 1/2022 USD 2,593,885 (320,599)
LME Aluminum Base Metal 37 1/2022 USD 2,593,330 (360,304)
LME Aluminum Base Metal 37 1/2022 USD 2,592,609 78,512
LME Aluminum Base Metal 77 1/2022 USD 5,400,395 (465,307)
LME Copper Base Metal 1 1/2022 USD 243,538 (7,462)
LME Copper Base Metal 2 1/2022 USD 487,017 2,911
LME Copper Base Metal 2 1/2022 USD 487,338 13,479
LME Copper Base Metal 3 1/2022 USD 731,031 13,774
LME Copper Base Metal 3 1/2022 USD 730,532 (2,226)
LME Copper Base Metal 4 1/2022 USD 974,725 (27,873)
LME Copper Base Metal 6 1/2022 USD 1,462,125 (77,490)
LME Copper Base Metal 9 1/2022 USD 2,191,763 (28,922)
LME Copper Base Metal 12 1/2022 USD 2,922,075 27,558
LME Copper Base Metal 17 1/2022 USD 4,140,563 233,238
LME Copper Base Metal 29 1/2022 USD 7,066,517 184,066
LME Lead Base Metal 1 1/2022 USD 58,244 1,361

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 1/2022 USD $ 116,117 $ (3,485)
LME Lead Base Metal 3 1/2022 USD 174,163 (6,534)
LME Lead Base Metal 7 1/2022 USD 406,438 (18,470)
LME Lead Base Metal 9 1/2022 USD 522,563 (21,961)
LME Lead Base Metal 15 1/2022 USD 875,374 35,526
LME Lead Base Metal 24 1/2022 USD 1,401,900 100,086
LME Lead Base Metal 28 1/2022 USD 1,628,725 120,493
LME Nickel Base Metal 1 1/2022 USD 125,259 10,368
LME Nickel Base Metal 1 1/2022 USD 125,107 4,019
LME Nickel Base Metal 1 1/2022 USD 125,283 18,519
LME Nickel Base Metal 2 1/2022 USD 250,302 7,949
LME Nickel Base Metal 3 1/2022 USD 375,741 13,511
LME Nickel Base Metal 4 1/2022 USD 500,398 11,765
LME Nickel Base Metal 5 1/2022 USD 625,426 35,119
LME Nickel Base Metal 8 1/2022 USD 1,002,264 132,480
LME Nickel Base Metal 11 1/2022 USD 1,377,981 100,189
LME Nickel Base Metal 14 1/2022 USD 1,753,542 127,336
LME Nickel Base Metal 15 1/2022 USD 1,878,615 47,804
LME Nickel Base Metal 18 1/2022 USD 2,235,384 280,540
LME Zinc Base Metal 1 1/2022 USD 89,258 4,923
LME Zinc Base Metal 1 1/2022 USD 89,725 10,591
LME Zinc Base Metal 1 1/2022 USD 89,500 14,272
LME Zinc Base Metal 1 1/2022 USD 89,348 3,068
LME Zinc Base Metal 1 1/2022 USD 89,303 4,023
LME Zinc Base Metal 2 1/2022 USD 179,500 28,457
LME Zinc Base Metal 2 1/2022 USD 178,875 6,169
LME Zinc Base Metal 3 1/2022 USD 268,406 422
LME Zinc Base Metal 3 1/2022 USD 269,100 25,277
LME Zinc Base Metal 7 1/2022 USD 628,163 98,742
LME Zinc Base Metal 8 1/2022 USD 716,400 (30,724)
LME Zinc Base Metal 14 1/2022 USD 1,256,413 189,396
LME Zinc Base Metal 19 1/2022 USD 1,695,038 96,347
LME Zinc Base Metal 22 1/2022 USD 1,969,000 (61,665)
LME Zinc Base Metal 26 1/2022 USD 2,329,600 42,407
Natural Gas 12 1/2022 USD 447,600 (122,989)
NY Harbor ULSD 9 1/2022 USD 878,963 38,549
100 oz Gold 372 2/2022 USD 68,023,920 (566,707)
Brent Crude Oil 463 2/2022 USD 35,813,050 2,146,946
Lean Hogs 173 2/2022 USD 5,638,070 167,953
Live Cattle 115 2/2022 USD 6,426,200 140,792
LME Aluminum Base Metal 1 2/2022 USD 70,106 3,306
LME Aluminum Base Metal 2 2/2022 USD 140,211 10,206
LME Aluminum Base Metal 3 2/2022 USD 210,333 8,691
LME Aluminum Base Metal 3 2/2022 USD 210,338 8,579
LME Aluminum Base Metal 3 2/2022 USD 210,247 6,163
LME Aluminum Base Metal 4 2/2022 USD 280,411 25,899
LME Aluminum Base Metal 6 2/2022 USD 420,530 10,412
LME Aluminum Base Metal 7 2/2022 USD 490,875 31,204
LME Aluminum Base Metal 9 2/2022 USD 630,900 23,373
LME Aluminum Base Metal 12 2/2022 USD 841,467 41,317
LME Aluminum Base Metal 18 2/2022 USD 1,262,138 90,089
LME Aluminum Base Metal 22 2/2022 USD 1,542,008 78,393
LME Aluminum Base Metal 41 2/2022 USD 2,875,638 171,409
LME Aluminum Base Metal 70 2/2022 USD 4,907,875 256,290
LME Copper Base Metal 1 2/2022 USD 243,495 6,373
LME Copper Base Metal 1 2/2022 USD 243,288 2,499

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 2/2022 USD $ 243,502 $ 7,199
LME Copper Base Metal 1 2/2022 USD 243,288 2,722
LME Copper Base Metal 2 2/2022 USD 486,978 12,923
LME Copper Base Metal 9 2/2022 USD 2,191,500 51,052
LME Copper Base Metal 49 2/2022 USD 11,921,088 179,184
LME Lead Base Metal 1 2/2022 USD 57,988 (103)
LME Lead Base Metal 2 2/2022 USD 116,092 (3,064)
LME Lead Base Metal 5 2/2022 USD 289,454 10,816
LME Lead Base Metal 6 2/2022 USD 348,200 (7,707)
LME Lead Base Metal 7 2/2022 USD 405,606 7,288
LME Lead Base Metal 8 2/2022 USD 463,950 (4,071)
LME Lead Base Metal 22 2/2022 USD 1,274,422 6,289
LME Lead Base Metal 22 2/2022 USD 1,276,919 (26,639)
LME Lead Base Metal 24 2/2022 USD 1,392,150 (21,877)
LME Lead Base Metal 30 2/2022 USD 1,737,000 64,671
LME Nickel Base Metal 1 2/2022 USD 124,745 932
LME Nickel Base Metal 1 2/2022 USD 124,893 8,100
LME Nickel Base Metal 2 2/2022 USD 249,486 8,280
LME Nickel Base Metal 2 2/2022 USD 250,002 15,812
LME Nickel Base Metal 6 2/2022 USD 750,383 50,885
LME Nickel Base Metal 18 2/2022 USD 2,250,234 115,669
LME Nickel Base Metal 28 2/2022 USD 3,493,980 173,047
LME Nickel Base Metal 53 2/2022 USD 6,611,932 207,845
LME Zinc Base Metal 2 2/2022 USD 178,125 18,557
LME Zinc Base Metal 3 2/2022 USD 267,461 18,977
LME Zinc Base Metal 5 2/2022 USD 444,500 48,938
LME Zinc Base Metal 6 2/2022 USD 534,443 47,375
LME Zinc Base Metal 22 2/2022 USD 1,953,760 186,507
Low Sulphur Gasoil 10 2/2022 USD 666,250 51,071
Natural Gas 95 2/2022 USD 3,379,150 (147,309)
NY Harbor ULSD 49 2/2022 USD 4,750,687 51,468
RBOB Gasoline 122 2/2022 USD 11,419,346 (164,817)
Sugar No. 11 760 2/2022 USD 16,070,656 (775,533)
Cocoa 85 3/2022 USD 2,142,000 25,046
Coffee 'C' 134 3/2022 USD 11,361,525 491,768
Corn 1,622 3/2022 USD 48,112,575 1,309,962
Cotton No. 2 117 3/2022 USD 6,587,100 379,747
Feeder Cattle 25 3/2022 USD 2,124,375 26,884
LME Aluminum Base Metal 1 3/2022 USD 70,200 4,410
LME Aluminum Base Metal 2 3/2022 USD 140,375 9,169
LME Aluminum Base Metal 24 3/2022 USD 1,684,650 115,579
LME Aluminum Base Metal 31 3/2022 USD 2,175,138 (25,066)
LME Aluminum Base Metal 37 3/2022 USD 2,596,938 (6,035)
LME Aluminum Base Metal 47 3/2022 USD 3,297,050 194,935
LME Aluminum Base Metal 50 3/2022 USD 3,507,888 (30,091)
LME Aluminum Base Metal 55 3/2022 USD 3,862,375 218,825
LME Aluminum Base Metal 60 3/2022 USD 4,212,750 (13,227)
LME Aluminum Base Metal 64 3/2022 USD 4,493,600 354,211
LME Aluminum Base Metal 88 3/2022 USD 6,172,650 359,159
LME Aluminum Base Metal 108 3/2022 USD 7,579,575 562,294
LME Aluminum Base Metal 654 3/2022 USD 45,910,800 423,441
LME Copper Base Metal 2 3/2022 USD 486,325 9,670
LME Copper Base Metal 2 3/2022 USD 486,575 6,570
LME Copper Base Metal 4 3/2022 USD 972,475 35,464
LME Copper Base Metal 10 3/2022 USD 2,430,125 (651)
LME Copper Base Metal 11 3/2022 USD 2,673,275 15,949

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 12 3/2022 USD $ 2,917,164 $ 49,132
LME Copper Base Metal 13 3/2022 USD 3,162,738 80,399
LME Copper Base Metal 14 3/2022 USD 3,403,050 30,413
LME Copper Base Metal 18 3/2022 USD 4,379,175 219,317
LME Copper Base Metal 21 3/2022 USD 5,109,038 163,482
LME Copper Base Metal 29 3/2022 USD 7,055,338 112,886
LME Copper Base Metal 33 3/2022 USD 8,028,488 187,072
LME Copper Base Metal 304 3/2022 USD 73,959,401 2,069,084
LME Lead Base Metal 3 3/2022 USD 172,733 (208)
LME Lead Base Metal 6 3/2022 USD 346,125 (3,391)
LME Lead Base Metal 10 3/2022 USD 576,000 2,974
LME Lead Base Metal 10 3/2022 USD 579,375 25,317
LME Lead Base Metal 11 3/2022 USD 637,313 8,764
LME Lead Base Metal 14 3/2022 USD 810,922 14,153
LME Lead Base Metal 18 3/2022 USD 1,036,710 8,413
LME Lead Base Metal 19 3/2022 USD 1,099,706 9,049
LME Lead Base Metal 237 3/2022 USD 13,710,450 340,704
LME Nickel Base Metal 1 3/2022 USD 124,773 3,210
LME Nickel Base Metal 1 3/2022 USD 124,775 9,602
LME Nickel Base Metal 7 3/2022 USD 873,516 42,765
LME Nickel Base Metal 8 3/2022 USD 998,067 39,963
LME Nickel Base Metal 19 3/2022 USD 2,366,298 61,162
LME Nickel Base Metal 23 3/2022 USD 2,867,019 133,171
LME Nickel Base Metal 196 3/2022 USD 24,453,156 1,453,496
LME Zinc Base Metal 1 3/2022 USD 88,375 153
LME Zinc Base Metal 1 3/2022 USD 88,350 74
LME Zinc Base Metal 4 3/2022 USD 354,800 20,863
LME Zinc Base Metal 5 3/2022 USD 443,983 42,405
LME Zinc Base Metal 7 3/2022 USD 620,900 56,417
LME Zinc Base Metal 11 3/2022 USD 976,643 100,186
LME Zinc Base Metal 12 3/2022 USD 1,061,850 3,168
LME Zinc Base Metal 20 3/2022 USD 1,770,835 93,254
LME Zinc Base Metal 32 3/2022 USD 2,835,200 105,318
LME Zinc Base Metal 33 3/2022 USD 2,917,200 29,095
LME Zinc Base Metal 351 3/2022 USD 31,133,700 2,168,721
Low Sulphur Gasoil 87 3/2022 USD 5,768,100 115,931
Silver 61 3/2022 USD 7,122,360 (405,524)
Soybean 231 3/2022 USD 15,468,338 1,223,266
Soybean Meal 460 3/2022 USD 18,358,600 3,019,629
Soybean Oil 234 3/2022 USD 7,936,812 369,261
100 oz Gold 93 4/2022 USD 17,028,300 35,062
Lean Hogs 41 4/2022 USD 1,422,290 (10,239)
Live Cattle 23 4/2022 USD 1,332,390 355
Platinum 7 10/2022 JPY 108,441 307
Platinum 13 12/2022 JPY 201,165 (114)
19,674,645
Short Contracts
LME Aluminum Base Metal (1) 1/2022 USD (70,075) 9,558
LME Aluminum Base Metal (2) 1/2022 USD (140,124) 5,696
LME Aluminum Base Metal (2) 1/2022 USD (140,125) 14,169
LME Aluminum Base Metal (3) 1/2022 USD (210,360) 21,510
LME Aluminum Base Metal (6) 1/2022 USD (424,238) 7,107
LME Aluminum Base Metal (7) 1/2022 USD (491,050) 19,404
LME Aluminum Base Metal (13) 1/2022 USD (910,842) 17,168
LME Aluminum Base Metal (14) 1/2022 USD (982,100) 36,366
LME Aluminum Base Metal (24) 1/2022 USD (1,681,200) 63,029

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (28) 1/2022 USD $ (1,964,200) $ 79,596
LME Aluminum Base Metal (37) 1/2022 USD (2,593,330) 362,024
LME Aluminum Base Metal (37) 1/2022 USD (2,593,885) 326,857
LME Aluminum Base Metal (37) 1/2022 USD (2,592,609) (87,786)
LME Aluminum Base Metal (77) 1/2022 USD (5,400,395) 523,270
LME Copper Base Metal (1) 1/2022 USD (243,538) 7,710
LME Copper Base Metal (2) 1/2022 USD (487,017) (6,259)
LME Copper Base Metal (2) 1/2022 USD (487,338) (13,843)
LME Copper Base Metal (3) 1/2022 USD (731,031) (16,964)
LME Copper Base Metal (3) 1/2022 USD (730,532) 4,681
LME Copper Base Metal (4) 1/2022 USD (974,725) 20,864
LME Copper Base Metal (6) 1/2022 USD (1,462,125) 88,859
LME Copper Base Metal (9) 1/2022 USD (2,191,763) 36,213
LME Copper Base Metal (12) 1/2022 USD (2,922,075) (24,107)
LME Copper Base Metal (17) 1/2022 USD (4,140,563) (247,526)
LME Copper Base Metal (29) 1/2022 USD (7,066,517) (215,343)
LME Lead Base Metal (1) 1/2022 USD (58,244) (1,446)
LME Lead Base Metal (2) 1/2022 USD (116,117) 3,728
LME Lead Base Metal (3) 1/2022 USD (174,163) 6,579
LME Lead Base Metal (7) 1/2022 USD (406,438) 17,394
LME Lead Base Metal (9) 1/2022 USD (522,563) 17,242
LME Lead Base Metal (15) 1/2022 USD (875,374) (37,288)
LME Lead Base Metal (24) 1/2022 USD (1,401,900) (106,863)
LME Lead Base Metal (28) 1/2022 USD (1,628,725) (136,042)
LME Nickel Base Metal (1) 1/2022 USD (125,259) (10,852)
LME Nickel Base Metal (1) 1/2022 USD (125,283) (18,396)
LME Nickel Base Metal (1) 1/2022 USD (125,107) (5,260)
LME Nickel Base Metal (2) 1/2022 USD (250,302) (9,528)
LME Nickel Base Metal (3) 1/2022 USD (375,741) (12,960)
LME Nickel Base Metal (4) 1/2022 USD (500,398) (13,810)
LME Nickel Base Metal (5) 1/2022 USD (625,426) (32,821)
LME Nickel Base Metal (8) 1/2022 USD (1,002,264) (128,638)
LME Nickel Base Metal (11) 1/2022 USD (1,377,981) (100,772)
LME Nickel Base Metal (14) 1/2022 USD (1,753,542) (133,277)
LME Nickel Base Metal (15) 1/2022 USD (1,878,615) (46,259)
LME Nickel Base Metal (18) 1/2022 USD (2,235,384) (288,510)
LME Zinc Base Metal (1) 1/2022 USD (89,500) (13,795)
LME Zinc Base Metal (1) 1/2022 USD (89,303) (3,980)
LME Zinc Base Metal (1) 1/2022 USD (89,258) (5,160)
LME Zinc Base Metal (1) 1/2022 USD (89,725) (10,103)
LME Zinc Base Metal (1) 1/2022 USD (89,348) (3,150)
LME Zinc Base Metal (2) 1/2022 USD (179,500) (28,374)
LME Zinc Base Metal (2) 1/2022 USD (178,875) (6,518)
LME Zinc Base Metal (3) 1/2022 USD (268,406) (1,460)
LME Zinc Base Metal (3) 1/2022 USD (269,100) (27,121)
LME Zinc Base Metal (7) 1/2022 USD (628,163) (100,558)
LME Zinc Base Metal (8) 1/2022 USD (716,400) 32,499
LME Zinc Base Metal (14) 1/2022 USD (1,256,413) (197,273)
LME Zinc Base Metal (19) 1/2022 USD (1,695,038) (91,969)
LME Zinc Base Metal (22) 1/2022 USD (1,969,000) 26,428
LME Zinc Base Metal (26) 1/2022 USD (2,329,600) (24,777)
WTI Crude Oil (100) 1/2022 USD (7,521,000) (812,697)
LME Aluminum Base Metal (1) 2/2022 USD (70,106) (3,109)
LME Aluminum Base Metal (2) 2/2022 USD (140,211) (10,244)
LME Aluminum Base Metal (3) 2/2022 USD (210,333) (10,692)
LME Aluminum Base Metal (3) 2/2022 USD (210,247) (5,731)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (3) 2/2022 USD $ (210,338) $ (7,830)
LME Aluminum Base Metal (4) 2/2022 USD (280,411) (24,097)
LME Aluminum Base Metal (6) 2/2022 USD (420,530) (11,363)
LME Aluminum Base Metal (7) 2/2022 USD (490,875) (31,258)
LME Aluminum Base Metal (9) 2/2022 USD (630,900) (26,167)
LME Aluminum Base Metal (12) 2/2022 USD (841,467) (39,002)
LME Aluminum Base Metal (18) 2/2022 USD (1,262,138) (103,441)
LME Aluminum Base Metal (22) 2/2022 USD (1,542,008) (104,485)
LME Aluminum Base Metal (41) 2/2022 USD (2,875,638) (176,208)
LME Aluminum Base Metal (70) 2/2022 USD (4,907,875) (239,994)
LME Copper Base Metal (1) 2/2022 USD (243,502) (7,368)
LME Copper Base Metal (1) 2/2022 USD (243,288) (3,508)
LME Copper Base Metal (1) 2/2022 USD (243,288) (1,490)
LME Copper Base Metal (1) 2/2022 USD (243,495) (5,698)
LME Copper Base Metal (2) 2/2022 USD (486,978) (9,903)
LME Copper Base Metal (9) 2/2022 USD (2,191,500) (63,024)
LME Copper Base Metal (49) 2/2022 USD (11,921,088) (200,644)
LME Lead Base Metal (1) 2/2022 USD (57,988) 85
LME Lead Base Metal (2) 2/2022 USD (116,092) 3,217
LME Lead Base Metal (5) 2/2022 USD (289,454) (9,826)
LME Lead Base Metal (6) 2/2022 USD (348,200) 9,535
LME Lead Base Metal (7) 2/2022 USD (405,606) (7,447)
LME Lead Base Metal (8) 2/2022 USD (463,950) 4,243
LME Lead Base Metal (22) 2/2022 USD (1,274,422) (1,842)
LME Lead Base Metal (22) 2/2022 USD (1,276,919) 25,831
LME Lead Base Metal (24) 2/2022 USD (1,392,150) 23,987
LME Lead Base Metal (30) 2/2022 USD (1,737,000) (67,686)
LME Nickel Base Metal (1) 2/2022 USD (124,893) (8,376)
LME Nickel Base Metal (1) 2/2022 USD (124,745) (965)
LME Nickel Base Metal (2) 2/2022 USD (250,002) (14,688)
LME Nickel Base Metal (2) 2/2022 USD (249,486) (7,594)
LME Nickel Base Metal (6) 2/2022 USD (750,383) (44,392)
LME Nickel Base Metal (18) 2/2022 USD (2,250,234) (122,687)
LME Nickel Base Metal (28) 2/2022 USD (3,493,980) (166,217)
LME Nickel Base Metal (53) 2/2022 USD (6,611,932) (215,480)
LME Zinc Base Metal (2) 2/2022 USD (178,125) (18,806)
LME Zinc Base Metal (3) 2/2022 USD (267,461) (18,357)
LME Zinc Base Metal (5) 2/2022 USD (444,500) (49,665)
LME Zinc Base Metal (6) 2/2022 USD (534,443) (48,610)
LME Zinc Base Metal (22) 2/2022 USD (1,953,760) (175,939)
WTI Crude Oil (100) 2/2022 USD (7,488,000) 97,451
LME Aluminum Base Metal (1) 3/2022 USD (70,200) (4,380)
LME Aluminum Base Metal (2) 3/2022 USD (140,375) (9,170)
LME Aluminum Base Metal (24) 3/2022 USD (1,684,650) (106,970)
LME Aluminum Base Metal (31) 3/2022 USD (2,175,138) 22,670
LME Aluminum Base Metal (37) 3/2022 USD (2,596,938) 6,828
LME Aluminum Base Metal (47) 3/2022 USD (3,297,050) (204,747)
LME Aluminum Base Metal (50) 3/2022 USD (3,507,888) 4,490
LME Aluminum Base Metal (55) 3/2022 USD (3,862,375) (239,704)
LME Aluminum Base Metal (60) 3/2022 USD (4,212,750) 5,088
LME Aluminum Base Metal (64) 3/2022 USD (4,493,600) (344,707)
LME Aluminum Base Metal (88) 3/2022 USD (6,172,650) (347,991)
LME Aluminum Base Metal (108) 3/2022 USD (7,579,575) (558,389)
LME Aluminum Base Metal (504) 3/2022 USD (35,380,800) (365,945)
LME Copper Base Metal (2) 3/2022 USD (486,575) (8,511)
LME Copper Base Metal (2) 3/2022 USD (486,325) (10,531)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (4) 3/2022 USD $ (972,475) $ (34,171)
LME Copper Base Metal (10) 3/2022 USD (2,430,125) (2,217)
LME Copper Base Metal (11) 3/2022 USD (2,673,275) (20,775)
LME Copper Base Metal (12) 3/2022 USD (2,917,164) (34,895)
LME Copper Base Metal (13) 3/2022 USD (3,162,738) (80,672)
LME Copper Base Metal (14) 3/2022 USD (3,403,050) (43,472)
LME Copper Base Metal (18) 3/2022 USD (4,379,175) (215,147)
LME Copper Base Metal (21) 3/2022 USD (5,109,038) (160,873)
LME Copper Base Metal (29) 3/2022 USD (7,055,338) (157,379)
LME Copper Base Metal (33) 3/2022 USD (8,028,488) (208,074)
LME Copper Base Metal (164) 3/2022 USD (39,899,150) (644,667)
LME Lead Base Metal (3) 3/2022 USD (172,733) (390)
LME Lead Base Metal (6) 3/2022 USD (346,125) 1,540
LME Lead Base Metal (10) 3/2022 USD (576,000) (3,101)
LME Lead Base Metal (10) 3/2022 USD (579,375) (22,526)
LME Lead Base Metal (11) 3/2022 USD (637,313) (8,691)
LME Lead Base Metal (14) 3/2022 USD (810,922) (14,709)
LME Lead Base Metal (18) 3/2022 USD (1,036,710) (13,464)
LME Lead Base Metal (19) 3/2022 USD (1,099,706) (9,106)
LME Lead Base Metal (117) 3/2022 USD (6,768,450) (43,980)
LME Nickel Base Metal (1) 3/2022 USD (124,773) (3,306)
LME Nickel Base Metal (1) 3/2022 USD (124,775) (9,337)
LME Nickel Base Metal (7) 3/2022 USD (873,516) (43,724)
LME Nickel Base Metal (8) 3/2022 USD (998,067) (40,551)
LME Nickel Base Metal (19) 3/2022 USD (2,366,298) (62,865)
LME Nickel Base Metal (23) 3/2022 USD (2,867,019) (143,958)
LME Nickel Base Metal (123) 3/2022 USD (15,345,603) (844,863)
LME Zinc Base Metal (1) 3/2022 USD (88,350) (190)
LME Zinc Base Metal (1) 3/2022 USD (88,375) (503)
LME Zinc Base Metal (4) 3/2022 USD (354,800) (22,062)
LME Zinc Base Metal (5) 3/2022 USD (443,983) (42,169)
LME Zinc Base Metal (7) 3/2022 USD (620,900) (52,673)
LME Zinc Base Metal (11) 3/2022 USD (976,643) (100,639)
LME Zinc Base Metal (12) 3/2022 USD (1,061,850) 2,665
LME Zinc Base Metal (20) 3/2022 USD (1,770,835) (94,373)
LME Zinc Base Metal (32) 3/2022 USD (2,835,200) (96,414)
LME Zinc Base Metal (33) 3/2022 USD (2,917,200) (22,989)
LME Zinc Base Metal (84) 3/2022 USD (7,450,800) (316,927)
Wheat (373) 3/2022 USD (14,374,488) 106,759
(8,839,875)
$ 10,834,770

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 84,677 $ – $ 84,677
GSCO
Cash – 802,414 802,414
GSIN
Cash 15,786 – 15,786
JPPC
Cash – 585,993 585,993
MACQ
Cash (180,001) – (180,001)
U.S. Treasury Bills 231,932 – 231,932
MSCL
Cash – 10,872,076 10,872,076
SOCG
Cash 100,026 – 100,026

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 92.0%
COMMON STOCKS - 4.4%
Italy - 3.7%
A2A SpA (a) 902,946 1,759,503
Assicurazioni Generali SpA (a) 78,667 1,662,607
Azimut Holding SpA (a) 26,877 751,380
Banco BPM SpA (a) 219,146 656,146
Buzzi Unicem SpA (a) 140,527 3,027,781
DiaSorin SpA (a) 2,299 437,376
Eni SpA (a) 127,701 1,774,762
Hera SpA (a) 445,434 1,851,387
Intesa Sanpaolo SpA (a) 208,496 538,529
Italgas SpA (a) 146,898 1,009,758
Leonardo SpA *(a) 719,080 5,139,974
Mediobanca Banca di Credito
Finanziario SpA (a) 30,889 354,621
Pirelli & C SpA (a)(b) 24,160 167,562
Prysmian SpA (a) 25,074 943,188
Saipem SpA *(a) 288,150 604,163
Unipol Gruppo SpA (a) 624,101 3,379,737
24,058,474
—
United Kingdom - 0.1%
CNH Industrial NV (a) 37,811 731,046
United States - 0.6%
Stellantis NV (a) 211,361 3,990,199
Tenaris SA (a) 12,194 127,269
4,117,468
—
TOTAL COMMON STOCKS
(Cost $24,837,909) 28,906,988
SHORT-TERM INVESTMENTS - 87.6%
INVESTMENT COMPANIES - 41.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 16,081,547 16,081,547
Limited Purpose Cash Investment
Fund, 0.01% (1)(c)(e) 255,677,769 255,575,499
TOTAL INVESTMENT COMPANIES
(Cost $271,657,033) 271,657,046
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.3%
U.S. Treasury Bills
0.05%, 2/24/2022 (f)(g) $ 5,224,000 5,223,793
0.05%, 3/3/2022 (f) 1,412,000 1,411,890
0.05%, 3/10/2022 (f)(h) 38,588,000 38,584,993
0.05%, 3/17/2022 (f)(i) 53,482,000 53,476,008
0.05%, 3/24/2022 (f)(g) 24,659,000 24,655,931
0.05%, 3/31/2022 (f)(h) 2,604,000 2,603,669
0.06%, 4/7/2022 (f)(g) 42,682,000 42,673,864
0.06%, 4/14/2022 (f)(g) 39,298,000 39,289,731
0.06%, 4/28/2022 (f)(g) 36,476,000 36,467,115
0.07%, 5/12/2022 (f)(g) 20,916,000 20,909,255
0.07%, 5/19/2022 (f)(g) 5,674,000 5,671,905
0.11%, 6/9/2022 (f)(g) 27,072,000 27,059,013
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 46.3% (continued)
0.13%, 6/16/2022 (f)(g) $ 6,797,000 6,792,936
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $304,829,417) 304,820,103
TOTAL SHORT-TERM INVESTMENTS
(Cost $576,486,450) 576,477,149
TOTAL LONG POSITIONS
(Cost $601,324,359) 605,384,137
SHARES
SHORT POSITIONS - (4.7)%
COMMON STOCKS - (4.7)%
Canada - (0.4)%
SNC-Lavalin Group, Inc. (1) (102,997) (2,516,809)
Italy - (4.3)%
Amplifon SpA (56,270) (3,027,788)
Atlantia SpA * (121,758) (2,415,897)
Banca Generali SpA (6,015) (263,859)
Brembo SpA (59,864) (851,582)
Davide Campari-Milano NV (328,249) (4,789,899)
Enel SpA (65,129) (520,777)
Ferrari NV (10,075) (2,593,367)
Infrastrutture Wireless Italiane SpA
(b) (244,892) (2,969,573)
Interpump Group SpA (3,705) (271,394)
Moncler SpA (27,842) (2,012,095)
Nexi SpA *(b) (158,321) (2,508,818)
Recordati Industria Chimica e
Farmaceutica SpA (26,712) (1,715,288)
Salvatore Ferragamo SpA * (24,732) (634,115)
Snam SpA (376,014) (2,264,799)
Terna - Rete Elettrica Nazionale (59,781) (483,607)
UniCredit SpA (58,326) (896,550)
(28,219,408)
—
Portugal - 0.0% (j)
Banco Espirito Santo SA
(Registered) (3)*(k) (216,618) (2)
TOTAL COMMON STOCKS
(Proceeds $(27,686,054)) (30,736,219)
TOTAL SHORT POSITIONS
(Proceeds $(27,686,054)) (30,736,219)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.3%
(Cost $573,638,305) 574,647,918
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.7% (l) 83,557,000
NET ASSETS - 100.0% 658,204,918

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $28,781,601. In addition,
$4,937,752 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $(5,310,829), which represents approximately (0.81)% of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended December 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) All or a portion of the security pledged as collateral for futures contracts.
(i) All or a portion of the security pledged as collateral for swap and futures contracts.
(j) Represents less than 0.05% of net assets.
(k) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2021 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,969,573) (0.4) %
Consumer Discretionary (1,933,398) (0.3)
Consumer Staples (4,789,899) (0.7)
Energy 2,506,194 0.4
Financials 6,182,610 0.9
Health Care (4,305,701) (0.7)
Industrials 1,610,109 0.2
Information Technology (2,508,818) (0.4)
Materials 3,027,781 0.5
Utilities 1,351,464 0.2
Short-Term Investments 576,477,149 87.6
Total Investments In Securities
At Value 574,647,918 87.3
Other Assets in Excess of
Liabilities (l) 83,557,000 12.7
Net Assets
$ 658,204,918 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2021
Shares
Held At
12/31/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 38.8%
INVESTMENT COMPANIES - 38.8%
Limited Purpose
Cash Investment
Fund,
0.01% (1)(a)
(Cost $255,575,486) $182,233,410 $1,440,341,186 $(1,367,000,807) $(10,306) $12,016 $255,575,499 255,677,769 $26,323 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
Forward effective interest rate swap contracts outstanding as of December 31, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 1.50% Qtrly 3/07/2024 AUD 75,900,000 $ 461,534 $ 29,050 $ 490,584
Pay 3M BBR Qtrly 1.50% Qtrly 6/13/2024 AUD 199,900,000 366,873 201,542 568,415
Receive 1D SONIA Annual 0.25% Annual 3/18/2024 GBP 9,800,000 227,950 (5,260) 222,690
Receive 1D SONIA Annual 0.75% Annual 6/15/2032 GBP 63,200,000 759,870 1,018,078 1,777,948
Receive 3M BA Qtrly 1.00% Semi 3/14/2024 CAD 66,100,000 726,921 16,359 743,280
Receive 3M BA Qtrly 1.75% Semi 6/14/2032 CAD 11,700,000 321,664 (71,603) 250,061
Receive 6M BBR Semi 2.00% Semi 3/11/2032 AUD 62,500,000 (660,322) 804,961 144,639
Receive 6M BBR Semi 2.00% Semi 6/10/2032 AUD 35,000,000 89,646 129,158 218,804
Receive 6M EURIBOR Semi 0.25% Annual 3/16/2032 EUR 69,700,000 (377,097) 992,184 615,087
Receive 6M EURIBOR Semi 0.00% Annual 6/15/2032 EUR 18,700,000 420,144 354,405 774,549
2,337,183 3,468,874 5,806,057
Pay 1D SONIA Annual 0.50% Annual 6/17/2024 GBP 308,600,000 (4,814,710) (785,053) (5,599,763)
Pay 1D SONIA Annual 0.75% Annual 3/16/2032 GBP 2,000,000 (70,677) 16,263 (54,414)
Pay 1D TONAR Annual 0.00% Annual 3/16/2032 JPY 29,620,800,000 (2,611,233) 507,803 (2,103,430)
Pay 1D TONAR Annual 0.00% Annual 6/15/2032 JPY 4,400,300,000 (254,009) (91,718) (345,727)
Pay 3M BA Qtrly 1.25% Semi 6/13/2024 CAD 53,900,000 (508,222) (26,789) (535,011)
Pay 3M BA Qtrly 2.00% Semi 3/15/2032 CAD 14,100,000 (69,003) 65,441 (3,562)
Pay 3M BBR Qtrly 0.50% Qtrly 3/07/2024 AUD 208,700,000 (1,067,329) (588,841) (1,656,170)
Pay 3M LIBOR Qtrly 0.50% Semi 3/18/2024 USD 124,500,000 (861,397) (563,605) (1,425,002)
Pay 3M LIBOR Qtrly 0.50% Semi 6/17/2024 USD 200,000 (3,023) 103 (2,920)
Pay 3M LIBOR Qtrly 1.50% Semi 6/15/2032 USD 1,000,000 (10,155) (4,125) (14,280)
Pay 6M EURIBOR Semi 0.50% Annual 3/18/2024 EUR 346,500,000 (2,333,457) 221,908 (2,111,549)
Pay 6M EURIBOR Semi 0.50% Annual 6/17/2024 EUR 93,600,000 (529,690) (224,709) (754,399)
Receive 1D TONAR Annual 0.00% Annual 3/18/2024 JPY 146,116,900,000 (568,123) (301,017) (869,140)
Receive 1D TONAR Annual 0.00% Annual 6/17/2024 JPY 22,125,600,000 (133,315) 9,904 (123,411)
Receive 3M LIBOR Qtrly 1.75% Semi 3/16/2032 USD 27,200,000 (943,633) 591,576 (352,057)
Receive 6M BBR Semi 2.50% Semi 6/10/2032 AUD 6,500,000 (117,342) (59,604) (176,946)
(14,895,318) (1,232,463) (16,127,781)
$ (12,558,135) $ 2,236,411 $ (10,321,724)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2021 were as follows:
1 Day Sterling Overnight Index Average (''SONIA''): 0.19%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.02%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.07%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.52%
3 Month London Interbank Offered Rate (''LIBOR''): 0.21%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.21%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.55%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/17/2022 ZAR 251,900 $ 69
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/10/2022 KRW 8,082,125,000 83,331
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/18/2022 CHF 118,381,500 3,508,146
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/19/2022 TWD 58,268,800 58,557
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/19/2022 TWD 356,896,400 397,741
WIG20 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/18/2022 PLN 1,823,200 10,425
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly CITI 03/16/2022 CAD 15,126,496 101,318
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 USD 2,185,683 61,170
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 03/16/2022 EUR 2,631,296 70,553
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.70%)
Increases in
total return of
reference entity
Monthly CITI 03/16/2022 MXN 70,665,387 155,038

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (1.00%)
Increases in
total return of
reference entity
Monthly CITI 03/16/2022 PLN 1,364,268 $ 7,181
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.10%) Monthly CITI 03/16/2022 SGD (1,246,022) 23,768
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly CITI 03/16/2022 CHF 18,219,809 453,653
4,930,950
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/28/2022 HKD (138,058,900) (229,649)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 01/28/2022 HKD (57,455,650) (93,519)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/28/2022 HKD (2,066,750) (2,954)
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/16/2022 BRL 20,104,850 (132,494)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/27/2022 USD (1,988,103) (33,457)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/27/2022 USD (1,918,345) (29,762)
Tel Aviv Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/26/2022 ILS (22,747,690) (65,507)
MSCI Israel Daily
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.70%) Monthly JPMC 03/16/2022 USD (289,685) (3,504)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.05%) Monthly CITI 03/16/2022 EUR (45,933,143) $ (1,577,090)
(2,167,936)
$ 2,763,014
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 443 1/2022 USD $ 34,456,540 $ 2,033,190
CAC 40 10 Euro Index 262 1/2022 EUR 21,306,640 582,625
FTSE Bursa Malaysia KLCI Index 13 1/2022 MYR 243,165 2,546
LME Copper Base Metal 3 1/2022 USD 731,019 19,104
LME Copper Base Metal 5 1/2022 USD 1,217,813 54,539
LME Copper Base Metal 7 1/2022 USD 1,704,763 (55,231)
LME Copper Base Metal 11 1/2022 USD 2,680,563 (143,951)
LME Copper Base Metal 14 1/2022 USD 3,409,410 (66,376)
LME Copper Base Metal 37 1/2022 USD 9,016,206 (194,296)
SGX FTSE Taiwan Index 107 1/2022 USD 6,862,980 38,963
WTI Crude Oil 372 1/2022 USD 27,978,120 1,796,716
LME Copper Base Metal 5 2/2022 USD 1,217,485 13,651
LME Copper Base Metal 7 2/2022 USD 1,704,500 39,900
LME Copper Base Metal 10 2/2022 USD 2,433,875 78,099
LME Copper Base Metal 10 2/2022 USD 2,435,000 29,046
LME Copper Base Metal 13 2/2022 USD 3,162,738 50,670
3 Month Canadian Bankers Acceptance 50 3/2022 CAD 9,799,794 (15,915)
3 Month Euro Euribor 202 3/2022 EUR 57,807,594 19,594
ASX 90 Day Bank Accepted Bill 114 3/2022 AUD 82,912,078 (12,706)
ASX 90 Day Bank Accepted Bill 243 3/2022 AUD 176,733,640 (6,657)
Australia 10 Year Bond 1,653 3/2022 AUD 167,368,219 (199,533)
Canada 10 Year Bond 1,039 3/2022 CAD 117,070,770 3,269,702
Corn 244 3/2022 USD 7,237,650 (40,329)
DAX Index 2 3/2022 EUR 902,603 (1,670)
EURO STOXX 50 Index 59 3/2022 EUR 2,879,978 107,198
FTSE 100 Index 213 3/2022 GBP 21,115,542 322,480
FTSE/JSE Top 40 Index 218 3/2022 ZAR 9,164,892 173,360
FTSE/MIB Index 386 3/2022 EUR 59,872,167 1,370,070
Japan 10 Year Bond 517 3/2022 JPY 681,497,957 (1,513,891)
KOSPI 200 Index 337 3/2022 KRW 27,941,588 308,003
LME Copper Base Metal 13 3/2022 USD 3,162,738 84,001
LME Copper Base Metal 13 3/2022 USD 3,162,738 81,323
LME Copper Base Metal 27 3/2022 USD 6,568,763 145,590
LME Copper Base Metal 34 3/2022 USD 8,271,775 258,835
LME Copper Base Metal 100 3/2022 USD 24,328,750 589,850
MEX BOLSA Index 23 3/2022 MXN 603,905 26,354
MEX BOLSA Index 24 3/2022 MXN 630,162 28,589

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P/TSX 60 Index 79 3/2022 CAD $ 15,999,225 $ 267,065
SPI 200 Index 37 3/2022 AUD 4,944,412 54,644
U.S. Treasury 10 Year Note 1,706 3/2022 USD 222,339,781 (659,181)
3 Month Canadian Bankers Acceptance 167 6/2022 CAD 32,595,992 44,106
3 Month Euro Euribor 1,098 6/2022 EUR 314,096,467 96,807
ASX 90 Day Bank Accepted Bill 95 6/2022 AUD 69,049,147 (47,387)
ASX 90 Day Bank Accepted Bill 1,581 6/2022 AUD 1,149,123,168 (97,361)
3 Month Canadian Bankers Acceptance 189 9/2022 CAD 36,768,677 41,722
3 Month Euro Euribor 1,049 9/2022 EUR 299,795,769 (23,876)
ASX 90 Day Bank Accepted Bill 57 9/2022 AUD 41,397,875 (52,629)
ASX 90 Day Bank Accepted Bill 1,588 9/2022 AUD 1,153,330,278 (134,218)
3 Month Canadian Bankers Acceptance 139 12/2022 CAD 26,987,944 29,569
3 Month Euro Euribor 847 12/2022 EUR 241,824,715 (46,731)
ASX 90 Day Bank Accepted Bill 1,364 12/2022 AUD 989,937,257 124,447
8,870,420
Short Contracts
Amsterdam Exchange Index (72) 1/2022 EUR (13,077,649) (160,786)
Hang Seng Index (413) 1/2022 HKD (62,104,526) (751,667)
HSCEI (78) 1/2022 HKD (4,134,799) (50,796)
HSCEI (92) 1/2022 HKD (4,876,942) (57,297)
LME Copper Base Metal (3) 1/2022 USD (731,019) (24,677)
LME Copper Base Metal (5) 1/2022 USD (1,217,813) (53,244)
LME Copper Base Metal (7) 1/2022 USD (1,704,763) 48,632
LME Copper Base Metal (11) 1/2022 USD (2,680,563) 154,109
LME Copper Base Metal (14) 1/2022 USD (3,409,410) 72,754
LME Copper Base Metal (37) 1/2022 USD (9,016,206) 145,746
MSCI Singapore Index (357) 1/2022 SGD (9,011,098) (58,008)
Natural Gas (136) 1/2022 USD (5,072,800) 151,272
OMXS30 Index (154) 1/2022 SEK (4,123,022) (191,492)
SGX NIFTY 50 Index (190) 1/2022 USD (6,627,010) (82,441)
100 oz Gold (612) 2/2022 USD (111,910,320) 290,193
LME Copper Base Metal (5) 2/2022 USD (1,217,485) (9,248)
LME Copper Base Metal (7) 2/2022 USD (1,704,500) (49,018)
LME Copper Base Metal (10) 2/2022 USD (2,433,875) (68,070)
LME Copper Base Metal (10) 2/2022 USD (2,435,000) (32,526)
LME Copper Base Metal (13) 2/2022 USD (3,162,738) (54,815)
3 Month Eurodollar (57) 3/2022 USD (14,200,125) 27,721
Euro-Bund (214) 3/2022 EUR (41,774,343) 402,911
LME Copper Base Metal (13) 3/2022 USD (3,162,738) (64,222)
LME Copper Base Metal (13) 3/2022 USD (3,162,738) (86,322)
LME Copper Base Metal (27) 3/2022 USD (6,568,763) (102,334)
LME Copper Base Metal (34) 3/2022 USD (8,271,775) (269,064)
LME Copper Base Metal (45) 3/2022 USD (10,947,938) (182,893)
Long Gilt (2,087) 3/2022 GBP (352,909,616) 553,465
S&P 500 E-Mini Index (290) 3/2022 USD (68,998,250) (969,124)
SET50 Index (803) 3/2022 THB (4,744,202) (79,994)
Silver (87) 3/2022 USD (10,158,120) 87,441
Soybean (542) 3/2022 USD (36,293,675) (1,918,278)
TOPIX Index (231) 3/2022 JPY (40,002,782) (395,465)
3 Month Eurodollar (64) 6/2022 USD (15,904,000) 17,007
3 Month SONIA (240) 6/2022 GBP (80,721,661) 119,255
3 Month Eurodollar (29) 9/2022 USD (7,190,913) 769
3 Month SONIA (341) 9/2022 GBP (114,357,396) 101,286
3 Month SONIA (1,068) 9/2022 GBP (358,163,339) 529,295
3 Month Eurodollar (78) 12/2022 USD (19,293,300) 2,647
3 Month SONIA (381) 12/2022 GBP (127,520,348) 136,306

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (1,047) 12/2022 GBP $ (350,429,933) $ 588,622
3 Month SONIA (625) 3/2023 GBP (209,007,154) 237,548
3 Month SONIA (628) 3/2023 GBP (210,010,389) 363,528
(1,681,274)
$ 7,189,146
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 64,432,497 USD 46,157,560 CITI 3/16/2022 $ 728,733
AUD 64,432,495 USD 46,157,616 JPMC 3/16/2022 728,672
BRL 156,039,484 USD 27,220,767 CITI
**
3/16/2022 311,017
BRL 156,039,482 USD 27,220,801 JPMC
**
3/16/2022 310,983
CAD 21,262,679 USD 16,692,045 CITI 3/16/2022 114,637
CAD 21,262,671 USD 16,694,624 JPMC 3/16/2022 112,054
CHF 647,000 USD 705,022 CITI 3/16/2022 6,339
CHF 647,000 USD 705,023 JPMC 3/16/2022 6,339
CNY 115,166,751 USD 17,902,139 CITI
**
3/16/2022 130,101
CNY 115,166,749 USD 17,902,357 JPMC
**
3/16/2022 129,884
EUR 68,836,146 USD 77,826,704 CITI 3/16/2022 657,197
EUR 68,836,141 USD 77,826,795 JPMC 3/16/2022 657,100
HUF 340,500,000 USD 1,027,440 CITI 3/16/2022 14,507
HUF 340,500,000 USD 1,027,441 JPMC 3/16/2022 14,507
ILS 13,150,000 USD 4,181,331 CITI 3/16/2022 50,885
ILS 13,150,000 USD 4,181,337 JPMC 3/16/2022 50,879
INR 559,124,346 USD 7,393,418 CITI
**
3/16/2022 48,481
INR 559,124,344 USD 7,393,427 JPMC
**
3/16/2022 48,472
JPY 4,005,733,590 USD 34,836,520 CITI 3/16/2022 7,482
JPY 4,005,733,588 USD 34,836,563 JPMC 3/16/2022 7,439
KRW 1,399,110,000 USD 1,172,132 CITI
**
3/16/2022 2,436
KRW 1,399,110,000 USD 1,172,133 JPMC
**
3/16/2022 2,436
MXN 500,866,179 USD 23,171,295 CITI 3/16/2022 986,940
MXN 500,866,162 USD 23,171,323 JPMC 3/16/2022 986,912
NOK 156,302,302 USD 17,373,622 CITI 3/16/2022 351,469
NOK 156,302,300 USD 17,373,644 JPMC 3/16/2022 351,447
NZD 12,610,000 USD 8,540,196 CITI 3/16/2022 86,624
NZD 12,610,000 USD 8,540,207 JPMC 3/16/2022 86,613
SGD 2,001,500 USD 1,468,143 CITI 3/16/2022 16,535
SGD 2,001,500 USD 1,468,144 JPMC 3/16/2022 16,534
TWD 48,565,580 USD 1,758,758 CITI
**
3/16/2022 2,485
TWD 53,276,087 USD 1,929,623 JPMC
**
3/16/2022 2,445
USD 894,017 CLP 745,047,007 CITI
**
3/16/2022 28,998
USD 894,016 CLP 745,046,993 JPMC
**
3/16/2022 28,997
USD 123,975 HUF 40,000,000 CITI 3/16/2022 1,573
USD 123,975 HUF 40,000,000 JPMC 3/16/2022 1,572
USD 16,670,356 ILS 51,479,546 CITI 3/16/2022 102,100
USD 16,670,334 ILS 51,479,545 JPMC 3/16/2022 102,079
USD 44,261,892 KRW 52,464,506,483 CITI
**
3/16/2022 217,362
USD 44,261,837 KRW 52,464,506,477 JPMC
**
3/16/2022 217,307
USD 5,808,329 SEK 52,129,602 CITI 3/16/2022 35,994
USD 5,808,321 SEK 52,129,597 JPMC 3/16/2022 35,987

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,220,540 TWD 33,588,754 CITI
**
3/16/2022 $ 2,436
USD 1,220,539 TWD 33,588,751 JPMC
**
3/16/2022 2,434
USD 4,146,698 ZAR 66,254,249 CITI 3/16/2022 30,359
USD 4,146,693 ZAR 66,254,249 JPMC 3/16/2022 30,353
ZAR 192,764,364 USD 11,883,758 CITI 3/16/2022 92,581
ZAR 192,764,362 USD 11,883,773 JPMC 3/16/2022 92,567
Total unrealized appreciation 8,051,283
AUD 21,477,499 USD 15,631,090 CITI 3/16/2022 (2,326)
AUD 21,477,498 USD 15,631,109 JPMC 3/16/2022 (2,346)
CAD 193,000 USD 152,652 CITI 3/16/2022 (98)
CAD 193,000 USD 152,652 JPMC 3/16/2022 (98)
CLP 70,019,000 USD 84,117 CITI
**
3/16/2022 (2,823)
CLP 70,019,000 USD 84,117 JPMC
**
3/16/2022 (2,823)
CNY 304,500 USD 47,684 CITI
**
3/16/2022 (7)
CNY 304,500 USD 47,684 JPMC
**
3/16/2022 (7)
ILS 485,502 USD 157,039 CITI 3/16/2022 (785)
ILS 485,498 USD 157,038 JPMC 3/16/2022 (785)
JPY 4,005,733,590 USD 35,153,770 CITI 3/16/2022 (309,767)
JPY 4,005,733,588 USD 35,153,814 JPMC 3/16/2022 (309,813)
KRW 3,499,871,000 USD 2,948,825 CITI
**
3/16/2022 (10,644)
KRW 3,499,871,000 USD 2,948,829 JPMC
**
3/16/2022 (10,648)
NZD 7,876,929 USD 5,495,154 CITI 3/16/2022 (106,348)
NZD 7,876,928 USD 5,495,161 JPMC 3/16/2022 (106,356)
TWD 37,860,580 USD 1,376,115 CITI
**
3/16/2022 (3,091)
TWD 33,150,069 USD 1,205,239 JPMC
**
3/16/2022 (3,044)
USD 9,956,472 BRL 57,374,004 CITI
**
3/16/2022 (166,663)
USD 9,956,458 BRL 57,373,996 JPMC
**
3/16/2022 (166,675)
USD 100,046 CAD 127,500 CITI 3/16/2022 (734)
USD 100,046 CAD 127,500 JPMC 3/16/2022 (734)
USD 92,328,281 CHF 85,093,174 CITI 3/16/2022 (1,229,716)
USD 92,328,147 CHF 85,093,157 JPMC 3/16/2022 (1,229,831)
USD 1,285,998 CNY 8,252,500 CITI
**
3/16/2022 (6,137)
USD 1,285,997 CNY 8,252,500 JPMC
**
3/16/2022 (6,139)
USD 819,084 DKK 5,386,212 CITI 3/16/2022 (6,724)
USD 819,083 DKK 5,386,211 JPMC 3/16/2022 (6,725)
USD 49,722,203 EUR 43,897,831 CITI 3/16/2022 (328,145)
USD 49,722,137 EUR 43,897,828 JPMC 3/16/2022 (328,207)
USD 69,331,568 GBP 51,937,376 CITI 3/16/2022 (946,303)
USD 69,333,930 GBP 51,937,375 JPMC 3/16/2022 (943,940)
USD 1,480,026 ILS 4,676,000 CITI 3/16/2022 (24,906)
USD 1,480,024 ILS 4,676,000 JPMC 3/16/2022 (24,907)
USD 671,533 KRW 800,000,000 CITI
**
3/16/2022 (76)
USD 671,532 KRW 800,000,000 JPMC
**
3/16/2022 (77)
USD 7,280,397 MXN 159,709,000 CITI 3/16/2022 (422,833)
USD 7,280,388 MXN 159,709,000 JPMC 3/16/2022 (422,842)
USD 11,367,057 PLN 47,250,000 CITI 3/16/2022 (297,937)
USD 11,367,042 PLN 47,249,996 JPMC 3/16/2022 (297,951)
USD 1,908,982 SEK 17,376,535 CITI 3/16/2022 (15,130)
USD 1,908,980 SEK 17,376,534 JPMC 3/16/2022 (15,132)
USD 2,730,206 SGD 3,722,251 CITI 3/16/2022 (30,896)
USD 2,730,200 SGD 3,722,248 JPMC 3/16/2022 (30,899)
USD 1,420,751 TWD 39,228,751 CITI
**
3/16/2022 (1,888)
USD 1,420,749 TWD 39,228,744 JPMC
**
3/16/2022 (1,889)
USD 449,617 ZAR 7,323,254 CITI 3/16/2022 (5,372)
USD 449,616 ZAR 7,323,248 JPMC 3/16/2022 (5,372)
ZAR 112,076,638 USD 6,986,126 CITI 3/16/2022 (22,869)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 112,076,636 USD 6,986,135 JPMC 3/16/2022 $ (22,877)
Total unrealized depreciation (7,882,335)
Net unrealized appreciation $ 168,948
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at December 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.50% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
53-61 months
maturity ranging
from 04/17/2026
- 12/18/2026 $5,232,833 $74,801 $2,565 $77,366
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JIBAR plus
or minus a specified spread
(-0.80%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
60 months
maturity
11/09/2026 $123,277 $(2,873) $116 $(2,757)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-7.48% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 01/25/2023 $482,817,322 $2,252,896 $19,465,581 $21,718,477
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Activision Blizzard, Inc. 38,881 2,586,753 41,991 0.2
Acuity Brands, Inc. 11,773 2,492,580 (37,320) (0.2)
Alphabet, Inc. 1,444 4,183,326 (88,214) (0.4)
Amdocs Ltd. 41,492 3,105,261 (7,883) (0.0)
Anthem, Inc. 5,302 2,457,689 21,314 0.1
AutoNation, Inc. 25,787 3,013,211 89,997 0.4
Builders FirstSource, Inc. 34,495 2,956,566 48,293 0.2
Cerner Corp. 35,680 3,313,602 22,122 0.1
ConocoPhillips 40,103 2,894,635 (41,306) (0.2)
Emerson Electric Co. 29,389 2,732,295 23,511 0.1
EOG Resources, Inc. 36,413 3,234,567 (71,005) (0.3)
Genuine Parts Co. 22,179 3,109,496 55,226 0.3
Huntington Ingalls Industries, Inc. 14,054 2,624,444 35,978 0.2
Intel Corp. 51,163 2,634,894 (22,512) (0.1)
Kohl's Corp. 84,641 4,180,419 (119,344) (0.5)
LKQ Corp. 77,456 4,649,684 108,438 0.5
Meta Platforms, Inc. 10,032 3,374,263 (98,615) (0.5)
Micron Technology, Inc. 37,272 3,471,887 (47,708) (0.2)
Molina Healthcare, Inc. 9,343 2,971,821 (39,708) (0.2)
Owens Corning 44,599 4,036,210 34,787 0.2
Penske Automotive Group, Inc. 24,265 2,601,693 49,258 0.2
Regal Rexnord Corp. 16,698 2,841,666 19,704 0.1
Synopsys, Inc. 6,600 2,432,100 (46,794) (0.2)
Textron, Inc. 33,444 2,581,877 7,023 0.0
Yelp, Inc. 74,535 2,701,148 (72,299) (0.3)
Ziff Davis, Inc. 32,708 3,626,009 (47,754) (0.2)
Short Positions
Common Stocks
Argentina
MercadoLibre, Inc. (2,302) (3,104,017) (113,466) (0.5)
Taiwan
Sea Ltd. (14,637) (3,274,443) (60,158) (0.3)
Taiwan Semiconductor Manufacturing Co. Ltd. (20,574) (2,475,258) 49,172 0.2
United States
AZEK Co., Inc. (The) (61,520) (2,844,685) (51,677) (0.2)
Baker Hughes Co. (103,832) (2,498,198) 58,146 0.3
Boeing Co. (The) (20,234) (4,073,509) 37,433 0.2
Carvana Co. (11,028) (2,556,180) 4,301 0.0
Cheniere Energy, Inc. (38,659) (3,920,796) 77,705 0.4
EQT Corp. (145,223) (3,167,314) 146,675 0.7
Fluor Corp. (106,695) (2,642,835) (18,138) (0.1)
Guardant Health, Inc. (36,085) (3,609,222) (157,331) (0.7)
Hess Corp. (56,584) (4,188,914) 89,403 0.4
Insulet Corp. (9,389) (2,498,131) 62,812 0.3
New Fortress Energy, Inc. (146,389) (3,533,830) 172,739 0.8
NOV, Inc. (189,644) (2,569,676) 11,379 0.1
Plug Power, Inc. (94,216) (2,659,718) 129,076 0.6
Progyny, Inc. (58,170) (2,928,860) 102,961 0.5
R1 RCM, Inc. (124,479) (3,172,970) (75,932) (0.3)
Snap, Inc. (60,208) (2,831,582) 96,935 0.4
Spirit AeroSystems Holdings, Inc. (73,540) (3,168,839) 62,509 0.3
Sunrun, Inc. (69,839) (2,395,478) (10,476) (0.0)
Trex Co., Inc. (19,180) (2,589,875) 33,181 0.2

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Virgin Galactic Holdings, Inc. (184,353) (2,466,643) 127,204 0.6
Wolfspeed, Inc. (22,150) (2,475,706) 29,681 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.13% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
01/13/2025
- 12/02/2026 $71,409,903 $(284,192) $(154,541) $(438,733)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 953,637 4,260,631 205,290 (46.8)
Ansell Ltd. 78,215 1,788,727 (46,585) 10.6
Aurizon Holdings Ltd. 868,655 2,206,929 63,531 (14.5)
BlueScope Steel Ltd. 101,698 1,552,558 (36,548) 8.3
Brambles Ltd. 164,838 1,275,240 6,186 (1.4)
carsales.com Ltd. 34,580 631,834 (32,794) 7.5
Cleanaway Waste Management Ltd. 477,812 1,087,681 71,899 (16.4)
Computershare Ltd. 31,418 457,356 6,255 (1.4)
Crown Resorts Ltd. 106,054 923,187 40,289 (9.2)
Domino's Pizza Enterprises Ltd. 6,694 574,556 (13,969) 3.2
Fortescue Metals Group Ltd. 156,170 2,195,245 118,400 (27.0)
Harvey Norman Holdings Ltd. 581,817 2,091,250 (83,679) 19.1
Incitec Pivot Ltd. 360,908 853,076 34,073 (7.8)
JB Hi-Fi Ltd. 69,859 2,456,552 33,004 (7.5)
Mineral Resources Ltd. 11,970 488,924 76,972 (17.5)
Qube Holdings Ltd. 524,661 1,211,125 (43,836) 10.0
Santos Ltd. 176,923 814,991 (36,375) 8.3
Seven Group Holdings Ltd. 23,240 365,656 4,196 (1.0)
South32 Ltd. 222,019 649,313 34,975 (8.0)
Tabcorp Holdings Ltd. 534,607 1,953,086 (34,312) 7.8
Treasury Wine Estates Ltd. 139,366 1,256,572 38,436 (8.8)
Worley Ltd. 216,485 1,677,151 30,050 (6.8)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Alumina Ltd. (910,974) (1,239,215) (25,933) 5.9
APA Group (661,116) (4,836,585) (209,440) 47.7
Boral Ltd. (315,662) (1,401,314) (177) 0.0
Cochlear Ltd. (2,546) (399,596) 4,072 (0.9)
CSL Ltd. (3,307) (699,432) 33,274 (7.6)
Evolution Mining Ltd. (282,337) (837,634) (25,782) 5.9
IDP Education Ltd. (106,397) (2,680,383) 80,035 (18.2)
IGO Ltd. (176,916) (1,481,675) (146,697) 33.4
Insurance Australia Group Ltd. (414,360) (1,284,112) 71,403 (16.3)
Macquarie Group Ltd. (2,559) (382,533) (6,544) 1.5
Medibank Pvt Ltd. (919,412) (2,239,322) 2,552 (0.6)
NEXTDC Ltd. (42,777) (397,212) (18,733) 4.3
Northern Star Resources Ltd. (65,892) (453,162) (10,414) 2.4
OZ Minerals Ltd. (41,074) (846,792) (37,800) 8.6
Pilbara Minerals Ltd. (1,329,388) (3,101,010) (668,785) 152.4
Qantas Airways Ltd. (154,179) (562,424) 6,033 (1.4)
QBE Insurance Group Ltd. (204,338) (1,687,370) 108,325 (24.7)
Ramsay Health Care Ltd. (11,668) (606,387) (11,726) 2.7
REA Group Ltd. (7,596) (926,269) 611 (0.1)
Reece Ltd. (61,385) (1,207,211) (114,448) 26.1
SEEK Ltd. (65,972) (1,572,752) 111,160 (25.3)
Sydney Airport (371,003) (2,342,321) (23,441) 5.3
Transurban Group (98,966) (994,044) (7,464) 1.7
Wesfarmers Ltd. (20,960) (904,349) 3,335 (0.8)
WiseTech Global Ltd. (12,171) (516,190) (58,254) 13.3
Woolworths Group Ltd. (32,414) (896,038) 60,252 (13.7)
New Zealand
Xero Ltd. (6,733) (689,185) 1,526 (0.3)
United States
James Hardie Industries plc (46,690) (1,879,374) 51,633 (11.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-2.80% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
01/13/2025
- 12/21/2026 $221,869,001 $4,725,561 $220,280 $4,945,841
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Anhui Conch Cement Co. Ltd. 398,500 1,993,203 (20,413) (0.4)
Bank of China Ltd. 5,692,000 2,047,790 33,064 0.7
Bank of Communications Co. Ltd. 2,467,000 1,491,332 7,530 0.2
Beijing Enterprises Holdings Ltd. 454,500 1,568,090 43,806 0.9
China Cinda Asset Management Co. Ltd. 10,871,000 1,980,057 125,847 2.5
China CITIC Bank Corp. Ltd. 6,329,000 2,745,335 (71,087) (1.4)
China Hongqiao Group Ltd. 3,522,000 3,722,588 172,278 3.5
China Medical System Holdings Ltd. 1,243,000 2,077,811 (39,149) (0.8)
China Merchants Port Holdings Co. Ltd. 1,014,000 1,850,624 (8,944) (0.2)
China Minsheng Banking Corp. Ltd. 4,492,500 1,717,798 (68,053) (1.4)
China National Building Material Co. Ltd. 1,280,000 1,571,507 39,893 0.8
China Resources Pharmaceutical Group Ltd. 3,420,000 1,557,768 49,040 1.0
China Taiping Insurance Holdings Co. Ltd. 1,395,000 1,915,577 (66,327) (1.3)
CITIC Ltd. 1,680,000 1,662,087 28,958 0.6
COSCO SHIPPING Holdings Co. Ltd. 840,000 1,628,725 27,936 0.6
CSPC Pharmaceutical Group Ltd. 1,998,000 2,175,599 (43,299) (0.9)
Hengan International Group Co. Ltd. 358,500 1,846,959 17,071 0.3
Kingboard Holdings Ltd. 352,000 1,714,967 (61,313) (1.2)
Kunlun Energy Co. Ltd. 2,356,000 2,210,702 (67,430) (1.4)
New China Life Insurance Co. Ltd. 1,130,200 3,023,979 (110,488) (2.2)
People's Insurance Co. Group of China Ltd. (The) 6,514,000 1,972,585 1,072 0.0
PetroChina Co. Ltd. 3,624,000 1,605,055 (46,208) (0.9)
PICC Property & Casualty Co. Ltd. 2,368,000 1,935,702 (150,495) (3.0)
Sinopharm Group Co. Ltd. 955,200 2,078,947 (13,110) (0.3)
Topsports International Holdings Ltd. 1,698,000 1,719,794 (222,519) (4.5)
Hong Kong
CK Asset Holdings Ltd. 273,872 1,727,575 91,938 1.9
WH Group Ltd. 6,395,500 4,014,796 (83,929) (1.7)
Xinyi Glass Holdings Ltd. 639,000 1,600,581 (67,944) (1.4)
United Kingdom
CK Hutchison Holdings Ltd. 822,500 5,295,605 (19,674) (0.4)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (786,200) (2,066,886) 5,129 0.1
BYD Co. Ltd. (45,000) (1,522,097) 160,644 3.2
China Conch Venture Holdings Ltd. (436,000) (2,132,581) (2,222) (0.0)
China International Capital Corp. Ltd. (667,600) (1,842,396) 71,083 1.4
China Mengniu Dairy Co. Ltd. (289,000) (1,638,304) 35,070 0.7
China Merchants Bank Co. Ltd. (574,000) (4,465,478) 417,064 8.4
CITIC Securities Co. Ltd. (1,015,000) (2,651,044) 108,507 2.2
ENN Energy Holdings Ltd. (110,800) (2,088,770) (97,927) (2.0)
ESR Cayman Ltd. (636,400) (2,152,693) (30,642) (0.6)
Ganfeng Lithium Co. Ltd. (169,200) (2,664,313) 342,123 6.9
Meituan (101,800) (2,943,801) 280,744 5.7
Microport Scientific Corp. (434,637) (1,584,252) 295,804 6.0
Postal Savings Bank of China Co. Ltd. (3,083,000) (2,165,029) 92,594 1.9
Sunny Optical Technology Group Co. Ltd. (63,900) (2,024,005) (6,451) (0.1)
Yihai International Holding Ltd. (496,000) (2,293,585) 654,620 13.2
ZhongAn Online P&C Insurance Co. Ltd. (946,800) (3,298,546) 101,265 2.0

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
AIA Group Ltd. (370,600) (3,740,409) 199,546 4.0
Hong Kong & China Gas Co. Ltd. (3,682,716) (5,744,171) (180,523) (3.6)
Man Wah Holdings Ltd. (1,390,400) (2,156,145) 158,305 3.2
Techtronic Industries Co. Ltd. (78,500) (1,564,890) 149,565 3.0
Wharf Real Estate Investment Co. Ltd. (542,000) (2,754,033) 123,183 2.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.10% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
01/14/2025
- 12/14/2026 $460,916,629 $6,326,149 $175,306 $6,501,455
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 89,100 4,256,583 (121,442) (1.9)
ENEOS Holdings, Inc. 927,400 3,464,591 (43,182) (0.7)
Iida Group Holdings Co. Ltd. 138,200 3,214,182 94,658 1.5
Kajima Corp. 295,000 3,390,293 (5,201) (0.1)
Marubeni Corp. 305,200 2,973,563 177,862 2.7
Mitsubishi Electric Corp. 237,600 3,015,866 (22,298) (0.3)
Mitsubishi HC Capital, Inc. 597,900 2,958,133 79,312 1.2
Mitsui Chemicals, Inc. 108,100 2,905,753 (88,584) (1.4)
MS&AD Insurance Group Holdings, Inc. 81,300 2,503,414 102,301 1.6
Nippon Express Co. Ltd. 55,700 3,333,356 99,309 1.5
Nippon Telegraph & Telephone Corp. 114,900 3,142,316 34,981 0.5
Nippon Yusen KK 34,200 2,607,851 177,448 2.7
Obayashi Corp. 367,000 2,840,340 29,769 0.5
Osaka Gas Co. Ltd. 292,400 4,836,081 89,019 1.4
Shimamura Co. Ltd. 33,800 2,836,515 (178,075) (2.7)
Sojitz Corp. 171,600 2,578,426 110,024 1.7
Sumitomo Heavy Industries Ltd. 112,000 2,718,556 105,283 1.6
Suntory Beverage & Food Ltd. 91,800 3,324,352 (22,917) (0.4)
Taiheiyo Cement Corp. 139,800 2,760,707 (39,677) (0.6)
Taisei Corp. 98,900 3,007,557 (6,113) (0.1)
Tokyo Electric Power Co. Holdings, Inc. 1,443,100 3,730,719 (109,777) (1.7)
Tokyo Gas Co. Ltd. 172,000 3,087,464 104,424 1.6
TOPPAN, Inc. 203,600 3,820,701 595,251 9.2
Tosoh Corp. 184,000 2,733,600 20,601 0.3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
ANA Holdings, Inc. (162,900) (3,405,406) (9,400) (0.1)
Asics Corp. (122,100) (2,706,895) 306,093 4.7
Daiichi Sankyo Co. Ltd. (101,400) (2,580,775) (88,316) (1.4)
Daikin Industries Ltd. (15,200) (3,443,094) 36,066 0.6
Japan Airport Terminal Co. Ltd. (88,300) (3,682,752) 251,145 3.9
Kakaku.com, Inc. (93,500) (2,499,562) 232,831 3.6
Keihan Holdings Co. Ltd. (114,900) (2,643,678) 19,057 0.3
Keyence Corp. (4,200) (2,640,784) (1,479) (0.0)
Kobe Bussan Co. Ltd. (89,000) (3,445,857) (246,670) (3.8)
Lasertec Corp. (13,100) (4,012,551) (472,399) (7.3)
M3, Inc. (88,900) (4,482,461) 145,298 2.2
Marui Group Co. Ltd. (190,600) (3,589,208) 107,163 1.6
Mercari, Inc. (62,900) (3,200,192) 435,295 6.7
Mitsubishi Motors Corp. (1,071,000) (2,984,341) 240,209 3.7
Nidec Corp. (22,100) (2,614,306) (52,601) (0.8)
Odakyu Electric Railway Co. Ltd. (139,800) (2,599,089) 51,302 0.8
Oriental Land Co. Ltd. (23,200) (3,912,150) (110,033) (1.7)
Park24 Co. Ltd. (210,900) (2,890,969) 305,009 4.7
Pigeon Corp. (149,000) (2,851,483) (6,672) (0.1)
SoftBank Corp. (204,600) (2,584,216) 104,724 1.6
SoftBank Group Corp. (55,400) (2,655,885) 18,838 0.3
Sony Group Corp. (24,800) (3,131,701) (99,642) (1.5)
TOTO Ltd. (54,400) (2,509,881) 116,245 1.8
Unicharm Corp. (80,800) (3,515,381) (145,711) (2.2)
West Japan Railway Co. (79,500) (3,324,922) 213,562 3.3
Z Holdings Corp. (455,600) (2,628,809) 257,404 4.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.48% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
38-61 months
maturity
ranging from
01/13/2025
- 12/14/2026 $748,680,232 $2,022,352 $309,301 $2,331,653
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alaska Air Group, Inc. 60,066 3,129,439 39,078 1.7
Allstate Corp. (The) 23,975 2,820,659 239,271 10.3
AMERCO 3,906 2,836,654 46,442 2.0

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Arrow Electronics, Inc. 34,440 4,624,259 296,528 12.7
Bio-Rad Laboratories, Inc. 6,331 4,783,514 11,269 0.5
Boyd Gaming Corp. 43,943 2,881,343 104,736 4.5
Brunswick Corp. 30,447 3,066,926 129,704 5.6
HP, Inc. 80,232 3,022,339 121,953 5.2
International Paper Co. 93,861 4,409,590 76,027 3.3
Jabil, Inc. 52,621 3,701,887 454,118 19.5
ManpowerGroup, Inc. 33,105 3,222,110 120,989 5.2
MDU Resources Group, Inc. 116,375 3,589,005 257,189 11.0
Molson Coors Beverage Co. 60,152 2,788,045 46,919 2.0
NRG Energy, Inc. 69,220 2,981,998 318,972 13.7
Nu Skin Enterprises, Inc. 67,030 3,401,772 319,062 13.7
Packaging Corp. of America 22,843 3,110,074 158,302 6.8
PerkinElmer, Inc. 18,022 3,623,503 245,640 10.5
Regeneron Pharmaceuticals, Inc. 4,461 2,817,211 (152,566) (6.5)
TD SYNNEX Corp. (Non-Voting) 25,352 2,899,255 173,661 7.4
Texas Roadhouse, Inc. 36,012 3,215,151 50,777 2.2
Thermo Fisher Scientific, Inc. 5,932 3,958,068 178,968 7.7
UGI Corp. 71,550 3,284,860 97,279 4.2
United Therapeutics Corp. 17,829 3,852,490 517,753 22.2
Unum Group 126,801 3,115,501 56,197 2.4
Waters Corp. 7,740 2,883,924 223,531 9.6
Werner Enterprises, Inc. 84,293 4,017,404 150,884 6.5
Westrock Co. 86,219 3,824,675 28,716 1.2
Short Positions
Common Stocks
United States
10X Genomics, Inc. (25,418) (3,786,265) (137,905) (5.9)
Adaptive Biotechnologies Corp. (120,419) (3,378,957) (78,272) (3.4)
American Airlines Group, Inc. (164,386) (2,952,373) 29,589 1.3
American Water Works Co., Inc. (20,007) (3,778,522) (260,891) (11.2)
Atmos Energy Corp. (30,931) (3,240,641) (295,082) (12.7)
Ball Corp. (52,211) (5,026,353) (190,570) (8.2)
Beyond Meat, Inc. (50,064) (3,262,170) 240,948 10.3
Bright Horizons Family Solutions, Inc. (22,796) (2,869,560) (54,254) (2.3)
CenterPoint Energy, Inc. (164,830) (4,600,405) (60,987) (2.6)
Delta Air Lines, Inc. (75,427) (2,947,687) (44,618) (1.9)
Dominion Energy, Inc. (52,643) (4,135,634) (124,764) (5.4)
Iridium Communications, Inc. (79,609) (3,287,056) (74,036) (3.2)
LendingTree, Inc. (32,507) (3,985,358) (291,263) (12.5)
Liberty Broadband Corp. (23,199) (3,737,359) (248,925) (10.7)
Lyft, Inc. (83,843) (3,582,611) (165,171) (7.1)
Madison Square Garden Sports Corp. (19,452) (3,379,396) (64,581) (2.8)
NiSource, Inc. (118,096) (3,260,631) (207,849) (8.9)
ONE Gas, Inc. (39,464) (3,062,012) (270,065) (11.6)
Pure Storage, Inc. (88,004) (2,864,530) (9,680) (0.4)
Royal Caribbean Cruises Ltd. (41,132) (3,163,051) (90,490) (3.9)
Tesla, Inc. (4,196) (4,434,249) (219,969) (9.4)
T-Mobile US, Inc. (25,053) (2,905,647) (49,341) (2.1)
Uber Technologies, Inc. (102,277) (4,288,475) (449,780) (19.3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.10% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
53-60 months
maturity
ranging from
04/20/2026
- 11/26/2026 $28,777,654 $(257,219) $4,147 $(253,072)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 42,683 766,151 20,419 (8.1)
South Africa
Absa Group Ltd. 54,816 524,620 3,728 (1.5)
African Rainbow Minerals Ltd. 51,077 741,137 36,237 (14.3)
Anglo American Platinum Ltd. 2,054 234,273 (4,112) 1.6
Aspen Pharmacare Holdings Ltd. 61,688 868,858 33,456 (13.2)
Exxaro Resources Ltd. 83,252 798,665 (3,820) 1.5
Impala Platinum Holdings Ltd. 138,853 1,958,762 89,525 (35.4)
Kumba Iron Ore Ltd. 27,938 805,708 10,311 (4.1)
Mr Price Group Ltd. 4,700 58,946 (3,096) 1.2
MTN Group Ltd. 104,764 1,122,960 79,561 (31.4)
MultiChoice Group 223,546 1,713,616 (65,312) 25.8
Nedbank Group Ltd. 31,510 346,086 6,026 (2.4)
Sasol Ltd. 30,838 504,897 (43,395) 17.1
Shoprite Holdings Ltd. 92,324 1,210,206 22,650 (8.9)
Sibanye Stillwater Ltd. 733,090 2,279,413 19,560 (7.7)
SPAR Group Ltd. (The) 21,076 221,037 4,646 (1.8)
Standard Bank Group Ltd. 26,278 230,862 8,190 (3.2)
Woolworths Holdings Ltd. 30,890 100,531 (2,544) 1.0
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (66,973) (796,237) (4,191) 1.7
Capitec Bank Holdings Ltd. (31,717) (4,060,015) (258,750) 102.2
Clicks Group Ltd. (74,068) (1,466,625) (62,033) 24.5
Discovery Ltd. (236,319) (2,129,170) (66,446) 26.3
FirstRand Ltd. (344,125) (1,312,884) (43,941) 17.4
Naspers Ltd. (8,082) (1,254,417) 12,567 (5.0)
Northam Platinum Holdings Ltd. (87,033) (1,144,237) (37,106) 14.7
Old Mutual Ltd. (290,464) (238,787) (16,998) 6.7
Rand Merchant Investment Holdings Ltd. (50,338) (142,923) 4,126 (1.6)
Sanlam Ltd. (309,054) (1,151,267) 9,997 (4.0)
Tiger Brands Ltd. (4,283) (48,649) (520) 0.2
Vodacom Group Ltd. (64,651) (545,715) (5,954) 2.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.33% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
39-61 months
maturity
ranging from
02/25/2025
- 12/11/2026 $117,117,749 $1,233,157 $26,352 $1,259,509
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 112,846 1,025,913 71,612 5.7
Atco Ltd. 37,733 1,273,726 8,256 0.7
Bank of Nova Scotia (The) 17,921 1,268,687 31,294 2.5
Canadian Imperial Bank of Commerce 12,037 1,403,103 22,898 1.8
Canadian Natural Resources Ltd. 61,418 2,595,195 169,676 13.5
Canadian Tire Corp. Ltd. 22,384 3,210,683 54,566 4.3
CI Financial Corp. 65,329 1,365,508 (9,403) (0.7)
Empire Co. Ltd. 52,756 1,607,349 (54,257) (4.3)
Fairfax Financial Holdings Ltd. 5,188 2,552,023 156,798 12.4
Finning International, Inc. 53,371 1,345,087 37,359 3.0
iA Financial Corp., Inc. 22,524 1,288,815 22,391 1.8
Imperial Oil Ltd. 29,499 1,063,872 73,694 5.9
Kinross Gold Corp. 244,481 1,418,626 34,482 2.7
Magna International, Inc. 35,630 2,882,905 74,307 5.9
Manulife Financial Corp. 107,339 2,045,886 56,801 4.5
National Bank of Canada 17,822 1,358,752 (5,006) (0.4)
Nutrien Ltd. 26,725 2,008,785 79,133 6.3
Onex Corp. 21,145 1,659,572 67,255 5.3
Quebecor, Inc. 52,227 1,178,767 18,941 1.5
Royal Bank of Canada 10,851 1,151,624 27,638 2.2
Stantec, Inc. 20,402 1,146,267 24,339 1.9
Suncor Energy, Inc. 64,640 1,617,341 87,928 7.0
TFI International, Inc. 21,775 2,442,167 91,861 7.3
Tourmaline Oil Corp. 112,696 3,638,487 118,794 9.4
West Fraser Timber Co. Ltd. 36,442 3,476,675 234,499 18.6
Chile
Lundin Mining Corp. 171,086 1,336,282 (103,422) (8.2)
United States
BRP, Inc. 19,998 1,751,673 111,895 8.9
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (28,062) (1,204,162) (25,719) (2.0)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada
Air Canada (226,286) (3,779,931) (176,516) (14.0)
Algonquin Power & Utilities Corp. (157,506) (2,274,900) (38,801) (3.1)
Ballard Power Systems, Inc. (202,481) (2,543,518) 122,318 9.7
BCE, Inc. (39,902) (2,075,932) (3,654) (0.3)
BlackBerry Ltd. (117,454) (1,097,519) (3,346) (0.3)
Boralex, Inc. (41,959) (1,150,352) (360) (0.0)
Brookfield Asset Management, Inc. (32,538) (1,964,961) (64,540) (5.1)
CAE, Inc. (76,120) (1,920,225) (51,238) (4.1)
Cameco Corp. (87,384) (1,905,254) (21,440) (1.7)
Canada Goose Holdings, Inc. (45,866) (1,699,829) 4,199 0.3
Canadian Utilities Ltd. (63,976) (1,855,630) (9,046) (0.7)
Canopy Growth Corp. (177,726) (1,551,125) 186,276 14.8
Dollarama, Inc. (39,216) (1,962,738) (37,842) (3.0)
Element Fleet Management Corp. (190,380) (1,938,491) (48,881) (3.9)
Emera, Inc. (26,903) (1,344,565) (8,661) (0.7)
Fortis, Inc. (22,145) (1,068,429) (8,903) (0.7)
Franco-Nevada Corp. (9,507) (1,314,799) (20,437) (1.6)
GFL Environmental, Inc. (43,780) (1,655,399) (74,330) (5.9)
Innergex Renewable Energy, Inc. (136,071) (2,000,807) (19,895) (1.6)
Pembina Pipeline Corp. (39,579) (1,200,558) (10,091) (0.8)
Shopify, Inc. (1,595) (2,196,131) (43,966) (3.5)
WSP Global, Inc. (15,300) (2,221,067) (63,003) (5.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.20% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
38-60 months
maturity
ranging from
01/21/2025
- 12/02/2026 $146,211,944 $(465,239) $414,477 $(50,762)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 41,181 1,225,329 10,339 (20.4)
Rio Tinto plc 34,347 2,265,057 (1,674) 3.3
Netherlands
Royal Dutch Shell plc 99,955 2,190,455 34,331 (67.6)
Russia
Coca-Cola HBC AG 74,762 2,588,659 37,982 (74.8)
Evraz plc 186,121 1,521,692 9,799 (19.3)
South Africa
Anglo American plc 66,609 2,739,778 85,298 (168.0)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
Ashtead Group plc 25,251 2,035,598 (25,746) 50.7
Aviva plc 410,413 2,287,714 48,956 (96.4)
BAE Systems plc 227,975 1,700,055 55,826 (110.0)
Barratt Developments plc 128,730 1,307,187 51,103 (100.7)
BP plc 529,882 2,374,202 (19,319) 38.1
Britvic plc 115,159 1,434,036 3,407 (6.7)
BT Group plc 1,132,750 2,605,894 38,810 (76.5)
Centrica plc 2,918,052 2,829,731 200,727 (395.4)
DCC plc 33,732 2,761,409 (13,053) 25.7
DS Smith plc 357,287 1,860,717 (4,431) 8.7
Imperial Brands plc 68,815 1,508,067 28,454 (56.1)
Inchcape plc 98,241 1,209,400 68,245 (134.4)
Investec plc 259,374 1,430,014 49,035 (96.6)
Kingfisher plc 616,299 2,834,818 19,370 (38.2)
Marks & Spencer Group plc 634,682 1,996,585 65,942 (129.9)
Melrose Industries plc 631,180 1,372,681 116,605 (229.7)
Next plc 12,014 1,328,785 64,235 (126.5)
Pennon Group plc 147,340 2,332,713 (22,548) 44.4
Persimmon plc 50,448 1,955,317 78,717 (155.1)
Royal Mail plc 615,703 4,221,397 82,885 (163.3)
Tate & Lyle plc 188,934 1,699,812 23,868 (47.0)
Travis Perkins plc 59,982 1,266,256 26,934 (53.1)
Short Positions
Common Stocks
United Kingdom
AstraZeneca plc (17,285) (2,018,360) (26,038) 51.3
Croda International plc (16,960) (2,323,036) (44,691) 88.0
Dechra Pharmaceuticals plc (17,600) (1,272,035) (79,150) 155.9
Diageo plc (56,035) (3,063,773) (46,262) 91.1
Experian plc (33,200) (1,635,296) (55,873) 110.1
Halma plc (51,278) (2,223,357) (92,771) 182.8
Hargreaves Lansdown plc (130,518) (2,398,420) (15,175) 29.9
HomeServe plc (101,585) (1,202,441) (25,624) 50.5
Informa plc (453,395) (3,174,482) (93,291) 183.8
InterContinental Hotels Group plc (21,756) (1,406,505) (87,508) 172.4
Legal & General Group plc (359,555) (1,451,989) (53,145) 104.7
Ocado Group plc (136,917) (3,115,045) 73,325 (144.4)
Prudential plc (246,969) (4,270,800) (9,764) 19.2
Reckitt Benckiser Group plc (67,007) (5,768,207) (116,056) 228.6
RELX plc (48,187) (1,573,158) (46,350) 91.3
Rentokil Initial plc (484,940) (3,838,663) (320,274) 630.9
Rolls-Royce Holdings plc (1,878,612) (3,135,662) (227,264) 447.7
Spirax-Sarco Engineering plc (5,750) (1,251,375) (53,689) 105.8
St James's Place plc (66,816) (1,526,895) (65,558) 129.1
Weir Group plc (The) (50,938) (1,182,047) (49,513) 97.5
Whitbread plc (45,341) (1,844,364) (142,635) 281.0
United States
Ferguson plc (12,476) (2,216,072) (52,982) 104.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-1.35% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
04/17/2026
- 12/18/2026 $9,569,222 $78,433 $(632) $77,801
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Poland
Cyfrowy Polsat SA 29,080 250,588 (1,689) (2.2)
KGHM Polska Miedz SA 5,910 205,143 (3,358) (4.3)
Orange Polska SA 29,841 62,583 4,933 6.3
PGE Polska Grupa Energetyczna SA 664,797 1,326,555 56,037 72.0
Polski Koncern Naftowy ORLEN SA 53,050 977,814 17,928 23.0
Polskie Gornictwo Naftowe i Gazownictwo SA 955,074 1,493,630 105,413 135.5
Short Positions
Common Stocks
Poland
Allegro.eu SA (69,823) (672,160) (14,792) (19.0)
CD Projekt SA (5,014) (238,478) (3,253) (4.2)
Dino Polska SA (20,136) (1,835,611) (97,956) (125.9)
LPP SA (230) (981,845) 14,023 18.0
Powszechna Kasa Oszczednosci Bank Polski SA (16,487) (182,869) (11,062) (14.2)
Powszechny Zaklad Ubezpieczen SA (144,705) (1,263,629) 18,539 23.8
Santander Bank Polska SA (912) (78,317) (6,330) (8.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
39-61 months
maturity
ranging from
02/25/2025
- 12/14/2026 $17,277,841 $248,073 $(62,825) $185,248
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 343,200 1,056,223 17,157 9.3
Yangzijiang Shipbuilding Holdings Ltd. 4,935,500 4,903,850 178,020 96.1
Singapore
DBS Group Holdings Ltd. 11,200 271,252 1,626 0.9
Genting Singapore Ltd. 3,080,600 1,771,990 11,926 6.4
Oversea-Chinese Banking Corp. Ltd. 25,100 212,440 673 0.4
Singapore Airlines Ltd. 39,800 147,568 3,714 2.0
United Overseas Bank Ltd. 9,800 195,723 (254) (0.1)
Venture Corp. Ltd. 116,800 1,587,177 (11,731) (6.3)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (435,900) (2,205,387) (12,605) (6.8)
Keppel Corp. Ltd. (212,600) (808,519) 759 0.4
SATS Ltd. (126,400) (364,715) (5,438) (2.9)
Singapore Technologies Engineering Ltd. (137,500) (383,724) (4,149) (2.2)
Singapore Telecommunications Ltd. (1,888,700) (3,251,364) 69,589 37.6
UOL Group Ltd. (22,400) (117,909) (1,214) (0.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.25% to 0.70%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
04/17/2026
- 12/18/2026 $12,645,380 $534,653 $(453,348) $81,305
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Chile
Cencosud SA 1,047,938 1,752,713 85,864 105.6
Colbun SA 2,626,273 213,616 28,130 34.6
Empresas CMPC SA 38,608 64,709 (1,742) (2.1)
Falabella SA 95,593 311,799 5,316 6.5
Malaysia
Axiata Group Bhd. 177,600 177,344 23,733 29.2
CIMB Group Holdings Bhd. 150,300 196,603 151,698 186.6
Genting Bhd. 432,800 484,793 25,273 31.1
Hartalega Holdings Bhd. 455,600 626,641 52,215 64.2

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Malaysia (continued)
IHH Healthcare Bhd. 19,600 34,533 4,158 5.1
Kossan Rubber Industries Bhd. 2,268,200 1,045,354 99,263 122.1
MISC Bhd. 177,700 300,427 10,262 12.6
RHB Bank Bhd. 228,900 294,828 7,313 9.0
Sime Darby Bhd. 514,600 286,786 23,357 28.7
Sime Darby Plantation Bhd. 82,700 74,640 3,307 4.1
Supermax Corp. Bhd. 2,701,340 953,185 44,096 54.2
Tenaga Nasional Bhd. 126,800 284,233 (1,551) (1.9)
Top Glove Corp. Bhd. 2,361,400 1,468,081 259,259 318.9
Short Positions
Common Stocks
Malaysia
DiGi.Com Bhd. (801,700) (839,033) (107,538) (132.3)
Genting Malaysia Bhd. (167,400) (115,640) (4,172) (5.1)
Malaysia Airports Holdings Bhd. (34,900) (50,091) (2,207) (2.7)
Nestle Malaysia Bhd. (2,400) (77,296) (2,509) (3.1)
Press Metal Aluminium Holdings Bhd. (1,266,400) (1,757,031) (130,325) (160.3)
Public Bank Bhd. (1,238,400) (1,236,004) (38,547) (47.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-8.95% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-24 months
maturity
ranging from
01/21/2022
- 12/28/2023 $99,123,237 $(2,034,129) $3,999,314 $1,965,185
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
Cheil Worldwide, Inc. 42,426 814,111 (34,874) (1.8)
CJ Corp. 11,738 822,532 (21,089) (1.1)
CJ ENM Co. Ltd. 13,560 1,580,824 (33,557) (1.7)
Doosan Bobcat, Inc. 35,365 1,210,290 3,497 0.2
E-MART, Inc. 19,418 2,461,649 (25,216) (1.3)
Fila Holdings Corp. 46,822 1,411,033 22,370 1.1
GS Holdings Corp. 25,310 831,312 (39,829) (2.0)
Hankook Tire & Technology Co. Ltd. 47,101 1,573,516 (45,662) (2.3)
HMM Co. Ltd. 104,743 2,369,345 30,642 1.6
Hyundai Engineering & Construction Co. Ltd. 20,838 777,527 (10,800) (0.5)
Hyundai Glovis Co. Ltd. 10,098 1,423,988 (47,937) (2.4)
Hyundai Mobis Co. Ltd. 10,703 2,287,842 (70,362) (3.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Industrial Bank of Korea 95,198 823,534 (62,793) (3.2)
Kia Corp. 39,260 2,709,454 (95,658) (4.9)
Kumho Petrochemical Co. Ltd. 16,484 2,297,931 (285,398) (14.5)
LG Corp. 11,239 765,009 (17,180) (0.9)
LG Display Co. Ltd. 57,770 1,191,086 56,957 2.9
LG Electronics, Inc. 16,079 1,861,637 (7,935) (0.4)
Lotte Chemical Corp. 12,732 2,322,578 (139,396) (7.1)
Lotte Shopping Co. Ltd. 17,863 1,308,858 (30,660) (1.6)
Meritz Securities Co. Ltd. 223,093 965,926 (28,439) (1.4)
Mirae Asset Securities Co. Ltd. 125,902 914,645 (24,170) (1.2)
NH Investment & Securities Co. Ltd. 134,472 1,412,370 (105,872) (5.4)
POSCO 9,167 2,125,707 (48,545) (2.5)
Samsung Life Insurance Co. Ltd. 37,009 1,992,832 (124,463) (6.3)
Samsung SDS Co. Ltd. 5,619 738,092 (19,409) (1.0)
SK Telecom Co. Ltd. 26,384 1,282,167 (80,548) (4.1)
Woori Financial Group, Inc. 381,408 4,067,459 (158,446) (8.1)
Short Positions
Common Stocks
South Korea
Alteogen, Inc. (14,000) (890,304) (44,535) (2.3)
Celltrion Healthcare Co. Ltd. (24,283) (1,635,954) 73,071 3.7
Doosan Heavy Industries & Construction Co. Ltd. (67,100) (1,148,851) (9,646) (0.5)
Hanon Systems (83,771) (947,295) 33,804 1.7
Hyundai Motor Co. (15,220) (2,671,558) 66,336 3.4
Hyundai Steel Co. (23,529) (810,294) 21,354 1.1
Iljin Materials Co. Ltd. (8,460) (957,886) (70,436) (3.6)
Kakao Corp. (21,824) (2,060,890) 16,973 0.9
KB Financial Group, Inc. (38,950) (1,801,216) 59,563 3.0
L&F Co. Ltd. (9,929) (1,847,588) (116,695) (5.9)
LG Chem Ltd. (3,485) (1,801,613) 39,475 2.0
LG Household & Health Care Ltd. (1,304) (1,203,548) 40,188 2.0
NAVER Corp. (4,042) (1,283,017) 12,834 0.7
Pearl Abyss Corp. (11,613) (1,349,594) (66,817) (3.4)
POSCO Chemical Co. Ltd. (34,330) (4,148,407) (41,013) (2.1)
Samsung Biologics Co. Ltd. (3,157) (2,397,131) (40,387) (2.1)
Samsung C&T Corp. (7,396) (739,010) (9,910) (0.5)
Samsung Heavy Industries Co. Ltd. (328,513) (1,566,160) (41,025) (2.1)
Samsung SDI Co. Ltd. (5,902) (3,245,935) (43,435) (2.2)
SK Innovation Co. Ltd. (19,268) (3,858,057) (221,513) (11.3)
SK, Inc. (10,555) (2,225,198) 51,484 2.6
SKC Co. Ltd. (12,833) (1,875,638) (69,925) (3.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
6-52 months
maturity
05/18/2022 $54,765,688 $(440,861) $(10,711) $(451,572)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 6,112 110,600 72 (0.0)
Switzerland
Adecco Group AG (Registered) 56,378 2,872,875 116,029 (25.7)
Alcon, Inc. 2,294 202,343 5,773 (1.3)
Baloise Holding AG (Registered) 4,131 674,233 21,628 (4.8)
BKW AG 10,066 1,307,018 12,117 (2.7)
Bucher Industries AG (Registered) 944 465,174 24,405 (5.4)
Cie Financiere Richemont SA 922 137,779 4,869 (1.1)
Credit Suisse Group AG (Registered) 57,403 556,558 8,821 (2.0)
DKSH Holding AG 8,708 717,759 20,872 (4.6)
dormakaba Holding AG 1,010 667,060 11,274 (2.5)
Flughafen Zurich AG (Registered) 2,494 447,882 15,521 (3.4)
Georg Fischer AG (Registered) 368 556,790 13,804 (3.1)
Helvetia Holding AG (Registered) 4,661 547,552 6,299 (1.4)
Holcim Ltd. 22,131 1,125,562 32,532 (7.2)
Kuehne + Nagel International AG (Registered) 7,629 2,456,976 130,633 (28.9)
Novartis AG (Registered) 10,430 916,505 3,021 (0.7)
OC Oerlikon Corp. AG (Registered) 4,511 46,134 1,120 (0.2)
Roche Holding AG 3,947 1,637,457 (3,926) 0.9
SGS SA (Registered) 53 176,686 4,016 (0.9)
Sonova Holding AG (Registered) 1,759 687,412 31,709 (7.0)
Sulzer AG (Registered) 5,709 560,834 17,111 (3.8)
Swatch Group AG (The) 10,653 3,244,222 80,047 (17.7)
Swiss Life Holding AG (Registered) 200 122,195 413 (0.1)
Swisscom AG (Registered) 3,300 1,861,610 (14,363) 3.2
Tecan Group AG (Registered) 2,452 1,489,262 22,530 (5.0)
UBS Group AG (Registered) 87,049 1,562,468 19,756 (4.4)
Vifor Pharma AG 1,656 294,185 3,889 (0.9)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (Registered) (1,477) (1,156,561) (134,448) 29.8
Banque Cantonale Vaudoise (Registered) (9,037) (700,954) (21,379) 4.7
Barry Callebaut AG (Registered) (280) (679,742) (11,040) 2.4
Belimo Holding AG (Registered) (1,858) (1,179,805) (92,222) 20.4
Chocoladefabriken Lindt & Spruengli AG (179) (2,481,091) (128,763) 28.5
Clariant AG (Registered) (12,798) (265,850) (1,359) 0.3
Dufry AG (Registered) (58,506) (2,884,027) (234,418) 51.9
EMS-Chemie Holding AG (Registered) (1,556) (1,738,956) (15,790) 3.5
Geberit AG (Registered) (791) (644,771) (22,142) 4.9
Givaudan SA (Registered) (450) (2,360,973) (5,317) 1.2
Idorsia Ltd. (111,181) (2,265,733) (134,325) 29.7
Logitech International SA (Registered) (19,519) (1,637,404) 3,755 (0.8)
Lonza Group AG (Registered) (1,487) (1,238,059) (17,263) 3.8
Nestle SA (Registered) (13,038) (1,820,331) 1,773 (0.4)
Partners Group Holding AG (770) (1,271,123) (31,968) 7.1
Schindler Holding AG (2,009) (539,276) (6,975) 1.5
SIG Combibloc Group AG (117,858) (3,282,840) (105,392) 23.3
Sika AG (Registered) (2,967) (1,233,137) (29,715) 6.6
Straumann Holding AG (Registered) (97) (205,115) (11,109) 2.5
Temenos AG (Registered) (4,358) (600,713) 11,052 (2.4)
VAT Group AG (2,006) (994,021) (43,351) 9.6
United States
Swiss Re AG (1,419) (140,075) (437) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
11-49 months
maturity
02/17/2022 $36,003,711 $238,700 $(4,619) $234,081
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,889 6,742,433 409,543 175.0
Carlsberg A/S 11,071 1,911,383 65,298 27.9
Coloplast A/S 809 142,445 6,489 2.8
Demant A/S 5,980 306,213 20,488 8.8
GN Store Nord A/S 7,017 440,287 10,425 4.5
H Lundbeck A/S 40,618 1,045,814 54,834 23.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
ISS A/S 43,183 818,783 53,505 22.9
Jyske Bank A/S (Registered) 6,931 356,524 9,000 3.8
Novo Nordisk A/S 17,594 1,976,261 (82,755) (35.4)
Pandora A/S 19,937 2,479,982 133,366 57.0
ROCKWOOL International A/S 914 399,124 10,813 4.6
Royal Unibrew A/S 4,595 516,859 2,961 1.3
Short Positions
Common Stocks
Denmark
Ambu A/S (45,872) (1,210,737) (69,103) (29.5)
Chr Hansen Holding A/S (26,036) (2,052,949) (26,545) (11.3)
Danske Bank A/S (50,564) (872,937) (34,428) (14.7)
DSV A/S (6,356) (1,481,128) (90,085) (38.5)
Genmab A/S (2,041) (814,671) (42,508) (18.2)
Novozymes A/S (23,077) (1,894,848) (47,669) (20.4)
Orsted A/S (34,602) (4,431,378) (34,354) (14.7)
SimCorp A/S (4,401) (479,673) (20,746) (8.9)
Tryg A/S (106,494) (2,628,019) (18,603) (7.9)
Vestas Wind Systems A/S (98,547) (3,001,263) (71,226) (30.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
11-61 months
maturity
11/11/2022 $291,362,203 $(1,431,218) $34,364 $(1,396,854)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 47,302 2,449,643 79,761 (5.7)
Proximus SADP 148,899 2,907,962 (94,611) 6.8
Finland
Nokia OYJ 386,353 2,447,040 72,911 (5.2)
Valmet OYJ 50,240 2,154,074 82,452 (5.9)
France
BNP Paribas SA 31,025 2,145,102 159,898 (11.4)
Carrefour SA 128,760 2,360,621 74,822 (5.4)
Cie de Saint-Gobain 96,607 6,795,976 353,226 (25.3)
Electricite de France SA 298,342 3,508,889 136,210 (9.8)
Orange SA 262,320 2,802,151 22,926 (1.6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Rexel SA 127,673 2,585,694 95,895 (6.9)
Rubis SCA 74,514 2,228,210 33,451 (2.4)
Societe Generale SA 68,891 2,367,696 118,345 (8.5)
TotalEnergies SE 56,704 2,886,247 66,975 (4.8)
Germany
Covestro AG 37,350 2,298,820 88,911 (6.4)
Deutsche Bank AG (Registered) 221,122 2,754,079 2,372 (0.2)
Deutsche Post AG (Registered) 57,478 3,697,031 181,846 (13.0)
ProSiebenSat.1 Media SE 195,098 3,099,317 110,018 (7.9)
Rheinmetall AG 26,755 2,517,917 42,467 (3.0)
Luxembourg
ArcelorMittal SA 87,408 2,803,933 (50,761) 3.6
Netherlands
ASR Nederland NV 87,345 4,022,525 95,146 (6.8)
Koninklijke Ahold Delhaize NV 113,982 3,911,448 16,593 (1.2)
NN Group NV 40,280 2,178,354 62,942 (4.5)
Randstad NV 40,276 2,747,518 132,141 (9.5)
Signify NV 83,784 3,890,241 216,649 (15.5)
Spain
Acerinox SA 193,847 2,494,552 88,481 (6.3)
Repsol SA 405,107 4,797,735 210,481 (15.1)
Telefonica SA 585,362 2,538,253 (31,150) 2.2
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (40,561) (2,445,422) 9,459 (0.7)
China
Prosus NV (41,038) (3,398,975) (155,304) 11.1
Finland
Elisa OYJ (42,529) (2,618,765) (20,396) 1.5
France
Accor SA (80,387) (2,605,618) (186,303) 13.3
Aeroports de Paris (22,647) (2,921,547) (134,946) 9.7
Alstom SA (84,113) (2,986,892) (199,804) 14.3
Edenred (45,963) (2,122,497) (50,119) 3.6
Getlink SE (148,449) (2,458,657) (163,296) 11.7
Orpea SA (23,330) (2,339,725) (38,316) 2.7
Pernod Ricard SA (14,770) (3,553,335) (30,267) 2.2
Remy Cointreau SA (11,978) (2,911,484) (52,886) 3.8
Safran SA (29,233) (3,578,801) (208,459) 14.9
Sartorius Stedim Biotech (5,373) (2,950,885) (160,375) 11.5
Germany
Commerzbank AG (393,288) (2,975,452) (122,851) 8.8
Deutsche Lufthansa AG (Registered) (452,234) (3,166,521) (94,222) 6.7
MTU Aero Engines AG (17,020) (3,455,810) (172,176) 12.3
Netherlands
ABN AMRO Bank NV (161,090) (2,367,976) (88,282) 6.3
Argenx SE (9,234) (3,283,685) (371,463) 26.6
IMCD NV (12,821) (2,833,483) (84,906) 6.1
Saudi Arabia
Delivery Hero SE (20,732) (2,294,837) (132,050) 9.5
Spain
Amadeus IT Group SA (60,710) (4,107,897) (259,375) 18.6
Cellnex Telecom SA (98,037) (5,679,050) (230,767) 16.5
Ferrovial SA (174,060) (5,443,499) (350,634) 25.1

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
3-49 months
maturity
02/17/2022 $14,743,967 $(3,153) $2,427 $(726)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 54,407 2,743,103 (28,010) 3858.2
Norway
Equinor ASA 56,679 1,500,821 (20,022) 2757.9
Leroy Seafood Group ASA 31,925 249,490 11,060 (1523.5)
Norsk Hydro ASA 306,003 2,407,812 117,584 (16196.2)
Orkla ASA 11,183 112,094 3,227 (444.5)
United Kingdom
Subsea 7 SA 83,363 596,333 4,582 (631.1)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (12,488) (825,388) 25,544 (3518.4)
France
Adevinta ASA (56,223) (746,870) (1,791) 246.7
Norway
Gjensidige Forsikring ASA (36,897) (895,155) (7,092) 976.8
Mowi ASA (18,347) (434,214) (5,227) 720.0
Salmar ASA (7,473) (515,412) (13,177) 1814.9
Schibsted ASA (26,303) (1,014,104) 2,727 (375.6)
Telenor ASA (33,924) (533,254) (3,983) 548.6
TOMRA Systems ASA (30,345) (2,169,917) (88,575) 12200.4

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
4-49 months
maturity
02/17/2022 $52,068,343 $(581,494) $(10,050) $(591,544)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 23,725 682,998 23,810 (4.0)
BillerudKorsnas AB 56,777 1,068,522 (71,806) 12.1
Boliden AB 47,157 1,818,362 24,344 (4.1)
Electrolux AB 109,740 2,657,868 79,288 (13.4)
Elekta AB 34,110 431,271 20,250 (3.4)
Essity AB 62,012 2,023,129 33,021 (5.6)
Getinge AB 71,885 3,132,904 154,132 (26.1)
H & M Hennes & Mauritz AB 52,160 1,023,489 52,107 (8.8)
Hexpol AB 13,788 184,384 7,343 (1.2)
Husqvarna AB 83,593 1,336,561 48,140 (8.1)
ICA Gruppen AB 22,561 1,334,255 1,016 (0.2)
Saab AB 41,489 1,053,808 32,364 (5.5)
Sandvik AB 5,491 153,054 9,521 (1.6)
Securitas AB 234,592 3,227,157 91,934 (15.5)
Skanska AB 17,811 460,257 22,146 (3.7)
SKF AB 43,652 1,032,358 26,066 (4.4)
SSAB AB 247,558 1,430,889 24,994 (4.2)
Svenska Handelsbanken AB 17,090 184,708 7,703 (1.3)
Swedbank AB 6,715 134,944 3,382 (0.6)
Swedish Orphan Biovitrum AB 31,732 648,905 6,700 (1.1)
Telefonaktiebolaget LM Ericsson 185,157 2,037,290 50,221 (8.5)
Telia Co. AB 91,846 359,207 2,722 (0.5)
Trelleborg AB 38,304 1,004,998 70,236 (11.9)
Volvo AB 28,809 666,252 34,116 (5.8)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (12,594) (358,002) (12,975) 2.2
Sweden
AAK AB (38,846) (837,549) (8,639) 1.5
Alfa Laval AB (10,010) (402,097) (23,268) 3.9
Assa Abloy AB (6,690) (203,918) (6,941) 1.2
Atlas Copco AB (11,249) (777,315) (39,841) 6.7
Beijer Ref AB (41,916) (913,911) (88,672) 15.0
Embracer Group AB (50,878) (539,765) (55,192) 9.3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Epiroc AB (28,293) (715,411) (29,831) 5.0
EQT AB (48,715) (2,640,842) 64,904 (11.0)
Evolution AB (6,526) (922,392) (75,975) 12.8
Hexagon AB (74,182) (1,175,084) (74,049) 12.5
Holmen AB (32,028) (1,533,843) (61,205) 10.3
Indutrade AB (13,077) (399,255) (44,881) 7.6
Lifco AB (88,862) (2,654,187) (258,009) 43.6
Nibe Industrier AB (166,074) (2,509,368) (223,690) 37.8
Sinch AB (89,846) (1,133,707) (114,844) 19.4
Svenska Cellulosa AB SCA (121,528) (2,156,430) (57,666) 9.7
Sweco AB (60,945) (1,146,829) (106,160) 17.9
Swedish Match AB (288,022) (2,286,515) (86,532) 14.6
Tele2 AB (47,271) (674,353) (31,778) 5.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-34.00% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
16-24 months
maturity
ranging from
04/19/2023
- 04/20/2023 $97,542,009 $398,270 $98,466 $496,736
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 603,500 3,119,125 (102,479) (20.6)
Braskem SA 64,500 681,660 55,133 11.1
Cia Siderurgica Nacional SA 326,300 1,461,444 (1,294) (0.3)
Petroleo Brasileiro SA 364,400 1,851,206 (8,072) (1.6)
Telefonica Brasil SA 119,000 1,033,046 1,530 0.3
Vibra Energia SA 342,200 1,312,082 (18,973) (3.8)
Taiwan
AU Optronics Corp. 3,915,000 3,236,376 (17,380) (3.5)
Catcher Technology Co. Ltd. 500,000 2,826,594 56,394 11.4
Cathay Financial Holding Co. Ltd. 606,000 1,365,229 46,209 9.3
Cheng Shin Rubber Industry Co. Ltd. 501,000 652,905 1,355 0.3
Evergreen Marine Corp. Taiwan Ltd. 128,000 655,734 8,733 1.8
Formosa Chemicals & Fibre Corp. 269,000 784,565 17,135 3.4
Foxconn Technology Co. Ltd. 338,000 791,528 14,500 2.9
Hon Hai Precision Industry Co. Ltd. 311,000 1,166,294 8,255 1.7
Innolux Corp. 5,264,000 3,719,809 65,014 13.1
Lite-On Technology Corp. 297,000 683,916 22,526 4.5
Nanya Technology Corp. 1,168,000 3,289,810 108,879 21.9
Novatek Microelectronics Corp. 73,000 1,417,537 22,981 4.6

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
Pegatron Corp. 744,000 1,856,353 30,875 6.2
Pou Chen Corp. 1,259,000 1,506,175 34,153 6.9
Powertech Technology, Inc. 455,000 1,603,437 28,728 5.8
Shin Kong Financial Holding Co. Ltd. 1,813,200 722,583 31,210 6.3
Taiwan Business Bank 3,016,050 1,078,358 31,186 6.3
Winbond Electronics Corp. 722,000 884,062 90,511 18.2
Yang Ming Marine Transport Corp. 285,000 1,239,616 (26,668) (5.4)
United States
JBS SA 453,200 3,092,205 137,704 27.7
Short Positions
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao (612,400) (1,219,524) 107,302 21.6
Banco BTG Pactual SA (534,000) (2,005,751) 131,477 26.5
Banco Inter SA (143,398) (729,138) 36,091 7.3
Cosan SA (527,300) (2,071,712) (16,982) (3.4)
Localiza Rent a Car SA (177,700) (1,685,975) 89,248 18.0
Magazine Luiza SA (1,160,000) (1,495,221) (135,469) (27.3)
Rumo SA (332,700) (1,058,965) 9,102 1.8
Suzano SA (107,200) (1,157,877) 2,670 0.5
WEG SA (210,800) (1,241,645) 51,339 10.3
China
Silergy Corp. (9,000) (1,628,967) (112,022) (22.6)
Taiwan
Advantech Co. Ltd. (186,000) (2,658,925) 11,031 2.2
ASMedia Technology, Inc. (14,000) (918,060) (3,899) (0.8)
Chailease Holding Co. Ltd. (372,600) (3,544,104) (132,579) (26.7)
China Development Financial Holding Corp. (1,705,000) (1,076,863) (43,292) (8.7)
Chunghwa Telecom Co. Ltd. (237,000) (997,674) (17,134) (3.4)
Delta Electronics, Inc. (152,000) (1,508,172) (37,162) (7.5)
E.Sun Financial Holding Co. Ltd. (2,184,318) (2,213,929) (13,666) (2.8)
Formosa Petrochemical Corp. (432,000) (1,493,765) (3,322) (0.7)
Mega Financial Holding Co. Ltd. (852,000) (1,094,197) 6,246 1.3
Oneness Biotech Co. Ltd. (103,000) (1,070,318) 9,853 2.0
Quanta Computer, Inc. (307,000) (1,048,475) (66,596) (13.4)
Unimicron Technology Corp. (212,000) (1,764,258) (71,056) (14.3)
Win Semiconductors Corp. (117,000) (1,578,721) 3,950 0.8
Wiwynn Corp. (73,000) (2,936,244) (139,257) (28.0)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2021
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (21,041,207) $ – $ (21,041,207)
BARC
Cash – 24,698,028 24,698,028
CITG
Cash – 20,136,012 20,136,012
CITI
Cash (20,056) – (20,056)
Investment Companies 16,081,482 – 16,081,482
GSCO
Cash – (2,909,649) (2,909,649)
U.S. Treasury Bills – 16,169,608 16,169,608
GSIN
Cash (12,901,641) – (12,901,641)
U.S. Treasury Bills 87,889,855 – 87,889,855
JPMC
U.S. Treasury Bills 29,484,405 – 29,484,405
JPMS
Cash – 5,111,024 5,111,024
MLIN
Cash (150,272) – (150,272)
MSCL
Cash – 6,209,739 6,209,739
MSIP
Cash 199,197 – 199,197
U.S. Treasury Bills 37,346,337 – 37,346,337
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 432,857 $ 432,857
MSCL
Cash – 8,808,072 8,808,072

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 71.7%
INVESTMENT COMPANIES - 28.2%
Limited Purpose Cash Investment
Fund, 0.01% (a)
(Cost $2,841,090) 2,842,227 2,841,090
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.5%
U.S. Treasury Bills
0.21%, 6/30/2022 (2)(b)
(Cost $4,392,383) 4,397,000 4,392,978
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,233,473) 7,234,068
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 71.7%
(Cost $7,233,473) 7,234,068
OTHER ASSETS IN EXCESS OF
LIABILITIES - 28.3% (c) 2,854,364
NET ASSETS - 100.0% 10,088,432
(a) Represents 7-day effective yield as of December 31, 2021.
(b) The rate shown was the effective yield at the date of purchase.
(c) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 67,000 USD 48,087 CITI 3/16/2022 $ 668
AUD 67,000 USD 48,087 JPMC 3/16/2022 668
CAD 103,000 USD 80,688 CITI 3/16/2022 727
CAD 103,000 USD 80,688 JPMC 3/16/2022 727
CHF 66,500 USD 72,250 CITI 3/16/2022 865
CHF 66,500 USD 72,250 JPMC 3/16/2022 865
DKK 124,500 USD 18,973 CITI 3/16/2022 115
DKK 124,500 USD 18,973 JPMC 3/16/2022 115
EUR 202,500 USD 229,480 CITI 3/16/2022 1,402
EUR 202,500 USD 229,480 JPMC 3/16/2022 1,401
GBP 75,000 USD 99,588 CITI 3/16/2022 1,896
GBP 75,000 USD 99,588 JPMC 3/16/2022 1,896
HKD 153,500 USD 19,675 CITI 3/16/2022 13
HKD 153,500 USD 19,675 JPMC 3/16/2022 13
NOK 40,000 USD 4,440 CITI 3/16/2022 96
NOK 40,000 USD 4,440 JPMC 3/16/2022 96
NZD 2,000 USD 1,357 CITI 3/16/2022 11
NZD 2,000 USD 1,357 JPMC 3/16/2022 11
SEK 246,000 USD 27,173 CITI 3/16/2022 66
SEK 246,000 USD 27,173 JPMC 3/16/2022 66
SGD 40,000 USD 29,276 CITI 3/16/2022 395
SGD 40,000 USD 29,276 JPMC 3/16/2022 395
USD 947 JPY 107,500 CITI 3/16/2022 12
USD 947 JPY 107,500 JPMC 3/16/2022 12
USD 332 SEK 3,000 CITI 3/16/2022 –
USD 332 SEK 3,000 JPMC 3/16/2022 –
Total unrealized appreciation 12,531
ILS 15,500 USD 4,992 CITI 3/16/2022 (4)
ILS 15,500 USD 4,992 JPMC 3/16/2022 (4)
JPY 18,475,500 USD 162,098 CITI 3/16/2022 (1,388)
JPY 18,475,500 USD 162,098 JPMC 3/16/2022 (1,388)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,077 AUD 1,500 CITI 3/16/2022 $ (15)
USD 1,077 AUD 1,500 JPMC 3/16/2022 (15)
USD 76 DKK 500 CITI 3/16/2022 –
USD 76 DKK 500 JPMC 3/16/2022 –
USD 2,272 EUR 2,000 CITI 3/16/2022 (9)
USD 2,272 EUR 2,000 JPMC 3/16/2022 (9)
USD 666 GBP 500 CITI 3/16/2022 (10)
USD 666 GBP 500 JPMC 3/16/2022 (10)
USD 320 HKD 2,500 CITI 3/16/2022 –
USD 320 HKD 2,500 JPMC 3/16/2022 –
Total unrealized depreciation (2,852)
Net unrealized appreciation $ 9,679
Total Return Basket Swaps Outstanding at December 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.10% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
12/18/2026
- 01/05/2027 $8,307,139 $32,404 $(1,894) $30,510
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
DeNA Co. Ltd. 3,000 46,197 460 1 .5
Fujitsu Ltd. 300 51,548 (1,237) (4 .1)
Japan Post Holdings Co. Ltd. 8,300 64,659 103 0 .3
KDDI Corp. 3,100 90,656 (1,275) (4 .2)
Komatsu Ltd. 2,300 53,788 449 1 .5
Kyocera Corp. 900 56,273 (1,314) (4 .3)
Mazda Motor Corp. 6,500 49,874 (1,617) (5 .3)
Mitsubishi Electric Corp. 5,300 67,273 (1,915) (6 .3)
Mizuho Financial Group, Inc. 11,400 144,794 (1,292) (4 .2)
MS&AD Insurance Group Holdings, Inc. 1,500 46,188 (52) (0 .2)
Nikon Corp. 4,400 47,398 711 2 .3
Nippon Telegraph & Telephone Corp. 3,200 87,514 (1,390) (4 .6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Nitto Denko Corp. 600 46,352 205 0 .7
Panasonic Corp. 5,900 64,857 2,071 6 .8
Resona Holdings, Inc. 26,800 104,150 (751) (2 .5)
SCREEN Holdings Co. Ltd. 500 53,727 1,440 4 .7
Secom Co. Ltd. 700 48,640 161 0 .5
Sekisui House Ltd. 3,500 75,305 3,692 12 .1
Shimamura Co. Ltd. 800 67,136 (1,229) (4 .0)
Sompo Holdings, Inc. 1,100 46,391 (2,623) (8 .6)
Sumitomo Heavy Industries Ltd. 2,100 50,973 2,743 9 .0
Taisei Corp. 2,300 69,943 (1,454) (4 .8)
Takeda Pharmaceutical Co. Ltd. 3,000 81,925 330 1 .1
Yamada Holdings Co. Ltd. 17,100 58,460 1,854 6 .1
Short Positions
Common Stocks
Japan
Benefit One, Inc. (1,100) (47,261) (353) (1 .2)
Central Japan Railway Co. (400) (53,229) 2,853 9 .4
Cosmos Pharmaceutical Corp. (500) (73,506) 3,228 10 .6
Daifuku Co. Ltd. (600) (49,065) 2,509 8 .2
Daiichi Sankyo Co. Ltd. (1,800) (45,813) (616) (2 .0)
Denso Corp. (1,200) (99,445) (2,417) (7 .9)
Japan Airlines Co. Ltd. (3,300) (62,645) (1,214) (4 .0)
JSR Corp. (1,700) (64,606) 1,159 3 .8
Keyence Corp. (100) (62,876) 1,216 4 .0
Kikkoman Corp. (700) (58,948) (2,361) (7 .7)
Kobe Bussan Co. Ltd. (2,000) (77,435) (7,411) (24 .3)
Koei Tecmo Holdings Co. Ltd. (1,600) (62,823) 3,877 12 .7
Lasertec Corp. (300) (91,890) (8,725) (28 .6)
M3, Inc. (1,500) (75,632) (1,062) (3 .5)
MonotaRO Co. Ltd. (2,900) (52,159) 3,689 12 .1
Nexon Co. Ltd. (2,400) (46,407) 1,128 3 .7
Nidec Corp. (1,100) (130,124) 1,046 3 .4
Nippon Paint Holdings Co. Ltd. (7,000) (76,446) 2,480 8 .1
Nitori Holdings Co. Ltd. (400) (59,829) 4,818 15 .8
Oriental Land Co. Ltd. (600) (101,176) 4,531 14 .9
Rakuten Group, Inc. (6,700) (67,223) (959) (3 .1)
Shiseido Co. Ltd. (900) (50,208) 1,570 5 .1
SMC Corp. (200) (135,172) (1,900) (6 .2)
Suzuki Motor Corp. (1,700) (65,557) 1,861 6 .1
Toyota Motor Corp. (2,800) (51,751) 364 1 .2
Yaskawa Electric Corp. (1,400) (68,692) 2,769 9 .1

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.48% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
12/18/2026
- 01/04/2027 $24,789,438 $34,489 $2,501 $36,990
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allegion plc 484 64,101 438 1 .2
Allstate Corp. (The) 551 64,825 1,041 2 .8
Alphabet, Inc. 41 118,779 (23) (0 .1)
Alphabet, Inc. 24 69,446 (169) (0 .5)
Amazon.com, Inc. 50 166,717 (3,531) (9 .5)
Apple, Inc. 1,082 192,131 3,166 8 .6
Archer-Daniels-Midland Co. 1,119 75,633 1,533 4 .1
Bristol-Myers Squibb Co. 1,062 66,216 228 0 .6
Cigna Corp. 293 67,282 3,003 8 .1
Cisco Systems Inc /Delaware 1,351 85,613 3,972 10 .7
Citigroup, Inc. 1,945 117,459 (1,769) (4 .8)
Coca-Cola Co. (The) 3,103 183,729 2,036 5 .5
Crown Castle International Corp. 338 70,554 2,873 7 .8
Dell Technologies, Inc. 1,157 64,989 920 2 .5
Emerson Electric Co. 711 66,102 (857) (2 .3)
Gartner, Inc. 191 63,855 1,347 3 .6
Global Payments, Inc. 509 68,807 3,996 10 .8
Hilton Worldwide Holdings, Inc. 422 65,828 6,548 17 .7
Intel Corp. 2,044 105,266 1,141 3 .1
International Paper Co. 1,592 74,792 163 0 .4
Johnson & Johnson 446 76,297 (889) (2 .4)
JPMorgan Chase & Co. 538 85,192 (1,221) (3 .3)
Lowe's Cos., Inc. 305 78,836 1,241 3 .4
ManpowerGroup , Inc. 715 69,591 1,798 4 .9
Mastercard , Inc. 181 65,037 1,370 3 .7
Merck & Co., Inc. 983 75,337 518 1 .4
Microsoft Corp. 774 260,312 6,936 18 .8
Mosaic Co. (The) 1,729 67,932 3,994 10 .8
Owens Corning 809 73,214 150 0 .4
salesforce.com, Inc. 288 73,189 (22) (0 .1)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Tyson Foods, Inc. 949 82,715 645 1 .7
VMware, Inc. 575 66,631 640 1 .7
Walmart, Inc. 488 70,609 131 0 .4
Short Positions
Common Stocks
United States
Amphenol Corp. (964) (84,311) (3,469) (9 .4)
Aon plc (272) (81,752) (1,266) (3 .4)
Beyond Meat, Inc. (1,061) (69,135) 1,625 4 .4
Charter Communications, Inc. (180) (117,355) (3,237) (8 .7)
Costco Wholesale Corp. (114) (64,718) (1,479) (4 .0)
DISH Network Corp. (2,132) (69,162) 227 0 .6
Dollar General Corp. (346) (81,597) (3,740) (10 .1)
First Citizens BancShares , Inc. (84) (69,707) (2,644) (7 .1)
First Financial Bankshares , Inc. (1,572) (79,920) (1,029) (2 .8)
Liberty Broadband Corp. (647) (104,232) (4,921) (13 .3)
Monster Beverage Corp. (693) (66,556) (2,964) (8 .0)
Progressive Corp. (The) (771) (79,143) 441 1 .2
RPM International, Inc. (857) (86,557) (1,098) (3 .0)
Signature Bank (225) (72,781) (2,994) (8 .1)
Stryker Corp. (320) (85,574) (4,802) (13 .0)
Waste Management, Inc. (534) (89,125) (778) (2 .1)
Wayfair, Inc. (406) (77,128) 843 2 .3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-2.00% to 0.35%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
12/18/2023
- 12/29/2023 $1,150,667 $(1,311) $3,156 $1,845
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 1,846 17,575 (100) (5 .4)
AMP Ltd. 14,723 10,822 217 11 .8
Ampol Ltd. 967 20,880 203 11 .0
Aristocrat Leisure Ltd. 938 29,756 (844) (45 .7)
Australia & New Zealand Banking Group Ltd. 2,193 43,929 (554) (30 .0)
BlueScope Steel Ltd. 2,826 43,143 (178) (9 .7)
Brambles Ltd. 6,461 49,984 (501) (27 .2)
Coles Group Ltd. 1,551 20,238 (18) (1 .0)
Computershare Ltd. 769 11,194 10 0 .5
Fortescue Metals Group Ltd. 812 11,414 24 1 .3
Harvey Norman Holdings Ltd. 3,706 13,321 (457) (24 .8)
Incitec Pivot Ltd. 12,280 29,026 (100) (5 .4)
JB Hi-Fi Ltd. 922 32,422 (334) (18 .1)
Mineral Resources Ltd. 196 8,006 (9) (0 .5)
National Australia Bank Ltd. 416 8,735 (118) (6 .4)
Newcrest Mining Ltd. 1,187 21,259 196 10 .6
QBE Insurance Group Ltd. 2,779 22,948 (363) (19 .7)
Ramsay Health Care Ltd. 488 25,361 75 4 .1
Sonic Healthcare Ltd. 1,305 44,261 (79) (4 .3)
Suncorp Group Ltd. 3,849 30,989 (264) (14 .3)
Tabcorp Holdings Ltd. 2,929 10,701 (274) (14 .8)
Telstra Corp. Ltd. 18,818 57,192 (174) (9 .4)
Treasury Wine Estates Ltd. 1,316 11,866 (103) (5 .6)
Westpac Banking Corp. 1,290 20,012 (129) (7 .0)
Worley Ltd. 1,180 9,142 (199) (10 .8)
Short Positions
Common Stocks
Australia
APA Group (1,194) (8,735) 325 17 .6
Cleanaway Waste Management Ltd. (12,499) (28,452) 10 0 .6
Commonwealth Bank of Australia (242) (17,790) 152 8 .2
Crown Resorts Ltd. (3,992) (34,750) 102 5 .5
CSL Ltd. (82) (17,343) 141 7 .6
Domino's Pizza Enterprises Ltd. (159) (13,647) 403 21 .9
Evolution Mining Ltd. (4,976) (14,763) 7 0 .4
IDP Education Ltd. (851) (21,439) 611 33 .1
IGO Ltd. (1,361) (11,398) (80) (4 .3)
Insurance Australia Group Ltd. (6,805) (21,089) 349 18 .9
Lendlease Corp. Ltd. (3,317) (25,828) (102) (5 .5)
Lynas Rare Earths Ltd. (1,306) (9,691) 64 3 .5
Magellan Financial Group Ltd. (1,480) (22,870) (309) (16 .7)
Northern Star Resources Ltd. (3,550) (24,415) (137) (7 .4)
OZ Minerals Ltd. (459) (9,463) 55 3 .0

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Pilbara Minerals Ltd. (7,674) (17,901) (201) (10 .9)
Pro Medicus Ltd. (725) (32,904) 432 23 .4
Qantas Airways Ltd. (7,070) (25,790) 31 1 .7
REA Group Ltd. (290) (35,363) (18) (1 .0)
Reece Ltd. (1,490) (29,303) (98) (5 .3)
SEEK Ltd. (903) (21,527) 501 27 .2
Sydney Airport (2,335) (14,742) 21 1 .1
Transurban Group (1,124) (11,290) 118 6 .4
Woolworths Group Ltd. (519) (14,347) 194 10 .5
United States
James Hardie Industries plc (267) (10,747) 181 9 .8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14 months
maturity
ranging from
01/25/2023
- 02/27/2023 $1,642,832 $(3,810) $5,990 $2,180
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 586 19,781 10 0 .5
Bank of Montreal 475 51,141 (281) (12 .9)
Bank of Nova Scotia (The) 1,126 79,713 (1,487) (68 .2)
Canadian Imperial Bank of Commerce 391 45,577 (138) (6 .3)
Canadian National Railway Co. 184 22,602 (120) (5 .5)
Canadian Tire Corp. Ltd. 224 32,130 (242) (11 .1)
CGI, Inc. 430 38,022 (454) (20 .8)
Cogeco Communications, Inc. 210 16,723 167 7 .7
Descartes Systems Group, Inc. (The) 186 15,383 (126) (5 .8)
Enbridge, Inc. 652 25,468 149 6 .8
Finning International, Inc. 1,689 42,567 120 5 .5
George Weston Ltd. 173 20,058 (131) (6 .0)
Gildan Activewear , Inc. 503 21,326 (198) (9 .1)
Kinross Gold Corp. 7,693 44,639 846 38 .8
Loblaw Cos. Ltd. 318 26,054 (193) (8 .8)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Magna International, Inc. 387 31,313 30 1 .4
National Bank of Canada 271 20,661 (125) (5 .7)
Nutrien Ltd. 295 22,174 (514) (23 .6)
Onex Corp. 224 17,581 (136) (6 .2)
Open Text Corp. 344 16,328 (250) (11 .5)
Parkland Corp. 778 21,385 79 3 .6
SNC-Lavalin Group, Inc. 903 22,065 (306) (14 .0)
Stantec , Inc. 330 18,541 (186) (8 .5)
Toromont Industries Ltd. 335 30,286 147 6 .7
Toronto-Dominion Bank (The) 377 28,903 (161) (7 .4)
West Fraser Timber Co. Ltd. 348 33,200 (338) (15 .5)
Chile
Lundin Mining Corp. 2,543 19,862 26 1 .2
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (634) (27,205) 6 0 .3
Canada
Air Canada (2,940) (49,110) 488 22 .4
Alamos Gold, Inc. (2,602) (20,015) (307) (14 .1)
Algonquin Power & Utilities Corp. (2,940) (42,463) 509 23 .4
Ballard Power Systems, Inc. (3,693) (46,391) (1,675) (76 .8)
BCE, Inc. (1,875) (97,548) 163 7 .5
Boralex , Inc. (1,057) (28,979) (466) (21 .4)
CAE, Inc. (899) (22,678) 40 1 .9
Canadian Pacific Railway Ltd. (558) (40,133) 544 24 .9
Canopy Growth Corp. (2,429) (21,199) 272 12 .5
Constellation Software, Inc. (9) (16,698) 183 8 .4
Dollarama , Inc. (386) (19,319) 91 4 .2
Element Fleet Management Corp. (2,413) (24,570) 58 2 .6
Emera , Inc. (341) (17,043) (35) (1 .6)
Innergex Renewable Energy, Inc. (1,065) (15,660) (101) (4 .6)
Kinaxis , Inc. (106) (14,860) 105 4 .8
Pan American Silver Corp. (996) (24,850) (92) (4 .2)
Restaurant Brands International, Inc. (879) (53,298) 402 18 .4
Saputo, Inc. (529) (11,919) 79 3 .6
Shopify, Inc. (9) (12,392) 283 13 .0
WSP Global, Inc. (98) (14,226) (80) (3 .6)
United States
Brookfield Renewable Corp. (967) (35,585) (785) (36 .0)
Zambia
First Quantum Minerals Ltd. (609) (14,573) 61 2 .8

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
12/27/2023
- 01/25/2024 $1,227,512 $(913) $(1,549) $(2,462)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 331 12,615 (81) 3 .3
Adecco Group AG (Registered) 1,292 65,837 397 (16 .1)
Baloise Holding AG (Registered) 82 13,383 100 (4 .1)
Barry Callebaut AG (Registered) 12 29,132 289 (11 .7)
Belimo Holding AG (Registered) 12 7,620 204 (8 .3)
BKW AG 27 3,506 33 (1 .3)
Bucher Industries AG (Registered) 38 18,725 124 (5 .0)
Clariant AG (Registered) 161 3,344 (10) 0 .4
Credit Suisse Group AG (Registered) 1,186 11,499 (24) 1 .0
DKSH Holding AG 216 17,804 36 (1 .5)
dormakaba Holding AG 22 14,530 (17) 0 .7
Galenica AG 294 22,079 298 (12 .1)
Geberit AG (Registered) 50 40,757 (59) 2 .4
Georg Fischer AG (Registered) 11 16,643 (281) 11 .4
Helvetia Holding AG (Registered) 40 4,699 28 (1 .1)
Julius Baer Group Ltd. 95 6,353 (26) 1 .0
Kuehne + Nagel International AG (Registered) 178 57,326 243 (9 .9)
Novartis AG (Registered) 1,164 102,283 (169) 6 .9
OC Oerlikon Corp. AG (Registered) 1,580 16,159 (63) 2 .5
Roche Holding AG 41 17,009 (89) 3 .6
SGS SA (Registered) 4 13,335 59 (2 .4)
Swiss Life Holding AG (Registered) 24 14,663 (76) 3 .1
Swisscom AG (Registered) 45 25,386 (48) 2 .0
Tecan Group AG (Registered) 20 12,147 (67) 2 .7
Temenos AG (Registered) 269 37,079 808 (32 .8)
UBS Group AG (Registered) 3,066 55,033 (553) 22 .5
United States
Swiss Re AG 359 35,438 (30) 1 .2

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Austria
ams AG (960) (17,372) 437 (17 .8)
Switzerland
Alcon, Inc. (88) (7,762) 9 (0 .3)
Bachem Holding AG (Registered) (26) (20,359) (980) 39 .8
Chocoladefabriken Lindt & Spruengli AG (4) (55,443) (657) 26 .7
Cie Financiere Richemont SA (55) (8,219) 35 (1 .4)
EMS- Chemie Holding AG (Registered) (21) (23,469) (167) 6 .8
Flughafen Zurich AG (Registered) (178) (31,966) 246 (10 .0)
Givaudan SA (Registered) (8) (41,973) (275) 11 .2
Holcim Ltd. (178) (9,053) 15 (0 .6)
Idorsia Ltd. (1,807) (36,824) (116) 4 .7
Logitech International SA (Registered) (27) (2,265) 43 (1 .8)
Lonza Group AG (Registered) (28) (23,312) 139 (5 .7)
Nestle SA (Registered) (227) (31,693) 26 (1 .1)
Partners Group Holding AG (15) (24,762) (27) 1 .1
Schindler Holding AG (60) (16,106) 250 (10 .2)
SIG Combibloc Group AG (2,020) (56,265) (663) 26 .9
Sika AG (Registered) (239) (99,333) (730) 29 .7
Sonova Holding AG (Registered) (7) (2,736) (10) 0 .4
Straumann Holding AG (Registered) (9) (19,031) 150 (6 .1)
Sulzer AG (Registered) (100) (9,824) 54 (2 .2)
VAT Group AG (31) (15,361) 282 (11 .4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
12/27/2023
- 01/25/2024 $519,099 $(789) $8,948 $8,159
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 27 96,371 (102) (1 .2)
Carlsberg A/S 309 53,348 318 3 .9
Demant A/S 112 5,735 – (0 .0)
Genmab A/S 57 22,752 89 1 .1
GN Store Nord A/S 799 50,134 (209) (2 .6)
H Lundbeck A/S 750 19,311 (266) (3 .3)
ISS A/S 452 8,570 (121) (1 .5)
Novo Nordisk A/S 486 54,590 408 5 .0
Pandora A/S 62 7,712 22 0 .3
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (117) (9,226) (30) (0 .4)
Coloplast A/S (50) (8,804) 83 1 .0
DSV A/S (96) (22,371) (149) (1 .8)
Novozymes A/S (365) (29,970) (508) (6 .2)
Orsted A/S (131) (16,777) (170) (2 .1)
ROCKWOOL International A/S (57) (24,891) 213 2 .6
SimCorp A/S (36) (3,924) 11 0 .1
Tryg A/S (921) (22,728) (105) (1 .3)
Vestas Wind Systems A/S (2,032) (61,885) (273) (3 .3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-6.00% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
12/27/2023
- 01/25/2024 $5,484,178 $(4,829) $(1,706) $(6,535)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 982 41,599 (91) 1 .4
Cie de Saint-Gobain 774 54,448 263 (4 .0)
Kering SA 63 50,548 410 (6 .3)
Orange SA 3,824 40,849 45 (0 .7)
Publicis Groupe SA 975 65,690 392 (6 .0)
Thales SA 498 42,363 (195) 3 .0
Vivendi SE 4,089 55,312 (87) 1 .3
Germany
Allianz SE (Registered) 320 75,475 (139) 2 .1
Brenntag SE 432 39,011 596 (9 .1)
Deutsche Bank AG (Registered) 5,049 62,885 (1,627) 24 .9
Deutsche Post AG (Registered) 1,289 82,910 927 (14 .2)
E.ON SE 2,793 38,816 477 (7 .3)
Merck KGaA 175 45,020 (404) 6 .2
ProSiebenSat.1 Media SE 2,471 39,254 (200) 3 .1
Italy
Banco BPM SpA 14,310 42,846 775 (11 .9)
UniCredit SpA 2,768 42,548 (84) 1 .3
Netherlands
ASML Holding NV 120 96,122 (1,299) 19 .9
ASR Nederland NV 1,197 55,126 (54) 0 .8
Koninklijke Ahold Delhaize NV 1,615 55,421 256 (3 .9)
Koninklijke DSM NV 225 50,671 346 (5 .3)
Koninklijke KPN NV 15,837 49,223 268 (4 .1)
NN Group NV 726 39,262 (330) 5 .0
Wolters Kluwer NV 361 42,490 678 (10 .4)
Singapore
STMicroelectronics NV 1,380 67,861 (1,171) 17 .9
Spain
CaixaBank SA 15,729 42,966 522 (8 .0)
Iberdrola SA 4,711 55,778 1,970 (30 .1)
Industria de Diseno Textil SA 1,927 62,146 232 (3 .5)
Red Electrica Corp. SA 1,827 39,508 783 (12 .0)
Telefonica SA 9,181 39,811 (967) 14 .8
Short Positions
Common Stocks
China
Prosus NV (747) (61,870) 674 (10 .3)
France
Aeroports de Paris (389) (50,182) (867) 13 .3
L'Oreal SA (92) (43,867) (68) 1 .0
Pernod Ricard SA (209) (50,281) (169) 2 .6
Safran SA (545) (66,721) (526) 8 .1
SOITEC (204) (49,982) (281) 4 .3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Deutsche Telekom AG (Registered) (4,763) (88,008) 104 (1 .6)
Fresenius Medical Care AG & Co. KGaA (923) (59,836) (462) 7 .1
Hannover Rueck SE (270) (51,191) (24) 0 .4
Siemens Healthineers AG (1,125) (83,879) 167 (2 .5)
Italy
Ferrari NV (209) (53,798) 75 (1 .1)
FinecoBank Banca Fineco SpA (3,886) (68,054) (163) 2 .5
Nexi SpA (2,867) (45,432) 477 (7 .3)
Netherlands
Argenx SE (137) (48,718) (226) 3 .5
IMCD NV (378) (83,539) (131) 2 .0
Saudi Arabia
Delivery Hero SE (760) (84,125) 1,015 (15 .5)
Spain
ACS Actividades de Construccion y Servicios SA (1,958) (52,202) (682) 10 .4
Aena SME SA (257) (40,473) (429) 6 .6
Amadeus IT Group SA (837) (56,635) 120 (1 .8)
Cellnex Telecom SA (986) (57,117) (667) 10 .2
Ferrovial SA (2,344) (73,306) (527) 8 .1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
12/27/2023
- 01/25/2024 $2,013,918 $(9,136) $10,645 $1,509
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 1,529 100,832 539 35 .7
United Kingdom
Ashmore Group plc 4,266 16,854 (18) (1 .2)
Aviva plc 3,277 18,267 (83) (5 .5)
BAE Systems plc 5,360 39,971 155 10 .3
Barclays plc 20,279 51,656 (84) (5 .6)
Barratt Developments plc 2,316 23,518 32 2 .1
Bellway plc 497 22,589 (34) (2 .3)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Berkeley Group Holdings plc 429 27,780 (666) (44 .1)
DCC plc 646 52,884 (540) (35 .8)
Diageo plc 1,195 65,338 (888) (58 .8)
Entain plc 918 20,982 355 23 .5
GlaxoSmithKline plc 3,209 69,869 (383) (25 .4)
Howden Joinery Group plc 3,352 41,058 (945) (62 .7)
Inchcape plc 2,372 29,201 (176) (11 .7)
Intertek Group plc 388 29,600 (94) (6 .2)
J Sainsbury plc 8,240 30,801 (305) (20 .2)
Kingfisher plc 12,082 55,574 (1,924) (127 .5)
Lloyds Banking Group plc 80,731 52,426 (25) (1 .7)
Man Group plc 6,231 19,179 (58) (3 .9)
Marks & Spencer Group plc 5,757 18,110 (186) (12 .3)
Persimmon plc 589 22,829 (123) (8 .1)
Royal Mail plc 9,295 63,729 (1,867) (123 .7)
Sage Group plc (The) 5,056 58,503 318 21 .1
Schroders plc 359 17,328 (19) (1 .3)
Spectris plc 742 36,933 (266) (17 .6)
Unilever plc 1,102 59,118 (113) (7 .5)
Vodafone Group plc 10,446 15,734 (192) (12 .7)
WPP plc 1,329 20,238 (71) (4 .7)
Short Positions
Common Stocks
United Kingdom
Abcam plc (927) (21,745) (237) (15 .7)
Admiral Group plc (750) (32,103) (126) (8 .4)
AstraZeneca plc (706) (82,439) 278 18 .4
B&M European Value Retail SA (7,022) (60,485) (55) (3 .6)
BT Group plc (13,042) (30,003) 23 1 .5
Compass Group plc (2,091) (47,076) (730) (48 .4)
Croda International plc (138) (18,902) 141 9 .3
easyJet plc (2,431) (18,466) (361) (23 .9)
Experian plc (397) (19,555) 150 9 .9
Halma plc (660) (28,617) 113 7 .5
Hargreaves Lansdown plc (1,013) (18,615) 121 8 .0
HSBC Holdings plc (3,287) (19,851) 143 9 .5
Legal & General Group plc (5,118) (20,668) 3 0 .2
NatWest Group plc (7,309) (22,382) 143 9 .5
Prudential plc (2,612) (45,169) 84 5 .6
Reckitt Benckiser Group plc (241) (20,746) 33 2 .2
Rentokil Initial plc (1,971) (15,602) (123) (8 .2)
Rightmove plc (1,402) (15,129) 34 2 .2
Rolls-Royce Holdings plc (27,162) (45,337) (527) (34 .9)
Severn Trent plc (500) (19,966) 228 15 .1
Taylor Wimpey plc (13,377) (31,893) 110 7 .3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Whitbread plc (542) (22,047) (273) (18 .1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
12/18/2023 $413,941 $1,168 $3,880 $5,048
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 10,500 34,435 (38) (0 .7)
Hong Kong
AIA Group Ltd. 2,400 24,223 (216) (4 .3)
ASM Pacific Technology Ltd. 1,900 20,533 126 2 .5
Bank of East Asia Ltd. (The) 4,600 6,610 27 0 .5
CK Asset Holdings Ltd. 2,000 12,616 9 0 .2
Hang Seng Bank Ltd. 400 7,325 (93) (1 .8)
Hong Kong Exchanges & Clearing Ltd. 100 5,848 8 0 .2
Kerry Properties Ltd. 4,000 10,417 (47) (0 .9)
Man Wah Holdings Ltd. 7,200 11,165 177 3 .5
MTR Corp. Ltd. 500 2,684 1 0 .0
New World Development Co. Ltd. 2,000 7,919 134 2 .7
Sino Land Co. Ltd. 4,000 4,981 (21) (0 .4)
Sun Hung Kai Properties Ltd. 2,500 30,336 (59) (1 .2)
Swire Properties Ltd. 1,400 3,510 41 0 .8
WH Group Ltd. 31,000 19,460 (656) (13 .0)
Macau
SJM Holdings Ltd. 4,000 2,695 63 1 .3

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (14,100) (37,068) 1,267 25 .1
Chow Tai Fook Jewellery Group Ltd. (9,800) (17,658) (189) (3 .7)
ESR Cayman Ltd. (5,200) (17,590) 16 0 .3
SITC International Holdings Co. Ltd. (1,000) (3,617) 160 3 .2
Hong Kong
Hang Lung Properties Ltd. (3,000) (6,171) 115 2 .3
Power Assets Holdings Ltd. (1,000) (6,233) 76 1 .5
Techtronic Industries Co. Ltd. (1,500) (29,902) (643) (12 .7)
Wharf Real Estate Investment Co. Ltd. (9,000) (45,731) 1,476 29 .2
Macau
Galaxy Entertainment Group Ltd. (8,000) (41,501) (513) (10 .2)
Sands China Ltd. (1,600) (3,713) (53) (1 .0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
12/27/2023 $328,827 $627 $2,313 $2,940
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 705 35,545 (327) (11 .1)
Norway
Leroy Seafood Group ASA 1,188 9,284 11 0 .4
Mowi ASA 297 7,029 (26) (0 .9)
Norsk Hydro ASA 6,643 52,271 (805) (27 .4)
Orkla ASA 4,547 45,577 431 14 .7
Telenor ASA 2,951 46,387 161 5 .5

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Adevinta ASA (2,401) (31,895) 934 31 .8
Norway
Gjensidige Forsikring ASA (598) (14,508) (174) (5 .9)
Salmar ASA (608) (41,934) 389 13 .2
Schibsted ASA (489) (18,853) 376 12 .8
TOMRA Systems ASA (315) (22,525) (335) (11 .4)
United Kingdom
Subsea 7 SA (422) (3,019) (8) (0 .3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
12/27/2023
- 01/25/2024 $1,259,905 $(1,149) $(8,738) $(9,887)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 1,894 23,104 47 (0 .5)
Sweden
Assa Abloy AB 174 5,304 (1) 0 .0
Axfood AB 216 6,218 58 (0 .6)
BillerudKorsnas AB 676 12,722 289 (2 .9)
Boliden AB 848 32,699 (239) 2 .4
Electrolux AB 1,256 30,420 22 (0 .2)
Getinge AB 951 41,447 (318) 3 .2
H & M Hennes & Mauritz AB 2,953 57,944 (538) 5 .4
Husqvarna AB 1,383 22,113 219 (2 .2)
ICA Gruppen AB 584 34,538 26 (0 .3)
Indutrade AB 113 3,450 116 (1 .2)
Nibe Industrier AB 128 1,934 49 (0 .5)
Saab AB 1,250 31,750 70 (0 .7)
Sandvik AB 177 4,934 1 (0 .0)
Securitas AB 1,748 24,046 156 (1 .6)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Skanska AB 1,669 43,129 481 (4 .9)
SKF AB 2,114 49,996 515 (5 .2)
SSAB AB 4,992 28,854 (522) 5 .3
Svenska Handelsbanken AB 7,601 82,151 506 (5 .1)
Swedbank AB 335 6,732 7 (0 .1)
Swedish Orphan Biovitrum AB 156 3,190 (17) 0 .2
Telefonaktiebolaget LM Ericsson 7,668 84,371 57 (0 .6)
Telia Co. AB 15,962 62,427 9 (0 .1)
Volvo AB 1,573 36,378 31 (0 .3)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (1,293) (36,755) (124) 1 .3
Sweden
AAK AB (806) (17,378) 167 (1 .7)
Atlas Copco AB (91) (6,288) (14) 0 .1
Beijer Ref AB (1,276) (27,821) (582) 5 .9
Elekta AB (367) (4,640) (28) 0 .3
Embracer Group AB (8,642) (91,683) (788) 8 .0
Epiroc AB (1,065) (26,929) (11) 0 .1
EQT AB (760) (41,200) 1,089 (11 .0)
Essity AB (855) (27,894) (237) 2 .4
Evolution AB (147) (20,777) 14 (0 .1)
Hexagon AB (1,059) (16,775) 48 (0 .5)
Hexpol AB (1,535) (20,527) (321) 3 .2
Holmen AB (297) (14,224) (51) 0 .5
Lifco AB (1,774) (52,987) (922) 9 .3
Sinch AB (3,387) (42,738) 424 (4 .3)
Skandinaviska Enskilda Banken AB (1,140) (15,827) (82) 0 .8
Svenska Cellulosa AB SCA (491) (8,712) (103) 1 .0
Sweco AB (1,022) (19,231) (310) 3 .1
Tele2 AB (656) (9,358) (200) 2 .0
Trelleborg AB (1,079) (28,310) (142) 1 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
12/18/2023 $239,786 $1,575 $(277) $1,298

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2021
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd. 65,000 64,583 910 70 .1
Singapore
Genting Singapore Ltd. 17,200 9,894 65 5 .0
Oversea-Chinese Banking Corp. Ltd. 5,900 49,936 374 28 .8
Singapore Technologies Engineering Ltd. 7,900 22,047 238 18 .3
Singapore Telecommunications Ltd. 7,200 12,395 (1) (0 .1)
United Overseas Bank Ltd. 2,600 51,926 352 27 .2
Short Positions
Common Stocks
China
Wilmar International Ltd. (3,400) (10,464) (194) (15 .0)
Singapore
City Developments Ltd. (300) (1,518) (22) (1 .7)
Singapore Airlines Ltd. (900) (3,337) (44) (3 .4)
UOL Group Ltd. (2,600) (13,686) (103) (7 .9)
Collateral pledged to, or (received from), each counterparty at December 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSIN
Cash $ 2,130,000 $ – $ 2,130,000
MLIN
Cash 630,000 – 630,000

Schedule of Investments
AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
Abbreviations
ADR - American Depositary Receipt
CVR - Contingent Value Rights
FDR - Fiduciary Depositary Receipt
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale

Schedule of Investments
AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): -0.08%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.21%
Australian Bank-Bill Reference Rate (“BBR”): 0.02%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.04%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”) : -0.02%
Brazilian Interbank Certificate of Deposit (“CDI”): 9.15%
Canadian Bankers’ Acceptance Rate ("BA"): 0.45%
Canadian Dollar Offered Rate (“CDOR”): 0.45%
Canadian Overnight Repo Rate Average ("CORRA"): 0.10%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.34%
Denmark Tomorrow/Next : -0.46%
Euro Short-Term Rate ("ESTR"): -0.59%
Federal Funds Floating Rate: 0.07%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.16%
Hong Kong Overnight Index Average (“HONIX”): 0.03%
Johannesburg Interbank Agreed Rate (“JIBAR”): 3.73%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 5.72%
Norway Interbank Offered Rate ("NIBOR"): 0.80%
Norwegian Overnight Weighted Average ("NOWA"): 0.50%
Overnight Bank Funding Rate ("OBFR"): 0.07%
Rand Overnight Deposit Rate: 3.58%
Reserve Bank of Australia Cash Rate (“RBACR”): 0.04%
Singapore Overnight Rate Average (“SORA”): 0.31%
Sterling Overnight Index Average (“SONIA”): 0.19%
Swiss Average Rate Overnight (“SARON”): -0.68%
Tokyo Overnight Average Rate (“TONAR”): -0.02%
Warsaw Interbank Offered Rate(“WIBOR”): 2.13%

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 188,231,441 $ 918,088,735 $ 658,523 $ 41,084,715
Investments in securities of affiliated issuers, at cost ............. — 382,197,483 31,720,138 —
Investments in securities of unaffiliated issuers, at value .......... $ 223,340,788 $ 937,293,264 $ 658,393 $ 41,716,562
Investments in securities of affiliated issuers, at value ............ — 382,197,517 32,840,821 —
Cash ................................................. 3,081,264 1,429,672 — —
Cash denominated in foreign currencies
‡
...................... 428,798 1,657,969 — 1,584,376
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 1,639,976 84,325 — 1,072
Unrealized appreciation on OTC swaps ....................... 519,181 27,951,388 — 754,153
Deposits for securities sold short ............................ 6,294,688 28,653,991 — 2,225,940
Due from broker ........................................ 91,217 53,077,283 — 10,814,808
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $(1,631,309), $(4,305,950), $— and $—, respectively) ........................................... 1,157,425 2,451,950 — —
Deposits with brokers for futures contracts ..................... 9,840,436 4,008,339 — 195,279
Variation margin on centrally cleared swaps .................... 5,906 — — —
Variation margin on futures contracts ......................... 12,389 131,511 — —
Receivables:
Securities sold ....................................... — 2,661,436 442,684 —
Foreign tax reclaims ................................... 192,386 16,502 — 422,944
Dividends and interest .................................. 121,511 563,148 5 226
Capital shares sold .................................... 22,742 3,210,218 177,507 441,233
Due from Investment Adviser ............................. — — 17,243 —
Prepaid expenses .......................................
29,237 69,225 19,013 24,607
Total Assets 246,777,944 1,445,457,738 34,155,666 58,181,200
LIABILITIES:
Securities sold short, at value (proceeds  $127,881,259, $87,440,558,
$– and $2,462,520, respectively) ............................ 107,019,572 89,159,216 — 2,505,363
Due to broker .......................................... 136,407 22,467,490 — 100,013
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 1,684,726 197,421 — 1,616
Unrealized depreciation on OTC swaps ....................... 211,353 1,594,904 — 223,111
Variation margin on centrally cleared swaps .................... — 41,007 — —
Variation margin on futures contracts ......................... 636,210 1,658,223 — 10,780
Payables: – – – –
Securities purchased ................................... 486 2,770,588 514,471 9,462
Accrued investment advisory fees ......................... 91,294 1,004,931 — 33,965
Accrued distribution fees—Class N ........................ 1,460 9,372 358 3,301
Capital shares redeemed ............................... 25,260 396,206 44,556 523,650
Dividends and interest payable on securities sold short ......... 126,890 119,859 — 990
Other accrued expenses and liabilities ........................
92,146 487,146 31,082 81,465
Total Liabilities 110,025,804 119,906,363 590,467 3,493,716
Commitments and contingent liabilities
*
Net Assets $ 136,752,140 $ 1,325,551,375 $ 33,565,199 $ 54,687,484
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 202,372,165 $ 1,464,192,282 $ 32,523,381 $ 49,180,055
Total distributable earnings (loss) ...........................
(65,620,025) (138,640,907) 1,041,818 5,507,429
Net Assets $ 136,752,140 $ 1,325,551,375 $ 33,565,199 $ 54,687,484
NET ASSETS:
Class I ............................................... $ 46,807,875 $ 922,765,401 $ 27,047,916 $ 32,802,071
Class N ............................................... 7,421,637 44,675,746 1,791,982 15,968,634
Class R6 .............................................. 82,522,628 358,110,228 4,725,301 5,916,779
SHARES OUTSTANDING: – – – –
Class I ............................................... 6,189,769 76,251,849 2,500,544 4,481,423
Class N ............................................... 985,910 3,685,631 165,948 2,215,198
Class R6 .............................................. 10,881,765 29,636,579 436,452 805,243
NET ASSET VALUE: – – – –
Class I ............................................... $ 7.56 $ 12.10 $ 10.82 $ 7.32
Class N ............................................... $ 7.53 $ 12.12 $ 10.80 $ 7.21
Class R6 .............................................. $ 7.58 $ 12.08 $ 10.83 $ 7.35
‡
Cash denominated in foreign currencies, at cost ............... $ 426,261 $ 1,763,511 $ — $ 1,580,671
* AQR Diversified Arbitrage Fund, see Note 4 in the Notes to Financial Statements for additional information.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
(FORMERLY
KNOWN AS AQR
GLOBAL MACRO
FUND)
**
AQR MANAGED
FUTURES
STRATEGY
FUND **
AQR MANAGED
FUTURES
STRATEGY HV
FUND **
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 266,475,150 $ 22,937,690 $ 966,602,477 $ 55,343,489
Investments in securities of unaffiliated issuers, at value .......... $ 266,473,387 $ 22,937,377 $ 966,602,549 $ 55,343,480
Cash ................................................. — 81,708 — —
Cash denominated in foreign currencies
‡
...................... 8,034,693 88,245 2,596,654 226,502
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 354,254 779,049 26,060,152 2,912,809
Unrealized appreciation on OTC swaps ....................... 7,580,292 175,089 9,662,798 498,139
Due from broker ........................................ 20,490,001 9,976 15,936,447 145,807
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $—, $(1,329), $— and $—, respectively) ....... — 726,978 — —
Deposits with brokers for futures contracts ..................... 7,522,566 3,560,553 45,923,700 4,811,086
Variation margin on centrally cleared swaps .................... — 2,284 — —
Variation margin on futures contracts ......................... — 27,838 2,563,141 125,584
Receivables:
Securities sold ....................................... 4 — 381,295 8,372
Foreign tax reclaims ................................... 155,541 — — —
Dividends and interest .................................. 814 119 1,752 145
Capital shares sold .................................... 605,548 183,293 1,179,831 161,244
Due from Investment Adviser ............................. — 37,638 — —
Prepaid expenses .......................................
30,393 17,742 73,850 24,476
Total Assets 311,247,493 28,627,889 1,070,982,169 64,257,644
LIABILITIES:
Due to custodian ........................................ 270,008 — 530,003 —
Due to broker .......................................... 3,353,454 102,847 4,604,681 315,248
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 52,235 1,080,759 31,333,094 3,511,181
Unrealized depreciation on OTC swaps ....................... 1,651,010 38,192 971,403 185,259
Deposits from brokers for futures contracts .................... — — 1,034,143 —
Variation margin on futures contracts ......................... 390,267 95,225 1,478,159 186,763
Payables: – – – –
Securities purchased ................................... 16,578 30 472,461 13,938
Accrued investment advisory fees ......................... 264,375 — 990,222 71,355
Accrued distribution fees—Class N ........................ 2,308 137 10,867 534
Capital shares redeemed ............................... 155,046 6,000 9,268,121 320,597
Other accrued expenses and liabilities ........................
154,237 87,287 485,811 93,724
Total Liabilities 6,309,518 1,410,477 51,178,965 4,698,599
Net Assets $ 304,937,975 $ 27,217,412 $ 1,019,803,204 $ 59,559,045
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 247,578,751 $ 28,191,328 $ 2,142,907,403 $ 166,271,481
Total distributable earnings (loss) ...........................
57,359,224 (973,916) (1,123,104,199) (106,712,436)
Net Assets $ 304,937,975 $ 27,217,412 $ 1,019,803,204 $ 59,559,045
NET ASSETS:
Class I ............................................... $ 278,938,531 $ 7,190,148 $ 870,336,826 $ 37,100,086
Class N ............................................... 11,048,745 638,211 48,893,816 2,325,431
Class R6 .............................................. 14,950,699 19,389,053 100,572,562 20,133,528
SHARES OUTSTANDING: – – – –
Class I ............................................... 22,660,129 798,180 119,912,936 6,090,044
Class N ............................................... 913,522 72,073 6,791,239 380,076
Class R6 .............................................. 1,207,353 2,147,926 13,840,246 3,296,965
NET ASSET VALUE: – – – –
Class I ............................................... $ 12.31 $ 9.01 $ 7.26 $ 6.09
Class N ............................................... $ 12.09 $ 8.86 $ 7.20 $ 6.12
Class R6 .............................................. $ 12.38 $ 9.03 $ 7.27 $ 6.11
‡
Cash denominated in foreign currencies, at cost ............... $ 8,022,897 $ 88,554 $ 2,595,736 $ 226,382
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 150,151,777 $ 224,057,155 $ 345,748,873 $ 7,233,473
Investments in securities of affiliated issuers, at cost ............. — — 255,575,486 —
Investments in securities of unaffiliated issuers, at value .......... $ 165,743,088 $ 224,056,603 $ 349,808,638 $ 7,234,068
Investments in securities of affiliated issuers, at value ............ — — 255,575,499 —
Cash ................................................. — — 246,396 —
Cash denominated in foreign currencies
‡
...................... 571,136 — 13,444,525 —
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 977,247 — 8,051,283 12,531
Unrealized appreciation on OTC swaps ....................... 154,195 393,619 44,805,607 90,479
Deposits for securities sold short ............................ — — 4,937,752 —
Due from broker ........................................ 494,000 872,121 634,445 2,760,000
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $—, $—, $(12,558,135) and $—, respectively) .. — — 9,718,376 —
Deposits with brokers for futures contracts ..................... 5,269,905 23,398,953 54,530,033 —
Variation margin on centrally cleared swaps .................... — — 95,911 —
Variation margin on futures contracts ......................... 147,398 667,810 1,069,590 —
Receivables:
Securities sold ....................................... 24,851 — 3,606 —
Foreign tax reclaims ................................... 66,253 — 481,418 —
Dividends and interest .................................. 108,483 1,034 2,060 16
Capital shares sold .................................... 59,533 1,175,373 653,782 —
Due from Investment Adviser ............................. — — — 58,657
Prepaid expenses .......................................
30,826 51,261 65,401 —
Total Assets 173,646,915 250,616,774 744,124,322 10,155,751
LIABILITIES:
Securities sold short, at value (proceeds $19,066,045, $–, $27,686,054 and $–, respectively) ..................................... 16,731,093 — 30,736,219 —
Reverse repurchase agreements, at value (proceeds $27,420,294, $–,
$– and $–, respectively) .................................. 27,423,458 — — —
Due to custodian ........................................ 347 177,999 — —
Due to broker .......................................... 147,698 570,861 33,964,728 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 1,307,151 — 7,882,335 2,852
Unrealized depreciation on OTC swaps ....................... 2,825 127,231 5,353,956 18,884
Deposits from brokers for futures contracts .................... — — 1,240,697 —
Variation margin on futures contracts ......................... 253,950 971,510 4,819,708 —
Payables: – – – –
Securities purchased ................................... — — 19,642 —
Accrued investment advisory fees ......................... 41,704 146,867 739,633 —
Accrued distribution fees—Class N ........................ 1,250 6,762 4,188 51
Capital shares redeemed ............................... 186,681 408,517 1,063,629 —
Dividends and interest payable on securities sold short ......... 7,881 — 16,874 —
Other accrued expenses and liabilities ........................
96,167 107,777 77,795 45,532
Total Liabilities 46,200,205 2,517,524 85,919,404 67,319
Net Assets $ 127,446,710 $ 248,099,250 $ 658,204,918 $ 10,088,432
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 109,391,196 $ 224,642,042 $ 1,066,516,592 $ 10,011,021
Total distributable earnings (loss) ...........................
18,055,514 23,457,208 (408,311,674) 77,411
Net Assets $ 127,446,710 $ 248,099,250 $ 658,204,918 $ 10,088,432
NET ASSETS:
Class I ............................................... $ 104,649,050 $ 214,957,062 $ 242,712,296 $ 503,818
Class N ............................................... 5,854,349 29,648,561 19,067,518 503,766
Class R6 .............................................. 16,943,311 3,493,627 396,425,104 9,080,848
SHARES OUTSTANDING: – – – –
Class I ............................................... 9,928,770 26,596,501 34,514,139 50,000
Class N ............................................... 556,832 3,735,120 2,732,084 50,000
Class R6 .............................................. 1,609,210 430,409 56,170,219 901,150
NET ASSET VALUE: – – – –
Class I ............................................... $ 10.54 $ 8.08 $ 7.03 $ 10.08
Class N ............................................... $ 10.51 $ 7.94 $ 6.98 $ 10.08
Class R6 .............................................. $ 10.53 $ 8.12 $ 7.06 $ 10.08
‡
Cash denominated in foreign currencies, at cost ............... $ 577,954 $ — $ 13,357,550 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 2,485,359 $ 1,194,102 $ 58 $ 136,835
Affiliated issuers ...................................... — 34,540 1,311,263 —
Interest income ......................................... 13,727 4,144,934 — 13,128
Total Income 2,499,086 5,373,576 1,311,321 149,963
EXPENSES:
Investment advisory fees .................................. 1,347,744 10,959,240 — 608,621
Custody fees ........................................... 13,676 78,214 12,373 3,423
Administration & accounting fees ............................ 55,945 535,393 19,993 27,800
Legal fees ............................................. 74,463 97,692 — 989
Audit & tax fees ......................................... 141,331 453,098 40,960 109,443
Shareholder reporting fees ................................ 38,551 76,438 20,955 19,643
Transfer agent fees ...................................... 69,816 838,398 37,498 68,038
Trustee fees ........................................... 11,697 59,294 2,212 8,690
Offering costs .......................................... — — 46,505 —
Distribution fees—Class N ................................. 16,997 104,703 2,682 36,265
Dividends and interest on securities sold short ................. 1,554,580 2,903,427 — 97,562
Interest expense ........................................ 5,877 72,488 — 3,642
Registration fees ........................................ 77,971 77,316 69,413 55,181
Other expenses ........................................ 26,757 136,272 513 28,150
Total Expenses 3,435,405 16,391,973 253,104 1,067,447
Less expense reimbursements ............................. (345,662) (441,145) (205,402) (215,383)
Net Expenses 3,089,743 15,950,828 47,702 852,064
Net Investment Income (Loss) (590,657) (10,577,252) 1,263,619 (702,101)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 13,805,307 226,463,416 (14) 730,272
Transactions in investment securities of affiliated issuers ........ — (13,311) (110,333) —
Distributions of capital gains received from affiliated issuers ...... — — 172,094 —
Settlement of foreign currency and foreign currency transactions .. (212,607) 22,852 — 21,712
Settlement of forward foreign currency contracts .............. (2,902,227) 930,828 — (1,848)
Expiration or closing of futures contracts .................... 2,628,668 (6,968,198) — 726,977
Closed short positions in securities ........................ (12,375,868) (102,400,411) — (448,141)
Expiration or closing of swap contracts ..................... 1,250,034 25,067,767 — 7,415,277
Net realized gain (loss) 2,193,307 143,102,943 61,747 8,444,249
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 3,299,156 (155,320,680) 3 45,127
Investment securities of affiliated issuers ................... — 34,591 1,006,375 —
Foreign currency and foreign currency transactions ............ 26 14,193 — (77,554)
Forward foreign currency exchange contracts ................ (110,244) 13,171 — 19,892
Futures contracts ..................................... 1,384,695 334,223 — 107,319
Short positions in securities .............................. 9,338,776 78,667,261 — 63,854
Swap contracts ....................................... (590,734) (1,507,751) — 975,734
Net change in unrealized appreciation (depreciation) 13,321,675 (77,764,992) 1,006,378 1,134,372
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 15,514,982 65,337,951 1,068,125 9,578,621
Net increase (decrease) in net assets resulting from operations $ 14,924,325 $ 54,760,699 $ 2,331,744 $ 8,876,520
________________
†
Net of foreign taxes withheld of ............................ $ 222,576 $ 83,973 $ — $ 30,792
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
(FORMERLY
KNOWN AS AQR
GLOBAL MACRO
FUND)
**
AQR MANAGED
FUTURES
STRATEGY
FUND**
AQR MANAGED
FUTURES
STRATEGY HV
FUND**
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 25,572 $ 1,544 $ 1,926 $ 2,372
Affiliated issuers ...................................... — — 31,071 —
Interest income ......................................... 111,417 7,211 889,176 48,318
Interfund lending income .................................. — — 3,472 —
Total Income 136,989 8,755 925,645 50,690
EXPENSES:
Investment advisory fees .................................. 3,264,421 294,013 16,924,335 1,486,878
Custody fees ........................................... 49,911 24,498 105,438 33,000
Administration & accounting fees ............................ 147,000 14,388 807,836 51,379
Legal fees ............................................. 10,295 63,323 73,032 11,069
Audit & tax fees ......................................... 113,159 133,890 120,231 135,074
Shareholder reporting fees ................................ 18,206 22,526 106,515 14,656
Transfer agent fees ...................................... 285,654 28,580 1,146,647 98,838
Trustee fees ........................................... 21,602 7,462 86,205 11,039
Distribution fees—Class N ................................. 26,262 1,609 194,891 7,448
Interest expense ........................................ 18,538 1,609 99,024 6,664
Recoupment of waiver and/or reimbursement .................. 3,990 — — —
Registration fees ........................................ 60,090 52,225 114,113 65,187
Tax expense (Note 3) .................................... — 15,943 — 45,005
Other expenses ........................................ 39,279 8,369 65,828 4,135
Total Expenses 4,058,407 668,435 19,844,095 1,970,372
Less expense reimbursements ............................. (170,986) (315,922) — (242,629)
Net Expenses 3,887,421 352,513 19,844,095 1,727,743
Net Investment Income (Loss) (3,750,432) (343,758) (18,918,450) (1,677,053)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 33,734 (469) (15,095) (4,166)
Transactions in investment securities of affiliated issuers ........ — — (79) —
Settlement of foreign currency and foreign currency transactions .. (93,152) (78,481) (654,534) 6,735
Settlement of forward foreign currency contracts .............. (1,636,298) (1,145,639) (87,340,371) (9,091,185)
Expiration or closing of futures contracts .................... 33,192,250 1,419,868 125,965,723 9,522,668
Expiration or closing of swap contracts ..................... 41,159,989 (838,967) 42,567,684 3,945,415
Net realized gain (loss) 72,656,523 (643,688) 80,523,328 4,379,467
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (8,213) 659 (136,337) (5,875)
Investment securities of affiliated issuers ................... — — 14,086 —
Foreign currency and foreign currency transactions ............ (71,492) (14,373) (193,288) (16,040)
Forward foreign currency exchange contracts ................ (1,159,026) (99,873) (27,202,000) (2,340,036)
Futures contracts ..................................... (1,112,045) (495,409) (14,384,921) (1,158,739)
Swap contracts ....................................... 11,524,316 213,652 (16,246,267) (1,696,633)
Net change in unrealized appreciation (depreciation) 9,173,540 (395,344) (58,148,727) (5,217,323)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 81,830,063 (1,039,032) 22,374,601 (837,856)
Net increase (decrease) in net assets resulting from operations $ 78,079,631 $ (1,382,790) $ 3,456,151 $ (2,514,909)
________________
†
Net of foreign taxes withheld of ............................ $ 4,722 $ — $ 4 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
YEAR ENDED
DECEMBER 31,
2021
FOR THE
PERIOD
12/16/21
*
-12/31/21
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 1,600,206 $ 9,331 $ 1,350,833 $ 17
Affiliated issuers ...................................... — — 26,323 —
Interest income ......................................... 1,514,763 40,326 192,934 52
Total Income 3,114,969 49,657 1,570,090 69
EXPENSES:
Investment advisory fees .................................. 805,856 1,395,318 9,636,203 4,503
Custody fees ........................................... 28,118 15,229 27,235 2,000
Administration & accounting fees ............................ 65,852 84,617 352,218 195
Legal fees ............................................. 14,648 12,917 33,913 500
Audit & tax fees ......................................... 145,695 111,476 135,913 51,500
Shareholder reporting fees ................................ 19,214 34,164 11,989 900
Transfer agent fees ...................................... 140,475 192,144 312,830 1,508
Trustee fees ........................................... 12,628 14,383 41,115 —
Offering costs .......................................... — — — 4,021
Distribution fees—Class N ................................. 12,220 65,425 49,555 51
Dividends and interest on securities sold short and/or reverse repurchase agreements ................................ 218,948 — 667,492 —
Interest expense ........................................ 6,480 8,049 52,051 —
Registration fees ........................................ 58,763 69,060 103,660 2,986
Other expenses ........................................ 12,504 3,032 75,404 —
Total Expenses 1,541,401 2,005,814 11,499,578 68,164
Less expense reimbursements ............................. (243,158) (190,676) (451,798) (63,159)
Net Expenses 1,298,243 1,815,138 11,047,780 5,005
Net Investment Income (Loss) 1,816,726 (1,765,481) (9,477,690) (4,936)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 8,948,883 9,471 5,500,974 —
Transactions in investment securities of affiliated issuers ........ — — (10,306) —
Maturity of reverse repurchase agreements .................. 844,252 — — —
Settlement of foreign currency and foreign currency transactions .. (207,738) (931) (1,077,451) 184
Settlement of forward foreign currency contracts .............. (307,750) — (12,316,035) —
Expiration or closing of futures contracts .................... 4,281,028 42,793,937 8,722,502 —
Closed short positions in securities ........................ (3,608,799) — (5,294,817) —
Expiration or closing of swap contracts ..................... 1,270,833 2,821,644 130,846,899 (299)
Net realized gain (loss) 11,220,709 45,624,121 126,371,766 (115)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 3,253,035 (903) (1,199,708) 595
Investment securities of affiliated issuers ................... — — 12,016 —
Reverse repurchase agreements .......................... (3,164) — — —
Foreign currency and foreign currency transactions ............ 109,596 4 114,647 114
Forward foreign currency exchange contracts ................ (356,523) — (1,393,805) 9,679
Futures contracts ..................................... (1,723,275) 5,332,720 4,643,587 —
Short positions in securities .............................. 3,907,666 — (2,137,367) —
Swap contracts ....................................... (459,468) (1,366,172) 33,511,086 71,595
Net change in unrealized appreciation (depreciation) 4,727,867 3,965,649 33,550,456 81,983
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 15,948,576 49,589,770 159,922,222 81,868
Net increase (decrease) in net assets resulting from operations $ 17,765,302 $ 47,824,289 $ 150,444,532 $ 76,932
________________
†
Net of foreign taxes withheld of ............................ $ 90,734 $ — $ 321,718 $ —
* Commencement of operations.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR ALTERNATIVE RISK PREMIA
FUND
**
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ (590,657) $ (614,941) $ (10,577,252) $ (1,616,719)
Net realized gain (loss) ............................. 2,193,307 (33,406,827) 143,102,943 3,306,491
Net change in unrealized appreciation (depreciation) ....... 13,321,675 (19,822,413) (77,764,992) 148,206,711
Net increase (decrease) in net assets resulting from
operations 14,924,325 (53,844,181) 54,760,699 149,896,483
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... (1,866,399) (1,180,390) (5,849,858) (7,998,929)
Class N ......................................... (257,017) (88,493) (173,385) (351,021)
Class R6 ........................................ (2,367,059) (1,041,432) (2,583,028) (3,565,413)
Total (4,490,475) (2,310,315) (8,606,271) (11,915,363)
Return of capital: — — — —
Class I ....................................... — — — (1,578,244)
Class N ....................................... — — — (122,189)
Class R6 ...................................... — — — (420,560)
Total — — — (2,120,993)
Total distributions (4,490,475) (2,310,315) (8,606,271) (14,036,356)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 16,967,266 80,250,202 495,692,139 344,642,088
Reinvestment of distributions ......................... 1,832,945 1,177,365 4,577,191 7,361,430
Cost of shares redeemed ........................... (37,098,888) (135,266,918) (221,272,814) (302,938,272)
Net increase (decrease) from capital transactions (18,298,677) (53,839,351) 278,996,516 49,065,246
CLASS N — — — —
Proceeds from shares sold .......................... 720,520 10,572,489 24,408,599 16,637,108
Reinvestment of distributions ......................... 252,376 86,306 166,515 460,924
Cost of shares redeemed ........................... (680,743) (10,629,536) (16,357,046) (42,164,230)
Net increase (decrease) from capital transactions 292,153 29,259 8,218,068 (25,066,198)
CLASS R6 — — — —
Proceeds from shares sold .......................... 45,932,684 168,241,002 181,737,377 213,497,011
Reinvestment of distributions ......................... 2,351,570 1,035,190 1,591,943 2,218,700
Cost of shares redeemed ........................... (26,401,664) (172,402,946) (69,687,969) (35,990,379)
Net increase (decrease) from capital transactions 21,882,590 (3,126,754) 113,641,351 179,725,332
Net increase (decrease) in net assets resulting from capital transactions 3,876,066 (56,936,846) 400,855,935 203,724,380
Total increase (decrease) in net assets 14,309,916 (113,091,342) 447,010,363 339,584,507
NET ASSETS:
Beginning of period ................................ 122,442,224 235,533,566 878,541,012 538,956,505
End of period ................................... $ 136,752,140 $ 122,442,224 $ 1,325,551,375 $ 878,541,012
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR ALTERNATIVE RISK PREMIA
FUND
**
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,863,505 16,218,999 53,386,837 49,900,354
Shares sold ..................................... 2,275,795 9,812,442 40,690,127 35,329,807
Shares issued on reinvestment of distributions ........... 245,046 172,888 378,907 646,306
Shares redeemed ................................. (5,194,577) (17,340,824) (18,204,022) (32,489,630)
Shares outstanding, end of period 6,189,769 8,863,505 76,251,849 53,386,837
CLASS N
Shares outstanding, beginning of period ................ 947,658 1,012,625 3,014,424 5,978,981
Shares sold ..................................... 97,055 1,329,277 1,999,493 1,730,036
Shares issued on reinvestment of distributions ........... 33,921 12,729 13,762 40,397
Shares redeemed ................................. (92,724) (1,406,973) (1,342,048) (4,734,990)
Shares outstanding, end of period 985,910 947,658 3,685,631 3,014,424
CLASS R6
Shares outstanding, beginning of period ................ 7,938,571 9,236,940 20,297,549 2,054,739
Shares sold ..................................... 6,187,254 21,034,287 14,876,727 21,617,773
Shares issued on reinvestment of distributions ........... 313,543 151,565 131,893 195,136
Shares redeemed ................................. (3,557,603) (22,484,221) (5,669,590) (3,570,099)
Shares outstanding, end of period 10,881,765 7,938,571 29,636,579 20,297,549
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31 2021
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE PERIOD
6/08/20
*
- 12/31/20
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ 1,263,619 $ 322,960 $ (702,101) $ (263,091)
Net realized gain (loss) ............................. 61,747 427,064 8,444,249 (40,400,650)
Net change in unrealized appreciation (depreciation) ....... 1,006,378 114,175 1,134,372 4,345,767
Net increase (decrease) in net assets resulting from
operations 2,331,744 864,199 8,876,520 (36,317,974)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,379,468) (297,507) (460,474) (4,926,477)
Class N ......................................... (104,319) (9,760) (219,447) (936,496)
Class R6 ........................................ (290,208) (86,349) (74,096) (685,012)
Total distributions (1,773,995) (393,616) (754,017) (6,547,985)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 12,789,016 16,149,204 12,013,276 51,387,735
Reinvestment of distributions ......................... 1,338,578 266,243 435,194 4,301,824
Cost of shares redeemed ........................... (3,110,804) (1,074,490) (23,764,184) (193,109,515)
Net increase (decrease) from capital transactions 11,016,790 15,340,957 (11,315,714) (137,419,956)
CLASS N — — — —
Proceeds from shares sold .......................... 1,264,460 534,751 14,168,246 7,194,403
Reinvestment of distributions ......................... 71,979 275 214,006 926,621
Cost of shares redeemed ........................... (53,236) (20,178) (10,238,462) (9,338,006)
Net increase (decrease) from capital transactions 1,283,203 514,848 4,143,790 (1,216,982)
CLASS R6 — — — —
Proceeds from shares sold .......................... 35,260 4,338,990 2,422,643 10,524,209
Reinvestment of distributions ......................... 24,120 4,685 73,570 621,105
Cost of shares redeemed ........................... (21,986) — (2,055,050) (37,266,492)
Net increase (decrease) from capital transactions 37,394 4,343,675 441,163 (26,121,178)
Net increase (decrease) in net assets resulting from capital transactions 12,337,387 20,199,480 (6,730,761) (164,758,116)
Total increase (decrease) in net assets 12,895,136 20,670,063 1,391,742 (207,624,075)
NET ASSETS:
Beginning of period ................................ 20,670,063 — 53,295,742 260,919,817
End of period ................................... $ 33,565,199 $ 20,670,063 $ 54,687,484 $ 53,295,742
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31 2021
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE PERIOD
6/08/20
*
- 12/31/20
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 1,509,380 — 6,103,292 22,686,831
Shares sold ..................................... 1,146,092 1,588,528 1,737,094 6,441,325
Shares issued on reinvestment of distributions ........... 123,485 25,799 60,193 678,521
Shares redeemed ................................. (278,413) (104,947) (3,419,156) (23,703,385)
Shares outstanding, end of period 2,500,544 1,509,380 4,481,423 6,103,292
CLASS N
Shares outstanding, beginning of period ................ 51,473 — 1,612,139 1,549,427
Shares sold ..................................... 112,719 53,424 2,016,912 1,040,819
Shares issued on reinvestment of distributions ........... 6,652 27 30,057 148,023
Shares redeemed ................................. (4,896) (1,978) (1,443,910) (1,126,130)
Shares outstanding, end of period 165,948 51,473 2,215,198 1,612,139
CLASS R6
Shares outstanding, beginning of period ................ 433,047 — 752,319 4,135,843
Shares sold ..................................... 3,212 432,593 337,969 1,289,420
Shares issued on reinvestment of distributions ........... 2,223 454 10,134 97,658
Shares redeemed ................................. (2,030) — (295,179) (4,770,602)
Shares outstanding, end of period 436,452 433,047 805,243 752,319
*
Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR LONG-SHORT EQUITY FUND
AQR MACRO OPPORTUNITIES
FUND (FORMERLY KNOWN AS AQR
GLOBAL MACRO FUND)
**
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ (3,750,432) $ (2,491,579) $ (343,758) $ (192,822)
Net realized gain (loss) ............................. 72,656,523 (245,926,287) (643,688) 308,084
Net change in unrealized appreciation (depreciation) ....... 9,173,540 107,983,798 (395,344) 235,384
Net increase (decrease) in net assets resulting from
operations 78,079,631 (140,434,068) (1,382,790) 350,646
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (5,602,744) (110,636) (82,833)
Class N ......................................... — (113,472) (8,267) (5,234)
Class R6 ........................................ — (250,737) (300,419) (133,188)
Total distributions — (5,966,953) (419,322) (221,255)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 98,668,089 181,721,553 4,917,986 3,577,485
Reinvestment of distributions ......................... — 2,959,313 109,839 82,289
Cost of shares redeemed ........................... (241,227,711) (604,106,694) (5,780,955) (10,073,953)
Net increase (decrease) from capital transactions (142,559,622) (419,425,828) (753,130) (6,414,179)
CLASS N — — — —
Proceeds from shares sold .......................... 8,735,206 3,124,429 261,432 416,094
Reinvestment of distributions ......................... — 104,305 7,580 4,684
Cost of shares redeemed ........................... (7,208,924) (21,190,180) (122,035) (1,049,878)
Net increase (decrease) from capital transactions 1,526,282 (17,961,446) 146,977 (629,100)
CLASS R6 — — — —
Proceeds from shares sold .......................... 2,956,081 27,941,905 1,768,718 7,727,110
Reinvestment of distributions ......................... — 238,105 82,806 44,123
Cost of shares redeemed ........................... (8,393,296) (77,306,268) (343,303) (739,112)
Net increase (decrease) from capital transactions (5,437,215) (49,126,258) 1,508,221 7,032,121
Net increase (decrease) in net assets resulting from capital transactions (146,470,555) (486,513,532) 902,068 (11,158)
Total increase (decrease) in net assets (68,390,924) (632,914,553) (900,044) 118,233
NET ASSETS:
Beginning of period ................................ 373,328,899 1,006,243,452 28,117,456 27,999,223
End of period ................................... $ 304,937,975 $ 373,328,899 $ 27,217,412 $ 28,117,456
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR LONG-SHORT EQUITY FUND
AQR MACRO OPPORTUNITIES
FUND (FORMERLY KNOWN AS AQR
GLOBAL MACRO FUND)
**
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 37,323,213 81,348,092 888,298 1,573,992
Shares sold ..................................... 8,955,898 18,476,749 510,946 380,603
Shares issued on reinvestment of distributions ........... — 317,183 12,286 8,763
Shares redeemed ................................. (23,618,982) (62,818,811) (613,350) (1,075,060)
Shares outstanding, end of period 22,660,129 37,323,213 798,180 888,298
CLASS N
Shares outstanding, beginning of period ................ 749,475 2,621,145 57,047 124,939
Shares sold ..................................... 822,939 323,321 27,192 44,936
Shares issued on reinvestment of distributions ........... — 11,350 862 507
Shares redeemed ................................. (658,892) (2,206,341) (13,028) (113,335)
Shares outstanding, end of period 913,522 749,475 72,073 57,047
CLASS R6
Shares outstanding, beginning of period ................ 1,686,829 6,862,414 1,985,904 1,242,121
Shares sold ..................................... 261,108 2,918,269 188,379 817,860
Shares issued on reinvestment of distributions ........... — 25,411 9,242 4,689
Shares redeemed ................................. (740,584) (8,119,265) (35,599) (78,766)
Shares outstanding, end of period 1,207,353 1,686,829 2,147,926 1,985,904
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ (18,918,450) $ (19,769,616) $ (1,677,053) $ (1,883,400)
Net realized gain (loss) ............................. 80,523,328 (29,578,340) 4,379,467 (3,154,120)
Net change in unrealized appreciation (depreciation) ....... (58,148,727) 22,300,128 (5,217,323) 1,117,561
Net increase (decrease) in net assets resulting from
operations 3,456,151 (27,047,828) (2,514,909) (3,919,959)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (60,400,347) (75,428,200) (4,180,219) (8,082,992)
Class N ......................................... (3,113,556) (14,770,173) (237,747) (296,485)
Class R6 ........................................ (7,636,294) (22,754,216) (2,001,524) (2,313,901)
Total distributions (71,150,197) (112,952,589) (6,419,490) (10,693,378)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 328,131,780 531,599,733 23,862,052 77,762,774
Reinvestment of distributions ......................... 47,020,849 56,396,814 4,127,343 7,920,992
Cost of shares redeemed ........................... (886,099,012) (1,374,462,278) (74,693,533) (144,969,798)
Net increase (decrease) from capital transactions (510,946,383) (786,465,731) (46,704,138) (59,286,032)
CLASS N — — — —
Proceeds from shares sold .......................... 13,334,036 401,193,523 1,421,435 10,598,118
Reinvestment of distributions ......................... 3,036,104 14,726,218 237,522 296,282
Cost of shares redeemed ........................... (336,195,400) (1,517,895,148) (2,157,096) (39,202,419)
Net increase (decrease) from capital transactions (319,825,260) (1,101,975,407) (498,139) (28,308,019)
CLASS R6 — — — —
Proceeds from shares sold .......................... 90,464,467 148,126,627 7,802,731 23,000,382
Reinvestment of distributions ......................... 5,667,632 21,368,132 1,999,161 2,310,717
Cost of shares redeemed ........................... (427,501,150) (293,840,514) (12,676,074) (91,147,642)
Net increase (decrease) from capital transactions (331,369,051) (124,345,755) (2,874,182) (65,836,543)
Net increase (decrease) in net assets resulting from capital transactions (1,162,140,694) (2,012,786,893) (50,076,459) (153,430,594)
Total increase (decrease) in net assets (1,229,834,740) (2,152,787,310) (59,010,858) (168,043,931)
NET ASSETS:
Beginning of period ................................ 2,249,637,944 4,402,425,254 118,569,903 286,613,834
End of period ................................... $ 1,019,803,204 $ 2,249,637,944 $ 59,559,045 $ 118,569,903
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 184,061,144 278,773,489 13,033,808 20,878,442
Shares sold ..................................... 41,746,669 63,829,668 3,409,999 10,292,051
Shares issued on reinvestment of distributions ........... 6,521,616 7,343,335 684,468 1,185,777
Shares redeemed ................................. (112,416,493) (165,885,348) (11,038,231) (19,322,462)
Shares outstanding, end of period 119,912,936 184,061,144 6,090,044 13,033,808
CLASS N
Shares outstanding, beginning of period ................ 47,202,273 184,612,537 452,751 4,203,751
Shares sold ..................................... 1,701,088 48,737,807 198,971 1,393,169
Shares issued on reinvestment of distributions ........... 424,629 1,935,114 39,195 44,155
Shares redeemed ................................. (42,536,751) (188,083,185) (310,841) (5,188,324)
Shares outstanding, end of period 6,791,239 47,202,273 380,076 452,751
CLASS R6
Shares outstanding, beginning of period ................ 55,630,961 69,815,972 3,657,794 12,444,742
Shares sold ..................................... 11,425,370 17,970,866 1,142,740 2,996,716
Shares issued on reinvestment of distributions ........... 784,991 2,778,691 330,440 344,883
Shares redeemed ................................. (54,001,076) (34,934,568) (1,834,009) (12,128,547)
Shares outstanding, end of period 13,840,246 55,630,961 3,296,965 3,657,794
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR MULTI-ASSET FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ 1,816,726 $ 131,728 $ (1,765,481) $ (271,740)
Net realized gain (loss) ............................. 11,220,709 89,312 45,624,121 (9,388,035)
Net change in unrealized appreciation (depreciation) ....... 4,727,867 5,388,333 3,965,649 (8,331,032)
Net increase (decrease) in net assets resulting from
operations 17,765,302 5,609,373 47,824,289 (17,990,807)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (6,565,161) (1,324,791) (34,748,130) (35,448)
Class N ......................................... (343,784) (38,969) (5,277,938) (15,381)
Class R6 ........................................ (959,104) (145,677) (487,714) (723)
Total distributions (7,868,049) (1,509,437) (40,513,782) (51,552)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 15,594,074 78,874,445 232,827,893 23,309,629
Reinvestment of distributions ......................... 4,670,202 974,564 34,473,488 35,272
Cost of shares redeemed ........................... (44,606,195) (82,903,061) (95,519,548) (80,118,919)
Net increase (decrease) from capital transactions (24,341,919) (3,054,052) 171,781,833 (56,774,018)
CLASS N — — — —
Proceeds from shares sold .......................... 1,976,625 941,523 22,008,305 8,440,998
Reinvestment of distributions ......................... 296,427 38,551 5,277,938 15,360
Cost of shares redeemed ........................... (2,282,264) (6,408,685) (16,240,342) (8,356,475)
Net increase (decrease) from capital transactions (9,212) (5,428,611) 11,045,901 99,883
CLASS R6 — — — —
Proceeds from shares sold .......................... 5,306,569 8,044,424 3,333,019 14,229,740
Reinvestment of distributions ......................... 955,684 145,097 476,176 723
Cost of shares redeemed ........................... (2,435,755) (1,278,026) (1,383,589) (151,391,611)
Net increase (decrease) from capital transactions 3,826,498 6,911,495 2,425,606 (137,161,148)
Net increase (decrease) in net assets resulting from capital transactions (20,524,633) (1,571,168) 185,253,340 (193,835,283)
Total increase (decrease) in net assets (10,627,380) 2,528,768 192,563,847 (211,877,642)
NET ASSETS:
Beginning of period ................................ 138,074,090 135,545,322 55,535,403 267,413,045
End of period ................................... $ 127,446,710 $ 138,074,090 $ 248,099,250 $ 55,535,403
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR MULTI-ASSET FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,265,365 12,373,196 5,631,966 16,598,224
Shares sold ..................................... 1,477,644 8,865,761 27,913,051 4,173,382
Shares issued on reinvestment of distributions ........... 445,205 101,201 4,293,087 5,393
Shares redeemed ................................. (4,259,444) (9,074,793) (11,241,603) (15,145,033)
Shares outstanding, end of period 9,928,770 12,265,365 26,596,501 5,631,966
CLASS N
Shares outstanding, beginning of period ................ 570,487 1,180,290 2,399,584 2,172,479
Shares sold ..................................... 180,312 102,856 2,637,058 1,707,446
Shares issued on reinvestment of distributions ........... 28,339 4,012 669,789 2,385
Shares redeemed ................................. (222,306) (716,671) (1,971,311) (1,482,726)
Shares outstanding, end of period 556,832 570,487 3,735,120 2,399,584
CLASS R6
Shares outstanding, beginning of period ................ 1,245,435 486,163 114,907 23,405,902
Shares sold ..................................... 500,818 880,125 414,638 2,759,499
Shares issued on reinvestment of distributions ........... 91,191 15,083 59,079 110
Shares redeemed ................................. (228,234) (135,936) (158,215) (26,050,604)
Shares outstanding, end of period 1,609,210 1,245,435 430,409 114,907
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR STYLE PREMIA ALTERNATIVE
FUND
**
AQR
SUSTAINABLE
LONG-SHORT
EQUITY
CARBON
AWARE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE PERIOD
12/16/21
*
- 12/31/21
OPERATIONS:
Net investment income (loss) ......................................... $ (9,477,690) $ (9,383,464) $ (4,936)
Net realized gain (loss) .............................................. 126,371,766 (318,218,290) (115)
Net change in unrealized appreciation (depreciation) ........................ 33,550,456 (32,588,998) 81,983
Net increase (decrease) in net assets resulting from operations 150,444,532 (360,190,752) 76,932
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — —
Class I .......................................................... (27,925,373) — —
Class N .......................................................... (2,257,265) — —
Class R6 ......................................................... (46,587,791) — —
Total (76,770,429) — —
Total distributions (76,770,429) — —
CAPITAL TRANSACTIONS:
CLASS I — — —
Proceeds from shares sold ........................................... 158,057,194 229,785,451 500,000
Reinvestment of distributions .......................................... 25,637,051 — —
Cost of shares redeemed ............................................ (203,683,304) (708,116,773) —
Net increase (decrease) from capital transactions (19,989,059) (478,331,322) 500,000
CLASS N — — —
Proceeds from shares sold ........................................... 9,682,806 5,954,543 500,000
Reinvestment of distributions .......................................... 2,069,523 — —
Cost of shares redeemed ............................................ (9,305,147) (25,463,704) —
Net increase (decrease) from capital transactions 2,447,182 (19,509,161) 500,000
CLASS R6 — — —
Proceeds from shares sold ........................................... 85,955,708 407,761,354 9,011,500
Reinvestment of distributions .......................................... 44,723,437 — —
Cost of shares redeemed ............................................ (170,969,347) (978,688,647) —
Net increase (decrease) from capital transactions (40,290,202) (570,927,293) 9,011,500
Net increase (decrease) in net assets resulting from capital transactions (57,832,079) (1,068,767,776) 10,011,500
Total increase (decrease) in net assets 15,842,024 (1,428,958,528) 10,088,432
NET ASSETS:
Beginning of period ................................................. 642,362,894 2,071,321,422 —
End of period .................................................... $ 658,204,918 $ 642,362,894 $ 10,088,432
$ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR STYLE PREMIA ALTERNATIVE
FUND
**
AQR
SUSTAINABLE
LONG-SHORT
EQUITY
CARBON
AWARE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE PERIOD
12/16/21
*
- 12/31/21
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................................. 37,337,857 106,373,674 —
Shares sold ...................................................... 21,549,285 31,652,156 50,000
Shares issued on reinvestment of distributions ............................ 3,688,784 — —
Shares redeemed .................................................. (28,061,787) (100,687,973) —
Shares outstanding, end of period 34,514,139 37,337,857 50,000
CLASS N
Shares outstanding, beginning of period ................................. 2,352,158 5,010,960 —
Shares sold ...................................................... 1,341,245 857,846 50,000
Shares issued on reinvestment of distributions ............................ 299,931 — —
Shares redeemed .................................................. (1,261,250) (3,516,648) —
Shares outstanding, end of period 2,732,084 2,352,158 50,000
CLASS R6
Shares outstanding, beginning of period ................................. 61,159,132 142,483,592 —
Shares sold ...................................................... 11,791,726 57,019,218 901,150
Shares issued on reinvestment of distributions ............................ 6,407,369 — —
Shares redeemed .................................................. (23,188,008) (138,343,678) —
Shares outstanding, end of period 56,170,219 61,159,132 901,150
*
Commencement of operations.
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
AQR
ALTERNATIVE
RISK PREMIA
FUND
***
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR MULTI-
ASSET FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 14,924,325 $ 54,760,699 $ 17,765,302
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (55,703,747) (2,545,012,409) (127,249,047)
Payments to cover short positions in securities .......................... (146,273,915) (1,059,339,254) (24,019,615)
Proceeds from sale of securities ..................................... 72,013,892 2,781,604 , 865 103,988,989
Proceeds from short positions in securities ............................. 151,070,709 870,344,838 32,148,768
(Purchases) sales of short-term investments, net ........................ (10,462,573) (414,499,580) 22,052,522
Realized (gain) loss on investments in securities ........................ (13,805,307) (2 26,450,105) (8,948,883)
Realized (gain) loss on reverse repurchase agreements ................... — — (844,252)
Realized (gain) loss on short positions in securities ....................... 12,375,868 102,400,411 3,608,799
Change in unrealized (appreciation) depreciation on investments in securities ... (3,299,156) 155,286,089 (3,253,035)
Change in unrealized (appreciation) depreciation on short positions in securities . (9,338,776) (78,667,261) (3,907,666)
Amortization (accretion) of bond premium (discount) ...................... (16,473) (351,437) (1,196,733)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 1,427,988 (36,807,724) (396,046)
Deposits with brokers for futures contracts ............................. (2,847,738) (494,084) 767,041
Repurchase Agreements .......................................... — — (1,126,378)
Unrealized appreciation on forward foreign currency exchange contracts ...... 3,512,588 (23,980) 829,929
Unrealized appreciation on OTC swaps ............................... 560,979 3,529,245 586,079
Deposits for securities sold short .................................... (6,294,688) 5,233,622 —
Deposits with brokers for centrally cleared swaps ....................... (1,157,425) (1,397,106) —
Variation margin on centrally cleared swaps ............................ (5,906) — —
Variation margin on futures contracts ................................. 3,439 (131,511) 332,313
Foreign tax reclaim .............................................. 38,541 (14,510) 31,565
Dividends and Interest ............................................ 12,003 809,253 (10,909)
Prepaid expenses ............................................... 14,064 (37,260) (5,721)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 136,407 (1,049,637) 71,378
Unrealized depreciation on forward foreign currency exchange contracts ...... (3,402,344) 10,809 (473,406)
Unrealized depreciation on OTC swaps ............................... 207,406 (1,110,518) (126,611)
Deposits from brokers for futures contracts ............................. — — (102,259)
Variation margin on centrally cleared swaps ............................ — 21,721 —
Variation margin on futures contracts ................................. 532,420 1,383,033 226,098
Accrued investment advisory fees ................................... (13,884) 297,955 (9,112)
Accrued distribution fees—Class N ................................... 432 2,163 111
Dividends and Interest payable on securities sold short ................... (49,740) (434,794) 1,245
Other accrued expenses and liabilities ................................ 17,884 202,758 (114,857)
Net cash provided by (used in) operating activities $ 4,177,273 $ (389,933,708) $ 10,625,609
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 63,696,063 699,723,645 22,863,461
Net change in reverse repurchase agreements .......................... — — 18,000,101
Payments on shares redeemed ..................................... (65,834,700) (307,837,991) (49,426,640)
Cash distributions paid ............................................ (53,584) (2,270,622) (1,945,736)
Due to custodian ................................................ — — 126
Net cash provided by (used in) financing activities ....................... $ (2,192,221) $ 389,615,032 $ (10,508,688)
Net change in cash and cash denominated in foreign currencies .............. 1,985,052 (318,676) 116,921
Cash, beginning of period ......................................... 1,525,010 3,406,317 454,215
Cash, end of period** ............................................. $ 3,510,062 $ 3,087,641 $ 571,136
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $545,221, $1,946,671 and $104,543.
Non-cash activities relating to reinvestment of distributions and corporate actions are in the amounts of $4,436,891, $(56,177,004) and $5,922,313.
*** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
** The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 3,081,264 $ 428,798 $ 3,510,062
AQR Diversified Arbitrage Fund ............................................. 1,429,672 1,657,969 3,087,641
AQR Multi-Asset Fund ................................................... — 571,136 571,136

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 (0.05) 1.03 0.98 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 (0.06) 1.02 0.96 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.03) 1.02 0.99 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.03
10
0.02 — — — —
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 (0.12) 0.84 0.72 (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.02 0.52 0.54 (0.65) — — (0.65)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 (0.15) 0.84 0.69 (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.00
7
0.51 0.51 (0.62) — — (0.62)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 (0.11) 0.84 0.73 (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 0.03 0.52 0.55 (0.66) — — (0.66)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 10.01 0.10% $ 26,852 3.06%
8
2.65% 1.40% (0.25)% 293%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 10.01 0.10% $ 1,538 3.70%
8
2.90% 1.65% (0.44)% 293%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 10.02 0.20% $ 49,818 3.14%
8
2.55% 1.30% (0.22)% 293%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 9.12 5.92% $ 386,972 2.08% 2.02% 1.19% 0.25% 205%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 9.12 5.58% $ 76,774 2.34% 2.28% 1.44% 0.01% 205%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%
$ 9.10 6.02% $ 8,416 1.98% 1.93% 1.10% 0.36% 205%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.57 0.54 1.11 (0.51) (0.15) — (0.66)
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.75 0.33 1.08 (0.50) (0.15) — (0.65)
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.51 0.62 1.13 (0.52) (0.15) — (0.67)
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 (0.09) 1.20 1.11 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 (0.10) 1.18 1.08 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.95 (0.11) 0.78 0.67 (0.41) — — (0.41)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.08) 1.21 1.13 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
7
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.82 10.66% $ 27,048 1.03%
8
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
8
0.20% 0.20% 3.91% 14%
$ 10.80 10.37% $ 1,792 1.15%
8
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
8
0.45% 0.45% 2.56% 14%
$ 10.83 10.84% $ 4,725 0.93%
8
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
8
0.10% 0.10% 3.06% 14%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 12.25 5.84% $ 1,552,269 2.07% 2.07% 1.27% (0.66)% 237%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 12.21 5.56% $ 357,839 2.35% 2.35% 1.55% (0.92)% 237%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%
$ 12.25 5.91% $ 326,927 2.00% 2.00% 1.20% (0.61)% 237%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 (0.14) 3.06 2.92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04
10
0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.07 (0.08) 2.15 2.07 (0.56) (0.70) — (1.26)
AQR LONG-SHORT EQUITY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 (0.17) 3.01 2.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04
10
0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.00 (0.11) 2.13 2.02 (0.52) (0.70) — (1.22)
AQR LONG-SHORT EQUITY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 (0.13) 3.07 2.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05
10
0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.08 (0.07) 2.17 2.10 (0.57) (0.70) — (1.27)
AQR MACRO OPPORTUNITIES FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 (0.12) (0.31) (0.43) (0.08) (0.06) — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.06 (0.06) (0.25) (0.31) (0.00)
7
— — (0.00)
7
AQR MACRO OPPORTUNITIES FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 (0.14) (0.30) (0.44) (0.06) (0.06) — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.99 (0.08) (0.25) (0.33) — — — —
AQR MACRO OPPORTUNITIES FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 (0.11) (0.31) (0.42) (0.09) (0.06) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.07 (0.03) (0.28) (0.31) (0.01) — — (0.01)

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 13.88 15.73% $ 4,144,436 2.01% 2.01% 1.27% (0.60)% 249%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 13.80 15.47% $ 385,302 2.27% 2.27% 1.53% (0.80)% 249%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 13.91 15.95% $ 965,972 1.92% 1.92% 1.17% (0.46)% 249%
$ 9.01 (4.54)% $ 7,190 2.32%
11
1.26% 1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 8.75 (3.38)% $ 9,199 2.30% 1.40% 1.40% (0.65)% 0%
$ 8.86 (4.72)% $ 638 2.60%
11
1.50% 1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 8.66 (3.67)% $ 2,892 2.63% 1.70% 1.70% (0.89)% 0%
$ 9.03 (4.41)% $ 19,389 2.24%
11
1.16% 1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%
$ 8.75 (3.41)% $ 13,970 2.32% 1.35% 1.35% (0.34)% 0%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 (0.09) 0.00
7
(0.09) (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01
10
(0.03) (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.03) (0.06) (0.09) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 (0.11) 0.00
7
(0.11) (0.47) — — (0.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
7,10
(0.06) (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 (0.06) (0.05) (0.11) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 (0.09) 0.01 (0.08) (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
7,10
(0.03) (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.02) (0.06) (0.08) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.12) (0.03) (0.15) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
7
(1.32) (1.32) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.29 (0.08) (0.07) (0.15) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 (0.13) (0.04) (0.17) (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 (0.10) (0.07) (0.17) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 (0.11) (0.03) (0.14) (0.68) — — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.30 (0.07) (0.08) (0.15) — — — —

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 9.23 (0.97)% $ 5,956,726 1.19% 1.19% 1.19% (0.38)% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 9.10 (1.19)% $ 3,325,717 1.46% 1.46% 1.46% (0.63)% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 9.24 (0.86)% $ 1,840,901 1.11% 1.11% 1.11% (0.27)% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 9.14 (1.61)% $ 463,124 1.64% 1.64% 1.64% (0.85)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 9.06 (1.84)% $ 97,440 1.90% 1.90% 1.90% (1.13)% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%
$ 9.15 (1.61)% $ 261,636 1.55% 1.55% 1.55% (0.75)% 0%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0.14 1.27 1.41 (0.57) (0.11) — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.49 1.51 (0.19) (0.84) — (1.03)
AQR MULTI-ASSET FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0.11 1.27 1.38 (0.55) (0.11) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.01) 1.50 1.49 (0.17) (0.84) — (1.01)
AQR MULTI-ASSET FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0.16 1.26 1.42 (0.58) (0.11) — (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.51 1.53 (0.20) (0.84) — (1.04)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 (0.08) 2.78 2.70 (1.47) — — (1.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.25 (0.02) 0.67 0.65 (0.00)
7
— — (0.00)
7
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 (0.10) 2.74 2.64 (1.45) — — (1.45)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54
10
0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.18 (0.03) 0.66 0.63 (0.00)
7
— — (0.00)
7
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 (0.08) 2.81 2.73 (1.48) — — (1.48)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.26 (0.01) 0.67 0.66 (0.00)
7
— — (0.00)
7

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 9.82 16.36% $ 415,799 0.94% 0.93% 0.93% 0.19% 48%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 9.80 16.13% $ 16,673 1.21% 1.20% 1.20% (0.06)% 48%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 9.83 16.56% $ 40,256 0.87% 0.85% 0.85% 0.24% 48%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 6.90 10.41% $ 87,863 1.05% 0.99% 0.99% (0.27)% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 6.81 10.20% $ 7,559 1.31% 1.25% 1.25% (0.50)% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%
$ 6.92 10.55% $ 110,467 0.96% 0.90% 0.90% (0.16)% 0%

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 (0.10) 1.67 1.57 (0.90) — — (0.90)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.92 (0.07) 1.27 1.20 (0.74) — — (0.74)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.12) 1.66 1.54 (0.88) — — (0.88)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.89 (0.13) 1.30 1.17 (0.71) — — (0.71)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 (0.10) 1.69 1.59 (0.91) — — (0.91)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.94 (0.07) 1.28 1.21 (0.74) — — (0.74)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS I
FOR THE PERIOD 12/16/21
9
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS N
FOR THE PERIOD 12/16/21
9
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS R6
FOR THE PERIOD 12/16/21
9
-12/31/21 $ 10.00 (0.00)
7
0.08 0.08 — — — —

AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 10.38 11.94% $ 2,956,926 2.22% 2.21% 1.49% (0.70)% 140%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 10.35 11.67% $ 177,319 2.49% 2.47% 1.75% (1.23)% 140%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 10.41 12.10% $ 1,613,182 2.14% 2.12% 1.40% (0.65)% 140%
$ 10.08 0.80% $ 504 3.45%
8
1.30% 1.30% (1.29)% 0%
$ 10.08 0.80% $ 503 3.70%
8
1.55% 1.55% (1.54)% 0%
$ 10.08 0.80% $ 9,081 3.43%
8
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Annual Report | December 2021
The accompanying notes are an integral part of these financial statements.
December 31, 2021
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund – Class I ......................................
$ 0.04
0.47%
AQR Alternative Risk Premia Fund – Class N .....................................
0.02
0.17
AQR Alternative Risk Premia Fund – Class R6 ....................................
0.04
0.42
AQR Style Premia Alternative Fund – Class I ......................................
0.01
0.16
AQR Style Premia Alternative Fund – Class N .....................................
(0.01)
(0.10)
AQR Style Premia Alternative Fund – Class R6 ....................................
0.02
0.21
FUND
TOTAL EXPENSES
AQR Macro Opportunities Fund – Class I ........................................
2.10%
AQR Macro Opportunities Fund – Class N ........................................
2.38
AQR Macro Opportunities Fund – Class R6 .......................................
2.02
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the period ended December 31, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the
Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
Commencement of operations.
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
11
Includes certain non-recurring professional service expenses. Without these costs the "Expenses, Before Reimbursements and/or Waivers" would have been:

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2021, the Trust consists of twenty-
four active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia
Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Macro Opportunities Fund (formerly known as AQR Global Macro Fund), AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund,
AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Sustainable Long-Short Equity
Carbon Aware Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital Management, LLC
(the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the
Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund. Effective January 1, 2022, CNH Partners, LLC changed its legal name to AQR Arbitrage, LLC. AQR Sustainable Long-Short Equity Carbon Aware Fund commenced operations on December 16, 2021.
The investment objective of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund is to seek total return.
The investment objective of AQR Diversifying Strategies Fund, AQR Long-Short Equity Fund and AQR Sustainable Long-Short Equity Carbon Aware
Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each fund offers Class I, Class N and Class R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows (as
applicable) and the Financial Highlights of AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund,
AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia Alternative
Fund (“Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd.
(formerly known as AQR Global Macro Offshore Fund Ltd.), AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy
HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and AQR Style Premia
Alternative Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the
Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2021
% OF TOTAL
ASSETS AT
DECEMBER 31,
2021
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 30,947,801 8.6%
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 6,152,972 19.1%
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 235,462,426 20.5%
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 13,765,805 19.1%
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 12,524,011 5.7%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 57,048,618 22.8%
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 150,102,855 16.6%

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index. The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld, including amounts withheld in prior years which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union
(“EU”) and subsequent rulings by the European Court of Justice (“ECJ”). Income recognized, if any, for reclaims is reflected as dividend income in the
Statements of Operations. Income recognized related to EU reclaims pursuant to the ECJ rulings are reflected as European Union tax reclaims on the
Statements of Operations. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Offering Costs: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company”  ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2021, the Funds had no examinations in progress.
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
In 2021, AQR Macro Opportunities Fund and AQR Managed Futures Strategy HV Fund incurred an excise tax liability of $15,943 and $45,005, respectively, relating to the tax year 2020.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. The AQR Diversifying Strategies
Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling
Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
As of December 31, 2021, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:
The Fund has no unrealized gain or loss on the unfunded commitment.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds may invest in common stock, rights, units, warrants, and other securities of
SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units”
that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the
SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.
BORROWER COMMITMENT AMOUNT
DEMC Ltd., Class A-2 ........................................................................... $ 195,608

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Fund may reduce the loan balance outstanding by the amount of the recalled security.
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Fund Fees
AQR Alternative Risk Premia Fund ........................................................................
$ 545,221
AQR Diversified Arbitrage Fund ...........................................................................
1,946,671
AQR Equity Market Neutral Fund .........................................................................
20,168
AQR Multi-Asset Fund .................................................................................
104,543
AQR Style Premia Alternative Fund ........................................................................
216,925

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly.
During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the
Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.
Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and
Foreign Government Securities with a maturity greater than 90 days in the amount of $26,506,561 for AQR Multi-Asset Fund.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review of the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00pm Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).These investments are categorized as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 65,764,052 $ 48,453,519 $ – $ 114,217,571
Preferred Stocks
†
................................ 178,364 – – 178,364
Short-Term Investments ........................... 93,511,400 15,433,453 – 108,944,853
Futures Contracts* ............................... 2,326,080 – – 2,326,080
Forward Foreign Currency Exchange Contracts* ........ – 1,639,976 – 1,639,976
Interest Rate Swap Contracts* ...................... – 581,001 – 581,001
Total Return Swaps Contracts* ...................... – 519,181 – 519,181
Total Assets $ 161,779,896 $ 66,627,130 $ – $ 228,407,026
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (60,182,949) $ (46,831,556) $ – $ (107,014,505)
Warrants (Sold Short)
†
............................ (5,067) – – (5,067)
Futures Contracts* ............................... (1,495,428) – – (1,495,428)
Forward Foreign Currency Exchange Contracts* ........ – (1,684,726) – (1,684,726)
Interest Rate Swap Contracts* ...................... – (2,034,659) – (2,034,659)
Total Return Swaps Contracts* ...................... – (211,353) – (211,353)
Total Liabilities $ (61,683,444) $ (50,762,294) $ – $ (112,445,738)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 189,487,031 $ 54,740,003 $ 2,999,707 $ 247,226,741
Corporate Bonds ................................ – – 499,856 499,856
Convertible Bonds ............................... – 167,968,344 – 167,968,344
Rights ........................................ 116,679 92,741 260,089 469,509
Securities in Litigation ............................ – – 301,309 301,309
Warrants ...................................... 19,836,212 1,339,292 135,711 21,311,215
Units ......................................... 92,256,480 19,678,474 – 111,934,954
Short-Term Investments ........................... 397,906,763 371,872,090 – 769,778,853
Forward Foreign Currency Exchange Contracts* ........ – 84,325 – 84,325
Total Return Basket Swaps Contracts* ................ – 27,951,388 – 27,951,388
Total Assets $ 699,603,165 $ 643,726,657 $ 4,196,672 $ 1,347,526,494
LIABILITIES
Common Stocks (Sold Short) ...................... $ (73,132,297) $ – $ –
(a)
$ (73,132,297)
Convertible Bonds (Sold Short) ..................... – (16,026,919) – (16,026,919)
Futures Contracts* ............................... (982,093) – – (982,093)
Forward Foreign Currency Exchange Contracts* ........ – (197,421) – (197,421)
Credit Default Swap Contracts* ..................... – (4,354,688) – (4,354,688)
Total Return Basket Swaps Contracts* ................ – (1,594,904) – (1,594,904)
Total Liabilities $ (74,114,390) $ (22,173,932) $ –
(a)
$ (96,288,322)

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 32,840,821 $ – $ – $ 32,840,821
Short-Term Investments ........................... 658,393 – – 658,393
Total Assets $ 33,499,214 $ – $ – $ 33,499,214
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 2,560,704 $ – $ 2,560,704
Short-Term Investments ........................... 24,996,363 14,159,495 – 39,155,858
Futures Contracts* ............................... 107,319 – – 107,319
Forward Foreign Currency Exchange Contracts* ........ – 1,072 – 1,072
Total Return Basket Swaps Contracts* ................ – 754,153 – 754,153
Total Assets $ 25,103,682 $ 17,475,424 $ – $ 42,579,106
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (2,505,363) $ – $ (2,505,363)
Forward Foreign Currency Exchange Contracts* ........ – (1,616) – (1,616)
Total Return Basket Swaps Contracts* ................ – (223,111) – (223,111)
Total Liabilities $ – $ (2,730,090) $ – $ (2,730,090)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 85,990,132 $ 180,483,255 $ – $ 266,473,387
Futures Contracts* ............................... 2,495,607 – – 2,495,607
Forward Foreign Currency Exchange Contracts* ........ – 354,254 – 354,254
Total Return Basket Swaps Contracts* ................ – 7,389,318 – 7,389,318
Total Return Swaps Contracts* ...................... – 190,974 – 190,974
Total Assets $ 88,485,739 $ 188,417,801 $ – $ 276,903,540
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (52,235) $ – $ (52,235)
Total Return Basket Swaps Contracts* ................ – (1,626,880) – (1,626,880)
Total Return Swaps Contracts* ...................... – (24,130) – (24,130)
Total Liabilities $ – $ (1,703,245) $ – $ (1,703,245)
AQR MACRO OPPORTUNITIES FUND (FORMERLY
KNOWN AS AQR GLOBAL MACRO FUND) LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 12,248,218 $ 10,689,159 $ – $ 22,937,377
Futures Contracts* ............................... 897,002 – – 897,002
Forward Foreign Currency Exchange Contracts* ........ – 779,049 – 779,049
Interest Rate Swap Contracts* ...................... – 1,417,521 – 1,417,521
Total Return Swaps Contracts* ...................... – 175,089 – 175,089
Total Assets $ 13,145,220 $ 13,060,818 $ – $ 26,206,038
LIABILITIES
Futures Contracts* ............................... $ (983,253) $ – $ – $ (983,253)
Forward Foreign Currency Exchange Contracts* ........ – (1,080,759) – (1,080,759)
Interest Rate Swap Contracts* ...................... – (1,179,363) – (1,179,363)
Total Return Swaps Contracts* ...................... – (38,192) – (38,192)
Total Liabilities $ (983,253) $ (2,298,314) $ – $ (3,281,567)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 193,879,893 $ 772,722,656 $ – $ 966,602,549
Futures Contracts* ............................... 27,543,626 – – 27,543,626
Forward Foreign Currency Exchange Contracts* ........ – 26,060,152 – 26,060,152

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
Total Return Basket Swaps Contracts* ................ $ – $ 8,305,254 $ – $ 8,305,254
Total Return Swaps Contracts* ...................... – 1,357,544 – 1,357,544
Total Assets $ 221,423,519 $ 808,445,606 $ – $ 1,029,869,125
LIABILITIES
Futures Contracts* ............................... $ (16,935,598) $ – $ – $ (16,935,598)
Forward Foreign Currency Exchange Contracts* ........ – (31,333,094) – (31,333,094)
Total Return Basket Swaps Contracts* ................ – (470,442) – (470,442)
Total Return Swaps Contracts* ...................... – (500,961) – (500,961)
Total Liabilities $ (16,935,598) $ (32,304,497) $ – $ (49,240,095)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 17,179,923 $ 38,163,557 $ – $ 55,343,480
Futures Contracts* ............................... 2,437,060 – – 2,437,060
Forward Foreign Currency Exchange Contracts* ........ – 2,912,809 – 2,912,809
Total Return Basket Swaps Contracts* ................ – 385,535 – 385,535
Total Return Swaps Contracts* ...................... – 112,604 – 112,604
Total Assets $ 19,616,983 $ 41,574,505 $ – $ 61,191,488
LIABILITIES
Futures Contracts* ............................... $ (1,637,046) $ – $ – $ (1,637,046)
Forward Foreign Currency Exchange Contracts* ........ – (3,511,181) – (3,511,181)
Total Return Basket Swaps Contracts* ................ – (137,314) – (137,314)
Total Return Swaps Contracts* ...................... – (47,945) – (47,945)
Total Liabilities $ (1,637,046) $ (3,696,440) $ – $ (5,333,486)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 53,017,962 $ 19,988,392 $ – $ 73,006,354
Preferred Stocks
†
................................ 31,172 – – 31,172
Foreign Government Securities ..................... – 16,647,765 – 16,647,765
U.S. Treasury Obligations ......................... – 18,503,813 – 18,503,813
Short-Term Investments ........................... 22,115,169 35,438,815 – 57,553,984
Futures Contracts* ............................... 2,485,260 – – 2,485,260
Forward Foreign Currency Exchange Contracts* ........ – 977,247 – 977,247
Total Return Swaps Contracts* ...................... – 154,195 – 154,195
Total Assets $ 77,649,563 $ 91,710,227 $ – $ 169,359,790
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (11,422,105) $ (5,308,988) $ – $ (16,731,093)
Reverse Repurchase Agreements ................... – (27,423,458) – (27,423,458)
Futures Contracts* ............................... (1,396,603) – – (1,396,603)
Forward Foreign Currency Exchange Contracts* ........ – (1,307,151) – (1,307,151)
Total Return Swaps Contracts* ...................... – (2,825) – (2,825)
Total Liabilities $ (12,818,708) $ (34,042,422) $ – $ (46,861,130)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 116,445,042 $ 107,611,561 $ – $ 224,056,603
Futures Contracts* ............................... 25,792,163 – – 25,792,163
Total Return Swaps Contracts* ...................... – 393,619 – 393,619
Total Assets $ 142,237,205 $ 108,005,180 $ – $ 250,242,385
LIABILITIES
Futures Contracts* ............................... $ (14,957,393) $ – $ – $ (14,957,393)
Total Return Swaps Contracts* ...................... – (127,231) – (127,231)
Total Liabilities $ (14,957,393) $ (127,231) $ – $ (15,084,624)

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR
Diversified Arbitrage Fund and AQR Style Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 28,906,988 $ – $ 28,906,988
Short-Term Investments ........................... 271,657,046 304,820,103 – 576,477,149
Futures Contracts* ............................... 16,212,865 – – 16,212,865
Forward Foreign Currency Exchange Contracts* ........ – 8,051,283 – 8,051,283
Interest Rate Swap Contracts* ...................... – 5,806,057 – 5,806,057
Total Return Basket Swaps Contracts* ................ – 39,874,657 – 39,874,657
Total Return Swaps Contracts* ...................... – 4,930,950 – 4,930,950
Total Assets $ 287,869,911 $ 392,390,038 $ – $ 680,259,949
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (2,516,809) $ (28,219,408) $ (2) $ (30,736,219)
Futures Contracts* ............................... (9,023,719) – – (9,023,719)
Forward Foreign Currency Exchange Contracts* ........ – (7,882,335) – (7,882,335)
Interest Rate Swap Contracts* ...................... – (16,127,781) – (16,127,781)
Total Return Basket Swaps Contracts* ................ – (3,186,020) – (3,186,020)
Total Return Swaps Contracts* ...................... – (2,167,936) – (2,167,936)
Total Liabilities $ (11,540,528) $ (57,583,480) $ (2) $ (69,124,010)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 2,841,090 $ 4,392,978 $ – $ 7,234,068
Forward Foreign Currency Exchange Contracts* ........ – 12,531 – 12,531
Total Return Basket Swaps Contracts* ................ – 90,479 – 90,479
Total Assets $ 2,841,090 $ 4,495,988 $ – $ 7,337,078
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (2,852) $ – $ (2,852)
Total Return Basket Swaps Contracts* ................ – (18,884) – (18,884)
Total Liabilities $ – $ (21,736) $ – $ (21,736)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and purchased options and written options are reported at market value. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
6. Federal Income Tax Matters
At December 31, 2021, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of passive foreign investment companies (“PFIC”), gain/(loss) recognition on constructive sales, investments in partnerships, convertible securities, contingent payment debt instruments (“CPDI”) and certain forward foreign currency, swap, option, and futures contracts.
As of December 31, 2021, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including, mark to market on PFICs, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures and options contracts, mark to market and income on certain swaps, certain late year loss deferrals, straddle loss deferrals, loss deferrals on unsettled short sales, gain/(loss) recognition on constructive sales, investments in partnerships, investments in inflation protected securities, deemed dividends from convertible securities, Cayman subsidiary taxable income, CPDI accrued income, capital loss carryforwards and finance charges on equity swaps.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 59,489,875 $ 60,892,505 $ (4,421,092) $ 56,471,413
AQR Diversified Arbitrage Fund ............................. 1,236,108,561 48,256,139 (33,126,528) 15,129,611
AQR Diversifying Strategies Fund ........................... 32,527,467 1,627,926 (656,179) 971,747
AQR Equity Market Neutral Fund ........................... 39,406,617 817,347 (374,948) 442,399
AQR Long-Short Equity Fund .............................. 274,734,436 2,173,048 (1,707,189) 465,859
AQR Macro Opportunities Fund ............................. 22,466,450 2,387,235 (1,929,214) 458,021
AQR Managed Futures Strategy Fund ........................ 969,581,123 44,271,507 (33,223,600) 11,047,907
AQR Managed Futures Strategy HV Fund ..................... 52,364,377 4,690,047 (1,196,422) 3,493,625
AQR Multi-Asset Fund ................................... 103,828,322 22,251,889 (3,581,551) 18,670,338
AQR Risk-Balanced Commodities Strategy Fund ................ 212,831,348 26,162,171 (3,835,758) 22,326,413
AQR Style Premia Alternative Fund .......................... 594,949,437 39,442,741 (23,256,239) 16,186 , 502
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 7,314,125 22,953 (21,736) 1,217
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
CARRYFORWARDS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
POST
OCTOBER
CAPITAL OR
LATE YEAR
ORDINARY
LOSS
DEFERRALS
OTHER
TEMPORARY
DIFFERENCES
TOTAL
ACCUMULATED
EARNINGS
AQR Alternative Risk Premia Fund $ — $ (119,553,215) $ 56,486,482 $ (2,540,194) $ (13,098) $ (65,620,025)
AQR Diversified Arbitrage Fund .. 1,602,245 (154,168,522) 15,045,564 — (1,120,194) (138,640,907)
AQR Diversifying Strategies Fund 7,731 62,340 971,747 — — 1,041,818
AQR Equity Market Neutral Fund 5,060,033 — 447,945 — (549) 5,507,429
AQR Long-Short Equity Fund ... 47,722,630 9,150,937 485,657 — — 57,359,224
AQR Macro Opportunities Fund .. — (629,248) 448,989 (849,488) 55,831 (973,916)
AQR Managed Futures Strategy
Fund .................... 20,213,883 (1,147,946,296) 11,039,465 — (6,411,251) (1,123,104,199)
AQR Managed Futures Strategy
HV Fund ................. 2,062,832 (111,595,522) 3,495,270 — (675,016) (106,712,436)
AQR Multi-Asset Fund ........ 239,265 — 18,662,026 — (845,777) 18,055,514
AQR Risk-Balanced Commodities
Strategy Fund ............. — (68) 22,326,413 — 1,130,863 23,457,208
AQR Style Premia Alternative Fund 83,919,136 (497,689,887) 16,426,501 — (1 0,967,424 ) (408,311,674)
AQR Sustainable Long-Short
Equity Carbon Aware Fund ... 70,900 5,180 1,331 — — 77,411

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
As of December 31, 2021, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain capital losses permanently lost due to limitation and redemptions utilized as distributions. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal year-ends December 31, 2021 and December 31, 2020 were as follows:
During the year ended December 31, 2021, the Funds utilized capital loss carryforwards in the amounts listed below:
As of December 31, 2021, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Alternative Risk Premia Fund ................................................. $ 1,129,026 $ (1,129,026)
AQR Diversified Arbitrage Fund .................................................... 310,863 (310,863)
AQR Diversifying Strategies Fund .................................................. 8,765 (8,765)
AQR Equity Market Neutral Fund .................................................. (1,110,179) 1,110,179
AQR Long-Short Equity Fund ..................................................... (5,775,341) 5,775,341
AQR Macro Opportunities Fund .................................................... 240,096 (240,096)
AQR Managed Futures Strategy Fund ............................................... 47,046,060 (47,046,060)
AQR Managed Futures Strategy HV Fund ............................................ 5,800,570 (5,800,570)
AQR Multi-Asset Fund .......................................................... 2,136,260 (2,136,260)
AQR Risk-Balanced Commodities Strategy Fund ....................................... 25,780,847 (25,780,847)
AQR Style Premia Alternative Fund ................................................. — —
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................. 479 (479)
DECEMBER 31, 2021 DECEMBER 31, 2020
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
RETURN OF
CAPITAL
AQR Alternative Risk Premia Fund ...................... $ 4,490,475 $ — $ 2,310,315 $ — $ —
AQR Diversified Arbitrage Fund ......................... 8,606,271 — 11,915,363 — 2,120,993
AQR Diversifying Strategies Fund ....................... 1,409,950 364,045 349,277 44,339 —
AQR Equity Market Neutral Fund ....................... — 754,017 — 6,547,985 —
AQR Long-Short Equity Fund .......................... — — — 5,966,953 —
AQR Macro Opportunities Fund ......................... 419,322 — 221,255 — —
AQR Managed Futures Strategy Fund .................... 71,150,197 — 112,952,589 — —
AQR Managed Futures Strategy HV Fund ................. 6,419,490 — 10,693,378 — —
AQR Multi-Asset Fund ............................... 7,868,049 — 1,509,437 — —
AQR Risk-Balanced Commodities Strategy Fund ............ 40,513,782 — — 51,552 —
AQR Style Premia Alternative Fund ...................... 76,770,429 — — — —
FUND SHORT-TERM LONG-TERM
AQR Diversified Arbitrage Fund ............................................................ $ 11,920,042 $ 78,246,791
AQR Long-Short Equity Fund ............................................................. 4,857,815 –
AQR Multi-Asset Fund .................................................................. – 787,724
AQR Style Premia Alternative Fund ......................................................... 14,860,890 –
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 119,553,215 $ —
AQR Diversified Arbitrage Fund .................................................... — 154,168,522
AQR Macro Opportunities Fund .................................................... — 629,248
AQR Managed Futures Strategy Fund ............................................... 532,117,042 615,829,254
AQR Managed Futures Strategy HV Fund ............................................ 54,125,189 57,470,333
AQR Risk-Balanced Commodities Strategy Fund ....................................... 68 —
AQR Style Premia Alternative Fund ................................................. 456,102,761 41,587,126

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
7. Investment Transactions
During the year ended December 31, 2021, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended December 31, 2021, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at December 31, 2021.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 55,337,936 $ 71,807,808 $ 151,070,709 $ 146,279,142
AQR Diversified Arbitrage Fund ............................. 2,600,127,971 2,837,672,381 870,344,838 1,066,709,330
AQR Diversifying Strategies Fund ........................... 15,099,522 3,325,632 — —
AQR Equity Market Neutral Fund ........................... 4,225,522 5,754,921 5,506,400 6,226,087
AQR Multi-Asset Fund ................................... 126,177,716 103,254,583 32,148,768 24,008,353
AQR Style Premia Alternative Fund .......................... 34,249,464 38,078,474 25,786,233 34,323,962
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Diversified Arbitrage Fund ............................. $ 447,762,065 $ 447,292,955 $ 447,813,846 $ 447,292,955
AQR Multi-Asset Fund ................................... 9,055,281 9,623,674 — —
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 1,553,547 8,972,492 1,084,583
Unrealized Appreciation on Futures Contracts
*
.................................. $ 397,772 $ – $ 107,319
Swaps at Value (Assets)
**
................................................. 519,181 7,052,996 754,153
Unrealized Depreciation on Futures Contracts
*
................................. (425,244) (324,592) –
Swaps at Value (Liabilities)
**
............................................... (211,353) (1,594,904) (223,111)
1,553,547 8,972,492 1,084,583
Foreign Exchange Rate Risk Exposure: 3,324,702 281,746 2,688
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 1,639,976 84,325 1,072
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (1,684,726) (197,421) (1,616)
3,324,702 281,746 2,688
Interest Rate Risk Exposure: 3,890,917 21,555,893 –
Unrealized Appreciation on Futures Contracts
*
.................................. 968,649 – –
Swaps at Value (Assets)
**
................................................. 581,001 20,898,392 –
Unrealized Depreciation on Futures Contracts
*
................................. (306,613) (657,501) –
Swaps at Value (Liabilities)
**
............................................... (2,034,659) – –
3,890,917 21,555,893 –
Credit Risk Exposure: – 4,354,688 –
Swaps at Value (Liabilities)
**
............................................... – (4,354,688) –
– 4,354,688 –
Commodity Risk Exposure: 1,723,232 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 959,659 – –
Unrealized Depreciation on Futures Contracts
*
................................. (763,571) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
1,723,232 – –
Net Fair Value of Derivative Contracts: (1,550,506) 19,811,418 637,273
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 830,652 (982,093) 107,319
Swaps at Value
**
........................................................ (1,145,830) 22,001,796 531,042
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (44,750) (113,096) (544)
1,550,506 19,811,418 637,273
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 11,726,909 819,259 12,908,436 896,284
Unrealized Appreciation on Futures Contracts
*
.................. $ 2,495,607 $ 274,245 $ 398,319 $ 38,479
Swaps at Value (Assets) .................................. 7,580,292 175,089 9,661,948 498,139
Unrealized Depreciation on Futures Contracts
*
................. – (331,738) (2,070,827) (189,267)
Swaps at Value (Liabilities) ................................ (1,651,010) (38,192) (777,341) (170,401)
11,726,909 819,259 12,908,436 896,284
Foreign Exchange Rate Risk Exposure: 406,489 1,859,809 57,393,246 6,423,990
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 354,254 779,049 26,060,152 2,912,809
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (52,235) (1,080,759) (31,333,094) (3,511,181)
406,489 1,859,809 57,393,246 6,423,990
Interest Rate Risk Exposure: – 3,029,745 19,046,569 1,515,391
Unrealized Appreciation on Futures Contracts
*
.................. – 229,262 14,751,017 1,165,616
Swaps at Value (Assets) .................................. – 1,417,521 – –
Unrealized Depreciation on Futures Contracts
*
................. – (203,593) (4,295,553) (349,775)
Swaps at Value (Liabilities) ................................ – (1,179,363) – –
– 3,029,745 19,046,569 1,515,391
Commodity Risk Exposure: – 841,421 23,158,420 2,345,828
Unrealized Appreciation on Futures Contracts
*
.................. – 393,495 12,394,290 1,232,965
Swaps at Value (Assets) .................................. – – 850 –
Unrealized Depreciation on Futures Contracts
*
................. – (447,922) (10,569,218) (1,098,004)
Swaps at Value (Liabilities) ................................ – – (194,062) (14,858)
– 841,421 23,158,420 2,345,828
Net Fair Value of Derivative Contracts: 8,726,908 (400,869) 8,753,537 (83,851)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 2,495,607 (86,251) 10,608,028 800,014
Swaps at Value ......................................... 5,929,282 375,055 8,691,395 312,880
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 302,019 (301,710) (5,272,942) (598,372)
8,726,908 400,869 8,753,537 83,851
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Equity Risk Exposure: 501,889 – 56,240,201 109,363
Unrealized Appreciation on Futures Contracts
*
.................. $ 178,805 $ – $ 3,281,897 $ –
Swaps at Value (Assets)
**
................................. 48,954 – 44,805,607 90,479
Unrealized Depreciation on Futures Contracts
*
................. (274,131) – (2,798,740) –
Swaps at Value (Liabilities)
**
............................... – – (5,353,956) (18,884)
501,889 – 56,240,201 109,363
Foreign Exchange Rate Risk Exposure: 2,284,398 – 15,933,618 15,383
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 977,247 – 8,051,283 12,531
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (1,307,151) – (7,882,335) (2,852)
Interest Rate Risk Exposure: 1,399,968 – 31,450,231 –
Unrealized Appreciation on Futures Contracts
*
.................. 943,987 – 6,706,307 –
Swaps at Value (Assets)
**
................................. – – 5,806,057 –
Unrealized Depreciation on Futures Contracts
*
................. (455,982) – (2,810,085) –
Swaps at Value (Liabilities)
**
............................... – – (16,127,781) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Commodity Risk Exposure: 2,137,025 41,270,408 9,639,554 –
Unrealized Appreciation on Futures Contracts
*
.................. 1,362,468 25,792,163 6,224,661 –
Swaps at Value (Assets)
**
................................. 105,241 393,619 – –
Unrealized Depreciation on Futures Contracts
*
................. (666,490) (14,957,393) (3,414,894) –
Swaps at Value (Liabilities)
**
............................... (2,825) (127,231) – –
2,137,025 41,270,408 9,639,554 –
Net Fair Value of Derivative Contracts: 580,219 11,101,158 36,488,021 81,274
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 1,088,657 10,834,770 7,189,146 –
Swaps at Value
**
........................................ 151,370 266,388 29,129,927 71,595
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (329,904) – 168,948 9,679
580,219 11,101,158 36,488,021 81,274
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended December 31, 2021:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 1,672,875 (26,695,911) 8,142,252
Futures Contracts ....................................................... $ (1,455,368) $ (10,196 ,874) $ 726,977
Swap Contracts ........................................................ 3,128,241 (16,499,037) 7,415,277
1,672,875.14 (26,695,911.35) 8,142,252.34
Foreign Exchange Rate Risk Exposure: (2,902,227) 930,828 (1,848)
Forward Foreign Currency Exchange Contracts ................................. (2,902,227) 930,828 (1,848)
(2,902,227) 930,828 (1,848)
Interest Rate Risk Exposure: (406,628) 47,086,458 –
Futures Contracts ....................................................... 1,454,102 3,228,676 –
Swap Contracts ........................................................ (1,860,730) 43,857,782 –
(406,627.68) 47,086,458.25 –
Credit Risk Exposure: – (2,290,978) –
Swap Contracts ........................................................ – (2,290,978) –
– (2,290,978.07) –
Commodity Risk Exposure: 2,612,457 – –
Futures Contracts ....................................................... 2,629,934 – –
Swap Contracts ........................................................ (17,477) – –
2,612,457.02 – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (700,389) 38,182,761 1,083,053
Futures and Futures-Style Options Contracts ................................... 67,992 932,883 107,319
Swap Contracts ........................................................ (768,385) 37,249,879 975,734
700,389 38,182,761 1,083,053
Foreign Exchange Rate Risk Exposure: 110,244 13,171 19,892
Forward Foreign Currency Exchange Contracts ................................. (110,244) 13,171 19,892
110,244 13,171 19,892
Interest Rate Risk Exposure: 1,298,266 40,267,265 –
Futures Contracts ....................................................... 1,120,615 (598,660) –
Swap Contracts ........................................................ 177,651 (39,668,605) –
1,298,266 40,267,265 –
Credit Risk Exposure: – 910,975 –
Swap Contracts ........................................................ – 910,975 –
– 910,975 –
Commodity Risk Exposure: 196,084 – –
Futures Contracts ....................................................... 196,088 – –
196,084 – –
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 74,352,241 383,793 44,707,672 3,835,526
Futures Contracts ....................................... $ 33,192,250 $ (72,164) $ 35,836,060 $ 2,636,345
Swap Contracts ........................................ 41,159,989 455,957 8,871,612 1,199,180
74,352,240.5 383,793.38 44,707,671.78 3,835,525.56
Foreign Exchange Rate Risk Exposure: (1,636,298) (1,145,639) (87,340,371) (9,091,185)
Forward Foreign Currency Exchange Contracts ................. (1,636,298) (1,145,639) (87,340,371) (9,091,185)
(1,636,298) (1,145,639) (87,340,371) (9,091,185)
Interest Rate Risk Exposure: – (1,520,850) 15,665,718 388,275
Futures Contracts ....................................... – 127,171 15,665,718 388,275
Swap Contracts ........................................ – (1,648,021) – –
– (1,520,850.01) 15,665,717.84 388,274.8
Commodity Risk Exposure: – 1,717,958 108,160,017 9,244,283
Futures Contracts ....................................... – 1,364,861 74,463,945 6,498,048
Swap Contracts ........................................ – 353,097 33,696,072 2,746,235

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
– 1,717,958.05 108,160,016.83 9,244,282.81
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 10,412,271 (360,610) (5,688,672) (821,294)
Futures Contracts ....................................... (1,112,045) (357,600) (11,315,691) (891,828)
Swap Contracts ........................................ 11,524,316 (3,010) 5,627,019 70,528
10,412,271 360,610 5,688,672 821,294
Foreign Exchange Rate Risk Exposure: 1,159,026 99,874 27,202,000 2,340,036
Forward Foreign Currency Exchange Contracts ................. (1,159,026) (99,873) (27,202,000) (2,340,036)
1,159,026 99,874 27,202,000 2,340,036
Interest Rate Risk Exposure: – 332,456 6,648,946 537,974
Futures Contracts ....................................... – 23,741 6,648,945 537,972
Swap Contracts ........................................ – 308,716 – –
– 332,456 6,648,946 537,974
Commodity Risk Exposure: – 253,603 31,591,462 2,572,052
Futures Contracts ....................................... – (161,550) (9,718,175) (804,883)
Swap Contracts ........................................ – (92,054) (21,873,286) (1,767,161)
– 253,603 31,591,462 2,572,052
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 2,548,138 – 126,857,136 (299)
Futures Contracts ....................................... $ 2,362,830 $ – $ (12,262,774) $ –
Swap Contracts ........................................ 185,308 – 139,119,910 (299)
2,548,138.16 – 126,857,136.31
Foreign Exchange Rate Risk Exposure: (307,750) – (12,316,035) –
Forward Foreign Currency Exchange Contracts ................. (307,750) – (12,316,035) –
(307,750) – (12,316,035) –
Interest Rate Risk Exposure: (5,591,863) – (19,258,037) –
Futures Contracts ....................................... (5,591,863) – (3,959,698) –
Swap Contracts ........................................ – – (15,298,339) –
(5,591,862.97) – (19,258,036.87) –
Commodity Risk Exposure: 8,595,586 45,615,581 31,970,302 –
Futures Contracts ....................................... 7,510,061 42,793,937 24,944,974 –
Swap Contracts ........................................ 1,085,525 2,821,644 7,025,328 –
8,595,586.47 45,615,581.45 31,970,302.13 –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (968,149) – 34,059,897 71,595
Futures and Futures-Style Options Contracts ................... (920,259) – (287,851) –
Swap Contracts ........................................ (47,893) – 34,347,750 71,595
968,149 – 34,059,897 71,595
Foreign Exchange Rate Risk Exposure: 356,523 – 1,393,805 9,679
Forward Foreign Currency Exchange Contracts ................. (356,523) – (1,393,805) 9,679
356,523 – 1,393,805 9,679
Interest Rate Risk Exposure: 268,857 – 8,196,107 –
Futures Contracts ....................................... 268,857 – 4,711,251 –
Swap Contracts ........................................ – – 3,484,854 –
268,857 – 8,196,107 –
Commodity Risk Exposure: 1,483,448 3,966,548 4,101,333 –
Futures Contracts ....................................... (1,071,873) 5,332,720 220,187 –
Swap Contracts ........................................ (411,575) (1,366,172) (4,321,518) –
1,483,448 3,966,548 4,101,333 –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
The following tables present the Funds’ gross OTC derivative, repurchase agreements and reverse repurchase agreements assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds as of December 31, 2021:
AQR Alternative Risk Premia Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $120,003 and total additional collateral pledged was $1,880,870.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Swap
Contracts $ 78,865 $ (78,865) $ – $ – $ – $ –
CITI .......... Forward Foreign
Currency Exchange
Contracts 820,285 (820,285) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 819,691 (819,691) – – – –
MLIN ......... Total Return Swap
Contracts 427,836 (39,784) 388,052 – (40,037) 348,015
MSCS ......... Total Return Swap
Contracts 12,480 (12,480) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,159,157 (1,771,105) 388,052 – (40,037) 348,015
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 150,209 $ (78,865) $ 71,344 $ – $ – $ 71,344
CITI ........... Forward Foreign
Currency Exchange
Contracts 842,818 (820,285) 22,533 – (22,533) –
GSIN .......... Total Return Swap
Contracts 2,315 – 2,315 – (2,315) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 841,908 (819,691) 22,217 – (22,217) –
MLIN .......... Total Return Swap
Contracts 39,784 (39,784) – – – –
MSCS .......... Total Return Swap
Contracts 19,045 (12,480) 6,565 (6,565) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,896,079 (1,771,105) 124,974 (6,565) (47,065) 71,344

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $20,005 and total additional collateral pledged was $188,696,260.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP ......... Total Return Basket
Swap Contracts $ 7,623,110 $ (24,086) $ 7,599,024 $ – $ – $ 7,599,024
CITI .......... Forward Foreign
Currency Exchange
Contracts 48,838 (48,838) – – – –
GSIN ......... Total Return Basket
Swap Contracts 20,301,144 (1,546,964) 18,754,180 – (17,750,676) 1,003,504
JPMC ......... Forward Foreign
Currency Exchange
Contracts 35,487 (35,487) –
JPMC ......... Total Return Basket
Swap Contracts 27,134 – 27,134
Total JPMC 62,621 (35,487) 27,134 – – 27,134
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 28,035,713 (1,655,375) 26,380,338 – (17,750,676) 8,629,662
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 23,854 $ – $ 23,854 $ – $ (23,854) $ –
BNPP .......... Total Return Basket
Swap Contracts 24,086 (24,086) – – – –
CITI ........... Forward Foreign
Currency Exchange
Contracts 120,289 (48,838) 71,451 – (71,451) –
GSIN .......... Total Return Basket
Swap Contracts 1,546,964 (1,546,964) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 77,132 (35,487) 41,645 – (41,645) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,792,325 (1,655,375) 136,950 – (136,950) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $13,946,939.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 536 $ (536) $ – $ – $ – $ –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 536 (536) –
JPMC ......... Total Return Basket
Swap Contracts 35,005 (35,005) –
Total JPMC 35,541 (35,541) – – – –
MLIN ......... Total Return Basket
Swap Contracts 213,843 – 213,843 – (100,010) 113,833
MSIP ......... Total Return Basket
Swap Contracts 505,305 (40,722) 464,583 – – 464,583
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 755,225 (76,799) 678,426 – (100,010) 578,416
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 808 $ (536) $ 272 $ – $ (272) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 808 (536) 272
JPMC .......... Total Return Basket
Swap Contracts 182,389 (35,005) 147,384
Total JPMC 183,197 (35,541) 147,656 – (147,656) –
MSIP .......... Total Return Basket
Swap Contracts 40,722 (40,722) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 224,727 (76,799) 147,928 – (147,928) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Long-Short Equity Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Basket
Swap Contracts $ 575,034 $ – $ 575,034 $ – $ (490,013) $ 85,021
BNPP ......... Total Return Basket
Swap Contracts 1,284,971 (103,934) 1,181,037 – – 1,181,037
CITI .......... Forward Foreign
Currency Exchange
Contracts 177,632 (26,115) 151,517 – – 151,517
GSIN ......... Total Return Swap
Contracts 26,502 – 26,502
GSIN ......... Total Return Basket
Swap Contracts 3,385,700 (448,737) 2,936,963
Total GSIN 3,412,202 (448,737) 2,963,465 – (2,820,334) 143,131
JPMC ......... Forward Foreign
Currency Exchange
Contracts 176,622 (26,120) 150,502
JPMC ......... Total Return Swap
Contracts 164,472 (24,130) 140,342
JPMC ......... Total Return Basket
Swap Contracts 1,968,698 – 1,968,698
Total JPMC 2,309,792 (50,250) 2,259,542 – – 2,259,542
MSIP ......... Total Return Basket
Swap Contracts 174,915 (174,915) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,934,546 (803,951) 7,130,595 – (3,310,347) 3,820,248

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Long-Short Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $71,880,457.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 103,934 $ (103,934) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 26,115 (26,115) – – – –
GSIN .......... Total Return Basket
Swap Contracts 448,737 (448,737) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 26,120 (26,120) –
JPMC .......... Total Return Swap
Contracts 24,130 (24,130) –
Total JPMC 50,250 (50,250) – – – –
MSIP .......... Total Return Basket
Swap Contracts 1,074,209 (174,915) 899,294 (899,294) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,703,245 (803,951) 899,294 (899,294) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Macro Opportunities Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $830,500.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 390,037 $ (390,037) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 24,426 (23,567) 859 – – 859
JPMC ......... Forward Foreign
Currency Exchange
Contracts 389,012 (389,012) – – – –
MLIN ......... Total Return Swap
Contracts 150,663 (10,994) 139,669 – (120,016) 19,653
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 954,138 (813,610) 140,528 – (120,016) 20,512
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 540,308 $ (390,037) $ 150,271 $ – $ (150,271) $ –
GSIN .......... Total Return Swap
Contracts 23,567 (23,567) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 540,451 (389,012) 151,439
JPMC .......... Total Return Swap
Contracts 3,631 – 3,631
Total JPMC 544,082 (389,012) 155,070 – (155,070) –
MLIN .......... Total Return Swap
Contracts 10,994 (10,994) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,118,951 (813,610) 305,341 – (305,341) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $864,690 and total additional collateral pledged was $97,704,985.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 13,042,359 $ (13,042,359) $ – $ – $ – $ –
GSIN ......... Total Return Basket
Swap Contracts 3,316,103 (470,442) 2,845,661 – (2,580,024) 265,637
JPMC ......... Forward Foreign
Currency Exchange
Contracts 13,017,793 (13,017,793) – – – –
MLIN ......... Total Return Swap
Contracts 151,871 (151,871) –
MLIN ......... Total Return Basket
Swap Contracts 4,989,151 – 4,989,151
Total MLIN 5,141,022 (151,871) 4,989,151 – – 4,989,151
MSCS ......... Total Return Swap
Contracts 1,204,823 (129,119) 1,075,704 – (1,075,704) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 35,722,100 (26,811,584) 8,910,516 – (3,655,728) 5,254,788
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 15,664,429 $ (13,042,359) $ 2,622,070 $ – $ (2,622,070) $ –
GSIN .......... Total Return Basket
Swap Contracts 470,442 (470,442) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 15,668,665 (13,017,793) 2,650,872 (2,650,872) – –
MLIN .......... Total Return Swap
Contracts 177,780 (151,871) 25,909 – (25,909) –
MSCS .......... Total Return Swap
Contracts 129,119 (129,119) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 32,110,435 (26,811,584) 5,298,851 (2,650,872) (2,647,979) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Managed Futures Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $536,814.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
MACQ ........ Total Return Swap
Contracts $ 850 $ (850) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 850 (850) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
MACQ ......... Total Return Swap
Contracts $ 194,062 $ (850) $ 193,212 $ (193,212) $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 194,062 (850) 193,212 (193,212) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Managed Futures Strategy HV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $190,522 and total additional collateral pledged was $8,525,978.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 1,457,712 $ (1,457,712) $ – $ – $ – $ –
GSIN ......... Total Return Basket
Swap Contracts 205,076 (108,100) 96,976 – (60,031) 36,945
JPMC ......... Forward Foreign
Currency Exchange
Contracts 1,455,097 (1,455,097) –
JPMC ......... Total Return Basket
Swap Contracts 180,459 (29,214) 151,245
Total JPMC 1,635,556 (1,484,311) 151,245 – – 151,245
MLIN ......... Total Return Swap
Contracts 112,604 (33,087) 79,517 – (79,517) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,410,948 (3,083,210) 327,738 – (139,548) 188,190
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,755,506 $ (1,457,712) $ 297,794 $ – $ (297,794) $ –
GSIN .......... Total Return Basket
Swap Contracts 108,100 (108,100) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,755,675 (1,455,097) 300,578
JPMC .......... Total Return Basket
Swap Contracts 29,214 (29,214) –
Total JPMC 1,784,889 (1,484,311) 300,578 – (300,578) –
MLIN .......... Total Return Swap
Contracts 33,087 (33,087) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,681,582 (3,083,210) 598,372 – (598,372) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Managed Futures Strategy HV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $20,020.
AQR Multi-Asset Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
MACQ ......... Total Return Swap
Contracts $ 14,858 $ – $ 14,858 $ – $ – $ 14,858
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 14,858 – 14,858 – – 14,858
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP ......... Repurchase
Agreements $ 1,013,507 $ (1,013,507) $ – $ – $ – $ –
CITI .......... Forward Foreign
Currency Exchange
Contracts 489,048 (489,048) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 488,199 (488,199) – – – –
JPMS ......... Repurchase
Agreements 156,975 (156,975) – – – –
MLIN ......... Total Return Swap
Contracts 48,954 – 48,954 – – 48,954
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,196,683 (2,147,729) 48,954 – – 48,954

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Multi-Asset Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $81,886 and total additional collateral pledged was $1,863,776.
AQR Multi-Asset Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Reverse
Repurchase
Agreements $ 12,895,698 $ (1,013,507) $ 11,882,191 $ (11,882,191) $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 653,799 (489,048) 164,751
CITI ........... Reverse
Repurchase
Agreements 4,509,125 – 4,509,125
Total CITI 5,162,924 (489,048) 4,673,876 (4,639,227) (34,649) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 653,352 (488,199) 165,153 – (165,153) –
JPMS .......... Reverse
Repurchase
Agreements 3,839,250 (156,975) 3,682,275 (3,682,275) – –
MPFS .......... Reverse
Repurchase
Agreements 6,179,385 – 6,179,385 (6,154,591) – 24,794
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 28,730,609 (2,147,729) 26,582,880 (26,358,284) (199,802) 24,794
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
GSIN ......... Total Return Swap
Contracts $ 26,150 $ – $ 26,150 $ – $ – $ 26,150
MACQ ........ Total Return Swap
Contracts 14,088 – 14,088 – – 14,088
MLIN ......... Total Return Swap
Contracts 18,480 – 18,480 – – 18,480
SOCG ........ Total Return Swap
Contracts 46,523 (2,825) 43,698 – – 43,698
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 105,241 (2,825) 102,416 – – 102,416

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Multi-Asset Offshore Fund Ltd. (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $347,260.
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
SOCG ......... Total Return Swap
Contracts $ 2,825 $ (2,825) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,825 (2,825) – – – –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Total Return Swap
Contracts $ 1,671 $ (1,200) $ 471 $ – $ – $ 471
GSIN ......... Total Return Swap
Contracts 5,085 – 5,085 – – 5,085
MACQ ........ Total Return Swap
Contracts 371,870 (112,860) 259,010 – (180,001) 79,009
SOCG ........ Total Return Swap
Contracts 14,993 (13,171) 1,822 – – 1,822
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 393,619 (127,231) 266,388 – (180,001) 86,387

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $432,421.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 1,200 $ (1,200) $ – $ – $ – $ –
MACQ ......... Total Return Swap
Contracts 112,860 (112,860) – – – –
SOCG ......... Total Return Swap
Contracts 13,171 (13,171) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 127,231 (127,231) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Basket
Swap Contracts $ 21,718,477 $ – $ 21,718,477 $ – $ (21,041,207) $ 677,270
CITI .......... Forward Foreign
Currency Exchange
Contracts 4,027,271 (3,942,218) 85,053
CITI .......... Total Return Swap
Contracts 811,511 (811,511) –
Total CITI 4,838,782 (4,753,729) 85,053 – (20,056) 64,997
GSIN ......... Total Return Swap
Contracts 408,166 (32,716) 375,450
GSIN ......... Total Return Basket
Swap Contracts 13,778,949 (691,805) 13,087,144
Total GSIN 14,187,115 (724,521) 13,462,594 – (12,901,641) 560,953
JPMC ......... Forward Foreign
Currency Exchange
Contracts 4,024,012 (3,940,117) 83,895
JPMC ......... Total Return Swap
Contracts 61,170 (3,504) 57,666
JPMC ......... Total Return Basket
Swap Contracts 1,681,229 (53,519) 1,627,710
Total JPMC 5,766,411 (3,997,140) 1,769,271 – – 1,769,271
MLIN ......... Total Return Swap
Contracts 3,650,103 (461,107) 3,188,996
MLIN ......... Total Return Basket
Swap Contracts 1,965,185 – 1,965,185
Total MLIN 5,615,288 (461,107) 5,154,181 – (150,272) 5,003,909
MSIP ......... Total Return Basket
Swap Contracts 730,817 (730,817) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 52,856,890 (10,667,314) 42,189,576 – (34,113,176) 8,076,400

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Style Premia Alternative Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $168,432,299.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,942,218 $ (3,942,218) $ –
CITI ........... Total Return Swap
Contracts 1,670,609 (811,511) 859,098
Total CITI 5,612,827 (4,753,729) 859,098 $ – $ (859,098) $ –
GSIN .......... Total Return Swap
Contracts 32,716 (32,716) –
GSIN .......... Total Return Basket
Swap Contracts 691,805 (691,805) –
Total GSIN 724,521 (724,521) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,940,117 (3,940,117) –
JPMC .......... Total Return Swap
Contracts 3,504 (3,504) –
JPMC .......... Total Return Basket
Swap Contracts 53,519 (53,519) –
Total JPMC 3,997,140 (3,997,140) – – – –
MLIN .......... Total Return Swap
Contracts 461,107 (461,107) – – – –
MSIP .......... Total Return Basket
Swap Contracts 2,440,696 (730,817) 1,709,879 (1,709,879) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 13,236,291 (10,667,314) 2,568,977 (1,709,879) (859,098) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
AQR Sustainable Long-Short Equity Carbon Aware Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,760,000.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 6,266 $ (1,426) $ 4,840 $ – $ – $ 4,840
GSIN ......... Total Return Basket
Swap Contracts 67,500 – 67,500 – – 67,500
JPMC ......... Forward Foreign
Currency Exchange
Contracts 6,265 (1,426) 4,839 – – 4,839
MLIN ......... Total Return Basket
Swap Contracts 22,979 (18,884) 4,095 – – 4,095
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 103,010 (21,736) 81,274 – – 81,274
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,426 $ (1,426) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,426 (1,426) – – – –
MLIN .......... Total Return Basket
Swap Contracts 18,884 (18,884) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 21,736 (21,736) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
For the year ended December 31, 2021, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 456,279,642 $ 316,529,288 $ 3,293,969 $ 135,871,194
Average Notional Balance - Short 472,599,958 174,818,844 – 1,114,743
Ending Notional Balance - Long 737,200,235 – 4,044,725 133,108,297
Ending Notional Balance - Short 496,771,114 196,629,063 – 865,861
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 175,787,176 9,437,426 441,574 55,205,947
Average Settlement Value - Sold 162,867,288 31,610,370 623,544 5,255,012
Ending Value - Purchased 155,347,714 9,924,610 167,766 46,735,138
Ending Value - Sold 162,238,422 26,209,819 245,867 130,636
Credit Default Swaps:
Average Notional Balance - Buy Protection – 26,865,000 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 46,475,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swaps:
Average Notional Balance - Long 18,101,983 253,575,516 – 20,779,601
Average Notional Balance - Short 9,804,292 155,274,912 – –
Ending Notional Balance - Long 23,815,164 – – 19,785,274
Ending Notional Balance - Short 10,701,799 – – –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 266,607,691 – – –
Average Notional Balance - Receives Fixed Rate 256,671,624 – – –
Ending Notional Balance - Pays Fixed Rate 215,760,533 – – –
Ending Notional Balance - Receives Fixed Rate 211,506,090 – – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 1,029,636,716 128,720,144 745,405,389
Average Notional of Underlying Positions - Short – 390,578,558 136,310,614 784,490,414
Ending Notional Balance - Long – 1,178,006,304 120,347,766 667,858,401
Ending Notional Balance - Short – 375,248,649 122,753,748 685,626,407

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
*
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
Futures Contracts:
Average Notional Balance - Long $ 42,076,135 $ 4,055,905,457 $ 361,693,436 $ 232,889,904 $ 455,812,678
Average Notional Balance - Short 94,172,131 7,144,841,350 670,010,599 31,041,135 235,388,615
Ending Notional Balance - Long 47,891,521 416,909,253 40,527,686 235,927,083 713,814,346
Ending Notional Balance - Short 92,281,517 7,355,321,684 642,421,321 45,886,903 360,286,867
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 71,756,385 3,443,131,101 318,264,565 95,755,505 –
Average Settlement Value - Sold 72,019,637 3,066,097,033 285,749,209 96,922,514 –
Ending Value - Purchased 70,848,506 2,030,360,435 237,412,634 93,496,130 –
Ending Value - Sold 76,778,080 2,745,247,834 298,131,785 101,498,953 –
Total Return Swaps:
Average Notional Balance - Long 5,677,133 161,757,641 14,188,386 7,746,069 15,314,073
Average Notional Balance - Short 3,638,701 67,228,423 5,976,761 1,285,792 11,138,703
Ending Notional Balance - Long 4,155,570 8,943,143 681,539 4,090,988 4,032,061
Ending Notional Balance - Short 3,879,269 58,383,887 5,174,759 259,388 1,285,401
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate 299,163,481 – – – –
Average Notional Balance - Receives Fixed Rate 171,410,730 – – – –
Ending Notional Balance - Pays Fixed Rate 177,228,600 – – – –
Ending Notional Balance - Receives Fixed Rate 86,577,602 – – – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 630,024,875 55,258,735 – –
Average Notional of Underlying Positions - Short – 627,727,950 54,906,531 – –
Ending Notional Balance - Long – 551,302,953 50,816,577 – –
Ending Notional Balance - Short – 542,565,765 49,902,752 – –
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Futures Contracts:
Average Notional Balance - Long $ 4,556,159,640 $ –
Average Notional Balance - Short 3,714,713,219 –
Ending Notional Balance - Long 6,187,784,827 –
Ending Notional Balance - Short 2,344,445,036 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 821,848,257 1,596,154
Average Settlement Value - Sold 680,150,406 11,380
Ending Value - Purchased 734,690,031 1,596,154
Ending Value - Sold 647,958,072 11,380
Total Return Swaps:
Average Notional Balance - Long 189,066,754 –
Average Notional Balance - Short 106,415,914 –
Ending Notional Balance - Long 196,725,479 –
Ending Notional Balance - Short 90,071,374 –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 1,755,570,635 –
Average Notional Balance - Receives Fixed Rate 1,784,089,264 –
Ending Notional Balance - Pays Fixed Rate 1,826,418,871 –
Ending Notional Balance - Receives Fixed Rate 1,749,180,018 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long 1,453,960,656 26,408,235
Average Notional of Underlying Positions - Short 1,475,654,447 20,969,007
Ending Notional Balance - Long 1,499,621,005 26,408,235
Ending Notional Balance - Short 1,468,637,125 20,969,007
*
Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
9. Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2022 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the
Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i)
the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund ........................................................................... 1.00
AQR Diversifying Strategies Fund ......................................................................... 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Macro Opportunities Fund ........................................................................... 1.00
AQR Managed Futures Strategy Fund ...................................................................... 1.05
AQR Managed Futures Strategy HV Fund ................................................................... 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 0.80
AQR Style Premia Alternative Fund ........................................................................ 1.35
AQR Sustainable Long-Short Equity Carbon Aware Fund ........................................................ 1. 10
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ....................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund ..................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Macro Opportunities Fund ....................................................... 0.20  0.20  0.10
AQR Managed Futures Strategy Fund .................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund ............................................... 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund .......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund .................................................... 0.15 0.15 0.05
AQR Sustainable Long-Short Equity Carbon Aware Fund .................................... 0. 20 0. 20 0. 1 0

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
For the year ended December 31, 2021, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at December 31, 2021 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31 ,
2021 2021 20 22 20 23 20 24
AQR ALTERNATIVE RISK PREMIA FUND
Class I ........... $ 138,157 $ 374,947 $ 116,796 $ 119,994 $ 138,157
Class N ........... 21,033 37,209 5,753 10,423 21,033
Class R6 .......... 186,472 367,499 63,427 117,600 186,472
Totals $ 345,662 $ 779,655 $ 185,976 $ 248,017 $ 345,662
AQR DIVERSIFIED ARBITRAGE FUND
Class I ........... $ 307,319 $ 881,414 $ 325,100 $ 248,995 $ 307,319
Class N ........... 16,394 84,068 48,620 19,054 16,394
Class R6 .......... 117,432 192,315 13,565 61,318 117,432
Totals $ 441,145 $ 1,157,797 $ 387,285 $ 329,367 $ 441,145
AQR DIVERSIFYING STRATEGIES FUND
Class I ........... $ 156,974 $ 250,167 $ – $ 93,193 $ 156,974
Class N ........... 7,540 13,160 – 5,620 7,540
Class R6 .......... 40,888 87,274 – 46,386 40,888
Totals $ 205,402 $ 350,601 $ – $ 145,199 $ 205,402
AQR EQUITY MARKET NEUTRAL FUND
Class I ........... $ 139,748 $ 326,369 $ 64,292 $ 122,329 $ 139,748
Class N ........... 56,655 76,450 7,800 11,995 56,655
Class R6 .......... 18,980 69,401 12,855 37,566 18,980
Totals $ 215,383 $ 472,220 $ 84,947 $ 171,890 $ 215,383
AQR LONG-SHORT EQUITY FUND
Class I ........... $ 154,566 $ 225,742 $ – $ 71,176 $ 154,566
Class N ........... 6,518 8,197 – 1,679 6,518
Class R6 .......... 9,902 19,278 – 9,376 9,902
Totals $ 170,986 $ 253,217 $ – $ 82,231 $ 170,986
AQR MACRO OPPORTUNITIES FUND
Class I ........... $ 98,175 $ 328,824 $ 124,538 $ 106,111 $ 98,175
Class N ........... 7,047 31,037 15,492 8,498 7,047
Class R6 .......... 210,700 408,923 84,311 113,912 210,700
Totals $ 315,922 $ 768,784 $ 224,341 $ 228,521 $ 315,922
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ........... $ 179,234 $ 444,021 $ 119,555 $ 145,232 $ 179,234
Class N ........... 7,171 52,707 29,171 16,365 7,171
Class R6 .......... 56,224 199,764 72,099 71,441 56,224
Totals $ 242,629 $ 696,492 $ 220,825 $ 233,038 $ 242,629
AQR MULTI-ASSET FUND
Class I ........... $ 208,551 $ 625,091 $ 231,142 $ 185,398 $ 208,551
Class N ........... 8,933 35,891 16,312 10,646 8,933
Class R6 .......... 25,674 44,229 6,178 12,377 25,674
Totals $ 243,158 $ 705,211 $ 253,632 $ 208,421 $ 243,158
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ........... $ 157,495 $ 266,689 $ 74,269 $ 34,925 $ 157,495
Class N ........... 30,330 60,709 10,360 20,019 30,330
Class R6 .......... 2,851 200,103 92,627 104,625 2,851
Totals $ 190,676 $ 527,501 $ 177,256 $ 159,569 $ 190,676
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ........... $ 167,507 $ 918,977 $ 463,180 $ 288,290 $ 167,507
Class N ........... 12,424 44,607 20,742 11,441 12,424
Class R6 .......... 271,867 1,091,196 402,283 417,046 271,867
Totals $ 451,798 $ 2,054,780 $ 886,205 $ 716,777 $ 451,798

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
During the year ended December 31, 2021, the Funds recouped amounts as follows:
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
11. Principal Risks and Concentrations
With the exception of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral
Fund, AQR Long-Short Equity Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund, the Funds are non-diversified. Because the non-
diversified Funds may invest in securities of a smaller number of issuers, such non-diversified Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified
Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31,
2021 2021 2022 2023 2024
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Class I ........... $ 3,140 $ 3,140 $ – $ – $ 3,140
Class N ........... 3,140 3,140 – – 3,140
Class R6 .......... 56,879 56,879 – – 56,879
Totals $ 63,159 $ 63,159 $ – $ – $ 63,159
FUND CLASS I CLASS N CLASS R6
AQR Long-Short Equity Fund .............................................. $ 3,990 $ – $ –

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term deposits between major international banks (LIBOR rates are available for five currencies - CHF, EUR, GBP, JPY, USD - across a range of tenors). On July 27, 2017, the head of the United Kingdom ("UK") Financial Conduct
Authority ("FCA") announced a desire to phase out the use of LIBOR. The FCA has confirmed that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (1) immediately after December 31, 2021, in the case of all British Pound, Euro, Swiss Franc and
Japanese Yen settings, and the 1-week and 2-month USD settings; and (2) immediately after June 30, 2023, in the case of the remaining USD settings.
Regulators and industry working groups have suggested alternative reference rates, and global consensus is growing around the process for amending existing contracts or instruments to transition away from LIBOR. There does remain some uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds' performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the pandemic spread of the novel coronavirus known as
COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
In regards to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such Affiliated Funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or under-perform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by under-weighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
In regard to the AQR Sustainable Long-Short Equity Carbon Aware Fund, the ability of the Fund to achieve its net zero carbon target will be subject to the Adviser's ability to correctly assess the carbon emissions of the companies to which the Fund has exposure and the relative performance of the investments in the portfolio. Since the carbon emissions of companies will likely change as the regulatory environment, public sentiment and markets change or time passes, the success of the Fund's net zero carbon strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute long and/or short positions in an efficient and timely manner. Additionally, the Adviser's methodology for assessing the Fund's carbon emissions exposure may differ from the methodology used by others and may not comport with an investor's assessment due to a variety of reasons such as, the use of different carbon emission data sources and/or differing views on how net zero carbon exposure is achieved. The Adviser's methodology for calculating the Fund's carbon emissions exposure could prove to be imperfect or may not achieve its intended results.
Additionally, the AQR Sustainable Long-Short Equity Carbon Aware Fund follows a sustainable investment approach that considers the Environmental,
Social and Governance (“ESG”) characteristics of investments when constructing the Fund's portfolio. Accordingly, the Fund will have reduced exposure to industries or sectors with companies that are excluded by the Fund's dynamic ESG filter or otherwise underweighted due to their ESG characteristics and potentially increased exposure to industries or sectors that do not contain such companies. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund's performance may be lower than other funds that do not consider ESG characteristics or use different ESG criteria when constructing their portfolios. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in and/or disclose their sustainable and ESG practices may fall out of favor, which would challenge the Fund's ability to assess
ESG characteristics of an issuer or industry and its ability to implement its investment strategies. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another AQR Fund (not presented in this book) under the Interfund Lending Program were as follows:
There were no open borrowings as of December 31, 2021 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2021.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 12,015,789 0.56% $ 3,472

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
13. Line of Credit
Effective March 20, 2021 and terminating on March 19, 2022, all funds within the Trust, with the exception of the AQR Diversifying Strategies Fund and the AQR Sustainable Long-Short Equity Carbon Aware Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with
Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.25% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a
Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund).
The Agreement is subject to an annual commitment fee and allocated to each participating fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under the Agreement, and each Fund's allocated commitment fee, is included in Interest expense in the Statements of
Operations.
There were no open borrowings as of December 31, 2021 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2021.
14. Principal Ownership
As of December 31, 2021, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-04, “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. In January 2021, the FASB issued ASU No. 2021-01 with further amendments to Topic 848. Together, the ASUs provide optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. The ASUs are elective and are effective for certain reference rate-related contract modifications that occur during the period March
12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule
18f-4 will replace the current requirements on funds to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments with a requirement to ensure a Fund has a derivatives risk management program consistent with Rule 18f-4, along with other requirements such as compliance with a specific value-at-risk (“VaR”)
based limit on leverage risk. The Board of Trustees will have an oversight role in ensuring these new requirements are being taken into account and will appoint a derivatives risk manager to handle the day-to-day responsibilities of the derivatives risk management program.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 3 94.86%
AQR Diversified Arbitrage Fund ............................................. 4 81.43
AQR Diversifying Strategies Fund* .......................................... 3 87.80
AQR Equity Market Neutral Fund* ........................................... 6 87.43
AQR Long-Short Equity Fund .............................................. 7 91.00
AQR Macro Opportunities Fund* ............................................ 6 90.54
AQR Managed Futures Strategy Fund ........................................ 8 81.42
AQR Managed Futures Strategy HV Fund* .................................... 4 93.17
AQR Multi-Asset Fund* ................................................... 6 89.12
AQR Risk-Balanced Commodities Strategy Fund ................................ 6 92.54
AQR Style Premia Alternative Fund .......................................... 3 83.55
AQR Sustainable Long-Short Equity Carbon Aware Fund* ......................... 3 98.70
*
The percentage held by the Adviser and/or affiliates is 9.69%, 9.47%, 59.75%, 6.02%, 8.66% and 98.70% respectively.

Notes to Financial Statements
AQR Funds | Annual Report | December 2021
December 31, 2021
In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940
Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule
31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments, effective as of the 2a-5 compliance date. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is
September 8, 2022. A fund is not required to comply with the rules until the compliance date. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2021
To the Board of Trustees of AQR Funds and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations, the statements of changes in net assets, and for AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund and AQR Multi-Asset
Fund, the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations, the changes in each of their net assets and for AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund and AQR Multi-Asset Fund each of their cash flows, for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2021 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 24, 2022
We have served as the auditor of one or more investment companies in AQR Funds since 2008.
AQR Alternative Risk Premia Fund (1) AQR Managed Futures Strategy Fund (2)
AQR Diversified Arbitrage Fund (1) AQR Managed Futures Strategy HV Fund (2)
AQR Diversifying Strategies Fund (3) AQR Multi-Asset Fund (1)
AQR Equity Market Neutral Fund (2) AQR Risk-Balanced Commodities Strategy Fund (2)
AQR Long-Short Equity Fund (2) AQR Style Premia Alternative Fund (2)
AQR Macro Opportunities Fund (2) AQR Sustainable Long-Short Equity Carbon Aware Fund (4)
(1) Statements of operations and cash flows for the year ended December 31, 2021 and statement of changes in net assets for each of the two years in the period ended December 31, 2021
(2) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for each of the two years in the period ended December 31, 2021
(3) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended
December 31, 2021 and for the period June 8, 2020 (commencement of operations) through December 31, 2020
(4) Statements of operations and changes in net assets for the period December 16, 2021 (commencement of operations) through
December 31, 2021

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2021
For the fiscal year ended December 31, 2021, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended December 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended December 31, 2021:
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 94.27%
AQR Diversified Arbitrage Fund ........................................................................... 3.28%
AQR Diversifying Strategies Fund ......................................................................... 2.90%
AQR Multi-Asset Fund ................................................................................. 6.38%
AQR Style Premia Alternative Fund ........................................................................ 1.16%
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 41.40%
AQR Diversified Arbitrage Fund ........................................................................... 1.78%
AQR Diversifying Strategies Fund ......................................................................... 0.48%
AQR Multi-Asset Fund ................................................................................. 1.09%
FUND TOTAL
AQR Diversifying Strategies Fund ......................................................................... $ 364,045
AQR Equity Market Neutral Fund ......................................................................... 1,588,031
AQR Long-Short Equity Fund ............................................................................ 6,285,949

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2021
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 12/31/2021” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/21
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $1,053.80 2.65% $13.72
Hypothetical Return $1,000.00 $1,011.85 2.65% $13.44
Class N
Actual Return $1,000.00 $1,054.20 2.91% $15.07
Hypothetical Return $1,000.00 $1,010.54 2.91% $14.75
Class R6
Actual Return $1,000.00 $1,054.60 2.56% $13.26
Hypothetical Return $1,000.00 $1,012.30 2.56% $12.98
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $994.20 1.39% $6.99
Hypothetical Return $1,000.00 $1,018.20 1.39% $7.07
Class N
Actual Return $1,000.00 $992.50 1.64% $8.24
Hypothetical Return $1,000.00 $1,016.94 1.64% $8.34
Class R6
Actual Return $1,000.00 $994.20 1.30% $6.53
Hypothetical Return $1,000.00 $1,018.65 1.30% $6.61
AQR Diversifying Strategies Fund
Class I
Actual Return $1,000.00 $1,015.50 0.20% $1.02
Hypothetical Return $1,000.00 $1,024.20 0.20% $1.02
Class N
Actual Return $1,000.00 $1,013.80 0.45% $2.28
Hypothetical Return $1,000.00 $1,022.94 0.45% $2.29
Class R6
Actual Return $1,000.00 $1,015.40 0.10% $0.51
Hypothetical Return $1,000.00 $1,024.70 0.10% $0.51

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2021
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/21
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $1,055.90 1.51% $7.82
Hypothetical Return $1,000.00 $1,017.59 1.51% $7.68
Class N
Actual Return $1,000.00 $1,053.70 1.76% $9.11
Hypothetical Return $1,000.00 $1,016.33 1.76% $8.94
Class R6
Actual Return $1,000.00 $1,055.70 1.41% $7.31
Hypothetical Return $1,000.00 $1,018.10 1.41% $7.17
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,090.30 1.31% $6.90
Hypothetical Return $1,000.00 $1,018.60 1.31% $6.67
Class N
Actual Return $1,000.00 $1,089.20 1.56% $8.21
Hypothetical Return $1,000.00 $1,017.34 1.56% $7.93
Class R6
Actual Return $1,000.00 $1,090.70 1.20% $6.32
Hypothetical Return $1,000.00 $1,019.16 1.20% $6.11
AQR Macro Opportunities Fund
Class I
Actual Return $1,000.00 $919.10 1.21% $5.85
Hypothetical Return $1,000.00 $1,019.11 1.21% $6.16
Class N
Actual Return $1,000.00 $917.70 1.46% $7.06
Hypothetical Return $1,000.00 $1,017.85 1.46% $7.43
Class R6
Actual Return $1,000.00 $919.50 1.11% $5.37
Hypothetical Return $1,000.00 $1,019.61 1.11% $5.65
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $975.80 1.22% $6.08
Hypothetical Return $1,000.00 $1,019.06 1.22% $6.21
Class N
Actual Return $1,000.00 $975.60 1.41% $7.02
Hypothetical Return $1,000.00 $1,018.10 1.41% $7.17
Class R6
Actual Return $1,000.00 $976.90 1.15% $5.73
Hypothetical Return $1,000.00 $1,019.41 1.15% $5.85
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $960.80 1.66% $8.20
Hypothetical Return $1,000.00 $1,016.84 1.66% $8.44
Class N
Actual Return $1,000.00 $960.00 1.91% $9.44
Hypothetical Return $1,000.00 $1,015.58 1.91% $9.70
Class R6
Actual Return $1,000.00 $962.70 1.56% $7.72
Hypothetical Return $1,000.00 $1,017.34 1.56% $7.93

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2021
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/21
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $1,043.40 0.97% $5.00
Hypothetical Return $1,000.00 $1,020.32 0.97% $4.94
Class N
Actual Return $1,000.00 $1,041.60 1.22% $6.28
Hypothetical Return $1,000.00 $1,019.06 1.22% $6.21
Class R6
Actual Return $1,000.00 $1,043.60 0.87% $4.48
Hypothetical Return $1,000.00 $1,020.82 0.87% $4.43
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $1,082.90 1.01% $5.30
Hypothetical Return $1,000.00 $1,020.11 1.01% $5.14
Class N
Actual Return $1,000.00 $1,082.30 1.26% $6.61
Hypothetical Return $1,000.00 $1,018.85 1.26% $6.41
Class R6
Actual Return $1,000.00 $1,084.70 0.91% $4.78
Hypothetical Return $1,000.00 $1,020.62 0.91% $4.63
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $1,058.50 1.56% $8.09
Hypothetical Return $1,000.00 $1,017.34 1.56% $7.93
Class N
Actual Return $1,000.00 $1,057.80 1.81% $9.39
Hypothetical Return $1,000.00 $1,016.08 1.81% $9.20
Class R6
Actual Return $1,000.00 $1,059.40 1.46% $7.58
Hypothetical Return $1,000.00 $1,017.85 1.46% $7.43
AQR Sustainable Long-Short Equity Carbon Aware Fund
1
Class I
Actual Return $1,000.00 $1,008.00 1.30% $0.54
2
Hypothetical Return $1,000.00 $1,018.65 1.30% $6.61
Class N
Actual Return $1,000.00 $1,008.00 1.55% $0.64
2
Hypothetical Return $1,000.00 $1,017.39 1.55% $7.88
Class R6
Actual Return $1,000.00 $1,008.00 1.20% $0.50
2
Hypothetical Return $1,000.00 $1,019.16 1.20% $6.11
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365
(to reflect the one-half year period unless stated otherwise).
1
Commencement of operation was December 16, 2021.
2
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 15/365 (to reflect the period since commencement of operations).

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2021
December 31, 2021
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC (since
2008) (consulting)
32 Biogen Inc.
3
(since 2008)
(biotechnology company);
Arch Capital Group
(since 2010) (insurance
company); Bioverativ Inc.
(2017-2018)
L. Joe Moravy, M.B.A., CPA, 1950 Trustee, since 2008 Independent Consultant (retired) (2014-
2020)
32
William L. Atwell, M.B.A., 1950 Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
32 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
Gregg D. Behrens, M.M., 1952 Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
32 Kiwi Wealth (wealth
management) (since
2020)
Mark A. Zurack,
M.B.A., CFA, 1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
32 Exchange Traded
Concepts Trust (19
portfolios) (since 2011)
Interested Trustees
4
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
32 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating Officer,
AQR Capital Management, LLC (since
1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A
Heather Bonner, CPA,
1977
Chief Financial Officer,
since 2014; Treasurer,
since 2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Nicole DonVito, J.D.,
1979
Chief Legal Officer, since
2014; Vice President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2021
December 31, 2021
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 Mr. Posner will be retiring from his position on the Board of Directors of Biogen Inc. effective as of the company's 2022 annual meeting of stockholders.
4 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, December 31
, 2021
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended December 31, 2021 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended December 31, 2020 and December 31, 2021 were:

	2020	2021
Audit Fees (a)	$1,062,013	$1,029,944
Audit Related Fees (b)	$7,000	$17,500
Tax Fees (c)	$0	$337,500
All Other Fees (d)	$675	$1,889
Total:	$1,069,688	$1,386,833

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s December 31, 2021 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended December 31, 2021, relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement.

(c)           Tax Fees: The December 31, 2021 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning.  The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2020 and December 31, 2021: $1,350 and $3,950, respectively.

(h)           Not Applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Securities and Exchange Commission (“Commission”) pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified
.

Also, the Registrant is not an identified foreign
issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in
the
financial
statements
of
the
Registrant.

(1) Not Applicable.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
                Code of Ethics
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
                Section 302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
                Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
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Ted Pyne,
Principal Executive Officer
February 24, 2022

By: /s/ Heather Bonner
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Heather Bonner,
Principal Financial Officer
February 24, 2022